UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Developed World ex-U.S. and Currency Hedged Equity Funds

Annual Report

March 31, 2016

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

(formerly, WisdomTree Europe Dividend Growth Fund)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

(formerly, WisdomTree DEFA Fund)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

(formerly, WisdomTree International Hedged Dividend Growth Fund)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

(formerly, WisdomTree DEFA Equity Income Fund)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

(formerly, WisdomTree Japan Hedged Dividend Growth Fund)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

(formerly, WisdomTree Japan Dividend Growth Fund)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned -8.27% in the 12-month period that ended March 31, 2016 (the “period”), which lagged the S&P 500 Index by 10.05%. Measured in local currency, the MSCI EAFE Index returned -11.17% over the period, lagging the return of the S&P 500 Index by 12.95%. It is important to note that when foreign currencies weaken or strengthen relative to the U.S. dollar, there is also an impact on the returns experienced by U.S. investors who invest overseas. Over the period, international equity markets experienced several central bank policy actions which lead to significant volatility in various currencies relative to the U.S. dollar. In particular, the British pound, Japanese yen, and euro (which account for about 75% of the MSCI EAFE Index’s currency exposure) all experienced volatility over the period. In the case of the euro and Japanese yen, the fluctuations were mostly attributable to central bank policy decisions. In the case of the British pound, speculation of Great Britain’s exit from the European Union or “Brexit” weighed on the currency late in the period.

Ultimately, international equities struggled to gain traction over the period as fears of recession in multiple domiciles continued to dominate equity performance. In the Eurozone, economic concerns over slumping growth figures and suppressed inflation led investors to pull money from the region throughout the period. The European Central Bank expanded its monetary easing with a focus on lending as a means of spurring growth in addition to increased asset purchasing programs. Similarly, Japan also experienced similar outflows as the Bank of Japan also expanded its monetary policy in an attempt to generate growth and inflation. Conversely, the United States Federal Reserve raised the federal funds rate by 25 basis points thus beginning a gradual tightening cycle and helping to make U.S. equities relatively attractive over the period.

In local currency terms, defensive sectors like Consumer Staples, Telecommunication Services, and Utilities were the best performing portions of the MSCI EAFE Index while the Financials and Materials sectors lagged most significantly over the period. The aforementioned defensive sectors benefited as investors sought safety in an otherwise volatile market environment. Financials and Materials sectors lagged due to concerns of slowing global growth and the bear market in commodities.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance versus capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
AUSE	WisdomTree Australia Dividend Fund	-7.17%	MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index	-10.82%	3.65%
HEDJ	WisdomTree Europe Hedged Equity Fund	-13.85%	MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index	-13.61%	-0.24%
EUSC	WisdomTree Europe Hedged SmallCap Equity Fund	-3.79%	MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	-2.82%	-0.97%
EUDG	WisdomTree Europe Quality Dividend Growth Fund	-1.83%	MSCI Europe Index	-8.44%	6.61%
DFE	WisdomTree Europe SmallCap Dividend Fund	5.25%	MSCI Europe Small Cap Index	4.74%	0.51%
DXGE	WisdomTree Germany Hedged Equity Fund	-14.44%	MSCI Germany Local Currency Index	-16.74%	2.30%
DXUS	WisdomTree Global ex-U.S. Hedged Dividend Fund[1]	-12.02%	MSCI AC World ex-USA Local Currency Index	-11.81%	-0.21%
HDRW	WisdomTree Global ex-U.S. Hedged Real Estate Fund[2]	-1.06%	Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged	-1.79%	0.73%

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (continued)

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DOO	WisdomTree International Dividend ex-Financials Fund	-8.83%	MSCI EAFE Value Index	-12.82%	3.99%
DWM	WisdomTree International Equity Fund	-8.15%	MSCI EAFE Index	-8.27%	0.12%
HDWM	WisdomTree International Hedged Equity Fund[3]	-7.16%	MSCI EAFE Local Currency Index	-9.12%	1.96%
IHDG	WisdomTree International Hedged Quality Dividend Growth Fund	-1.73%	MSCI EAFE Local Currency Index	-11.17%	9.44%
HDLS	WisdomTree International Hedged SmallCap Dividend Fund[1]	-5.66%	MSCI EAFE Small Cap Local Currency Index	-5.09%	-0.57%
DTH	WisdomTree International High Dividend Fund	-9.60%	MSCI EAFE Value Index	-12.82%	3.22%
DOL	WisdomTree International LargeCap Dividend Fund	-10.49%	MSCI EAFE Index	-8.27%	-2.22%
DIM	WisdomTree International MidCap Dividend Fund	-2.12%	MSCI EAFE Mid Cap Index	-1.86%	-0.26%
DLS	WisdomTree International SmallCap Dividend Fund	2.26%	MSCI EAFE Small Cap Index	3.20%	-0.94%
DXJC	WisdomTree Japan Hedged Capital Goods Fund	-20.72%	MSCI Japan Local Currency Index	-12.90%	-7.82%
DXJ	WisdomTree Japan Hedged Equity Fund	-15.64%	MSCI Japan/MSCI Japan Local Currency Spliced Index	-12.90%	-2.74%
DXJF	WisdomTree Japan Hedged Financials Fund	-24.30%	MSCI Japan Local Currency Index	-12.90%	-11.40%
DXJH	WisdomTree Japan Hedged Health Care Fund	6.16%	MSCI Japan Local Currency Index	-12.90%	19.06%
JHDG	WisdomTree Japan Hedged Quality Dividend Growth Fund[4]	-11.73%	JPX-Nikkei 400 Local Currency Index	-14.67%	2.94%
DXJR	WisdomTree Japan Hedged Real Estate Fund	-2.21%	MSCI Japan Local Currency Index	-12.90%	10.69%
DXJS	WisdomTree Japan Hedged SmallCap Equity Fund	-3.83%	MSCI Japan Small Cap Local Currency Index	-2.52%	-1.31%
DXJT	WisdomTree Japan Hedged Tech, Media and Telecom Fund	-12.99%	MSCI Japan Local Currency Index	-12.90%	-0.09%
JDG	WisdomTree Japan Quality Dividend Growth Fund[5]	-6.07%	JPX-Nikkei 400 Index	-9.86%	3.79%
DFJ	WisdomTree Japan SmallCap Dividend Fund	3.51%	MSCI Japan Small Cap Index	4.02%	-0.51%
DXKW	WisdomTree Korea Hedged Equity Fund	0.17%	MSCI Korea Local Currency Index	-3.01%	3.18%
DXPS	WisdomTree United Kingdom Hedged Equity Fund	-5.15%	MSCI United Kingdom Local Currency Index	-5.85%	0.70%
[1]	Total returns shown are for the period June 4, 2015 (commencement of operations) through March 31, 2016.

[2]	Total returns shown are for the period October 29, 2015 (commencement of operations) through March 31, 2016.

[3]	Total returns shown are for the period July 9, 2015 (commencement of operations) through March 31, 2016.

[4]	Total returns shown are for the period April 9, 2015 (commencement of operations) through March 31, 2016.

[5]	Total returns shown are for the period May 28, 2015 (commencement of operations) through March 31, 2016.

WisdomTree’s international dividend-weighted funds are designed to track indexes based on the dividend stream generated by the companies included in the index. The dividend stream is defined as the sum of all dividends paid over the prior 12 months for each company. The first is aggregate exposure to one or more sectors or countries. The second is stock selection within each sector or country. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream.

2	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

WisdomTree’s best performing Fund for the full period was the WisdomTree Japan Hedged Health Care Fund (DXJH), returning 6.16% over the period. This strategy had three major drivers contributing to its more than 19.00% outperformance versus the MSCI Japan Local Currency Index. The first driver was a more accommodating regulatory landscape as Japanese authorities sought to deregulate the industry. Second, Health Care, considered a defensive sector, benefited as investors sought safety from the volatility of the broader Japanese equity markets over the period. Lastly, Japan’s demographics became an area of focus with an aging population in need of greater medical care. Another relative outperformer was the WisdomTree Europe SmallCap Dividend Fund (DFE) which benefited from its selection and underweight to Financials.

The WisdomTree quality dividend growth suite performed favorably over the period with the WisdomTree Europe Quality Dividend Growth Fund (EUDG) and WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) both outperforming their respective benchmarks by 6.61% and 9.44%, respectively. Given the volatile environment for equities over the period, the fundamental screens for “return on equity” and “return on assets” helped these Funds outperform their respective benchmarks. For IHDG, an overweight to the United Kingdom and underweight to Financials added to the performance. The quality methodology helps the portfolio tilt away from more leveraged companies which explains the underweight in Financials that is again found in EUDG as a major contributor to the return over the period.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 33 through 36 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	3

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	22.3%
Materials	15.2%
Consumer Discretionary	14.9%
Industrials	14.6%
Consumer Staples	9.7%
Healthcare	7.8%
Energy	6.6%
Telecommunication Services	3.0%
Information Technology	2.8%
Utilities	2.3%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Insurance Australia Group Ltd.	3.6%
CIMIC Group Ltd.	3.6%
Woodside Petroleum Ltd.	3.3%
Fortescue Metals Group Ltd.	2.9%
Westpac Banking Corp.	2.7%
Suncorp Group Ltd.	2.7%
Treasury Wine Estates Ltd.	2.4%
Wesfarmers Ltd.	2.3%
Commonwealth Bank of Australia	2.3%
AGL Energy Ltd.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned -7.17% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its investment in the Consumer Discretionary sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.17%	-5.41%	-0.40%	5.25%
Fund Market Price Returns	-7.09%	-5.91%	-0.61%	5.12%
WisdomTree Pacific ex-Japan Equity Income/Australia Dividend Spliced Index[2]	-6.75%	-5.11%	-0.13%	5.72%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index[3]	-10.82%	-5.34%	-0.38%	4.57%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[3]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Staples	21.4%
Industrials	20.4%
Consumer Discretionary	18.8%
Healthcare	10.2%
Financials	9.2%
Materials	7.5%
Information Technology	6.5%
Telecommunication Services	4.8%
Energy	1.5%
Utilities	0.2%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Anheuser-Busch InBev N.V.	6.3%
Siemens AG, Registered Shares	5.4%
Unilever N.V., CVA	4.9%
Telefonica S.A.	4.8%
Daimler AG, Registered Shares	4.4%
Sanofi	3.9%
Banco Santander S.A.	3.8%
Banco Bilbao Vizcaya Argentaria S.A.	3.4%
SAP SE	3.1%
Bayer AG, Registered Shares	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The Fund returned -13.85% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Netherlands. The Fund’s position in Spain created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset euro currency exposure from positions in European equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the euro during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-13.85%	7.33%	6.53%	6.06%
Fund Market Price Returns	-14.19%	6.96%	6.31%	6.01%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[2]	-13.45%	7.72%	6.90%	6.55%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[3]	-13.61%	8.86%	6.14%	5.84%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.
[2]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[3]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	5

Performance Summary (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Industrials	24.5%
Financials	20.4%
Consumer Discretionary	14.5%
Materials	9.0%
Consumer Staples	7.3%
Information Technology	6.0%
Healthcare	6.0%
Utilities	5.7%
Telecommunication Services	4.5%
Energy	2.3%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Elisa Oyj	2.2%
bpost S.A.	2.0%
Nokian Renkaat Oyj	1.6%
Hochtief AG	1.5%
Banca Mediolanum SpA	1.5%
Freenet AG	1.4%
Lagardere SCA	1.2%
Cofinimmo S.A.	1.2%
Hera SpA	1.2%
Eiffage S.A.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index.

The Fund returned -3.79% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Germany. The Fund’s position in Spain created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset euro currency exposure from positions in European equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the euro during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-3.79%	0.33%
Fund Market Price Returns	-3.99%	-0.65%
WisdomTree Europe Hedged SmallCap Equity Index	-3.71%	0.37%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	-2.82%	1.40%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

(formerly, WisdomTree Europe Dividend Growth Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Staples	21.8%
Industrials	19.9%
Consumer Discretionary	19.2%
Healthcare	18.6%
Information Technology	8.6%
Materials	6.1%
Financials	3.2%
Telecommunication Services	2.1%
Energy	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Roche Holding AG, Genusschein	6.1%
Anheuser-Busch InBev N.V.	4.5%
British American Tobacco PLC	4.3%
Novo Nordisk A/S, Class B	3.1%
Bayer AG, Registered Shares	2.9%
SAP SE	2.8%
Unilever N.V., CVA	2.4%
Daimler AG, Registered Shares	2.2%
Diageo PLC	2.1%
Telefonaktiebolaget LM Ericsson, Class B	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index. Prior to March 31, 2016, the WisdomTree Europe Quality Dividend Growth Index was named the WisdomTree Europe Dividend Growth Index.

The Fund returned -1.83% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Netherlands. The Fund’s position in Germany created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-1.83%	-4.33%
Fund Market Price Returns	-2.55%	-4.79%
WisdomTree Europe Quality Dividend Growth Index	-1.15%	-3.82%
MSCI Europe Index	-8.44%	-8.26%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	7

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Industrials	25.0%
Financials	20.0%
Consumer Discretionary	16.1%
Information Technology	12.6%
Materials	8.0%
Consumer Staples	7.3%
Healthcare	4.0%
Utilities	3.1%
Energy	2.7%
Telecommunication Services	0.6%
Investment Company	0.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Cofinimmo S.A.	2.0%
Cembra Money Bank AG	1.3%
Leroy Seafood Group ASA	1.2%
Iren SpA	1.1%
ERG SpA	1.1%
Ratos AB, Class B	1.1%
Kemira Oyj	1.0%
Peab AB	1.0%
Modern Times Group MTG AB, Class B	1.0%
Tieto Oyj	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned 5.25% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Sweden. The Fund’s position in France created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.25%	13.89%	8.79%	5.88%
Fund Market Price Returns	5.02%	13.99%	8.73%	5.73%
WisdomTree Europe SmallCap Dividend Index	6.00%	15.10%	9.59%	6.44%
MSCI Europe Small Cap Index	4.74%	10.70%	6.90%	5.99%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Discretionary	21.8%
Industrials	18.6%
Financials	15.4%
Materials	15.0%
Healthcare	10.0%
Information Technology	6.5%
Consumer Staples	5.4%
Telecommunication Services	4.3%
Utilities	2.6%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Daimler AG, Registered Shares	4.5%
Bayerische Motoren Werke AG	4.5%
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	4.5%
Bayer AG, Registered Shares	4.4%
SAP SE	4.4%
BASF SE	4.4%
Siemens AG, Registered Shares	4.4%
Deutsche Telekom AG, Registered Shares	4.3%
Allianz SE, Registered Shares	4.2%
Deutsche Post AG, Registered Shares	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index.

The Fund returned -14.44% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Information Technology sector. The Fund’s position in the Consumer Discretionary sector created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset euro currency exposure from positions in German equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the euro during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-14.44%	5.54%
Fund Market Price Returns	-14.80%	4.92%
WisdomTree Germany Hedged Equity Index	-14.30%	5.72%
MSCI Germany Local Currency Index	-16.74%	4.96%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	9

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	23.0%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Industrials	10.7%
Telecommunication Services	9.5%
Energy	8.7%
Healthcare	8.5%
Materials	6.3%
Information Technology	5.9%
Utilities	4.3%
Investment Company	1.5%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Toyota Motor Corp.	1.8%
iPath MSCI India Index ETN	1.5%
Nestle S.A., Registered Shares	1.5%
Roche Holding AG, Genusschein	1.3%
GlaxoSmithKline PLC	1.2%
BP PLC	1.2%
Novartis AG, Registered Shares	1.2%
Royal Dutch Shell PLC, Class A	1.1%
HSBC Holdings PLC	1.1%
TOTAL S.A.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Dividend Index.

The Fund returned -12.02% at net asset value (“NAV”) from Fund inception on June 4, 2015 to March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Taiwan. The Fund’s position in Japan created the greatest drag on performance. During the fiscal period, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the overall appreciation in the U.S. dollar against applicable international currencies during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated June 1, 2015, the Fund’s annual expense ratio was 0.44%.

Performance as of 3/31/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-12.02%
Fund Market Price Returns	-12.29%
WisdomTree Global ex-U.S. Hedged Dividend Index	-11.60%
MSCI AC World ex-USA Local Currency Index	-11.81%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Real Estate Management & Development	52.8%
Real Estate Investment Trusts (REITs)	47.7%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Evergrande Real Estate Group Ltd.	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Unibail-Rodamco SE	3.5%
Scentre Group	2.9%
Country Garden Holdings Co., Ltd.	2.1%
China Overseas Land & Investment Ltd.	2.1%
Wharf Holdings Ltd. (The)	2.0%
Link REIT	1.7%
Westfield Corp.	1.7%
Henderson Land Development Co., Ltd.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Real Estate Index.

The Fund returned -1.06% at net asset value (“NAV”) from Fund inception October 29, 2015 to March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Australia. The Fund’s position in Hong Kong created the greatest drag on performance. During the fiscal period, the Fund utilized forward foreign currency contracts as hedges to offset currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the overall depreciation in the U.S. dollar against applicable international currencies during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated October 23, 2015, the Fund’s net and gross annual expense ratios were 0.43% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 3/31/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-1.06%
Fund Market Price Returns	-1.10%
WisdomTree Global ex-U.S. Hedged Real Estate Index	-0.97%
Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged	-1.79%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	11

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Utilities	15.1%
Telecommunication Services	14.3%
Industrials	12.8%
Energy	12.8%
Consumer Staples	11.9%
Materials	8.7%
Healthcare	8.7%
Consumer Discretionary	8.3%
Information Technology	6.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Snam SpA	2.5%
Woodside Petroleum Ltd.	2.3%
Eni SpA	2.0%
Kuehne + Nagel International AG, Registered Shares	1.9%
TeliaSonera AB	1.8%
Fortum Oyj	1.8%
TOTAL S.A.	1.7%
EDP-Energias de Portugal S.A.	1.7%
Orange S.A.	1.6%
Wesfarmers Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned -8.83% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Italy. The Fund’s position in the United Kingdom created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-8.83%	1.16%	0.34%	1.97%
Fund Market Price Returns	-9.25%	1.01%	0.17%	1.82%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[2]	-8.53%	1.47%	0.51%	2.16%
MSCI EAFE Value Index	-12.82%	0.59%	0.82%	0.97%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Equity Fund (DWM)

(formerly, WisdomTree DEFA Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	22.2%
Consumer Staples	12.4%
Industrials	12.4%
Consumer Discretionary	11.2%
Telecommunication Services	9.0%
Healthcare	8.9%
Energy	8.4%
Materials	5.9%
Utilities	5.7%
Information Technology	3.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Nestle S.A., Registered Shares	1.5%
GlaxoSmithKline PLC	1.5%
BP PLC	1.5%
China Mobile Ltd.	1.4%
HSBC Holdings PLC	1.4%
Royal Dutch Shell PLC, Class A	1.4%
TOTAL S.A.	1.3%
Novartis AG, Registered Shares	1.2%
British American Tobacco PLC	1.2%
Anheuser-Busch InBev N.V.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index. Prior to March 31, 2016, the WisdomTree International Equity Index was named the WisdomTree DEFA Index.

The Fund returned -8.15% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Ireland. The Fund’s position in the United Kingdom created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-8.15%	2.50%	2.40%	2.72%
Fund Market Price Returns	-8.63%	2.16%	2.25%	2.67%
WisdomTree International Equity Index	-8.02%	2.60%	2.47%	3.04%
MSCI EAFE Index	-8.27%	2.23%	2.29%	2.28%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	13

Performance Summary (unaudited)

WisdomTree International Hedged Equity Fund (HDWM)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	22.5%
Industrials	12.6%
Consumer Staples	12.6%
Consumer Discretionary	11.3%
Healthcare	9.0%
Telecommunication Services	8.9%
Energy	8.6%
Utilities	5.9%
Materials	5.5%
Information Technology	3.3%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Nestle S.A., Registered Shares	1.7%
GlaxoSmithKline PLC	1.6%
BP PLC	1.5%
HSBC Holdings PLC	1.5%
China Mobile Ltd.	1.5%
Roche Holding AG, Genusschein	1.4%
Royal Dutch Shell PLC, Class A	1.3%
TOTAL S.A.	1.3%
Toyota Motor Corp.	1.3%
Anheuser-Busch InBev N.V.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Equity Index.

The Fund returned -7.16% at net asset value (“NAV”) from Fund inception on July 9, 2015 to March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in New Zealand. The Fund’s position in Japan created the greatest drag on performance. During the fiscal period, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the overall depreciation in the U.S. dollar against applicable international currencies during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated June 24, 2015, the Fund’s annual expense ratio was 0.35%.

Performance as of 3/31/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-7.16%
Fund Market Price Returns	-7.65%
WisdomTree International Hedged Equity Index	-7.12%
MSCI EAFE Local Currency Index	-9.12%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

(formerly, WisdomTree International Hedged Dividend Growth Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Staples	22.6%
Consumer Discretionary	18.9%
Industrials	16.5%
Healthcare	14.0%
Telecommunication Services	9.8%
Information Technology	7.9%
Financials	5.5%
Materials	3.3%
Utilities	1.7%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
British American Tobacco PLC	5.2%
Roche Holding AG, Genusschein	4.7%
Telstra Corp., Ltd.	3.9%
Unilever N.V., CVA	3.4%
Japan Tobacco, Inc.	2.9%
Novo Nordisk A/S, Class B	2.9%
Unilever PLC	2.8%
Reckitt Benckiser Group PLC	2.6%
SAP SE	2.6%
Industria de Diseno Textil S.A.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index. Prior to March 31, 2016, the WisdomTree International Hedged Quality Dividend Growth Index was named the WisdomTree International Hedged Dividend Growth Index.

The Fund returned -1.73% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the United Kingdom. The Fund’s position in Sweden created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the overall depreciation in the U.S. dollar against applicable international currencies during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-1.73%	5.56%
Fund Market Price Returns	-2.20%	4.95%
WisdomTree International Hedged Quality Dividend Growth Index	-1.26%	6.15%
MSCI EAFE Local Currency Index	-11.17%	2.26%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	15

Performance Summary (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Industrials	24.1%
Consumer Discretionary	19.6%
Financials	17.8%
Information Technology	9.4%
Consumer Staples	8.2%
Materials	8.0%
Healthcare	5.1%
Utilities	3.3%
Energy	2.5%
Telecommunication Services	1.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Salmar ASA	0.8%
Cofinimmo S.A.	0.6%
Meridian Energy Ltd.	0.5%
Genesis Energy Ltd.	0.5%
Nexity S.A.	0.5%
Fisher & Paykel Healthcare Corp., Ltd.	0.4%
NCC AB, Class B	0.4%
Air New Zealand Ltd.	0.4%
Kesko Oyj, Class B	0.4%
Ladbrokes PLC	0.4%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes the Underlying Fund’s investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged SmallCap Dividend Index. The Fund implemented its strategy during the period by investing in an underlying fund, the WisdomTree International SmallCap Dividend Fund (the “Underlying Fund”).

The Fund returned -5.66% at net asset value (“NAV”) from Fund inception on June 4, 2015 to March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its exposure to Sweden through its investment in the Underlying Fund. The Fund’s exposure in the United Kingdom through its investment in the Underlying Fund created the greatest drag on performance. During the fiscal period, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities held in the Underlying Fund. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the overall depreciation in the U.S. dollar against applicable international currencies during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated June 1, 2015, the Fund’s net and gross annual expense ratio was 0.58% and 1.16%, respectively. The prospectus expense ratio includes 0.58% of acquired fund fees and expenses (“AFFEs”). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust for any reason at any time.

Performance as of 3/31/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-5.66%
Fund Market Price Returns	-5.46%
WisdomTree International Hedged SmallCap Dividend Index	-5.23%
MSCI EAFE Small Cap Local Currency Index	-5.09%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International High Dividend Fund (DTH)

(formerly, WisdomTree DEFA Equity Income Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	23.1%
Telecommunication Services	12.5%
Consumer Staples	11.9%
Energy	11.8%
Industrials	10.7%
Utilities	8.3%
Healthcare	7.8%
Consumer Discretionary	6.5%
Materials	5.3%
Information Technology	1.4%
Investment Company	0.0%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Nestle S.A., Registered Shares	2.9%
China Mobile Ltd.	2.5%
TOTAL S.A.	2.2%
GlaxoSmithKline PLC	2.2%
BP PLC	2.1%
Novartis AG, Registered Shares	2.1%
Royal Dutch Shell PLC, Class A	2.0%
British American Tobacco PLC	1.8%
HSBC Holdings PLC	1.7%
Vodafone Group PLC	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index. Prior to March 31, 2016, the WisdomTree International High Dividend Index was named the WisdomTree DEFA Equity Income Index.

The Fund returned -9.60% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Japan. The Fund’s position in Australia created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-9.60%	1.37%	1.56%	1.68%
Fund Market Price Returns	-10.12%	0.92%	1.31%	1.54%
WisdomTree International High Dividend Index	-9.44%	1.65%	1.75%	2.24%
MSCI EAFE Value Index	-12.82%	0.59%	0.82%	0.97%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	17

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	21.9%
Consumer Staples	14.3%
Telecommunication Services	11.0%
Healthcare	10.7%
Energy	10.6%
Consumer Discretionary	9.3%
Industrials	8.8%
Utilities	5.5%
Materials	4.6%
Information Technology	2.4%
Investment Company	0.3%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Nestle S.A., Registered Shares	2.3%
GlaxoSmithKline PLC	2.1%
BP PLC	2.0%
China Mobile Ltd.	2.0%
Royal Dutch Shell PLC, Class A	1.9%
HSBC Holdings PLC	1.8%
TOTAL S.A.	1.8%
Anheuser-Busch InBev N.V.	1.8%
British American Tobacco PLC	1.7%
Novartis AG, Registered Shares	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned -10.49% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Belgium. The Fund’s position in the United Kingdom created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-10.49%	1.09%	1.47%	2.03%
Fund Market Price Returns	-11.16%	0.70%	1.33%	1.87%
WisdomTree International LargeCap Dividend Index	-10.26%	1.42%	1.70%	2.35%
MSCI EAFE Index	-8.27%	2.23%	2.29%	2.28%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	22.2%
Industrials	22.2%
Consumer Discretionary	15.4%
Materials	8.9%
Consumer Staples	8.3%
Utilities	6.5%
Healthcare	4.5%
Information Technology	4.4%
Telecommunication Services	4.1%
Energy	3.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Insurance Australia Group Ltd.	0.8%
Bezeq Israeli Telecommunication Corp., Ltd.	0.8%
Suncorp Group Ltd.	0.7%
Terna Rete Elettrica Nazionale SpA	0.6%
Bouygues S.A.	0.6%
Veolia Environnement S.A.	0.6%
WM Morrison Supermarkets PLC	0.6%
Hannover Rueck SE	0.6%
Proximus SADP	0.6%
CNP Assurances	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned -2.12% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Finland. The Fund’s position in Hong Kong created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.12%	5.77%	4.10%	4.55%
Fund Market Price Returns	-2.63%	5.49%	4.06%	4.43%
WisdomTree International MidCap Dividend Index	-2.14%	6.11%	4.16%	4.67%
MSCI EAFE Mid Cap Index	-1.86%	5.96%	4.27%	3.44%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	19

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Industrials	24.1%
Consumer Discretionary	19.6%
Financials	17.8%
Information Technology	9.4%
Consumer Staples	8.2%
Materials	8.0%
Healthcare	5.1%
Utilities	3.3%
Energy	2.5%
Telecommunication Services	1.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Salmar ASA	0.8%
Cofinimmo S.A.	0.6%
Meridian Energy Ltd.	0.5%
Genesis Energy Ltd.	0.5%
Nexity S.A.	0.5%
Fisher & Paykel Healthcare Corp., Ltd.	0.4%
NCC AB, Class B	0.4%
Air New Zealand Ltd.	0.4%
Kesko Oyj, Class B	0.4%
Ladbrokes PLC	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned 2.26% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Sweden. The Fund’s position in Australia created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.26%	5.58%	5.83%	5.13%
Fund Market Price Returns	2.13%	5.50%	5.85%	5.05%
WisdomTree International SmallCap Dividend Index	2.83%	6.27%	6.27%	5.60%
MSCI EAFE Small Cap Index	3.20%	7.29%	5.58%	4.28%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Automobiles	30.8%
Machinery	28.0%
Auto Components	16.9%
Electrical Equipment	8.3%
Metals & Mining	5.9%
Building Products	5.8%
Construction & Engineering	1.8%
Chemicals	1.8%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Toyota Motor Corp.	9.0%
Honda Motor Co., Ltd.	7.7%
FANUC Corp.	4.3%
Bridgestone Corp.	3.7%
Mitsubishi Electric Corp.	3.6%
Nissan Motor Co., Ltd.	3.5%
Fuji Heavy Industries Ltd.	3.5%
Daikin Industries Ltd.	3.4%
Denso Corp.	3.2%
Nidec Corp.	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Capital Goods Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Capital Goods Index.

The Fund returned -20.72% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Daikin Industries Ltd. The Fund’s position in Toyota Motor Corp. created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-20.72%	1.33%
Fund Market Price Returns	-20.78%	2.09%
WisdomTree Japan Hedged Capital Goods Index	-20.33%	2.05%
MSCI Japan Local Currency Index	-12.90%	7.91%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	21

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Discretionary	24.3%
Industrials	23.1%
Information Technology	13.4%
Consumer Staples	10.7%
Healthcare	9.1%
Financials	8.8%
Materials	8.5%
Telecommunication Services	0.8%
Energy	0.5%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Japan Tobacco, Inc.	5.4%
Toyota Motor Corp.	4.5%
Canon, Inc.	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.6%
Nissan Motor Co., Ltd.	2.9%
Takeda Pharmaceutical Co., Ltd.	2.9%
Honda Motor Co., Ltd.	2.8%
Mizuho Financial Group, Inc.	2.8%
FANUC Corp.	2.4%
Mitsui & Co., Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or ‘‘hedging’’ against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned -15.64% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Consumer Discretionary sector created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-15.64%	7.37%	8.39%	1.58%
Fund Market Price Returns	-16.05%	6.97%	8.33%	1.56%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[2]	-14.80%	8.32%	8.93%	1.81%
MSCI Japan/MSCI Japan Local Currency Spliced Index[3]	-12.90%	10.21%	10.57%	2.34%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[3]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Banks	56.5%
Insurance	25.0%
Capital Markets	8.6%
Diversified Financial Services	4.7%
Consumer Finance	4.0%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Sumitomo Mitsui Financial Group, Inc.	10.1%
Mitsubishi UFJ Financial Group, Inc.	9.4%
Tokio Marine Holdings, Inc.	7.6%
MS&AD Insurance Group Holdings, Inc.	4.6%
Dai-ichi Life Insurance Co., Ltd. (The)	4.3%
Mizuho Financial Group, Inc.	3.7%
Sompo Japan Nipponkoa Holdings, Inc.	3.6%
Nomura Holdings, Inc.	3.5%
Sumitomo Mitsui Trust Holdings, Inc.	3.4%
Daiwa Securities Group, Inc.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Financials Index.

The Fund returned -24.30% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Japan Exchange Group, Inc. The Fund’s position in Mitsubishi UFJ Financial Group, Inc. created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-24.30%	-2.38%
Fund Market Price Returns	-24.60%	-1.72%
WisdomTree Japan Hedged Financials Index	-23.05%	-1.00%
MSCI Japan Local Currency Index	-12.90%	7.91%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	23

Performance Summary (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Pharmaceuticals	63.4%
Health Care Equipment & Supplies	22.4%
Food & Staples Retailing	6.1%
Health Care Providers & Services	5.3%
Health Care Technology	1.8%
Biotechnology	0.5%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Takeda Pharmaceutical Co., Ltd.	8.7%
Astellas Pharma, Inc.	8.7%
Ono Pharmaceutical Co., Ltd.	7.4%
Otsuka Holdings Co., Ltd.	6.8%
Hoya Corp.	6.0%
Eisai Co., Ltd.	5.5%
Daiichi Sankyo Co., Ltd.	5.2%
Shionogi & Co., Ltd.	4.8%
Terumo Corp.	4.4%
Olympus Corp.	4.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Health Care Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Health Care Index.

The Fund returned 6.16% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in ONO Pharmaceutical Co., Ltd. The Fund’s position in Astellas Pharma, Inc. created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	6.16%	25.74%
Fund Market Price Returns	5.86%	26.62%
WisdomTree Japan Hedged Health Care Index	6.52%	26.55%
MSCI Japan Local Currency Index	-12.90%	7.91%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

24	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

(formerly, WisdomTree Japan Hedged Dividend Growth Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Discretionary	23.5%
Industrials	21.6%
Information Technology	12.6%
Consumer Staples	12.2%
Telecommunication Services	11.4%
Materials	6.7%
Healthcare	6.3%
Financials	4.8%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
NTT DOCOMO, Inc.	6.6%
Japan Tobacco, Inc.	5.5%
Toyota Motor Corp.	3.9%
Canon, Inc.	3.9%
KDDI Corp.	3.9%
Nissan Motor Co., Ltd.	2.8%
Honda Motor Co., Ltd.	2.8%
FANUC Corp.	2.4%
Mitsui & Co., Ltd.	2.2%
Bridgestone Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Quality Dividend Growth Index.

The Fund returned -11.73% at net asset value (“NAV”) from Fund inception on April 9, 2015 to March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Telecommunication Services sector. The Fund’s position in the Consumer Discretionary sector created the greatest drag on performance. During the fiscal period, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 3/31/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-11.73%
Fund Market Price Returns	-12.13%
WisdomTree Japan Hedged Quality Dividend Growth Index	-11.18%
JPX-Nikkei 400 Local Currency Index	-14.67%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	25

Performance Summary (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Real Estate Management & Development	37.9%
Real Estate Investment Trusts (REITs)	32.0%
Construction & Engineering	13.4%
Household Durables	8.3%
Building Products	3.9%
Transportation Infrastructure	2.6%
Construction Materials	1.5%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Mitsubishi Estate Co., Ltd.	8.1%
Mitsui Fudosan Co., Ltd.	8.1%
Daiwa House Industry Co., Ltd.	5.9%
Sumitomo Realty & Development Co., Ltd.	4.6%
Daito Trust Construction Co., Ltd.	4.0%
Sekisui House Ltd.	3.5%
Nippon Building Fund, Inc.	2.7%
Taisei Corp.	2.6%
Japan Real Estate Investment Corp.	2.4%
Obayashi Corp.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Real Estate Index.

The Fund returned -2.21% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Daiwa House Industry Co., Ltd. The Fund’s position in Mitsubishi Estate Co., Ltd. created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-2.21%	9.59%
Fund Market Price Returns	-2.33%	10.45%
WisdomTree Japan Hedged Real Estate Index	-1.72%	10.47%
MSCI Japan Local Currency Index	-12.90%	7.91%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

26	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Industrials	24.3%
Consumer Discretionary	23.5%
Materials	12.2%
Information Technology	11.8%
Consumer Staples	11.1%
Financials	9.9%
Healthcare	4.8%
Energy	0.9%
Utilities	0.5%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Park24 Co., Ltd.	0.9%
Benesse Holdings, Inc.	0.9%
Matsui Securities Co., Ltd.	0.8%
Heiwa Corp.	0.8%
Daiichikosho Co., Ltd.	0.6%
Canon Marketing Japan, Inc.	0.6%
Kaneka Corp.	0.6%
Coca-Cola West Co., Ltd.	0.5%
Nippon Paper Industries Co., Ltd.	0.5%
DIC Corp.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

The Fund returned -3.83% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Financials sector created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-3.83%	11.43%
Fund Market Price Returns	-4.46%	10.91%
WisdomTree Japan Hedged SmallCap Equity Index	-3.04%	12.57%
MSCI Japan Small Cap Local Currency Index	-2.52%	13.66%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	27

Performance Summary (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Electronic Equipment, Instruments & Components	25.5%
Wireless Telecommunication Services	21.6%
Technology Hardware, Storage & Peripherals	13.7%
Household Durables	11.7%
IT Services	7.0%
Media	4.9%
Semiconductors & Semiconductor Equipment	4.1%
Software	3.4%
Leisure Products	2.6%
Internet Software & Services	2.5%
Internet & Catalog Retail	2.1%
Trading Companies & Distributors	0.1%
Communications Equipment	0.1%
Commercial Services & Supplies	0.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
SoftBank Group Corp.	8.2%
KDDI Corp.	8.0%
Canon, Inc.	5.7%
NTT DOCOMO, Inc.	5.3%
Sony Corp.	5.3%
Murata Manufacturing Co., Ltd.	4.5%
Keyence Corp.	4.3%
Hitachi Ltd.	4.1%
Panasonic Corp.	3.7%
FUJIFILM Holdings Corp.	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Tech, Media and Telecom Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Tech, Media and Telecom Index.

The Fund returned -12.99% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in NTT DOCOMO, Inc. The Fund’s position in Hitachi Ltd. created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts detracted from performance as a result of the U.S. dollar weakening against the Japanese yen during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-12.99%	7.58%
Fund Market Price Returns	-13.11%	8.31%
WisdomTree Japan Hedged Tech, Media and Telecom Index	-13.05%	7.86%
MSCI Japan Local Currency Index	-12.90%	7.91%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

28	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

(formerly, WisdomTree Japan Dividend Growth Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Discretionary	23.1%
Industrials	21.4%
Consumer Staples	12.7%
Information Technology	12.6%
Telecommunication Services	11.4%
Healthcare	6.6%
Materials	6.6%
Financials	4.6%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
NTT DOCOMO, Inc.	6.7%
Japan Tobacco, Inc.	5.4%
Toyota Motor Corp.	4.0%
KDDI Corp.	3.9%
Canon, Inc.	3.9%
Nissan Motor Co., Ltd.	2.8%
Honda Motor Co., Ltd.	2.7%
FANUC Corp.	2.4%
Mitsui & Co., Ltd.	2.1%
Bridgestone Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Quality Dividend Growth Index. Prior to March 31, 2016, the WisdomTree Japan Quality Dividend Growth Index was named the WisdomTree Japan Dividend Growth Index.

The Fund returned -6.07% at net asset value (“NAV”) from Fund inception on May 28, 2015 to March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Telecommunication Services sector. The Fund’s position in the Industrials sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 3/31/16

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	-6.07%
Fund Market Price Returns	-6.81%
WisdomTree Japan Quality Dividend Growth Index	-5.62%
JPX-Nikkei 400 Index	-9.86%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 28, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	29

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Industrials	24.0%
Consumer Discretionary	23.6%
Materials	12.1%
Information Technology	11.9%
Consumer Staples	11.0%
Financials	10.1%
Healthcare	5.0%
Energy	0.9%
Utilities	0.3%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Park24 Co., Ltd.	0.9%
Matsui Securities Co., Ltd.	0.9%
Benesse Holdings, Inc.	0.9%
Heiwa Corp.	0.8%
Kaneka Corp.	0.6%
Daiichikosho Co., Ltd.	0.6%
Canon Marketing Japan, Inc.	0.5%
Coca-Cola West Co., Ltd.	0.5%
Mitsubishi Gas Chemical Co., Inc.	0.5%
Denka Co., Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 3.51% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.51%	6.03%	7.07%	2.55%
Fund Market Price Returns	3.03%	5.73%	7.05%	2.65%
WisdomTree Japan SmallCap Dividend Index	3.48%	6.71%	7.67%	3.18%
MSCI Japan Small Cap Index	4.02%	7.19%	7.64%	1.75%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

30	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Materials	26.2%
Information Technology	25.8%
Consumer Discretionary	18.8%
Energy	11.0%
Industrials	10.6%
Consumer Staples	6.3%
Healthcare	0.4%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Samsung Electronics Co., Ltd.	9.5%
S-Oil Corp.	5.6%
SK Innovation Co., Ltd.	5.4%
LG Chem Ltd.	5.4%
Lotte Chemical Corp.	5.2%
Hyundai Motor Co.	5.0%
Amorepacific Corp.	4.9%
Kia Motors Corp.	4.9%
Hyundai Steel Co.	4.4%
LG Display Co., Ltd.	4.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Korea Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Korea Hedged Equity Index.

The Fund returned 0.17% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Materials sector. The Fund’s position in the Information Technology sector created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset South Korean won currency exposure from positions in Korean equities. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the U.S. dollar strengthening against the South Korean won during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	0.17%	-5.12%
Fund Market Price Returns	0.54%	-4.92%
WisdomTree Korea Hedged Equity Index	2.09%	-3.94%
MSCI Korea Local Currency Index	-3.01%	-2.24%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on November 7, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	31

Performance Summary (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Staples	26.0%
Energy	16.1%
Financials	12.4%
Healthcare	11.0%
Telecommunication Services	7.9%
Materials	7.0%
Industrials	6.4%
Utilities	5.6%
Consumer Discretionary	5.5%
Information Technology	1.4%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
British American Tobacco PLC	6.7%
Royal Dutch Shell PLC, Class B	6.1%
GlaxoSmithKline PLC	5.8%
Vodafone Group PLC	5.3%
Royal Dutch Shell PLC, Class A	5.1%
SABMiller PLC	5.0%
AstraZeneca PLC	4.6%
BP PLC	4.5%
National Grid PLC	4.3%
Imperial Brands PLC	4.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree United Kingdom Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index.

The Fund returned -5.15% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Financials sector created the greatest drag on performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset British pound currency exposure from positions in United Kingdom equities. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the U.S. dollar strengthening against the British pound during the period.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-5.15%	3.04%
Fund Market Price Returns	-6.21%	2.42%
WisdomTree United Kingdom Hedged Equity Index	-4.65%	3.70%
MSCI United Kingdom Local Currency Index	-5.85%	2.99%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

32	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S. The USD-hedged version of this index is designed to hedge against U.S. dollar risk.

The JPX-Nikkei 400 Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal).
The JPX-Nikkei 400 Local Currency Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal), calculated in local currency.

The MSCI AC World ex-USA Local Currency Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States, in local currency.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within 15 developed market European countries.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap stocks from developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	33

Description of Indexes (unaudited) (continued)

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Korea Local Currency Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the South Korean equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI United Kingdom Local Currency Index is a capitalization weighted index that measures the performance of the British equity market and provides local currency returns, which are not translated back to U.S. dollars.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the euro and the U.S. dollar.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree Global ex-U.S. Hedged Dividend Index measures the performance of dividend-paying companies in the developed and emerging markets outside of the United States while at the same time neutralizing exposure to fluctuations of foreign currency movements relative to the U.S. dollar.

The WisdomTree Global ex-US Hedged Real Estate Index is a fundamentally weighted index that measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate.”

34	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (continued)

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International Hedged Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends and that meet other liquidity and capitalization requirements while at the same time neutralizing exposure to fluctuations of the foreign currencies relative to the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree International Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada while at the same time neutralizing exposure to fluctuations of the foreign currencies relative to the U.S. dollar.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree International Equity Index.

The WisdomTree Japan Hedged Capital Goods Index is designed to provide exposure to Japanese capital goods companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged Financials Index is designed to provide exposure to Japanese financial companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Health Care Index is designed to provide exposure to Japanese health care companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

WisdomTree Japan Hedged Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	35

Description of Indexes (unaudited) (continued)

The WisdomTree Japan Hedged Real Estate Index is designed to provide exposure to Japanese real estate companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged Tech, Media and Telecom Index is designed to provide exposure to Japanese tech, media, and telecom companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

WisdomTree Japan Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity index.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The WisdomTree Korea Hedged Equity Index is designed to provide exposure to Korean equity markets while at the same time neutralizing exposure to fluctuations of the Korean Won movements relative to the U.S. dollar.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree United Kingdom Hedged Equity Index is designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the British Pound movements relative to the U.S. dollar.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the

36	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (concluded)

Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	37

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/1/15 to 3/31/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio Based on the Period 10/1/15 to 3/31/16	Expenses Paid During the Period† 10/1/15 to 3/31/16
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$1,170.40	0.58%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$1,026.50	0.58%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,044.40	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe Quality Dividend Growth Fund
Actual	$1,000.00	$1,053.20	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,065.10	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Germany Hedged Equity Fund
Actual	$1,000.00	$1,045.30	0.48%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree Global ex-U.S. Hedged Dividend Fund
Actual	$1,000.00	$1,002.10	0.44%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	0.44%	$2.23
WisdomTree Global ex-U.S. Hedged Real Estate Fund
Actual[1]	$1,000.00	$989.40	0.43%*	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.85	0.43%*	$2.17
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,019.40	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International Equity Fund
Actual	$1,000.00	$1,022.60	0.48%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree International Hedged Equity Fund
Actual	$1,000.00	$1,006.00	0.35%	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	0.35%	$1.77
WisdomTree International Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$1,051.50	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International Hedged SmallCap Dividend Fund
Actual	$1,000.00	$1,042.90	0.00%**	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	0.00%**	$0.00
WisdomTree International High Dividend Fund
Actual	$1,000.00	$1,017.50	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,007.50	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,060.70	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	39

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio Based on the Period 10/1/15 to 3/31/16		Expenses Paid During the Period† 10/1/15 to 3/31/16
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,078.10	0.58%		$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%		$2.93
WisdomTree Japan Hedged Capital Goods Fund
Actual	$1,000.00	$955.50	0.48%		$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%		$2.43
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$957.70	0.48%		$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%		$2.43
WisdomTree Japan Hedged Financials Fund
Actual	$1,000.00	$775.20	0.48%		$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%		$2.43
WisdomTree Japan Hedged Health Care Fund
Actual	$1,000.00	$1,106.10	0.48%		$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%		$2.43
WisdomTree Japan Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$1,013.70	0.43	%***	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.85	0.43	%***	$2.17
WisdomTree Japan Hedged Real Estate Fund
Actual	$1,000.00	$1,020.50	0.48%		$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%		$2.43
WisdomTree Japan Hedged SmallCap Equity Fund
Actual	$1,000.00	$983.70	0.58%		$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%		$2.93
WisdomTree Japan Hedged Tech, Media and Telecom Fund
Actual	$1,000.00	$999.60	0.48%		$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%		$2.43
WisdomTree Japan Quality Dividend Growth Fund
Actual	$1,000.00	$1,080.40	0.43	%***	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.85	0.43	%***	$2.17
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,053.10	0.58%		$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%		$2.93
WisdomTree Korea Hedged Equity Fund
Actual	$1,000.00	$1,102.60	0.58%		$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%		$2.93
WisdomTree United Kingdom Hedged Equity Fund
Actual	$1,000.00	$1,047.10	0.48%		$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%		$2.43
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

**	WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

***	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[1]

Fund commenced operations on October 29, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 155/366 (to reflect the period since commencement of operations).

40	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Australia Dividend Fund (AUSE)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 99.2%
Banks – 9.5%
Australia & New Zealand Banking Group Ltd.	39,058	$704,864
Commonwealth Bank of Australia	13,663	787,429
National Australia Bank Ltd.	38,732	781,810
Westpac Banking Corp.	39,738	927,752

Total Banks		3,201,855
Beverages – 4.4%
Coca-Cola Amatil Ltd.	100,189	681,302
Treasury Wine Estates Ltd.	108,397	803,825

Total Beverages		1,485,127
Biotechnology – 1.1%
CSL Ltd.	3,809	297,227
Sirtex Medical Ltd.	4,087	90,922

Total Biotechnology		388,149
Capital Markets – 1.7%
Macquarie Group Ltd.	11,410	580,081
Chemicals – 2.7%
Incitec Pivot Ltd.	163,832	402,029
Orica Ltd.	44,752	529,119

Total Chemicals		931,148
Commercial Services & Supplies – 4.6%
Brambles Ltd.	49,898	465,214
Downer EDI Ltd.	172,182	508,612
Recall Holdings Ltd.	68,353	394,354
Spotless Group Holdings Ltd.	206,777	200,419

Total Commercial Services & Supplies		1,568,599
Construction & Engineering – 3.6%
CIMIC Group Ltd.	45,331	1,212,111
Construction Materials – 3.4%
Adelaide Brighton Ltd.	172,744	673,718
Boral Ltd.	98,323	467,424

Total Construction Materials		1,141,142
Containers & Packaging – 1.7%
Amcor Ltd.	52,143	575,593
Diversified Telecommunication Services – 3.0%
Telstra Corp., Ltd.	183,550	752,573
TPG Telecom Ltd.	29,849	260,382

Total Diversified Telecommunication Services		1,012,955
Food & Staples Retailing – 4.4%
Wesfarmers Ltd.	24,699	787,537
Woolworths Ltd.	41,876	711,910

Total Food & Staples Retailing		1,499,447
Food Products – 0.9%
GrainCorp Ltd. Class A	51,190	296,909
Health Care Equipment & Supplies – 2.3%
Ansell Ltd.	18,056	240,151
Cochlear Ltd.	6,819	536,616

Total Health Care Equipment & Supplies		776,767

Health Care Providers & Services – 4.3%
Healthscope Ltd.	98,187	200,911
Primary Health Care Ltd.	162,265	468,083
Ramsay Health Care Ltd.	5,273	248,892
Sonic Healthcare Ltd.	38,310	553,446

Total Health Care Providers & Services		1,471,332
Hotels, Restaurants & Leisure – 10.1%
Aristocrat Leisure Ltd.	60,048	475,777
Crown Resorts Ltd.	49,723	476,588
Domino’s Pizza Enterprises Ltd.	6,770	299,345
Flight Centre Travel Group Ltd.(a)	17,113	569,087
Star Entertainment Grp Ltd. (The)	99,866	436,348
Tabcorp Holdings Ltd.	165,500	544,890
Tatts Group Ltd.	206,865	601,515

Total Hotels, Restaurants & Leisure		3,403,550
Insurance – 9.1%
AMP Ltd.	139,538	621,496
Insurance Australia Group Ltd.	282,391	1,212,139
QBE Insurance Group Ltd.	39,616	332,478
Suncorp Group Ltd.	98,149	899,218

Total Insurance		3,065,331
Internet Software & Services – 1.9%
carsales.com Ltd.(a)	69,985	633,111
IT Services – 0.9%
Computershare Ltd.	42,690	321,168
Media – 3.1%
Fairfax Media Ltd.	965,377	638,650
REA Group Ltd.	9,789	406,856

Total Media		1,045,506
Metals & Mining – 7.4%
Alumina Ltd.	163,788	163,792
BHP Billiton Ltd.	39,398	510,974
Fortescue Metals Group Ltd.(a)	496,693	974,307
Iluka Resources Ltd.	56,359	284,403
Rio Tinto Ltd.	17,514	575,147

Total Metals & Mining		2,508,623
Multi-Utilities – 2.3%
AGL Energy Ltd.	55,315	782,939
Multiline Retail – 1.8%
Harvey Norman Holdings Ltd.	167,194	604,485
Oil, Gas & Consumable Fuels – 6.6%
Caltex Australia Ltd.	14,764	386,372
Origin Energy Ltd.	75,481	295,544
Santos Ltd.	132,854	411,858
Woodside Petroleum Ltd.	56,320	1,124,695

Total Oil, Gas & Consumable Fuels		2,218,469
Professional Services – 2.3%
ALS Ltd.	136,077	417,662
Seek Ltd.	28,567	355,558

Total Professional Services		773,220

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	41

Schedule of Investments (concluded)

WisdomTree Australia Dividend Fund (AUSE)

March 31, 2016

Investments	Shares	Value

Real Estate Management & Development – 2.1%
LendLease Group	65,341	$697,155
Road & Rail – 3.1%
Asciano Ltd.	85,522	589,458
Aurizon Holdings Ltd.	152,307	463,962

Total Road & Rail		1,053,420
Transportation Infrastructure – 0.9%
Qube Holdings Ltd.(a)	172,118	312,468
TOTAL COMMON STOCKS (Cost: $36,886,257)		33,560,660
RIGHTS – 0.0%
Australia – 0.0%
Qube Holdings Ltd., expiring 4/1/16* (Cost $0)	37,094	8,846
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
United States – 4.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $1,647,113)(c)	1,647,113	1,647,113
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $38,533,370)		35,216,619
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.1)%		(1,399,747)

NET ASSETS – 100.0%		$33,816,872
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $1,786,687 and the total market value of the collateral held by the Fund was $1,890,391. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $243,278.

See Notes to Financial Statements.

42	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 100.5%
Austria – 0.4%
Andritz AG(a)	543,833	$29,904,838
Lenzing AG	166,617	13,209,150
RHI AG	306,197	5,991,076
Schoeller-Bleckmann Oilfield Equipment AG(a)	169,039	10,307,550

Total Austria		59,412,614
Belgium – 8.1%
Anheuser-Busch InBev N.V.	6,985,712	869,692,442
Bekaert S.A.	472,485	19,224,305
Delhaize Group	651,660	68,133,502
Melexis N.V.	172,982	9,422,418
Solvay S.A.	717,424	72,066,228
UCB S.A.	897,694	68,784,344

Total Belgium		1,107,323,239
Finland – 4.3%
Amer Sports Oyj	703,506	20,482,940
Cargotec Oyj Class B(a)	445,177	14,402,294
Huhtamaki Oyj(a)	616,607	22,927,626
Kemira Oyj(a)	1,903,579	21,280,091
Kone Oyj Class B	4,567,380	220,473,639
Konecranes Oyj(a)	681,547	16,294,268
Metso Oyj(a)	1,680,642	40,161,250
Nokia Oyj	23,060,518	137,305,814
Valmet Oyj(a)	1,336,136	14,738,714
Wartsila Oyj Abp	1,696,300	76,876,186

Total Finland		584,942,822
France – 27.0%
Air Liquide S.A.	1,672,535	188,478,217
Airbus Group SE	4,499,906	299,211,220
Arkema S.A.	468,664	35,237,694
BioMerieux	93,517	10,726,003
Bourbon S.A.(a)	461,835	6,915,376
Bureau Veritas S.A.(a)	2,161,185	48,208,907
Casino Guichard Perrachon S.A.(a)	848,819	48,731,169
Christian Dior SE	669,757	121,657,574
Cie Generale des Etablissements Michelin	1,081,812	110,863,851
Danone S.A.	3,601,678	256,559,414
Dassault Systemes	388,310	30,855,445
Edenred	1,821,368	35,429,481
Essilor International S.A.	456,484	56,466,252
Hermes International	174,906	61,677,785
Imerys S.A.(a)	387,304	27,050,493
Ingenico Group S.A.	113,366	13,041,355
IPSOS	235,479	5,509,025
Kering	670,855	120,098,731
L’Oreal S.A.	1,952,314	350,288,522
Legrand S.A.	1,307,424	73,368,927
LVMH Moet Hennessy Louis Vuitton SE	2,205,590	378,263,866
Pernod Ricard S.A.	956,744	106,845,294
Publicis Groupe S.A.	870,792	61,235,540
Rallye S.A.(a)	513,729	8,933,511

Remy Cointreau S.A.(a)	258,632	19,664,000
Rubis SCA	308,946	24,844,844
Safran S.A.	1,838,041	128,772,352
Saft Groupe S.A.	61,597	1,866,429
Sanofi	6,605,821	533,410,454
Schneider Electric SE	3,727,318	235,904,321
SCOR SE	2,091,794	74,371,592
Societe BIC S.A.	213,170	32,113,757
Sodexo S.A.	701,961	75,784,421
Technicolor S.A. Registered Shares	919,153	5,750,343
Technip S.A.	925,155	51,353,045
Teleperformance	215,260	18,951,850
Valeo S.A.	275,162	42,895,144
Zodiac Aerospace	311,100	6,242,994

Total France		3,707,579,198
Germany – 26.5%
adidas AG	1,178,485	138,323,146
Bayer AG Registered Shares	3,548,234	417,682,373
Bayerische Motoren Werke AG	4,233,472	389,317,387
Brenntag AG	719,734	41,172,696
Daimler AG Registered Shares	7,805,790	599,262,337
Duerr AG	175,382	13,804,099
Fresenius Medical Care AG & Co. KGaA	849,189	75,325,281
Fresenius SE & Co. KGaA	1,122,626	82,143,148
GEA Group AG	757,061	37,096,497
Hannover Rueck SE	1,005,502	117,331,999
HeidelbergCement AG	562,187	48,208,196
Hochtief AG	407,690	49,965,938
Infineon Technologies AG	4,510,820	64,279,541
K+S AG Registered Shares(a)	1,472,015	34,496,459
Krones AG	127,981	15,437,250
LANXESS AG	244,539	11,770,790
Linde AG	756,461	110,382,366
Merck KGaA	1,150,088	96,078,865
MTU Aero Engines AG	260,483	25,020,098
NORMA Group SE	151,424	8,494,897
OSRAM Licht AG	444,744	22,960,948
SAP SE	5,178,933	419,607,717
Siemens AG Registered Shares	7,012,011	744,318,856
Software AG	479,427	18,769,211
Symrise AG	477,654	32,114,340
Wacker Chemie AG(a)	171,596	15,123,242

Total Germany		3,628,487,677
Ireland – 1.1%
CRH PLC	4,946,840	139,971,029
Glanbia PLC	868,333	17,751,797

Total Ireland		157,722,826
Italy – 1.8%
DiaSorin SpA	243,311	14,071,207
Interpump Group SpA	727,167	10,648,069
Luxottica Group SpA	3,198,451	176,772,626
Moncler SpA	446,944	7,563,332
Parmalat SpA	2,307,508	6,394,997

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	43

Schedule of Investments (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2016

Investments	Shares	Value

Piaggio & C. SpA(a)	1,757,532	$3,735,215
Salini Impregilo SpA	2,219,513	9,393,624
Salvatore Ferragamo SpA(a)	844,034	21,602,463

Total Italy		250,181,533
Netherlands – 9.2%
Akzo Nobel N.V.	1,452,398	99,139,343
Arcadis N.V.	429,015	8,012,813
ASM International N.V.	324,913	14,575,079
ASML Holding N.V.	926,975	94,309,573
BE Semiconductor Industries N.V.	712,588	19,561,803
Boskalis Westminster	1,264,361	49,772,547
Corbion N.V.	277,034	6,588,539
Gemalto N.V.	92,239	6,829,061
Heineken Holding N.V.	1,109,885	86,737,926
Heineken N.V.	2,626,067	238,355,488
Koninklijke Ahold N.V.	7,160,652	161,321,708
Koninklijke DSM N.V.	1,764,632	97,196,236
Koninklijke Philips N.V.	8,830,637	251,926,122
Koninklijke Vopak N.V.	825,444	41,166,896
Wolters Kluwer N.V.	2,247,724	89,853,736

Total Netherlands		1,265,346,870
Portugal – 0.6%
Galp Energia, SGPS, S.A.	6,786,491	85,455,718
Spain – 14.5%
Abengoa S.A. Class B(a)	9,321,301	2,772,366
Acerinox S.A.(a)	2,571,488	29,830,865
ACS Actividades de Construccion y Servicios S.A.	3,961,209	118,221,599
Banco Bilbao Vizcaya Argentaria S.A.	70,363,326	468,426,532
Banco Santander S.A.	118,741,589	524,198,829
Grifols S.A.(a)	1,845,462	41,155,654
Mapfre S.A.	37,754,255	81,700,449
Obrascon Huarte Lain S.A.(a)	927,400	5,927,698
Prosegur Cia de Seguridad S.A.	3,719,557	20,981,184
Tecnicas Reunidas S.A.(a)	525,769	14,813,745
Telefonica S.A.(a)	58,752,218	659,602,424
Viscofan S.A.(a)	302,883	18,172,172

Total Spain		1,985,803,517
Switzerland – 0.5%
STMicroelectronics N.V.(a)	12,202,428	67,746,538
United Kingdom – 6.5%
CNH Industrial N.V.	10,072,978	68,585,036
RELX N.V.	8,351,635	146,040,050
Unilever N.V. CVA	14,939,893	670,520,268

Total United Kingdom		885,145,354
TOTAL COMMON STOCKS (Cost: $15,157,424,646)		13,785,147,906

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $291,263,715)(c)	291,263,715	291,263,715
TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $15,448,688,361)		14,076,411,621
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.6)%		(359,458,614)

NET ASSETS – 100.0%		$13,716,953,007

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $276,592,888 and the total market value of the collateral held by the Fund was $291,272,582. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,867.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	EUR	787,461,615	USD	858,357,572	$(38,994,700)
4/4/2016	EUR	262,363,488	USD	286,119,190	(12,857,252)
4/4/2016	EUR	787,034,896	USD	858,357,572	(38,508,431)
4/4/2016	EUR	788,909,839	USD	858,357,572	(40,645,024)
4/4/2016	EUR	788,359,162	USD	858,357,572	(40,017,500)
4/4/2016	EUR	786,747,788	USD	858,357,572	(38,181,258)
4/4/2016	EUR	788,047,935	USD	858,357,572	(39,662,841)
4/4/2016	EUR	788,022,614	USD	858,357,572	(39,633,986)
4/4/2016	EUR	789,229,004	USD	858,357,572	(41,008,728)
4/4/2016	EUR	789,045,468	USD	858,357,589	(40,799,563)
4/4/2016	EUR	788,978,728	USD	858,357,572	(40,723,526)
4/4/2016	EUR	788,333,820	USD	858,357,572	(39,988,622)
4/4/2016	EUR	788,907,664	USD	858,357,572	(40,642,545)
4/4/2016	EUR	789,241,340	USD	858,357,572	(41,022,786)
4/4/2016	EUR	789,234,809	USD	858,357,572	(41,015,344)
4/4/2016	EUR	789,225,375	USD	858,357,572	(41,004,593)
4/4/2016	EUR	789,229,004	USD	858,357,572	(41,008,728)
4/4/2016	EUR	262,775,526	USD	286,119,190	(13,326,790)
4/4/2016	USD	57,675,209	EUR	53,212,490	2,963,111
4/4/2016	USD	37,614,267	EUR	34,217,154	1,377,907
4/4/2016	USD	20,060,942	EUR	18,134,431	604,158
4/4/2016	USD	100,304,712	EUR	90,212,788	2,497,315
4/4/2016	USD	50,152,356	EUR	45,260,469	1,424,233
4/4/2016	USD	145,441,832	EUR	128,750,262	1,275,592
4/4/2016	USD	36,970,000	EUR	32,820,824	430,986
4/4/2016	USD	22,568,560	EUR	20,095,345	331,101
4/4/2016	USD	190,578,953	EUR	170,502,154	3,716,861
4/4/2016	USD	358,589,345	EUR	321,151,725	7,379,262
4/4/2016	USD	32,599,031	EUR	29,138,668	605,953
4/4/2016	USD	55,167,592	EUR	48,576,705	188,016
4/4/2016	USD	3,990,000	EUR	3,501,474	107
4/4/2016	USD	791,894,205	EUR	694,948,842	35,090
4/4/2016	USD	791,894,205	EUR	694,826,889	(103,882)
4/4/2016	USD	791,894,205	EUR	694,522,193	(451,097)
4/4/2016	USD	791,894,205	EUR	694,644,039	(312,247)
4/4/2016	USD	791,894,205	EUR	694,461,287	(520,504)

See Notes to Financial Statements.

44	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	USD	791,894,205	EUR	694,035,237	$(1,006,009)
4/4/2016	USD	791,894,205	EUR	694,339,505	(659,280)
4/4/2016	USD	791,894,205	EUR	694,918,349	343
4/4/2016	USD	659,911,837	EUR	579,069,659	(32,722)
4/4/2016	USD	659,911,837	EUR	579,124,034	29,242
4/4/2016	USD	791,894,205	EUR	694,704,979	(242,804)
4/4/2016	USD	791,894,205	EUR	694,826,889	(103,882)
4/4/2016	USD	791,894,205	EUR	694,918,349	343
4/4/2016	USD	791,894,205	EUR	694,918,349	343
4/4/2016	USD	527,929,470	EUR	463,278,900	228
4/4/2016	USD	791,894,206	EUR	695,131,852	243,639
4/4/2016	USD	791,894,205	EUR	694,918,349	343
4/4/2016	USD	3,040,000	EUR	2,667,853	153
4/4/2016	USD	3,990,000	EUR	3,501,474	107
4/4/2016	USD	263,964,735	EUR	231,639,450	114
4/4/2016	USD	3,990,000	EUR	3,501,557	201
4/4/2016	USD	3,990,000	EUR	3,501,434	61
5/3/2016	EUR	136,469,882	USD	155,640,489	(7,155)
5/3/2016	EUR	694,363,858	USD	791,894,205	(46,820)
5/3/2016	EUR	694,236,024	USD	791,894,205	98,978
5/3/2016	EUR	693,883,203	USD	791,894,205	501,380
5/3/2016	EUR	694,052,877	USD	791,894,205	307,862
5/3/2016	EUR	693,442,680	USD	791,894,205	1,003,808
5/3/2016	EUR	693,740,351	USD	791,894,205	664,306
5/3/2016	EUR	693,934,887	USD	791,894,205	442,433
5/3/2016	EUR	694,339,505	USD	791,894,205	(19,045)
5/3/2016	EUR	578,592,410	USD	659,911,837	11,324
5/3/2016	EUR	694,535,595	USD	791,894,206	(242,691)
5/3/2016	EUR	694,114,321	USD	791,894,205	237,784
5/3/2016	EUR	462,888,944	USD	527,929,470	(8,067)
5/3/2016	EUR	694,332,199	USD	791,894,205	(10,713)
5/3/2016	EUR	694,332,199	USD	791,894,205	(10,713)
5/3/2016	EUR	694,238,458	USD	791,894,205	96,202
5/3/2016	EUR	578,642,129	USD	659,911,837	(45,382)
5/3/2016	EUR	694,336,461	USD	791,894,205	(15,573)
5/3/2016	EUR	231,443,458	USD	263,964,735	(2,876)
5/3/2016	EUR	136,470,361	USD	155,640,489	(7,701)
5/3/2016	EUR	136,476,105	USD	155,640,489	(14,252)
5/3/2016	EUR	103,978,605	USD	118,583,232	(7,219)
5/3/2016	EUR	136,468,327	USD	155,640,489	(5,381)
5/3/2016	USD	15,846,209	EUR	13,894,443	784
					$(646,448,562)

CURRENCY LEGEND
EUR	– Euro
USD	– U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	45

Schedule of Investments

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 100.2%
Austria – 3.9%
Austria Technologie & Systemtechnik AG	12,494	$183,664
Lenzing AG	8,849	701,536
Oesterreichische Post AG	56,751	2,310,682
POLYTEC Holding AG	52,361	451,687
RHI AG	26,468	517,875
Schoeller-Bleckmann Oilfield Equipment AG	8,226	501,600
Semperit AG Holding	12,224	473,615
Telekom Austria AG	115,996	714,715
UNIQA Insurance Group AG	239,094	1,682,983
Vienna Insurance Group AG Wiener Versicherung Gruppe	105,678	2,239,913
Wienerberger AG	25,704	494,432
Zumtobel Group AG	7,877	132,175

Total Austria		10,404,877
Belgium – 8.9%
Ackermans & van Haaren N.V.	9,855	1,399,853
Barco N.V.	7,334	529,195
Bekaert S.A.	39,514	1,607,732
bpost S.A.	188,185	5,235,707
Cie d’Entreprises CFE	9,570	907,665
Cofinimmo S.A.	26,420	3,247,032
D’ieteren S.A./N.V.	26,287	1,108,348
Econocom Group S.A./N.V.	47,402	491,554
Elia System Operator S.A./N.V.	34,711	1,729,144
Euronav N.V.	47,472	486,384
EVS Broadcast Equipment S.A.	20,488	758,431
Exmar N.V.	57,085	479,948
Kinepolis Group N.V.	11,127	483,417
Melexis N.V.	15,997	871,365
Ontex Group N.V.	10,075	330,824
Umicore S.A.	51,212	2,553,191
Warehouses De Pauw	17,090	1,627,129

Total Belgium		23,846,919
Finland – 13.5%
Aktia Bank Oyj	42,910	480,180
Amer Sports Oyj	47,893	1,394,429
Aspo Oyj	25,523	216,100
Atria Oyj	22,585	224,939
Cargotec Oyj Class B(a)	21,239	687,121
Caverion Corp.	67,103	650,736
Citycon Oyj	391,159	988,663
Cramo Oyj(a)	27,104	559,352
Elisa Oyj(a)	152,873	5,952,636
F-Secure Oyj(a)	75,412	226,011
Huhtamaki Oyj	42,108	1,565,724
Kemira Oyj	148,575	1,660,919
Kesko Oyj Class B	59,310	2,623,041
Konecranes Oyj(a)	51,142	1,222,691
Metsa Board Oyj	142,469	954,622
Metso Oyj(a)	117,099	2,798,242
Nokian Renkaat Oyj	122,954	4,346,283

Orion Oyj Class B	81,577	2,700,520
PKC Group Oyj(a)	17,757	314,857
Ramirent Oyj	136,785	896,272
Sanoma Oyj(a)	159,580	781,953
Technopolis Oyj	96,649	413,012
Tieto Oyj	67,895	1,773,315
Tikkurila Oyj	37,174	676,092
Uponor Oyj(a)	46,992	683,295
Valmet Oyj(a)	79,023	871,691
YIT Oyj	73,668	417,559

Total Finland		36,080,255
France – 16.9%
Alten S.A.	16,654	1,023,677
Altran Technologies S.A.	57,197	793,879
Arkema S.A.	38,898	2,924,645
Assystem	17,116	464,208
BioMerieux	8,204	940,964
Bourbon S.A.(a)	63,970	957,867
Eiffage S.A.	41,820	3,216,780
Elior(b)	37,062	813,849
Eurazeo S.A.	25,828	1,748,868
Faurecia	22,843	866,694
Gaztransport Et Technigaz S.A.	25,844	846,998
Havas S.A.	145,695	1,169,991
Ipsen S.A.	26,988	1,552,164
IPSOS	27,018	632,085
Korian S.A.	31,134	918,545
Lagardere SCA	122,595	3,262,069
Metropole Television S.A.	117,180	2,139,859
Neopost S.A.	62,226	1,309,702
Nexity S.A.	55,844	2,914,259
Orpea	12,325	1,027,810
Plastic Omnium S.A.	42,840	1,475,534
Rallye S.A.(a)	43,008	747,889
Remy Cointreau S.A.	18,377	1,397,218
Rubis SCA	25,755	2,071,168
Saft Groupe S.A.	12,130	367,547
SEB S.A.	17,203	1,787,072
Societe Television Francaise 1	78,734	1,021,029
Sopra Steria Group	5,769	682,717
Tarkett S.A.	33,713	1,058,407
Technicolor S.A. Registered Shares	65,223	408,044
Teleperformance	15,637	1,376,708
Vicat S.A.	22,166	1,439,779
Wendel S.A.	16,263	1,772,820

Total France		45,130,845
Germany – 17.2%
Aareal Bank AG	38,783	1,258,679
alstria office REIT-AG*	112,041	1,618,936
AURELIUS SE & Co. KGaA	11,826	720,983
Aurubis AG	17,499	872,020
BayWa AG(a)	18,688	633,021
Bechtle AG	7,807	807,622

See Notes to Financial Statements.

46	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2016

Investments	Shares	Value

Bertrandt AG	4,581	$526,465
Carl Zeiss Meditec AG Bearer Shares	30,184	933,513
CompuGroup Medical SE	13,150	556,696
CTS Eventim AG & Co. KGaA	25,017	890,167
DMG MORI AG	25,006	1,166,040
Drillisch AG(a)	41,519	1,705,397
Duerr AG	13,706	1,078,782
ElringKlinger AG	29,046	797,199
Freenet AG	120,860	3,620,818
Fuchs Petrolub SE	24,611	955,229
Gerresheimer AG	9,385	737,184
Gerry Weber International AG(a)	35,537	499,318
Hamburger Hafen und Logistik AG	39,922	588,681
Hochtief AG	33,145	4,062,207
Indus Holding AG	13,517	667,579
Jenoptik AG	22,828	365,492
KION Group AG*	24,276	1,417,489
Krones AG	8,658	1,044,340
KUKA AG(a)	4,022	421,799
LANXESS AG	17,943	863,679
LEG Immobilien AG*	31,615	2,984,828
Leoni AG(a)	14,273	493,230
MLP AG	108,327	350,952
MTU Aero Engines AG	16,846	1,618,104
NORMA Group SE	10,721	601,449
Pfeiffer Vacuum Technology AG	6,607	742,135
Rheinmetall AG	5,269	421,621
RHOEN-KLINIKUM AG	49,646	1,547,302
Sixt SE	13,463	725,819
Software AG	34,199	1,338,865
STADA Arzneimittel AG	26,819	1,066,142
Stroeer SE & Co KGaA(a)	10,392	654,282
Suedzucker AG	126,704	2,237,255
Takkt AG	27,530	529,556
TLG Immobilien AG	21,803	475,794
VTG AG	13,516	413,933
Wacker Neuson SE	37,454	596,677
Wirecard AG(a)	9,891	375,334

Total Germany		45,982,613
Ireland – 2.4%
C&C Group PLC	233,572	1,056,683
Fyffes PLC	212,051	335,883
Glanbia PLC	38,538	787,853
Irish Continental Group PLC	99,219	616,205
Kingspan Group PLC	27,567	733,517
Origin Enterprises PLC	65,216	499,410
Paddy Power Betfair PLC	18,145	2,535,018

Total Ireland		6,564,569
Italy – 21.0%
A2A SpA	1,959,877	2,552,752
ACEA SpA	77,227	1,183,655
Anima Holding SpA(b)	128,792	943,699
Ansaldo STS SpA	66,854	799,165

Ascopiave SpA	348,400	909,968
Astaldi SpA(a)	52,574	243,477
ASTM SpA	76,318	882,727
Azimut Holding SpA	82,812	1,910,961
Banca Generali SpA	68,432	2,015,827
Banca IFIS SpA	35,338	1,172,243
Banca Mediolanum SpA	501,206	4,003,758
Banca Popolare di Milano SCARL	2,090,193	1,463,666
Banca Popolare di Sondrio SCARL	135,864	477,167
Brembo SpA	21,345	1,105,512
Cementir Holding SpA	56,993	285,374
Credito Emiliano SpA	138,743	951,000
Danieli & C. Officine Meccaniche SpA RSP	19,824	310,619
Datalogic SpA	18,122	354,164
Davide Campari-Milano SpA	132,051	1,321,956
De’ Longhi SpA	57,972	1,321,240
DiaSorin SpA	16,213	937,633
Ei Towers SpA	12,059	673,075
ERG SpA	132,270	1,802,711
Falck Renewables SpA	326,966	359,367
FinecoBank Banca Fineco SpA	339,565	2,863,441
Hera SpA	1,080,608	3,233,676
Immobiliare Grande Distribuzione SIIQ SpA	719,660	656,071
Industria Macchine Automatiche SpA	21,594	1,268,514
Interpump Group SpA	29,235	428,095
Intesa Sanpaolo SpA RSP	538,736	1,403,414
Iren SpA	999,310	1,793,554
MARR SpA	51,635	1,041,480
Moncler SpA	37,873	640,899
Parmalat SpA	260,977	723,268
Piaggio & C. SpA(a)	182,327	387,493
Prysmian SpA	85,192	1,932,874
RAI Way SpA(b)	159,587	858,367
Recordati SpA	102,819	2,577,684
Salini Impregilo SpA	102,676	434,555
Salvatore Ferragamo SpA(a)	48,286	1,235,847
Societa Cattolica di Assicurazioni SCRL	178,796	1,222,482
Societa Iniziative Autostradali e Servizi SpA	153,389	1,573,151
Tod’s SpA(a)	14,973	1,068,112
Unipol Gruppo Finanziario SpA	337,733	1,368,576
UnipolSai SpA	364,128	843,993
Vittoria Assicurazioni SpA	41,651	405,338
Zignago Vetro SpA	57,508	378,782

Total Italy		56,321,382
Netherlands – 4.1%
Aalberts Industries N.V.	38,275	1,329,861
Accell Group	22,190	472,986
Arcadis N.V.	41,240	770,249
ASM International N.V.	18,959	850,471
BE Semiconductor Industries N.V.	47,434	1,302,147
Beter Bed Holding N.V.	14,114	353,840
BinckBank N.V.	72,479	540,987
Brunel International N.V.	42,450	895,159
Corbion N.V.	16,085	382,540

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	47

Schedule of Investments (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2016

Investments	Shares	Value

Euronext N.V.(b)	30,771	$1,279,526
NSI N.V.	184,302	876,629
TKH Group N.V. CVA	23,850	1,022,719
TNT Express N.V.	96,727	869,237

Total Netherlands		10,946,351
Portugal – 3.2%
Altri, SGPS, S.A.	99,131	433,220
CTT-Correios de Portugal S.A.	137,851	1,299,119
NOS, SGPS S.A.	218,251	1,457,429
Portucel S.A.	435,125	1,586,710
REN – Redes Energeticas Nacionais, SGPS, S.A.	404,417	1,328,180
Semapa-Sociedade de Investimento e Gestao	70,352	929,968
Sonae, SGPS, S.A.(a)	1,168,624	1,410,277

Total Portugal		8,444,903
Spain – 9.1%
Abengoa S.A. Class B(a)	678,364	201,761
Acerinox S.A.(a)	155,687	1,806,066
Atresmedia Corp. de Medios de Comunicaion S.A.(a)	66,754	732,550
Bolsas y Mercados Espanoles SHMSF S.A.(a)	80,761	2,609,085
Cia de Distribucion Integral Logista Holdings S.A.	75,731	1,713,904
Cie Automotive S.A.	34,584	624,652
Distribuidora Internacional de Alimentacion S.A.*	278,731	1,450,290
Duro Felguera S.A.(a)	237,435	413,971
Ebro Foods S.A.(a)	99,482	2,174,903
Ence Energia y Celulosa S.A.	174,544	589,743
Faes Farma S.A.	196,229	619,408
Grupo Catalana Occidente S.A.	55,812	1,586,835
Indra Sistemas S.A.*(a)	126,753	1,476,914
Mediaset Espana Comunicacion S.A.	70,094	807,143
Obrascon Huarte Lain S.A.(a)	83,868	536,062
Papeles y Cartones de Europa S.A.	59,364	378,492
Prosegur Cia de Seguridad S.A.	250,160	1,411,096
Tecnicas Reunidas S.A.(a)	35,394	997,240
Viscofan S.A.	19,619	1,177,088
Zardoya Otis S.A.(a)	261,709	3,050,899

Total Spain		24,358,102
TOTAL COMMON STOCKS (Cost: $262,953,222)		268,080,816
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%
United States – 7.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $19,074,318)(d)	19,074,318	19,074,318
TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $282,027,540)		287,155,134
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.3)%		(19,447,318)

NET ASSETS – 100.0%		$267,707,816

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $24,062,711 and the total market value of the collateral held by the Fund was $25,361,032. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,286,714.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	EUR	49,167,831	USD	53,476,654	$(2,552,572)
4/4/2016	EUR	49,169,865	USD	53,476,654	(2,554,890)
4/4/2016	EUR	37,462,725	USD	40,744,122	(1,946,544)
4/4/2016	EUR	49,168,735	USD	53,476,654	(2,553,603)
4/4/2016	EUR	49,168,961	USD	53,476,654	(2,553,860)
4/4/2016	USD	53,476,654	EUR	46,929,105	1,431
4/4/2016	USD	40,744,122	EUR	35,756,360	2,056
4/4/2016	USD	53,476,654	EUR	46,929,105	1,431
4/4/2016	USD	53,476,654	EUR	46,930,217	2,698
4/4/2016	USD	53,476,654	EUR	46,928,570	821
5/3/2016	EUR	37,758,855	USD	43,062,388	(2,622)
5/3/2016	EUR	49,557,757	USD	56,519,383	(2,598)
5/3/2016	EUR	49,557,931	USD	56,519,383	(2,797)
5/3/2016	EUR	49,557,192	USD	56,519,383	(1,954)
5/3/2016	EUR	49,560,017	USD	56,519,383	(5,175)
					$(12,168,178)

CURRENCY LEGEND
EUR	– Euro
USD	– U.S. dollar

See Notes to Financial Statements.

48	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.7%
Austria – 0.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,321	$27,999
Belgium – 5.8%
Ackermans & van Haaren N.V.	191	27,131
Anheuser-Busch InBev N.V.	6,467	805,115
bpost S.A.	2,620	72,894
Melexis N.V.	336	18,302
UCB S.A.	1,025	78,539
Umicore S.A.	676	33,702

Total Belgium		1,035,683
Denmark – 4.7%
Chr Hansen Holding A/S	605	40,679
Coloplast A/S Class B	1,680	127,505
Novo Nordisk A/S Class B	10,348	562,196
Novozymes A/S Class B	1,026	46,200
Pandora A/S	318	41,708
SimCorp A/S	311	14,375

Total Denmark		832,663
Finland – 2.5%
Elisa Oyj(a)	2,507	97,619
Huhtamaki Oyj	846	31,457
Kone Oyj Class B	4,306	207,857
Konecranes Oyj(a)	820	19,604
Metsa Board Oyj	3,105	20,805
Uponor Oyj	543	7,896
Wartsila Oyj Abp	1,458	66,076

Total Finland		451,314
France – 11.7%
Airbus Group SE	3,949	262,580
Alten S.A.	444	27,291
Arkema S.A.	633	47,594
BioMerieux	161	18,466
Bureau Veritas S.A.	2,730	60,897
Carrefour S.A.	3,137	86,438
Cie Generale des Etablissements Michelin	815	83,521
Dassault Systemes	560	44,498
Essilor International S.A.	617	76,322
Gaztransport Et Technigaz S.A.	549	17,993
Hermes International	153	53,953
Ingenico Group S.A.	198	22,777
L’Oreal S.A.	1,628	292,099
LVMH Moet Hennessy Louis Vuitton SE	1,678	287,781
Plastic Omnium S.A.	295	10,161
Publicis Groupe S.A.	700	49,225
Renault S.A.	983	97,814
Schneider Electric SE	4,438	280,884
Societe BIC S.A.	259	39,018
Sodexo S.A.	566	61,106
Tarkett S.A.	437	13,719
Teleperformance	281	24,740
Thales S.A.	1,085	95,204

Valeo S.A.	229	35,699

Total France		2,089,780
Germany – 14.1%
adidas AG	793	93,077
Aurubis AG	319	15,897
Axel Springer SE	745	40,215
Bayer AG Registered Shares	4,339	510,768
Beiersdorf AG	475	42,946
Brenntag AG	763	43,648
Continental AG	528	120,336
Daimler AG Registered Shares	5,160	396,141
Duerr AG	252	19,835
Evonik Industries AG	4,112	123,542
Fielmann AG	508	38,612
Fresenius Medical Care AG & Co. KGaA	965	85,598
Fresenius SE & Co. KGaA	1,276	93,366
GEA Group AG	928	45,473
Hugo Boss AG	30	1,970
Infineon Technologies AG	5,616	80,028
LANXESS AG	251	12,082
MTU Aero Engines AG	269	25,838
ProSiebenSat.1 Media SE	1,467	75,537
RHOEN-KLINIKUM AG	944	29,421
SAP SE	6,197	502,094
Symrise AG	570	38,323
United Internet AG Registered Shares	1,072	53,879
Wacker Chemie AG	259	22,826

Total Germany		2,511,452
Ireland – 0.2%
Paddy Power Betfair PLC	305	42,611
Italy – 2.7%
Anima Holding SpA(b)	2,345	17,182
Atlantia SpA	7,599	211,031
DiaSorin SpA	415	24,000
Industria Macchine Automatiche SpA	398	23,380
Luxottica Group SpA	1,991	110,039
Prysmian SpA	1,381	31,333
Recordati SpA	1,937	48,561
Salvatore Ferragamo SpA	517	13,232

Total Italy		478,758
Netherlands – 3.0%
Aalberts Industries N.V.	685	23,800
ASML Holding N.V.	965	98,178
Euronext N.V.(b)	563	23,411
Heineken Holding N.V.	972	75,962
Heineken N.V.	1,706	154,845
Koninklijke Ahold N.V.	4,299	96,852
Wolters Kluwer N.V.	1,511	60,403

Total Netherlands		533,451
Norway – 1.8%
Kongsberg Gruppen ASA	1,099	18,070
Telenor ASA	10,256	166,030

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	49

Schedule of Investments (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2016

Investments	Shares	Value

Veidekke ASA	1,604	$21,817
Yara International ASA	3,079	115,920

Total Norway		321,837
Portugal – 0.3%
Jeronimo Martins, SGPS, S.A.	2,438	39,951
NOS, SGPS S.A.	2,493	16,648

Total Portugal		56,599
Spain – 3.8%
Abertis Infraestructuras S.A.	10,151	167,152
Amadeus IT Holding S.A. Class A	2,549	109,479
Distribuidora Internacional de Alimentacion S.A.*	4,717	24,543
Industria de Diseno Textil S.A.	9,100	306,586
Prosegur Cia de Seguridad S.A.	4,502	25,395
Zardoya Otis S.A.	4,074	47,493

Total Spain		680,648
Sweden – 8.7%
Alfa Laval AB	2,847	46,673
Assa Abloy AB Class B	3,784	74,777
Atlas Copco AB Class A	5,450	137,348
Atlas Copco AB Class B	2,818	66,533
Axfood AB	1,420	26,275
BillerudKorsnas AB	1,627	26,633
Boliden AB	2,550	40,861
Electrolux AB Series B	1,285	33,858
Getinge AB Class B(a)	941	21,718
Hennes & Mauritz AB Class B	7,995	266,970
Hexagon AB Class B	1,201	46,815
Hexpol AB	1,728	19,237
Holmen AB Class B	855	28,033
Intrum Justitia AB	696	24,589
Loomis AB Class B	564	15,967
Modern Times Group MTG AB Class B	632	18,960
NCC AB Class B	1,099	40,087
Sandvik AB	11,154	115,576
SKF AB Class B(a)	2,909	52,606
Tele2 AB Class B	6,011	55,834
Telefonaktiebolaget LM Ericsson Class B	32,965	330,597
Trelleborg AB Class B	1,768	35,025
Wihlborgs Fastigheter AB	1,050	22,330

Total Sweden		1,547,302
Switzerland – 14.9%
ABB Ltd. Registered Shares*	15,470	302,728
Actelion Ltd. Registered Shares*	345	51,769
Adecco S.A. Registered Shares*	1,315	86,028
Cie Financiere Richemont S.A. Registered Shares	1,794	119,050
Galenica AG Registered Shares	35	52,848
Geberit AG Registered Shares	253	94,923
Georg Fischer AG Registered Shares	33	26,775
Partners Group Holding AG	243	98,073
Roche Holding AG Bearer Shares	1,188	299,590
Roche Holding AG Genusschein	4,399	1,087,290
Schindler Holding AG Registered Shares	266	48,914

Sonova Holding AG Registered Shares	346	44,368
Straumann Holding AG Registered Shares	94	32,539
Syngenta AG Registered Shares	763	318,697

Total Switzerland		2,663,592
United Kingdom – 25.3%
ARM Holdings PLC	3,206	46,725
Ashmore Group PLC(a)	12,009	49,641
Ashtead Group PLC	1,770	21,980
Babcock International Group PLC	2,575	35,141
BBA Aviation PLC	8,315	23,950
Bellway PLC	645	24,317
Berkeley Group Holdings PLC	1,431	66,187
Big Yellow Group PLC	1,804	20,082
Bodycote PLC	2,959	25,667
Booker Group PLC	7,539	18,670
Bovis Homes Group PLC	1,033	13,830
British American Tobacco PLC	12,969	762,390
Britvic PLC	1,809	18,474
Burberry Group PLC	1,746	34,255
Capita PLC	4,089	61,240
Carillion PLC	6,634	28,043
Carnival PLC	800	43,142
Compass Group PLC	7,146	126,127
Croda International PLC	996	43,505
Daily Mail & General Trust PLC Class A Non-Voting Shares	1,677	16,776
Derwent London PLC	437	19,798
Diageo PLC	13,906	376,057
easyJet PLC	2,748	59,996
Essentra PLC	1,618	19,244
Foxtons Group PLC	2,415	5,649
Fresnillo PLC	908	12,431
Galliford Try PLC	916	18,893
Go-Ahead Group PLC	432	16,454
Halma PLC	2,450	32,097
Hargreaves Lansdown PLC	3,859	74,545
Hays PLC	7,748	13,475
Howden Joinery Group PLC	2,949	20,265
IG Group Holdings PLC	4,570	52,548
IMI PLC	2,620	35,868
Inchcape PLC	2,293	23,845
Inmarsat PLC	4,440	62,827
Interserve PLC	2,039	12,713
Intertek Group PLC	859	39,101
ITV PLC	12,443	43,137
James Fisher & Sons PLC	440	8,341
Johnson Matthey PLC	824	32,498
Jupiter Fund Management PLC	4,443	26,138
London Stock Exchange Group PLC	1,073	43,491
Melrose Industries PLC	1,255	6,431
Merlin Entertainments PLC(b)	3,054	20,345
Michael Page International PLC	2,281	13,993
Moneysupermarket.com Group PLC	5,823	26,590
N Brown Group PLC	1,832	8,605

See Notes to Financial Statements.

50	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2016

Investments	Shares	Value

Next PLC	739	$57,357
Reckitt Benckiser Group PLC	3,229	312,342
RELX N.V.	5,363	93,780
RELX PLC	5,154	95,857
Renishaw PLC	485	12,792
Sage Group PLC (The)	8,088	73,120
Senior PLC	5,759	18,881
Sky PLC	8,885	130,769
Smith & Nephew PLC	4,839	79,844
Spirax-Sarco Engineering PLC	416	21,764
St. James’s Place PLC	4,203	55,486
Taylor Wimpey PLC	28,844	78,894
Travis Perkins PLC	1,171	30,750
Unilever N.V. CVA	9,577	429,827
Unilever PLC	7,284	330,044
Vesuvius PLC	3,923	18,703
Whitbread PLC	570	32,443
William Hill PLC	4,558	21,422
WS Atkins PLC	793	15,615

Total United Kingdom		4,515,207
TOTAL COMMON STOCKS (Cost: $18,546,340)		17,788,896
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $238,241)(d)	238,241	238,241
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $18,784,581)		18,027,137
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.0)%		(173,426)

NET ASSETS – 100.0%		$17,853,711
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $226,763 and the total market value of the collateral held by the Fund was $238,241.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	51

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.4%
Austria – 1.8%
Austria Technologie & Systemtechnik AG	85,746	$1,260,483
CAT Oil AG	89,344	738,341
Lenzing AG	56,313	4,464,412
POLYTEC Holding AG(a)	120,657	1,040,835
RHI AG	155,538	3,043,269
Schoeller-Bleckmann Oilfield Equipment AG(a)	55,325	3,373,572
Semperit AG Holding	53,819	2,085,202
Wienerberger AG	153,369	2,950,147
Zumtobel Group AG	41,658	699,016

Total Austria		19,655,277
Belgium – 5.5%
Barco N.V.	42,897	3,095,291
Bekaert S.A.(a)	255,991	10,415,672
Cofinimmo S.A.	180,215	22,148,517
Econocom Group S.A./N.V.	279,560	2,899,012
Euronav N.V.	291,195	2,983,496
EVS Broadcast Equipment S.A.	89,582	3,316,173
Exmar N.V.(a)	289,765	2,436,229
Kinepolis Group N.V.	76,980	3,344,424
Recticel S.A.	284,155	1,876,797
Warehouses De Pauw	93,238	8,877,138

Total Belgium		61,392,749
Denmark – 3.5%
Alm Brand A/S	307,611	2,258,403
Dfds A/S	172,039	6,262,710
Matas A/S	212,359	4,303,729
NKT Holding A/S	28,720	1,659,605
Rockwool International A/S Class B	15,357	2,442,858
Royal Unibrew A/S	199,290	9,632,322
Schouw & Co.	77,119	4,824,398
SimCorp A/S	104,364	4,823,959
Spar Nord Bank A/S	325,855	3,115,034

Total Denmark		39,323,018
Finland – 6.8%
Aspo Oyj	76,247	645,573
Atria Oyj	71,910	716,200
Bittium Oyj(a)	197,589	1,443,293
Caverion Corp.	365,074	3,540,332
Cramo Oyj(a)	149,884	3,093,195
F-Secure Oyj(a)	435,192	1,304,278
HKScan Oyj Class A	194,481	720,268
Kemira Oyj	1,041,417	11,641,991
Konecranes Oyj(a)	290,197	6,937,963
Metsa Board Oyj	930,741	6,236,483
PKC Group Oyj(a)	103,044	1,827,115
Raisio Oyj Class V	496,205	2,448,401
Ramirent Oyj	675,403	4,425,521
Sanoma Oyj(a)	767,950	3,763,007
Technopolis Oyj(a)	520,019	2,222,205
Tieto Oyj	412,270	10,767,873

Tikkurila Oyj	171,488	3,118,891
Uponor Oyj	254,040	3,693,910
Valmet Oyj	465,705	5,137,121
YIT Oyj(a)	420,819	2,385,254

Total Finland		76,068,874
France – 3.7%
Albioma S.A.	137,583	2,132,246
Alten S.A.	102,006	6,270,039
Altran Technologies S.A.	359,289	4,986,833
Assystem	28,491	772,713
Haulotte Group S.A.	30,007	478,723
IPSOS	149,026	3,486,459
Jacquet Metal Service	87,053	1,254,896
Lectra	103,830	1,512,124
Neopost S.A.	425,397	8,953,542
Saft Groupe S.A.	73,290	2,220,734
Sopra Steria Group	35,880	4,246,122
Tarkett S.A.	155,257	4,874,234

Total France		41,188,665
Germany – 8.4%
Adler Modemaerkte AG	130,164	1,243,141
alstria office REIT-AG*	576,015	8,323,129
AURELIUS SE & Co. KGaA	88,567	5,399,571
BayWa AG(a)	89,680	3,037,743
Bechtle AG	48,016	4,967,178
Bertrandt AG	26,312	3,023,871
Borussia Dortmund GmbH & Co. KGaA(a)	324,992	1,488,786
CANCOM SE	28,315	1,415,042
Carl Zeiss Meditec AG Bearer Shares	200,572	6,203,171
CompuGroup Medical SE	89,432	3,786,041
Deutz AG	196,691	932,420
Elmos Semiconductor AG	54,664	747,509
ElringKlinger AG	180,773	4,961,509
Gerresheimer AG	53,749	4,221,942
Gerry Weber International AG(a)	221,380	3,110,535
GFT Technologies SE	53,748	1,366,762
Grammer AG	38,880	1,552,472
Hamburger Hafen und Logistik AG	191,125	2,818,288
Indus Holding AG	76,575	3,781,895
Jenoptik AG	109,993	1,761,063
MLP AG	534,081	1,730,285
NORMA Group SE	60,819	3,411,950
Pfeiffer Vacuum Technology AG	33,427	3,754,704
QSC AG(a)	909,187	1,170,753
RIB Software AG(a)	68,614	713,867
SHW AG(a)	12,921	365,600
Sixt SE	73,637	3,969,928
Stroeer SE & Co KGaA(a)	66,057	4,158,960
Takkt AG	139,344	2,680,367
TLG Immobilien AG	140,065	3,056,553
VTG AG(a)	80,204	2,456,281
Wacker Neuson SE	209,393	3,335,822

Total Germany		94,947,138

See Notes to Financial Statements.

52	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2016

Investments	Shares	Value

Ireland – 2.6%
C&C Group PLC	1,474,424	$6,670,317
Fyffes PLC	857,543	1,358,327
Greencore Group PLC	945,030	5,093,593
Hibernia REIT PLC	1,161,227	1,722,906
IFG Group PLC	581,406	1,404,588
Irish Continental Group PLC	668,453	4,151,461
Origin Enterprises PLC	397,146	3,041,257
Total Produce PLC	1,013,555	1,836,445
UDG Healthcare PLC	531,009	4,457,200

Total Ireland		29,736,094
Italy – 10.2%
Amplifon SpA	264,385	2,295,754
Ansaldo STS SpA	408,743	4,886,067
Ascopiave SpA	1,721,440	4,496,143
Astaldi SpA(a)	279,208	1,293,049
ASTM SpA	358,353	4,144,868
Banca IFIS SpA	245,994	8,160,190
Banca Popolare di Sondrio SCARL	871,564	3,061,015
Banco di Desio e della Brianza SpA	455,623	1,269,976
BI Esse SpA	74,420	1,211,868
Brunello Cucinelli SpA(a)	42,801	811,598
Cairo Communication SpA(a)	246,924	1,323,060
Cementir Holding SpA	352,246	1,763,761
Danieli & C. Officine Meccaniche SpA	34,956	735,736
Danieli & C. Officine Meccaniche SpA RSP	177,935	2,788,031
Datalogic SpA	136,825	2,674,011
Ei Towers SpA	74,678	4,168,166
ERG SpA	872,207	11,887,330
Esprinet SpA	118,718	1,074,164
Falck Renewables SpA	2,156,339	2,370,024
Immobiliare Grande Distribuzione SIIQ SpA	4,751,641	4,331,788
Industria Macchine Automatiche SpA	123,512	7,255,568
Interpump Group SpA	183,295	2,684,030
Iren SpA	7,027,978	12,613,759
Italmobiliare SpA RSP	38,259	1,191,535
MARR SpA	300,174	6,054,523
Moleskine SpA	918,228	1,948,336
Piaggio & C. SpA(a)	1,142,389	2,427,876
RAI Way SpA(b)	957,322	5,149,127
Societa Cattolica di Assicurazioni SCRL	1,139,117	7,788,488
Trevi Finanziaria Industriale SpA(a)	781,695	1,336,171
Vittoria Assicurazioni SpA	194,082	1,888,760

Total Italy		115,084,772
Netherlands – 3.5%
Accell Group	121,914	2,598,633
BE Semiconductor Industries N.V.	327,144	8,980,682
Beter Bed Holding N.V.	88,144	2,209,780
BinckBank N.V.	443,480	3,310,159
Brunel International N.V.	221,543	4,671,762
Corbion N.V.	100,625	2,393,106
IMCD Group N.V.	36,915	1,382,726
Kendrion N.V.	63,750	1,572,793

NSI N.V.	960,755	4,569,816
TKH Group N.V. CVA	146,052	6,262,897
Wessanen	146,252	1,585,951

Total Netherlands		39,538,305
Norway – 5.7%
ABG Sundal Collier Holding ASA	4,410,415	3,348,636
American Shipping Co. ASA*	244,119	817,542
Austevoll Seafood ASA	634,673	5,217,804
Borregaard ASA	333,896	2,240,439
Entra ASA(b)	677,819	6,392,006
Leroy Seafood Group ASA	293,792	13,888,188
Norway Royal Salmon ASA	141,135	1,868,434
Protector Forsikring ASA	366,935	3,338,293
Selvaag Bolig ASA	614,335	1,879,121
SpareBank 1 Nord Norge	600,169	2,721,032
SpareBank 1 SMN	617,374	3,937,310
SpareBank 1 SR-Bank ASA	682,656	3,350,864
Spectrum ASA	77,148	251,836
Tomra Systems ASA	403,121	4,203,619
Veidekke ASA	434,428	5,908,799
XXL ASA(b)	429,152	5,240,363

Total Norway		64,604,286
Portugal – 2.2%
Altri, SGPS, S.A.	592,926	2,591,191
CTT-Correios de Portugal S.A.	867,631	8,176,626
REN – Redes Energeticas Nacionais, SGPS, S.A.	2,889,079	9,488,269
Semapa-Sociedade de Investimento e Gestao	360,298	4,762,702

Total Portugal		25,018,788
Spain – 2.8%
Abengoa S.A. Class A(a)	369,034	294,373
Cie Automotive S.A.	231,762	4,186,056
Duro Felguera S.A.(a)	1,218,068	2,123,716
Ence Energia y Celulosa S.A.	1,045,863	3,533,728
Faes Farma S.A.	1,214,248	3,832,840
Indra Sistemas S.A.*(a)	807,459	9,408,435
Laboratorios Farmaceuticos Rovi S.A.	91,577	1,541,347
Obrascon Huarte Lain S.A.(a)	461,008	2,946,643
Papeles y Cartones de Europa S.A.	430,386	2,744,049
Pescanova S.A.*†	3,781	0
Tubacex S.A.(a)	414,691	978,202

Total Spain		31,589,389
Sweden – 14.3%
Acando AB	1,081,517	2,641,523
AddTech AB Class B(a)	97,120	1,341,784
AF AB Class B	252,240	4,636,135
Avanza Bank Holding AB	75,442	3,368,819
B&B Tools AB Class B	87,006	1,604,524
Betsson AB*	227,586	3,537,301
Bilia AB Class A	269,570	6,051,999
Bufab AB	216,611	1,456,240
Bulten AB(a)	119,971	1,102,525

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	53

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2016

Investments	Shares	Value

Byggmax Group AB	373,664	$3,433,946
Clas Ohlson AB Class B	258,944	4,951,006
Com Hem Holding AB	372,974	3,443,707
Duni AB	161,037	2,676,766
Granges AB	218,299	1,898,439
Gunnebo AB	219,281	1,171,237
Haldex AB(a)	132,428	1,167,997
Hemfosa Fastigheter AB	168,095	1,850,627
HIQ International AB*	452,147	2,788,724
Holmen AB Class B	302,272	9,910,802
Husqvarna AB Class A	180,917	1,328,976
Indutrade AB	100,877	6,199,430
Inwido AB	139,789	1,724,364
KappAhl AB	352,068	1,402,765
KNOW IT AB	224,120	1,824,654
Kungsleden AB	648,177	4,597,454
Lifco AB Class B	162,144	4,360,269
Lindab International AB	184,516	1,476,046
Loomis AB Class B	210,932	5,971,467
Mekonomen AB(a)	138,495	3,433,887
Modern Times Group MTG AB Class B(a)	366,755	11,002,605
Mycronic AB	166,690	1,506,167
NetEnt AB*	83,168	4,702,803
New Wave Group AB Class B(a)	235,295	1,015,866
Nobia AB	461,345	4,831,583
Nolato AB Class B	133,790	3,754,576
Nordnet AB Class B	528,435	2,261,918
Peab AB	1,250,535	11,068,115
Platzer Fastigheter Holding AB Class B(a)	204,133	1,120,545
Ratos AB Class B	1,847,468	11,861,881
Scandi Standard AB	243,207	1,770,044
Semcon AB(a)	78,312	375,780
Skandinaviska Enskilda Banken AB Class C(a)	131,793	1,368,864
SkiStar AB	116,848	1,679,203
Svenska Handelsbanken AB Class B(a)	149,166	2,081,078
Thule Group AB (The)(b)	135,566	1,872,944
Wihlborgs Fastigheter AB	325,287	6,917,670

Total Sweden		160,545,055
Switzerland – 3.3%
Ascom Holding AG Registered Shares	144,911	2,731,315
Cembra Money Bank AG*	203,818	14,302,271
EFG International AG*	367,184	2,108,821
Gategroup Holding AG*	51,004	2,290,160
Implenia AG Registered Shares	69,512	4,376,937
Kudelski S.A. Bearer Shares	155,246	2,658,627
Mobilezone Holding AG Registered Shares	164,206	2,486,281
Swissquote Group Holding S.A. Registered Shares	55,125	1,375,750
Tecan Group AG Registered Shares	19,670	3,000,874
U-Blox AG*	8,975	1,731,927

Total Switzerland		37,062,963
United Arab Emirates – 0.0%
Gulf Marine Services PLC	332,509	314,229

United Kingdom – 25.1%
A.G.Barr PLC	189,188	$1,441,175
Abcam PLC	229,193	1,943,573
Acacia Mining PLC	310,513	1,255,443
Assura PLC	2,365,812	1,805,603
AVEVA Group PLC	74,865	1,694,755
BGEO Group PLC	103,439	3,015,086
Big Yellow Group PLC	394,079	4,386,843
Bodycote PLC	621,308	5,389,291
Bovis Homes Group PLC	318,994	4,270,835
Brammer PLC	319,154	799,320
Brewin Dolphin Holdings PLC	727,797	2,713,486
Capital & Regional PLC	1,348,917	1,260,219
Card Factory PLC	526,422	2,474,168
Central Asia Metals PLC(a)	501,222	1,188,670
Chesnara PLC	470,705	2,232,596
Cineworld Group PLC	629,296	4,861,618
Communisis PLC	549,674	375,272
Computacenter PLC	184,775	2,230,848
Concentric AB	153,005	1,736,398
Costain Group PLC	277,104	1,415,891
Countrywide PLC	466,764	2,586,913
Cranswick PLC	95,233	2,919,616
Crest Nicholson Holdings PLC	508,629	4,115,825
Dairy Crest Group PLC	438,992	3,902,507
De La Rue PLC	447,322	2,873,923
Debenhams PLC	3,860,899	4,173,051
Dechra Pharmaceuticals PLC	145,692	2,525,401
Devro PLC	382,138	1,616,159
Dignity PLC	35,335	1,259,010
Diploma PLC	185,836	1,984,568
Domino’s Pizza Group PLC	320,287	4,640,313
E2V Technologies PLC	513,493	1,586,793
Electrocomponents PLC	1,736,889	6,026,383
Elementis PLC	637,493	2,193,547
EMIS Group PLC	118,268	1,723,664
esure Group PLC	1,303,346	5,123,473
FDM Group Holdings PLC	162,222	1,347,674
Fenner PLC	918,190	1,788,213
Fidessa Group PLC	99,374	3,487,915
Foxtons Group PLC	474,319	1,109,530
Galliford Try PLC	201,053	4,146,769
GAME Digital PLC(a)	379,914	682,563
Genus PLC	68,318	1,501,378
Go-Ahead Group PLC	103,619	3,946,687
Greggs PLC	185,978	2,905,618
Halfords Group PLC	473,728	2,697,002
Hargreaves Services PLC	268,001	687,578
Helical Bar PLC	225,446	1,250,769
Hill & Smith Holdings PLC	178,718	2,319,548
Home Retail Group PLC	1,536,842	3,662,361
HomeServe PLC	651,522	4,032,279
Hunting PLC	365,820	1,683,852
Interserve PLC	383,112	2,388,706

See Notes to Financial Statements.

54	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2016

Investments	Shares	Value

ITE Group PLC	890,992	$1,882,515
J D Wetherspoon PLC(a)	161,188	1,629,837
James Fisher & Sons PLC	60,346	1,144,039
James Halstead PLC	260,058	1,514,749
JD Sports Fashion PLC	154,713	2,503,875
John Menzies PLC	219,786	1,499,728
Just Retirement Group PLC	827,904	1,878,925
Kcom Group PLC	1,560,210	2,410,676
Keller Group PLC	126,392	1,561,395
Kier Group PLC	189,923	3,507,746
Ladbrokes PLC	5,594,293	9,383,470
Laird PLC	741,410	4,060,045
Lavendon Group PLC	302,789	584,254
Lookers PLC	577,091	1,313,853
Low & Bonar PLC	700,578	624,303
LSL Property Services PLC	248,287	1,025,981
Marshalls PLC	420,821	2,153,252
Marston’s PLC	2,025,448	4,424,988
McBride PLC*	827,921	1,933,703
McColl’s Retail Group PLC	504,364	1,190,685
Mediclinic International PLC	129,065	1,662,126
Mitie Group PLC	1,021,961	3,774,982
Morgan Advanced Materials PLC	628,325	2,051,824
N Brown Group PLC	946,646	4,446,487
NCC Group PLC	315,129	1,134,602
NMC Health PLC	109,367	1,661,532
Northgate PLC	186,427	1,080,381
Nostrum Oil & Gas PLC(a)	433,436	1,482,687
Novae Group PLC	210,825	2,658,990
Numis Corp. PLC	311,956	896,749
OneSavings Bank PLC	256,039	1,224,720
Oxford Instruments PLC	50,729	488,516
Pan African Resources PLC(a)	8,249,983	1,600,790
PayPoint PLC	194,264	2,088,533
Pendragon PLC	2,901,261	1,522,044
Photo-Me International PLC	641,487	1,638,871
Polar Capital Holdings PLC	282,322	1,464,871
Polypipe Group PLC	295,913	1,357,608
Premier Farnell PLC	1,568,286	2,541,495
Rank Group PLC	771,062	2,814,948
Redde PLC	1,215,245	2,916,942
Restaurant Group PLC (The)	352,902	1,991,369
Ricardo PLC	85,606	1,029,857
RPS Group PLC	597,324	1,781,458
Safestore Holdings PLC	445,718	2,150,596
Savills PLC	278,240	3,039,349
Schroders PLC Non-Voting Shares	128,332	3,729,611
Senior PLC	541,014	1,773,704
Shanks Group PLC	1,080,463	1,288,948
SIG PLC	935,151	1,962,375
Soco International PLC	1,439,219	3,278,714
Speedy Hire PLC	462,269	259,123
Spirent Communications PLC	1,374,945	1,739,063
St. Ives PLC	577,209	1,879,095

St. Modwen Properties PLC	194,837	847,119
SThree PLC	215,527	971,925
Synthomer PLC	657,271	3,441,526
Ted Baker PLC	50,606	1,980,601
Telecom Plus PLC(a)	297,746	3,939,283
Trinity Mirror PLC	524,756	991,815
TT electronics PLC	283,934	608,067
Tullett Prebon PLC	782,851	3,956,174
Tyman PLC(a)	332,169	1,414,376
U & I Group PLC	289,672	776,484
UK Mail Group PLC	75,394	314,255
Ultra Electronics Holdings PLC	127,348	3,303,823
Unite Group PLC (The)	328,761	3,007,642
Vesuvius PLC	790,946	3,770,854
WS Atkins PLC	164,714	3,243,385
Xaar PLC	102,828	720,499
Xchanging PLC	250,328	687,211
Zoopla Property Group PLC(b)	278,075	999,193

Total United Kingdom		282,995,889
TOTAL COMMON STOCKS (Cost: $1,134,538,065)		1,119,065,491
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International MidCap Dividend Fund(a)(c)
(Cost: $2,673,076)	52,240	2,908,723
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%
United States – 4.7%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(d)
(Cost: $52,561,886)(e)	52,561,886	52,561,886
TOTAL INVESTMENTS IN SECURITIES – 104.3% (Cost: $1,189,773,027)		1,174,536,100
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.3)%		(48,601,319)

NET ASSETS – 100.0%		$1,125,934,781
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).
(d)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(e)

At March 31, 2016, the total market value of the Fund’s securities on loan was $49,720,141 and the total market value of the collateral held by the Fund was $52,783,466. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $221,580.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	55

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	CHF	2,800	DKK	19,082	$(5)
4/1/2016	EUR	4,429	DKK	33,000	1
4/1/2016	EUR	1,380	NOK	13,000	(2)
4/1/2016	EUR	261,150	SEK	2,410,000	(309)
4/1/2016	GBP	132,000	DKK	1,247,834	1,136
4/1/2016	GBP	606	DKK	5,700	1
4/1/2016	GBP	600	NOK	7,116	(2)
4/1/2016	USD	14,490	GBP	10,035	(66)
4/1/2016	USD	24,000	NOK	199,356	102
					$856

CURRENCY LEGEND
CHF	– Swiss franc
DKK	– Danish krone
EUR	– Euro
GBP	– British pound
NOK	– Norwegian krone
SEK	– Swedish krona
USD	– U.S. dollar

See Notes to Financial Statements.

56	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
Germany – 99.6%
Aerospace & Defense – 0.9%
MTU Aero Engines AG	19,141	$1,838,545
Air Freight & Logistics – 3.5%
Deutsche Post AG Registered Shares	253,729	7,060,726
Auto Components – 2.7%
Continental AG	22,300	5,082,395
ElringKlinger AG	8,083	221,847
Leoni AG(a)	4,603	159,065

Total Auto Components		5,463,307
Automobiles – 12.1%
Bayerische Motoren Werke AG	97,358	8,953,210
Daimler AG Registered Shares	117,270	9,002,996
Volkswagen AG	43,042	6,256,140

Total Automobiles		24,212,346
Capital Markets – 0.1%
AURELIUS SE & Co. KGaA	3,687	224,781
Chemicals – 12.3%
BASF SE	116,628	8,811,502
Evonik Industries AG	114,448	3,438,504
Fuchs Petrolub SE	34,771	1,349,570
K+S AG Registered Shares(a)	83,967	1,967,754
LANXESS AG	31,146	1,499,201
Linde AG	26,450	3,859,569
Symrise AG	30,045	2,020,030
Wacker Chemie AG	18,416	1,623,054

Total Chemicals		24,569,184
Construction & Engineering – 1.5%
Hochtief AG	23,790	2,915,670
Construction Materials – 1.1%
HeidelbergCement AG	26,778	2,296,245
Diversified Financial Services – 1.9%
Deutsche Boerse AG	45,814	3,915,030
Diversified Telecommunication Services – 4.3%
Deutsche Telekom AG Registered Shares	484,057	8,701,607
Electrical Equipment – 1.0%
OSRAM Licht AG	37,084	1,914,548
Food & Staples Retailing – 1.5%
METRO AG	94,465	2,931,245
Food Products – 1.0%
Suedzucker AG	115,213	2,034,355
Health Care Equipment & Supplies – 0.1%
Carl Zeiss Meditec AG Bearer Shares	8,572	265,110
Health Care Providers & Services – 3.1%
Fresenius Medical Care AG & Co. KGaA	33,268	2,950,959
Fresenius SE & Co. KGaA	43,434	3,178,089

Total Health Care Providers & Services		6,129,048
Health Care Technology – 0.1%
CompuGroup Medical SE	4,262	$180,429
Hotels, Restaurants & Leisure – 1.1%
TUI AG	138,043	2,157,465
Household Products – 1.7%
Henkel AG & Co. KGaA	34,214	3,367,444
Industrial Conglomerates – 4.5%
Indus Holding AG	3,706	183,032
Rheinmetall AG	1,538	123,070
Siemens AG Registered Shares	82,533	8,760,806

Total Industrial Conglomerates		9,066,908
Insurance – 12.5%
Allianz SE Registered Shares	52,231	8,508,364
Hannover Rueck SE	34,698	4,048,908
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	43,869	8,935,881
Talanx AG*	104,692	3,580,248

Total Insurance		25,073,401
Internet & Catalog Retail – 0.1%
Takkt AG	7,988	153,654
IT Services – 0.2%
Bechtle AG	2,181	225,621
Wirecard AG(a)	2,435	92,401

Total IT Services		318,022
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	2,672	209,884
Machinery – 5.8%
DMG MORI AG	23,164	1,080,147
Duerr AG	19,632	1,545,210
GEA Group AG	46,509	2,278,972
KION Group AG*	33,039	1,929,166
Krones AG	2,730	329,297
KUKA AG(a)	1,373	143,990
MAN SE	37,100	4,021,419
NORMA Group SE	3,501	196,406
Wacker Neuson SE	12,231	194,851

Total Machinery		11,719,458
Media – 1.4%
Axel Springer SE	45,266	2,443,482
CTS Eventim AG & Co. KGaA	7,923	281,920
Stroeer SE & Co KGaA(a)	2,836	178,555

Total Media		2,903,957
Metals & Mining – 1.6%
Aurubis AG	29,926	1,491,289
Salzgitter AG	2,277	64,570
ThyssenKrupp AG	75,848	1,578,260

Total Metals & Mining		3,134,119
Multi-Utilities – 2.6%
E.ON SE	540,361	5,195,856

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	57

Schedule of Investments (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2016

Investments	Shares	Value
Personal Products – 1.2%
Beiersdorf AG	27,371	$2,474,665
Pharmaceuticals – 6.6%
Bayer AG Registered Shares	75,446	8,881,169
Merck KGaA	39,658	3,313,047
STADA Arzneimittel AG	26,161	1,039,984

Total Pharmaceuticals		13,234,200
Road & Rail – 0.1%
Sixt SE	3,733	201,254
Semiconductors & Semiconductor Equipment – 1.4%
Infineon Technologies AG	195,516	2,786,118
Software – 5.0%
SAP SE	109,242	8,851,009
Software AG	28,419	1,112,583

Total Software		9,963,592
Specialty Retail – 1.1%
Fielmann AG	29,895	2,272,260
Textiles, Apparel & Luxury Goods – 3.3%
adidas AG	37,997	4,459,849
Gerry Weber International AG(a)	11,509	161,709
Hugo Boss AG	30,352	1,993,631

Total Textiles, Apparel & Luxury Goods		6,615,189
Thrifts & Mortgage Finance – 0.8%
Aareal Bank AG	49,759	1,614,898
Trading Companies & Distributors – 1.2%
BayWa AG(a)	5,124	173,566
Brenntag AG	38,734	2,215,795

Total Trading Companies & Distributors		2,389,361
Transportation Infrastructure – 0.1%
Hamburger Hafen und Logistik AG	12,319	181,653
TOTAL COMMON STOCKS (Cost: $219,608,846)		199,685,534
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $897,196)(c)	897,196	897,196
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $220,506,042)		200,582,730
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.0)%		(81,508)

NET ASSETS – 100.0%		$200,501,222

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $870,057 and the total market value of the collateral held by the Fund was $913,054. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,858.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	EUR	29,220,727	USD	31,780,200	$(1,518,294)
4/4/2016	EUR	38,352,238	USD	41,711,510	(1,992,801)
4/4/2016	EUR	38,350,651	USD	41,711,510	(1,990,993)
4/4/2016	EUR	38,351,356	USD	41,711,510	(1,991,797)
4/4/2016	EUR	38,351,532	USD	41,711,510	(1,991,997)
4/4/2016	USD	2,426,146	EUR	2,230,656	115,799
4/4/2016	USD	3,639,219	EUR	3,325,975	150,898
4/4/2016	USD	2,426,146	EUR	2,193,156	73,066
4/4/2016	USD	39,928,293	EUR	35,039,572	1,068
4/4/2016	USD	30,421,557	EUR	26,697,450	1,535
4/4/2016	USD	39,928,293	EUR	35,040,402	2,015
4/4/2016	USD	39,928,293	EUR	35,039,572	1,068
4/4/2016	USD	39,928,293	EUR	35,039,172	613
5/3/2016	EUR	37,215,560	USD	42,443,416	(1,951)
5/3/2016	EUR	28,355,139	USD	32,337,845	(1,969)
5/3/2016	EUR	37,215,691	USD	42,443,416	(2,100)
5/3/2016	EUR	37,217,257	USD	42,443,416	(3,887)
5/3/2016	EUR	37,215,136	USD	42,443,416	(1,467)
					$(9,151,194)

CURRENCY LEGEND
EUR	– Euro
USD	– U.S. dollar

See Notes to Financial Statements.

58	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 4.1%
Amcor Ltd.	497	$5,486
AMP Ltd.	1,294	5,763
Asciano Ltd.	323	2,226
Australia & New Zealand Banking Group Ltd.	900	16,242
BHP Billiton Ltd.	1,283	16,640
Commonwealth Bank of Australia	476	27,433
CSL Ltd.	65	5,072
Incitec Pivot Ltd.	779	1,912
Macquarie Group Ltd.	103	5,237
National Australia Bank Ltd.	846	17,077
QBE Insurance Group Ltd.	355	2,979
Rio Tinto Ltd.	163	5,353
Telstra Corp., Ltd.	3,186	13,063
Wesfarmers Ltd.	408	13,009
Westpac Banking Corp.	988	23,067
Woodside Petroleum Ltd.	461	9,206
Woolworths Ltd.	262	4,454

Total Australia		174,219
Austria – 0.2%
Andritz AG(a)	54	2,970
OMV AG	133	3,747

Total Austria		6,717
Belgium – 1.1%
Anheuser-Busch InBev N.V.	330	41,083
Colruyt S.A.	37	2,159
Solvay S.A.	44	4,420

Total Belgium		47,662
Brazil – 0.6%
Ambev S.A.	1,989	10,562
Banco do Brasil S.A.	999	5,573
BB Seguridade Participacoes S.A.	650	5,447
Vale S.A.	1,366	5,840

Total Brazil		27,422
Canada – 6.6%
Agrium, Inc.(a)	57	5,053
Alimentation Couche-Tard, Inc. Class B	19	849
AltaGas Ltd.(a)	115	2,970
Bank of Montreal	203	12,378
Bank of Nova Scotia (The)	387	18,990
Barrick Gold Corp.	193	2,632
BCE, Inc.	352	16,108
Brookfield Asset Management, Inc. Class A	105	3,667
Canadian Imperial Bank of Commerce	143	10,726
Canadian National Railway Co.	105	6,588
Canadian Natural Resources Ltd.	368	9,995
Canadian Tire Corp. Ltd. Class A	26	2,718
Cenovus Energy, Inc.	97	1,267
Crescent Point Energy Corp.(a)	639	8,883
Empire Co., Ltd.	28	487
Enbridge, Inc.	238	9,303
Encana Corp.	672	$4,115
Gildan Activewear, Inc.	79	2,419
Goldcorp, Inc.	539	8,780
Great-West Lifeco, Inc.	372	10,279
Imperial Oil Ltd.	125	4,193
Intact Financial Corp.	36	2,531
Inter Pipeline Ltd.	225	4,653
Magna International, Inc.	107	4,619
Manulife Financial Corp.	555	7,887
Metro, Inc.	30	1,045
Onex Corp.	15	918
Pembina Pipeline Corp.	235	6,379
Potash Corp. of Saskatchewan, Inc.	330	5,641
Power Financial Corp.(a)	207	5,196
Rogers Communications, Inc. Class B	179	7,196
Royal Bank of Canada	418	24,183
Shaw Communications, Inc. Class B	202	3,918
Sun Life Financial, Inc.	162	5,248
Suncor Energy, Inc.	407	11,381
TELUS Corp.	175	5,720
Thomson Reuters Corp.	237	9,642
Toronto-Dominion Bank (The)	588	25,485
TransCanada Corp.(a)	283	11,172

Total Canada		285,214
Chile – 0.2%
Empresa Nacional de Electricidad S.A.	738	1,028
Empresas CMPC S.A.	338	790
Empresas COPEC S.A.	291	2,790
Enersis Americas S.A.	10,373	2,878
S.A.C.I. Falabella	139	972

Total Chile		8,458
China – 4.1%
Bank of China Ltd. Class H	16,000	6,642
Bank of Communications Co., Ltd. Class H	6,000	3,945
Belle International Holdings Ltd.	5,000	2,894
China Communications Construction Co., Ltd. Class H	1,000	1,195
China Construction Bank Corp. Class H	68,500	43,715
China Mobile Ltd.	3,500	39,009
China Overseas Land & Investment Ltd.	2,000	6,330
China Petroleum & Chemical Corp. Class H	10,000	6,562
China Resources Power Holdings Co., Ltd.	2,000	3,739
China Unicom Hong Kong Ltd.	6,000	7,921
CITIC Ltd.	4,000	6,085
CNOOC Ltd.	15,000	17,714
Great Wall Motor Co., Ltd. Class H	1,500	1,218
Industrial & Commercial Bank of China Ltd. Class H	26,000	14,548
Lenovo Group Ltd.	6,000	4,672
Ping An Insurance Group Co. of China Ltd. Class H	1,000	4,783
Want Want China Holdings Ltd.(a)	8,000	5,931

Total China		176,903
Czech Republic – 0.0%
Komercni Banka AS	8	1,769

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	59

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Investments	Shares	Value
Denmark – 1.6%
AP Moeller – Maersk A/S Class B	4	$5,255
Chr Hansen Holding A/S	122	8,203
Coloplast A/S Class B	107	8,121
Danske Bank A/S	402	11,375
Novo Nordisk A/S Class B	492	26,730
Pandora A/S	33	4,328
Vestas Wind Systems A/S	70	4,947

Total Denmark		68,959
Finland – 0.8%
Fortum Oyj	515	7,811
Kone Oyj Class B	163	7,868
Nokia Oyj	608	3,620
Sampo Oyj Class A	186	8,847
UPM-Kymmene Oyj	293	5,316

Total Finland		33,462
France – 8.1%
Accor S.A.	73	3,098
Air Liquide S.A.	59	6,649
Airbus Group SE	193	12,833
AXA S.A.	774	18,249
BNP Paribas S.A.	195	9,828
Bouygues S.A.	173	7,068
Cap Gemini S.A.	39	3,670
Carrefour S.A.	167	4,602
Casino Guichard Perrachon S.A.	80	4,593
Christian Dior SE	30	5,449
Cie de Saint-Gobain	195	8,606
Credit Agricole S.A.	450	4,881
Danone S.A.	125	8,904
Electricite de France S.A.	653	7,340
Engie S.A.	1,113	17,300
Hermes International	7	2,468
Iliad S.A.	2	515
Kering	31	5,550
L’Oreal S.A.	75	13,457
Legrand S.A.	94	5,275
LVMH Moet Hennessy Louis Vuitton SE	78	13,377
Natixis S.A.	802	3,955
Orange S.A.	901	15,807
Orpea	24	2,001
Pernod Ricard S.A.	40	4,467
Publicis Groupe S.A.	39	2,743
Renault S.A.	81	8,060
Rubis SCA	11	885
Safran S.A.	85	5,955
Sanofi	340	27,454
Schneider Electric SE	177	11,202
SCOR SE	50	1,778
Societe Generale S.A.	192	7,106
Suez Environnement Co.	194	3,564
Teleperformance	25	2,201
TOTAL S.A.	979	44,692
Unibail-Rodamco SE	30	$8,266
Veolia Environnement S.A.	199	4,801
Vinci S.A.	174	12,981
Vivendi S.A.	741	15,605
Wendel S.A.	15	1,635

Total France		348,870
Germany – 6.9%
adidas AG	47	5,517
Allianz SE Registered Shares	175	28,507
BASF SE	296	22,364
Bayer AG Registered Shares	193	22,719
Bayerische Motoren Werke AG	201	18,484
Beiersdorf AG	20	1,808
Brenntag AG	61	3,490
Continental AG	33	7,521
Daimler AG Registered Shares	319	24,490
Deutsche Boerse AG	52	4,444
Deutsche Post AG Registered Shares	423	11,771
Deutsche Telekom AG Registered Shares	1,339	24,070
E.ON SE	853	8,202
Evonik Industries AG	145	4,356
Fresenius Medical Care AG & Co. KGaA	43	3,814
GEA Group AG	60	2,940
Hannover Rueck SE	31	3,617
Henkel AG & Co. KGaA	27	2,657
LEG Immobilien AG*	56	5,287
Linde AG	1	146
MAN SE	9	976
METRO AG	148	4,593
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	73	14,870
ProSiebenSat.1 Media SE	99	5,098
SAP SE	189	15,313
Siemens AG Registered Shares	301	31,951
Symrise AG	39	2,622
Telefonica Deutschland Holding AG	440	2,387
Volkswagen AG	99	14,390

Total Germany		298,404
Hong Kong – 1.7%
AIA Group Ltd.	1,400	7,933
BOC Hong Kong Holdings Ltd.	2,500	7,461
CLP Holdings Ltd.	500	4,522
Hang Lung Properties Ltd.	1,000	1,911
Hang Seng Bank Ltd.	500	8,838
Hong Kong Exchanges and Clearing Ltd.	300	7,225
MTR Corp., Ltd.	1,500	7,426
New World Development Co., Ltd.	4,000	3,811
Power Assets Holdings Ltd.	500	5,115
Sun Hung Kai Properties Ltd.	1,000	12,228
Wharf Holdings Ltd. (The)	1,000	5,466

Total Hong Kong		71,936

See Notes to Financial Statements.

60	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Investments	Shares	Value
Hungary – 0.1%
OTP Bank PLC	98	$2,462
Indonesia – 0.4%
Astra International Tbk PT	9,100	4,976
Bank Rakyat Indonesia Persero Tbk PT	4,400	3,791
Telekomunikasi Indonesia Persero Tbk PT	25,400	6,369

Total Indonesia		15,136
Ireland – 0.5%
CRH PLC	466	13,185
Kerry Group PLC Class A	42	3,919
Smurfit Kappa Group PLC	144	3,717

Total Ireland		20,821
Israel – 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	2,772	6,249
Teva Pharmaceutical Industries Ltd.	274	14,773

Total Israel		21,022
Italy – 1.7%
Assicurazioni Generali SpA	283	4,202
Atlantia SpA	265	7,359
Banca Popolare dell’Emilia Romagna SC	195	930
Enel SpA	2,820	12,526
Eni SpA	1,500	22,734
Intesa Sanpaolo SpA	2,537	7,037
Luxottica Group SpA	95	5,251
Mediobanca SpA	187	1,349
Snam SpA	2,149	13,481

Total Italy		74,869
Japan – 18.8%
Aeon Co., Ltd.	300	4,340
Aisin Seiki Co., Ltd.	100	3,772
Asahi Glass Co., Ltd.	1,000	5,481
Asahi Group Holdings Ltd.	100	3,120
Asahi Kasei Corp.	1,000	6,770
Astellas Pharma, Inc.	600	7,989
Bridgestone Corp.	300	11,224
Canon, Inc.	800	23,880
Central Japan Railway Co.	100	17,710
Chugai Pharmaceutical Co., Ltd.	100	3,101
Chugoku Electric Power Co., Inc. (The)	200	2,705
Dai-ichi Life Insurance Co., Ltd. (The)	300	3,637
Daiichi Sankyo Co., Ltd.	300	6,680
Daikin Industries Ltd.	100	7,484
Daiwa House Industry Co., Ltd.	300	8,451
Daiwa Securities Group, Inc.	1,000	6,160
Denso Corp.	300	12,075
Dentsu, Inc.	100	5,027
East Japan Railway Co.	100	8,642
Eisai Co., Ltd.	100	6,023
FANUC Corp.	100	15,557
Fuji Heavy Industries Ltd.	200	7,073
FUJIFILM Holdings Corp.	200	7,920
Fujitsu Ltd.	1,000	3,707
Hitachi Ltd.	2,000	$9,371
Honda Motor Co., Ltd.	500	13,728
Hoya Corp.	100	3,809
Isuzu Motors Ltd.	500	5,169
ITOCHU Corp.	800	9,865
Japan Airlines Co., Ltd.	200	7,335
Japan Tobacco, Inc.	700	29,209
JFE Holdings, Inc.	400	5,395
JX Holdings, Inc.	1,500	5,789
Kao Corp.	100	5,341
KDDI Corp.	900	24,070
Kirin Holdings Co., Ltd.	500	7,020
Komatsu Ltd.	300	5,114
Kubota Corp.	400	5,468
Kyocera Corp.	100	4,410
Lawson, Inc.	100	8,381
LIXIL Group Corp.	100	2,042
Makita Corp.	100	6,210
Marubeni Corp.	800	4,057
Mitsubishi Chemical Holdings Corp.	700	3,659
Mitsubishi Corp.	600	10,175
Mitsubishi Electric Corp.	1,000	10,494
Mitsubishi Heavy Industries Ltd.	1,000	3,720
Mitsubishi Tanabe Pharma Corp.	300	5,224
Mitsubishi UFJ Financial Group, Inc.	3,500	16,240
Mitsui & Co., Ltd.	1,000	11,522
Mizuho Financial Group, Inc.	8,600	12,862
MS&AD Insurance Group Holdings, Inc.	100	2,790
Murata Manufacturing Co., Ltd.	100	12,073
Nagoya Railroad Co., Ltd.	1,000	4,680
Nippon Steel & Sumitomo Metal Corp.	300	5,771
Nippon Telegraph & Telephone Corp.	700	30,193
Nissan Motor Co., Ltd.	1,700	15,753
Nitto Denko Corp.	100	5,567
Nomura Holdings, Inc.	1,000	4,474
Nomura Research Institute Ltd.	200	6,744
NSK Ltd.	300	2,749
NTT Data Corp.	100	5,027
NTT DOCOMO, Inc.	1,800	40,878
Omron Corp.	100	2,981
Osaka Gas Co., Ltd.	1,000	3,847
Otsuka Holdings Co., Ltd.	200	7,274
Panasonic Corp.	500	4,598
Recruit Holdings Co., Ltd.	100	3,056
Resona Holdings, Inc.	900	3,216
Ricoh Co., Ltd.	500	5,098
Secom Co., Ltd.	100	7,443
Seiko Epson Corp.	300	4,853
Sekisui House Ltd.	500	8,450
Seven & I Holdings Co., Ltd.	100	4,264
Shin-Etsu Chemical Co., Ltd.	100	5,182
Shionogi & Co., Ltd.	100	4,713
SoftBank Group Corp.	100	4,774
Sompo Japan Nipponkoa Holdings, Inc.	100	2,836

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	61

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Investments	Shares	Value
Sumitomo Chemical Co., Ltd.	1,000	$4,529
Sumitomo Corp.	700	6,966
Sumitomo Electric Industries Ltd.	300	3,654
Sumitomo Mitsui Financial Group, Inc.	500	15,179
Sumitomo Mitsui Trust Holdings, Inc.	1,000	2,933
Takeda Pharmaceutical Co., Ltd.	300	13,709
Tokio Marine Holdings, Inc.	200	6,762
Tokyo Electron Ltd.	100	6,527
Tokyo Gas Co., Ltd.	1,000	4,668
Toray Industries, Inc.	1,000	8,534
Toyota Motor Corp.	1,500	79,434
Toyota Tsusho Corp.	100	2,263
Trend Micro, Inc.	100	3,666
West Japan Railway Co.	100	6,183
Yahoo Japan Corp.(a)	2,000	8,523

Total Japan		807,021
Malaysia – 0.3%
Genting Bhd	2,100	5,275
Public Bank Bhd	200	963
Sime Darby Bhd	3,200	6,520

Total Malaysia		12,758
Mexico – 0.9%
Alfa S.A.B. de C.V. Class A	1,795	3,633
America Movil S.A.B. de C.V. Series L	7,518	5,891
Coca-Cola Femsa S.A.B. de C.V. Series L	150	1,257
Fomento Economico Mexicano S.A.B. de C.V.	429	4,175
Grupo Financiero Banorte S.A.B. de C.V. Class O	200	1,137
Grupo Mexico S.A.B. de C.V. Series B	2,504	6,086
Grupo Televisa S.A.B. Series CPO	150	833
Telesites S.A.B. de C.V.*	1	1
Wal-Mart de Mexico S.A.B. de C.V. Series V	6,046	14,464

Total Mexico		37,477
Netherlands – 1.8%
Aegon N.V.	893	4,919
Akzo Nobel N.V.	66	4,505
ASML Holding N.V.	75	7,630
Boskalis Westminster	68	2,677
Heineken Holding N.V.	42	3,282
Heineken N.V.	101	9,167
ING Groep N.V. CVA	984	11,920
Koninklijke Ahold N.V.	245	5,520
Koninklijke DSM N.V.	81	4,461
Koninklijke KPN N.V.	1,291	5,418
Koninklijke Philips N.V.	334	9,529
Steinhoff International Holdings N.V.	608	4,004
Wolters Kluwer N.V.	159	6,356

Total Netherlands		79,388
New Zealand – 0.0%
Spark New Zealand Ltd.	394	998
Norway – 0.4%
DNB ASA	316	3,738
Statoil ASA	722	11,374
Telenor ASA	215	$3,481

Total Norway		18,593
Philippines – 0.2%
Philippine Long Distance Telephone Co.	215	9,245
Poland – 0.1%
Bank Pekao S.A.	92	4,071
Powszechny Zaklad Ubezpieczen S.A.	93	890

Total Poland		4,961
Portugal – 0.1%
EDP-Energias de Portugal S.A.	1,425	5,076
Russia – 0.8%
Gazprom PAO ADR	1,878	8,100
Lukoil PJSC ADR	159	6,108
Magnit PJSC GDR Reg S	32	1,278
MMC Norilsk Nickel PJSC ADR	504	6,507
Mobile TeleSystems PJSC ADR	482	3,899
Rosneft OAO GDR Reg S	1,255	5,700
Sberbank of Russia PJSC ADR	160	1,114

Total Russia		32,706
Singapore – 0.8%
CapitaLand Ltd.	800	1,824
DBS Group Holdings Ltd.	400	4,569
Global Logistic Properties Ltd.	1,200	1,715
Keppel Corp., Ltd.	700	3,031
Oversea-Chinese Banking Corp., Ltd.	100	656
Singapore Airlines Ltd.	100	848
Singapore Exchange Ltd.	700	4,133
Singapore Technologies Engineering Ltd.	1,400	3,358
Singapore Telecommunications Ltd.	4,300	12,198
United Overseas Bank Ltd.	300	4,204

Total Singapore		36,536
South Africa – 1.1%
Barclays Africa Group Ltd.(a)	302	3,071
Bidvest Group Ltd. (The)	133	3,373
FirstRand Ltd.	1,445	4,752
MTN Group Ltd.	520	4,780
Nedbank Group Ltd.(a)	167	2,205
Remgro Ltd.	45	765
Sanlam Ltd.	805	3,749
Sasol Ltd.	235	7,055
Standard Bank Group Ltd.	492	4,432
Tiger Brands Ltd.	131	2,897
Vodacom Group Ltd.	785	8,568

Total South Africa		45,647
South Korea – 3.2%
Hana Financial Group, Inc.	152	3,296
Hyundai Mobis Co., Ltd.	21	4,572
Hyundai Motor Co.	84	11,202
Industrial Bank of Korea	264	2,828
Kangwon Land, Inc.	68	2,432
KB Financial Group, Inc.	118	3,286

See Notes to Financial Statements.

62	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Investments	Shares	Value
Kia Motors Corp.	127	$5,364
Korea Electric Power Corp.	103	5,422
KT&G Corp.	77	7,407
LG Chem Ltd.	19	5,441
LG Display Co., Ltd.	185	4,303
NAVER Corp.	1	557
POSCO	58	11,132
Samsung Electronics Co., Ltd.	37	42,448
Samsung Fire & Marine Insurance Co., Ltd.	19	4,901
Samsung Life Insurance Co., Ltd.	55	5,651
Shinhan Financial Group Co., Ltd.	153	5,418
SK Hynix, Inc.	136	3,348
SK Telecom Co., Ltd.	39	7,111

Total South Korea		136,119
Spain – 2.2%
Abertis Infraestructuras S.A.	115	1,894
Amadeus IT Holding S.A. Class A	89	3,822
Banco Bilbao Vizcaya Argentaria S.A.	840	5,592
Banco Popular Espanol S.A.	1,077	2,807
Banco Santander S.A.	4,095	18,078
Bankinter S.A.	117	828
CaixaBank S.A.	940	2,781
Endesa S.A.	297	5,710
Ferrovial S.A.	178	3,831
Gas Natural SDG S.A.	327	6,622
Iberdrola S.A.	1,040	6,946
Industria de Diseno Textil S.A.	330	11,118
Red Electrica Corp. S.A.	36	3,130
Repsol S.A.	596	6,737
Telefonica S.A.	1,384	15,538

Total Spain		95,434
Sweden – 2.2%
Atlas Copco AB Class B	704	16,622
Hennes & Mauritz AB Class B	404	13,490
Nordea Bank AB	1,620	15,587
Swedbank AB Class A	500	10,787
Telefonaktiebolaget LM Ericsson Class B	1,558	15,625
TeliaSonera AB	2,655	13,811
Volvo AB Class B	923	10,145

Total Sweden		96,067
Switzerland – 8.0%
ABB Ltd. Registered Shares*	884	17,299
Adecco S.A. Registered Shares*	62	4,056
Baloise Holding AG Registered Shares	17	2,169
Cie Financiere Richemont S.A. Registered Shares	115	7,631
Clariant AG Registered Shares*	170	3,089
Credit Suisse Group AG Registered Shares*	183	2,601
Givaudan S.A. Registered Shares	5	9,847
Kuehne + Nagel International AG Registered Shares	60	8,565
Nestle S.A. Registered Shares	855	64,148
Novartis AG Registered Shares	691	50,293
Partners Group Holding AG	14	5,650
Roche Holding AG Bearer Shares	23	5,800
Roche Holding AG Genusschein	232	$57,343
SGS S.A. Registered Shares	5	10,609
STMicroelectronics N.V.	911	5,058
Swatch Group AG (The) Registered Shares	76	5,139
Swiss Life Holding AG Registered Shares*	9	2,403
Swiss Re AG	283	26,271
Swisscom AG Registered Shares	19	10,367
Syngenta AG Registered Shares	33	13,784
UBS Group AG Registered Shares	945	15,285
Zurich Insurance Group AG*	79	18,421

Total Switzerland		345,828
Taiwan – 2.6%
Chunghwa Telecom Co., Ltd.	4,000	13,609
E.Sun Financial Holding Co., Ltd.	15,000	8,389
First Financial Holding Co., Ltd.	27,000	13,339
Hon Hai Precision Industry Co., Ltd.	3,400	8,959
Hua Nan Financial Holdings Co., Ltd.	25,000	12,429
SinoPac Financial Holdings Co., Ltd.	14,000	4,328
Taishin Financial Holding Co., Ltd.	23,000	8,111
Taiwan Cooperative Financial Holding Co., Ltd.	26,000	11,633
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	30,201

Total Taiwan		110,998
Thailand – 0.3%
Advanced Info Service PCL NVDR	400	2,070
CP ALL PCL NVDR	2,500	3,251
PTT PCL NVDR	700	5,571

Total Thailand		10,892
Turkey – 0.2%
Akbank TAS	1,183	3,369
Turkiye Garanti Bankasi AS	1,294	3,787

Total Turkey		7,156
United Kingdom – 15.8%
Aberdeen Asset Management PLC	1,011	4,031
Associated British Foods PLC	103	4,958
AstraZeneca PLC	430	24,119
Aviva PLC	1,144	7,500
BAE Systems PLC	1,660	12,144
Barclays PLC	34	73
BHP Billiton PLC	1,246	14,019
BP PLC	10,136	51,012
British American Tobacco PLC	590	34,683
BT Group PLC	1,876	11,878
Carnival PLC	83	4,476
Centrica PLC	2,190	7,167
Compass Group PLC	464	8,190
Diageo PLC	690	18,660
easyJet PLC	69	1,506
GlaxoSmithKline PLC	2,584	52,441
HSBC Holdings PLC	7,352	45,850
Imperial Brands PLC	336	18,656
ITV PLC	1,283	4,448
J Sainsbury PLC	1,141	4,531

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	63

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Investments	Shares	Value
John Wood Group PLC	452	$3,995
Kingfisher PLC	878	4,754
Legal & General Group PLC	2,337	7,900
Lloyds Banking Group PLC	9,463	9,252
Marks & Spencer Group PLC	841	4,910
National Grid PLC	1,528	21,681
Next PLC	6	466
Old Mutual PLC	1,632	4,529
Pearson PLC	267	3,358
Pennon Group PLC	291	3,392
Prudential PLC	542	10,135
Reckitt Benckiser Group PLC	156	15,090
RELX N.V.	340	5,945
RELX PLC	422	7,849
Rio Tinto PLC	659	18,522
Royal Dutch Shell PLC Class A	1,933	46,787
Royal Dutch Shell PLC Class B	1,386	33,866
SABMiller PLC	310	18,963
Segro PLC	115	678
Sky PLC	524	7,712
Smith & Nephew PLC	302	4,983
Smiths Group PLC	296	4,578
SSE PLC	484	10,379
Standard Life PLC	898	4,596
Taylor Wimpey PLC	2,594	7,095
Unilever N.V. CVA	562	25,223
Unilever PLC	385	17,445
United Utilities Group PLC	331	4,391
Vodafone Group PLC	10,533	33,488
WM Morrison Supermarkets PLC(a)	1,768	5,049

Total United Kingdom		677,353
TOTAL COMMON STOCKS (Cost: $4,613,778)		4,254,558
EXCHANGE-TRADED NOTE – 1.5%
United States – 1.5%
iPath MSCI India Index ETN*
(Cost: $72,187)	1,063	66,746
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $41,257)(c)	41,257	41,257
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $4,727,222)		4,362,561
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.5)%		(64,033)

NET ASSETS – 100.0%		$4,298,528
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $56,482 and the total market value of the collateral held by the Fund was $60,329. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,072.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	AUD	46,935	USD	33,474	$(2,631)
4/4/2016	AUD	46,934	USD	33,474	(2,630)
4/4/2016	AUD	46,938	USD	33,474	(2,633)
4/4/2016	AUD	35,760	USD	25,504	(2,004)
4/4/2016	AUD	46,937	USD	33,474	(2,632)
4/4/2016	CHF	70,681	USD	71,077	(2,730)
4/4/2016	CHF	70,682	USD	71,077	(2,731)
4/4/2016	CHF	70,677	USD	71,077	(2,725)
4/4/2016	CHF	53,854	USD	54,157	(2,079)
4/4/2016	CHF	70,680	USD	71,077	(2,729)
4/4/2016	CZK	8,789	USD	353	(17)
4/4/2016	CZK	8,789	USD	353	(17)
4/4/2016	CZK	8,787	USD	353	(17)
4/4/2016	CZK	6,771	USD	272	(13)
4/4/2016	CZK	8,788	USD	353	(17)
4/4/2016	DKK	96,269	USD	14,039	(686)
4/4/2016	DKK	96,269	USD	14,039	(686)
4/4/2016	DKK	96,266	USD	14,039	(685)
4/4/2016	DKK	73,355	USD	10,697	(523)
4/4/2016	DKK	96,278	USD	14,039	(687)
4/4/2016	EUR	193,086	USD	210,003	(10,028)
4/4/2016	EUR	193,082	USD	210,003	(10,024)
4/4/2016	EUR	193,087	USD	210,003	(10,029)
4/4/2016	EUR	147,118	USD	160,004	(7,644)
4/4/2016	EUR	193,090	USD	210,003	(10,033)
4/4/2016	GBP	95,367	USD	132,914	(4,157)
4/4/2016	GBP	95,369	USD	132,914	(4,159)
4/4/2016	GBP	95,362	USD	132,914	(4,149)
4/4/2016	GBP	72,658	USD	101,268	(3,164)
4/4/2016	GBP	95,365	USD	132,914	(4,154)
4/4/2016	HUF	73,686	USD	258	(9)
4/4/2016	HUF	73,673	USD	258	(9)
4/4/2016	HUF	73,667	USD	258	(9)
4/4/2016	HUF	57,399	USD	201	(7)
4/4/2016	HUF	73,667	USD	258	(9)
4/4/2016	ILS	18,532	USD	4,752	(177)
4/4/2016	ILS	18,531	USD	4,752	(177)
4/4/2016	ILS	18,528	USD	4,752	(176)
4/4/2016	ILS	14,124	USD	3,622	(135)
4/4/2016	ILS	18,530	USD	4,752	(177)
4/4/2016	NOK	32,409	USD	3,717	(201)
4/4/2016	NOK	32,410	USD	3,717	(201)
4/4/2016	NOK	32,412	USD	3,717	(202)
4/4/2016	NOK	24,720	USD	2,835	(154)
4/4/2016	NOK	32,411	USD	3,717	(202)
4/4/2016	NZD	438	USD	288	(16)
4/4/2016	NZD	438	USD	288	(16)

See Notes to Financial Statements.

64	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	NZD	438	USD	288	$(16)
4/4/2016	NZD	334	USD	220	(12)
4/4/2016	NZD	438	USD	288	(16)
4/4/2016	PHP	501,241	USD	10,508	(383)
4/4/2016	PLN	3,732	USD	933	(70)
4/4/2016	PLN	3,732	USD	933	(70)
4/4/2016	PLN	3,733	USD	933	(70)
4/4/2016	PLN	2,856	USD	714	(53)
4/4/2016	PLN	3,732	USD	933	(70)
4/4/2016	SEK	169,292	USD	19,734	(1,149)
4/4/2016	SEK	169,294	USD	19,734	(1,149)
4/4/2016	SEK	169,280	USD	19,734	(1,147)
4/4/2016	SEK	129,001	USD	15,038	(875)
4/4/2016	SEK	169,061	USD	19,734	(1,120)
4/4/2016	TRY	4,003	USD	1,341	(80)
4/4/2016	TRY	4,001	USD	1,341	(79)
4/4/2016	TRY	4,002	USD	1,341	(79)
4/4/2016	TRY	3,058	USD	1,025	(60)
4/4/2016	TRY	4,016	USD	1,341	(84)
4/4/2016	USD	33,474	AUD	43,516	1
4/4/2016	USD	33,474	AUD	43,516	1
4/4/2016	USD	25,504	AUD	33,156	1
4/4/2016	USD	33,474	AUD	43,515	—
4/4/2016	USD	33,474	AUD	43,516	1
4/4/2016	USD	71,077	CHF	68,065	(1)
4/4/2016	USD	71,077	CHF	68,065	(2)
4/4/2016	USD	71,077	CHF	68,067	—
4/4/2016	USD	54,157	CHF	51,866	2
4/4/2016	USD	71,077	CHF	68,065	(2)
4/4/2016	USD	353	CZK	8,379	—
4/4/2016	USD	272	CZK	6,457	—
4/4/2016	USD	353	CZK	8,379	—
4/4/2016	USD	353	CZK	8,379	—
4/4/2016	USD	353	CZK	8,379	—
4/4/2016	USD	14,039	DKK	91,789	—
4/4/2016	USD	14,039	DKK	91,786	—
4/4/2016	USD	14,039	DKK	91,782	(1)
4/4/2016	USD	10,697	DKK	69,943	1
4/4/2016	USD	14,039	DKK	91,791	1
4/4/2016	USD	210,003	EUR	184,291	6
4/4/2016	USD	16,959	EUR	14,900	21
4/4/2016	USD	160,004	EUR	140,417	8
4/4/2016	USD	210,003	EUR	184,291	6
4/4/2016	USD	210,003	EUR	184,295	11
4/4/2016	USD	210,003	EUR	184,289	3
4/4/2016	USD	132,914	GBP	92,477	4
4/4/2016	USD	132,914	GBP	92,477	4
4/4/2016	USD	101,268	GBP	70,461	5
4/4/2016	USD	132,914	GBP	92,475	—
4/4/2016	USD	132,914	GBP	92,478	4
4/4/2016	USD	258	HUF	71,134	—
4/4/2016	USD	201	HUF	55,422	—
4/4/2016	USD	258	HUF	71,136	—
4/4/2016	USD	258	HUF	71,132	—
4/4/2016	USD	258	HUF	71,137	—
4/4/2016	USD	4,752	ILS	17,866	—
4/4/2016	USD	4,752	ILS	17,866	—
4/4/2016	USD	4,752	ILS	17,865	—
4/4/2016	USD	3,622	ILS	13,618	—
4/4/2016	USD	4,752	ILS	17,866	$—
4/4/2016	USD	3,717	NOK	30,745	—
4/4/2016	USD	3,717	NOK	30,745	—
4/4/2016	USD	3,717	NOK	30,744	—
4/4/2016	USD	2,835	NOK	23,451	—
4/4/2016	USD	3,717	NOK	30,746	—
4/4/2016	USD	288	NZD	415	—
4/4/2016	USD	220	NZD	317	—
4/4/2016	USD	288	NZD	415	—
4/4/2016	USD	288	NZD	415	—
4/4/2016	USD	288	NZD	415	—
4/4/2016	USD	10,889	PHP	501,241	2
4/4/2016	USD	933	PLN	3,473	—
4/4/2016	USD	933	PLN	3,473	—
4/4/2016	USD	714	PLN	2,658	—
4/4/2016	USD	933	PLN	3,473	—
4/4/2016	USD	933	PLN	3,472	—
4/4/2016	USD	19,734	SEK	159,982	—
4/4/2016	USD	19,734	SEK	159,982	1
4/4/2016	USD	19,734	SEK	159,978	—
4/4/2016	USD	15,038	SEK	121,921	2
4/4/2016	USD	19,734	SEK	159,979	—
4/4/2016	USD	1,341	TRY	3,779	—
4/4/2016	USD	1,341	TRY	3,779	—
4/4/2016	USD	1,341	TRY	3,779	—
4/4/2016	USD	1,341	TRY	3,779	—
4/4/2016	USD	1,025	TRY	2,889	—
4/5/2016	BRL	16,848	USD	4,197	(556)
4/5/2016	BRL	16,848	USD	4,196	(556)
4/5/2016	BRL	16,848	USD	4,195	(557)
4/5/2016	BRL	12,839	USD	3,199	(423)
4/5/2016	BRL	16,848	USD	4,195	(557)
4/5/2016	CAD	73,909	USD	54,559	(2,583)
4/5/2016	CAD	73,909	USD	54,559	(2,582)
4/5/2016	CAD	73,903	USD	54,559	(2,578)
4/5/2016	CAD	56,313	USD	41,572	(1,966)
4/5/2016	CAD	73,905	USD	54,559	(2,580)
4/5/2016	CLP	1,115,667	USD	1,599	(69)
4/5/2016	CLP	1,115,667	USD	1,600	(68)
4/5/2016	CLP	1,115,667	USD	1,600	(67)
4/5/2016	CLP	850,033	USD	1,219	(51)
4/5/2016	CLP	1,115,667	USD	1,597	(71)
4/5/2016	HKD	386,468	USD	49,704	(121)
4/5/2016	HKD	386,454	USD	49,704	(119)
4/5/2016	HKD	386,459	USD	49,704	(120)
4/5/2016	HKD	294,436	USD	37,871	(89)
4/5/2016	HKD	386,436	USD	49,704	(117)
4/5/2016	IDR	183,434,832	USD	13,578	(229)
4/5/2016	JPY	18,859,616	USD	167,276	(528)
4/5/2016	JPY	18,859,800	USD	167,276	(530)
4/5/2016	JPY	18,859,867	USD	167,276	(531)
4/5/2016	JPY	14,370,136	USD	127,452	(407)
4/5/2016	JPY	18,860,000	USD	167,276	(532)
4/5/2016	KRW	46,688,961	USD	37,716	(3,110)
4/5/2016	KRW	51,207,249	USD	41,370	(3,408)
4/5/2016	KRW	52,713,344	USD	42,586	(3,509)
4/5/2016	MXN	129,646	USD	7,147	(417)
4/5/2016	MXN	129,637	USD	7,147	(417)
4/5/2016	MXN	129,647	USD	7,147	(417)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	65

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2016	MXN	98,811	USD	5,448	$(317)
4/5/2016	MXN	129,643	USD	7,147	(417)
4/5/2016	MYR	46,026	USD	10,907	(828)
4/5/2016	SGD	9,767	USD	6,939	(314)
4/5/2016	SGD	9,767	USD	6,939	(314)
4/5/2016	SGD	9,767	USD	6,939	(314)
4/5/2016	SGD	7,441	USD	5,287	(239)
4/5/2016	SGD	9,767	USD	6,939	(314)
4/5/2016	THB	397,752	USD	11,142	(152)
4/5/2016	USD	4,749	BRL	16,848	4
4/5/2016	USD	4,750	BRL	16,848	3
4/5/2016	USD	4,745	BRL	16,848	8
4/5/2016	USD	3,621	BRL	12,839	1
4/5/2016	USD	4,754	BRL	16,848	(2)
4/5/2016	USD	54,559	CAD	70,569	—
4/5/2016	USD	54,559	CAD	70,569	1
4/5/2016	USD	41,572	CAD	53,773	2
4/5/2016	USD	54,559	CAD	70,572	2
4/5/2016	USD	54,559	CAD	70,570	1
4/5/2016	USD	1,673	CLP	1,115,667	(5)
4/5/2016	USD	1,668	CLP	1,115,667	—
4/5/2016	USD	1,664	CLP	1,115,667	3
4/5/2016	USD	1,271	CLP	850,033	—
4/5/2016	USD	1,668	CLP	1,115,667	—
4/5/2016	USD	49,704	HKD	385,541	1
4/5/2016	USD	37,871	HKD	293,778	4
4/5/2016	USD	49,704	HKD	385,551	3
4/5/2016	USD	49,704	HKD	385,532	—
4/5/2016	USD	49,704	HKD	385,543	2
4/5/2016	USD	13,808	IDR	183,434,832	(1)
4/5/2016	USD	167,276	JPY	18,799,764	(4)
4/5/2016	USD	167,276	JPY	18,799,313	(8)
4/5/2016	USD	167,276	JPY	18,800,534	3
4/5/2016	USD	127,452	JPY	14,324,661	2
4/5/2016	USD	167,276	JPY	18,801,538	12
4/5/2016	USD	32,927	KRW	37,652,388	(3)
4/5/2016	USD	32,922	KRW	37,652,388	3
4/5/2016	USD	32,927	KRW	37,652,388	(3)
4/5/2016	USD	32,919	KRW	37,652,390	6
4/5/2016	USD	7,147	MXN	122,500	—
4/5/2016	USD	7,147	MXN	122,492	—
4/5/2016	USD	5,448	MXN	93,387	1
4/5/2016	USD	7,147	MXN	122,496	—
4/5/2016	USD	7,147	MXN	122,502	—
4/5/2016	USD	11,738	MYR	46,026	(3)
4/5/2016	USD	6,939	SGD	9,344	—
4/5/2016	USD	6,939	SGD	9,344	—
4/5/2016	USD	5,287	SGD	7,120	1
4/5/2016	USD	6,939	SGD	9,344	—
4/5/2016	USD	6,939	SGD	9,344	—
4/5/2016	USD	11,295	THB	397,752	(2)
4/6/2016	INR	4,215,753	USD	61,001	(2,542)
4/6/2016	USD	63,500	INR	4,215,753	42
4/7/2016	TWD	3,551,218	USD	106,308	(4,010)
4/7/2016	USD	55,171	TWD	1,775,609	(11)
4/7/2016	USD	55,177	TWD	1,775,609	(18)
4/7/2016	USD	9,269	ZAR	136,413	—
4/7/2016	USD	7,064	ZAR	103,968	1
4/7/2016	USD	9,269	ZAR	136,407	—
4/7/2016	USD	9,269	ZAR	136,401	1
4/7/2016	USD	9,269	ZAR	136,400	(1)
4/7/2016	ZAR	147,364	USD	9,269	(744)
4/7/2016	ZAR	147,207	USD	9,269	(734)
4/7/2016	ZAR	112,181	USD	7,064	(559)
4/7/2016	ZAR	147,348	USD	9,269	(743)
4/7/2016	ZAR	147,329	USD	9,269	(742)
5/3/2016	AUD	46,795	USD	35,948	(1)
5/3/2016	AUD	46,794	USD	35,948	—
5/3/2016	AUD	46,796	USD	35,948	(2)
5/3/2016	AUD	35,660	USD	27,393	(2)
5/3/2016	AUD	46,796	USD	35,948	(1)
5/3/2016	CHF	68,375	USD	71,487	(2)
5/3/2016	CHF	52,098	USD	54,467	(4)
5/3/2016	CHF	68,373	USD	71,487	1
5/3/2016	CHF	68,378	USD	71,487	(6)
5/3/2016	CHF	68,373	USD	71,487	—
5/3/2016	CZK	9,583	USD	404	—
5/3/2016	CZK	9,583	USD	404	—
5/3/2016	CZK	9,584	USD	404	—
5/3/2016	CZK	7,403	USD	312	—
5/3/2016	CZK	9,585	USD	404	—
5/3/2016	DKK	93,730	USD	14,346	(2)
5/3/2016	DKK	93,717	USD	14,346	—
5/3/2016	DKK	93,720	USD	14,346	—
5/3/2016	DKK	71,424	USD	10,932	(1)
5/3/2016	DKK	93,725	USD	14,346	(1)
5/3/2016	EUR	193,670	USD	220,876	(10)
5/3/2016	EUR	147,564	USD	168,290	(10)
5/3/2016	EUR	193,679	USD	220,876	(20)
5/3/2016	EUR	193,671	USD	220,876	(11)
5/3/2016	EUR	193,668	USD	220,876	(8)
5/3/2016	HUF	81,670	USD	296	—
5/3/2016	HUF	81,677	USD	296	—
5/3/2016	HUF	81,675	USD	296	—
5/3/2016	HUF	62,648	USD	227	—
5/3/2016	HUF	81,691	USD	296	—
5/3/2016	ILS	16,990	USD	4,521	—
5/3/2016	ILS	16,991	USD	4,521	(1)
5/3/2016	ILS	16,992	USD	4,521	(1)
5/3/2016	ILS	12,948	USD	3,445	(1)
5/3/2016	ILS	16,991	USD	4,521	(1)
5/3/2016	NOK	32,629	USD	3,944	—
5/3/2016	NOK	32,627	USD	3,944	—
5/3/2016	NOK	32,626	USD	3,944	—
5/3/2016	NOK	24,878	USD	3,007	—
5/3/2016	NOK	32,628	USD	3,944	—
5/3/2016	NZD	433	USD	300	—
5/3/2016	NZD	336	USD	233	—
5/3/2016	NZD	433	USD	300	—
5/3/2016	NZD	433	USD	300	—
5/3/2016	NZD	433	USD	300	—
5/3/2016	PHP	484,654	USD	10,512	(4)
5/3/2016	SEK	163,871	USD	20,234	(1)
5/3/2016	SEK	163,874	USD	20,234	(1)
5/3/2016	SEK	163,864	USD	20,234	—
5/3/2016	SEK	124,876	USD	15,418	(2)
5/3/2016	SEK	163,868	USD	20,234	(1)
5/3/2016	TRY	4,332	USD	1,524	(1)

See Notes to Financial Statements.

66	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/3/2016	TRY	4,330	USD	1,524	$—
5/3/2016	TRY	3,305	USD	1,163	—
5/3/2016	TRY	4,331	USD	1,524	—
5/3/2016	TRY	4,331	USD	1,524	—
5/4/2016	BRL	20,118	USD	5,626	(4)
5/4/2016	BRL	15,331	USD	4,290	—
5/4/2016	BRL	20,118	USD	5,632	2
5/4/2016	BRL	20,118	USD	5,630	—
5/4/2016	BRL	20,118	USD	5,628	(2)
5/4/2016	CAD	76,890	USD	59,445	(4)
5/4/2016	CAD	76,887	USD	59,445	(1)
5/4/2016	CAD	58,587	USD	45,294	(3)
5/4/2016	CAD	76,889	USD	59,445	(2)
5/4/2016	CAD	76,890	USD	59,445	(3)
5/4/2016	CLP	1,132,115	USD	1,692	4
5/4/2016	CLP	1,132,115	USD	1,688	—
5/4/2016	CLP	1,132,115	USD	1,683	(5)
5/4/2016	CLP	1,132,115	USD	1,688	—
5/4/2016	CLP	862,564	USD	1,286	—
5/4/2016	GBP	95,085	USD	136,671	(7)
5/4/2016	GBP	72,448	USD	104,133	(6)
5/4/2016	GBP	95,081	USD	136,671	(1)
5/4/2016	GBP	95,085	USD	136,671	(7)
5/4/2016	GBP	95,085	USD	136,671	(7)
5/4/2016	HKD	405,114	USD	52,238	(3)
5/4/2016	HKD	308,705	USD	39,804	(5)
5/4/2016	HKD	405,096	USD	52,238	(1)
5/4/2016	HKD	405,127	USD	52,238	(5)
5/4/2016	HKD	405,157	USD	52,238	(9)
5/4/2016	IDR	183,934,366	USD	13,793	(13)
5/4/2016	INR	4,381,481	USD	65,719	(60)
5/4/2016	KRW	38,578,666	USD	33,704	(12)
5/4/2016	KRW	38,578,666	USD	33,708	(7)
5/4/2016	KRW	38,578,666	USD	33,710	(5)
5/4/2016	KRW	38,578,668	USD	33,701	(15)
5/4/2016	MXN	131,309	USD	7,640	(1)
5/4/2016	MXN	100,071	USD	5,822	(1)
5/4/2016	MXN	131,300	USD	7,640	—
5/4/2016	MXN	131,307	USD	7,640	—
5/4/2016	MXN	131,321	USD	7,640	(1)
5/4/2016	PLN	3,869	USD	1,039	—
5/4/2016	PLN	3,870	USD	1,039	—
5/4/2016	PLN	2,950	USD	792	—
5/4/2016	PLN	3,869	USD	1,039	—
5/4/2016	PLN	3,869	USD	1,039	—
5/5/2016	MYR	46,304	USD	11,812	(5)
5/5/2016	SGD	10,330	USD	7,669	(2)
5/5/2016	SGD	10,329	USD	7,669	(1)
5/5/2016	SGD	7,874	USD	5,846	(1)
5/5/2016	SGD	10,330	USD	7,669	(2)
5/5/2016	SGD	10,330	USD	7,669	(2)
5/5/2016	TWD	1,811,935	USD	56,333	(25)
5/5/2016	TWD	1,811,934	USD	56,332	(25)
5/9/2016	JPY	19,016,991	USD	169,355	(16)
5/9/2016	JPY	19,017,211	USD	169,355	(18)
5/9/2016	JPY	14,488,612	USD	129,033	(7)
5/9/2016	JPY	19,017,448	USD	169,355	(20)
5/9/2016	JPY	19,018,024	USD	169,355	(25)
5/9/2016	THB	405,772	USD	11,518	7
5/9/2016	ZAR	154,378	USD	10,423	(1)
5/9/2016	ZAR	154,360	USD	10,423	—
5/9/2016	ZAR	154,368	USD	10,423	—
5/9/2016	ZAR	117,643	USD	7,942	(1)
5/9/2016	ZAR	154,479	USD	10,423	(8)
					$(148,325)

CURRENCY LEGEND
AUD	– Australian dollar
BRL	– Brazilian real
CAD	– Canadian dollar
CHF	– Swiss franc
CLP	– Chilean peso
CZK	– Czech koruna
DKK	– Danish krone
EUR	– Euro
GBP	– British pound
HKD	– Hong Kong dollar
HUF	– Hungary forint
IDR	– Indonesian rupiah
ILS	– Israeli New shekel
INR	– Indian rupee
JPY	– Japanese yen
KRW	– South Korean won
MXN	– Mexican peso
MYR	– Malaysian ringgit
NOK	– Norwegian krone
NZD	– New Zealand dollar
PHP	– Philippine peso
PLN	– Polish zloty
SEK	– Swedish krona
SGD	– Singapore dollar
THB	– Thai baht
TRY	– Turkish New lira
TWD	– New Taiwan dollar
USD	– U.S. dollar
ZAR	– South African rand

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	67

Schedule of Investments

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 100.5%
Australia – 13.4%
Abacus Property Group	1,665	$3,817
BWP Trust	2,288	6,019
Charter Hall Group	1,484	5,297
Charter Hall Retail REIT	1,770	6,250
Cromwell Property Group	9,260	7,408
Dexus Property Group	3,711	22,666
Goodman Group	4,805	24,654
GPT Group (The)	5,969	22,958
Growthpoint Properties Australia Ltd.	2,263	5,466
Investa Office Fund	2,238	7,214
LendLease Group	1,775	18,938
Mirvac Group	14,550	21,658
Scentre Group	20,392	69,648
Stockland	10,561	34,690
Vicinity Centres	11,804	28,966
Westfield Corp.	5,288	40,637

Total Australia		326,286
Austria – 0.2%
CA Immobilien Anlagen AG*	197	3,878
Belgium – 1.0%
Befimmo S.A.	89	5,726
Cofinimmo S.A.	108	13,274
Warehouses De Pauw	63	5,998

Total Belgium		24,998
Brazil – 0.4%
BR Malls Participacoes S.A.	1,296	5,394
Multiplan Empreendimentos Imobiliarios S.A.	299	4,530

Total Brazil		9,924
Canada – 7.1%
Allied Properties Real Estate Investment Trust	232	6,272
Artis Real Estate Investment Trust	718	7,122
Boardwalk Real Estate Investment Trust	133	5,325
Brookfield Asset Management, Inc. Class A	991	34,608
Canadian Apartment Properties REIT	354	7,904
Canadian Real Estate Investment Trust	243	8,467
Cominar Real Estate Investment Trust	1,008	13,404
Dream Office Real Estate Investment Trust	835	13,395
First Capital Realty, Inc.	697	11,112
Granite Real Estate Investment Trust	211	6,103
H&R Real Estate Investment Trust	1,290	20,934
RioCan Real Estate Investment Trust	1,275	26,221
Smart Real Estate Investment Trust	485	12,723

Total Canada		173,590
Chile – 0.1%
Parque Arauco S.A.	1,682	3,092
China – 15.8%
China Jinmao Holdings Group Ltd.	44,000	12,253
China Overseas Land & Investment Ltd.	16,000	50,641
China Resources Land Ltd.	12,200	31,300
China South City Holdings Ltd.	40,000	$8,251
China Vanke Co., Ltd. Class H	3,500	8,583
CIFI Holdings Group Co., Ltd.	44,000	10,551
Country Garden Holdings Co., Ltd.	130,000	51,621
Dalian Wanda Commercial Properties Co., Ltd. Class H(a)	1,000	5,924
Evergrande Real Estate Group Ltd.(b)	124,000	95,759
Guorui Properties Ltd.	6,000	2,096
KWG Property Holding Ltd.	15,500	10,191
Logan Property Holdings Co., Ltd.	12,000	4,471
Longfor Properties Co., Ltd.	15,000	21,388
Poly Property Group Co., Ltd.	10,000	2,733
Shenzhen Investment Ltd.	26,000	10,324
Shimao Property Holdings Ltd.	17,500	25,901
Shui On Land Ltd.	20,500	5,524
Sino-Ocean Land Holdings Ltd.	28,500	13,485
Sunac China Holdings Ltd.	12,000	8,076
Yuexiu Property Co., Ltd.	38,000	5,487

Total China		384,559
Finland – 0.5%
Citycon Oyj	2,691	6,802
Sponda Oyj	1,208	5,093

Total Finland		11,895
France – 8.8%
Fonciere Des Regions	255	24,133
Gecina S.A.	198	27,301
ICADE	311	23,858
Klepierre	704	33,775
Mercialys S.A.	397	9,227
Nexity S.A.	231	12,055
Unibail-Rodamco SE	306	84,316

Total France		214,665
Germany – 2.8%
alstria office REIT-AG*	275	3,973
Deutsche Euroshop AG	118	5,551
Deutsche Wohnen AG Bearer Shares	474	14,762
LEG Immobilien AG*	124	11,707
TAG Immobilien AG(b)	440	5,962
Vonovia SE	734	26,452

Total Germany		68,407
Hong Kong – 18.5%
Champion REIT	22,000	11,203
Fortune Real Estate Investment Trust	8,000	8,571
Hang Lung Group Ltd.	3,000	8,606
Hang Lung Properties Ltd.	14,000	26,749
Henderson Land Development Co., Ltd.	6,000	36,859
Hui Xian REIT	19,000	9,121
Hysan Development Co., Ltd.	3,000	12,783
Joy City Property Ltd.	12,000	1,826
Link REIT	7,000	41,513
New World Development Co., Ltd.	35,000	33,346
Sino Land Co., Ltd.	18,000	28,497

See Notes to Financial Statements.

68	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2016

Investments	Shares	Value
Sun Hung Kai Properties Ltd.	7,000	$85,599
Swire Pacific Ltd. Class A	3,000	32,295
Swire Properties Ltd.	12,800	34,572
Wharf Holdings Ltd. (The)	9,000	49,197
Wheelock & Co., Ltd.	5,000	22,336
Yuexiu Real Estate Investment Trust	16,000	8,890

Total Hong Kong		451,963
Indonesia – 0.3%
Bumi Serpong Damai Tbk PT	14,200	1,965
Lippo Karawaci Tbk PT	45,800	3,610
Summarecon Agung Tbk PT	18,500	2,211

Total Indonesia		7,786
Ireland – 0.1%
Green REIT PLC	839	1,349
Israel – 0.7%
Azrieli Group Ltd.	180	7,062
Gazit-Globe Ltd.	690	6,293
Melisron Ltd.	120	4,319

Total Israel		17,674
Italy – 0.2%
Beni Stabili SpA SIIQ	5,114	3,843
Japan – 4.7%
Aeon Mall Co., Ltd.	100	1,483
Daito Trust Construction Co., Ltd.	200	28,435
Daiwa House Industry Co., Ltd.	1,000	28,169
Hulic Co., Ltd.	400	3,829
Mitsubishi Estate Co., Ltd.	1,000	18,600
Mitsui Fudosan Co., Ltd.	1,000	24,983
Nomura Real Estate Holdings, Inc.	200	3,701
NTT Urban Development Corp.	300	2,939
Tokyu Fudosan Holdings Corp.	200	1,360

Total Japan		113,499
Malaysia – 1.2%
IGB Real Estate Investment Trust	6,500	2,549
IOI Properties Group Bhd	6,900	4,085
KLCCP Stapled Group	4,400	8,075
SP Setia Bhd Group	4,200	3,370
Sunway Bhd	4,900	3,944
Sunway Real Estate Investment Trust	11,900	4,880
UEM Sunrise Bhd	9,300	2,717

Total Malaysia		29,620
Mexico – 1.7%
Concentradora Fibra Danhos S.A. de C.V.	1,693	3,553
Fibra Uno Administracion S.A. de C.V.	11,262	26,391
Macquarie Mexico Real Estate Management S.A. de C.V.*	3,591	4,880
PLA Administradora Industrial S de RL de C.V.*	2,891	5,403

Total Mexico		40,227
Netherlands – 0.6%
Eurocommercial Properties N.V. CVA	140	6,562
Wereldhave N.V.	131	7,337

Total Netherlands		13,899
New Zealand – 0.2%
Kiwi Property Group Ltd.	4,308	$4,322
Norway – 0.2%
Entra ASA(a)	529	4,989
Philippines – 0.9%
Ayala Land, Inc.	11,900	9,110
Robinsons Land Corp.	3,700	2,242
SM Prime Holdings, Inc.	20,500	9,773

Total Philippines		21,125
Singapore – 7.9%
Ascendas Real Estate Investment Trust	11,116	19,729
Ascott Residence Trust	7,800	6,198
CapitaLand Commercial Trust Ltd.	14,000	15,283
CapitaLand Ltd.	9,300	21,202
CapitaLand Mall Trust	14,400	22,350
City Developments Ltd.	1,400	8,494
Frasers Centrepoint Trust	3,900	5,792
Global Logistic Properties Ltd.	8,100	11,579
Keppel REIT	11,900	8,793
Mapletree Commercial Trust	9,500	9,947
Mapletree Greater China Commercial Trust	13,800	9,787
Mapletree Industrial Trust	9,800	11,608
Mapletree Logistics Trust	13,400	10,050
SPH REIT	7,100	5,088
Starhill Global REIT	10,800	6,256
Suntec Real Estate Investment Trust	11,500	14,305
UOL Group Ltd.	1,400	6,238

Total Singapore		192,699
South Africa – 2.3%
Fortress Income Fund Ltd.	3,197	7,782
Fortress Income Fund Ltd. Class A	4,047	4,323
Growthpoint Properties Ltd.	9,817	16,399
Hyprop Investments Ltd.	816	6,528
Redefine Properties Ltd.	17,121	13,945
Resilient REIT Ltd.	871	8,027

Total South Africa		57,004
Sweden – 1.5%
Atrium Ljungberg AB Class B	220	3,813
Castellum AB	423	6,736
Fabege AB	334	5,649
Hemfosa Fastigheter AB	246	2,708
Hufvudstaden AB Class A	464	7,366
Kungsleden AB	297	2,107
Wallenstam AB Class B	502	4,347
Wihlborgs Fastigheter AB	171	3,637

Total Sweden		36,363
Switzerland – 1.3%
PSP Swiss Property AG Registered Shares	134	12,943
Swiss Prime Site AG Registered Shares*	220	19,481

Total Switzerland		32,424

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	69

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2016

Investments	Shares	Value
Taiwan – 0.8%
Highwealth Construction Corp.	6,000	$8,762
Ruentex Development Co., Ltd.	8,000	10,129

Total Taiwan		18,891
Thailand – 1.2%
Central Pattana PCL NVDR	5,100	7,466
Land & Houses PCL NVDR	64,100	16,307
Pruksa Real Estate PCL NVDR	8,700	6,677

Total Thailand		30,450
Turkey – 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,506	9,689
United Kingdom – 5.7%
Big Yellow Group PLC	374	4,163
British Land Co. PLC (The)	2,553	25,704
Capital & Counties Properties PLC	288	1,365
Countrywide PLC	556	3,082
Derwent London PLC	96	4,349
Foxtons Group PLC	829	1,939
Great Portland Estates PLC	422	4,416
Hammerson PLC	2,191	18,218
Hansteen Holdings PLC(b)	2,228	3,407
Intu Properties PLC	3,842	17,284
Land Securities Group PLC	1,545	24,449
Londonmetric Property PLC	2,041	4,653
Savills PLC	298	3,255
Segro PLC	2,002	11,806
Shaftesbury PLC	417	5,460
Unite Group PLC (The)	403	3,687
Workspace Group PLC	187	2,105

Total United Kingdom		139,342
TOTAL COMMON STOCKS (Cost: $2,466,941)		2,448,452
EXCHANGE-TRADED NOTE – 0.0%
United States – 0.0%
iPath MSCI India Index ETN*
(Cost: $509)	8	502
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $9,894)(d)	9,894	9,894
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $2,477,344)		2,458,848
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.9)%		(21,946)

NET ASSETS – 100.0%		$2,436,902
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $89,965 and the total market value of the collateral held by the Fund was $96,637. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $86,743.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	AUD	89,310	USD	63,698	$(5,004)
4/4/2016	AUD	89,315	USD	63,698	(5,008)
4/4/2016	AUD	89,314	USD	63,698	(5,007)
4/4/2016	AUD	89,319	USD	63,698	(5,011)
4/4/2016	AUD	68,053	USD	48,536	(3,814)
4/4/2016	CHF	6,407	USD	6,443	(247)
4/4/2016	CHF	6,407	USD	6,443	(248)
4/4/2016	CHF	6,407	USD	6,443	(248)
4/4/2016	CHF	6,407	USD	6,443	(247)
4/4/2016	CHF	4,885	USD	4,912	(189)
4/4/2016	EUR	60,206	USD	65,482	(3,126)
4/4/2016	EUR	60,208	USD	65,482	(3,128)
4/4/2016	EUR	60,207	USD	65,482	(3,127)
4/4/2016	EUR	60,207	USD	65,482	(3,127)
4/4/2016	EUR	45,873	USD	49,893	(2,382)
4/4/2016	GBP	19,554	USD	27,252	(853)
4/4/2016	GBP	19,554	USD	27,252	(852)
4/4/2016	GBP	19,552	USD	27,252	(851)
4/4/2016	GBP	19,554	USD	27,252	(852)
4/4/2016	GBP	14,897	USD	20,764	(648)
4/4/2016	ILS	12,923	USD	3,314	(124)
4/4/2016	ILS	12,924	USD	3,314	(124)
4/4/2016	ILS	12,924	USD	3,314	(124)
4/4/2016	ILS	12,922	USD	3,314	(123)
4/4/2016	ILS	9,860	USD	2,529	(94)
4/4/2016	NOK	8,615	USD	988	(54)
4/4/2016	NOK	8,615	USD	988	(54)
4/4/2016	NOK	8,615	USD	988	(54)
4/4/2016	NOK	8,615	USD	988	(54)
4/4/2016	NOK	6,583	USD	755	(41)
4/4/2016	NZD	1,299	USD	855	(47)
4/4/2016	NZD	1,299	USD	855	(47)
4/4/2016	NZD	1,299	USD	855	(47)
4/4/2016	NZD	1,299	USD	855	(47)
4/4/2016	NZD	991	USD	652	(36)
4/4/2016	PHP	918,166	USD	19,249	(702)
4/4/2016	SEK	62,462	USD	7,281	(424)
4/4/2016	SEK	62,465	USD	7,281	(424)
4/4/2016	SEK	62,461	USD	7,281	(424)
4/4/2016	SEK	62,457	USD	7,281	(423)
4/4/2016	SEK	47,622	USD	5,551	(323)
4/4/2016	TRY	5,218	USD	1,749	(103)
4/4/2016	TRY	5,220	USD	1,749	(103)
4/4/2016	TRY	5,221	USD	1,749	(104)
4/4/2016	TRY	5,219	USD	1,749	(103)
4/4/2016	TRY	3,982	USD	1,334	(79)
4/4/2016	USD	63,698	AUD	82,807	2
4/4/2016	USD	63,698	AUD	82,807	2

See Notes to Financial Statements.

70	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	USD	63,698	AUD	82,810	$3
4/4/2016	USD	48,536	AUD	63,092	(2)
4/4/2016	USD	63,698	AUD	82,808	2
4/4/2016	USD	6,443	CHF	6,170	—
4/4/2016	USD	4,912	CHF	4,704	—
4/4/2016	USD	6,443	CHF	6,170	—
4/4/2016	USD	6,443	CHF	6,170	—
4/4/2016	USD	6,443	CHF	6,170	—
4/4/2016	USD	65,482	EUR	57,465	2
4/4/2016	USD	65,482	EUR	57,465	2
4/4/2016	USD	65,482	EUR	57,466	3
4/4/2016	USD	49,893	EUR	43,785	2
4/4/2016	USD	65,482	EUR	57,464	1
4/4/2016	USD	27,252	GBP	18,961	1
4/4/2016	USD	27,252	GBP	18,961	1
4/4/2016	USD	27,252	GBP	18,961	1
4/4/2016	USD	20,764	GBP	14,447	1
4/4/2016	USD	27,252	GBP	18,961	1
4/4/2016	USD	3,314	ILS	12,459	—
4/4/2016	USD	3,314	ILS	12,460	—
4/4/2016	USD	3,314	ILS	12,460	—
4/4/2016	USD	2,529	ILS	9,509	—
4/4/2016	USD	3,314	ILS	12,460	—
4/4/2016	USD	988	NOK	8,172	—
4/4/2016	USD	988	NOK	8,173	—
4/4/2016	USD	988	NOK	8,172	—
4/4/2016	USD	755	NOK	6,245	—
4/4/2016	USD	988	NOK	8,172	—
4/4/2016	USD	855	NZD	1,231	—
4/4/2016	USD	855	NZD	1,231	—
4/4/2016	USD	855	NZD	1,231	—
4/4/2016	USD	652	NZD	939	—
4/4/2016	USD	855	NZD	1,231	—
4/4/2016	USD	19,947	PHP	918,166	4
4/4/2016	USD	7,281	SEK	59,025	—
4/4/2016	USD	7,281	SEK	59,026	—
4/4/2016	USD	7,281	SEK	59,027	—
4/4/2016	USD	7,281	SEK	59,031	1
4/4/2016	USD	5,551	SEK	45,005	1
4/4/2016	USD	1,749	TRY	4,929	—
4/4/2016	USD	1,749	TRY	4,929	—
4/4/2016	USD	1,749	TRY	4,929	—
4/4/2016	USD	1,749	TRY	4,929	—
4/4/2016	USD	1,334	TRY	3,760	—
4/5/2016	BRL	6,396	USD	1,593	(211)
4/5/2016	BRL	6,396	USD	1,591	(213)
4/5/2016	BRL	6,396	USD	1,593	(211)
4/5/2016	BRL	6,396	USD	1,593	(212)
4/5/2016	BRL	4,875	USD	1,215	(160)
4/5/2016	CAD	45,114	USD	33,303	(1,576)
4/5/2016	CAD	45,114	USD	33,303	(1,576)
4/5/2016	CAD	45,111	USD	33,303	(1,574)
4/5/2016	CAD	45,111	USD	33,303	(1,574)
4/5/2016	CAD	34,374	USD	25,375	(1,201)
4/5/2016	CLP	370,468	USD	531	(23)
4/5/2016	CLP	370,468	USD	531	(23)
4/5/2016	CLP	370,468	USD	531	(22)
4/5/2016	CLP	370,468	USD	531	(23)
4/5/2016	CLP	282,265	USD	405	(17)
4/5/2016	HKD	1,251,956	USD	161,021	(385)
4/5/2016	HKD	1,251,914	USD	161,021	(380)
4/5/2016	HKD	1,252,000	USD	161,021	(391)
4/5/2016	HKD	1,251,973	USD	161,021	(387)
4/5/2016	HKD	953,971	USD	122,687	(302)
4/5/2016	IDR	101,978,603	USD	7,548	(127)
4/5/2016	JPY	2,649,744	USD	23,502	(74)
4/5/2016	JPY	2,649,690	USD	23,502	(74)
4/5/2016	JPY	2,649,770	USD	23,502	(74)
4/5/2016	JPY	2,649,779	USD	23,502	(75)
4/5/2016	JPY	2,019,076	USD	17,908	(57)
4/5/2016	MXN	138,181	USD	7,618	(444)
4/5/2016	MXN	138,195	USD	7,618	(445)
4/5/2016	MXN	138,190	USD	7,618	(445)
4/5/2016	MXN	138,191	USD	7,618	(445)
4/5/2016	MXN	105,328	USD	5,806	(339)
4/5/2016	MYR	113,652	USD	26,932	(2,046)
4/5/2016	SGD	54,099	USD	38,431	(1,743)
4/5/2016	SGD	54,096	USD	38,431	(1,741)
4/5/2016	SGD	54,095	USD	38,431	(1,741)
4/5/2016	SGD	54,091	USD	38,431	(1,738)
4/5/2016	SGD	41,222	USD	29,283	(1,329)
4/5/2016	THB	1,029,328	USD	28,833	(392)
4/5/2016	USD	1,803	BRL	6,396	1
4/5/2016	USD	1,803	BRL	6,396	1
4/5/2016	USD	1,805	BRL	6,396	(1)
4/5/2016	USD	1,374	BRL	4,875	1
4/5/2016	USD	1,804	BRL	6,396	—
4/5/2016	USD	33,303	CAD	43,076	—
4/5/2016	USD	33,303	CAD	43,077	2
4/5/2016	USD	33,303	CAD	43,077	1
4/5/2016	USD	25,375	CAD	32,822	1
4/5/2016	USD	33,303	CAD	43,076	1
4/5/2016	USD	555	CLP	370,468	(2)
4/5/2016	USD	554	CLP	370,468	—
4/5/2016	USD	554	CLP	370,468	—
4/5/2016	USD	554	CLP	370,468	—
4/5/2016	USD	422	CLP	282,265	(1)
4/5/2016	USD	161,021	HKD	1,248,998	4
4/5/2016	USD	161,021	HKD	1,249,092	16
4/5/2016	USD	161,021	HKD	1,249,030	8
4/5/2016	USD	122,687	HKD	951,723	12
4/5/2016	USD	161,021	HKD	1,249,005	5
4/5/2016	USD	7,676	IDR	101,978,603	—
4/5/2016	USD	23,502	JPY	2,641,335	(1)
4/5/2016	USD	23,502	JPY	2,641,450	—
4/5/2016	USD	17,908	JPY	2,012,744	—
4/5/2016	USD	23,502	JPY	2,641,272	(1)
4/5/2016	USD	23,502	JPY	2,641,584	2
4/5/2016	USD	7,618	MXN	130,573	—
4/5/2016	USD	7,618	MXN	130,564	—
4/5/2016	USD	7,618	MXN	130,584	1
4/5/2016	USD	5,806	MXN	99,523	1
4/5/2016	USD	7,618	MXN	130,575	—
4/5/2016	USD	28,985	MYR	113,652	(8)
4/5/2016	USD	38,431	SGD	51,753	2
4/5/2016	USD	38,431	SGD	51,751	—
4/5/2016	USD	38,431	SGD	51,753	1

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	71

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2016	USD	29,283	SGD	39,437	$3
4/5/2016	USD	38,431	SGD	51,756	4
4/5/2016	USD	29,230	THB	1,029,328	(5)
4/6/2016	CNY	61,381	USD	9,335	(158)
4/6/2016	INR	40,653	USD	588	(25)
4/6/2016	USD	9,493	CNY	61,381	—
4/6/2016	USD	612	INR	40,653	—
4/7/2016	TWD	572,971	USD	17,152	(647)
4/7/2016	USD	8,901	TWD	286,485	(2)
4/7/2016	USD	8,903	TWD	286,486	(3)
4/7/2016	USD	10,285	ZAR	151,365	—
4/7/2016	USD	10,285	ZAR	151,353	(1)
4/7/2016	USD	10,285	ZAR	151,375	1
4/7/2016	USD	7,838	ZAR	115,360	1
4/7/2016	USD	10,285	ZAR	151,351	(1)
4/7/2016	ZAR	163,343	USD	10,285	(814)
4/7/2016	ZAR	163,508	USD	10,285	(825)
4/7/2016	ZAR	163,517	USD	10,285	(826)
4/7/2016	ZAR	163,499	USD	10,285	(825)
4/7/2016	ZAR	124,610	USD	7,838	(629)
5/3/2016	AUD	87,997	USD	67,600	(2)
5/3/2016	AUD	87,999	USD	67,600	(3)
5/3/2016	AUD	88,000	USD	67,600	(4)
5/3/2016	AUD	67,046	USD	51,509	2
5/3/2016	AUD	87,999	USD	67,600	(3)
5/3/2016	CHF	6,460	USD	6,754	—
5/3/2016	CHF	6,460	USD	6,754	—
5/3/2016	CHF	6,460	USD	6,754	—
5/3/2016	CHF	4,926	USD	5,150	—
5/3/2016	CHF	6,460	USD	6,754	—
5/3/2016	EUR	62,971	USD	71,817	(3)
5/3/2016	EUR	62,972	USD	71,817	(4)
5/3/2016	EUR	62,971	USD	71,817	(4)
5/3/2016	EUR	47,981	USD	54,720	(3)
5/3/2016	EUR	62,970	USD	71,817	(2)
5/3/2016	ILS	13,826	USD	3,679	—
5/3/2016	ILS	13,826	USD	3,679	—
5/3/2016	ILS	10,539	USD	2,804	—
5/3/2016	ILS	13,827	USD	3,679	(1)
5/3/2016	ILS	13,826	USD	3,679	—
5/3/2016	NOK	8,836	USD	1,068	—
5/3/2016	NOK	8,835	USD	1,068	—
5/3/2016	NOK	6,767	USD	818	—
5/3/2016	NOK	8,836	USD	1,068	—
5/3/2016	NOK	8,835	USD	1,068	—
5/3/2016	NZD	1,297	USD	899	—
5/3/2016	NZD	1,297	USD	899	—
5/3/2016	NZD	1,297	USD	899	—
5/3/2016	NZD	993	USD	688	—
5/3/2016	NZD	1,297	USD	899	—
5/3/2016	PHP	976,807	USD	21,187	(8)
5/3/2016	SEK	61,713	USD	7,620	—
5/3/2016	SEK	61,714	USD	7,620	—
5/3/2016	SEK	61,717	USD	7,620	(1)
5/3/2016	SEK	47,057	USD	5,810	(1)
5/3/2016	SEK	61,712	USD	7,620	—
5/3/2016	TRY	5,670	USD	1,995	(1)
5/3/2016	TRY	5,669	USD	1,995	—
5/3/2016	TRY	4,325	USD	1,522	—
5/3/2016	TRY	5,670	USD	1,995	(1)
5/3/2016	TRY	5,669	USD	1,995	—
5/4/2016	BRL	7,426	USD	2,077	(1)
5/4/2016	BRL	5,658	USD	1,582	(1)
5/4/2016	BRL	7,426	USD	2,078	—
5/4/2016	BRL	7,426	USD	2,078	—
5/4/2016	BRL	7,426	USD	2,079	1
5/4/2016	CAD	46,768	USD	36,157	(2)
5/4/2016	CAD	46,767	USD	36,157	(2)
5/4/2016	CAD	46,768	USD	36,157	(2)
5/4/2016	CAD	35,634	USD	27,549	(2)
5/4/2016	CAD	46,768	USD	36,157	(2)
5/4/2016	CLP	385,857	USD	577	1
5/4/2016	CLP	385,857	USD	575	—
5/4/2016	CLP	385,857	USD	575	—
5/4/2016	CLP	385,857	USD	575	—
5/4/2016	CLP	293,990	USD	439	1
5/4/2016	GBP	20,354	USD	29,256	(1)
5/4/2016	GBP	20,354	USD	29,256	(2)
5/4/2016	GBP	20,354	USD	29,256	(1)
5/4/2016	GBP	15,511	USD	22,294	(1)
5/4/2016	GBP	20,354	USD	29,256	(1)
5/4/2016	HKD	1,344,395	USD	173,355	(10)
5/4/2016	HKD	1,344,439	USD	173,355	(16)
5/4/2016	HKD	1,024,399	USD	132,080	(20)
5/4/2016	HKD	1,344,478	USD	173,355	(21)
5/4/2016	HKD	1,344,538	USD	173,355	(28)
5/4/2016	IDR	104,444,796	USD	7,832	(7)
5/4/2016	INR	52,249	USD	784	(1)
5/4/2016	MXN	143,563	USD	8,353	(1)
5/4/2016	MXN	143,553	USD	8,353	—
5/4/2016	MXN	109,408	USD	6,365	(1)
5/4/2016	MXN	143,575	USD	8,353	(1)
5/4/2016	MXN	143,576	USD	8,353	(1)
5/5/2016	CNY	58,128	USD	8,971	(7)
5/5/2016	MYR	116,171	USD	29,635	(11)
5/5/2016	SGD	54,654	USD	40,578	(6)
5/5/2016	SGD	54,659	USD	40,578	(9)
5/5/2016	SGD	54,657	USD	40,578	(8)
5/5/2016	SGD	41,646	USD	30,917	(8)
5/5/2016	SGD	54,659	USD	40,578	(10)
5/5/2016	TWD	300,366	USD	9,338	(4)
5/5/2016	TWD	300,367	USD	9,338	(4)
5/9/2016	JPY	2,695,089	USD	24,001	(2)
5/9/2016	JPY	2,694,978	USD	24,001	(1)
5/9/2016	JPY	2,695,120	USD	24,001	(3)
5/9/2016	JPY	2,053,646	USD	18,289	(1)
5/9/2016	JPY	2,695,235	USD	24,001	(4)
5/9/2016	THB	1,071,918	USD	30,427	18
5/9/2016	ZAR	174,210	USD	11,762	(1)
5/9/2016	ZAR	174,190	USD	11,762	—
5/9/2016	ZAR	174,228	USD	11,762	(2)
5/9/2016	ZAR	132,745	USD	8,962	(1)
5/9/2016	ZAR	174,325	USD	11,762	(9)
					$(76,953)

See Notes to Financial Statements.

72	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

March 31, 2016

CURRENCY LEGEND
AUD	– Australian dollar
BRL	– Brazilian real
CAD	– Canadian dollar
CHF	– Swiss franc
CLP	– Chilean peso
CNY	– Chinese yuan
EUR	– Euro
GBP	– British pound
HKD	– Hong Kong dollar
IDR	– Indonesian rupiah
ILS	– Israeli New shekel
INR	– Indian rupee
JPY	– Japanese yen
MXN	– Mexican peso
MYR	– Malaysian ringgit
NOK	– Norwegian krone
NZD	– New Zealand dollar
PHP	– Philippine peso
SEK	– Swedish krona
SGD	– Singapore dollar
THB	– Thai baht
TRY	– Turkish New lira
TWD	– New Taiwan dollar
USD	– U.S. dollar
ZAR	– South African rand

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	73

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 8.9%
BHP Billiton Ltd.	181,853	$2,358,552
Rio Tinto Ltd.	80,862	2,655,449
Telstra Corp., Ltd.	846,663	3,471,404
Wesfarmers Ltd.	114,507	3,651,101
Woodside Petroleum Ltd.	261,106	5,214,214
Woolworths Ltd.	193,000	3,281,081

Total Australia		20,631,801
Belgium – 1.0%
Anheuser-Busch InBev N.V.	18,373	2,287,363
China – 1.7%
CNOOC Ltd.	2,572,000	3,037,371
Lenovo Group Ltd.	1,074,000	836,320

Total China		3,873,691
Denmark – 0.8%
Coloplast A/S Class B	25,131	1,907,326
Finland – 2.4%
Fortum Oyj(a)	276,766	4,197,826
Nokia Oyj	242,228	1,442,262

Total Finland		5,640,088
France – 8.5%
Cap Gemini S.A.	14,103	1,327,150
Electricite de France S.A.(a)	193,715	2,177,459
Engie S.A.	229,696	3,570,273
Orange S.A.	216,019	3,789,703
Sanofi	25,957	2,095,990
TOTAL S.A.(a)	87,318	3,986,101
Vivendi S.A.	130,785	2,754,187

Total France		19,700,863
Germany – 8.6%
BASF SE	29,024	2,192,827
Bayerische Motoren Werke AG	20,905	1,922,460
Daimler AG Registered Shares	24,978	1,917,599
Deutsche Telekom AG Registered Shares	150,541	2,706,187
Evonik Industries AG	62,330	1,872,658
Infineon Technologies AG	98,151	1,398,659
SAP SE	17,577	1,424,124
Siemens AG Registered Shares	26,262	2,787,688
Telefonica Deutschland Holding AG	664,428	3,604,788

Total Germany		19,826,990
Hong Kong – 1.5%
CLP Holdings Ltd.	374,500	3,386,966
Israel – 0.7%
Teva Pharmaceutical Industries Ltd.	28,622	1,543,205
Italy – 5.9%
Atlantia SpA	112,048	3,111,668
Eni SpA	306,786	4,649,655
Snam SpA	915,747	5,744,687

Total Italy		13,506,010
Japan – 7.0%
Canon, Inc.	83,200	$2,483,527
Eisai Co., Ltd.	24,700	1,487,780
Kyocera Corp.	21,800	961,454
Mitsui & Co., Ltd.	218,200	2,514,071
NTT DOCOMO, Inc.	125,900	2,859,199
Sumitomo Corp.	232,500	2,313,726
Takeda Pharmaceutical Co., Ltd.	49,000	2,239,103
Yahoo Japan Corp.(a)	317,900	1,354,812

Total Japan		16,213,672
Norway – 2.4%
Statoil ASA	219,500	3,457,863
Yara International ASA	56,120	2,112,833

Total Norway		5,570,696
Portugal – 1.7%
EDP-Energias de Portugal S.A.	1,098,187	3,912,000
Singapore – 1.3%
Singapore Telecommunications Ltd.	1,056,600	2,997,335
Spain – 7.2%
Abertis Infraestructuras S.A.	203,499	3,350,917
Amadeus IT Holding S.A. Class A	30,950	1,329,292
Ferrovial S.A.	130,988	2,818,916
Gas Natural SDG S.A.	135,656	2,747,008
Repsol S.A.	245,342	2,773,430
Telefonica S.A.	315,467	3,541,701

Total Spain		16,561,264
Sweden – 4.8%
Hennes & Mauritz AB Class B	58,702	1,960,185
Sandvik AB	228,073	2,363,247
Telefonaktiebolaget LM Ericsson Class B	253,484	2,542,126
TeliaSonera AB	812,941	4,228,813

Total Sweden		11,094,371
Switzerland – 9.4%
Givaudan S.A. Registered Shares	1,314	2,587,797
Kuehne + Nagel International AG Registered Shares	30,319	4,327,893
Nestle S.A. Registered Shares	32,832	2,463,300
Novartis AG Registered Shares	21,484	1,563,656
Roche Holding AG Bearer Shares	8,369	2,110,493
SGS S.A. Registered Shares	1,590	3,373,759
Swisscom AG Registered Shares	5,724	3,123,051
Syngenta AG Registered Shares	4,836	2,019,945

Total Switzerland		21,569,894
United Kingdom – 25.3%
AstraZeneca PLC	42,188	2,366,351
BAE Systems PLC	364,549	2,666,988
BHP Billiton PLC	194,792	2,191,641
BP PLC	592,008	2,979,402
British American Tobacco PLC	53,289	3,132,624
Centrica PLC	809,465	2,649,162
Diageo PLC	68,801	1,860,572

See Notes to Financial Statements.

74	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2016

Investments	Shares	Value
GlaxoSmithKline PLC	175,896	$3,569,752
Imperial Brands PLC	61,720	3,426,873
Marks & Spencer Group PLC	248,574	1,451,253
National Grid PLC	237,241	3,366,218
Next PLC	15,191	1,179,037
Pearson PLC	135,488	1,703,948
RELX N.V.	139,335	2,436,468
RELX PLC	101,304	1,884,119
Rio Tinto PLC	73,741	2,072,594
Royal Dutch Shell PLC Class A	137,329	3,323,929
SABMiller PLC	40,154	2,456,280
Sky PLC	129,606	1,907,535
Smith & Nephew PLC	67,972	1,121,552
SSE PLC	141,855	3,042,012
Unilever N.V. CVA	58,130	2,608,944
Unilever PLC	48,414	2,193,681
Vodafone Group PLC	829,596	2,637,541

Total United Kingdom		58,228,476
TOTAL COMMON STOCKS (Cost: $265,719,332)		228,452,011
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $235,837)	5,511	230,746
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
United States – 2.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $5,503,096)(d)	5,503,096	5,503,096
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $271,458,265)		234,185,853
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.6)%		(3,702,817)

NET ASSETS – 100.0%		$230,483,036
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $10,899,170 and the total market value of the collateral held by the Fund was $11,845,410. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,342,314.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	AUD	171,536	USD	131,848	$(106)
4/1/2016	GBP	90,977	USD	131,299	537
					$431

CURRENCY LEGEND
AUD	– Australian dollar
GBP	– British pound
USD	– U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	75

Schedule of Investments

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 8.1%
Adelaide Brighton Ltd.	72,341	$282,137
AGL Energy Ltd.	46,199	653,910
Amcor Ltd.	58,099	641,339
AMP Ltd.	181,967	810,473
ASX Ltd.	12,438	396,399
Aurizon Holdings Ltd.	152,212	463,673
Australia & New Zealand Banking Group Ltd.	210,882	3,805,703
Bank of Queensland Ltd.	51,621	481,278
Bendigo & Adelaide Bank Ltd.	56,408	384,886
BHP Billiton Ltd.	215,862	2,799,633
Boral Ltd.	53,190	252,863
Brambles Ltd.	65,608	611,684
Brickworks Ltd.	30,530	372,006
Cabcharge Australia Ltd.	83,304	207,624
Caltex Australia Ltd.	14,352	375,590
Cardno Ltd.(a)	42,499	36,615
Coca-Cola Amatil Ltd.	61,870	420,726
Cochlear Ltd.	4,561	358,924
Commonwealth Bank of Australia	107,024	6,168,027
Computershare Ltd.	37,770	284,154
Crown Resorts Ltd.	36,017	345,218
CSL Ltd.	10,320	805,297
CSR Ltd.	63,362	160,846
ERM Power Ltd.	74,938	82,434
Flight Centre Travel Group Ltd.(a)	8,212	273,087
Fortescue Metals Group Ltd.(a)	266,791	523,334
GrainCorp Ltd. Class A	45,212	262,236
Incitec Pivot Ltd.	89,332	219,212
Insurance Australia Group Ltd.	260,415	1,117,809
IOOF Holdings Ltd.(a)	50,178	342,377
JB Hi-Fi Ltd.(a)	11,921	216,234
LendLease Group	46,927	500,687
Macquarie Group Ltd.	18,980	964,938
McMillan Shakespeare Ltd.(a)	19,596	188,277
Mineral Resources Ltd.(a)	42,821	197,970
Monadelphous Group Ltd.(a)	26,516	145,230
National Australia Bank Ltd.	203,149	4,100,585
Navitas Ltd.	57,117	223,201
Origin Energy Ltd.	59,880	234,459
Perpetual Ltd.	8,053	269,844
Platinum Asset Management Ltd.	59,765	291,936
Primary Health Care Ltd.	88,324	254,787
QBE Insurance Group Ltd.	47,331	397,226
Ramsay Health Care Ltd.	7,499	353,962
Rio Tinto Ltd.	20,929	687,293
Santos Ltd.	55,515	172,101
Sonic Healthcare Ltd.	29,090	420,249
Southern Cross Media Group Ltd.	231,220	197,431
Star Entertainment Grp Ltd. (The)	52,611	229,875
Suncorp Group Ltd.	110,502	1,012,393
Super Retail Group Ltd.(a)	25,277	166,443
Tabcorp Holdings Ltd.	80,055	263,572
Tatts Group Ltd.	148,654	432,251
Telstra Corp., Ltd.	796,129	3,264,209
Wesfarmers Ltd.	73,859	2,355,024
Westpac Banking Corp.	239,915	5,601,230
Woodside Petroleum Ltd.	97,770	1,952,440
Woolworths Ltd.	94,273	1,602,681

Total Australia		50,636,022
Austria – 0.4%
Andritz AG(a)	4,886	268,676
EVN AG	19,757	227,392
Oesterreichische Post AG	8,341	339,613
OMV AG	20,221	569,735
UNIQA Insurance Group AG	15,965	112,378
Verbund AG(a)	23,562	301,527
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,257	153,817
Voestalpine AG	9,216	308,814

Total Austria		2,281,952
Belgium – 1.9%
Ageas	16,947	673,408
Anheuser-Busch InBev N.V.	57,013	7,097,884
Bekaert S.A.	8,301	337,748
D’ieteren S.A./N.V.	4,402	185,603
Delhaize Group	5,057	528,729
Elia System Operator S.A./N.V.	8,909	443,806
Exmar N.V.	15,017	126,257
Melexis N.V.	867	47,226
Proximus SADP	30,631	1,048,389
Solvay S.A.	4,361	438,069
UCB S.A.	8,172	626,166
Umicore S.A.	7,478	372,818

Total Belgium		11,926,103
China – 2.9%
China Merchants Holdings International Co., Ltd.	97,094	288,533
China Mobile Ltd.	800,981	8,927,269
China Overseas Land & Investment Ltd.	201,175	636,732
China Power International Development Ltd.	508,000	263,282
China Resources Beer Holdings Co., Ltd.	59,812	111,349
China Resources Power Holdings Co., Ltd.	188,000	351,445
China South City Holdings Ltd.(a)	458,000	94,475
China Unicom Hong Kong Ltd.	623,588	823,245
CITIC Ltd.	434,000	660,242
CNOOC Ltd.	2,998,700	3,541,277
Dah Chong Hong Holdings Ltd.	324,000	131,997
Fosun International Ltd.	119,487	170,067
Guangdong Investment Ltd.	158,000	199,829
Lenovo Group Ltd.	359,003	279,554
Poly Property Group Co., Ltd.	451,000	123,266
Shenzhen Investment Ltd.	762,000	302,578
Sino-Ocean Land Holdings Ltd.	647,500	306,364
Sun Art Retail Group Ltd.(a)	378,500	267,898
Yuexiu Property Co., Ltd.	1,660,000	239,694

Total China		17,719,096

See Notes to Financial Statements.

76	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
Denmark – 1.2%
AP Moeller – Maersk A/S Class B	260	$341,606
Carlsberg A/S Class B	3,777	360,487
Chr Hansen Holding A/S	6,780	455,875
Coloplast A/S Class B	7,382	560,259
Danske Bank A/S	27,110	767,114
FLSmidth & Co. A/S(a)	2,105	88,380
Novo Nordisk A/S Class B	51,547	2,800,495
Novozymes A/S Class B	7,557	340,287
Pandora A/S	4,102	538,007
TDC A/S	86,988	426,428
Tryg A/S	29,921	581,675
Vestas Wind Systems A/S	2,090	147,688

Total Denmark		7,408,301
Finland – 1.3%
Elisa Oyj(a)	15,992	622,704
Fortum Oyj(a)	68,696	1,041,941
Kone Oyj Class B	19,817	956,593
Konecranes Oyj(a)	10,705	255,933
Lassila & Tikanoja Oyj	18,228	332,140
Metso Oyj(a)	9,279	221,734
Neste Oyj(a)	20,985	691,577
Nokia Oyj	84,105	500,774
Nokian Renkaat Oyj(a)	7,492	264,834
Orion Oyj Class B	13,039	431,642
Sampo Oyj Class A	26,750	1,272,359
Stora Enso Oyj Class R	42,324	379,332
UPM-Kymmene Oyj(a)	46,258	839,196
Wartsila Oyj Abp	6,779	307,224

Total Finland		8,117,983
France – 10.0%
Accor S.A.	11,382	483,016
Aeroports de Paris	4,088	506,144
Air Liquide S.A.	10,829	1,220,322
Airbus Group SE	18,034	1,199,131
Arkema S.A.	3,693	277,668
AXA S.A.	134,068	3,160,962
BNP Paribas S.A.	46,320	2,334,635
Bourbon S.A.(a)	5,239	78,447
Bouygues S.A.	20,868	852,518
Bureau Veritas S.A.	12,003	267,747
Cap Gemini S.A.	6,002	564,813
Carrefour S.A.	27,507	757,937
Casino Guichard Perrachon S.A.(a)	5,721	328,446
Christian Dior SE	4,254	772,715
Cie de Saint-Gobain	24,631	1,087,084
Cie Generale des Etablissements Michelin	6,781	694,915
CNP Assurances	42,561	664,698
Credit Agricole S.A.	81,780	887,006
Danone S.A.	20,365	1,450,666
Edenred	12,893	250,796
Eiffage S.A.	4,031	310,063
Electricite de France S.A.(a)	134,091	1,507,253
Engie S.A.	195,618	3,040,582
Essilor International S.A.	3,315	410,060
Eutelsat Communications S.A.	11,580	374,634
Imerys S.A.	4,012	280,210
Ipsen S.A.	3,282	188,758
IPSOS	5,181	121,209
Kering	3,595	643,589
Klepierre(a)	13,605	652,701
L’Oreal S.A.	13,083	2,347,381
Legrand S.A.	5,725	321,271
LVMH Moet Hennessy Louis Vuitton SE(a)	14,957	2,565,161
Metropole Television S.A.	17,133	312,871
Natixis S.A.	152,745	753,160
Neopost S.A.	3,966	83,474
Nexity S.A.	6,133	320,055
Orange S.A.	145,455	2,551,772
Pernod Ricard S.A.	6,160	687,924
Publicis Groupe S.A.	6,256	439,932
Rallye S.A.(a)	8,169	142,055
Remy Cointreau S.A.	2,524	191,902
Renault S.A.	9,586	953,860
Rexel S.A.	19,095	273,193
Safran S.A.	10,341	724,486
Sanofi	57,245	4,622,451
Schneider Electric SE	23,576	1,492,140
SCOR SE	16,758	595,814
Societe Generale S.A.	25,450	941,971
Societe Television Francaise 1	18,953	245,784
Sodexo S.A.	5,385	581,370
Suez Environnement Co.	28,121	516,570
Technip S.A.	5,405	300,018
Thales S.A.	8,978	787,778
TOTAL S.A.(a)	170,733	7,794,029
Unibail-Rodamco SE	4,518	1,244,905
Valeo S.A.	2,822	439,923
Veolia Environnement S.A.	23,097	557,199
Vinci S.A.	30,238	2,255,948
Vivendi S.A.	85,923	1,809,443

Total France		62,222,565
Germany – 7.4%
adidas AG	5,647	662,809
Allianz SE Registered Shares	24,390	3,973,100
BASF SE	36,893	2,787,347
Bayer AG Registered Shares	20,505	2,413,758
Bayerische Motoren Werke AG	25,561	2,350,634
Beiersdorf AG	5,722	517,337
Brenntag AG	5,706	326,414
Continental AG	5,333	1,215,445
Daimler AG Registered Shares	44,060	3,382,553
Deutsche Boerse AG	10,384	887,364
Deutsche Post AG Registered Shares	46,613	1,297,138
Deutsche Telekom AG Registered Shares	205,660	3,697,028
E.ON SE	96,754	930,341

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	77

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
Evonik Industries AG	24,825	$745,849
Fielmann AG	7,148	543,305
Fraport AG Frankfurt Airport Services Worldwide	4,110	249,680
Freenet AG	16,466	493,301
Fresenius Medical Care AG & Co. KGaA	5,672	503,121
Fresenius SE & Co. KGaA	9,108	666,437
GEA Group AG	7,830	383,675
Hannover Rueck SE	6,769	789,874
Henkel AG & Co. KGaA	6,199	610,124
Hugo Boss AG	4,597	301,948
Infineon Technologies AG	24,958	355,654
K+S AG Registered Shares	5,418	126,970
Linde AG	4,374	638,252
MAN SE	5,463	592,157
Merck KGaA	8,249	689,125
MTU Aero Engines AG	2,721	261,359
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	9,557	1,946,710
ProSiebenSat.1 Media SE	13,867	714,020
SAP SE	28,913	2,342,590
Siemens AG Registered Shares	37,790	4,011,376
Software AG	5,070	198,487
Suedzucker AG	12,349	218,050
Symrise AG	7,047	473,794
Talanx AG*	15,183	519,227
Telefonica Deutschland Holding AG	224,257	1,216,684
United Internet AG Registered Shares	5,301	266,428
Volkswagen AG	10,402	1,511,927
VTG AG	7,526	230,487
Wacker Chemie AG	1,821	160,490
Wirecard AG(a)	1,712	64,965

Total Germany		46,267,334
Hong Kong – 2.7%
AIA Group Ltd.	166,765	944,920
Bank of East Asia Ltd. (The)(a)	125,458	469,059
BOC Hong Kong Holdings Ltd.	594,444	1,774,162
Cathay Pacific Airways Ltd.	86,000	148,793
CLP Holdings Ltd.	136,000	1,229,980
Dah Sing Banking Group Ltd.(a)	114,400	200,879
Dah Sing Financial Holdings Ltd.	34,800	214,007
Galaxy Entertainment Group Ltd.	37,000	138,812
Hang Lung Properties Ltd.	215,000	410,788
Hang Seng Bank Ltd.	109,000	1,926,617
Henderson Land Development Co., Ltd.	70,894	435,516
Hong Kong & China Gas Co., Ltd.	320,284	598,735
Hong Kong Exchanges and Clearing Ltd.	23,500	565,947
Hysan Development Co., Ltd.	72,000	306,786
MTR Corp., Ltd.	258,500	1,279,744
New World Development Co., Ltd.	401,000	382,050
PCCW Ltd.	569,088	368,311
Power Assets Holdings Ltd.	119,000	1,217,378
Sino Land Co., Ltd.	356,400	564,245
SJM Holdings Ltd.	654,760	467,653
Sun Hung Kai Properties Ltd.	90,000	1,100,554
Swire Pacific Ltd. Class A	18,500	199,154
Swire Pacific Ltd. Class B	190,000	370,371
Swire Properties Ltd.	178,200	481,308
Television Broadcasts Ltd.	58,200	209,343
Wharf Holdings Ltd. (The)	127,000	694,226
Wheelock & Co., Ltd.	67,000	299,302

Total Hong Kong		16,998,640
Ireland – 0.4%
C&C Group PLC	81,348	368,019
CRH PLC	17,092	483,619
DCC PLC	5,754	508,619
Kerry Group PLC Class A	5,307	495,177
Paddy Power Betfair PLC	2,632	367,714

Total Ireland		2,223,148
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	552,115	1,244,627
Delek Automotive Systems Ltd.	46,258	447,138
Gazit-Globe Ltd.	51,396	468,777
Israel Chemicals Ltd.	45,511	197,927
Sella Capital Real Estate Ltd.	188,797	296,792
Teva Pharmaceutical Industries Ltd.	30,162	1,626,237

Total Israel		4,281,498
Italy – 3.2%
Assicurazioni Generali SpA	47,510	705,445
Astaldi SpA(a)	11,310	52,378
ASTM SpA	27,742	320,876
Atlantia SpA	48,098	1,335,722
Banca Generali SpA	19,998	589,089
Banca Mediolanum SpA	59,327	473,919
Banca Popolare di Milano SCARL	94,941	66,483
Danieli & C. Officine Meccaniche SpA RSP	16,530	259,006
Davide Campari-Milano SpA	16,047	160,646
Enel Green Power SpA	164,586	354,477
Enel SpA	419,029	1,861,313
Eni SpA	332,123	5,033,663
ERG SpA	21,817	297,344
Hera SpA	138,319	413,914
Intesa Sanpaolo SpA	480,931	1,333,942
Iren SpA	138,732	248,995
Luxottica Group SpA	15,310	846,156
MARR SpA	13,730	276,935
Parmalat SpA	81,559	226,032
Prysmian SpA	6,111	138,649
Recordati SpA	9,855	247,066
Snam SpA	269,546	1,690,923
Societa Iniziative Autostradali e Servizi SpA	30,389	311,668
Telecom Italia SpA RSP	329,633	289,238
Terna Rete Elettrica Nazionale SpA	156,271	893,065
Tod’s SpA(a)	1,616	115,279
Trevi Finanziaria Industriale SpA(a)	60,816	103,954
UniCredit SpA	135,739	490,340

See Notes to Financial Statements.

78	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
UnipolSai SpA	214,879	$498,056

Total Italy		19,634,573
Japan – 14.4%
Aeon Co., Ltd.	29,200	422,432
Aichi Steel Corp.	39,000	153,023
Aisin Seiki Co., Ltd.	8,000	301,793
Ajinomoto Co., Inc.	14,000	316,322
Amada Holdings Co., Ltd.	19,600	191,475
ANA Holdings, Inc.	91,000	256,738
Aozora Bank Ltd.	147,000	514,000
Asahi Group Holdings Ltd.	13,900	433,714
Asahi Holdings, Inc.	5,500	74,185
Asahi Kasei Corp.	38,000	257,255
Astellas Pharma, Inc.	57,300	762,929
Axell Corp.(a)	25,200	189,457
Azbil Corp.	7,500	192,246
Belluna Co., Ltd.	37,100	188,479
Bridgestone Corp.	20,100	751,995
Brother Industries Ltd.	19,700	226,805
Canon, Inc.	69,900	2,086,521
Central Japan Railway Co.	2,700	478,166
Chugai Pharmaceutical Co., Ltd.	12,600	390,685
Chugoku Electric Power Co., Inc. (The)(a)	17,900	242,075
Dai Nippon Printing Co., Ltd.	31,000	275,813
Dai-ichi Life Insurance Co., Ltd. (The)	29,233	354,375
Daido Steel Co., Ltd.	35,000	121,447
Daihatsu Motor Co., Ltd.(a)	23,800	335,841
Daiichi Sankyo Co., Ltd.	32,900	732,526
Daikin Industries Ltd.	4,900	366,732
Daikyo, Inc.	81,000	129,000
Daito Trust Construction Co., Ltd.	3,800	540,273
Daiwa House Industry Co., Ltd.	20,200	569,004
Daiwa Securities Group, Inc.	80,000	492,762
DeNa Co., Ltd.(a)	5,800	100,060
Denka Co., Ltd.	53,000	218,328
Denso Corp.	23,500	945,896
Dynam Japan Holdings Co., Ltd.	137,200	197,755
Earth Chemical Co., Ltd.	8,200	331,954
East Japan Railway Co.	6,000	518,511
Eisai Co., Ltd.	7,800	469,825
Electric Power Development Co., Ltd.	5,700	178,260
FANUC Corp.	7,300	1,135,642
Fast Retailing Co., Ltd.	1,000	320,477
France Bed Holdings Co., Ltd.	34,300	316,465
Fuji Heavy Industries Ltd.	17,300	611,838
FUJIFILM Holdings Corp.	14,000	554,420
Future Architect, Inc.	23,200	181,026
Gurunavi, Inc.	3,700	87,994
Hitachi Construction Machinery Co., Ltd.(a)	18,100	287,938
Hitachi Ltd.	110,000	515,379
Honda Motor Co., Ltd.	55,600	1,526,595
Hoya Corp.	9,900	377,080
Iida Group Holdings Co., Ltd.	10,400	203,105
Information Services International-Dentsu Ltd.	11,900	239,069
Internet Initiative Japan, Inc.	3,300	67,911
Isuzu Motors Ltd.	24,900	257,430
ITOCHU Corp.	72,400	892,801
Japan Airlines Co., Ltd.	13,800	506,104
Japan Exchange Group, Inc.	13,200	202,472
Japan Tobacco, Inc.	68,644	2,864,365
JFE Holdings, Inc.	21,400	288,646
JGC Corp.(a)	6,000	89,951
JX Holdings, Inc.(a)	107,200	413,749
Kajima Corp.	49,000	307,789
Kao Corp.	10,600	566,144
Kawasaki Heavy Industries Ltd.(a)	50,000	144,579
KDDI Corp.	72,300	1,933,661
Keiyo Co., Ltd.(a)	51,300	232,321
Kikkoman Corp.(a)	7,000	230,437
Kirin Holdings Co., Ltd.	32,400	454,889
Kokuyo Co., Ltd.	29,900	350,356
Komatsu Ltd.	33,700	574,485
Kubota Corp.	38,400	524,949
Kyocera Corp.	11,700	516,010
Kyoei Steel Ltd.	9,000	135,486
KYORIN Holdings, Inc.	6,100	116,361
Kyowa Hakko Kirin Co., Ltd.	17,300	276,443
Lawson, Inc.	5,100	427,439
LIXIL Group Corp.	9,100	185,813
Makita Corp.	6,000	372,614
Marubeni Corp.(a)	100,800	511,197
Marui Group Co., Ltd.(a)	14,500	208,092
Matsui Securities Co., Ltd.(a)	30,400	259,385
Medipal Holdings Corp.	23,400	371,002
Misawa Homes Co., Ltd.(a)	20,700	137,208
Mitsubishi Chemical Holdings Corp.	60,300	315,194
Mitsubishi Corp.	72,400	1,227,763
Mitsubishi Electric Corp.	40,000	419,770
Mitsubishi Estate Co., Ltd.	14,000	260,394
Mitsubishi Gas Chemical Co., Inc.	31,000	167,143
Mitsubishi Heavy Industries Ltd.	62,000	230,635
Mitsubishi Materials Corp.	65,000	183,905
Mitsubishi Motors Corp.	28,300	212,259
Mitsubishi Tanabe Pharma Corp.	21,600	376,095
Mitsubishi UFJ Financial Group, Inc.	398,200	1,847,603
Mitsui & Co., Ltd.	97,800	1,126,838
Mitsui Fudosan Co., Ltd.	9,000	224,850
Mitsui Mining & Smelting Co., Ltd.	82,000	131,323
Mitsui OSK Lines Ltd.	86,000	175,221
Mixi, Inc.	3,500	130,166
Mizuho Financial Group, Inc.	922,200	1,379,259
Monex Group, Inc.	54,600	141,364
MS&AD Insurance Group Holdings, Inc.	19,430	542,128
Murata Manufacturing Co., Ltd.	3,300	398,425
Nexon Co., Ltd.	10,500	179,274
Nidec Corp.	4,000	274,069
Nikon Corp.(a)	18,400	281,906

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	79

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
Nippon Beet Sugar Manufacturing Co., Ltd.	149,000	$253,205
Nippon Electric Glass Co., Ltd.	36,000	184,492
Nippon Express Co., Ltd.	39,000	177,659
Nippon Steel & Sumitomo Metal Corp.	26,100	502,053
Nippon Telegraph & Telephone Corp.	62,800	2,708,790
Nishi-Nippon City Bank Ltd. (The)	102,000	180,595
Nissan Chemical Industries Ltd.	9,900	255,438
Nissan Motor Co., Ltd.	156,300	1,448,342
Nissin Foods Holdings Co., Ltd.	4,900	230,624
Nitto Denko Corp.(a)	3,600	200,411
Nomura Holdings, Inc.	133,100	595,542
Nomura Real Estate Holdings, Inc.	8,900	164,705
NSK Ltd.	16,100	147,542
NTT Data Corp.	4,600	231,238
NTT DOCOMO, Inc.	165,855	3,766,581
NTT Urban Development Corp.	19,600	191,998
Oji Holdings Corp.	44,000	176,947
Okuwa Co., Ltd.	23,000	205,659
Ono Pharmaceutical Co., Ltd.	11,000	466,346
Oracle Corp.	7,100	399,235
Oriental Land Co., Ltd.(a)	3,000	212,732
Osaka Gas Co., Ltd.	63,000	242,370
Panasonic Corp.	32,700	300,685
Park24 Co., Ltd.	9,700	271,854
Rengo Co., Ltd.	36,000	181,930
Resona Holdings, Inc.	113,600	405,906
Ricoh Co., Ltd.(a)	30,000	305,885
Saibu Gas Co., Ltd.	73,000	168,869
Sanrio Co., Ltd.(a)	5,300	103,788
Sanyo Special Steel Co., Ltd.	38,000	173,780
Secom Co., Ltd.	5,200	387,056
Sega Sammy Holdings, Inc.	15,800	172,486
Seiko Epson Corp.	22,200	359,087
Sekisui Chemical Co., Ltd.	15,100	186,206
Sekisui House Ltd.	30,000	507,007
Seven & I Holdings Co., Ltd.	19,300	822,862
Shin-Etsu Chemical Co., Ltd.	6,600	341,994
Shionogi & Co., Ltd.	7,000	329,899
Ship Healthcare Holdings, Inc.	2,400	60,536
Showa Denko K.K.	182,000	187,838
Showa Shell Sekiyu K.K.	33,300	299,239
SMC Corp.	1,000	232,573
SoftBank Group Corp.	7,800	372,390
Sojitz Corp.	127,500	262,045
Sompo Japan Nipponkoa Holdings, Inc.	12,700	360,226
St. Marc Holdings Co., Ltd.	5,600	154,704
Sumitomo Chemical Co., Ltd.	38,000	172,089
Sumitomo Corp.	64,000	636,897
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,200	117,614
Sumitomo Electric Industries Ltd.	29,800	362,972
Sumitomo Forestry Co., Ltd.	17,500	201,321
Sumitomo Heavy Industries Ltd.	22,000	91,018
Sumitomo Metal Mining Co., Ltd.	24,000	238,623
Sumitomo Mitsui Financial Group, Inc.(a)	52,300	1,587,683
Sumitomo Mitsui Trust Holdings, Inc.	105,070	308,119
Sumitomo Realty & Development Co., Ltd.	5,000	146,537
Sumitomo Rubber Industries Ltd.	18,500	286,236
Suntory Beverage & Food Ltd.	9,200	415,001
Suruga Bank Ltd.	9,300	163,667
Suzuken Co., Ltd.	4,000	136,127
Suzuki Motor Corp.	4,700	125,910
Systena Corp.	23,800	405,296
T&D Holdings, Inc.	24,200	225,970
Taiheiyo Cement Corp.	20,000	46,087
Taisei Corp.	54,000	357,454
Taiyo Holdings Co., Ltd.	4,800	162,712
Taiyo Nippon Sanso Corp.(a)	10,000	95,022
Takashimaya Co., Ltd.	7,000	58,606
Takeda Pharmaceutical Co., Ltd.	32,700	1,494,259
Takuma Co., Ltd.	16,000	143,352
Teijin Ltd.	39,000	136,020
Terumo Corp.	9,000	323,102
Toagosei Co., Ltd.	23,300	194,244
Tobu Railway Co., Ltd.	34,000	169,705
Toda Corp.	29,000	140,362
Toho Co., Ltd.	4,000	105,378
Toho Zinc Co., Ltd.(a)	47,000	119,178
Tokai Rika Co., Ltd.	9,100	171,483
Tokio Marine Holdings, Inc.	19,600	662,663
Tokyo Electron Ltd.	5,000	326,349
Tokyo Gas Co., Ltd.	49,000	228,749
Tokyo Tatemono Co., Ltd.	8,800	109,770
Tokyu Corp.	20,000	167,801
TonenGeneral Sekiyu K.K.	26,000	235,491
TOTO Ltd.(a)	4,000	124,917
Toyo Seikan Group Holdings Ltd.(a)	13,200	247,570
Toyo Suisan Kaisha Ltd.	5,900	212,073
Toyobo Co., Ltd.	73,000	109,765
Toyoda Gosei Co., Ltd.	6,000	115,948
Toyota Motor Corp.	111,300	5,894,013
Toyota Tsusho Corp.	20,000	452,511
Trend Micro, Inc.	9,100	333,574
TS Tech Co., Ltd.	5,000	117,176
UACJ Corp.(a)	47,000	95,342
Ube Industries Ltd.	145,000	256,728
Unicharm Corp.	7,600	165,598
Union Tool Co.	5,500	144,748
United Arrows Ltd.	1,500	62,125
Ushio, Inc.	8,100	107,813
USS Co., Ltd.	15,560	248,916
Wacoal Holdings Corp.	16,000	191,183
West Japan Railway Co.	8,820	545,311
Xebio Holdings Co., Ltd.	6,600	105,464
Yahoo Japan Corp.(a)	130,110	554,497
Yakult Honsha Co., Ltd.(a)	4,000	177,410
Yamada Denki Co., Ltd.(a)	24,400	115,493
Yamagata Bank Ltd. (The)(a)	58,000	220,348
Yamaha Corp.	6,900	208,114

See Notes to Financial Statements.

80	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
Yamanashi Chuo Bank Ltd. (The)	44,000	$161,680
Yamato Kogyo Co., Ltd.	8,000	173,887
Yamazen Corp.	31,700	241,145
Yokogawa Electric Corp.	8,200	84,849
Yokohama Reito Co., Ltd.	28,000	265,563
Yokohama Rubber Co., Ltd. (The)	10,000	164,687
Yuasa Trading Co., Ltd.	10,200	240,037
Yusen Logistics Co., Ltd.	17,400	202,648
Zeon Corp.	12,000	77,726

Total Japan		89,690,433
Netherlands – 1.2%
Aegon N.V.	90,065	496,131
Akzo Nobel N.V.	8,288	565,731
ASML Holding N.V.	4,847	493,129
Boskalis Westminster	7,453	293,393
Heineken N.V.	13,195	1,197,647
ING Groep N.V. CVA	38,495	466,306
Koninklijke Ahold N.V.	40,377	909,650
Koninklijke DSM N.V.	6,721	370,194
Koninklijke KPN N.V.	93,561	392,672
Koninklijke Philips N.V.	42,365	1,208,616
Randstad Holding N.V.	8,010	444,615
Wessanen	12,726	138,000
Wolters Kluwer N.V.	19,759	789,875

Total Netherlands		7,765,959
New Zealand – 0.6%
Auckland International Airport Ltd.	130,265	581,548
Contact Energy Ltd.	71,560	248,420
Fisher & Paykel Healthcare Corp., Ltd.	61,871	420,979
Fletcher Building Ltd.	64,419	352,889
Mighty River Power Ltd.	217,572	441,096
SKY Network Television Ltd.	73,109	252,783
Spark New Zealand Ltd.	228,202	578,308
Trade Me Group Ltd.	74,104	226,896
TrustPower Ltd.(a)	31,344	166,698
Vector Ltd.	185,555	422,565

Total New Zealand		3,692,182
Norway – 1.4%
Aker ASA Class A	11,858	221,498
Atea ASA*	28,192	269,266
DNB ASA	45,527	538,591
Gjensidige Forsikring ASA	48,924	834,599
Marine Harvest ASA*	48,935	754,325
Norsk Hydro ASA	91,763	377,980
Orkla ASA	62,457	565,955
SpareBank 1 SMN	26,903	171,574
Statoil ASA	212,380	3,345,699
Telenor ASA	54,103	875,852
Tomra Systems ASA	19,564	204,007
Yara International ASA	16,129	607,232

Total Norway		8,766,578
Portugal – 0.4%
EDP-Energias de Portugal S.A.	300,169	1,069,273
Galp Energia, SGPS, S.A.	36,627	461,208
Jeronimo Martins, SGPS, S.A.	24,924	408,423
Portucel S.A.	60,675	221,255
Sonae, SGPS, S.A.(a)	260,443	314,298

Total Portugal		2,474,457
Singapore – 2.2%
Asian Pay Television Trust	779,500	324,165
CapitaLand Ltd.	157,000	357,931
ComfortDelGro Corp., Ltd.	269,300	583,957
DBS Group Holdings Ltd.	86,500	987,947
Dyna-Mac Holdings Ltd.	298,000	31,867
Hutchison Port Holdings Trust	994,836	497,418
Jardine Cycle & Carriage Ltd.	18,355	545,634
Keppel Corp., Ltd.(a)	139,400	603,521
Keppel Infrastructure Trust	818,960	301,044
Lian Beng Group Ltd.	485,900	173,201
Oversea-Chinese Banking Corp., Ltd.	187,595	1,231,501
Pacific Radiance Ltd.	315,800	79,736
SATS Ltd.	85,500	250,798
Sembcorp Industries Ltd.	97,000	217,540
Sembcorp Marine Ltd.(a)	174,300	213,571
Singapore Airlines Ltd.	57,200	485,091
Singapore Post Ltd.(a)	509,500	618,619
Singapore Press Holdings Ltd.(a)	151,000	448,537
Singapore Technologies Engineering Ltd.	159,000	381,383
Singapore Telecommunications Ltd.	912,700	2,589,124
SMRT Corp., Ltd.(a)	152,000	170,444
StarHub Ltd.	121,200	301,515
Super Group Ltd.	165,000	121,306
United Overseas Bank Ltd.	55,000	770,719
Wee Hur Holdings Ltd.	141,600	28,391
Wilmar International Ltd.	233,500	582,623
Wing Tai Holdings Ltd.	214,000	279,697
Yanlord Land Group Ltd.	302,500	274,061

Total Singapore		13,451,341
Spain – 4.2%
Abengoa S.A. Class B(a)	39,826	11,845
Abertis Infraestructuras S.A.(a)	49,035	807,435
ACS Actividades de Construccion y Servicios S.A.	24,860	741,942
Amadeus IT Holding S.A. Class A	15,246	654,810
Banco Bilbao Vizcaya Argentaria S.A.	275,982	1,837,282
Banco Santander S.A.	1,398,024	6,171,743
Bolsas y Mercados Espanoles SHMSF S.A.(a)	11,547	373,040
CaixaBank S.A.	314,468	930,641
Cie Automotive S.A.	5,648	102,013
Duro Felguera S.A.(a)	34,560	60,256
Enagas S.A.	16,720	503,293
Endesa S.A.	42,505	817,125
Ferrovial S.A.	49,938	1,074,686
Gas Natural SDG S.A.	60,560	1,226,329
Iberdrola S.A.	285,517	1,906,941

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	81

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
Industria de Diseno Textil S.A.	73,834	$2,487,527
Mapfre S.A.	176,627	382,222
Obrascon Huarte Lain S.A.(a)	13,337	85,247
Red Electrica Corp. S.A.	6,431	559,161
Repsol S.A.	99,193	1,121,311
Tecnicas Reunidas S.A.(a)	4,337	122,197
Telefonica S.A.	378,303	4,247,152

Total Spain		26,224,198
Sweden – 3.7%
Alfa Laval AB	19,097	313,073
Assa Abloy AB Class B	16,462	325,313
Atlas Copco AB Class A	20,970	528,473
Atlas Copco AB Class B	22,695	535,831
Axfood AB	22,758	421,096
BillerudKorsnas AB	18,628	304,925
Boliden AB	13,629	218,388
Electrolux AB Series B(a)	15,843	417,440
Elekta AB Class B(a)	15,743	117,781
Fabege AB	28,867	488,197
Gunnebo AB	34,241	182,890
Hennes & Mauritz AB Class B	69,654	2,325,896
Hexagon AB Class B	13,554	528,336
Husqvarna AB Class B	37,259	272,777
ICA Gruppen AB	7,916	262,281
Indutrade AB	2,373	145,834
Investment AB Latour Class B	11,196	464,733
Mekonomen AB	8,747	216,876
NCC AB Class B	12,514	456,461
Nordea Bank AB	231,184	2,224,376
Peab AB	83,736	741,123
Sandvik AB(a)	38,809	402,131
Securitas AB Class B	25,990	431,206
Skandinaviska Enskilda Banken AB Class A	107,427	1,027,664
Skanska AB Class B(a)	34,126	780,040
SKF AB Class B(a)	20,980	379,398
Svenska Cellulosa AB SCA Class B	18,638	583,278
Svenska Handelsbanken AB Class A	70,394	896,999
Swedbank AB Class A	79,694	1,719,378
Swedish Match AB	10,535	358,154
Telefonaktiebolaget LM Ericsson Class B	152,720	1,531,589
TeliaSonera AB	337,704	1,756,692
Trelleborg AB Class B	25,916	513,416
Volvo AB Class A	57,342	632,363
Volvo AB Class B	36,431	400,410

Total Sweden		22,904,818
Switzerland – 8.4%
ABB Ltd. Registered Shares*	109,040	2,133,775
Actelion Ltd. Registered Shares*	2,403	360,582
Adecco S.A. Registered Shares*	9,018	589,963
Baloise Holding AG Registered Shares	4,521	576,898
BKW AG(a)	7,758	327,284
Cie Financiere Richemont S.A. Registered Shares	11,706	776,814
Clariant AG Registered Shares*	23,370	424,621
Coca-Cola HBC AG*	12,426	264,326
Credit Suisse Group AG Registered Shares*	43,997	625,280
EFG International AG*	19,950	114,577
EMS-Chemie Holding AG Registered Shares	830	432,052
Geberit AG Registered Shares	2,075	778,518
Givaudan S.A. Registered Shares	440	866,538
Implenia AG Registered Shares	2,769	174,355
Julius Baer Group Ltd.*	10,481	452,008
Kuehne + Nagel International AG Registered Shares	8,520	1,216,190
LafargeHolcim Ltd. Registered Shares*	12,571	593,731
Logitech International S.A. Registered Shares	19,570	312,662
Nestle S.A. Registered Shares	127,576	9,571,697
Novartis AG Registered Shares	102,525	7,462,008
Panalpina Welttransport Holding AG Registered Shares	748	83,888
Partners Group Holding AG	1,303	525,880
Roche Holding AG Bearer Shares	7,185	1,811,912
Roche Holding AG Genusschein	25,408	6,280,033
Schindler Holding AG Participation Certificate	3,543	655,953
SGS S.A. Registered Shares	306	649,289
STMicroelectronics N.V.	57,633	319,972
Straumann Holding AG Registered Shares	855	295,967
Sulzer AG Registered Shares(a)	2,535	252,798
Swatch Group AG (The) Registered Shares	5,878	397,432
Swiss Life Holding AG Registered Shares*	3,009	803,426
Swiss Re AG	42,178	3,915,443
Swisscom AG Registered Shares	2,981	1,626,453
Syngenta AG Registered Shares	3,825	1,597,661
Tecan Group AG Registered Shares	1,009	153,934
Temenos Group AG Registered Shares*	2,914	160,055
UBS Group AG Registered Shares	93,609	1,514,127
Vontobel Holding AG Registered Shares	11,885	516,901
Zurich Insurance Group AG*	11,933	2,782,477

Total Switzerland		52,397,480
United Kingdom – 22.6%
Aberdeen Asset Management PLC	76,946	306,789
Admiral Group PLC	8,690	247,679
Aggreko PLC	9,377	145,153
Amec Foster Wheeler PLC	31,964	206,738
ARM Holdings PLC	22,119	322,367
Ashmore Group PLC(a)	71,323	294,826
Associated British Foods PLC	16,336	786,336
AstraZeneca PLC	74,651	4,187,222
Aviva PLC	148,853	975,810
Awilco Drilling PLC	48,555	176,110
Babcock International Group PLC	27,406	374,014
BAE Systems PLC	229,181	1,676,655
Barclays PLC	595,958	1,284,856
Barratt Developments PLC	40,315	324,780
Berendsen PLC	36,807	636,419
Berkeley Group Holdings PLC	14,210	657,245
BGEO Group PLC	3,479	101,407
BHP Billiton PLC	184,018	2,070,420

See Notes to Financial Statements.

82	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
Bodycote PLC	14,279	$123,858
BP PLC	1,804,728	9,082,665
British American Tobacco PLC	123,827	7,279,241
British Land Co. PLC (The)	35,981	362,267
Britvic PLC	20,734	211,736
BT Group PLC	319,545	2,023,137
Burberry Group PLC	18,624	365,387
Cable & Wireless Communications PLC	279,638	309,682
Capita PLC	29,404	440,374
Carillion PLC(a)	48,870	206,578
Carnival PLC	9,084	489,877
Centrica PLC	379,957	1,243,497
Close Brothers Group PLC	28,291	513,163
CNH Industrial N.V.	44,665	304,116
Cobham PLC	94,655	295,359
Communisis PLC	124,248	84,826
Compass Group PLC	51,404	907,283
Croda International PLC	7,575	330,873
Daily Mail & General Trust PLC Class A Non-Voting Shares	32,959	329,709
Darty PLC	140,885	265,267
De La Rue PLC	14,126	90,756
Debenhams PLC	201,919	218,244
Devro PLC	39,768	168,189
Diageo PLC	105,381	2,849,797
Direct Line Insurance Group PLC	125,580	668,197
Drax Group PLC(a)	29,774	116,443
easyJet PLC	15,169	331,179
Electrocomponents PLC	72,921	253,010
Fenner PLC	53,227	103,662
Fidessa Group PLC	5,320	186,726
G4S PLC	92,764	254,126
GKN PLC	80,207	332,933
GlaxoSmithKline PLC	459,567	9,326,763
Halfords Group PLC	37,058	210,977
Hammerson PLC	46,499	386,629
Hargreaves Lansdown PLC	10,405	200,997
Hargreaves Services PLC	26,761	68,658
Hays PLC	183,820	319,687
HSBC Holdings PLC	1,382,711	8,623,200
Hunting PLC	14,911	68,635
ICAP PLC	66,588	454,416
IG Group Holdings PLC	37,455	430,673
IMI PLC	12,371	169,362
Imperial Brands PLC	66,890	3,713,927
Inchcape PLC	42,089	437,678
Inmarsat PLC	23,511	332,686
InterContinental Hotels Group PLC	6,389	263,641
Interserve PLC	12,628	78,736
Intertek Group PLC	5,992	272,752
Intu Properties PLC(a)	73,297	329,745
Investec PLC	45,347	334,033
ITV PLC	200,514	695,135
J D Wetherspoon PLC	5,613	56,755
J Sainsbury PLC(a)	159,780	634,528
John Wood Group PLC	33,135	292,893
Johnson Matthey PLC	8,283	326,677
Kingfisher PLC	99,816	540,435
Ladbrokes PLC	113,473	190,332
Legal & General Group PLC	332,490	1,123,992
Lloyds Banking Group PLC	646,213	631,771
London Stock Exchange Group PLC	17,571	712,185
Man Group PLC	125,060	274,117
Marks & Spencer Group PLC	90,691	529,482
Marston’s PLC	122,846	268,381
Meggitt PLC	45,402	265,332
Melrose Industries PLC	11,270	57,747
Mondi PLC	25,085	481,690
Moneysupermarket.com Group PLC	39,042	178,278
N Brown Group PLC	41,821	196,437
National Grid PLC	263,352	3,736,708
Next PLC	4,918	381,707
Nostrum Oil & Gas PLC	27,800	95,098
Numis Corp. PLC	50,029	143,813
Old Mutual PLC	309,722	859,611
Pan African Resources PLC	401,079	77,824
PayPoint PLC	10,715	115,197
Pearson PLC	55,470	697,611
Persimmon PLC	24,185	724,769
Polar Capital Holdings PLC	22,786	118,229
Premier Farnell PLC	45,043	72,995
Prudential PLC	85,226	1,593,664
QinetiQ Group PLC	45,518	149,164
Reckitt Benckiser Group PLC	31,005	2,999,123
RELX N.V.	67,561	1,181,399
RELX PLC	41,279	767,734
Restaurant Group PLC (The)	10,542	59,487
Rexam PLC	45,645	415,939
Rio Tinto PLC	97,106	2,729,300
Rolls-Royce Holdings PLC*	62,016	607,905
Rotork PLC	32,179	84,547
Royal Dutch Shell PLC Class A	347,625	8,413,961
Royal Dutch Shell PLC Class B	257,841	6,300,113
Royal Mail PLC	43,380	299,717
RPS Group PLC	30,142	89,895
SABMiller PLC	76,402	4,673,624
Sage Group PLC (The)	74,572	674,177
Savills PLC	10,251	111,977
Schroders PLC Non-Voting Shares	13,610	395,537
Segro PLC	74,656	440,264
Severn Trent PLC	17,848	557,438
Sky PLC	86,014	1,265,950
Smith & Nephew PLC	24,102	397,688
Smiths Group PLC	21,584	333,804
Soco International PLC	57,334	130,614
SSE PLC	69,507	1,490,544
St. Ives PLC	56,207	182,981
Standard Life PLC	109,779	561,874

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	83

Schedule of Investments (concluded)

WisdomTree International Equity Fund (DWM)

March 31, 2016

Investments	Shares	Value
TalkTalk Telecom Group PLC(a)	73,919	$251,904
Tate & Lyle PLC	33,790	280,714
Taylor Wimpey PLC	248,652	680,108
Telecom Plus PLC(a)	9,577	126,707
Ultra Electronics Holdings PLC	8,153	211,515
Unilever N.V. CVA	67,015	3,007,713
Unilever PLC	60,604	2,746,021
United Utilities Group PLC	53,233	706,204
Vesuvius PLC	49,377	235,406
Victrex PLC	6,791	160,856
Vodafone Group PLC	2,127,585	6,764,247
Weir Group PLC (The)	11,043	175,863
WH Smith PLC	21,297	556,493
Whitbread PLC	9,622	547,656
William Hill PLC	57,425	269,896
WM Morrison Supermarkets PLC(a)	273,371	780,724
WS Atkins PLC	5,768	113,578

Total United Kingdom		140,543,932
TOTAL COMMON STOCKS (Cost: $625,890,426)		617,628,593
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International Dividend Ex-Financials Fund(a)(b) (Cost: $312,739)	8,468	323,901
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%
United States – 4.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $24,987,222)(d)	24,987,222	24,987,222
TOTAL INVESTMENTS IN SECURITIES –103.4% (Cost: $651,190,387)		642,939,716
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.4)%		(21,008,084)

NET ASSETS – 100.0%		$621,931,632
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $26,990,017 and the total market value of the collateral held by the Fund was $28,840,963. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,853,741.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	AUD	137,843	SGD	142,213	$(427)

CURRENCY LEGEND
AUD	– Australian dollar
SGD	– Singapore dollar

See Notes to Financial Statements.

84	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 100.2%
Australia – 8.2%
AGL Energy Ltd.	381	$5,393
Amcor Ltd.	501	5,530
AMP Ltd.	1,111	4,948
Ansell Ltd.	103	1,370
Aristocrat Leisure Ltd.	208	1,648
Asaleo Care Ltd.	875	1,225
Asciano Ltd.	382	2,633
ASX Ltd.	92	2,932
Aurizon Holdings Ltd.	762	2,321
Australia & New Zealand Banking Group Ltd.	1,501	27,088
Bank of Queensland Ltd.	140	1,305
Bendigo & Adelaide Bank Ltd.	203	1,385
BHP Billiton Ltd.	1,650	21,400
Boral Ltd.	303	1,440
Brickworks Ltd.	192	2,339
BT Investment Management Ltd.	192	1,433
Caltex Australia Ltd.	68	1,780
carsales.com Ltd.(a)	199	1,800
CIMIC Group Ltd.	152	4,064
Cleanaway Waste Management Ltd.	2,152	1,275
Coca-Cola Amatil Ltd.	291	1,979
Cochlear Ltd.	28	2,203
Commonwealth Bank of Australia	819	47,201
Computershare Ltd.	139	1,046
Cover-More Group Ltd.(a)	691	824
Crown Resorts Ltd.	264	2,530
CSL Ltd.	84	6,555
CSR Ltd.	481	1,221
Downer EDI Ltd.	470	1,388
Event Hospitality and Entertainment Ltd.	243	2,841
Fairfax Media Ltd.	2,072	1,371
Genworth Mortgage Insurance Australia Ltd.	517	990
GrainCorp Ltd. Class A	192	1,114
Harvey Norman Holdings Ltd.	516	1,866
Healthscope Ltd.	616	1,260
Incitec Pivot Ltd.	433	1,063
Insurance Australia Group Ltd.	1,613	6,924
IOOF Holdings Ltd.	183	1,249
IRESS Ltd.	188	1,678
JB Hi-Fi Ltd.(a)	84	1,524
LendLease Group	263	2,806
Magellan Financial Group Ltd.	95	1,657
National Australia Bank Ltd.	1,538	31,045
Navitas Ltd.	391	1,528
New Hope Corp., Ltd.	864	871
NIB Holdings Ltd.	350	1,053
Orica Ltd.	67	792
Origin Energy Ltd.	457	1,789
Perpetual Ltd.	32	1,072
Platinum Asset Management Ltd.	271	1,324
Premier Investments Ltd.	128	1,666
Primary Health Care Ltd.	752	2,169
QBE Insurance Group Ltd.	323	2,711
Qube Holdings Ltd.(a)	691	1,254
REA Group Ltd.(a)	43	1,787
Rio Tinto Ltd.	223	7,323
Seek Ltd.(a)	116	1,444
Select Harvests Ltd.(a)	148	470
Sonic Healthcare Ltd.	205	2,962
Star Entertainment Grp Ltd. (The)	351	1,534
Steadfast Group Ltd.(a)	995	1,370
Suncorp Group Ltd.	681	6,239
Super Retail Group Ltd.	180	1,185
Tabcorp Holdings Ltd.	349	1,149
Tatts Group Ltd.	699	2,033
Technology One Ltd.	505	1,853
Telstra Corp., Ltd.	5,399	22,136
TPG Telecom Ltd.	184	1,605
Treasury Wine Estates Ltd.	213	1,580
Wesfarmers Ltd.	645	20,566
Westpac Banking Corp.	1,846	43,098
Woodside Petroleum Ltd.	798	15,936
Woolworths Ltd.	580	9,860

Total Australia		376,003
Austria – 0.3%
EVN AG	290	3,338
Lenzing AG	19	1,506
Oesterreichische Post AG	56	2,280
OMV AG	191	5,382

Total Austria		12,506
Belgium – 1.9%
Ackermans & van Haaren N.V.	23	3,267
Ageas	120	4,768
Anheuser-Busch InBev N.V.	458	57,019
bpost S.A.	124	3,450
Colruyt S.A.	60	3,501
Delhaize Group	37	3,868
Euronav N.V.	80	820
Proximus SADP	195	6,674
UCB S.A.	69	5,287

Total Belgium		88,654
China – 3.0%
Beijing Enterprises Holdings Ltd.	1,000	5,473
China Jinmao Holdings Group Ltd.	2,000	557
China Mobile Ltd.	6,000	66,873
China Overseas Land & Investment Ltd.	2,000	6,330
China Power International Development Ltd.	1,000	518
China South City Holdings Ltd.(a)	6,000	1,238
China Unicom Hong Kong Ltd.	6,000	7,921
CITIC Ltd.	4,000	6,085
CNOOC Ltd.	20,000	23,619
Fosun International Ltd.	2,112	3,006
Guotai Junan International Holdings Ltd.	4,000	1,403
Lenovo Group Ltd.	2,000	1,557

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	85

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Investments	Shares	Value
Shenzhen Investment Ltd.	6,000	$2,382
Sino-Ocean Land Holdings Ltd.	2,000	946
Sun Art Retail Group Ltd.(a)	6,000	4,247
Yangzijiang Shipbuilding Holdings Ltd.	4,300	3,129
Yuexiu Property Co., Ltd.	18,000	2,599

Total China		137,883
Denmark – 1.1%
Carlsberg A/S Class B	20	1,909
Coloplast A/S Class B	68	5,161
Danske Bank A/S	175	4,952
DSV A/S	56	2,335
GN Store Nord A/S	60	1,256
Novo Nordisk A/S Class B	377	20,482
Novozymes A/S Class B	20	901
Pandora A/S	19	2,492
Rockwool International A/S Class B	8	1,272
Royal Unibrew A/S	55	2,658
SimCorp A/S	26	1,202
Sydbank A/S	17	488
TDC A/S	510	2,500
Tryg A/S	180	3,499
Vestas Wind Systems A/S	27	1,908

Total Denmark		53,015
Finland – 1.4%
Atria Oyj	233	2,321
Elisa Oyj(a)	128	4,984
F-Secure Oyj	365	1,094
Fortum Oyj	640	9,707
Kesko Oyj Class B	74	3,273
Kone Oyj Class B	177	8,544
Metso Oyj(a)	107	2,557
Neste Oyj(a)	124	4,086
Nokia Oyj	796	4,739
Nokian Renkaat Oyj	40	1,414
Orion Oyj Class B	68	2,251
Raisio Oyj Class V	321	1,584
Sampo Oyj Class A	285	13,556
Tieto Oyj	55	1,437
UPM-Kymmene Oyj	259	4,699

Total Finland		66,246
France – 9.9%
Accor S.A.	59	2,504
Aeroports de Paris	35	4,333
Air Liquide S.A.	64	7,212
Airbus Group SE	147	9,774
Alten S.A.	28	1,721
Arkema S.A.	19	1,429
AXA S.A.	872	20,559
BioMerieux	16	1,835
BNP Paribas S.A.	321	16,179
Bollore S.A.	431	1,677
Bouygues S.A.	160	6,536
Bureau Veritas S.A.	151	3,368
Cap Gemini S.A.	27	2,541
Carrefour S.A.	171	4,712
Casino Guichard Perrachon S.A.	85	4,880
Christian Dior SE	32	5,813
Cie de Saint-Gobain	174	7,679
CNP Assurances	349	5,451
Credit Agricole S.A.	643	6,974
Danone S.A.	167	11,896
Dassault Systemes	35	2,781
Edenred	179	3,482
Electricite de France S.A.	928	10,431
Elior(b)	68	1,493
Engie S.A.	1,330	20,673
Essilor International S.A.	27	3,340
Gaztransport Et Technigaz S.A.	9	295
Havas S.A.	151	1,213
Hermes International	10	3,526
Iliad S.A.	7	1,804
Imerys S.A.	23	1,606
Ingenico Group S.A.	12	1,380
Ipsen S.A.	27	1,553
JCDecaux S.A.	55	2,411
Kering	27	4,834
Klepierre	91	4,366
L’Oreal S.A.	82	14,713
Lagardere SCA	71	1,889
Legrand S.A.	48	2,694
LVMH Moet Hennessy Louis Vuitton SE	96	16,464
Metropole Television S.A.	84	1,534
Natixis S.A.	1,106	5,453
Neopost S.A.	11	232
Nexity S.A.	48	2,505
Orange S.A.	1,158	20,315
Pernod Ricard S.A.	47	5,249
Publicis Groupe S.A.	35	2,461
Remy Cointreau S.A.	19	1,445
Renault S.A.	41	4,080
Rexel S.A.	279	3,992
Rubis SCA	32	2,573
Safran S.A.	81	5,675
Sanofi	396	31,976
Schneider Electric SE	179	11,329
SCOR SE	72	2,560
Societe BIC S.A.	28	4,218
Societe Generale S.A.	208	7,699
Societe Television Francaise 1	72	934
Sodexo S.A.	36	3,887
Suez Environnement Co.	224	4,115
Technip S.A.	35	1,943
Teleperformance	19	1,673
Thales S.A.	43	3,773
TOTAL S.A.	1,281	58,478
Unibail-Rodamco SE	19	5,235

See Notes to Financial Statements.

86	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Investments	Shares	Value
Veolia Environnement S.A.	324	$7,816
Vicat S.A.	42	2,728
Vinci S.A.	211	15,742
Vivendi S.A.	509	10,719

Total France		458,360
Germany – 7.7%
adidas AG	39	4,578
Allianz SE Registered Shares	192	31,277
AURELIUS SE & Co. KGaA	35	2,134
Axel Springer SE	56	3,023
BASF SE	293	22,137
Bayer AG Registered Shares	162	19,070
Bayerische Motoren Werke AG	123	11,311
Bechtle AG	19	1,965
Beiersdorf AG	36	3,255
Bertrandt AG	12	1,379
Brenntag AG	36	2,059
Carl Zeiss Meditec AG Bearer Shares	60	1,856
Comdirect Bank AG	340	3,813
Continental AG	23	5,242
CTS Eventim AG & Co. KGaA	55	1,957
Daimler AG Registered Shares	263	20,191
Deutsche Boerse AG	64	5,469
Deutsche Post AG Registered Shares	452	12,578
Deutsche Telekom AG Registered Shares	1,512	27,180
Deutsche Wohnen AG Bearer Shares	99	3,083
DMG MORI AG	35	1,632
Drillisch AG(a)	31	1,273
Duerr AG	33	2,597
E.ON SE	789	7,587
Evonik Industries AG	113	3,395
Fielmann AG	75	5,701
Fraport AG Frankfurt Airport Services Worldwide	39	2,369
Freenet AG	80	2,397
GEA Group AG	51	2,499
Gerresheimer AG	20	1,571
Hamburger Hafen und Logistik AG	214	3,156
Hannover Rueck SE	52	6,068
Henkel AG & Co. KGaA	58	5,708
Hugo Boss AG	27	1,773
Infineon Technologies AG	273	3,890
K+S AG Registered Shares	16	375
Krones AG	19	2,292
KUKA AG(a)	15	1,573
LEG Immobilien AG*	31	2,927
MAN SE	50	5,420
Merck KGaA	49	4,093
METRO AG	125	3,879
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	67	13,648
OSRAM Licht AG	27	1,394
ProSiebenSat.1 Media SE	99	5,098
RHOEN-KLINIKUM AG	104	3,241
SAP SE	241	19,526
Siemens AG Registered Shares	317	33,649
Software AG	47	1,840
Suedzucker AG	76	1,342
Talanx AG*	131	4,480
Telefonica Deutschland Holding AG	1,308	7,096
Volkswagen AG	44	6,395
Wacker Chemie AG	4	353
Wirecard AG(a)	6	228

Total Germany		354,022
Hong Kong – 2.7%
AIA Group Ltd.	2,200	12,466
Bank of East Asia Ltd. (The)(a)	800	2,991
BOC Hong Kong Holdings Ltd.	2,500	7,461
CLP Holdings Ltd.	1,500	13,566
Dah Sing Banking Group Ltd.	2,800	4,917
Hang Seng Bank Ltd.	800	14,140
Hong Kong & China Gas Co., Ltd.	3,000	5,608
Hong Kong Exchanges and Clearing Ltd.	300	7,225
MTR Corp., Ltd.	2,000	9,901
New World Development Co., Ltd.	1,000	953
Power Assets Holdings Ltd.	1,500	15,345
Sino Land Co., Ltd.	6,000	9,499
SJM Holdings Ltd.	4,000	2,857
Techtronic Industries Co., Ltd.	1,500	5,927
Wharf Holdings Ltd. (The)	2,000	10,933

Total Hong Kong		123,789
Ireland – 0.3%
Grafton Group PLC	103	1,069
Green REIT PLC	1,230	1,978
Greencore Group PLC	261	1,407
IFG Group PLC	1,503	3,631
Paddy Power Betfair PLC	32	4,470

Total Ireland		12,555
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	3,651	8,230
Delek Automotive Systems Ltd.	172	1,663
First International Bank of Israel Ltd.	95	1,177
Frutarom Industries Ltd.	31	1,624
Harel Insurance Investments & Financial Services Ltd.	287	1,096
Migdal Insurance & Financial Holding Ltd.	2,825	1,961
Mizrahi Tefahot Bank Ltd.	111	1,301
NICE-Systems Ltd.	23	1,508
Osem Investments Ltd.*	48	1,049
Teva Pharmaceutical Industries Ltd.	223	12,023

Total Israel		31,632
Italy – 3.1%
A2A SpA	1,342	1,748
ACEA SpA	163	2,498
Anima Holding SpA(b)	143	1,048
Ansaldo STS SpA	60	717
Ascopiave SpA	979	2,557
Assicurazioni Generali SpA	452	6,711
Atlantia SpA	357	9,914

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	87

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Investments	Shares	Value
Azimut Holding SpA	43	$992
Banca Generali SpA	56	1,650
Banca Mediolanum SpA	208	1,662
Banca Popolare di Milano SCARL	1,192	835
Davide Campari-Milano SpA	164	1,642
De’ Longhi SpA	55	1,253
DiaSorin SpA	32	1,851
Enel Green Power SpA	982	2,115
Enel SpA	2,710	12,038
Eni SpA	2,378	36,041
ERG SpA	136	1,854
FinecoBank Banca Fineco SpA	363	3,061
Hera SpA	790	2,364
Intesa Sanpaolo SpA	3,625	10,055
Iren SpA	939	1,685
Luxottica Group SpA	90	4,974
MARR SpA	84	1,694
Parmalat SpA	438	1,214
Recordati SpA	108	2,708
Snam SpA	2,099	13,167
Terna Rete Elettrica Nazionale SpA	1,131	6,463
UniCredit SpA	1,206	4,357
UnipolSai SpA	1,643	3,808

Total Italy		142,676
Japan – 14.6%
Amada Holdings Co., Ltd.	200	1,954
Astellas Pharma, Inc.	600	7,989
Bridgestone Corp.	400	14,965
Brother Industries Ltd.	500	5,756
Canon, Inc.	700	20,895
Dai-ichi Life Insurance Co., Ltd. (The)	200	2,424
Daicel Corp.	300	4,105
Daihatsu Motor Co., Ltd.	300	4,233
FANUC Corp.	100	15,557
Fuji Heavy Industries Ltd.	200	7,073
Fujitsu Ltd.	1,000	3,707
Hino Motors Ltd.	900	9,745
Hitachi Chemical Co., Ltd.	300	5,405
Hitachi Construction Machinery Co., Ltd.(a)	600	9,545
Honda Motor Co., Ltd.	700	19,220
Hulic Co., Ltd.	800	7,659
Idemitsu Kosan Co., Ltd.	100	1,787
Iida Group Holdings Co., Ltd.	300	5,859
Isuzu Motors Ltd.	300	3,102
ITOCHU Corp.	1,200	14,798
Japan Tobacco, Inc.	600	25,037
JSR Corp.	300	4,319
JTEKT Corp.	300	3,897
JX Holdings, Inc.	2,800	10,807
Kawasaki Kisen Kaisha Ltd.(a)	2,000	3,879
KDDI Corp.	700	18,721
Keiyo Co., Ltd.(a)	800	3,623
Komatsu Ltd.	300	5,114
Konica Minolta, Inc.	300	2,552
Kuraray Co., Ltd.	700	8,570
LIXIL Group Corp.	400	8,168
Marubeni Corp.	1,600	8,114
Mitsubishi Chemical Holdings Corp.	1,200	6,272
Mitsubishi Corp.	500	8,479
Mitsubishi Materials Corp.	3,000	8,488
Mitsubishi Motors Corp.	900	6,750
Mitsubishi UFJ Financial Group, Inc.	3,100	14,384
Mitsui & Co., Ltd.	1,500	17,283
Mitsui Mining & Smelting Co., Ltd.	1,000	1,601
Mitsui OSK Lines Ltd.	1,000	2,037
Mizuho Financial Group, Inc.	7,600	11,367
Modec, Inc.	100	1,467
Nikon Corp.(a)	700	10,725
Nippon Steel & Sumitomo Metal Corp.	300	5,771
Nippon Telegraph & Telephone Corp.	500	21,567
Nippon Yusen K.K.	3,000	5,792
Nissan Motor Co., Ltd.	1,900	17,606
Nomura Holdings, Inc.	1,000	4,474
Nomura Real Estate Holdings, Inc.	400	7,402
NSK Ltd.	300	2,749
NTT DOCOMO, Inc.	1,300	29,523
Oji Holdings Corp.	2,000	8,043
Panasonic Corp.	300	2,759
Resona Holdings, Inc.	1,900	6,789
Ricoh Co., Ltd.	1,100	11,216
SBI Holdings, Inc.	100	1,017
Sega Sammy Holdings, Inc.	300	3,275
Seiko Epson Corp.	300	4,853
Sekisui House Ltd.	300	5,070
Shin-Etsu Chemical Co., Ltd.	300	15,545
Sojitz Corp.	2,400	4,933
Sumitomo Chemical Co., Ltd.	2,000	9,057
Sumitomo Corp.	1,600	15,922
Sumitomo Mitsui Financial Group, Inc.	400	12,143
Sumitomo Mitsui Trust Holdings, Inc.	1,000	2,932
Sumitomo Rubber Industries Ltd.	400	6,189
Suzuki Motor Corp.	200	5,358
T&D Holdings, Inc.	500	4,669
Takeda Pharmaceutical Co., Ltd.	300	13,709
Toyota Motor Corp.	1,100	58,252
Toyota Tsusho Corp.	200	4,525
Yahoo Japan Corp.(a)	1,200	5,114
Yamaha Corp.	300	9,048
Yamaha Motor Co., Ltd.	300	4,997
Yokohama Rubber Co., Ltd. (The)	300	4,941

Total Japan		672,672
Netherlands – 1.5%
Aalberts Industries N.V.	40	1,390
Aegon N.V.	865	4,765
Akzo Nobel N.V.	51	3,481
Arcadis N.V.	47	878

See Notes to Financial Statements.

88	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Investments	Shares	Value
ASM International N.V.	35	$1,570
BE Semiconductor Industries N.V.	48	1,318
BinckBank N.V.	128	955
Boskalis Westminster	39	1,535
Brunel International N.V.	64	1,350
Corbion N.V.	64	1,522
Euronext N.V.(b)	61	2,536
Gemalto N.V.	15	1,111
Heineken N.V.	112	10,166
IMCD Group N.V.	35	1,311
Koninklijke Ahold N.V.	275	6,195
Koninklijke KPN N.V.	1,184	4,969
Koninklijke Philips N.V.	283	8,074
Koninklijke Vopak N.V.	35	1,746
NN Group N.V.	139	4,555
Randstad Holding N.V.	52	2,886
TNT Express N.V.	148	1,330
Wessanen	156	1,692
Wolters Kluwer N.V.	100	3,997

Total Netherlands		69,332
New Zealand – 0.7%
Contact Energy Ltd.	703	2,441
EBOS Group Ltd.	184	2,197
Freightways Ltd.	549	2,421
Genesis Energy Ltd.	1,282	1,825
Kiwi Property Group Ltd.	1,618	1,623
Mainfreight Ltd.	147	1,619
Meridian Energy Ltd.	1,479	2,690
Metlifecare Ltd.	760	2,770
Mighty River Power Ltd.	1,000	2,027
Port of Tauranga Ltd.	154	1,962
Spark New Zealand Ltd.	2,072	5,251
TrustPower Ltd.	585	3,111
Z Energy Ltd.	339	1,589

Total New Zealand		31,526
Norway – 1.5%
Atea ASA*	164	1,566
Austevoll Seafood ASA	317	2,606
DNB ASA	533	6,305
Entra ASA(b)	247	2,329
Gjensidige Forsikring ASA	261	4,452
Kongsberg Gruppen ASA	79	1,299
Leroy Seafood Group ASA	39	1,844
Marine Harvest ASA*	199	3,068
Norsk Hydro ASA	415	1,709
Orkla ASA	485	4,395
Salmar ASA	123	3,019
SpareBank 1 SR-Bank ASA	504	2,474
Statoil ASA	1,567	24,686
Telenor ASA	227	3,675
TGS Nopec Geophysical Co. ASA	59	901
Yara International ASA	72	2,711

Total Norway		67,039
Portugal – 0.4%
CTT-Correios de Portugal S.A.	120	1,131
EDP-Energias de Portugal S.A.	2,028	7,224
Galp Energia, SGPS, S.A.	342	4,307
Jeronimo Martins, SGPS, S.A.	143	2,343
REN – Redes Energeticas Nacionais, SGPS, S.A.	441	1,448
Sonae, SGPS, S.A.	2,405	2,902

Total Portugal		19,355
Singapore – 2.1%
Asian Pay Television Trust	2,300	956
CapitaLand Ltd.	1,200	2,736
Chip Eng Seng Corp., Ltd.	2,300	1,213
City Developments Ltd.	100	607
ComfortDelGro Corp., Ltd.	1,100	2,385
CWT Ltd.	800	1,164
DBS Group Holdings Ltd.	500	5,711
Great Eastern Holdings Ltd.	200	3,340
Hutchison Port Holdings Trust	4,600	2,300
Jardine Cycle & Carriage Ltd.	300	8,918
k1 Ventures Ltd.	1,600	945
Keppel Corp., Ltd.	1,100	4,762
M1 Ltd.(a)	700	1,352
Olam International Ltd.	1,500	1,916
OSIM International Ltd.(a)	1,200	1,221
OUE Ltd.	1,500	1,877
Oversea-Chinese Banking Corp., Ltd.	1,200	7,878
Pacc Offshore Services Holdings Ltd.	7,600	2,032
Pacific Radiance Ltd.	9,300	2,348
Rotary Engineering Ltd.	5,400	1,444
Sembcorp Industries Ltd.	2,300	5,158
Sembcorp Marine Ltd.(a)	1,600	1,961
SIA Engineering Co., Ltd.	400	1,069
Singapore Airlines Ltd.	500	4,240
Singapore Exchange Ltd.	800	4,723
Singapore Technologies Engineering Ltd.	1,200	2,878
Singapore Telecommunications Ltd.	4,300	12,198
StarHub Ltd.	400	995
United Engineers Ltd.	300	521
United Overseas Bank Ltd.	700	9,809

Total Singapore		98,657
Spain – 4.2%
Amadeus IT Holding S.A. Class A	95	4,080
Atresmedia Corp. de Medios de Comunicaion S.A.	80	878
Banco Bilbao Vizcaya Argentaria S.A.	2,202	14,659
Banco Popular Espanol S.A.	629	1,639
Banco Santander S.A.	11,362	50,159
Bankinter S.A.	204	1,444
Bolsas y Mercados Espanoles SHMSF S.A.(a)	55	1,777
CaixaBank S.A.	2,534	7,499
Cia de Distribucion Integral Logista Holdings S.A.	115	2,603
Distribuidora Internacional de Alimentacion S.A.*	164	853
Ebro Foods S.A.	127	2,776
Enagas S.A.	160	4,816

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	89

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Investments	Shares	Value
Endesa S.A.	179	$3,441
Ferrovial S.A.	242	5,208
Gas Natural SDG S.A.	459	9,295
Grifols S.A.	64	1,427
Grupo Catalana Occidente S.A.	55	1,564
Iberdrola S.A.	1,705	11,388
Industria de Diseno Textil S.A.	535	18,025
Mapfre S.A.	694	1,502
Mediaset Espana Comunicacion S.A.	95	1,094
Red Electrica Corp. S.A.	50	4,347
Repsol S.A.	819	9,258
Tecnicas Reunidas S.A.(a)	11	310
Telefonica S.A.	2,685	30,144
Viscofan S.A.	31	1,860
Zardoya Otis S.A.	271	3,159

Total Spain		195,205
Sweden – 3.6%
AAK AB	20	1,591
AF AB Class B	99	1,820
Atlas Copco AB Class A	235	5,922
Atrium Ljungberg AB Class B	128	2,218
Avanza Bank Holding AB	35	1,563
Axfood AB	143	2,646
Betsson AB*	84	1,306
Clas Ohlson AB Class B	115	2,199
Com Hem Holding AB	140	1,293
Electrolux AB Series B	63	1,660
Fabege AB	120	2,029
Hennes & Mauritz AB Class B	389	12,989
Hexpol AB	120	1,336
ICA Gruppen AB	91	3,015
Indutrade AB	27	1,659
Investment AB Kinnevik Class B	44	1,250
Investment AB Latour Class B	64	2,657
Lifco AB Class B	92	2,474
Loomis AB Class B	47	1,331
Meda AB Class A	189	3,523
NetEnt AB*	23	1,301
Nordea Bank AB	2,132	20,513
Sandvik AB	539	5,585
Securitas AB Class B	176	2,920
Skandinaviska Enskilda Banken AB Class A	907	8,676
Skanska AB Class B	136	3,109
Svenska Cellulosa AB SCA Class B	171	5,351
Svenska Handelsbanken AB Class A	668	8,512
Swedbank AB Class A	585	12,621
Swedish Match AB	91	3,094
Tele2 AB Class B	267	2,480
Telefonaktiebolaget LM Ericsson Class B	1,183	11,864
TeliaSonera AB	2,876	14,961
Thule Group AB (The)(b)	107	1,478
Trelleborg AB Class B	68	1,347
Volvo AB Class B	644	7,078
Wallenstam AB Class B	220	1,905

Total Sweden		167,276
Switzerland – 8.4%
ABB Ltd. Registered Shares*	594	11,624
Actelion Ltd. Registered Shares*	14	2,101
Adecco S.A. Registered Shares*	67	4,383
Baloise Holding AG Registered Shares	7	893
Cie Financiere Richemont S.A. Registered Shares	77	5,110
Clariant AG Registered Shares*	63	1,145
Coca-Cola HBC AG*	63	1,340
Credit Suisse Group AG Registered Shares*	312	4,434
DKSH Holding AG	39	2,678
EMS-Chemie Holding AG Registered Shares	8	4,164
Galenica AG Registered Shares	2	3,020
GAM Holding AG*	100	1,451
Geberit AG Registered Shares	11	4,127
Givaudan S.A. Registered Shares	3	5,908
Helvetia Holding AG Registered Shares	8	4,595
Julius Baer Group Ltd.*	44	1,898
Kuehne + Nagel International AG Registered Shares	93	13,275
LafargeHolcim Ltd. Registered Shares*	132	6,234
Leonteq AG*	8	761
Logitech International S.A. Registered Shares	84	1,342
Lonza Group AG Registered Shares*	22	3,738
Nestle S.A. Registered Shares	1,026	76,978
Novartis AG Registered Shares	702	51,093
OC Oerlikon Corp. AG Registered Shares*	200	2,072
Partners Group Holding AG	11	4,439
Roche Holding AG Genusschein	257	63,522
SGS S.A. Registered Shares	4	8,487
Sonova Holding AG Registered Shares	15	1,923
STMicroelectronics N.V.	429	2,382
Straumann Holding AG Registered Shares	7	2,423
Sulzer AG Registered Shares	23	2,294
Swiss Life Holding AG Registered Shares*	7	1,869
Swiss Re AG	283	26,271
Swisscom AG Registered Shares	24	13,095
Syngenta AG Registered Shares	27	11,278
UBS Group AG Registered Shares	941	15,221
Vontobel Holding AG Registered Shares	80	3,479
Zurich Insurance Group AG*	73	17,022

Total Switzerland		388,069
United Kingdom – 22.9%
A.G.Barr PLC	138	1,051
Abcam PLC	169	1,433
Aberdeen Asset Management PLC	448	1,786
Admiral Group PLC	127	3,620
Aggreko PLC	97	1,502
Amec Foster Wheeler PLC	150	970
Ashmore Group PLC	301	1,244
Associated British Foods PLC	88	4,236
AstraZeneca PLC	585	32,813
Aviva PLC	955	6,261

See Notes to Financial Statements.

90	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Investments	Shares	Value
Babcock International Group PLC	181	$2,470
BAE Systems PLC	1,617	11,830
Barclays PLC	3,207	6,914
BBA Aviation PLC	605	1,743
Bellway PLC	35	1,320
Berkeley Group Holdings PLC	91	4,209
BHP Billiton PLC	1,402	15,774
Big Yellow Group PLC	234	2,605
Bodycote PLC	192	1,665
Booker Group PLC	628	1,555
BP PLC	13,485	67,866
Brewin Dolphin Holdings PLC	273	1,018
British American Tobacco PLC	951	55,905
British Land Co. PLC (The)	365	3,675
Britvic PLC	132	1,348
BT Group PLC	2,082	13,182
Burberry Group PLC	79	1,550
Cable & Wireless Communications PLC	2,288	2,534
Capital & Counties Properties PLC	114	540
Carnival PLC	66	3,559
Centrica PLC	2,789	9,128
Close Brothers Group PLC	68	1,233
CNH Industrial N.V.	481	3,275
Compass Group PLC	619	10,925
Countrywide PLC	143	793
Cranswick PLC	79	2,422
Croda International PLC	35	1,529
Dechra Pharmaceuticals PLC	175	3,033
Derwent London PLC	44	1,993
Diageo PLC	860	23,257
Direct Line Insurance Group PLC	711	3,783
Domino’s Pizza Group PLC	127	1,840
Drax Group PLC(a)	219	857
DS Smith PLC	396	2,322
Dunelm Group PLC	171	2,245
easyJet PLC	228	4,978
Electrocomponents PLC	532	1,846
Essentra PLC	80	952
esure Group PLC	321	1,262
Foxtons Group PLC	349	816
Genus PLC	63	1,385
GlaxoSmithKline PLC	3,546	71,965
Greggs PLC	107	1,672
Halfords Group PLC	151	860
Halma PLC	267	3,498
Hammerson PLC	277	2,303
Hargreaves Lansdown PLC	136	2,627
Hays PLC	254	442
Hikma Pharmaceuticals PLC	40	1,138
HomeServe PLC	371	2,296
Howden Joinery Group PLC	255	1,752
HSBC Holdings PLC	10,786	67,266
Hunting PLC	182	838
ICAP PLC	289	1,972
IG Group Holdings PLC	247	2,840
IMI PLC	75	1,027
Imperial Brands PLC	572	31,759
Inchcape PLC	160	1,664
Informa PLC	251	2,504
Inmarsat PLC	216	3,056
Intertek Group PLC	52	2,367
Intu Properties PLC	835	3,756
Investec PLC	139	1,024
ITV PLC	941	3,262
J Sainsbury PLC	872	3,463
Jardine Lloyd Thompson Group PLC	183	2,221
John Wood Group PLC	135	1,193
Johnson Matthey PLC	29	1,144
Jupiter Fund Management PLC	180	1,059
Kingfisher PLC	843	4,564
Ladbrokes PLC	1,123	1,884
Land Securities Group PLC	233	3,687
Legal & General Group PLC	2,706	9,148
London Stock Exchange Group PLC	40	1,621
Man Group PLC	528	1,157
Marks & Spencer Group PLC	413	2,411
Mediclinic International PLC	15	193
Meggitt PLC	172	1,005
Melrose Industries PLC	406	2,080
Michael Page International PLC	109	669
Micro Focus International PLC	72	1,625
Mondi PLC	106	2,035
Moneysupermarket.com Group PLC	488	2,228
National Grid PLC	2,144	30,421
Old Mutual PLC	2,071	5,748
Pearson PLC	350	4,402
Pennon Group PLC	289	3,369
Persimmon PLC	124	3,716
Prudential PLC	677	12,659
PZ Cussons PLC	67	291
QinetiQ Group PLC	355	1,163
Reckitt Benckiser Group PLC	201	19,443
Redde PLC	593	1,423
RELX N.V.	389	6,802
RELX PLC	455	8,462
Renishaw PLC	40	1,055
Restaurant Group PLC (The)	202	1,140
Rexam PLC	275	2,506
Rightmove PLC	27	1,634
Rio Tinto PLC	723	20,321
Rolls-Royce Holdings PLC*	477	4,676
Rotork PLC	116	305
Royal Dutch Shell PLC Class A	2,539	61,454
Royal Dutch Shell PLC Class B	2,049	50,066
Royal Mail PLC	437	3,019
SABMiller PLC	577	35,296
Saga PLC	796	2,268
Sage Group PLC (The)	359	3,246

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	91

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Investments	Shares	Value
Savills PLC	126	$1,376
Schroders PLC	71	2,738
Segro PLC	359	2,117
Severn Trent PLC	141	4,404
Sky PLC	661	9,729
Smith & Nephew PLC	195	3,218
Smiths Group PLC	208	3,217
Spectris PLC	44	1,166
Spirax-Sarco Engineering PLC	35	1,831
SSE PLC	569	12,202
St. James’s Place PLC	152	2,007
Stagecoach Group PLC	373	1,352
Standard Life PLC	819	4,192
TalkTalk Telecom Group PLC(a)	709	2,416
Tate & Lyle PLC	253	2,102
Taylor Wimpey PLC	2,038	5,574
Ted Baker PLC	27	1,057
Telecom Plus PLC	79	1,045
Tullett Prebon PLC	219	1,107
Unilever N.V. CVA	505	22,665
Unilever PLC	476	21,568
United Utilities Group PLC	361	4,789
Victrex PLC	56	1,326
Vodafone Group PLC	15,828	50,322
Weir Group PLC (The)	102	1,624
WH Smith PLC	136	3,554
Whitbread PLC	20	1,138
William Hill PLC	251	1,180
WM Morrison Supermarkets PLC(a)	2,321	6,629
WS Atkins PLC	95	1,871

Total United Kingdom		1,055,728
TOTAL COMMON STOCKS (Cost: $4,808,751)		4,622,200
RIGHTS – 0.0%
Australia – 0.0%
Qube Holdings Ltd., expiring 4/1/16* (Cost $0)	157	38
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $53,752)(d)	53,752	53,752
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $4,862,503)		4,675,990
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.4)%		(64,446)

NET ASSETS – 100.0%		$4,611,544
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $73,293 and the total market value of the collateral held by the Fund was $80,364. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $26,612.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	HKD	61,753	AUD	10,391	$32
4/4/2016	AUD	77,209	USD	55,065	(4,328)
4/4/2016	AUD	101,338	USD	72,269	(5,685)
4/4/2016	AUD	101,329	USD	72,269	(5,679)
4/4/2016	AUD	101,329	USD	72,269	(5,679)
4/4/2016	AUD	101,334	USD	72,269	(5,682)
4/4/2016	CHF	60,416	USD	60,754	(2,333)
4/4/2016	CHF	79,286	USD	79,735	(3,057)
4/4/2016	CHF	79,292	USD	79,735	(3,063)
4/4/2016	CHF	79,289	USD	79,735	(3,061)
4/4/2016	CHF	79,288	USD	79,735	(3,060)
4/4/2016	DKK	1,921	NZD	424	1
4/4/2016	DKK	56,984	USD	8,310	(406)
4/4/2016	DKK	74,769	USD	10,904	(532)
4/4/2016	DKK	74,774	USD	10,904	(533)
4/4/2016	DKK	74,781	USD	10,904	(534)
4/4/2016	DKK	74,775	USD	10,904	(533)
4/4/2016	EUR	204,679	USD	222,612	(10,630)
4/4/2016	EUR	268,642	USD	292,178	(13,953)
4/4/2016	EUR	268,646	USD	292,178	(13,958)
4/4/2016	EUR	268,638	USD	292,178	(13,949)
4/4/2016	EUR	268,648	USD	292,178	(13,960)
4/4/2016	GBP	5,232	EUR	6,605	7
4/4/2016	GBP	151,521	USD	211,188	(6,593)
4/4/2016	GBP	115,452	USD	160,907	(5,033)
4/4/2016	GBP	151,516	USD	211,188	(6,586)
4/4/2016	GBP	151,524	USD	211,188	(6,597)
4/4/2016	GBP	151,525	USD	211,188	(6,599)
4/4/2016	ILS	19,636	USD	5,035	(188)
4/4/2016	ILS	25,761	USD	6,607	(245)
4/4/2016	ILS	25,764	USD	6,607	(246)
4/4/2016	ILS	25,760	USD	6,607	(245)
4/4/2016	ILS	25,764	USD	6,607	(246)
4/4/2016	JPY	146,543	AUD	1,700	4
4/4/2016	JPY	329,548	CHF	2,815	7
4/4/2016	NOK	89,582	USD	10,274	(556)
4/4/2016	NOK	117,537	USD	13,479	(731)
4/4/2016	NOK	117,533	USD	13,479	(731)
4/4/2016	NOK	117,521	USD	13,479	(729)
4/4/2016	NOK	117,535	USD	13,479	(731)
4/4/2016	NZD	7,141	USD	4,699	(259)
4/4/2016	NZD	9,368	USD	6,164	(340)
4/4/2016	NZD	9,367	USD	6,164	(339)
4/4/2016	NZD	9,368	USD	6,164	(340)
4/4/2016	NZD	9,367	USD	6,164	(340)
4/4/2016	SEK	223,526	USD	26,056	(1,517)
4/4/2016	SEK	293,319	USD	34,194	(1,988)
4/4/2016	SEK	293,328	USD	34,194	(1,989)
4/4/2016	SEK	293,351	USD	34,194	(1,992)
4/4/2016	SEK	293,327	USD	34,194	(1,989)

See Notes to Financial Statements.

92	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	SGD	1,487	ILS	4,134	$(4)
4/4/2016	SGD	524	NOK	3,214	(1)
4/4/2016	SGD	2,811	SEK	16,923	—
4/4/2016	USD	55,065	AUD	71,585	1
4/4/2016	USD	72,269	AUD	93,953	5
4/4/2016	USD	72,269	AUD	93,950	2
4/4/2016	USD	72,269	AUD	93,952	4
4/4/2016	USD	72,269	AUD	93,950	2
4/4/2016	USD	60,754	CHF	58,180	(1)
4/4/2016	USD	79,735	CHF	76,356	(2)
4/4/2016	USD	79,735	CHF	76,362	4
4/4/2016	USD	79,735	CHF	76,361	3
4/4/2016	USD	79,735	CHF	76,356	(2)
4/4/2016	USD	8,310	DKK	54,332	—
4/4/2016	USD	10,904	DKK	71,286	(1)
4/4/2016	USD	10,904	DKK	71,293	1
4/4/2016	USD	10,904	DKK	71,294	1
4/4/2016	USD	10,904	DKK	71,293	1
4/4/2016	USD	222,612	EUR	195,356	6
4/4/2016	USD	12,749	EUR	11,200	14
4/4/2016	USD	292,178	EUR	256,404	8
4/4/2016	USD	292,178	EUR	256,411	16
4/4/2016	USD	292,178	EUR	256,411	16
4/4/2016	USD	292,178	EUR	256,402	4
4/4/2016	USD	160,907	GBP	111,954	4
4/4/2016	USD	211,188	GBP	146,938	6
4/4/2016	USD	211,188	GBP	146,942	12
4/4/2016	USD	211,188	GBP	146,941	10
4/4/2016	USD	211,188	GBP	146,938	6
4/4/2016	USD	5,035	ILS	18,930	—
4/4/2016	USD	6,607	ILS	24,836	(1)
4/4/2016	USD	6,607	ILS	24,840	—
4/4/2016	USD	6,607	ILS	24,840	—
4/4/2016	USD	6,607	ILS	24,841	—
4/4/2016	USD	10,274	NOK	84,981	—
4/4/2016	USD	13,479	NOK	111,492	—
4/4/2016	USD	13,479	NOK	111,493	1
4/4/2016	USD	13,479	NOK	111,494	1
4/4/2016	USD	13,479	NOK	111,494	1
4/4/2016	USD	4,699	NZD	6,768	—
4/4/2016	USD	6,164	NZD	8,878	—
4/4/2016	USD	6,164	NZD	8,878	—
4/4/2016	USD	6,164	NZD	8,879	—
4/4/2016	USD	6,164	NZD	8,878	—
4/4/2016	USD	26,056	SEK	211,233	1
4/4/2016	USD	34,194	SEK	277,209	1
4/4/2016	USD	34,194	SEK	277,215	2
4/4/2016	USD	34,194	SEK	277,214	2
4/4/2016	USD	34,194	SEK	277,203	—
4/5/2016	EUR	3,184	SGD	4,883	(2)
4/5/2016	HKD	309,600	USD	39,818	(97)
4/5/2016	HKD	406,302	USD	52,256	(126)
4/5/2016	HKD	406,324	USD	52,256	(129)
4/5/2016	HKD	406,275	USD	52,256	(122)
4/5/2016	HKD	406,273	USD	52,256	(122)
4/5/2016	JPY	11,978,649	USD	106,244	(337)
4/5/2016	JPY	15,721,441	USD	139,440	(442)
4/5/2016	JPY	15,721,469	USD	139,440	(443)
4/5/2016	JPY	15,721,776	USD	139,440	(445)
4/5/2016	JPY	15,721,497	USD	139,440	(443)
4/5/2016	JPY	1,000,000	USD	8,885	(12)
4/5/2016	SGD	20,347	USD	14,455	(655)
4/5/2016	SGD	26,700	USD	18,970	(858)
4/5/2016	SGD	26,700	USD	18,970	(858)
4/5/2016	SGD	26,704	USD	18,970	(861)
4/5/2016	SGD	26,702	USD	18,970	(859)
4/5/2016	USD	39,818	HKD	308,858	1
4/5/2016	USD	52,256	HKD	405,347	3
4/5/2016	USD	52,256	HKD	405,347	3
4/5/2016	USD	52,256	HKD	405,345	2
4/5/2016	USD	52,256	HKD	405,338	2
4/5/2016	USD	106,244	JPY	11,940,518	(3)
4/5/2016	USD	139,440	JPY	15,670,964	(7)
4/5/2016	USD	139,440	JPY	15,670,127	(14)
4/5/2016	USD	139,440	JPY	15,672,010	2
4/5/2016	USD	139,440	JPY	15,672,818	10
4/5/2016	USD	14,455	SGD	19,465	—
4/5/2016	USD	18,970	SGD	25,546	1
4/5/2016	USD	18,970	SGD	25,546	1
4/5/2016	USD	18,970	SGD	25,545	—
4/5/2016	USD	18,970	SGD	25,546	—
5/3/2016	AUD	77,301	USD	59,383	(2)
5/3/2016	AUD	101,465	USD	77,940	(8)
5/3/2016	AUD	101,459	USD	77,940	(4)
5/3/2016	AUD	101,461	USD	77,940	(5)
5/3/2016	AUD	101,459	USD	77,940	(3)
5/3/2016	CHF	58,638	USD	61,306	(2)
5/3/2016	CHF	76,954	USD	80,459	1
5/3/2016	CHF	76,960	USD	80,459	(6)
5/3/2016	CHF	77,055	USD	80,459	(105)
5/3/2016	CHF	76,954	USD	80,459	—
5/3/2016	DKK	55,535	USD	8,500	(1)
5/3/2016	DKK	72,858	USD	11,153	—
5/3/2016	DKK	72,865	USD	11,153	(1)
5/3/2016	DKK	72,866	USD	11,153	(1)
5/3/2016	DKK	72,865	USD	11,153	(1)
5/3/2016	EUR	205,052	USD	233,857	(11)
5/3/2016	EUR	269,130	USD	306,935	(15)
5/3/2016	EUR	269,135	USD	306,935	(21)
5/3/2016	EUR	269,138	USD	306,935	(24)
5/3/2016	EUR	269,126	USD	306,935	(11)
5/3/2016	ILS	18,899	USD	5,029	—
5/3/2016	ILS	24,800	USD	6,599	(1)
5/3/2016	ILS	24,797	USD	6,599	—
5/3/2016	ILS	24,801	USD	6,599	(1)
5/3/2016	ILS	24,800	USD	6,599	(1)
5/3/2016	NOK	89,490	USD	10,817	(1)
5/3/2016	NOK	117,406	USD	14,192	(1)
5/3/2016	NOK	117,409	USD	14,192	(1)
5/3/2016	NOK	117,408	USD	14,192	(1)
5/3/2016	NOK	117,408	USD	14,192	(1)
5/3/2016	NZD	7,278	USD	5,045	—
5/3/2016	NZD	9,546	USD	6,617	—
5/3/2016	NZD	9,546	USD	6,617	—
5/3/2016	NZD	9,546	USD	6,617	—
5/3/2016	NZD	9,546	USD	6,617	—
5/3/2016	SEK	285,122	USD	35,206	(1)
5/3/2016	SEK	217,242	USD	26,824	(1)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	93

Schedule of Investments (concluded)

WisdomTree International Hedged Equity Fund (HDWM)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/3/2016	SEK	285,131	USD	35,206	$(2)
5/3/2016	SEK	285,133	USD	35,206	(2)
5/3/2016	SEK	285,134	USD	35,206	(3)
5/4/2016	GBP	115,197	USD	165,579	(8)
5/4/2016	GBP	151,192	USD	217,317	(11)
5/4/2016	GBP	151,194	USD	217,317	(14)
5/4/2016	GBP	151,194	USD	217,317	(14)
5/4/2016	GBP	151,192	USD	217,317	(11)
5/4/2016	HKD	318,473	USD	41,066	(2)
5/4/2016	HKD	417,978	USD	53,895	(5)
5/4/2016	HKD	417,980	USD	53,895	(5)
5/4/2016	HKD	417,972	USD	53,895	(4)
5/4/2016	HKD	418,009	USD	53,895	(9)
5/5/2016	SGD	21,304	USD	15,817	(2)
5/5/2016	SGD	27,956	USD	20,754	(5)
5/5/2016	SGD	27,956	USD	20,754	(5)
5/5/2016	SGD	27,956	USD	20,754	(5)
5/5/2016	SGD	27,954	USD	20,754	(4)
5/9/2016	JPY	12,132,785	USD	108,048	(10)
5/9/2016	JPY	15,924,341	USD	141,810	(17)
5/9/2016	JPY	15,924,128	USD	141,810	(15)
5/9/2016	JPY	15,924,128	USD	141,810	(15)
5/9/2016	JPY	15,924,809	USD	141,810	(21)
					$(164,819)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

94	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 100.2%
Australia – 6.9%
Brambles Ltd.	467,488	$4,358,534
carsales.com Ltd.(a)	112,283	1,015,754
CSL Ltd.	88,168	6,879,986
Domino’s Pizza Enterprises Ltd.	13,432	593,916
Incitec Pivot Ltd.	716,547	1,758,339
JB Hi-Fi Ltd.(a)	50,751	920,568
Platinum Asset Management Ltd.	314,984	1,538,613
Ramsay Health Care Ltd.	35,164	1,659,782
REA Group Ltd.(a)	27,689	1,150,826
Seek Ltd.(a)	82,171	1,022,738
Telstra Corp., Ltd.	6,937,365	28,443,897
TPG Telecom Ltd.	119,759	1,044,693

Total Australia		50,387,646
Belgium – 0.1%
Melexis N.V.	11,887	647,491
China – 2.0%
China Everbright International Ltd.	370,000	413,096
China Overseas Land & Investment Ltd.	2,110,000	6,678,291
China South City Holdings Ltd.(a)	3,973,500	819,643
CITIC Telecom International Holdings Ltd.	1,248,000	469,817
CSPC Pharmaceutical Group Ltd.	1,298,000	1,174,744
Fosun International Ltd.	435,679	620,108
Guangdong Investment Ltd.	2,048,000	2,590,182
Guotai Junan International Holdings Ltd.	899,000	315,254
Lenovo Group Ltd.	1,812,500	1,411,388

Total China		14,492,523
Denmark – 4.3%
Chr Hansen Holding A/S	21,875	1,470,836
Coloplast A/S Class B	64,031	4,859,655
Novo Nordisk A/S Class B	392,370	21,317,053
Novozymes A/S Class B	39,111	1,761,145
Pandora A/S	18,200	2,387,063

Total Denmark		31,795,752
Finland – 1.9%
Caverion Corp.	56,058	543,626
Kone Oyj Class B	193,098	9,321,103
Konecranes Oyj(a)	27,361	654,140
Uponor Oyj	38,049	553,258
Wartsila Oyj Abp	69,722	3,159,796

Total Finland		14,231,923
France – 6.7%
Bureau Veritas S.A.	125,124	2,791,104
Cie Generale des Etablissements Michelin	47,618	4,879,882
Dassault Systemes	22,349	1,775,871
Essilor International S.A.	24,394	3,017,494
Gaztransport Et Technigaz S.A.	7,457	244,392
Hermes International	7,792	2,747,723
Ingenico Group S.A.	7,576	871,525
L’Oreal S.A.	94,102	16,883,990
SEB S.A.	10,097	1,048,891
Societe BIC S.A.	11,517	1,735,020
Societe Television Francaise 1	15,010	194,651
Sodexo S.A.	31,166	3,364,713
Tarkett S.A.	21,011	659,632
Teleperformance	12,603	$1,109,589
Thales S.A.	52,454	4,602,597
Valeo S.A.	14,247	2,220,972
Zodiac Aerospace	42,018	843,195

Total France		48,991,241
Germany – 7.2%
Axel Springer SE	39,978	2,158,033
Brenntag AG	39,137	2,238,849
Continental AG	30,358	6,918,895
Duerr AG	10,637	837,225
Evonik Industries AG	136,338	4,096,173
Fielmann AG	26,205	1,991,790
Hugo Boss AG	27,853	1,829,488
Infineon Technologies AG	231,652	3,301,059
MTU Aero Engines AG	14,310	1,374,514
ProSiebenSat.1 Media SE	87,050	4,482,256
RHOEN-KLINIKUM AG	38,657	1,204,811
SAP SE	236,537	19,164,710
Symrise AG	21,528	1,447,402
United Internet AG Registered Shares	36,778	1,848,458

Total Germany		52,893,663
Hong Kong – 3.0%
Chong Hing Bank Ltd.	129,000	262,772
Hong Kong Exchanges and Clearing Ltd.	186,700	4,496,272
Power Assets Holdings Ltd.	927,500	9,488,384
Techtronic Industries Co., Ltd.	238,000	940,457
Wharf Holdings Ltd. (The)	1,217,000	6,652,545

Total Hong Kong		21,840,430
Indonesia – 0.1%
Bumitama Agri Ltd.	549,100	379,224
Ireland – 0.3%
Greencore Group PLC	129,559	698,307
Paddy Power Betfair PLC	12,467	1,741,750

Total Ireland		2,440,057
Israel – 1.4%
Bezeq Israeli Telecommunication Corp., Ltd.	3,729,129	8,406,535
Israel Chemicals Ltd.	499,491	2,172,278

Total Israel		10,578,813
Italy – 1.5%
De’ Longhi SpA	33,132	755,112
Industria Macchine Automatiche SpA	16,080	944,601
Luxottica Group SpA	119,426	6,600,460
Recordati SpA	77,501	1,942,958
Salvatore Ferragamo SpA(a)	31,227	799,233

Total Italy		11,042,364
Japan – 13.7%
ABC-Mart, Inc.	11,900	763,370
Astellas Pharma, Inc.	457,500	6,091,452
Bandai Namco Holdings, Inc.	56,700	1,237,972
Casio Computer Co., Ltd.(a)	46,400	937,536
Chugai Pharmaceutical Co., Ltd.	81,100	2,514,645
CyberAgent, Inc.(a)	8,200	381,565
Daikin Industries Ltd.	37,700	2,821,588
Daito Trust Construction Co., Ltd.	32,000	4,549,669

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	95

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2016

Investments	Shares	Value
Fast Retailing Co., Ltd.	5,500	$1,762,623
Fuji Heavy Industries Ltd.	121,500	4,297,011
Hino Motors Ltd.	181,000	1,959,847
Hoya Corp.	80,600	3,069,964
Isuzu Motors Ltd.	186,500	1,928,137
ITOCHU Corp.	520,300	6,416,084
Japan Tobacco, Inc.	511,200	21,331,269
KDDI Corp.	622,000	16,635,366
Keyence Corp.	2,400	1,310,877
Koito Manufacturing Co., Ltd.	12,700	576,271
Kuraray Co., Ltd.	104,600	1,280,569
Minebea Co., Ltd.(a)	58,000	453,081
Murata Manufacturing Co., Ltd.	22,340	2,697,218
Nexon Co., Ltd.	43,400	740,999
Nippon Paint Holdings Co., Ltd.(a)	26,100	579,845
Nitori Holdings Co., Ltd.	7,400	678,802
Nitto Denko Corp.(a)	18,500	1,029,890
NOK Corp.	8,400	143,643
Omron Corp.	45,300	1,350,194
Sanrio Co., Ltd.(a)	32,500	636,439
SCSK Corp.	25,500	998,265
Shionogi & Co., Ltd.	50,900	2,398,837
Sundrug Co., Ltd.	7,600	569,349
Sysmex Corp.	12,500	782,953
Trend Micro, Inc.	46,100	1,689,862
Unicharm Corp.	20,000	435,785
Yahoo Japan Corp.(a)	1,178,200	5,021,200

Total Japan		100,072,177
Netherlands – 2.8%
Aalberts Industries N.V.	26,546	922,338
ASML Holding N.V.	38,275	3,894,063
Euronext N.V.(b)	22,630	941,005
Heineken N.V.	97,994	8,894,444
Koninklijke Ahold N.V.	251,241	5,660,187

Total Netherlands		20,312,037
New Zealand – 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	195,098	1,327,474
Mainfreight Ltd.	29,413	323,884
Ryman Healthcare Ltd.	79,788	462,563
Spark New Zealand Ltd.	2,035,663	5,158,765

Total New Zealand		7,272,686
Norway – 1.7%
Kongsberg Gruppen ASA	51,134	840,771
Telenor ASA	341,653	5,530,886
Veidekke ASA	83,173	1,131,263
Yara International ASA	120,955	4,553,772

Total Norway		12,056,692
Portugal – 0.3%
Jeronimo Martins, SGPS, S.A.	142,197	2,330,145
Singapore – 0.8%
First Resources Ltd.(a)	535,300	802,990
M1 Ltd.(a)	764,300	1,475,702
Raffles Medical Group Ltd.(a)	132,200	442,761
Singapore Exchange Ltd.	526,200	3,106,557

Total Singapore		5,828,010
Spain – 4.3%
Abertis Infraestructuras S.A.(a)	467,928	$7,705,138
Amadeus IT Holding S.A. Class A	96,152	4,129,695
Atresmedia Corp. de Medios de Comunicaion S.A.(a)	28,171	309,145
Distribuidora Internacional de Alimentacion S.A.*	178,484	928,686
Industria de Diseno Textil S.A.	510,418	17,196,396
Prosegur Cia de Seguridad S.A.	177,508	1,001,283

Total Spain		31,270,343
Sweden – 6.6%
Alfa Laval AB	139,970	2,294,647
Assa Abloy AB Class B	184,412	3,644,245
Atlas Copco AB Class A	197,313	4,972,559
Axfood AB	85,358	1,579,397
Boliden AB	60,688	972,452
Getinge AB Class B(a)	38,933	898,561
Hennes & Mauritz AB Class B	483,582	16,147,834
Hexagon AB Class B	50,041	1,950,604
Loomis AB Class B	24,575	695,716
Modern Times Group MTG AB Class B	33,607	1,008,206
NCC AB Class B	52,242	1,905,579
Sandvik AB(a)	510,595	5,290,683
SKF AB Class B(a)	143,064	2,587,142
Tele2 AB Class B	179,241	1,664,900
Trelleborg AB Class B	92,111	1,824,790
Wihlborgs Fastigheter AB	39,339	836,597

Total Sweden		48,273,912
Switzerland – 9.9%
ABB Ltd. Registered Shares*	670,257	13,116,082
Actelion Ltd. Registered Shares*	13,185	1,978,473
Adecco S.A. Registered Shares*	60,367	3,949,243
Cie Financiere Richemont S.A. Registered Shares	104,265	6,919,063
Geberit AG Registered Shares	11,449	4,295,542
Georg Fischer AG Registered Shares	1,599	1,297,367
Partners Group Holding AG	9,780	3,947,131
Roche Holding AG Genusschein	139,103	34,381,747
Sonova Holding AG Registered Shares	13,269	1,701,491
Straumann Holding AG Registered Shares	3,539	1,225,060

Total Switzerland		72,811,199
United Kingdom – 23.7%
Aggreko PLC	69,614	1,077,605
ARM Holdings PLC	107,915	1,572,777
Ashmore Group PLC(a)	502,632	2,077,717
Ashtead Group PLC	76,025	944,099
AVEVA Group PLC	16,301	369,013
Babcock International Group PLC	130,940	1,786,960
BBA Aviation PLC	353,459	1,018,085
Bellway PLC	35,809	1,350,013
Berkeley Group Holdings PLC	81,167	3,754,161
Bodycote PLC	82,906	719,135
Booker Group PLC	377,895	935,845
Bovis Homes Group PLC	22,090	295,751
British American Tobacco PLC	652,790	38,374,631
Britvic PLC	111,145	1,135,015
Burberry Group PLC	93,978	1,843,768

See Notes to Financial Statements.

96	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2016

Investments	Shares	Value
Compass Group PLC	435,043	$7,678,528
Crest Nicholson Holdings PLC	86,518	700,104
Croda International PLC	42,226	1,844,413
Daily Mail & General Trust PLC Class A Non-Voting Shares	48,310	483,274
Derwent London PLC	17,024	771,250
Drax Group PLC(a)	94,016	367,687
Dunelm Group PLC	68,343	897,326
easyJet PLC	115,474	2,521,096
Essentra PLC	70,491	838,396
Fresnillo PLC	27,357	374,525
Galliford Try PLC	48,454	999,376
Go-Ahead Group PLC	23,652	900,868
Hargreaves Lansdown PLC	158,573	3,063,204
Hays PLC	408,679	710,747
Howden Joinery Group PLC	157,625	1,083,157
IMI PLC	133,780	1,831,486
Inmarsat PLC	186,710	2,641,987
Interserve PLC	28,150	175,515
ITV PLC	793,233	2,749,954
Melrose Industries PLC	121,600	623,075
Moneysupermarket.com Group PLC	231,152	1,055,510
N Brown Group PLC	134,774	633,046
Next PLC	24,396	1,893,476
Reckitt Benckiser Group PLC	199,566	19,304,076
RELX N.V.	313,677	5,485,082
Renishaw PLC	10,033	264,615
Rightmove PLC	17,819	1,078,490
Smith & Nephew PLC	199,264	3,287,897
Taylor Wimpey PLC	1,693,338	4,631,587
Unilever N.V. CVA	557,134	25,004,840
Unilever PLC	446,130	20,214,543
Whitbread PLC	40,848	2,324,949

Total United Kingdom		173,688,654
TOTAL COMMON STOCKS (Cost: $730,994,498)		733,636,982
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
United States – 2.7%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $19,354,354)(d)	19,354,354	19,354,354
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $750,348,852)		752,991,336
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.9)%		(20,941,405)

NET ASSETS – 100.0%		$732,049,931
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $20,016,975 and the total market value of the collateral held by the Fund was $21,592,381. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,238,027.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	AUD	13,894,092	USD	9,909,155	$(778,871)
4/4/2016	AUD	10,586,336	USD	7,549,836	(593,700)
4/4/2016	AUD	13,894,325	USD	9,909,155	(779,051)
4/4/2016	AUD	13,893,546	USD	9,909,155	(778,451)
4/4/2016	AUD	13,894,910	USD	9,909,155	(779,500)
4/4/2016	AUD	566,364	USD	419,063	(16,612)
4/4/2016	AUD	109,980	USD	83,813	(789)
4/4/2016	CHF	15,317,980	USD	15,403,795	(591,590)
4/4/2016	CHF	15,317,072	USD	15,403,795	(590,641)
4/4/2016	CHF	15,318,150	USD	15,403,795	(591,767)
4/4/2016	CHF	11,670,749	USD	11,736,225	(450,637)
4/4/2016	CHF	15,318,304	USD	15,403,795	(591,928)
4/4/2016	CHF	646,400	USD	651,433	(23,553)
4/4/2016	CHF	126,401	USD	130,287	(1,704)
4/4/2016	DKK	45,009,755	USD	6,563,842	(320,541)
4/4/2016	DKK	34,296,536	USD	5,001,026	(244,737)
4/4/2016	DKK	45,013,516	USD	6,563,842	(321,117)
4/4/2016	DKK	45,009,866	USD	6,563,842	(320,559)
4/4/2016	DKK	45,008,665	USD	6,563,842	(320,375)
4/4/2016	DKK	1,880,112	USD	277,588	(9,981)
4/4/2016	DKK	368,599	USD	55,518	(860)
4/4/2016	EUR	39,379,638	USD	42,829,885	(2,045,201)
4/4/2016	EUR	39,378,914	USD	42,829,885	(2,044,376)
4/4/2016	EUR	30,004,200	USD	32,632,298	(1,559,003)
4/4/2016	EUR	39,380,543	USD	42,829,885	(2,046,232)
4/4/2016	EUR	39,379,819	USD	42,829,885	(2,045,407)
4/4/2016	EUR	1,644,270	USD	1,811,295	(62,434)
4/4/2016	EUR	322,560	USD	362,259	(5,315)
4/4/2016	GBP	15,933,149	USD	22,206,747	(693,967)
4/4/2016	GBP	20,912,858	USD	29,146,355	(911,695)
4/4/2016	GBP	20,913,158	USD	29,146,355	(912,126)
4/4/2016	GBP	20,912,798	USD	29,146,355	(911,609)
4/4/2016	GBP	20,911,583	USD	29,146,355	(909,862)
4/4/2016	GBP	867,060	USD	1,232,613	(13,613)
4/4/2016	GBP	173,390	USD	246,523	(2,691)
4/4/2016	ILS	8,686,740	USD	2,227,456	(83,154)
4/4/2016	ILS	8,685,007	USD	2,227,456	(82,693)
4/4/2016	ILS	8,686,254	USD	2,227,456	(83,025)
4/4/2016	ILS	6,617,668	USD	1,697,110	(63,142)
4/4/2016	ILS	8,686,633	USD	2,227,456	(83,126)
4/4/2016	ILS	368,112	USD	94,200	(3,715)
4/4/2016	ILS	72,390	USD	18,840	(415)
4/4/2016	JPY	51,570,000	DKK	3,000,000	31
4/4/2016	JPY	256,234,000	EUR	2,000,000	(662)
4/4/2016	JPY	23,027,829	NOK	1,690,302	(524)
4/4/2016	NOK	16,457,185	USD	1,887,346	(102,339)
4/4/2016	NOK	21,600,378	USD	2,477,136	(134,365)
4/4/2016	NOK	21,599,102	USD	2,477,136	(134,211)
4/4/2016	NOK	21,598,788	USD	2,477,136	(134,173)
4/4/2016	NOK	21,600,666	USD	2,477,136	(134,400)
4/4/2016	NOK	893,839	USD	104,759	(3,307)
4/4/2016	NOK	176,097	USD	20,952	(338)
4/4/2016	NZD	2,105,388	USD	1,385,400	(76,370)
4/4/2016	NZD	1,604,088	USD	1,055,543	(58,175)
4/4/2016	NZD	2,105,583	USD	1,385,400	(76,506)
4/4/2016	NZD	2,105,375	USD	1,385,400	(76,362)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	97

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	NZD	2,105,417	USD	1,385,400	$(76,390)
4/4/2016	NZD	86,436	USD	58,589	(1,423)
4/4/2016	NZD	17,348	USD	11,718	(327)
4/4/2016	SEK	82,633,379	USD	9,632,413	(560,807)
4/4/2016	SEK	82,634,612	USD	9,632,413	(560,959)
4/4/2016	SEK	62,873,059	USD	7,338,982	(416,709)
4/4/2016	SEK	82,638,398	USD	9,632,413	(561,426)
4/4/2016	SEK	82,627,513	USD	9,632,413	(560,084)
4/4/2016	SEK	3,451,191	USD	407,359	(18,362)
4/4/2016	SEK	669,645	USD	81,472	(1,132)
4/4/2016	USD	72,227	AUD	95,154	970
4/4/2016	USD	9,999,592	AUD	12,999,483	256
4/4/2016	USD	995,722	AUD	1,300,000	4,303
4/4/2016	USD	9,999,592	AUD	12,999,483	256
4/4/2016	USD	9,999,592	AUD	12,999,145	(4)
4/4/2016	USD	7,618,737	AUD	9,904,613	383
4/4/2016	USD	9,999,592	AUD	12,999,516	282
4/4/2016	USD	112,277	CHF	108,603	1,128
4/4/2016	USD	15,544,378	CHF	14,885,763	(325)
4/4/2016	USD	15,544,378	CHF	14,885,607	(487)
4/4/2016	USD	15,544,378	CHF	14,886,074	—
4/4/2016	USD	11,843,336	CHF	11,342,339	594
4/4/2016	USD	15,544,378	CHF	14,885,638	(455)
4/4/2016	USD	47,843	DKK	316,628	586
4/4/2016	USD	6,623,747	DKK	43,306,787	162
4/4/2016	USD	5,046,669	DKK	32,998,170	505
4/4/2016	USD	6,623,747	DKK	43,303,541	(334)
4/4/2016	USD	6,623,747	DKK	43,305,727	—
4/4/2016	USD	6,623,747	DKK	43,307,886	330
4/4/2016	USD	312,183	EUR	277,146	3,639
4/4/2016	USD	43,220,773	EUR	37,928,929	1,157
4/4/2016	USD	43,220,773	EUR	37,929,828	2,181
4/4/2016	USD	43,220,773	EUR	37,928,929	1,157
4/4/2016	USD	32,930,117	EUR	28,898,920	1,661
4/4/2016	USD	43,220,773	EUR	37,928,496	663
4/4/2016	USD	212,445	GBP	147,506	(435)
4/4/2016	USD	29,412,360	GBP	20,464,189	817
4/4/2016	USD	29,412,360	GBP	20,463,619	(1)
4/4/2016	USD	29,412,360	GBP	20,464,189	817
4/4/2016	USD	22,409,418	GBP	15,592,089	1,091
4/4/2016	USD	29,412,360	GBP	20,464,232	879
4/4/2016	USD	16,236	ILS	62,508	391
4/4/2016	USD	2,247,784	ILS	8,450,746	54
4/4/2016	USD	1,712,602	ILS	6,439,169	171
4/4/2016	USD	2,247,784	ILS	8,450,544	—
4/4/2016	USD	2,247,784	ILS	8,450,971	114
4/4/2016	USD	2,247,784	ILS	8,451,135	157
4/4/2016	USD	18,056	NOK	151,623	275
4/4/2016	USD	2,499,744	NOK	20,676,533	63
4/4/2016	USD	1,904,569	NOK	15,754,741	190
4/4/2016	USD	2,499,744	NOK	20,676,633	76
4/4/2016	USD	2,499,744	NOK	20,676,008	—
4/4/2016	USD	2,499,744	NOK	20,677,040	125
4/4/2016	USD	10,098	NZD	14,942	276
4/4/2016	USD	1,398,043	NZD	2,013,659	40
4/4/2016	USD	1,065,180	NZD	1,534,026	(106)
4/4/2016	USD	1,398,043	NZD	2,013,659	40
4/4/2016	USD	1,398,043	NZD	2,013,601	—
4/4/2016	USD	1,398,043	NZD	2,013,659	40
4/4/2016	USD	70,210	SEK	576,836	945
4/4/2016	USD	9,720,323	SEK	78,801,687	240
4/4/2016	USD	7,405,963	SEK	60,043,919	740
4/4/2016	USD	9,720,323	SEK	78,802,075	288
4/4/2016	USD	9,720,323	SEK	78,799,742	—
4/4/2016	USD	9,720,323	SEK	78,800,384	79
4/5/2016	HKD	57,349,507	USD	7,375,779	(17,908)
4/5/2016	HKD	43,691,335	USD	5,619,645	(13,186)
4/5/2016	HKD	57,345,575	USD	7,375,779	(17,402)
4/5/2016	HKD	57,347,493	USD	7,375,779	(17,649)
4/5/2016	HKD	57,348,268	USD	7,375,779	(17,749)
4/5/2016	HKD	2,420,778	USD	311,925	(170)
4/5/2016	HKD	483,655	USD	62,385	31
4/5/2016	JPY	2,282,910,068	USD	20,248,150	(64,149)
4/5/2016	JPY	1,739,379,026	USD	15,427,166	(49,040)
4/5/2016	JPY	2,282,841,225	USD	20,248,150	(63,537)
4/5/2016	JPY	2,282,887,795	USD	20,248,150	(63,951)
4/5/2016	JPY	2,282,918,168	USD	20,248,150	(64,222)
4/5/2016	JPY	97,358,482	USD	856,303	(9,949)
4/5/2016	JPY	19,137,577	USD	171,261	984
4/5/2016	SGD	1,595,970	USD	1,133,825	(51,364)
4/5/2016	SGD	1,595,983	USD	1,133,825	(51,374)
4/5/2016	SGD	1,596,066	USD	1,133,825	(51,435)
4/5/2016	SGD	1,595,846	USD	1,133,825	(51,272)
4/5/2016	SGD	1,215,932	USD	863,867	(39,100)
4/5/2016	SGD	66,018	USD	47,950	(1,076)
4/5/2016	SGD	13,060	USD	9,590	(108)
4/5/2016	USD	53,761	HKD	416,725	(35)
4/5/2016	USD	7,443,095	HKD	57,734,153	182
4/5/2016	USD	7,443,095	HKD	57,735,641	374
4/5/2016	USD	5,670,930	HKD	43,991,247	567
4/5/2016	USD	7,443,095	HKD	57,732,739	—
4/5/2016	USD	7,443,095	HKD	57,734,465	223
4/5/2016	USD	147,587	JPY	16,460,732	(1,127)
4/5/2016	USD	20,432,946	JPY	2,296,411,805	(514)
4/5/2016	USD	20,432,946	JPY	2,296,356,636	(1,005)
4/5/2016	USD	15,567,959	JPY	1,749,723,388	287
4/5/2016	USD	20,432,946	JPY	2,296,505,796	322
4/5/2016	USD	20,432,946	JPY	2,296,628,394	1,413
4/5/2016	USD	8,264	SGD	11,227	73
4/5/2016	USD	1,144,173	SGD	1,540,725	(10)
4/5/2016	USD	871,751	SGD	1,174,017	90
4/5/2016	USD	1,144,173	SGD	1,540,733	(4)
4/5/2016	USD	1,144,173	SGD	1,540,791	39
4/5/2016	USD	1,144,173	SGD	1,540,799	45
5/3/2016	AUD	13,529,572	USD	10,393,471	(283)
5/3/2016	AUD	10,308,559	USD	7,918,839	(452)
5/3/2016	AUD	13,529,818	USD	10,393,471	(472)
5/3/2016	AUD	13,529,290	USD	10,393,471	(66)
5/3/2016	AUD	13,529,765	USD	10,393,471	(431)
5/3/2016	CHF	14,625,663	USD	15,291,245	(493)
5/3/2016	CHF	11,143,774	USD	11,650,477	(802)
5/3/2016	CHF	14,625,067	USD	15,291,245	131
5/3/2016	CHF	14,626,321	USD	15,291,245	(1,180)
5/3/2016	CHF	14,625,204	USD	15,291,245	(13)
5/3/2016	DKK	43,588,248	USD	6,671,477	(867)
5/3/2016	DKK	43,583,825	USD	6,671,477	(190)

See Notes to Financial Statements.

98	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/3/2016	DKK	33,210,067	USD	5,083,033	$(653)
5/3/2016	DKK	43,582,224	USD	6,671,477	55
5/3/2016	DKK	43,585,933	USD	6,671,477	(512)
5/3/2016	EUR	39,748,770	USD	45,332,478	(2,084)
5/3/2016	EUR	30,285,229	USD	34,539,032	(2,103)
5/3/2016	EUR	39,748,909	USD	45,332,478	(2,243)
5/3/2016	EUR	39,750,582	USD	45,332,478	(4,151)
5/3/2016	EUR	39,748,317	USD	45,332,478	(1,567)
5/3/2016	ILS	8,567,269	USD	2,279,764	(120)
5/3/2016	ILS	6,528,309	USD	1,736,966	(319)
5/3/2016	ILS	8,567,852	USD	2,279,764	(275)
5/3/2016	ILS	8,568,363	USD	2,279,764	(411)
5/3/2016	ILS	8,567,809	USD	2,279,764	(264)
5/3/2016	NOK	21,657,243	USD	2,617,801	(240)
5/3/2016	NOK	21,656,240	USD	2,617,801	(119)
5/3/2016	NOK	16,501,248	USD	1,994,519	(238)
5/3/2016	NOK	21,655,463	USD	2,617,801	(25)
5/3/2016	NOK	21,656,583	USD	2,617,801	(160)
5/3/2016	NZD	2,134,462	USD	1,479,592	(54)
5/3/2016	NZD	1,626,057	USD	1,127,311	101
5/3/2016	NZD	2,134,437	USD	1,479,592	(37)
5/3/2016	NZD	2,134,373	USD	1,479,592	8
5/3/2016	NZD	2,134,453	USD	1,479,592	(47)
5/3/2016	SEK	82,232,329	USD	10,153,670	(456)
5/3/2016	SEK	82,231,182	USD	10,153,670	(314)
5/3/2016	SEK	62,657,633	USD	7,736,131	(893)
5/3/2016	SEK	82,228,887	USD	10,153,670	(31)
5/3/2016	SEK	82,233,964	USD	10,153,670	(658)
5/4/2016	GBP	21,192,503	USD	30,461,278	(1,461)
5/4/2016	GBP	16,146,795	USD	23,208,596	(1,291)
5/4/2016	GBP	21,192,518	USD	30,461,278	(1,482)
5/4/2016	GBP	21,191,678	USD	30,461,278	(274)
5/4/2016	GBP	21,192,533	USD	30,461,278	(1,504)
5/4/2016	HKD	59,334,171	USD	7,650,934	(434)
5/4/2016	HKD	59,336,115	USD	7,650,934	(685)
5/4/2016	HKD	59,331,547	USD	7,650,934	(96)
5/4/2016	HKD	45,209,807	USD	5,829,285	(692)
5/4/2016	HKD	59,340,506	USD	7,650,934	(1,251)
5/5/2016	SGD	1,709,712	USD	1,269,385	(181)
5/5/2016	SGD	1,709,860	USD	1,269,385	(291)
5/5/2016	SGD	1,709,806	USD	1,269,385	(251)
5/5/2016	SGD	1,302,723	USD	967,155	(197)
5/5/2016	SGD	1,709,887	USD	1,269,385	(311)
5/9/2016	JPY	2,384,181,856	USD	21,232,229	(1,991)
5/9/2016	JPY	2,384,209,458	USD	21,232,229	(2,237)
5/9/2016	JPY	2,384,239,183	USD	21,232,229	(2,502)
5/9/2016	JPY	1,816,445,390	USD	16,176,939	(854)
5/9/2016	JPY	2,384,311,373	USD	21,232,229	(3,145)
					$(27,019,875)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	99

Schedule of Investments

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

March 31, 2016

Investments	Shares	Value

EXCHANGE-TRADED FUND – 99.9%
United States – 99.9%
WisdomTree International SmallCap Dividend Fund(a)
(Cost: $1,215,760)	19,180	$1,129,702
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,215,760)		1,129,702
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		1,076

NET ASSETS – 100.0%		$1,130,778
(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	AUD	34,712	USD	24,756	$(1,946)
4/4/2016	AUD	26,448	USD	18,862	(1,483)
4/4/2016	AUD	34,710	USD	24,756	(1,945)
4/4/2016	AUD	34,712	USD	24,756	(1,946)
4/4/2016	AUD	34,714	USD	24,756	(1,947)
4/4/2016	CHF	3,840	USD	3,861	(148)
4/4/2016	CHF	3,840	USD	3,861	(148)
4/4/2016	CHF	2,929	USD	2,945	(113)
4/4/2016	CHF	3,839	USD	3,861	(148)
4/4/2016	CHF	3,839	USD	3,861	(148)
4/4/2016	DKK	17,865	USD	2,605	(127)
4/4/2016	DKK	13,627	USD	1,987	(97)
4/4/2016	DKK	17,863	USD	2,605	(127)
4/4/2016	DKK	17,863	USD	2,605	(127)
4/4/2016	DKK	17,863	USD	2,605	(127)
4/4/2016	EUR	31,863	USD	34,654	(1,656)
4/4/2016	EUR	41,815	USD	45,479	(2,171)
4/4/2016	EUR	41,816	USD	45,479	(2,173)
4/4/2016	EUR	41,815	USD	45,479	(2,172)
4/4/2016	EUR	41,816	USD	45,479	(2,172)
4/4/2016	GBP	26,198	USD	36,512	(1,143)
4/4/2016	GBP	26,198	USD	36,512	(1,142)
4/4/2016	GBP	19,960	USD	27,819	(869)
4/4/2016	GBP	26,196	USD	36,512	(1,140)
4/4/2016	GBP	26,198	USD	36,512	(1,142)
4/4/2016	ILS	18,380	USD	4,713	(176)
4/4/2016	ILS	14,018	USD	3,595	(134)
4/4/2016	ILS	18,379	USD	4,713	(176)
4/4/2016	ILS	18,376	USD	4,713	(175)
4/4/2016	ILS	18,380	USD	4,713	(176)
4/4/2016	NOK	74,825	USD	8,581	(465)
4/4/2016	NOK	74,821	USD	8,581	(465)
4/4/2016	NOK	57,045	USD	6,542	(355)
4/4/2016	NOK	74,820	USD	8,581	(465)
4/4/2016	NOK	74,826	USD	8,581	(466)
4/4/2016	NZD	16,902	USD	11,121	(614)
4/4/2016	NZD	12,879	USD	8,475	(467)
4/4/2016	NZD	16,900	USD	11,121	(613)
4/4/2016	NZD	16,901	USD	11,121	(613)
4/4/2016	NZD	16,901	USD	11,121	(613)
4/4/2016	SEK	124,510	USD	14,513	(846)
4/4/2016	SEK	124,504	USD	14,513	(845)
4/4/2016	SEK	94,760	USD	11,061	(628)
4/4/2016	SEK	124,502	USD	14,513	$(845)
4/4/2016	SEK	124,494	USD	14,513	(844)
4/4/2016	USD	24,756	AUD	32,183	1
4/4/2016	USD	1,813	AUD	2,365	6
4/4/2016	USD	7,437	AUD	9,682	11
4/4/2016	USD	18,862	AUD	24,519	(1)
4/4/2016	USD	24,756	AUD	32,182	—
4/4/2016	USD	24,756	AUD	32,183	1
4/4/2016	USD	24,756	AUD	32,183	1
4/4/2016	USD	3,861	CHF	3,697	—
4/4/2016	USD	702	CHF	675	3
4/4/2016	USD	3,861	CHF	3,697	—
4/4/2016	USD	2,945	CHF	2,820	—
4/4/2016	USD	3,861	CHF	3,697	—
4/4/2016	USD	3,861	CHF	3,697	—
4/4/2016	USD	2,605	DKK	17,032	—
4/4/2016	USD	606	DKK	3,965	1
4/4/2016	USD	1,987	DKK	12,992	—
4/4/2016	USD	2,605	DKK	17,031	—
4/4/2016	USD	2,605	DKK	17,032	—
4/4/2016	USD	2,605	DKK	17,031	—
4/4/2016	USD	45,479	EUR	39,911	1
4/4/2016	USD	2,682	EUR	2,356	3
4/4/2016	USD	7,648	EUR	6,715	4
4/4/2016	USD	34,654	EUR	30,412	2
4/4/2016	USD	45,479	EUR	39,911	1
4/4/2016	USD	45,479	EUR	39,912	2
4/4/2016	USD	45,479	EUR	39,910	1
4/4/2016	USD	36,512	GBP	25,404	1
4/4/2016	USD	365	GBP	254	—
4/4/2016	USD	5,061	GBP	3,520	(2)
4/4/2016	USD	27,819	GBP	19,356	1
4/4/2016	USD	36,512	GBP	25,404	1
4/4/2016	USD	36,512	GBP	25,404	1
4/4/2016	USD	36,512	GBP	25,403	—
4/4/2016	USD	4,713	ILS	17,719	—
4/4/2016	USD	837	ILS	3,141	(1)
4/4/2016	USD	4,713	ILS	17,719	—
4/4/2016	USD	4,713	ILS	17,719	—
4/4/2016	USD	4,713	ILS	17,720	—
4/4/2016	USD	3,595	ILS	13,517	—
4/4/2016	USD	8,581	NOK	70,977	—
4/4/2016	USD	2,217	NOK	18,320	(2)
4/4/2016	USD	8,581	NOK	70,976	—
4/4/2016	USD	6,542	NOK	54,116	1
4/4/2016	USD	8,581	NOK	70,978	—
4/4/2016	USD	8,581	NOK	70,979	1
4/4/2016	USD	11,121	NZD	16,018	—
4/4/2016	USD	2,914	NZD	4,215	12
4/4/2016	USD	11,121	NZD	16,018	—
4/4/2016	USD	11,121	NZD	16,018	—
4/4/2016	USD	11,121	NZD	16,018	—
4/4/2016	USD	8,475	NZD	12,207	—
4/4/2016	USD	14,513	SEK	117,655	—
4/4/2016	USD	4,003	SEK	32,485	4
4/4/2016	USD	14,513	SEK	117,656	1
4/4/2016	USD	11,061	SEK	89,677	1
4/4/2016	USD	14,513	SEK	117,653	—
4/4/2016	USD	14,513	SEK	117,654	—

See Notes to Financial Statements.

100	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

March 31, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2016	HKD	28,533	USD	3,670	$(9)
4/5/2016	HKD	37,420	USD	4,813	(11)
4/5/2016	HKD	37,422	USD	4,813	(11)
4/5/2016	HKD	37,423	USD	4,813	(12)
4/5/2016	HKD	37,422	USD	4,813	(12)
4/5/2016	JPY	6,926,407	USD	61,434	(194)
4/5/2016	JPY	5,277,837	USD	46,811	(149)
4/5/2016	JPY	6,926,265	USD	61,434	(193)
4/5/2016	JPY	6,926,474	USD	61,434	(195)
4/5/2016	JPY	6,926,499	USD	61,434	(195)
4/5/2016	SGD	10,880	USD	7,729	(351)
4/5/2016	SGD	10,879	USD	7,729	(350)
4/5/2016	SGD	10,879	USD	7,729	(350)
4/5/2016	SGD	10,878	USD	7,729	(349)
4/5/2016	SGD	8,295	USD	5,893	(267)
4/5/2016	USD	4,813	HKD	37,333	—
4/5/2016	USD	54	HKD	420	—
4/5/2016	USD	4,813	HKD	37,334	—
4/5/2016	USD	3,670	HKD	28,469	—
4/5/2016	USD	4,813	HKD	37,333	—
4/5/2016	USD	4,813	HKD	37,332	—
4/5/2016	USD	61,434	JPY	6,904,425	(1)
4/5/2016	USD	924	JPY	104,000	1
4/5/2016	USD	61,434	JPY	6,904,260	(3)
4/5/2016	USD	61,434	JPY	6,904,708	1
4/5/2016	USD	46,811	JPY	5,261,256	1
4/5/2016	USD	61,434	JPY	6,905,077	4
4/5/2016	USD	7,729	SGD	10,408	—
4/5/2016	USD	7,729	SGD	10,408	—
4/5/2016	USD	1,668	SGD	2,247	1
4/5/2016	USD	7,729	SGD	10,408	—
4/5/2016	USD	5,893	SGD	7,936	1
4/5/2016	USD	7,729	SGD	10,408	—
5/3/2016	AUD	35,543	USD	27,304	(1)
5/3/2016	AUD	35,543	USD	27,304	(1)
5/3/2016	AUD	35,542	USD	27,304	—
5/3/2016	AUD	35,543	USD	27,304	(1)
5/3/2016	AUD	27,081	USD	20,805	1
5/3/2016	CHF	3,944	USD	4,124	—
5/3/2016	CHF	3,944	USD	4,124	—
5/3/2016	CHF	3,945	USD	4,124	—
5/3/2016	CHF	3,944	USD	4,124	—
5/3/2016	CHF	3,007	USD	3,144	—
5/3/2016	DKK	18,457	USD	2,825	—
5/3/2016	DKK	14,080	USD	2,155	—
5/3/2016	DKK	18,455	USD	2,825	—
5/3/2016	DKK	18,456	USD	2,825	—
5/3/2016	DKK	18,455	USD	2,825	—
5/3/2016	EUR	41,798	USD	47,670	(2)
5/3/2016	EUR	31,849	USD	36,323	(2)
5/3/2016	EUR	41,800	USD	47,670	(4)
5/3/2016	EUR	41,799	USD	47,670	(2)
5/3/2016	EUR	41,798	USD	47,670	(2)
5/3/2016	ILS	19,346	USD	5,148	—
5/3/2016	ILS	14,748	USD	3,924	(1)
5/3/2016	ILS	19,347	USD	5,148	(1)
5/3/2016	ILS	19,348	USD	5,148	(1)
5/3/2016	ILS	19,347	USD	5,148	(1)
5/3/2016	NOK	73,390	USD	8,871	$(1)
5/3/2016	NOK	73,387	USD	8,871	—
5/3/2016	NOK	73,384	USD	8,871	—
5/3/2016	NOK	55,952	USD	6,763	(1)
5/3/2016	NOK	73,388	USD	8,871	—
5/3/2016	NZD	17,518	USD	12,143	—
5/3/2016	NZD	13,347	USD	9,252	—
5/3/2016	NZD	17,517	USD	12,143	—
5/3/2016	NZD	17,517	USD	12,143	—
5/3/2016	NZD	17,517	USD	12,143	—
5/3/2016	SEK	123,830	USD	15,290	(1)
5/3/2016	SEK	123,833	USD	15,290	(1)
5/3/2016	SEK	94,373	USD	11,652	(1)
5/3/2016	SEK	123,829	USD	15,290	—
5/3/2016	SEK	123,825	USD	15,290	—
5/4/2016	GBP	26,570	USD	38,191	(2)
5/4/2016	GBP	26,569	USD	38,191	—
5/4/2016	GBP	26,570	USD	38,191	(2)
5/4/2016	GBP	20,245	USD	29,099	(2)
5/4/2016	GBP	26,570	USD	38,191	(2)
5/4/2016	HKD	37,993	USD	4,899	—
5/4/2016	HKD	37,994	USD	4,899	—
5/4/2016	HKD	28,976	USD	3,736	(1)
5/4/2016	HKD	37,991	USD	4,899	—
5/4/2016	HKD	37,997	USD	4,899	(1)
5/5/2016	SGD	11,361	USD	8,434	(2)
5/5/2016	SGD	11,360	USD	8,434	(1)
5/5/2016	SGD	11,360	USD	8,434	(2)
5/5/2016	SGD	8,656	USD	6,426	(2)
5/5/2016	SGD	11,361	USD	8,434	(2)
5/9/2016	JPY	7,217,260	USD	64,273	(6)
5/9/2016	JPY	5,498,885	USD	48,971	(4)
5/9/2016	JPY	7,217,433	USD	64,273	(8)
5/9/2016	JPY	7,217,343	USD	64,273	(7)
5/9/2016	JPY	7,217,652	USD	64,273	(9)
					$(39,001)

CURRENCY LEGEND
AUD	– Australian dollar
CHF	– Swiss franc
DKK	– Danish krone
EUR	– Euro
GBP	– British pound
HKD	– Hong Kong dollar
ILS	– Israeli New shekel
JPY	– Japanese yen
NOK	– Norwegian krone
NZD	– New Zealand dollar
SEK	– Swedish krona
SGD	– Singapore dollar
USD	– U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	101

Schedule of Investments

WisdomTree International High Dividend Fund (DTH)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 11.4%
Adelaide Brighton Ltd.	50,787	$198,074
AGL Energy Ltd.	21,271	301,074
ALS Ltd.	15,467	47,473
Amcor Ltd.	45,036	497,140
AMP Ltd.	100,117	445,917
ASX Ltd.	10,184	324,564
Aurizon Holdings Ltd.	67,164	204,597
Australia & New Zealand Banking Group Ltd.	122,252	2,206,233
Bank of Queensland Ltd.	22,871	213,233
Bendigo & Adelaide Bank Ltd.	31,079	212,060
BHP Billiton Ltd.	160,364	2,079,849
Brickworks Ltd.	15,368	187,258
Cabcharge Australia Ltd.(a)	32,518	81,047
Cardno Ltd.	14,205	12,238
CIMIC Group Ltd.	18,378	491,411
Coca-Cola Amatil Ltd.	43,368	294,910
Commonwealth Bank of Australia	62,954	3,628,177
DuluxGroup Ltd.	28,783	139,047
Fairfax Media Ltd.	159,722	105,665
Flight Centre Travel Group Ltd.(a)	4,565	151,808
Fortescue Metals Group Ltd.(a)	170,571	334,590
Harvey Norman Holdings Ltd.	28,160	101,812
Incitec Pivot Ltd.	75,019	184,090
Insurance Australia Group Ltd.	133,792	574,291
IOOF Holdings Ltd.(a)	15,835	108,046
JB Hi-Fi Ltd.	7,446	135,062
LendLease Group	20,121	214,681
Macquarie Group Ltd.	10,564	537,071
McMillan Shakespeare Ltd.(a)	7,501	72,069
Mineral Resources Ltd.(a)	17,609	81,410
National Australia Bank Ltd.	118,191	2,385,699
New Hope Corp., Ltd.	12,367	12,462
Orica Ltd.	19,468	230,177
Origin Energy Ltd.	55,106	215,766
Platinum Asset Management Ltd.	20,262	98,974
Primary Health Care Ltd.	39,962	115,278
Programmed Maintenance Services Ltd.	45,153	51,406
Rio Tinto Ltd.	21,573	708,442
SAI Global Ltd.	40,263	116,766
Santos Ltd.	57,606	178,583
Seven Group Holdings Ltd.(a)	25,988	109,152
Seven West Media Ltd.	149,020	118,073
Sonic Healthcare Ltd.	16,570	239,379
Suncorp Group Ltd.	54,600	500,232
Super Retail Group Ltd.(a)	12,721	83,765
Tabcorp Holdings Ltd.	44,911	147,864
Tatts Group Ltd.	85,515	248,657
Telstra Corp., Ltd.	562,488	2,306,258
Wesfarmers Ltd.	52,669	1,679,372
Westpac Banking Corp.	139,777	3,263,336
Woodside Petroleum Ltd.	71,230	1,422,443
Woolworths Ltd.	60,835	1,034,220

Total Australia		29,431,201
Austria – 0.4%
EVN AG	13,595	156,471
Oesterreichische Post AG	3,455	140,674
OMV AG	17,187	484,250
UNIQA Insurance Group AG	16,174	113,849
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,230	89,658

Total Austria		984,902
Belgium – 0.7%
Ageas	5,891	234,086
Bekaert S.A.	4,171	169,708
bpost S.A.	8,126	226,083
Cofinimmo S.A.	1,193	146,620
Elia System Operator S.A./N.V.	2,658	132,410
EVS Broadcast Equipment S.A.	3,076	113,868
Exmar N.V.(a)	5,467	45,964
Proximus SADP	18,791	643,148

Total Belgium		1,711,887
China – 3.9%
China Jinmao Holdings Group Ltd.	280,000	77,973
China Mobile Ltd.	572,000	6,375,180
China Power International Development Ltd.	259,000	134,232
China Resources Power Holdings Co., Ltd.	160,000	299,102
China South City Holdings Ltd.(a)	300,000	61,883
CNOOC Ltd.	2,160,000	2,550,825
Dah Chong Hong Holdings Ltd.	201,000	81,887
Shanghai Industrial Holdings Ltd.	45,000	106,052
Shenzhen Investment Ltd.	312,000	123,890
Sino-Ocean Land Holdings Ltd.	256,000	121,126
Yuexiu Property Co., Ltd.	782,000	112,916

Total China		10,045,066
Denmark – 0.2%
TDC A/S	50,400	247,068
Tryg A/S	14,247	276,967

Total Denmark		524,035
Finland – 1.9%
Elisa Oyj(a)	11,571	450,557
Fortum Oyj(a)	55,067	835,224
Kemira Oyj	8,391	93,803
Kesko Oyj Class B	4,167	184,290
Kone Oyj Class B	13,832	667,689
Metso Oyj(a)	6,465	154,490
Neste Oyj(a)	7,675	252,936
Nokian Renkaat Oyj(a)	5,908	208,841
Orion Oyj Class B	6,909	228,715
Ramirent Oyj	3,895	25,522
Sampo Oyj Class A	18,181	864,776
Stora Enso Oyj Class R	23,632	211,803
Tikkurila Oyj	3,499	63,637
UPM-Kymmene Oyj	33,371	605,405

Total Finland		4,847,688

See Notes to Financial Statements.

102	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2016

Investments	Shares	Value
France – 9.9%
AXA S.A.	75,712	$1,785,085
BNP Paribas S.A.	25,993	1,310,107
Bourbon S.A.(a)	7,035	105,340
Bouygues S.A.	14,744	602,335
Casino Guichard Perrachon S.A.(a)	3,985	228,781
Cie de Saint-Gobain	18,795	829,513
CNP Assurances	30,193	471,540
Edenred	6,682	129,979
Electricite de France S.A.	104,935	1,179,525
Engie S.A.	138,081	2,146,258
Eutelsat Communications S.A.	6,651	215,172
Klepierre	8,842	424,196
Lagardere SCA	3,473	92,411
Metropole Television S.A.	8,175	149,286
Natixis S.A.	67,607	333,359
Neopost S.A.	3,106	65,374
Nexity S.A.	3,590	187,347
Orange S.A.	111,996	1,964,788
Rallye S.A.(a)	5,457	94,895
Rexel S.A.	13,594	194,490
Sanofi	40,797	3,294,298
SCOR SE	3,306	117,541
Suez Environnement Co.	25,408	466,734
Technip S.A.	3,846	213,482
TOTAL S.A.	125,247	5,717,575
Veolia Environnement S.A.	16,696	402,779
Vinci S.A.	21,995	1,640,967
Vivendi S.A.	57,275	1,206,148

Total France		25,569,305
Germany – 8.5%
Allianz SE Registered Shares	15,118	2,462,703
Axel Springer SE	3,984	215,058
BASF SE	28,960	2,187,992
Bayerische Motoren Werke AG	16,007	1,472,031
Comdirect Bank AG	9,974	111,863
Daimler AG Registered Shares	32,395	2,487,013
Deutsche Boerse AG	5,960	509,311
Deutsche Post AG Registered Shares	38,117	1,060,713
Deutsche Telekom AG Registered Shares	144,982	2,606,256
Drillisch AG(a)	3,478	142,859
E.ON SE	71,389	686,443
Evonik Industries AG	14,203	426,719
Freenet AG	9,616	288,084
Hannover Rueck SE	5,231	610,405
Hugo Boss AG	2,625	172,420
K+S AG Registered Shares	5,166	121,064
MAN SE	3,898	422,520
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	6,036	1,229,501
ProSiebenSat.1 Media SE	7,062	363,627
Siemens AG Registered Shares	28,182	2,991,495
Suedzucker AG	10,902	192,500
Talanx AG*	9,761	333,806
Telefonica Deutschland Holding AG	138,921	753,702

Total Germany		21,848,085
Hong Kong – 2.4%
Bank of East Asia Ltd. (The)(a)	37,800	141,326
BOC Hong Kong Holdings Ltd.	307,547	917,897
CLP Holdings Ltd.	109,500	990,315
Hang Lung Properties Ltd.	96,000	183,422
Hang Seng Bank Ltd.	60,618	1,071,446
Hopewell Holdings Ltd.	46,000	148,558
Hysan Development Co., Ltd.	34,000	144,871
Kowloon Development Co., Ltd.	24,000	22,433
New World Development Co., Ltd.	224,666	214,049
PCCW Ltd.	320,380	207,348
Power Assets Holdings Ltd.	83,518	854,394
Sino Land Co., Ltd.	172,000	272,307
SJM Holdings Ltd.	466,000	332,833
Swire Pacific Ltd. Class B	80,000	155,946
Television Broadcasts Ltd.	29,300	105,391
Wharf Holdings Ltd. (The)	69,000	377,178

Total Hong Kong		6,139,714
Israel – 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	329,759	743,372
Delek Automotive Systems Ltd.	17,567	169,806
Gazit-Globe Ltd.	10,444	95,259
Harel Insurance Investments & Financial Services Ltd.	21,907	83,619
Israel Chemicals Ltd.	41,584	180,848
Matrix IT Ltd.	10,764	68,859
Migdal Insurance & Financial Holding Ltd.	119,643	83,061
Phoenix Holdings Ltd. (The)*	7,014	17,873
Sella Capital Real Estate Ltd.	23,605	37,107
Shikun & Binui Ltd.	25,429	45,115

Total Israel		1,524,919
Italy – 3.9%
ACEA SpA	14,557	223,114
Assicurazioni Generali SpA	37,717	560,035
Atlantia SpA	32,668	907,218
Azimut Holding SpA	3,791	87,481
Banca Generali SpA	4,981	146,727
Banca Mediolanum SpA	21,781	173,992
Enel SpA	308,431	1,370,041
Eni SpA	240,658	3,647,418
ERG SpA	12,528	170,744
Hera SpA	75,901	227,131
MARR SpA	3,585	72,310
Snam SpA	203,285	1,275,253
Societa Iniziative Autostradali e Servizi SpA	21,954	225,159
Telecom Italia SpA RSP	229,611	201,473
Terna Rete Elettrica Nazionale SpA	101,605	580,657
Unipol Gruppo Finanziario SpA	20,684	83,816

Total Italy		9,952,569

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	103

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2016

Investments	Shares	Value
Japan – 4.3%
Aozora Bank Ltd.	62,000	$216,789
Asahi Holdings, Inc.(a)	3,100	41,813
Benesse Holdings, Inc.(a)	2,600	74,950
Canon, Inc.	46,400	1,385,044
Daihatsu Motor Co., Ltd.(a)	12,500	176,387
Daito Trust Construction Co., Ltd.	2,200	312,790
Daiwa Securities Group, Inc.	61,000	375,731
Dynam Japan Holdings Co., Ltd.	60,000	86,482
Fuji Corp., Ltd.(a)	9,600	58,423
Idec Corp.	6,900	65,688
ITOCHU Corp.	55,200	680,699
Japan Pulp & Paper Co., Ltd.(a)	25,000	71,622
JX Holdings, Inc.(a)	74,100	285,997
Marubeni Corp.(a)	59,400	301,241
Matsui Securities Co., Ltd.	7,000	59,727
Max Co., Ltd.	7,000	71,996
Mitsui & Co., Ltd.	62,000	714,356
Mizuho Financial Group, Inc.	521,400	779,815
Nippon Road Co., Ltd. (The)(a)	14,000	65,145
Nippon Valqua Industries Ltd.	25,000	65,617
NTT DOCOMO, Inc.	120,300	2,732,023
Ryoden Trading Co., Ltd.(a)	9,000	52,849
Sankyo Co., Ltd.	4,700	175,212
Sanoh Industrial Co., Ltd.	7,200	39,397
Shinko Plantech Co., Ltd.	6,800	51,849
Showa Shell Sekiyu K.K.	14,200	127,604
Space Co., Ltd.	6,700	81,071
Sumitomo Corp.	41,400	411,993
Systena Corp.	6,800	115,799
Takaoka Toko Co., Ltd.(a)	5,300	73,703
Takeda Pharmaceutical Co., Ltd.	22,300	1,019,020
TonenGeneral Sekiyu K.K.	19,000	172,090

Total Japan		10,942,922
Netherlands – 0.8%
Aegon N.V.	53,611	295,321
Boskalis Westminster	5,246	206,513
Koninklijke Ahold N.V.	28,559	643,403
Koninklijke DSM N.V.	4,110	226,380
Koninklijke Philips N.V.	27,737	791,299

Total Netherlands		2,162,916
New Zealand – 1.0%
Air New Zealand Ltd.	90,348	179,404
Auckland International Airport Ltd.	78,894	352,210
Contact Energy Ltd.	38,641	134,142
Fisher & Paykel Healthcare Corp., Ltd.	42,527	289,359
Fletcher Building Ltd.	26,077	142,850
Genesis Energy Ltd.(a)	129,657	184,543
Mighty River Power Ltd.	118,356	239,950
Nuplex Industries Ltd.	20,024	72,294
SKY Network Television Ltd.	33,340	115,277
SKYCITY Entertainment Group Ltd.	39,651	137,924
Spark New Zealand Ltd.	202,647	513,547
Trade Me Group Ltd.	30,934	94,715
Vector Ltd.	103,832	236,457

Total New Zealand		2,692,672
Norway – 1.9%
Aker ASA Class A	6,045	112,916
Austevoll Seafood ASA	22,971	188,850
Gjensidige Forsikring ASA	27,052	461,483
Marine Harvest ASA*	22,776	351,088
Ocean Yield ASA(a)	11,706	78,547
Orkla ASA	46,739	423,526
Salmar ASA	11,658	286,120
Statoil ASA	154,755	2,437,912
TGS Nopec Geophysical Co. ASA	5,671	86,595
Yara International ASA	11,586	436,195

Total Norway		4,863,232
Portugal – 0.5%
EDP-Energias de Portugal S.A.	210,322	749,216
Galp Energia, SGPS, S.A.	28,367	357,198
Portucel S.A.	60,916	222,134

Total Portugal		1,328,548
Singapore – 3.0%
Asian Pay Television Trust	349,100	145,177
DBS Group Holdings Ltd.	42,900	489,976
Frasers Centrepoint Ltd.	98,500	119,230
Hutchison Port Holdings Trust	640,223	320,112
Jardine Cycle & Carriage Ltd.	9,844	292,630
Keppel Corp., Ltd.(a)	89,900	389,215
M1 Ltd.(a)	61,800	119,323
Olam International Ltd.	76,900	98,224
Oversea-Chinese Banking Corp., Ltd.	85,847	563,558
Pacc Offshore Services Holdings Ltd.	97,300	26,012
Religare Health Trust	75,800	55,164
SATS Ltd.	80,800	237,012
Sembcorp Industries Ltd.	87,500	196,235
Sembcorp Marine Ltd.(a)	116,100	142,258
SIA Engineering Co., Ltd.	59,200	158,265
Singapore Airlines Ltd.	47,600	403,677
Singapore Exchange Ltd.	35,400	208,993
Singapore Post Ltd.	215,800	262,018
Singapore Press Holdings Ltd.(a)	91,600	272,093
Singapore Technologies Engineering Ltd.	139,000	333,410
Singapore Telecommunications Ltd.	628,400	1,782,629
StarHub Ltd.	89,600	222,902
United Engineers Ltd.	21,600	37,535
United Overseas Bank Ltd.	33,600	470,839
Venture Corp., Ltd.	39,400	244,604
Wing Tai Holdings Ltd.	47,700	62,344

Total Singapore		7,653,435
Spain – 5.3%
Abertis Infraestructuras S.A.	42,781	704,453
Acerinox S.A.(a)	8,101	93,977
ACS Actividades de Construccion y Servicios S.A.	16,931	505,303

See Notes to Financial Statements.

104	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2016

Investments	Shares	Value
Banco Bilbao Vizcaya Argentaria S.A.	205,080	$1,365,270
Banco Santander S.A.	858,240	3,788,802
Bolsas y Mercados Espanoles SHMSF S.A.(a)	6,913	223,333
CaixaBank S.A.	214,820	635,741
Enagas S.A.	11,707	352,395
Ferrovial S.A.	19,290	415,129
Gas Natural SDG S.A.	48,496	982,035
Mapfre S.A.	85,997	186,098
Red Electrica Corp. S.A.	5,959	518,121
Repsol S.A.	79,304	896,479
Tecnicas Reunidas S.A.(a)	2,331	65,677
Telefonica S.A.	254,638	2,858,783

Total Spain		13,591,596
Sweden – 4.0%
Atlas Copco AB Class B	10,743	253,643
Axfood AB	11,660	215,747
Bilia AB Class A	8,189	183,848
Castellum AB	14,464	230,341
Elekta AB Class B(a)	13,207	98,808
Fabege AB	20,333	343,870
Hennes & Mauritz AB Class B	49,251	1,644,596
ICA Gruppen AB	6,662	220,733
Mekonomen AB	4,304	106,715
Modern Times Group MTG AB Class B	2,386	71,580
Nordea Bank AB	155,111	1,492,427
Peab AB	38,569	341,363
Sandvik AB	40,737	422,109
Skanska AB Class B	18,583	424,763
SKF AB Class B(a)	10,900	197,113
Svenska Handelsbanken AB Class A	45,839	584,105
Swedbank AB Class A	44,783	966,182
Swedish Match AB	4,154	141,222
Tele2 AB Class B	12,802	118,913
Telefonaktiebolaget LM Ericsson Class B	103,912	1,042,106
TeliaSonera AB	234,318	1,218,892

Total Sweden		10,319,076
Switzerland – 9.1%
ABB Ltd. Registered Shares*	69,029	1,350,810
Baloise Holding AG Registered Shares	2,374	302,932
BKW AG(a)	3,404	143,603
Givaudan S.A. Registered Shares	242	476,596
Kuehne + Nagel International AG Registered Shares	5,508	786,241
Nestle S.A. Registered Shares	97,812	7,338,581
Novartis AG Registered Shares	73,842	5,374,393
Partners Group Holding AG	639	257,896
Roche Holding AG Bearer Shares	4,567	1,151,705
SGS S.A. Registered Shares	286	606,852
STMicroelectronics N.V.	40,015	222,159
Sulzer AG Registered Shares(a)	1,554	154,970
Swiss Re AG	26,547	2,464,396
Swisscom AG Registered Shares	2,319	1,265,261
Zurich Insurance Group AG*	7,089	1,652,977

Total Switzerland		23,549,372
United Kingdom – 25.6%
Aberdeen Asset Management PLC	37,385	149,057
Admiral Group PLC	8,956	255,261
Amec Foster Wheeler PLC	17,698	114,468
Ashmore Group PLC(a)	25,943	107,240
AstraZeneca PLC	48,126	2,699,418
Aviva PLC	81,526	534,446
BAE Systems PLC	158,429	1,159,044
BBA Aviation PLC	57,402	165,338
Berendsen PLC	11,707	202,422
Berkeley Group Holdings PLC	6,787	313,914
BHP Billiton PLC	111,848	1,258,422
BP PLC	1,090,034	5,485,820
British American Tobacco PLC	79,690	4,684,622
British Land Co. PLC (The)	22,982	231,389
Cable & Wireless Communications PLC	190,186	210,619
Carillion PLC	33,483	141,536
Centrica PLC	238,622	780,946
Cobham PLC	38,296	119,498
Dairy Crest Group PLC	11,203	99,591
De La Rue PLC	9,424	60,547
Debenhams PLC	97,763	105,667
Devro PLC	1,902	8,044
Diageo PLC	64,006	1,730,901
Direct Line Insurance Group PLC	47,504	252,763
DS Smith PLC	14,134	82,884
easyJet PLC	7,718	168,504
Electrocomponents PLC	30,344	105,283
Evraz PLC*	54,711	70,773
G4S PLC	56,231	154,044
GlaxoSmithKline PLC	273,877	5,558,245
Greene King PLC	12,641	158,342
Halfords Group PLC	20,498	116,698
HSBC Holdings PLC	714,327	4,454,861
ICAP PLC	38,671	263,902
IG Group Holdings PLC	14,795	170,119
Imperial Brands PLC	44,873	2,491,479
Inmarsat PLC	13,764	194,764
Interserve PLC	17,114	106,706
Intu Properties PLC(a)	20,611	92,724
Investec PLC	33,615	247,614
J Sainsbury PLC(a)	97,358	386,634
Kier Group PLC	10,018	185,025
Kingfisher PLC	49,900	270,174
Ladbrokes PLC	62,517	104,862
Laird PLC	28,605	156,644
Legal & General Group PLC	215,571	728,744
Man Group PLC	68,654	150,481
Marks & Spencer Group PLC	60,562	353,580
Marston’s PLC	35,666	77,919
Meggitt PLC	19,551	114,257
Melrose Industries PLC	4,009	20,542
Moneysupermarket.com Group PLC	17,790	81,235
N Brown Group PLC	11,154	52,391

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	105

Schedule of Investments (concluded)

WisdomTree International High Dividend Fund (DTH)

March 31, 2016

Investments	Shares	Value
National Grid PLC	183,064	$2,597,500
Next PLC	2,990	232,066
Old Mutual PLC	168,114	466,588
Pearson PLC	34,987	440,010
Pennon Group PLC	18,071	210,645
Persimmon PLC	14,834	444,541
Premier Farnell PLC	38,599	62,552
RELX N.V.	39,711	694,403
Rexam PLC	25,304	230,582
Rio Tinto PLC	58,822	1,653,275
Royal Dutch Shell PLC Class A	209,232	5,064,279
Royal Mail PLC	31,316	216,365
SABMiller PLC	47,405	2,899,834
Segro PLC	39,876	235,158
Severn Trent PLC	10,810	337,624
Sky PLC	51,487	757,783
Smiths Group PLC	11,315	174,990
Soco International PLC	27,795	63,320
SSE PLC	51,935	1,113,721
Standard Life PLC	60,935	311,879
TalkTalk Telecom Group PLC(a)	33,942	115,669
Tate & Lyle PLC	23,719	197,048
Taylor Wimpey PLC	133,000	363,779
Unilever N.V. CVA	51,869	2,327,943
Unilever PLC	39,741	1,800,700
United Utilities Group PLC	33,713	447,246
Vodafone Group PLC	1,229,005	3,907,385
William Hill PLC	28,564	134,250
WM Morrison Supermarkets PLC(a)	160,081	457,178

Total United Kingdom		65,948,716
TOTAL COMMON STOCKS (Cost: $284,273,674)		255,631,856
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International LargeCap Dividend Fund(b)
(Cost: $6,242)	150	6,281
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
United States – 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $5,100,091)(d)	5,100,091	5,100,091
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $289,380,007)		260,738,228
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.3)%		(3,271,532)

NET ASSETS – 100.0%		$257,466,696
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $6,611,170 and the total market value of the collateral held by the Fund was $7,064,308. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,964,217.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	GBP	25,520	USD	36,705	$25
4/4/2016	NZD	34,128	USD	23,619	(76)
4/5/2016	HKD	216,232	USD	27,880	2
					$(49)

CURRENCY LEGEND
GBP	– British pound
HKD	– Hong Kong dollar
NZD	– New Zealand dollar
USD	– U.S. dollar

See Notes to Financial Statements.

106	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 7.6%
AMP Ltd.	130,336	$580,511
Australia & New Zealand Banking Group Ltd.	150,037	2,707,658
BHP Billiton Ltd.	180,217	2,337,333
Brambles Ltd.	54,278	506,050
Commonwealth Bank of Australia	80,355	4,631,035
CSL Ltd.	10,347	807,404
Macquarie Group Ltd.	15,245	775,051
National Australia Bank Ltd.	146,565	2,958,431
QBE Insurance Group Ltd.	36,793	308,786
Rio Tinto Ltd.	22,366	734,483
Telstra Corp., Ltd.	692,282	2,838,426
Wesfarmers Ltd.	57,205	1,824,004
Westpac Banking Corp.	174,296	4,069,241
Woodside Petroleum Ltd.	78,853	1,574,673
Woolworths Ltd.	67,949	1,155,162

Total Australia		27,808,248
Belgium – 1.8%
Anheuser-Busch InBev N.V.	52,110	6,487,481
China – 3.3%
China Mobile Ltd.	668,986	7,456,129
China Overseas Land & Investment Ltd.	204,000	645,674
China Unicom Hong Kong Ltd.	603,522	796,754
CITIC Ltd.	94,273	143,417
CNOOC Ltd.	2,509,529	2,963,597

Total China		12,005,571
Denmark – 1.1%
AP Moeller – Maersk A/S Class B	302	396,788
Coloplast A/S Class B	7,671	582,193
Danske Bank A/S	30,971	876,366
Novo Nordisk A/S Class B	40,274	2,188,044

Total Denmark		4,043,391
Finland – 1.0%
Fortum Oyj(a)	66,494	1,008,542
Kone Oyj Class B	21,565	1,040,972
Nokia Oyj	77,285	460,167
Sampo Oyj Class A	26,557	1,263,179

Total Finland		3,772,860
France – 11.3%
Air Liquide S.A.	9,230	1,040,130
Airbus Group SE	17,554	1,167,214
AXA S.A.	95,008	2,240,032
BNP Paribas S.A.	31,415	1,583,389
Carrefour S.A.	19,133	527,197
Christian Dior SE	3,361	610,507
Cie de Saint-Gobain	19,271	850,521
Cie Generale des Etablissements Michelin	5,450	558,515
Credit Agricole S.A.	66,603	722,392
Danone S.A.	17,534	1,249,005
Electricite de France S.A.(a)	120,200	1,351,111
Engie S.A.	149,097	2,317,485
Essilor International S.A.	3,419	$422,924
Kering	3,471	621,390
Klepierre	4,921	236,085
L’Oreal S.A.	10,119	1,815,573
Legrand S.A.	7,861	441,137
LVMH Moet Hennessy Louis Vuitton SE	11,148	1,911,908
Natixis S.A.	109,870	541,751
Orange S.A.	127,633	2,239,114
Pernod Ricard S.A.	4,841	540,623
Publicis Groupe S.A.	5,579	392,325
Renault S.A.	6,846	681,215
Safran S.A.	10,554	739,409
Sanofi	45,744	3,693,762
Schneider Electric SE	19,341	1,224,104
Societe Generale S.A.	21,427	793,069
Sodexo S.A.	4,649	501,911
TOTAL S.A.(a)	144,125	6,579,363
Unibail-Rodamco SE(a)	2,330	642,016
Vinci S.A.	22,700	1,693,565
Vivendi S.A.	67,125	1,413,578

Total France		41,342,320
Germany – 8.6%
adidas AG	5,871	689,101
Allianz SE Registered Shares	20,661	3,365,651
BASF SE	35,031	2,646,669
Bayer AG Registered Shares	16,520	1,944,661
Bayerische Motoren Werke AG	19,352	1,779,643
Continental AG	3,872	882,468
Daimler AG Registered Shares	35,084	2,693,452
Deutsche Boerse AG	8,039	686,972
Deutsche Post AG Registered Shares	45,933	1,278,215
Deutsche Telekom AG Registered Shares	169,498	3,046,965
E.ON SE	88,897	854,792
Evonik Industries AG	18,225	547,556
Fresenius Medical Care AG & Co. KGaA	5,979	530,353
Linde AG	4,646	677,942
MAN SE	6,113	662,613
Merck KGaA	6,590	550,532
Muenchener Rueckversicherungs—Gesellschaft AG Registered Shares	7,679	1,564,171
SAP SE	25,109	2,034,382
Siemens AG Registered Shares	34,042	3,613,529
Telefonica Deutschland Holding AG	52,323	283,873
Volkswagen AG	7,166	1,041,576

Total Germany		31,375,116
Hong Kong – 2.7%
AIA Group Ltd.	127,400	721,871
BOC Hong Kong Holdings Ltd.	373,215	1,113,888
CLP Holdings Ltd.	113,500	1,026,491
Hang Lung Properties Ltd.	163,000	311,435
Hang Seng Bank Ltd.	71,295	1,260,167
Henderson Land Development Co., Ltd.	75,709	465,095
Hong Kong & China Gas Co., Ltd.	277,100	518,007

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	107

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2016

Investments	Shares	Value
Hong Kong Exchanges and Clearing Ltd.	18,100	$435,900
MTR Corp., Ltd.	196,000	970,328
Power Assets Holdings Ltd.	90,500	925,821
Sun Hung Kai Properties Ltd.	75,442	922,533
Swire Properties Ltd.	172,200	465,102
Wharf Holdings Ltd. (The)	113,000	617,697

Total Hong Kong		9,754,335
Ireland – 0.1%
CRH PLC	15,289	432,603
Israel – 0.3%
Teva Pharmaceutical Industries Ltd.	23,798	1,283,111
Italy – 2.9%
Assicurazioni Generali SpA	47,679	707,954
Atlantia SpA	35,314	980,700
Enel SpA	334,670	1,486,593
Eni SpA	271,581	4,116,087
Intesa Sanpaolo SpA	343,353	952,347
Luxottica Group SpA	13,624	752,974
Snam SpA	217,227	1,362,714
UniCredit SpA	106,804	385,816

Total Italy		10,745,185
Japan – 11.3%
Astellas Pharma, Inc.	52,600	700,350
Bridgestone Corp.	24,800	927,835
Canon, Inc.	61,300	1,829,810
Dai-ichi Life Insurance Co., Ltd. (The)	19,600	237,599
Daiwa Securities Group, Inc.	65,000	400,369
Denso Corp.	19,100	768,792
East Japan Railway Co.	6,300	544,436
Eisai Co., Ltd.	6,200	373,451
FANUC Corp.	6,700	1,042,302
Fast Retailing Co., Ltd.	1,000	320,477
Fuji Heavy Industries Ltd.	15,500	548,178
Hitachi Ltd.	97,000	454,470
Honda Motor Co., Ltd.	43,000	1,180,640
Hoya Corp.	12,400	472,302
ITOCHU Corp.	56,100	691,798
Japan Tobacco, Inc.	54,309	2,266,197
Kao Corp.	11,200	598,190
KDDI Corp.	63,900	1,709,003
Komatsu Ltd.	28,100	479,021
Kubota Corp.	25,000	341,763
Kyocera Corp.	10,700	471,906
Mitsubishi Corp.	50,700	859,773
Mitsubishi Electric Corp.	46,000	482,735
Mitsubishi Heavy Industries Ltd.	65,000	241,795
Mitsubishi UFJ Financial Group, Inc.	301,100	1,397,070
Mitsui & Co., Ltd.	77,600	894,097
Mizuho Financial Group, Inc.	721,498	1,079,085
MS&AD Insurance Group Holdings, Inc.	16,600	463,166
Murata Manufacturing Co., Ltd.	3,400	410,499
Nippon Steel & Sumitomo Metal Corp.	22,200	427,033
Nippon Telegraph & Telephone Corp.	55,600	2,398,228
Nissan Motor Co., Ltd.	136,400	1,263,941
Nomura Holdings, Inc.	102,000	456,389
NTT DOCOMO, Inc.	142,400	3,233,916
Panasonic Corp.	37,900	348,500
Seven & I Holdings Co., Ltd.	16,400	699,220
Shin-Etsu Chemical Co., Ltd.	9,600	497,446
SoftBank Group Corp.	7,600	362,842
Sumitomo Corp.	54,000	537,382
Sumitomo Mitsui Financial Group, Inc.(a)	37,000	1,123,217
Sumitomo Mitsui Trust Holdings, Inc.	114,000	334,307
Takeda Pharmaceutical Co., Ltd.	29,400	1,343,462
Tokio Marine Holdings, Inc.	19,000	642,377
Toyota Motor Corp.	92,900	4,919,621
Yahoo Japan Corp.(a)	134,000	571,075

Total Japan		41,346,065
Netherlands – 1.3%
Aegon N.V.	75,665	416,807
Akzo Nobel N.V.	7,809	533,035
ASML Holding N.V.	5,212	530,264
Heineken Holding N.V.	3,032	236,952
Heineken N.V.	11,181	1,014,846
ING Groep N.V. CVA	16,927	205,044
Koninklijke Ahold N.V.	30,163	679,540
Koninklijke Philips N.V.	37,997	1,084,003

Total Netherlands		4,700,491
Norway – 1.2%
DNB ASA	52,472	620,751
Statoil ASA	180,080	2,836,865
Telenor ASA	41,678	674,709
Yara International ASA	5,626	211,810

Total Norway		4,344,135
Portugal – 0.2%
EDP-Energias de Portugal S.A.	226,199	805,774
Singapore – 1.3%
DBS Group Holdings Ltd.	68,200	778,936
Oversea-Chinese Banking Corp., Ltd.	127,955	839,984
Singapore Telecommunications Ltd.	737,100	2,090,986
United Overseas Bank Ltd.	51,100	716,068
Wilmar International Ltd.	137,600	343,336

Total Singapore		4,769,310
Spain – 4.9%
Abertis Infraestructuras S.A.	43,759	720,558
Amadeus IT Holding S.A. Class A	13,639	585,790
Banco Bilbao Vizcaya Argentaria S.A.	232,184	1,545,708
Banco Santander S.A.	1,082,878	4,780,493
CaixaBank S.A.	226,493	670,286
Endesa S.A.	27,574	530,089
Ferrovial S.A.	35,839	771,270
Gas Natural SDG S.A.	43,508	881,029
Iberdrola S.A.	179,018	1,195,644
Industria de Diseno Textil S.A.	59,389	2,000,864

See Notes to Financial Statements.

108	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2016

Investments	Shares	Value
Repsol S.A.	85,900	$971,043
Telefonica S.A.	302,961	3,401,298

Total Spain		18,054,072
Sweden – 3.3%
Assa Abloy AB Class B	21,944	433,645
Atlas Copco AB Class A	25,174	634,419
Hennes & Mauritz AB Class B	53,344	1,781,270
Nordea Bank AB	202,991	1,953,112
Sandvik AB	51,141	529,913
Skandinaviska Enskilda Banken AB Class A	93,209	891,652
Svenska Cellulosa AB SCA Class B	16,488	515,994
Svenska Handelsbanken AB Class A	60,144	766,388
Swedbank AB Class A	60,242	1,299,706
Telefonaktiebolaget LM Ericsson Class B	133,347	1,337,303
TeliaSonera AB	276,453	1,438,072
Volvo AB Class B(a)	48,514	533,213

Total Sweden		12,114,687
Switzerland – 10.0%
ABB Ltd. Registered Shares*	68,698	1,344,333
Adecco S.A. Registered Shares*	6,932	453,495
Cie Financiere Richemont S.A. Registered Shares	11,932	791,812
Credit Suisse Group AG Registered Shares*	46,918	666,793
Givaudan S.A. Registered Shares	412	811,395
Kuehne + Nagel International AG Registered Shares	8,127	1,160,091
LafargeHolcim Ltd. Registered Shares*	17,306	817,366
Nestle S.A. Registered Shares	111,175	8,341,172
Novartis AG Registered Shares	82,628	6,013,858
Roche Holding AG Bearer Shares	4,371	1,102,278
Roche Holding AG Genusschein	23,535	5,817,088
SGS S.A. Registered Shares	340	721,433
Swiss Re AG	29,385	2,727,851
Swisscom AG Registered Shares	2,457	1,340,555
Syngenta AG Registered Shares	2,973	1,241,790
UBS Group AG Registered Shares	92,650	1,498,615
Zurich Insurance Group AG*	8,197	1,911,335

Total Switzerland		36,761,260
United Kingdom – 24.9%
Associated British Foods PLC	12,390	596,395
AstraZeneca PLC	64,386	3,611,451
Aviva PLC	116,366	762,840
BAE Systems PLC	200,308	1,465,425
Barclays PLC	430,209	927,509
BHP Billiton PLC	157,998	1,777,665
BP PLC	1,491,192	7,504,731
British American Tobacco PLC	106,881	6,283,060
BT Group PLC	269,293	1,704,976
Centrica PLC	319,620	1,046,031
Compass Group PLC	62,265	1,098,980
Diageo PLC	95,099	2,571,743
GlaxoSmithKline PLC	379,217	7,696,086
HSBC Holdings PLC	1,079,142	6,730,009
Imperial Brands PLC	61,434	3,410,994
Legal & General Group PLC	304,768	1,030,277
Lloyds Banking Group PLC	298,628	291,954
Marks & Spencer Group PLC	15,259	89,087
National Grid PLC	242,600	3,442,257
Next PLC	6,377	494,946
Old Mutual PLC	247,637	687,298
Pearson PLC	45,561	572,992
Prudential PLC	68,159	1,274,524
Reckitt Benckiser Group PLC	23,121	2,236,501
RELX N.V.	38,533	673,804
RELX PLC	48,120	894,968
Rio Tinto PLC	83,964	2,359,926
Rolls-Royce Holdings PLC*	53,179	521,281
Royal Dutch Shell PLC Class A	290,526	7,031,929
Royal Dutch Shell PLC Class B	210,824	5,151,294
SABMiller PLC	64,414	3,940,300
Sky PLC	75,071	1,104,891
SSE PLC	67,425	1,445,896
Standard Life PLC	100,404	513,890
Unilever N.V. CVA	59,386	2,665,315
Unilever PLC	50,649	2,294,951
Vodafone Group PLC	1,690,303	5,373,993

Total United Kingdom		91,280,169
TOTAL COMMON STOCKS (Cost: $386,409,820)		363,226,184
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree International MidCap Dividend Fund(a)(b)
(Cost: $927,563)	17,156	955,246
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
United States – 2.7%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $10,089,231)(d)	10,089,231	10,089,231
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $397,426,614)		374,270,661
Liabilities in Excess of Cash and Other Assets – (2.1)%		(7,657,375)

NET ASSETS – 100.0%		$366,613,286
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $10,575,341 and the total market value of the collateral held by the Fund was $11,175,088. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,085,857.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	109

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	AUD	107,000	USD	82,035	$(275)
4/1/2016	DKK	19,000	USD	2,886	(20)
					$(295)

CURRENCY LEGEND
AUD	– Australian dollar
DKK	– Danish krone
USD	– U.S. dollar

See Notes to Financial Statements.

110	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 8.5%
AGL Energy Ltd.	41,637	$589,338
Amcor Ltd.	63,932	705,728
Ansell Ltd.	8,550	113,718
Aristocrat Leisure Ltd.	15,556	123,254
Asciano Ltd.	33,671	232,077
ASX Ltd.	16,843	536,787
Aurizon Holdings Ltd.	126,788	386,225
Bank of Queensland Ltd.	40,804	380,428
Bendigo & Adelaide Bank Ltd.	46,761	319,062
Boral Ltd.	18,295	86,974
Caltex Australia Ltd.	11,085	290,093
Challenger Ltd.	27,948	180,377
CIMIC Group Ltd.	30,472	814,794
Coca-Cola Amatil Ltd.	62,142	422,576
Cochlear Ltd.	2,920	229,787
Computershare Ltd.	26,239	197,403
Crown Resorts Ltd.	41,664	399,343
Flight Centre Travel Group Ltd.(a)	7,389	245,719
Fortescue Metals Group Ltd.(a)	295,442	579,535
Harvey Norman Holdings Ltd.	69,584	251,579
Iluka Resources Ltd.	11,123	56,130
Incitec Pivot Ltd.	92,635	227,318
Insurance Australia Group Ltd.	285,655	1,226,149
LendLease Group	39,811	424,763
Orica Ltd.	28,589	338,018
Origin Energy Ltd.	79,213	310,157
Platinum Asset Management Ltd.	55,386	270,546
Ramsay Health Care Ltd.	5,963	281,461
REA Group Ltd.	4,721	196,217
Santos Ltd.	78,227	242,510
Seek Ltd.(a)	17,471	217,452
Sonic Healthcare Ltd.	25,624	370,177
Star Entertainment Grp Ltd. (The)	12,395	54,158
Suncorp Group Ltd.	114,340	1,047,556
Tabcorp Holdings Ltd.	26,604	87,591
Tatts Group Ltd.	109,992	319,831
TPG Telecom Ltd.	10,331	90,120
Treasury Wine Estates Ltd.	26,899	199,471

Total Australia		13,044,422
Austria – 1.3%
Andritz AG(a)	4,121	226,610
Oesterreichische Post AG	4,181	170,234
OMV AG	25,493	718,275
UNIQA Insurance Group AG	22,153	155,935
Verbund AG(a)	17,249	220,738
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,279	175,479
Voestalpine AG	8,153	273,195

Total Austria		1,940,466
Belgium – 2.5%
Ackermans & van Haaren N.V.	457	64,915
Ageas	17,873	710,204
bpost S.A.	18,769	522,193
Cie d’Entreprises CFE	365	34,618
Colruyt S.A.	6,439	375,683
Delhaize Group	4,144	433,271
Elia System Operator S.A./N.V.	4,102	204,343
Proximus SADP	25,106	859,288
Solvay S.A.	4,169	418,782
Umicore S.A.	5,747	286,519

Total Belgium		3,909,816
China – 2.2%
Beijing Enterprises Holdings Ltd.	25,200	137,914
China Everbright International Ltd.	52,000	58,057
China Jinmao Holdings Group Ltd.	745,242	207,531
China Merchants Holdings International Co., Ltd.	114,138	339,182
China Power International Development Ltd.	383,000	198,498
China Resources Beer Holdings Co., Ltd.	34,000	63,296
China Resources Power Holdings Co., Ltd.	278,000	519,690
China South City Holdings Ltd.(a)	652,000	134,493
CSPC Pharmaceutical Group Ltd.	102,000	92,314
Guangdong Investment Ltd.	300,208	379,684
Guotai Junan International Holdings Ltd.(a)	134,000	46,990
Shanghai Industrial Holdings Ltd.	48,500	114,301
Shenzhen Investment Ltd.	366,000	145,333
Sino-Ocean Land Holdings Ltd.	633,464	299,722
Sun Art Retail Group Ltd.(a)	485,000	343,277
Yangzijiang Shipbuilding Holdings Ltd.	219,100	159,452
Yuexiu Property Co., Ltd.	626,000	90,391

Total China		3,330,125
Denmark – 1.5%
Carlsberg A/S Class B	2,509	239,466
Chr Hansen Holding A/S	3,381	227,332
ISS A/S	4,731	190,240
Pandora A/S	3,430	449,870
Sydbank A/S	2,258	64,826
TDC A/S	72,306	354,455
Tryg A/S	22,184	431,264
Vestas Wind Systems A/S	4,300	303,857

Total Denmark		2,261,310
Finland – 2.3%
Amer Sports Oyj	2,862	83,329
Elisa Oyj(a)	13,296	517,725
Huhtamaki Oyj	1,872	69,608
Metso Oyj	9,114	217,791
Neste Oyj(a)	14,279	470,576
Nokian Renkaat Oyj(a)	10,025	354,372
Orion Oyj Class B(a)	7,260	240,335
Stora Enso Oyj Class R	40,362	361,747
UPM-Kymmene Oyj	43,036	780,744
Wartsila Oyj Abp	8,519	386,080

Total Finland		3,482,307

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	111

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2016

Investments	Shares	Value
France – 7.6%
Accor S.A.	7,999	$339,452
Aeroports de Paris	3,265	404,247
Arkema S.A.	3,317	249,397
Atos SE	1,955	159,467
Bouygues S.A.	23,623	965,068
Bureau Veritas S.A.	13,189	294,203
Casino Guichard Perrachon S.A.(a)	7,603	436,492
CNP Assurances	54,606	852,811
Edenred	13,755	267,564
Eiffage S.A.	5,022	386,291
Eurazeo S.A.	1,813	122,762
Eutelsat Communications S.A.	13,141	425,135
Groupe Eurotunnel SE Registered Shares	9,084	101,964
Havas S.A.	14,991	120,384
Imerys S.A.	2,727	190,462
Ingenico Group S.A.	1,070	123,090
Ipsen S.A.	3,684	211,878
JCDecaux S.A.	6,509	285,345
Korian S.A.	1,322	39,003
Lagardere SCA	11,357	302,193
Plastic Omnium S.A.	4,276	147,278
Remy Cointreau S.A.	1,805	137,236
Rexel S.A.	24,764	354,300
Rubis SCA	1,468	118,054
SCOR SE	15,480	550,376
SEB S.A.	1,739	180,650
Societe BIC S.A.	1,293	194,789
Societe Television Francaise 1	10,601	137,475
Suez Environnement Co.	36,123	663,563
Technip S.A.	7,222	400,875
Teleperformance	660	58,107
Thales S.A.	8,046	705,999
Valeo S.A.	2,373	369,928
Veolia Environnement S.A.	38,019	917,181
Vicat S.A.	1,602	104,057
Wendel S.A.	1,652	180,084
Zodiac Aerospace	7,123	142,941

Total France		11,640,101
Germany – 5.0%
Axel Springer SE	7,089	382,668
Brenntag AG	3,572	204,338
Deutsche Wohnen AG Bearer Shares	11,176	348,064
DMG MORI AG	690	32,175
Duerr AG	1,293	101,770
Fielmann AG	4,432	336,868
Fraport AG Frankfurt Airport Services Worldwide	3,650	221,735
Freenet AG	12,235	366,546
Fuchs Petrolub SE	426	16,534
GEA Group AG	7,027	344,328
Hannover Rueck SE	7,457	870,157
Hochtief AG	2,754	337,526
Hugo Boss AG	3,874	254,459
K+S AG Registered Shares	9,208	215,788
KION Group AG*	1,635	95,469
LANXESS AG	1,333	64,163
LEG Immobilien AG*	2,003	189,107
METRO AG	14,173	439,788
MTU Aero Engines AG	1,430	137,355
OSRAM Licht AG	3,082	159,115
ProSiebenSat.1 Media SE	14,597	751,608
Suedzucker AG	13,517	238,674
Symrise AG	4,037	271,422
Talanx AG*	18,126	619,871
TUI AG	15,247	236,458
United Internet AG Registered Shares	6,673	335,384
Wacker Chemie AG	1,473	129,820

Total Germany		7,701,190
Hong Kong – 3.3%
Bank of East Asia Ltd. (The)(a)	134,122	501,452
Cathay Pacific Airways Ltd.	119,774	207,227
Dah Sing Banking Group Ltd.	32,800	57,594
Hang Lung Group Ltd.	51,000	146,296
Hopewell Holdings Ltd.	45,162	145,852
Hysan Development Co., Ltd.	70,000	298,264
New World Development Co., Ltd.	545,642	519,857
PCCW Ltd.	583,543	377,666
Sino Land Co., Ltd.	399,046	631,761
SJM Holdings Ltd.	832,000	594,243
Swire Pacific Ltd. Class A	55,500	597,463
Swire Pacific Ltd. Class B	140,000	272,905
Techtronic Industries Co., Ltd.	28,500	112,618
Television Broadcasts Ltd.	44,424	159,791
Wheelock & Co., Ltd.	103,000	460,121

Total Hong Kong		5,083,110
Ireland – 0.6%
DCC PLC	3,367	297,622
Kerry Group PLC Class A	1,200	111,968
Paddy Power Betfair PLC	2,168	302,889
Smurfit Kappa Group PLC	8,322	214,798

Total Ireland		927,277
Israel – 1.3%
Azrieli Group Ltd.	3,647	143,086
Bank Hapoalim BM	29,696	154,029
Bezeq Israeli Telecommunication Corp., Ltd.	512,292	1,154,854
Elbit Systems Ltd.	1,656	155,799
Israel Chemicals Ltd.	82,550	359,009

Total Israel		1,966,777
Italy – 3.4%
A2A SpA	169,919	221,321
ACEA SpA	11,857	181,732
Azimut Holding SpA	8,015	184,953
Banca Generali SpA	6,817	200,811
Banca Mediolanum SpA	47,477	379,258
Banca Popolare di Milano SCARL	164,752	115,368

See Notes to Financial Statements.

112	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2016

Investments	Shares	Value
Brembo SpA	2,280	$118,087
Credito Emiliano SpA	7,408	50,777
Davide Campari-Milano SpA	13,141	131,554
De’ Longhi SpA	6,984	159,172
FinecoBank Banca Fineco SpA	21,820	184,001
Hera SpA	108,564	324,873
Intesa Sanpaolo SpA RSP	27,936	72,774
Mediobanca SpA	22,292	160,800
Parmalat SpA	39,416	109,237
Prysmian SpA	8,222	186,545
Recordati SpA	10,334	259,075
Salvatore Ferragamo SpA(a)	4,779	122,315
Telecom Italia SpA RSP	339,643	298,021
Terna Rete Elettrica Nazionale SpA	171,990	982,896
Tod’s SpA(a)	1,414	100,869
Unione di Banche Italiane SpA	16,405	60,794
UnipolSai SpA	257,943	597,872

Total Italy		5,203,105
Japan – 20.7%
ABC-Mart, Inc.	1,678	107,642
Aeon Co., Ltd.	28,099	406,504
Air Water, Inc.(a)	7,000	103,759
Ajinomoto Co., Inc.	10,319	233,152
Alfresa Holdings Corp.	6,000	115,254
Amada Holdings Co., Ltd.	14,800	144,583
ANA Holdings, Inc.	68,000	191,848
Aozora Bank Ltd.	106,000	370,639
Asahi Glass Co., Ltd.	42,141	230,961
Asahi Kasei Corp.	49,000	331,724
Asics Corp.	3,630	64,755
Bandai Namco Holdings, Inc.	12,300	268,555
Bank of Yokohama Ltd. (The)	45,000	204,791
Benesse Holdings, Inc.(a)	3,500	100,894
Brother Industries Ltd.	9,900	113,978
Canon Marketing Japan, Inc.	6,100	106,700
Casio Computer Co., Ltd.(a)	6,000	121,233
Chiba Bank Ltd. (The)	30,000	149,740
Chubu Electric Power Co., Inc.	1,300	18,177
Chugoku Bank Ltd. (The)(a)	6,900	71,950
Chugoku Electric Power Co., Inc. (The)(a)	20,000	270,475
Dai Nippon Printing Co., Ltd.(a)	31,958	284,336
Daicel Corp.	9,600	131,365
Daihatsu Motor Co., Ltd.(a)	21,900	309,030
Daiichi Sankyo Co., Ltd.	31,400	699,128
Daito Trust Construction Co., Ltd.	4,820	685,294
DIC Corp.	37,000	88,554
Dowa Holdings Co., Ltd.(a)	10,000	55,785
Electric Power Development Co., Ltd.	5,400	168,878
FamilyMart Co., Ltd.	4,200	218,604
Fuji Electric Co., Ltd.	22,876	79,174
Fujitsu Ltd.	29,000	107,491
Fukuoka Financial Group, Inc.	41,000	133,876
Hachijuni Bank Ltd. (The)	14,000	60,412
Hamamatsu Photonics K.K.	4,900	135,366
Hankyu Hanshin Holdings, Inc.	31,000	198,034
Hikari Tsushin, Inc.	1,600	121,998
Hino Motors Ltd.	26,200	283,691
Hirose Electric Co., Ltd.	1,000	110,414
Hiroshima Bank Ltd. (The)	26,075	95,350
Hisamitsu Pharmaceutical Co., Inc.	3,900	174,536
Hitachi Chemical Co., Ltd.	6,200	111,704
Hitachi Construction Machinery Co., Ltd.(a)	9,800	155,900
Hitachi High-Technologies Corp.	4,000	112,816
Hitachi Metals Ltd.	6,100	63,011
Hokuhoku Financial Group, Inc.(a)	60,000	79,007
Hokuriku Electric Power Co.	10,600	150,236
Hulic Co., Ltd.	7,800	74,672
Idemitsu Kosan Co., Ltd.(a)	4,700	84,010
IHI Corp.	42,553	90,107
Iida Group Holdings Co., Ltd.	8,900	173,811
Isetan Mitsukoshi Holdings Ltd.	6,634	77,617
Isuzu Motors Ltd.	26,000	268,802
Itochu Techno-Solutions Corp.	2,200	41,575
Iyo Bank Ltd. (The)	11,000	72,130
J. Front Retailing Co., Ltd.	6,400	85,014
Japan Airlines Co., Ltd.	17,300	634,464
Japan Exchange Group, Inc.	15,200	233,149
JGC Corp.(a)	7,000	104,942
Joyo Bank Ltd. (The)	34,000	116,767
JSR Corp.	8,700	125,242
JTEKT Corp.	5,200	67,547
JX Holdings, Inc.(a)	116,400	449,258
Kajima Corp.	25,953	163,022
Kansai Paint Co., Ltd.	7,000	112,603
Kawasaki Heavy Industries Ltd.(a)	45,565	131,755
Keikyu Corp.	13,000	114,507
Keio Corp.	16,000	140,647
Kintetsu Group Holdings Co., Ltd.(a)	50,000	202,856
Kirin Holdings Co., Ltd.	27,200	381,882
Koito Manufacturing Co., Ltd.	3,500	158,815
Konami Holdings Corp.(a)	5,400	159,989
Konica Minolta, Inc.	15,900	135,241
Kuraray Co., Ltd.	16,200	198,329
Kyowa Hakko Kirin Co., Ltd.	15,000	239,690
Lawson, Inc.	4,900	410,677
LIXIL Group Corp.	9,900	202,149
Makita Corp.	3,729	231,580
Marubeni Corp.(a)	100,800	511,197
Marui Group Co., Ltd.(a)	8,581	123,147
Medipal Holdings Corp.	7,000	110,984
MEIJI Holdings Co., Ltd.	1,800	144,935
Mitsubishi Chemical Holdings Corp.	56,700	296,377
Mitsubishi Gas Chemical Co., Inc.	19,000	102,442
Mitsubishi Materials Corp.	46,000	130,148
Mitsubishi Motors Corp.	32,000	240,011
Mitsubishi Tanabe Pharma Corp.(a)	21,100	367,389
Mitsui Chemicals, Inc.	32,000	106,766

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	113

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2016

Investments	Shares	Value
Mitsui OSK Lines Ltd.	32,000	$65,199
Mixi, Inc.	2,100	78,100
Nabtesco Corp.	3,900	87,650
NEC Corp.	47,608	119,872
Nexon Co., Ltd.	5,800	99,028
NGK Insulators Ltd.	7,000	129,481
NGK Spark Plug Co., Ltd.	5,400	103,489
NH Foods Ltd.(a)	6,000	132,390
Nikon Corp.(a)	13,034	199,693
Nippon Electric Glass Co., Ltd.	22,000	112,745
Nippon Express Co., Ltd.	38,000	173,104
Nippon Paint Holdings Co., Ltd.(a)	3,200	71,092
Nippon Yusen K.K.	46,000	88,812
Nissan Chemical Industries Ltd.(a)	5,100	131,589
Nisshin Seifun Group, Inc.	8,700	138,479
Nissin Foods Holdings Co., Ltd.	3,700	174,145
Nitori Holdings Co., Ltd.	1,500	137,595
NOK Corp.	2,000	34,201
Nomura Real Estate Holdings, Inc.	6,468	119,698
Nomura Research Institute Ltd.	8,000	269,763
NSK Ltd.	9,400	86,143
NTT Data Corp.	6,900	346,857
NTT Urban Development Corp.	8,900	87,183
Obayashi Corp.	22,000	217,269
Obic Co., Ltd.	1,400	74,114
Odakyu Electric Railway Co., Ltd.	13,000	141,688
Oji Holdings Corp.	46,862	188,457
Omron Corp.	4,600	137,106
Ono Pharmaceutical Co., Ltd.	12,500	529,939
Oracle Corp.	3,868	217,499
Osaka Gas Co., Ltd.	67,000	257,759
Otsuka Corp.	3,200	169,118
Pola Orbis Holdings, Inc.	1,100	91,312
Resona Holdings, Inc.	96,600	345,163
Ricoh Co., Ltd.(a)	32,060	326,890
Ryohin Keikaku Co., Ltd.	600	127,052
Sankyo Co., Ltd.	6,300	234,859
Santen Pharmaceutical Co., Ltd.	10,600	159,667
SBI Holdings, Inc.	6,700	68,136
Sega Sammy Holdings, Inc.(a)	9,273	101,232
Seiko Epson Corp.	14,600	236,156
Sekisui Chemical Co., Ltd.	16,000	197,304
Sekisui House Ltd.	33,552	567,036
Seven Bank Ltd.(a)	37,100	158,441
Shimadzu Corp.	9,000	141,332
Shimamura Co., Ltd.	1,100	137,506
Shimano, Inc.	1,100	172,641
Shimizu Corp.	20,000	169,758
Shionogi & Co., Ltd.	7,100	334,612
Shiseido Co., Ltd.	7,000	156,448
Shizuoka Bank Ltd. (The)	14,000	101,143
Showa Shell Sekiyu K.K.	20,109	180,703
Sojitz Corp.	20,200	41,516
Sony Financial Holdings, Inc.	11,209	143,410
Sumitomo Chemical Co., Ltd.(a)	42,000	190,204
Sumitomo Dainippon Pharma Co., Ltd.(a)	12,190	140,560
Sumitomo Electric Industries Ltd.	19,812	241,315
Sumitomo Heavy Industries Ltd.	17,500	72,401
Sumitomo Metal Mining Co., Ltd.	19,000	188,910
Sumitomo Rubber Industries Ltd.	12,800	198,044
Suntory Beverage & Food Ltd.	6,300	284,185
Sysmex Corp.	1,800	112,745
T&D Holdings, Inc.	20,051	187,228
Taisei Corp.	34,876	230,862
Taiyo Nippon Sanso Corp.(a)	7,200	68,416
TDK Corp.	2,900	161,262
Terumo Corp.	8,900	319,512
THK Co., Ltd.	2,300	42,482
Tobu Railway Co., Ltd.(a)	32,000	159,722
Toho Co., Ltd.	5,200	136,992
Tohoku Electric Power Co., Inc.	3,500	45,216
Tokyo Electron Ltd.	5,294	345,538
Tokyu Corp.	30,000	251,702
Tokyu Fudosan Holdings Corp.	6,600	44,863
TonenGeneral Sekiyu K.K.	32,104	290,777
Toppan Printing Co., Ltd.	23,000	193,176
TOTO Ltd.(a)	5,000	156,146
Toyo Seikan Group Holdings Ltd.(a)	6,100	114,407
Toyo Suisan Kaisha Ltd.	3,700	132,995
Toyo Tire & Rubber Co., Ltd.	3,300	49,326
Toyoda Gosei Co., Ltd.	6,600	127,543
Toyota Tsusho Corp.	10,800	244,356
Trend Micro, Inc.	5,630	206,376
USS Co., Ltd.	12,300	196,765
West Japan Railway Co.	6,376	394,206
Yamada Denki Co., Ltd.(a)	27,900	132,059
Yamaguchi Financial Group, Inc.(a)	7,000	63,713
Yamaha Corp.	4,900	147,791
Yamaha Motor Co., Ltd.	9,460	157,561
Yamato Holdings Co., Ltd.(a)	9,200	183,926
Yokohama Rubber Co., Ltd. (The)(a)	7,100	116,928

Total Japan		31,799,333
Netherlands – 1.7%
Aalberts Industries N.V.	3,839	133,385
Boskalis Westminster	8,128	319,965
Euronext N.V.(b)	1,734	72,103
Koninklijke DSM N.V.	8,297	457,000
Koninklijke Vopak N.V.	4,281	213,504
NN Group N.V.	13,428	440,006
Randstad Holding N.V.	8,155	452,664
Wolters Kluwer N.V.	15,067	602,310

Total Netherlands		2,690,937
New Zealand – 1.4%
Auckland International Airport Ltd.	100,082	446,801
Contact Energy Ltd.	68,948	239,353
Fletcher Building Ltd.	67,363	369,016
Mighty River Power Ltd.	144,308	292,564

See Notes to Financial Statements.

114	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2016

Investments	Shares	Value
Spark New Zealand Ltd.	301,546	$764,176

Total New Zealand		2,111,910
Norway – 1.7%
Gjensidige Forsikring ASA	45,421	774,841
Marine Harvest ASA*	40,527	624,717
Norsk Hydro ASA	87,670	361,120
Orkla ASA	76,193	690,424
TGS Nopec Geophysical Co. ASA(a)	6,961	106,293

Total Norway		2,557,395
Portugal – 1.0%
Galp Energia, SGPS, S.A.	41,600	523,829
Jeronimo Martins, SGPS, S.A.	25,356	415,502
NOS, SGPS S.A.	17,973	120,019
Portucel S.A.	75,674	275,950
Sonae, SGPS, S.A.	126,586	152,762

Total Portugal		1,488,062
Singapore – 4.7%
CapitaLand Ltd.	183,500	418,346
City Developments Ltd.	26,500	160,779
ComfortDelGro Corp., Ltd.	124,400	269,752
Fraser and Neave Ltd.(a)	75,200	110,851
Frasers Centrepoint Ltd.	229,200	277,436
Global Logistic Properties Ltd.	122,600	175,260
Great Eastern Holdings Ltd.	12,000	200,416
Hutchison Port Holdings Trust	1,125,985	562,992
Jardine Cycle & Carriage Ltd.	19,511	579,998
Keppel Corp., Ltd.	185,000	800,943
Olam International Ltd.	136,200	173,967
SATS Ltd.	89,000	261,065
Sembcorp Industries Ltd.	143,300	321,377
Sembcorp Marine Ltd.(a)	156,051	191,211
SIA Engineering Co., Ltd.	99,536	266,100
Singapore Airlines Ltd.	67,761	574,655
Singapore Exchange Ltd.	55,300	326,478
Singapore Post Ltd.	115,500	140,237
Singapore Press Holdings Ltd.(a)	158,648	471,255
Singapore Technologies Engineering Ltd.	212,300	509,230
StarHub Ltd.	152,594	379,615
UOL Group Ltd.	18,200	81,093

Total Singapore		7,253,056
Spain – 3.0%
Abengoa S.A. Class B(a)	48,382	14,390
Acerinox S.A.(a)	13,113	152,119
ACS Actividades de Construccion y Servicios S.A.	20,410	609,133
Banco Popular Espanol S.A.	68,141	177,586
Bankinter S.A.	18,163	128,532
Bolsas y Mercados Espanoles SHMSF S.A.(a)	8,118	262,262
Cia de Distribucion Integral Logista Holdings S.A.	4,093	92,631
Distribuidora Internacional de Alimentacion S.A.*	22,054	114,751
Ebro Foods S.A.(a)	11,695	255,679
Enagas S.A.	22,372	673,425
Grifols S.A.	10,094	225,106
Grupo Catalana Occidente S.A.	3,018	85,807
Mapfre S.A.	208,879	452,016
Prosegur Cia de Seguridad S.A.	20,084	113,289
Red Electrica Corp. S.A.	8,816	766,531
Tecnicas Reunidas S.A.(a)	4,051	114,139
Viscofan S.A.	2,727	163,613
Zardoya Otis S.A.(a)	19,254	224,455

Total Spain		4,625,464
Sweden – 4.1%
AAK AB	1,413	112,424
Alfa Laval AB	14,161	232,153
Atlas Copco AB Class B	20,337	480,159
Axfood AB	10,946	202,536
BillerudKorsnas AB	5,044	82,566
Boliden AB	9,424	151,008
Electrolux AB Series B(a)	11,260	296,685
Getinge AB Class B(a)	6,697	154,565
Hexagon AB Class B	6,724	262,102
Husqvarna AB Class B	15,231	111,508
ICA Gruppen AB(a)	10,203	338,057
Investment AB Kinnevik Class B	7,632	216,814
Investment AB Latour Class B	8,289	344,067
Lundbergforetagen AB Class B	4,358	238,685
Meda AB Class A	11,465	213,695
Saab AB Class B	6,210	213,264
Securitas AB Class B	20,081	333,168
Skanska AB Class B	28,928	661,226
SKF AB Class B(a)	20,515	370,989
Swedish Match AB	10,593	360,126
Tele2 AB Class B	29,257	271,757
Trelleborg AB Class B	9,394	186,102
Volvo AB Class A	26,520	292,460
Wallenstam AB Class B	13,995	121,190

Total Sweden		6,247,306
Switzerland – 4.5%
Aryzta AG*	2,253	93,705
Baloise Holding AG Registered Shares	4,164	531,343
Bucher Industries AG Registered Shares	381	92,977
Clariant AG Registered Shares*	14,876	270,289
Coca-Cola HBC AG*	8,950	190,385
DKSH Holding AG(a)	1,254	86,097
EMS-Chemie Holding AG Registered Shares	957	498,162
Galenica AG Registered Shares	187	282,360
GAM Holding AG*	11,041	160,257
Georg Fischer AG Registered Shares	124	100,609
Helvetia Holding AG Registered Shares	403	231,452
Julius Baer Group Ltd.*	6,361	274,327
Lonza Group AG Registered Shares*	2,301	390,928
OC Oerlikon Corp. AG Registered Shares*	12,176	126,127
Panalpina Welttransport Holding AG Registered Shares	1,262	141,533
Partners Group Holding AG	1,503	606,599
Schindler Holding AG Participation Certificate	1,432	265,121

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	115

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2016

Investments	Shares	Value
Schindler Holding AG Registered Shares	1,900	$349,387
SFS Group AG*	1,037	77,424
Sonova Holding AG Registered Shares	1,379	176,830
STMicroelectronics N.V.	77,858	432,259
Straumann Holding AG Registered Shares	662	229,158
Sulzer AG Registered Shares	1,858	185,286
Swatch Group AG (The) Bearer Shares(a)	1,021	355,135
Swatch Group AG (The) Registered Shares	3,727	251,995
Swiss Life Holding AG Registered Shares*	1,534	409,590
Vontobel Holding AG Registered Shares	3,370	146,568

Total Switzerland		6,955,903
United Kingdom – 17.3%
Aberdeen Asset Management PLC	111,463	444,411
Admiral Group PLC	16,686	475,579
Aggreko PLC	9,108	140,989
Amec Foster Wheeler PLC	34,307	221,893
Ashmore Group PLC(a)	65,322	270,020
Ashtead Group PLC	9,243	114,782
Babcock International Group PLC	15,420	210,439
Barratt Developments PLC	32,061	258,286
Bellway PLC	5,059	190,726
Berendsen PLC	5,673	98,090
Berkeley Group Holdings PLC	15,011	694,293
Booker Group PLC	63,618	157,548
British Land Co. PLC (The)	57,291	576,822
Britvic PLC	8,019	81,890
Bunzl PLC	11,485	333,945
Burberry Group PLC	15,396	302,056
Cable & Wireless Communications PLC	253,751	281,014
Capita PLC	29,998	449,270
Carnival PLC	9,433	508,698
Close Brothers Group PLC	7,725	140,122
CNH Industrial N.V.	54,344	370,018
Cobham PLC	82,988	258,954
Croda International PLC	5,272	230,279
Daily Mail & General Trust PLC Class A Non-Voting Shares	20,014	200,212
Derwent London PLC	2,267	102,703
Direct Line Insurance Group PLC	100,243	533,381
Dixons Carphone PLC	16,859	103,299
DS Smith PLC	45,081	264,363
Dunelm Group PLC	4,485	58,887
easyJet PLC	21,817	476,322
Essentra PLC	7,220	85,872
Evraz PLC*(a)	92,384	119,505
Fresnillo PLC	6,517	89,220
G4S PLC	88,922	243,601
GKN PLC	69,325	287,763
Greene King PLC	10,857	135,996
Halma PLC	13,946	182,706
Hammerson PLC	35,296	293,479
Hargreaves Lansdown PLC	23,450	452,991
Hays PLC	44,311	77,063
Hikma Pharmaceuticals PLC	3,070	87,368
Howden Joinery Group PLC	16,616	114,181
ICAP PLC	56,032	382,379
IG Group Holdings PLC	33,182	381,540
IMI PLC	18,958	259,540
Inchcape PLC	24,444	254,190
Informa PLC	30,860	307,824
Inmarsat PLC	31,755	449,340
InterContinental Hotels Group PLC	8,043	331,893
Intertek Group PLC	4,439	202,060
Intu Properties PLC	74,920	337,046
Investec PLC	45,433	334,667
J Sainsbury PLC(a)	188,000	746,597
Jardine Lloyd Thompson Group PLC	12,982	157,576
John Wood Group PLC	15,217	134,509
Johnson Matthey PLC	6,869	270,910
Jupiter Fund Management PLC	20,406	120,046
Kingfisher PLC	111,092	601,486
London Stock Exchange Group PLC	8,075	327,295
Man Group PLC	152,415	334,076
Meggitt PLC	40,063	234,131
Melrose Industries PLC	7,147	36,621
Merlin Entertainments PLC(b)	18,298	121,899
Michael Page International PLC	17,672	108,407
Micro Focus International PLC	5,470	123,434
Millennium & Copthorne Hotels PLC	18,491	110,667
Mondi PLC	17,956	344,797
Pennon Group PLC	22,146	258,145
Persimmon PLC	25,846	774,545
Renishaw PLC	2,637	69,549
Rentokil Initial PLC	57,556	146,258
Rexam PLC	45,717	416,595
Rightmove PLC	3,455	209,113
Rotork PLC	28,208	74,113
Royal Mail PLC	70,699	488,467
Saga PLC	23,326	66,449
Sage Group PLC (The)	54,680	494,341
Schroders PLC	8,336	321,459
Segro PLC	56,679	334,250
Severn Trent PLC	17,209	537,481
Smiths Group PLC	21,985	340,006
Spectris PLC	5,820	154,252
Spirax-Sarco Engineering PLC	1,468	76,802
St. James’s Place PLC	26,592	351,057
Stagecoach Group PLC	34,843	126,301
TalkTalk Telecom Group PLC(a)	54,656	186,259
Tate & Lyle PLC	38,234	317,633
Taylor Wimpey PLC	271,181	741,729
Travis Perkins PLC	7,006	183,974
United Utilities Group PLC	53,343	707,663
Victrex PLC	5,962	141,220
Weir Group PLC (The)	9,258	147,436
WH Smith PLC	3,480	90,933
William Hill PLC	53,884	253,253

See Notes to Financial Statements.

116	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2016

Investments	Shares	Value
WM Morrison Supermarkets PLC(a)	314,367	$897,805

Total United Kingdom		26,639,054
TOTAL COMMON STOCKS (Cost: $141,404,849)		152,858,426
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.9%
United States – 7.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $12,170,282)(d)	12,170,282	12,170,282
TOTAL INVESTMENTS IN SECURITIES – 107.5% (Cost: $153,575,131)		165,028,708
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.5)%		(11,516,395)

NET ASSETS – 100.0%		$153,512,313
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $12,557,085 and the total market value of the collateral held by the Fund was $13,370,550. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,200,268.

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	117

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 11.2%
Adelaide Brighton Ltd.	913,167	$3,561,439
ALS Ltd.(a)	618,286	1,897,709
Altium Ltd.	218,444	991,424
AP Eagers Ltd.(a)	249,352	1,870,186
ARB Corp., Ltd.(a)	62,101	718,478
Asaleo Care Ltd.	749,151	1,048,837
Australian Pharmaceutical Industries Ltd.	822,277	1,236,609
Bega Cheese Ltd.(a)	173,785	788,736
BlueScope Steel Ltd.	317,387	1,511,288
Breville Group Ltd.(a)	187,668	1,128,923
Brickworks Ltd.	100,784	1,228,045
BT Investment Management Ltd.	431,787	3,221,875
Cardno Ltd.(a)	647,475	557,838
carsales.com Ltd.(a)	255,632	2,312,543
Cash Converters International Ltd.(a)	1,240,478	510,517
Cleanaway Waste Management Ltd.	2,003,918	1,186,965
Collins Foods Ltd.	307,020	994,297
Corporate Travel Management Ltd.(a)	97,477	1,005,537
Cover-More Group Ltd.(a)	488,623	582,603
CSG Ltd.(a)	902,802	861,155
CSR Ltd.	920,564	2,336,874
Decmil Group Ltd.	881,967	522,409
Dick Smith Holdings Ltd.†	769,150	1
Domino’s Pizza Enterprises Ltd.	57,894	2,559,868
Downer EDI Ltd.	695,411	2,054,188
DuluxGroup Ltd.	442,659	2,138,436
ERM Power Ltd.	470,397	517,449
Event Hospitality and Entertainment Ltd.	220,180	2,574,476
Fairfax Media Ltd.	3,495,884	2,312,719
Folkestone Education Trust	642,001	1,155,630
G8 Education Ltd.(a)	738,326	2,141,198
Generation Healthcare REIT	407,531	639,526
Genworth Mortgage Insurance Australia Ltd.(a)	1,108,708	2,123,655
GrainCorp Ltd. Class A	136,622	792,427
GUD Holdings Ltd.(a)	132,203	707,812
GWA Group Ltd.	364,591	633,843
IMF Bentham Ltd.(a)	800,924	825,588
Infomedia Ltd.(a)	793,346	353,963
Invocare Ltd.(a)	130,646	1,263,277
IOOF Holdings Ltd.(a)	455,162	3,105,682
IRESS Ltd.	245,206	2,188,046
Japara Healthcare Ltd.(a)	289,049	680,394
JB Hi-Fi Ltd.(a)	137,895	2,501,265
MACA Ltd.	1,896,531	1,320,310
Magellan Financial Group Ltd.	185,939	3,244,000
McMillan Shakespeare Ltd.(a)	145,105	1,394,159
Mineral Resources Ltd.(a)	357,175	1,651,288
MMA Offshore Ltd.(a)	2,559,381	767,833
Monadelphous Group Ltd.(a)	339,085	1,857,188
Myer Holdings Ltd.(a)	2,247,353	2,031,311
MyState Ltd.	152,811	514,868
Navitas Ltd.(a)	614,459	2,401,176
New Hope Corp., Ltd.	1,003,742	1,011,488
NIB Holdings Ltd.	805,738	2,423,472
Nine Entertainment Co. Holdings Ltd.(a)	1,734,515	2,081,469
Northern Star Resources Ltd.	623,934	1,646,266
Nufarm Ltd.(a)	203,682	1,175,117
Orora Ltd.	1,246,882	2,397,909
OZ Minerals Ltd.	280,463	1,085,203
OzForex Group Ltd.(a)	391,751	608,736
Pact Group Holdings Ltd.	469,042	1,800,444
Peet Ltd.	1,216,724	921,925
Perpetual Ltd.(a)	63,259	2,119,715
Premier Investments Ltd.	191,522	2,492,794
Primary Health Care Ltd.(a)	677,721	1,955,013
Programmed Maintenance Services Ltd.	847,441	964,803
Qube Holdings Ltd.(a)	622,283	1,129,711
Recall Holdings Ltd.	236,409	1,363,932
Retail Food Group Ltd.(a)	261,038	1,036,146
SAI Global Ltd.	276,345	801,420
Sandfire Resources NL	192,224	844,328
Servcorp Ltd.	161,286	849,874
Seven Group Holdings Ltd.(a)	627,132	2,634,019
Seven West Media Ltd.	4,151,166	3,289,082
SG Fleet Group Ltd.	358,926	966,363
Sigma Pharmaceuticals Ltd.	1,393,626	1,136,369
Sims Metal Management Ltd.(a)	199,220	1,324,079
Slater & Gordon Ltd.(a)	681,187	136,241
SMS Management & Technology Ltd.	278,014	395,645
Southern Cross Media Group Ltd.	1,620,679	1,383,845
Spotless Group Holdings Ltd.	755,143	731,926
Steadfast Group Ltd.(a)	719,869	991,229
Super Retail Group Ltd.(a)	280,360	1,846,108
Thorn Group Ltd.	372,512	522,962
Villa World Ltd.	460,953	751,726
Village Roadshow Ltd.	297,734	1,186,385
Western Areas Ltd.	297,883	494,956

Total Australia		123,026,563
Austria – 0.5%
Austria Technologie & Systemtechnik AG	46,027	676,606
Lenzing AG	16,359	1,296,917
RHI AG	50,377	985,681
S IMMO AG*	99,164	920,856
Schoeller-Bleckmann Oilfield Equipment AG	17,178	1,047,469
Semperit AG Holding	17,884	692,911

Total Austria		5,620,440
Belgium – 2.0%
Barco N.V.	16,749	1,208,546
Bekaert S.A.	64,082	2,607,346
Cofinimmo S.A.	49,225	6,049,778
D’ieteren S.A./N.V.	42,255	1,781,613
Econocom Group S.A./N.V.	86,161	893,482
Euronav N.V.	82,913	849,502
EVS Broadcast Equipment S.A.	45,010	1,666,194
Exmar N.V.(a)	110,756	931,193

See Notes to Financial Statements.

118	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
Kinepolis Group N.V.	22,065	$958,622
Melexis N.V.	37,005	2,015,681
Warehouses De Pauw	32,560	3,100,019

Total Belgium		22,061,976
China – 0.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	648,392	675,430
CITIC Telecom International Holdings Ltd.	3,673,822	1,383,032
CPMC Holdings Ltd.	974,000	480,938
Dah Chong Hong Holdings Ltd.	2,722,000	1,108,936
Goldpac Group Ltd.	1,382,922	586,577
Poly Property Group Co., Ltd.	3,798,129	1,038,095
Shougang Fushan Resources Group Ltd.(a)	5,532,000	698,940

Total China		5,971,948
Denmark – 1.2%
Dfds A/S	70,141	2,553,332
FLSmidth & Co. A/S(a)	48,443	2,033,910
Matas A/S	56,838	1,151,896
NKT Holding A/S	21,175	1,223,612
Royal Unibrew A/S	47,807	2,310,665
Schouw & Co.	22,746	1,422,941
SimCorp A/S	29,244	1,351,729
Spar Nord Bank A/S	75,603	722,732

Total Denmark		12,770,817
Finland – 3.3%
Aktia Bank Oyj	67,234	752,374
Aspo Oyj	63,304	535,986
Cargotec Oyj Class B	37,026	1,197,859
Caverion Corp.	97,304	943,613
Citycon Oyj	1,342,906	3,394,226
Cramo Oyj	45,967	948,633
F-Secure Oyj(a)	183,984	551,403
Fiskars Oyj Abp	98,239	1,932,228
Kemira Oyj	242,344	2,709,161
Kesko Oyj Class B(a)	104,802	4,634,969
Konecranes Oyj(a)	84,848	2,028,526
Lassila & Tikanoja Oyj	43,123	785,762
Metsa Board Oyj	270,395	1,811,797
PKC Group Oyj(a)	30,660	543,645
Raisio Oyj Class V	207,007	1,021,425
Ramirent Oyj	262,899	1,722,623
Sanoma Oyj(a)	317,052	1,553,576
Technopolis Oyj(a)	268,943	1,149,278
Tieto Oyj	110,777	2,893,329
Tikkurila Oyj	74,507	1,355,076
Uponor Oyj(a)	82,702	1,202,542
Valmet Oyj	132,384	1,460,308
YIT Oyj(a)	128,666	729,295

Total Finland		35,857,634
France – 2.7%
Albioma S.A.	60,100	931,423
Alten S.A.	31,887	1,960,009
Altran Technologies S.A.	96,487	1,339,213
Assystem	54,431	1,476,240
Bourbon S.A.(a)	173,350	2,595,690
Gaztransport Et Technigaz S.A.	60,935	1,997,051
IPSOS	56,433	1,320,248
Jacquet Metal Service	39,611	571,005
Lectra	46,985	684,264
Metropole Television S.A.	216,605	3,955,488
Neopost S.A.	119,999	2,525,679
Nexity S.A.	97,558	5,091,134
Saft Groupe S.A.	38,296	1,160,394
Sopra Steria Group	10,975	1,298,807
Tarkett S.A.	70,820	2,223,367
Technicolor S.A. Registered Shares	129,808	812,096

Total France		29,942,108
Germany – 4.0%
Aareal Bank AG	68,462	2,221,893
alstria office REIT-AG*	171,884	2,483,638
AURELIUS SE & Co. KGaA	43,609	2,658,664
BayWa AG(a)	38,696	1,310,755
Bechtle AG	16,212	1,677,105
Bertrandt AG	7,360	845,838
Borussia Dortmund GmbH & Co. KGaA	165,171	756,647
Carl Zeiss Meditec AG Bearer Shares	51,752	1,600,555
Comdirect Bank AG	87,246	978,504
CompuGroup Medical SE	38,895	1,646,593
Drillisch AG(a)	94,078	3,864,263
ElringKlinger AG	56,780	1,558,388
Gerresheimer AG	13,144	1,032,451
Gerry Weber International AG(a)	67,074	942,434
Grammer AG	18,550	740,699
Hamburger Hafen und Logistik AG	55,554	819,187
Indus Holding AG	25,944	1,281,325
Jenoptik AG	51,381	822,645
Leoni AG(a)	30,351	1,048,835
NORMA Group SE	18,593	1,043,069
Pfeiffer Vacuum Technology AG	11,773	1,322,408
RHOEN-KLINIKUM AG	79,899	2,490,189
Salzgitter AG	16,127	457,325
Sixt SE	39,198	2,113,248
Software AG	56,044	2,194,081
STADA Arzneimittel AG	51,537	2,048,762
Stroeer SE & Co KGaA(a)	17,562	1,105,706
Takkt AG	48,858	939,813
TLG Immobilien AG	15,976	348,634
VTG AG	25,109	768,974
Wacker Neuson SE	56,166	894,776

Total Germany		44,017,404
Hong Kong – 1.3%
Chong Hing Bank Ltd.	444,000	904,423
Dah Sing Financial Holdings Ltd.	345,029	2,121,805
Goldlion Holdings Ltd.	3,359,000	1,281,838
Hong Kong Aircraft Engineering Co., Ltd.(a)	151,200	1,014,621

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	119

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
Hong Kong Ferry Holdings Co., Ltd.	753,000	$856,239
Hongkong & Shanghai Hotels Ltd. (The)	1,168,000	1,239,293
Kowloon Development Co., Ltd.	1,620,000	1,514,204
Lippo China Resources Ltd.	15,060,000	450,448
Liu Chong Hing Investment Ltd.	594,000	676,971
Melco International Development Ltd.(a)	1,077,000	1,499,584
Miramar Hotel & Investment	482,000	832,690
Vitasoy International Holdings Ltd.(a)	604,364	1,128,232
Welling Holding Ltd.	5,271,518	849,527

Total Hong Kong		14,369,875
Indonesia – 0.1%
Bumitama Agri Ltd.	1,118,000	772,122
Ireland – 0.8%
C&C Group PLC	500,426	2,263,935
Greencore Group PLC	350,184	1,887,448
Irish Continental Group PLC	313,693	1,948,206
Origin Enterprises PLC	126,834	971,267
UDG Healthcare PLC	197,075	1,654,214

Total Ireland		8,725,070
Israel – 2.1%
B Communications Ltd.	40,120	1,152,536
Delek Automotive Systems Ltd.	379,614	3,669,417
Delta-Galil Industries Ltd.	22,380	606,602
Gazit-Globe Ltd.	227,945	2,079,062
Harel Insurance Investments & Financial Services Ltd.	381,832	1,457,452
Industrial Buildings Corp., Ltd.	624,722	574,787
Inrom Construction Industries Ltd.	370,852	930,114
Ituran Location and Control Ltd.	53,557	1,054,188
Jerusalem Economy Ltd.*	328,681	609,714
Magic Software Enterprises Ltd.	104,256	710,754
Matrix IT Ltd.	171,949	1,099,980
Melisron Ltd.	49,912	1,796,274
Menorah Mivtachim Holdings Ltd.*	158,447	1,327,592
Migdal Insurance & Financial Holding Ltd.	2,523,889	1,752,188
Osem Investments Ltd.*	64,941	1,418,700
Sella Capital Real Estate Ltd.	792,872	1,246,409
Shapir Engineering and Industry Ltd.	348,725	558,220
Shikun & Binui Ltd.	881,203	1,563,406

Total Israel		23,607,395
Italy – 4.2%
Anima Holding SpA(b)	238,960	1,750,934
Ansaldo STS SpA	98,546	1,178,007
Ascopiave SpA	638,934	1,668,800
Astaldi SpA(a)	107,115	496,064
ASTM SpA	176,830	2,045,293
Banca IFIS SpA	85,482	2,835,636
Banca Popolare di Sondrio SCARL	210,485	739,243
Cairo Communication SpA(a)	181,931	974,817
Cementir Holding SpA	91,089	456,099
Danieli & C. Officine Meccaniche SpA RSP	54,639	856,129
Datalogic SpA	62,664	1,224,661
DiaSorin SpA	31,727	1,834,842
Ei Towers SpA	16,392	914,922
ERG SpA	212,555	2,896,917
Falck Renewables SpA	768,237	844,367
Immobiliare Grande Distribuzione SIIQ SpA	1,251,802	1,141,193
Industria Macchine Automatiche SpA	56,066	3,293,531
Interpump Group SpA	88,806	1,300,406
Iren SpA	1,587,793	2,849,758
MARR SpA	116,458	2,348,963
Piaggio & C. SpA(a)	325,616	692,019
RAI Way SpA(b)	252,711	1,359,251
Salini Impregilo SpA	168,951	715,050
Societa Cattolica di Assicurazioni SCRL	311,243	2,128,063
Societa Iniziative Autostradali e Servizi SpA	247,231	2,535,590
Trevi Finanziaria Industriale SpA(a)	447,512	764,944
Unipol Gruppo Finanziario SpA	542,900	2,199,962
UnipolSai SpA	950,897	2,204,032
Vittoria Assicurazioni SpA	56,260	547,509
Zignago Vetro SpA	160,620	1,057,940

Total Italy		45,854,942
Japan – 26.7%
77 Bank Ltd. (The)	271,000	959,633
Accordia Golf Co., Ltd.	54,900	516,298
Adastria Co., Ltd.	29,400	893,287
ADEKA Corp.	86,600	1,265,926
Aeon Delight Co., Ltd.	42,100	1,354,077
Ai Holdings Corp.	34,300	996,392
Aica Kogyo Co., Ltd.	36,300	763,497
Aichi Steel Corp.	204,940	804,115
Aida Engineering Ltd.	65,600	570,815
Aisan Industry Co., Ltd.	65,600	517,119
Akita Bank Ltd. (The)	302,000	824,894
Alpen Co., Ltd.(a)	40,800	673,738
Amano Corp.	70,600	1,116,208
Anritsu Corp.(a)	157,365	866,666
AOKI Holdings, Inc.	60,600	733,271
Aoyama Trading Co., Ltd.	39,200	1,508,430
Arcs Co., Ltd.	37,300	836,632
Ariake Japan Co., Ltd.	31,000	1,820,366
Asahi Diamond Industrial Co., Ltd.	53,300	478,488
Ashikaga Holdings Co., Ltd.	178,800	512,243
ASKUL Corp.(a)	26,188	1,067,139
Autobacs Seven Co., Ltd.	86,000	1,453,801
Avex Group Holdings, Inc.	42,300	552,107
Axell Corp.	100,100	752,565
Azbil Corp.	67,800	1,737,905
Bando Chemical Industries Ltd.	142,000	643,071
Bank of Nagoya Ltd. (The)(a)	173,000	569,509
Bank of Saga Ltd. (The)	366,764	691,792
Bank of the Ryukyus Ltd.	53,800	605,038
Belluna Co., Ltd.	149,200	757,980
Calsonic Kansei Corp.	132,000	982,998
Canon Electronics, Inc.	48,200	710,167

See Notes to Financial Statements.

120	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
Capcom Co., Ltd.	41,400	$1,011,104
Central Glass Co., Ltd.	234,000	1,272,067
Chiyoda Co., Ltd.	36,000	1,037,769
Citizen Holdings Co., Ltd.	175,000	993,372
Cleanup Corp.	81,600	559,754
Coca-Cola East Japan Co., Ltd.	49,800	827,674
Coca-Cola West Co., Ltd.	59,600	1,477,340
COMSYS Holdings Corp.(a)	79,600	1,230,880
CONEXIO Corp.	64,100	649,013
Daido Steel Co., Ltd.	246,000	853,597
Daifuku Co., Ltd.	61,100	1,031,244
Daiichikosho Co., Ltd.	42,700	1,861,560
Daikyo, Inc.	680,000	1,082,966
Daio Paper Corp.(a)	48,600	410,351
Daishi Bank Ltd. (The)	332,000	1,143,147
Daiwabo Holdings Co., Ltd.	463,000	865,074
DCM Holdings Co., Ltd.	154,000	1,113,946
Denka Co., Ltd.	440,000	1,812,536
Doshisha Co., Ltd.	37,100	683,938
Doutor Nichires Holdings Co., Ltd.	38,700	625,976
Dynam Japan Holdings Co., Ltd.	1,369,451	1,973,875
Earth Chemical Co., Ltd.	27,300	1,105,165
Ebara Corp.	312,000	1,304,684
EDION Corp.(a)	111,500	847,200
Eighteenth Bank Ltd. (The)	316,000	702,878
Exedy Corp.	42,600	943,003
Fancl Corp.	50,800	693,785
Fields Corp.	37,800	631,934
Foster Electric Co., Ltd.	34,585	730,502
France Bed Holdings Co., Ltd.	119,000	1,097,940
Fuji Corp., Ltd.(a)	132,400	805,744
Fuji Oil Holdings, Inc.	42,800	772,643
Fujikura Ltd.	141,000	664,887
Fujimi, Inc.	50,841	678,513
Fujitec Co., Ltd.	56,500	576,084
Fujitsu General Ltd.	41,000	633,631
Fukuyama Transporting Co., Ltd.(a)	135,000	659,415
Funai Soken Holdings, Inc.	102,300	1,647,431
Furukawa Co., Ltd.	367,000	542,035
Fuso Pharmaceutical Industries Ltd.	285,000	659,282
Geo Holdings Corp.(a)	115,400	1,921,023
Glory Ltd.	31,600	1,075,404
GMO Internet, Inc.	74,824	1,000,583
Goldcrest Co., Ltd.	31,800	475,890
GS Yuasa Corp.	274,000	1,172,597
Gulliver International Co., Ltd.(a)	66,140	824,433
Gunze Ltd.	282,000	797,865
H-One Co., Ltd.	99,400	486,410
H2O Retailing Corp.	40,300	696,676
Hakuto Co., Ltd.	73,894	651,532
Hanwa Co., Ltd.	239,000	1,010,054
Heiwa Corp.	121,700	2,526,145
Heiwado Co., Ltd.	70,100	1,456,947
Higashi-Nippon Bank Ltd. (The)	359,000	883,874
Hiramatsu, Inc.(a)	85,600	565,107
Hitachi Koki Co., Ltd.	83,500	552,729
Hitachi Kokusai Electric, Inc.	65,600	789,686
Hitachi Maxell Ltd.	54,800	835,201
Hitachi Transport System Ltd.	41,800	699,921
Hitachi Zosen Corp.	100,900	479,386
Hokkoku Bank Ltd. (The)	163,000	429,272
Hokuetsu Bank Ltd. (The)	300,000	485,787
Hokuetsu Kishu Paper Co., Ltd.(a)	193,500	1,155,198
Hokuto Corp.	33,800	669,414
Horiba Ltd.	25,000	934,205
Hosokawa Micron Corp.	126,000	637,875
Hyakujushi Bank Ltd. (The)	163,000	458,277
Idec Corp.	68,800	654,976
Inaba Denki Sangyo Co., Ltd.	33,400	1,053,454
Inabata & Co., Ltd.	79,900	793,349
IT Holdings Corp.	47,500	1,125,851
Ito En Ltd.(a)	42,100	1,331,603
Itochu Enex Co., Ltd.	162,400	1,304,748
Itoham Foods, Inc.(a)	110,000	721,295
IwaiCosmo Holdings, Inc.	80,900	787,443
Iwatani Corp.(a)	114,000	663,339
J-Oil Mills, Inc.	276,000	844,735
Japan Aviation Electronics Industry Ltd.	44,000	515,966
Japan Steel Works Ltd. (The)	124,000	391,654
Jimoto Holdings, Inc.	327,200	430,852
Juroku Bank Ltd. (The)	266,000	795,196
K’s Holdings Corp.(a)	36,300	1,204,671
kabu.com Securities Co., Ltd.	485,000	1,553,450
Kaga Electronics Co., Ltd.	52,600	668,293
Kamigumi Co., Ltd.	95,000	895,102
Kandenko Co., Ltd.(a)	143,000	1,021,656
Kaneka Corp.	188,000	1,612,456
Kanematsu Corp.	354,000	516,535
Kansai Urban Banking Corp.	67,900	669,968
Kato Sangyo Co., Ltd.	37,800	935,962
Kawasaki Kisen Kaisha Ltd.(a)	801,000	1,553,610
Keiyo Bank Ltd. (The)	133,000	481,614
Kiyo Bank Ltd. (The)	75,491	857,036
Koatsu Gas Kogyo Co., Ltd.	123,000	700,387
Kohnan Shoji Co., Ltd.	58,600	873,304
Kokuyo Co., Ltd.	104,300	1,222,146
Konaka Co., Ltd.	86,900	426,015
Kurabo Industries Ltd.	387,000	671,427
KYB Corp.	291,000	862,165
Kyokuto Kaihatsu Kogyo Co., Ltd.	61,600	623,700
Kyokuto Securities Co., Ltd.(a)	77,000	926,919
KYORIN Holdings, Inc.	60,800	1,159,795
Kyosan Electric Manufacturing Co., Ltd.	235,000	735,976
Kyoto Kimono Yuzen Co., Ltd.(a)	100,100	766,814
Kyowa Exeo Corp.	87,900	977,579
Kyushu Financial Group, Inc.	164,300	948,714
Lintec Corp.	52,830	946,658
Lion Corp.	210,000	2,371,013

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	121

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
Maeda Road Construction Co., Ltd.	51,000	$842,173
Makino Milling Machine Co., Ltd.	61,000	373,940
Mandom Corp.	22,430	999,816
Maruha Nichiro Corp.	38,800	724,598
Marusan Securities Co., Ltd.(a)	160,300	1,511,793
Matsui Securities Co., Ltd.(a)	315,700	2,693,681
Matsumotokiyoshi Holdings Co., Ltd.	36,200	1,897,042
Max Co., Ltd.	58,547	602,165
MegaChips Corp.(a)	75,900	854,251
Megmilk Snow Brand Co., Ltd.	57,600	1,449,801
Meidensha Corp.	199,000	908,288
Meitec Corp.	40,900	1,431,928
Mie Bank Ltd. (The)	326,056	580,197
Minato Bank Ltd. (The)	435,787	585,469
Ministop Co., Ltd.	37,800	689,107
Mirait Holdings Corp.	60,600	483,096
Misawa Homes Co., Ltd.(a)	71,600	474,594
Mitsubishi Shokuhin Co., Ltd.	31,800	809,748
Mitsui Engineering & Shipbuilding Co., Ltd.	326,000	487,282
Mitsui Home Co., Ltd.	152,775	714,975
Mitsui Mining & Smelting Co., Ltd.	605,000	968,904
Mitsui-Soko Holdings Co., Ltd.	241,000	643,267
Miura Co., Ltd.	76,000	1,420,668
Miyazaki Bank Ltd. (The)	221,000	538,761
Mochida Pharmaceutical Co., Ltd.	14,100	1,048,766
Monex Group, Inc.	309,438	801,161
Morinaga Milk Industry Co., Ltd.	224,000	1,201,762
Musashino Bank Ltd. (The)	28,800	726,438
NAC Co., Ltd.(a)	85,750	665,279
Nachi-Fujikoshi Corp.	154,000	537,106
Nagaileben Co., Ltd.	31,800	654,702
Nagase & Co., Ltd.	84,700	932,194
Nankai Electric Railway Co., Ltd.	217,000	1,179,652
NDS Co., Ltd.	303,970	838,389
NEC Networks & System Integration Corp.	37,700	586,992
NET One Systems Co., Ltd.	123,000	665,368
Nichias Corp.	131,000	784,403
Nichiha Corp.	58,000	878,811
Nichirei Corp.	250,000	2,037,457
Nifco, Inc.	38,900	1,872,405
Nihon House Holdings Co., Ltd.(a)	149,000	538,227
Nihon Kohden Corp.	44,400	1,105,309
Nihon Parkerizing Co., Ltd.	68,200	617,711
Nihon Unisys Ltd.(a)	66,400	880,843
Nikkon Holdings Co., Ltd.	52,200	947,444
Nippo Corp.	42,000	707,380
Nippon Coke & Engineering Co., Ltd.	682,700	492,003
Nippon Denko Co., Ltd.	309,100	495,022
Nippon Flour Mills Co., Ltd.	226,194	1,861,555
Nippon Kayaku Co., Ltd.	98,000	992,251
Nippon Light Metal Holdings Co., Ltd.(a)	442,600	728,511
Nippon Paper Industries Co., Ltd.(a)	81,000	1,443,507
Nippon Road Co., Ltd. (The)	164,000	763,130
Nippon Shinyaku Co., Ltd.	20,300	794,697
Nippon Soda Co., Ltd.	95,000	479,247
Nippon Steel & Sumikin Bussan Corp.	275,736	919,979
Nippon Valqua Industries Ltd.	290,000	761,155
Nipro Corp.	180,691	1,718,570
Nishi-Nippon City Bank Ltd. (The)	599,000	1,060,554
Nishi-Nippon Railroad Co., Ltd.	242,000	1,580,391
Nishimatsu Construction Co., Ltd.	197,000	846,577
Nisshin Steel Co., Ltd.	96,000	1,121,473
Nisshinbo Holdings, Inc.	67,200	714,480
Nissin Kogyo Co., Ltd.	51,900	700,035
Nitta Corp.	21,800	549,873
Nitto Kogyo Corp.	37,800	603,347
Noevir Holdings Co., Ltd.	28,800	828,934
NOF Corp.	93,000	660,296
Noritake Co., Ltd.	259,000	585,311
North Pacific Bank Ltd.	151,800	384,919
NS Solutions Corp.	75,600	1,485,835
NSD Co., Ltd.	75,600	1,119,253
Ohsho Food Service Corp.	21,800	670,128
Oiles Corp.	32,800	491,146
Oita Bank Ltd. (The)	138,000	430,962
Okabe Co., Ltd.	74,600	533,639
Okamura Corp.	52,300	500,222
Oki Electric Industry Co., Ltd.(a)	540,000	763,913
OKUMA Corp.(a)	63,000	441,132
Okumura Corp.	163,000	862,894
Okuwa Co., Ltd.	69,000	616,976
Onoken Co., Ltd.	62,600	549,167
Onward Holdings Co., Ltd.	169,000	1,156,288
OSG Corp.(a)	54,800	1,024,377
Pal Co., Ltd.	22,000	551,786
Paltac Corp.	75,876	1,345,441
PanaHome Corp.	117,000	879,621
Paramount Bed Holdings Co., Ltd.(a)	20,100	735,900
Park24 Co., Ltd.	110,500	3,096,890
Plenus Co., Ltd.	47,000	848,881
Relo Holdings, Inc.	10,199	1,369,304
Rengo Co., Ltd.	227,000	1,147,169
Ricoh Leasing Co., Ltd.	20,800	619,031
Riso Kagaku Corp.	45,500	702,772
Rohto Pharmaceutical Co., Ltd.	43,800	798,879
Round One Corp.	98,900	558,757
Ryobi Ltd.	207,000	817,723
Ryoden Trading Co., Ltd.	85,000	499,133
Ryosan Co., Ltd.	30,386	760,225
Saibu Gas Co., Ltd.	376,000	869,790
Saizeriya Co., Ltd.	42,500	876,129
San-Ai Oil Co., Ltd.	80,000	581,521
San-In Godo Bank Ltd. (The)	119,800	741,855
Sanden Holdings Corp.(a)	276,000	790,711
Sangetsu Co., Ltd.	51,800	940,645
Sankyu, Inc.	261,000	1,193,594
Sanoh Industrial Co., Ltd.	104,400	571,253
Sanrio Co., Ltd.(a)	62,400	1,221,962

See Notes to Financial Statements.

122	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
Sanwa Holdings Corp.	199,000	$1,481,943
Sanyo Chemical Industries Ltd.	90,000	634,993
Sapporo Holdings Ltd.	248,000	1,235,642
Sato Holdings Corp.	33,000	703,483
Sawai Pharmaceutical Co., Ltd.	17,000	1,066,329
Seika Corp.	230,000	464,522
Seiko Holdings Corp.	111,000	440,464
Seino Holdings Co., Ltd.	81,200	876,334
Sekisui Jushi Corp.	47,800	641,331
Senko Co., Ltd.(a)	167,000	1,019,280
Senshu Ikeda Holdings, Inc.	230,800	831,656
Senshukai Co., Ltd.(a)	105,400	675,190
Shikoku Bank Ltd. (The)	288,000	556,039
Shimachu Co., Ltd.	33,800	808,048
Shinko Electric Industries Co., Ltd.	126,500	712,438
Shinsho Corp.	227,680	413,245
Ship Healthcare Holdings, Inc.	43,800	1,104,791
Showa Corp.	88,600	774,102
Showa Denko K.K.(a)	816,000	842,173
SKY Perfect JSAT Holdings, Inc.	200,500	1,168,446
Sotetsu Holdings, Inc.	390,000	2,394,235
Space Co., Ltd.	60,600	733,271
St. Marc Holdings Co., Ltd.	20,100	555,278
Star Micronics Co., Ltd.	63,100	708,503
Starts Corp., Inc.	39,800	886,687
Starzen Co., Ltd.	22,500	629,588
Sumitomo Bakelite Co., Ltd.	273,000	1,071,160
Sumitomo Forestry Co., Ltd.	80,700	928,379
Sumitomo Osaka Cement Co., Ltd.	316,000	1,242,689
Sumitomo Real Estate Sales Co., Ltd.	41,700	803,985
Sumitomo Riko Co., Ltd.	78,600	686,032
Sumitomo Warehouse Co., Ltd. (The)	174,295	888,572
T-Gaia Corp.(a)	66,500	770,937
Tadano Ltd.	67,000	622,937
Taiyo Holdings Co., Ltd.	38,659	1,310,475
Takara Standard Co., Ltd.	83,000	755,452
Takasago Thermal Engineering Co., Ltd.(a)	103,400	1,300,837
Takiron Co., Ltd.	122,000	605,685
Toagosei Co., Ltd.	105,700	881,186
Tochigi Bank Ltd. (The)	122,000	464,576
Toda Corp.	163,000	788,932
Toei Co., Ltd.	67,000	597,304
Toho Bank Ltd. (The)	300,000	963,566
Toho Holdings Co., Ltd.(a)	42,500	910,539
TOKAI Holdings Corp.(a)	165,200	861,312
Tokai Rika Co., Ltd.	81,287	1,531,793
Tokyo Seimitsu Co., Ltd.	31,000	608,719
Tokyo TY Financial Group, Inc.	20,100	467,650
Tokyotokeiba Co., Ltd.(a)	254,000	510,735
TOMONY Holdings, Inc.	155,790	461,569
Toppan Forms Co., Ltd.	109,200	1,217,382
Toshiba Machine Co., Ltd.	129,000	397,117
Toyo Ink SC Holdings Co., Ltd.	281,000	1,127,550
Toyo Securities Co., Ltd.	316,000	790,035
Toyobo Co., Ltd.	834,694	1,255,067
Transcosmos, Inc.(a)	31,500	819,485
TS Tech Co., Ltd.	36,000	843,667
Tsubakimoto Chain Co.	90,000	558,121
Tsugami Corp.(a)	110,247	401,184
Tsumura & Co.(a)	60,600	1,456,837
UACJ Corp.(a)	367,540	745,577
Ube Industries Ltd.	865,000	1,531,518
Union Tool Co.(a)	14,000	368,451
Unipres Corp.	25,700	448,398
United Arrows Ltd.	28,400	1,176,227
Universal Entertainment Corp.	46,600	774,905
Unizo Holdings Co., Ltd.(a)	24,900	1,073,362
UNY Group Holdings Co., Ltd.	226,300	1,596,654
Ushio, Inc.	68,600	913,080
Valor Holdings Co., Ltd.	50,100	1,265,483
Vital KSK Holdings, Inc.	91,600	723,705
Wacoal Holdings Corp.	80,000	955,914
Wacom Co., Ltd.(a)	231,100	980,779
Wakita & Co., Ltd.	62,600	523,546
Yamazen Corp.	89,200	678,553
Yuasa Trading Co., Ltd.	37,200	875,430
Yumeshin Holdings Co., Ltd.(a)	122,600	677,384
Zenrin Co., Ltd.	44,100	887,140
Zeon Corp.	115,000	744,873

Total Japan		293,363,543
Netherlands – 1.2%
Accell Group	45,081	960,915
Amsterdam Commodities N.V.	46,993	1,268,085
Arcadis N.V.	75,663	1,413,176
BE Semiconductor Industries N.V.	88,896	2,440,353
Beter Bed Holding N.V.	24,906	624,396
BinckBank N.V.	115,409	861,419
Brunel International N.V.	80,497	1,697,471
Kendrion N.V.	24,273	598,846
NSI N.V.	437,928	2,082,997
TKH Group N.V. CVA	40,290	1,727,687

Total Netherlands		13,675,345
New Zealand – 5.1%
Air New Zealand Ltd.	2,389,767	4,745,354
EBOS Group Ltd.	255,043	3,045,712
Fisher & Paykel Healthcare Corp., Ltd.(a)	725,992	4,939,750
Fonterra Co-operative Group Ltd.(a)	216,555	891,600
Freightways Ltd.	235,733	1,039,301
Genesis Energy Ltd.(a)	3,853,587	5,484,867
Heartland Bank Ltd.(a)	1,251,639	1,051,505
Infratil Ltd.(a)	1,063,675	2,422,311
Kathmandu Holdings Ltd.(a)	1,128,578	1,292,893
Kiwi Property Group Ltd.	2,322,910	2,330,490
Mainfreight Ltd.(a)	74,327	818,459
Meridian Energy Ltd.	3,122,308	5,679,683
Nuplex Industries Ltd.	365,638	1,320,084
Restaurant Brands New Zealand Ltd.	283,137	955,388

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	123

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
Skellerup Holdings Ltd.	1,057,291	$939,618
SKY Network Television Ltd.	923,236	3,192,193
SKYCITY Entertainment Group Ltd.	1,087,556	3,783,000
Tower Ltd.	595,355	735,772
Trade Me Group Ltd.	933,368	2,857,844
TrustPower Ltd.	707,655	3,763,547
Z Energy Ltd.	900,263	4,219,104

Total New Zealand		55,508,475
Norway – 3.7%
ABG Sundal Collier Holding ASA	1,621,102	1,230,832
Aker ASA Class A	167,479	3,128,367
American Shipping Co. ASA*	70,144	234,909
Atea ASA*	276,526	2,641,143
Austevoll Seafood ASA	365,600	3,005,688
Borregaard ASA	125,973	845,277
Entra ASA(b)	243,765	2,298,766
Kongsberg Gruppen ASA(a)	119,462	1,964,254
Leroy Seafood Group ASA	89,816	4,245,798
Norway Royal Salmon ASA	12,683	167,906
Ocean Yield ASA(a)	373,638	2,507,107
Protector Forsikring ASA	128,571	1,169,710
Salmar ASA	350,084	8,592,057
Selvaag Bolig ASA	229,080	700,707
SpareBank 1 Nord Norge	224,611	1,018,336
SpareBank 1 SMN	155,258	990,160
SpareBank 1 SR-Bank ASA	168,138	825,317
Tomra Systems ASA	143,667	1,498,114
Veidekke ASA	195,250	2,655,660
XXL ASA(b)	107,435	1,311,886

Total Norway		41,031,994
Portugal – 0.6%
Altri, SGPS, S.A.	155,720	680,524
CTT-Correios de Portugal S.A.	228,796	2,156,192
REN – Redes Energeticas Nacionais, SGPS, S.A.	764,878	2,512,001
Semapa-Sociedade de Investimento e Gestao	129,333	1,709,625

Total Portugal		7,058,342
Singapore – 3.4%
Accordia Golf Trust	3,765,100	1,677,603
Asian Pay Television Trust	5,819,300	2,420,027
Chip Eng Seng Corp., Ltd.	2,302,978	1,214,254
CWT Ltd.(a)	660,276	961,043
Dyna-Mac Holdings Ltd.(a)	5,136,700	549,298
First Resources Ltd.(a)	1,030,400	1,545,677
GuocoLand Ltd.(a)	606,800	811,109
Ho Bee Land Ltd.	501,300	815,273
Hyflux Ltd.(a)	1,449,600	645,893
Keppel Infrastructure Trust	3,819,800	1,404,130
Lian Beng Group Ltd.	2,446,500	872,063
Low Keng Huat Singapore Ltd.	1,857,000	854,998
M1 Ltd.(a)	1,828,900	3,531,219
OSIM International Ltd.(a)	1,124,200	1,143,735
Pacc Offshore Services Holdings Ltd.	3,634,800	971,727
Pacific Radiance Ltd.(a)	2,733,742	690,236
Petra Foods Ltd.	530,003	1,102,041
QAF Ltd.	755,000	577,491
Raffles Education Corp., Ltd.(a)	2,466,400	402,947
Raffles Medical Group Ltd.(a)	366,500	1,227,473
Religare Health Trust	1,991,632	1,449,428
Rotary Engineering Ltd.	1,872,600	500,621
Sheng Siong Group Ltd.	1,632,200	1,018,155
SMRT Corp., Ltd.(a)	970,100	1,087,815
Super Group Ltd.	1,198,500	881,119
Swissco Holdings Ltd.	3,319,800	465,946
UMS Holdings Ltd.	2,251,467	944,660
United Engineers Ltd.	843,589	1,465,913
UOB-Kay Hian Holdings Ltd.	560,900	583,143
Venture Corp., Ltd.	527,744	3,276,355
Wee Hur Holdings Ltd.	2,727,799	546,937
Wing Tai Holdings Ltd.(a)	715,400	935,025
Yanlord Land Group Ltd.	1,109,000	1,004,738

Total Singapore		37,578,092
Spain – 0.8%
Cie Automotive S.A.	94,419	1,705,384
Duro Felguera S.A.(a)	511,807	892,342
Ence Energia y Celulosa S.A.	302,051	1,020,560
Faes Farma S.A.	288,616	911,032
Indra Sistemas S.A.*(a)	217,522	2,534,546
Obrascon Huarte Lain S.A.(a)	154,570	987,971
Papeles y Cartones de Europa S.A.	122,379	780,262
Pescanova S.A.†*	7,082	0

Total Spain		8,832,097
Sweden – 6.4%
Acando AB	538,802	1,315,983
AF AB Class B	94,958	1,745,315
Atrium Ljungberg AB Class B	118,649	2,056,347
Avanza Bank Holding AB	24,640	1,100,285
Betsson AB*	86,915	1,350,894
Bilia AB Class A	102,302	2,296,738
Byggmax Group AB	83,542	767,745
Castellum AB	242,607	3,863,540
Clas Ohlson AB Class B	94,812	1,812,804
Com Hem Holding AB	74,276	685,798
Duni AB	91,424	1,519,655
Elekta AB Class B(a)	482,490	3,609,732
Fabege AB	238,428	4,032,279
Haldex AB(a)	59,707	526,608
HIQ International AB*	139,658	861,374
Holmen AB Class B	77,493	2,540,817
Indutrade AB	34,750	2,135,573
Intrum Justitia AB	73,028	2,579,992
Inwido AB	27,550	339,842
JM AB	93,612	2,431,900
KappAhl AB	156,765	624,608
KNOW IT AB	112,539	916,227
Kungsleden AB	170,002	1,205,807

See Notes to Financial Statements.

124	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
Lifco AB Class B	39,752	$1,068,984
Lindab International AB	73,233	585,831
Loomis AB Class B	76,147	2,155,715
Mekonomen AB	55,765	1,382,654
Modern Times Group MTG AB Class B	103,607	3,108,197
NCC AB Class B	130,713	4,767,888
NetEnt AB*	24,085	1,361,906
Nobia AB	108,371	1,134,950
Nolato AB Class B	44,222	1,241,011
Nordnet AB Class B	190,492	815,384
Peab AB	348,895	3,087,966
Platzer Fastigheter Holding AB Class B	124,019	680,776
Ratos AB Class B	437,243	2,807,369
Scandi Standard AB	92,876	675,945
SkiStar AB	59,998	862,221
Svenska Handelsbanken AB Class B	2,411	33,637
Sweco AB Class B	107,173	1,763,588
Wihlborgs Fastigheter AB	105,815	2,250,300

Total Sweden		70,104,185
Switzerland – 1.8%
Allreal Holding AG Registered Shares*	23,236	3,377,488
Ascom Holding AG Registered Shares	44,912	846,511
BKW AG(a)	60,297	2,543,726
Cembra Money Bank AG*	53,457	3,751,173
Daetwyler Holding AG Bearer Shares	8,882	1,329,077
EFG International AG*	106,103	609,373
Gategroup Holding AG*	21,152	949,758
Implenia AG Registered Shares	21,527	1,355,483
Kudelski S.A. Bearer Shares	51,649	884,502
Mobilezone Holding AG Registered Shares	52,799	799,442
Swissquote Group Holding S.A. Registered Shares	16,399	409,269
Tecan Group AG Registered Shares	6,383	973,797
Temenos Group AG Registered Shares*	28,094	1,543,094

Total Switzerland		19,372,693
United Kingdom – 15.5%
A.G.Barr PLC	88,248	672,246
Abcam PLC	124,220	1,053,394
Acacia Mining PLC	230,306	931,156
Assura PLC	814,928	621,958
AVEVA Group PLC	32,208	729,108
BBA Aviation PLC	1,069,804	3,081,409
BGEO Group PLC	49,600	1,445,763
Big Yellow Group PLC	162,545	1,809,433
Bodycote PLC	314,735	2,730,044
Bovis Homes Group PLC	147,050	1,968,771
Brammer PLC	200,280	501,600
Brewin Dolphin Holdings PLC	338,705	1,262,813
Card Factory PLC	241,660	1,135,795
Carillion PLC(a)	904,009	3,821,336
Central Asia Metals PLC	321,309	761,999
Chesnara PLC	252,035	1,195,425
Cineworld Group PLC	274,300	2,119,101
Computacenter PLC	121,166	1,462,876
Concentric AB	43,519	493,881
Connect Group PLC	465,763	1,064,411
Costain Group PLC	189,634	968,954
Countrywide PLC	228,166	1,264,548
Cranswick PLC	52,954	1,623,443
Crest Nicholson Holdings PLC	250,876	2,030,088
Dairy Crest Group PLC	241,996	2,151,272
Darty PLC	817,891	1,539,977
De La Rue PLC	264,192	1,697,362
Debenhams PLC	1,901,123	2,054,828
Dechra Pharmaceuticals PLC	81,889	1,419,451
Devro PLC	212,956	900,645
Dignity PLC	7,485	266,695
Diploma PLC	102,475	1,094,345
Domino’s Pizza Group PLC	182,239	2,640,276
Drax Group PLC(a)	500,134	1,955,971
E2V Technologies PLC	331,344	1,023,917
Electrocomponents PLC	820,938	2,848,361
Elementis PLC	281,095	967,219
EMIS Group PLC	65,041	947,922
esure Group PLC	597,545	2,348,959
Fenner PLC	495,534	965,073
Fidessa Group PLC	49,950	1,753,188
Foxtons Group PLC	239,043	559,171
Galliford Try PLC	100,685	2,076,654
GAME Digital PLC(a)	201,020	361,158
Genus PLC	44,608	980,319
Go-Ahead Group PLC	63,942	2,435,452
Greggs PLC	105,850	1,653,742
Halfords Group PLC	276,779	1,575,743
Hargreaves Services PLC	137,639	353,124
Helical Bar PLC	173,870	964,627
Hill & Smith Holdings PLC	132,958	1,725,638
Hilton Food Group PLC	98,443	709,583
Home Retail Group PLC	714,697	1,703,154
HomeServe PLC	401,087	2,482,333
Hunting PLC	204,723	942,330
Interserve PLC	188,330	1,174,239
ITE Group PLC	435,602	920,353
J D Wetherspoon PLC(a)	77,925	787,931
James Fisher & Sons PLC	32,297	612,286
James Halstead PLC	208,692	1,215,559
John Menzies PLC	105,282	718,400
Johnson Service Group PLC	452,209	591,464
Just Retirement Group PLC	343,022	778,487
Kcom Group PLC	1,074,277	1,659,863
Keller Group PLC	58,231	719,362
Kier Group PLC	127,115	2,347,726
Ladbrokes PLC	2,731,510	4,581,641
Laird PLC	459,843	2,518,152
Lookers PLC	384,725	875,897
LSL Property Services PLC	149,191	616,493
Marshalls PLC	241,745	1,236,958

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	125

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

Investments	Shares	Value
Marston’s PLC	1,093,009	$2,387,892
McColl’s Retail Group PLC	261,422	617,156
Mears Group PLC	99,600	599,104
Mediclinic International PLC	56,414	726,511
Mitie Group PLC	429,916	1,588,050
Moneysupermarket.com Group PLC	801,708	3,660,841
Morgan Advanced Materials PLC	295,441	964,776
Morgan Sindall Group PLC	69,249	803,718
N Brown Group PLC	450,621	2,116,610
National Express Group PLC	720,163	3,554,500
NCC Group PLC	235,782	848,918
NMC Health PLC	92,526	1,405,679
Northgate PLC	71,466	414,159
Nostrum Oil & Gas PLC	215,203	736,161
Novae Group PLC	127,343	1,606,089
Numis Corp. PLC	226,523	651,163
OneSavings Bank PLC	145,659	696,736
Pan African Resources PLC	7,674,216	1,489,070
PayPoint PLC	96,147	1,033,677
Pendragon PLC	1,241,544	651,332
Pets at Home Group PLC	13,182	50,985
Photo-Me International PLC	381,465	974,567
Polar Capital Holdings PLC	230,361	1,195,263
Polypipe Group PLC	109,955	504,458
Premier Farnell PLC	778,854	1,262,176
PZ Cussons PLC(a)	318,892	1,384,656
QinetiQ Group PLC	452,970	1,484,403
Rank Group PLC	397,872	1,452,528
Redde PLC	637,022	1,529,038
Redrow PLC	99,824	577,208
Restaurant Group PLC (The)	173,767	980,539
Ricardo PLC	61,181	736,020
RPC Group PLC(a)	269,204	2,938,710
RPS Group PLC	331,757	989,431
RWS Holdings PLC	351,561	1,049,758
Safestore Holdings PLC	173,260	835,982
Savills PLC	117,762	1,286,371
Schroders PLC Non-Voting Shares	63,661	1,850,129
Senior PLC	237,967	780,170
Shanks Group PLC	413,020	492,716
SIG PLC	450,007	944,321
Soco International PLC	748,638	1,705,487
Spirent Communications PLC	669,726	847,085
SSP Group PLC	18,457	76,879
St. Ives PLC	125,034	407,046
St. Modwen Properties PLC	104,182	452,966
SThree PLC	162,044	730,742
Synthomer PLC	289,346	1,515,040
Ted Baker PLC	23,259	910,303
Telecom Plus PLC(a)	157,361	2,081,940
TT electronics PLC	290,887	622,957
Tullett Prebon PLC	370,448	1,872,076
Tyman PLC	160,863	684,955
U & I Group PLC	163,385	437,964
Ultra Electronics Holdings PLC	44,864	1,163,919
Unite Group PLC (The)	99,761	912,655
Vesuvius PLC	382,078	1,821,566
WS Atkins PLC	95,052	1,871,670
Xchanging PLC	334,965	919,560
Zoopla Property Group PLC(b)	143,450	515,452

Total United Kingdom		170,604,685
TOTAL COMMON STOCKS (Cost: $1,034,603,290)		1,089,727,745
RIGHTS – 0.0%
Australia – 0.0%
Qube Holdings Ltd., expiring 4/1/16*	141,427	33,726
Israel – 0.0%
Industrial Buildings Corp., Ltd., expiring 4/13/16*	208,239	78,044
TOTAL RIGHTS (Cost: $0)		111,770
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	23,266	1,326,860
WisdomTree Japan SmallCap Dividend Fund(c)	19,224	1,058,281
TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,283,255)		2,385,141
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.2%
United States – 10.2%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(d)
(Cost: $112,271,066)(e)	112,271,066	112,271,066
TOTAL INVESTMENTS IN SECURITIES – 109.5% (Cost: $1,149,157,611)		1,204,495,722
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.5)%		(104,518,790)

NET ASSETS – 100.0%		$1,099,976,932
*	Non-income producing security.

†

Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1, which represents less than 0.01% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(e)

At March 31, 2016, the total market value of the Fund’s securities on loan was $113,130,909 and the total market value of the collateral held by the Fund was $119,532,775. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,261,709.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

126	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	AUD	35,622	CHF	26,230	$(13)
4/4/2016	AUD	1,031,463	EUR	694,015	(2,587)
4/4/2016	AUD	275,363	GBP	146,754	(893)
4/4/2016	AUD	249,849	ILS	717,100	(1,453)
4/4/2016	AUD	1,840,509	JPY	158,655,575	(4,222)
4/4/2016	AUD	234,218	SEK	1,454,960	(696)
4/4/2016	AUD	200,166	SGD	206,566	(579)
					$(10,443)

CURRENCY LEGEND
AUD	– Australian dollar
CHF	– Swiss franc
EUR	– Euro
GBP	– British pound
ILS	– Israeli New shekel
JPY	– Japanese yen
SEK	– Swedish krona
SGD	– Singapore dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	127

Schedule of Investments

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.3%
Japan – 99.3%
Auto Components – 16.9%
Aisin Seiki Co., Ltd.	950	$35,838
Bridgestone Corp.	3,152	117,925
Calsonic Kansei Corp.	711	5,295
Denso Corp.	2,518	101,352
Eagle Industry Co., Ltd.	200	2,639
Exedy Corp.(a)	262	5,800
FCC Co., Ltd.	268	4,535
HI-LEX Corp.	200	5,498
Keihin Corp.	277	4,143
Koito Manufacturing Co., Ltd.	636	28,859
KYB Corp.	2,106	6,240
Mitsuba Corp.	277	4,286
NGK Spark Plug Co., Ltd.	937	17,957
NHK Spring Co., Ltd.	1,413	13,540
Nifco, Inc.(a)	309	14,873
Nissin Kogyo Co., Ltd.	268	3,615
NOK Corp.	665	11,372
Pacific Industrial Co., Ltd.(a)	300	3,024
Sanden Holdings Corp.	720	2,063
Stanley Electric Co., Ltd.(a)	868	19,654
Sumitomo Electric Industries Ltd.	3,719	45,298
Sumitomo Rubber Industries Ltd.	867	13,414
Tokai Rika Co., Ltd.	324	6,105
Topre Corp.	279	5,205
Toyo Tire & Rubber Co., Ltd.	629	9,402
Toyoda Gosei Co., Ltd.	326	6,300
Toyota Boshoku Corp.	556	9,072
TPR Co., Ltd.	215	5,651
TS Tech Co., Ltd.	290	6,796
Unipres Corp.	263	4,589
Yokohama Rubber Co., Ltd. (The)	849	13,982

Total Auto Components		534,322
Automobiles – 30.8%
Daihatsu Motor Co., Ltd.(a)	1,182	16,679
Fuji Heavy Industries Ltd.	3,157	111,652
Honda Motor Co., Ltd.	8,830	242,443
Isuzu Motors Ltd.	3,436	35,523
Mazda Motor Corp.	3,136	48,730
Mitsubishi Motors Corp.	3,653	27,399
Nissan Motor Co., Ltd.	12,053	111,688
Nissan Shatai Co., Ltd.	562	5,665
Suzuki Motor Corp.	2,309	61,857
Toyota Motor Corp.	5,379	284,851
Yamaha Motor Co., Ltd.	1,530	25,483

Total Automobiles		971,970
Building Products – 5.8%
Aica Kogyo Co., Ltd.	350	7,362
Asahi Glass Co., Ltd.	5,538	30,352
Bunka Shutter Co., Ltd.	536	4,411
Central Glass Co., Ltd.	780	4,240
Daikin Industries Ltd.	1,418	106,128
Nippon Sheet Glass Co., Ltd.*	5,653	4,024
Nitto Boseki Co., Ltd.	966	3,120
Noritz Corp.	276	4,504
Sanwa Holdings Corp.	1,435	10,686
Takasago Thermal Engineering Co., Ltd.(a)	512	6,441

Total Building Products		181,268
Chemicals – 1.8%
Kansai Paint Co., Ltd.	1,532	24,644
Nippon Paint Holdings Co., Ltd.(a)	1,220	27,104
Toyo Ink SC Holdings Co., Ltd.	831	3,334

Total Chemicals		55,082
Construction & Engineering – 1.8%
COMSYS Holdings Corp.(a)	576	8,907
JGC Corp.(a)	1,064	15,951
Kandenko Co., Ltd.	563	4,022
Kyowa Exeo Corp.	579	6,439
Kyudenko Corp.	226	5,387
Mirait Holdings Corp.	519	4,138
Nippon Densetsu Kogyo Co., Ltd.	301	6,058
Taikisha Ltd.	259	6,254

Total Construction & Engineering		57,156
Electrical Equipment – 8.3%
Daihen Corp.	470	2,141
Fuji Electric Co., Ltd.	3,547	12,276
Fujikura Ltd.	1,602	7,554
Furukawa Electric Co., Ltd.	4,095	8,853
GS Yuasa Corp.	2,167	9,274
Mitsubishi Electric Corp.	10,810	113,443
Nidec Corp.	1,352	92,635
Nitto Kogyo Corp.	300	4,789
Ushio, Inc.	835	11,114

Total Electrical Equipment		262,079
Machinery – 28.0%
Aida Engineering Ltd.	362	3,150
Amada Holdings Co., Ltd.	1,895	18,512
Asahi Diamond Industrial Co., Ltd.	349	3,133
CKD Corp.	510	4,215
Daifuku Co., Ltd.	638	10,768
DMG Mori Co., Ltd.(a)	816	7,514
Ebara Corp.	2,792	11,675
FANUC Corp.	872	135,655
Fuji Machine Manufacturing Co., Ltd.(a)	600	6,134
Fujitec Co., Ltd.	540	5,506
Furukawa Co., Ltd.	2,714	4,008
Glory Ltd.	331	11,265
Hino Motors Ltd.	1,700	18,407
Hitachi Construction Machinery Co., Ltd.(a)	558	8,877
Hitachi Zosen Corp.	653	3,102
Hoshizaki Electric Co., Ltd.	288	24,061
IHI Corp.	8,925	18,899
Japan Steel Works Ltd. (The)	2,703	8,537

See Notes to Financial Statements.

128	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

March 31, 2016

Investments	Shares	Value
JTEKT Corp.	1,175	$15,263
Kawasaki Heavy Industries Ltd.(a)	8,974	25,949
Komatsu Ltd.	4,623	78,808
Kubota Corp.	5,817	79,522
Kurita Water Industries Ltd.	600	13,703
Makino Milling Machine Co., Ltd.	399	2,446
Makita Corp.	649	40,304
Meidensha Corp.	1,039	4,742
Minebea Co., Ltd.(a)	1,652	12,905
Mitsubishi Heavy Industries Ltd.	16,325	60,728
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	3,547	5,302
Miura Co., Ltd.(a)	600	11,216
Nabtesco Corp.	828	18,609
Nachi-Fujikoshi Corp.	818	2,853
NGK Insulators Ltd.	1,103	20,403
Nitta Corp.	200	5,045
NSK Ltd.	2,753	25,229
NTN Corp.	3,059	9,771
Obara Group, Inc.	45	1,616
OKUMA Corp.	556	3,893
OSG Corp.(a)	564	10,543
Ryobi Ltd.	600	2,370
Shinmaywa Industries Ltd.	351	2,492
SMC Corp.	362	84,191
Star Micronics Co., Ltd.	249	2,796
Sumitomo Heavy Industries Ltd.	3,327	13,764
Tadano Ltd.	412	3,831
Takeuchi Manufacturing Co., Ltd.	200	2,890
Takuma Co., Ltd.	300	2,688
THK Co., Ltd.	682	12,597
Tsubakimoto Chain Co.	574	3,560

Total Machinery		883,447
Metals & Mining – 5.9%
Daido Steel Co., Ltd.(a)	2,711	9,407
Hitachi Metals Ltd.	1,198	12,375
JFE Holdings, Inc.	3,022	40,761
Kobe Steel Ltd.(a)	18,606	16,389
Nippon Steel & Sumitomo Metal Corp.	4,600	88,484
Nisshin Steel Co., Ltd.	600	7,009
Sanyo Special Steel Co., Ltd.	720	3,293
Tokyo Steel Manufacturing Co., Ltd.(a)	569	3,392
Yamato Kogyo Co., Ltd.	291	6,325

Total Metals & Mining		187,435
TOTAL COMMON STOCKS (Cost: $3,421,866)		3,132,759
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.1%
United States – 6.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $192,975)(c)	192,975	192,975
TOTAL INVESTMENTS IN SECURITIES – 105.4% (Cost: $3,614,841)		3,325,734
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.4)%		(169,911)

NET ASSETS – 100.0%		$3,155,823
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)	At March 31, 2016, the total market value of the Fund’s securities on loan was $183,040 and the total market value of the collateral held by the Fund was $192,975.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2016	JPY	70,896,527	USD	628,813	$(1,992)
4/5/2016	JPY	70,895,836	USD	628,813	(1,986)
4/5/2016	JPY	54,017,470	USD	479,100	(1,523)
4/5/2016	JPY	70,894,389	USD	628,813	(1,973)
4/5/2016	JPY	70,896,779	USD	628,813	(1,994)
4/5/2016	USD	479,100	JPY	53,847,294	9
4/5/2016	USD	628,813	JPY	70,670,846	(16)
4/5/2016	USD	628,813	JPY	70,673,739	10
4/5/2016	USD	628,813	JPY	70,669,149	(31)
4/5/2016	USD	628,813	JPY	70,677,512	43
5/9/2016	JPY	74,389,332	USD	662,471	(62)
5/9/2016	JPY	56,675,510	USD	504,742	(27)
5/9/2016	JPY	74,390,193	USD	662,471	(70)
5/9/2016	JPY	74,391,120	USD	662,471	(78)
5/9/2016	JPY	74,393,373	USD	662,471	(98)
					$(9,788)

CURRENCY LEGEND
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	129

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.2%
Japan – 99.2%
Air Freight & Logistics – 0.0%
Kintetsu World Express, Inc.	217,500	$2,894,968
Yusen Logistics Co., Ltd.(a)	138,300	1,610,701

Total Air Freight & Logistics		4,505,669
Airlines – 0.9%
Japan Airlines Co., Ltd.	2,448,200	89,785,848
Auto Components – 7.2%
Aisan Industry Co., Ltd.(a)	210,300	1,657,777
Aisin Seiki Co., Ltd.	1,337,808	50,467,600
Bridgestone Corp.	5,445,085	203,715,311
Calsonic Kansei Corp.	1,306,000	9,725,717
Daido Metal Co., Ltd.	300,100	2,322,941
Denso Corp.(a)	4,114,379	165,607,461
Eagle Industry Co., Ltd.	222,300	2,933,146
Exedy Corp.(a)	222,115	4,916,786
FCC Co., Ltd.	267,100	4,519,989
Keihin Corp.	385,734	5,769,108
Koito Manufacturing Co., Ltd.(a)	350,001	15,881,535
KYB Corp.(a)	558,000	1,653,223
NGK Spark Plug Co., Ltd.(a)	585,964	11,229,738
NHK Spring Co., Ltd.(a)	1,147,900	10,999,495
Nifco, Inc.(a)	267,845	12,892,401
NOK Corp.(a)	617,400	10,557,790
Pacific Industrial Co., Ltd.(a)	642,700	6,478,750
Press Kogyo Co., Ltd.	1,233,600	4,159,744
Sanden Holdings Corp.(a)	1,884,000	5,397,464
Showa Corp.	642,200	5,610,929
Stanley Electric Co., Ltd.(a)	619,907	14,036,775
Sumitomo Electric Industries Ltd.	3,122,483	38,032,646
Sumitomo Rubber Industries Ltd.	1,989,691	30,784,934
Tokai Rika Co., Ltd.	750,214	14,137,224
Topre Corp.	302,400	5,642,002
Toyo Tire & Rubber Co., Ltd.	713,600	10,666,382
Toyoda Gosei Co., Ltd.(a)	538,700	10,410,218
Toyota Boshoku Corp.	480,936	7,847,650
TPR Co., Ltd.(a)	222,194	5,839,771
TS Tech Co., Ltd.	280,432	6,571,982
Unipres Corp.(a)	222,400	3,880,301
Yokohama Rubber Co., Ltd. (The)	1,022,000	16,831,016

Total Auto Components		701,177,806
Automobiles – 12.9%
Daihatsu Motor Co., Ltd.(a)	2,098,869	29,617,031
Fuji Heavy Industries Ltd.(a)	2,956,567	104,562,959
Honda Motor Co., Ltd.	9,988,547	274,252,912
Isuzu Motors Ltd.	4,217,700	43,604,853
Mazda Motor Corp.	492,515	7,653,165
Mitsubishi Motors Corp.(a)	3,334,901	25,012,870
Nissan Motor Co., Ltd.(a)	30,860,004	285,961,957
Suzuki Motor Corp.(a)	976,036	26,147,466
Toyota Motor Corp.	8,209,575	434,747,012
Yamaha Motor Co., Ltd.(a)	1,286,600	21,429,024

Total Automobiles		1,252,989,249
Banks – 6.4%
Mitsubishi UFJ Financial Group, Inc.(a)	75,233,122	349,073,118
Mizuho Financial Group, Inc.(a)	183,039,144	273,756,663

Total Banks		622,829,781
Beverages – 1.2%
Kirin Holdings Co., Ltd.	5,124,745	71,950,244
Suntory Beverage & Food Ltd.	1,055,900	47,630,348

Total Beverages		119,580,592
Building Products – 1.3%
Aica Kogyo Co., Ltd.	370,400	7,790,610
Asahi Glass Co., Ltd.	6,849,735	37,541,143
Central Glass Co., Ltd.	1,496,000	8,132,533
Daikin Industries Ltd.(a)	804,349	60,200,043
Noritz Corp.	399,900	6,525,349
Sanwa Holdings Corp.	1,404,631	10,460,217

Total Building Products		130,649,895
Capital Markets – 1.1%
Monex Group, Inc.(a)	1,470,696	3,807,754
Nomura Holdings, Inc.(a)	22,017,745	98,516,162

Total Capital Markets		102,323,916
Chemicals – 5.9%
ADEKA Corp.	642,800	9,396,507
Asahi Kasei Corp.(a)	6,510,522	44,075,414
Daicel Corp.	1,387,142	18,981,488
Denka Co., Ltd.	3,229,076	13,301,857
DIC Corp.	5,811,538	13,909,015
Fujimi, Inc.(a)	371,300	4,955,292
Hitachi Chemical Co., Ltd.	846,415	15,249,703
JSR Corp.	1,239,300	17,840,539
Kaneka Corp.(a)	2,009,000	17,230,980
Kansai Paint Co., Ltd.(a)	569,900	9,167,482
Kuraray Co., Ltd.	1,635,837	20,026,796
Kureha Corp.(a)	1,116,000	3,554,678
Lintec Corp.	565,247	10,128,631
Mitsubishi Chemical Holdings Corp.	6,460,063	33,767,401
Mitsubishi Gas Chemical Co., Inc.	2,224,564	11,994,179
Mitsui Chemicals, Inc.(a)	2,208,079	7,367,139
Nippon Kayaku Co., Ltd.(a)	1,635,000	16,554,384
Nippon Paint Holdings Co., Ltd.(a)	498,400	11,072,599
Nippon Shokubai Co., Ltd.(a)	207,900	10,598,932
Nippon Soda Co., Ltd.	959,000	4,837,875
Nippon Synthetic Chemical Industry Co., Ltd. (The)	1,012,000	6,419,823
Nissan Chemical Industries Ltd.(a)	641,353	16,548,100
Nitto Denko Corp.(a)	605,774	33,723,279
NOF Corp.(a)	866,000	6,148,565
Sanyo Chemical Industries Ltd.	1,097,000	7,739,855
Shin-Etsu Chemical Co., Ltd.	1,470,379	76,190,999
Showa Denko K.K.(a)	5,674,312	5,856,312
Sumitomo Bakelite Co., Ltd.	2,220,000	8,710,530
Sumitomo Chemical Co., Ltd.(a)	5,025,485	22,758,769
Taiyo Holdings Co., Ltd.(a)	222,326	7,536,475

See Notes to Financial Statements.

130	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2016

Investments	Shares	Value
Taiyo Nippon Sanso Corp.(a)	1,056,453	$10,038,630
Teijin Ltd.	2,155,000	7,515,993
Toray Industries, Inc.(a)	4,720,318	40,284,079
Tosoh Corp.	2,015,614	8,482,454
Toyobo Co., Ltd.	6,652,513	10,002,889
Ube Industries Ltd.	5,285,000	9,357,311
Zeon Corp.(a)	675,000	4,372,081

Total Chemicals		575,697,035
Commercial Services & Supplies – 0.1%
Pilot Corp.	77,100	2,942,827
Sato Holdings Corp.(a)	221,867	4,729,688

Total Commercial Services & Supplies		7,672,515
Communications Equipment – 0.1%
Hitachi Kokusai Electric, Inc.(a)	881,000	10,605,392
Construction & Engineering – 0.1%
JGC Corp.(a)	442,416	6,632,599
Penta-Ocean Construction Co., Ltd.	703,200	2,946,814

Total Construction & Engineering		9,579,413
Construction Materials – 0.1%
Taiheiyo Cement Corp.	2,993,000	6,896,988
Containers & Packaging – 0.1%
Fuji Seal International, Inc.(a)	222,791	7,909,036
Electrical Equipment – 1.9%
Denyo Co., Ltd.	75,100	774,420
Fuji Electric Co., Ltd.	2,804,869	9,707,674
Fujikura Ltd.(a)	1,474,577	6,953,386
Furukawa Electric Co., Ltd.	2,256,818	4,879,281
GS Yuasa Corp.(a)	2,232,920	9,555,892
Mitsubishi Electric Corp.(a)	9,133,114	95,845,082
Nidec Corp.(a)	620,558	42,518,948
Sanyo Denki Co., Ltd.	681,000	3,180,969
Tatsuta Electric Wire and Cable Co., Ltd.	1,209,700	3,831,604
Ushio, Inc.	533,109	7,095,788

Total Electrical Equipment		184,343,044
Electronic Equipment, Instruments & Components – 4.8%
Alps Electric Co., Ltd.(a)	21,900	382,293
Amano Corp.	563,733	8,912,794
Anritsu Corp.(a)	1,655,200	9,115,786
Canon Electronics, Inc.	438,100	6,454,856
Citizen Holdings Co., Ltd.(a)	1,142,985	6,488,050
Enplas Corp.(a)	167,248	6,205,117
Hakuto Co., Ltd.	199,319	1,757,419
Hamamatsu Photonics K.K.(a)	616,300	17,025,771
Hirose Electric Co., Ltd.(a)	223,500	24,677,566
Hitachi High-Technologies Corp.	643,719	18,155,516
Hitachi Ltd.(a)	16,501,028	77,311,636
Horiba Ltd.	222,400	8,310,690
Ibiden Co., Ltd.(a)	668,101	8,179,251
Japan Aviation Electronics Industry Ltd.	290,000	3,400,685
Keyence Corp.(a)	67,910	37,092,352
Koa Corp.(a)	222,546	1,649,369
Kyocera Corp.(a)	1,475,718	65,084,160
Murata Manufacturing Co., Ltd.(a)	565,556	68,282,352
Nichicon Corp.	574,600	4,008,064
Nippon Electric Glass Co., Ltd.	2,220,301	11,378,561
Oki Electric Industry Co., Ltd.(a)	3,356,309	4,748,015
Omron Corp.	665,900	19,847,547
Ryosan Co., Ltd.(a)	233,045	5,830,531
Sanshin Electronics Co., Ltd.(a)	385,054	3,045,625
Shimadzu Corp.	852,000	13,379,421
Siix Corp.(a)	223,100	6,838,200
TDK Corp.	266,468	14,817,608
Topcon Corp.(a)	124,600	1,645,148
UKC Holdings Corp.	140,399	2,789,368
Yaskawa Electric Corp.(a)	750,100	8,669,246
Yokogawa Electric Corp.(a)	466,038	4,822,298

Total Electronic Equipment, Instruments & Components		470,305,295
Energy Equipment & Services – 0.1%
Modec, Inc.(a)	391,600	5,745,348
Food & Staples Retailing – 1.5%
Ministop Co., Ltd.(a)	164,900	3,006,184
Seven & I Holdings Co., Ltd.(a)	3,242,524	138,246,141

Total Food & Staples Retailing		141,252,325
Food Products – 1.1%
Ajinomoto Co., Inc.	1,791,513	40,478,200
Fuji Oil Holdings, Inc.	547,600	9,885,497
Kikkoman Corp.(a)	514,000	16,920,681
Nisshin Oillio Group Ltd. (The)	2,200,909	8,988,098
Sakata Seed Corp.	207,339	5,274,098
Toyo Suisan Kaisha Ltd.(a)	425,900	15,308,830
Yakult Honsha Co., Ltd.(a)	223,187	9,898,903

Total Food Products		106,754,307
Health Care Equipment & Supplies – 1.6%
Asahi Intecc Co., Ltd.	46,600	2,184,990
Hoya Corp.	1,763,357	67,164,298
Nihon Kohden Corp.(a)	355,900	8,859,898
Nikkiso Co., Ltd.	514,500	3,785,680
Nipro Corp.(a)	1,528,200	14,534,862
Sysmex Corp.(a)	278,560	17,447,951
Terumo Corp.(a)	1,057,056	37,948,494

Total Health Care Equipment & Supplies		151,926,173
Health Care Providers & Services – 0.1%
Miraca Holdings, Inc.	232,300	9,559,033
Health Care Technology – 0.0%
M3, Inc.(a)	118,000	2,973,228
Household Durables – 1.8%
Casio Computer Co., Ltd.(a)	965,657	19,511,607
Foster Electric Co., Ltd.	264,796	5,593,004
Fujitsu General Ltd.	617,000	9,535,380
Nikon Corp.(a)	2,079,300	31,856,885
Panasonic Corp.	6,163,870	56,678,319
Rinnai Corp.(a)	218,600	19,332,568

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	131

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2016

Investments	Shares	Value
Sekisui Chemical Co., Ltd.	2,442,500	$30,119,712
Tamron Co., Ltd.	223,100	3,662,258

Total Household Durables		176,289,733
Household Products – 0.4%
Lion Corp.	1,235,000	13,943,814
Pigeon Corp.(a)	316,000	8,257,414
Unicharm Corp.	674,900	14,705,548

Total Household Products		36,906,776
Industrial Conglomerates – 0.1%
Nisshinbo Holdings, Inc.	642,700	6,833,280
Insurance – 1.4%
Tokio Marine Holdings, Inc.	3,951,000	133,580,675
IT Services – 0.6%
Fujitsu Ltd.	4,345,328	16,106,265
NTT Data Corp.	864,100	43,437,564

Total IT Services		59,543,829
Leisure Products – 0.4%
Dunlop Sports Co., Ltd.(a)	128,380	1,144,506
Shimano, Inc.	101,100	15,867,289
Yamaha Corp.(a)	765,807	23,097,876

Total Leisure Products		40,109,671
Machinery – 8.8%
Aida Engineering Ltd.	445,600	3,877,368
Amada Holdings Co., Ltd.	2,107,193	20,585,417
Asahi Diamond Industrial Co., Ltd.	545,200	4,894,406
CKD Corp.(a)	489,100	4,042,652
Daifuku Co., Ltd.	447,300	7,549,518
DMG Mori Co., Ltd.(a)	317,100	2,920,045
Ebara Corp.(a)	1,889,158	7,899,855
FANUC Corp.	1,510,989	235,060,658
Fujitec Co., Ltd.(a)	555,500	5,663,980
Furukawa Co., Ltd.(a)	3,792,000	5,600,534
Glory Ltd.	282,300	9,607,167
Hino Motors Ltd.(a)	3,666,310	39,698,379
Hitachi Construction Machinery Co., Ltd.(a)	1,482,800	23,588,651
Hitachi Koki Co., Ltd.(a)	804,211	5,323,484
Hoshizaki Electric Co., Ltd.	184,969	15,453,169
IHI Corp.	2,185,882	4,628,675
JTEKT Corp.	1,292,278	16,786,564
Kawasaki Heavy Industries Ltd.(a)	6,653,510	19,239,208
Kitz Corp.	1,178,100	5,104,628
Komatsu Ltd.(a)	5,489,306	93,576,318
Kubota Corp.	4,541,002	62,077,936
Kurita Water Industries Ltd.	600,200	13,708,024
Makino Milling Machine Co., Ltd.	548,000	3,359,331
Makita Corp.	638,169	39,631,831
Meidensha Corp.(a)	2,024,000	9,238,062
Minebea Co., Ltd.(a)	749,701	5,856,466
Mitsubishi Heavy Industries Ltd.	10,617,198	39,495,089
Mitsubishi Nichiyu Forklift Co., Ltd.	293,300	1,200,391
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	2,224,315	3,324,747
Nabtesco Corp.	397,400	8,931,291
Nachi-Fujikoshi Corp.(a)	1,520,000	5,301,303
NGK Insulators Ltd.(a)	966,875	17,884,542
Nippon Thompson Co., Ltd.(a)	502,000	1,795,489
Nitta Corp.(a)	158,400	3,995,409
NSK Ltd.	1,943,966	17,814,716
NTN Corp.	167,000	533,413
Obara Group, Inc.(a)	77,600	2,785,853
Oiles Corp.	173,400	2,596,487
OKUMA Corp.(a)	498,000	3,487,041
OSG Corp.(a)	380,024	7,103,790
Ryobi Ltd.	1,459,000	5,763,566
SMC Corp.	126,451	29,409,041
Sodick Co., Ltd.(a)	181,400	1,358,947
Star Micronics Co., Ltd.	641,400	7,201,804
Sumitomo Heavy Industries Ltd.(a)	2,215,186	9,164,656
Tadano Ltd.	808,000	7,512,434
THK Co., Ltd.(a)	591,779	10,930,497
Tsubakimoto Chain Co.	1,193,000	7,398,203

Total Machinery		859,961,035
Marine – 0.4%
Kawasaki Kisen Kaisha Ltd.(a)	8,327,725	16,152,356
Nippon Yusen K.K.(a)	9,167,035	17,698,711
NS United Kaiun Kaisha Ltd.	1,439,000	1,946,065

Total Marine		35,797,132
Media – 0.3%
Dentsu, Inc.(a)	665,100	33,434,005
Metals & Mining – 2.2%
Aichi Steel Corp.(a)	2,226,000	8,734,072
Hitachi Metals Ltd.	1,389,018	14,348,057
JFE Holdings, Inc.(a)	3,178,462	42,871,555
Kyoei Steel Ltd.(a)	221,500	3,334,472
Mitsubishi Materials Corp.(a)	5,458,000	15,442,360
Mitsubishi Steel Manufacturing Co., Ltd.	1,042,000	1,687,299
Mitsui Mining & Smelting Co., Ltd.(a)	2,225,000	3,563,326
Nippon Steel & Sumitomo Metal Corp.	3,666,200	70,522,037
Sanyo Special Steel Co., Ltd.	1,194,000	5,460,350
Sumitomo Metal Mining Co., Ltd.(a)	3,432,000	34,123,048
Toyo Kohan Co., Ltd.	223,200	671,218
UACJ Corp.(a)	2,219,000	4,501,375
Yamato Kogyo Co., Ltd.(a)	407,200	8,850,835

Total Metals & Mining		214,110,004
Multiline Retail – 0.2%
Ryohin Keikaku Co., Ltd.(a)	90,400	19,142,489
Oil, Gas & Consumable Fuels – 0.4%
TonenGeneral Sekiyu K.K.	4,638,000	42,007,954
Paper & Forest Products – 0.2%
Oji Holdings Corp.(a)	5,119,000	20,586,218
Personal Products – 1.1%
Kao Corp.(a)	1,593,480	85,107,527
Mandom Corp.(a)	191,200	8,522,728
Shiseido Co., Ltd.	713,922	15,955,977

Total Personal Products		109,586,232

See Notes to Financial Statements.

132	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2016

Investments	Shares	Value
Pharmaceuticals – 7.4%
Astellas Pharma, Inc.	9,543,604	$127,069,740
Daiichi Sankyo Co., Ltd.(a)	4,792,621	106,708,786
Eisai Co., Ltd.(a)	1,472,877	88,717,267
Hisamitsu Pharmaceutical Co., Inc.	258,900	11,586,521
Kyowa Hakko Kirin Co., Ltd.(a)	2,300,370	36,758,437
Rohto Pharmaceutical Co., Ltd.	410,800	7,492,682
Shionogi & Co., Ltd.(a)	1,089,977	51,368,906
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,056,200	12,178,791
Takeda Pharmaceutical Co., Ltd.(a)	6,091,063	278,337,111

Total Pharmaceuticals		720,218,241
Professional Services – 0.6%
Recruit Holdings Co., Ltd.(a)	1,844,400	56,368,290
Road & Rail – 0.3%
Hitachi Transport System Ltd.	616,000	10,314,623
Nippon Express Co., Ltd.	4,249,000	19,355,736

Total Road & Rail		29,670,359
Semiconductors & Semiconductor Equipment – 1.0%
Advantest Corp.(a)	664,400	6,153,658
Disco Corp.	83,700	7,104,391
MegaChips Corp.(a)	431,300	4,854,260
Mitsui High-Tec, Inc.(a)	215,600	1,327,418
SCREEN Holdings Co., Ltd.	515,300	4,080,404
Shindengen Electric Manufacturing Co., Ltd.	1,190,000	4,033,898
Shinko Electric Industries Co., Ltd.	1,055,710	5,945,678
Tokyo Electron Ltd.(a)	835,153	54,510,275
Tokyo Seimitsu Co., Ltd.	264,300	5,189,823

Total Semiconductors & Semiconductor Equipment		93,199,805
Software – 0.8%
Capcom Co., Ltd.(a)	292,100	7,133,898
Konami Holdings Corp.(a)	323,100	9,572,694
Nexon Co., Ltd.(a)	872,500	14,896,815
Square Enix Holdings Co., Ltd.	341,200	9,228,596
Trend Micro, Inc.(a)	991,608	36,348,814

Total Software		77,180,817
Specialty Retail – 1.0%
ABC-Mart, Inc.	279,600	17,935,994
Fast Retailing Co., Ltd.	221,000	70,825,392
Sanrio Co., Ltd.(a)	607,848	11,903,318

Total Specialty Retail		100,664,704
Technology Hardware, Storage & Peripherals – 6.1%
Brother Industries Ltd.(a)	1,252,543	14,420,487
Canon, Inc.(a)	12,450,597	371,651,345
FUJIFILM Holdings Corp.	1,726,795	68,383,510
Hitachi Maxell Ltd.(a)	666,700	10,161,102
Konica Minolta, Inc.(a)	1,759,738	14,967,833
Ricoh Co., Ltd.(a)	5,360,278	54,654,376
Riso Kagaku Corp.	388,100	5,994,409
Roland DG Corp.	218,700	4,276,904
Seiko Epson Corp.(a)	2,637,800	42,666,670
Wacom Co., Ltd.(a)	2,003,300	8,501,927

Total Technology Hardware, Storage & Peripherals		595,678,563
Textiles, Apparel & Luxury Goods – 0.4%
Asics Corp.	376,092	6,709,057
Descente Ltd.(a)	235,681	3,476,659
Kurabo Industries Ltd.	1,400,472	2,429,753
Seiko Holdings Corp.	690,000	2,738,022
Seiren Co., Ltd.(a)	468,610	5,274,182
Wacoal Holdings Corp.(a)	1,645,000	19,655,990

Total Textiles, Apparel & Luxury Goods		40,283,663
Tobacco – 5.4%
Japan Tobacco, Inc.	12,546,831	523,552,092
Trading Companies & Distributors – 8.5%
Hanwa Co., Ltd.	2,220,000	9,382,090
Inabata & Co., Ltd.	222,186	2,206,144
ITOCHU Corp.(a)	12,206,094	150,519,563
Kuroda Electric Co., Ltd.(a)	222,587	3,336,973
Marubeni Corp.(a)	17,038,178	86,407,415
MISUMI Group, Inc.(a)	433,600	6,214,953
Mitsubishi Corp.	10,947,000	185,639,770
Mitsui & Co., Ltd.(a)	18,187,289	209,551,486
Nagase & Co., Ltd.	707,056	7,781,737
Nippon Steel & Sumikin Bussan Corp.(a)	2,228,000	7,433,605
Sojitz Corp.	7,143,521	14,681,733
Sumitomo Corp.(a)	11,081,877	110,281,413
Toyota Tsusho Corp.	1,583,710	35,832,328

Total Trading Companies & Distributors		829,269,210
Transportation Infrastructure – 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,850,000	9,431,469
Wireless Telecommunication Services – 0.8%
SoftBank Group Corp.	1,710,100	81,644,171
TOTAL COMMON STOCKS (Cost: $10,539,832,328)		9,660,112,305
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.0%
United States – 11.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $1,073,061,319)(c)	1,073,061,319	1,073,061,319
TOTAL INVESTMENTS IN SECURITIES – 110.2% (Cost: $11,612,893,647)		10,733,173,624
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (10.2)%		(996,041,518)

NET ASSETS – 100.0%		$9,737,132,106
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $1,054,641,846 and the total market value of the collateral held by the Fund was $1,109,865,268. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $36,803,949.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	133

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	JPY	127,459,332	USD	1,134,000	$(30)
4/4/2016	JPY	97,114,118	USD	864,000	(43)
4/4/2016	JPY	127,459,332	USD	1,134,000	(30)
4/4/2016	JPY	127,462,280	USD	1,134,000	(57)
4/4/2016	JPY	127,459,672	USD	1,134,000	(33)
4/5/2016	JPY	69,669,596,269	USD	617,329,053	(2,559,448)
4/5/2016	JPY	69,639,038,481	USD	617,329,053	(2,287,559)
4/5/2016	JPY	69,589,652,157	USD	617,329,053	(1,848,141)
4/5/2016	JPY	69,545,821,794	USD	617,329,053	(1,458,159)
4/5/2016	JPY	23,202,106,680	USD	205,776,351	(665,482)
4/5/2016	JPY	69,558,477,040	USD	617,329,053	(1,570,759)
4/5/2016	JPY	69,596,566,242	USD	617,329,053	(1,909,660)
4/5/2016	JPY	69,631,630,533	USD	617,329,053	(2,221,646)
4/5/2016	JPY	69,602,616,067	USD	617,329,053	(1,963,488)
4/5/2016	JPY	69,600,640,614	USD	617,329,053	(1,945,912)
4/5/2016	JPY	69,613,913,189	USD	617,329,053	(2,064,005)
4/5/2016	JPY	69,619,283,952	USD	617,329,053	(2,111,792)
4/5/2016	JPY	69,605,640,980	USD	617,329,053	(1,990,403)
4/5/2016	JPY	69,559,404,048	USD	617,329,062	(1,578,998)
4/5/2016	JPY	69,603,788,992	USD	617,329,053	(1,973,925)
4/5/2016	JPY	69,603,233,396	USD	617,329,053	(1,968,981)
4/5/2016	JPY	69,603,233,396	USD	617,329,053	(1,968,981)
4/5/2016	JPY	23,214,556,149	USD	205,776,351	(776,251)
4/5/2016	USD	23,253,954	JPY	2,621,646,123	72,265
4/5/2016	USD	10,569,979	JPY	1,199,276,159	100,637
4/5/2016	USD	52,849,895	JPY	5,993,114,673	474,124
4/5/2016	USD	73,989,853	JPY	8,345,478,297	264,432
4/5/2016	USD	95,129,811	JPY	10,779,168,397	778,345
4/5/2016	USD	65,533,870	JPY	7,438,100,798	646,981
4/5/2016	USD	10,569,979	JPY	1,192,025,153	36,121
4/5/2016	USD	38,051,924	JPY	4,321,663,554	400,280
4/5/2016	USD	69,761,861	JPY	7,760,462,893	(712,778)
4/5/2016	USD	101,471,798	JPY	11,295,262,164	(971,673)
4/5/2016	USD	33,823,933	JPY	3,779,577,598	(194,964)
4/5/2016	USD	147,979,706	JPY	16,661,686,209	268,429
4/5/2016	USD	63,419,874	JPY	7,140,392,877	112,107
4/5/2016	USD	38,051,924	JPY	4,307,432,134	273,655
4/5/2016	USD	4,227,992	JPY	479,209,069	35,793
4/5/2016	USD	16,911,966	JPY	1,901,488,441	6,617
4/5/2016	USD	566,593,154	JPY	63,543,422,221	(1,212,574)
4/5/2016	USD	566,593,154	JPY	63,571,751,878	(960,510)
4/5/2016	USD	566,593,154	JPY	63,707,734,235	249,400
4/5/2016	USD	566,593,154	JPY	63,611,413,399	(607,619)
4/5/2016	USD	566,593,154	JPY	63,672,038,867	(68,202)
4/5/2016	USD	566,593,154	JPY	63,702,068,304	198,987
4/5/2016	USD	566,593,154	JPY	63,682,237,543	22,542
4/5/2016	USD	472,160,962	JPY	53,065,840,006	(5,161)
4/5/2016	USD	472,160,962	JPY	53,092,139,372	228,838
4/5/2016	USD	377,728,769	JPY	42,454,824,991	15,028
4/5/2016	USD	566,593,154	JPY	63,600,081,536	(708,445)
4/5/2016	USD	566,593,154	JPY	63,682,237,543	22,542
4/5/2016	USD	566,593,154	JPY	63,678,214,732	(13,251)
4/5/2016	USD	566,593,154	JPY	63,682,237,543	22,542
4/5/2016	USD	566,593,161	JPY	63,713,400,954	299,813
4/5/2016	USD	566,593,154	JPY	63,690,736,441	98,161
4/5/2016	USD	566,593,154	JPY	63,696,402,372	148,574
4/5/2016	USD	188,864,384	JPY	21,227,412,439	$7,514
5/9/2016	JPY	9,091,859,747	USD	80,967,166	(7,593)
5/9/2016	JPY	63,514,809,266	USD	566,593,154	911,710
5/9/2016	JPY	63,645,125,692	USD	566,593,154	(248,926)
5/9/2016	JPY	63,650,225,030	USD	566,593,154	(294,343)
5/9/2016	JPY	63,612,829,882	USD	566,593,154	38,710
5/9/2016	JPY	63,553,054,304	USD	566,593,154	571,088
5/9/2016	JPY	63,622,745,262	USD	566,593,154	(49,600)
5/9/2016	JPY	53,017,207,427	USD	472,160,962	(25,774)
5/9/2016	JPY	63,653,058,782	USD	566,593,161	(319,574)
5/9/2016	JPY	63,618,779,110	USD	566,593,154	(14,276)
5/9/2016	JPY	42,416,107,792	USD	377,728,769	(41,477)
5/9/2016	JPY	63,544,838,703	USD	566,593,154	644,259
5/9/2016	JPY	63,487,329,498	USD	566,593,154	1,156,453
5/9/2016	JPY	63,633,793,829	USD	566,593,154	(148,002)
5/9/2016	JPY	63,638,893,167	USD	566,593,154	(193,418)
5/9/2016	JPY	63,624,161,745	USD	566,593,154	(62,215)
5/9/2016	JPY	53,044,451,114	USD	472,160,962	(268,414)
5/9/2016	JPY	63,621,612,076	USD	566,593,154	(39,507)
5/9/2016	JPY	21,207,392,814	USD	188,864,384	(14,851)
5/9/2016	JPY	9,091,965,004	USD	80,967,166	(8,530)
5/9/2016	JPY	9,092,078,358	USD	80,967,166	(9,540)
5/9/2016	JPY	6,926,847,764	USD	61,689,272	(3,258)
5/9/2016	JPY	9,092,353,646	USD	80,967,166	(11,992)
5/9/2016	USD	57,208,016	JPY	6,424,002,532	6,027
					$(31,968,276)

CURRENCY LEGEND
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

134	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Hedged Financials Fund (DXJF)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 98.8%
Japan – 98.8%
Banks – 56.5%
77 Bank Ltd. (The)	14,419	$51,059
Akita Bank Ltd. (The)(a)	12,800	34,962
Aomori Bank Ltd. (The)(a)	7,000	20,428
Aozora Bank Ltd.(a)	44,830	156,752
Ashikaga Holdings Co., Ltd.	8,400	24,065
Awa Bank Ltd. (The)(a)	11,000	53,339
Bank of Iwate Ltd. (The)	1,100	39,931
Bank of Kyoto Ltd. (The)	14,517	94,804
Bank of Nagoya Ltd. (The)(a)	11,500	37,858
Bank of Okinawa Ltd. (The)(a)	1,100	36,163
Bank of the Ryukyus Ltd.(a)	2,700	30,364
Bank of Yokohama Ltd. (The)(a)	45,850	208,659
Chiba Bank Ltd. (The)	31,781	158,629
Chugoku Bank Ltd. (The)(a)	8,650	90,198
Daishi Bank Ltd. (The)(a)	12,650	43,557
Eighteenth Bank Ltd. (The)	8,000	17,794
Fukuoka Financial Group, Inc.	34,133	111,453
Gunma Bank Ltd. (The)	18,250	75,504
Hachijuni Bank Ltd. (The)	20,709	89,362
Higashi-Nippon Bank Ltd. (The)	12,000	29,545
Hiroshima Bank Ltd. (The)	23,200	84,837
Hokkoku Bank Ltd. (The)	13,700	36,080
Hokuhoku Financial Group, Inc.(a)	57,800	76,110
Hyakugo Bank Ltd. (The)(a)	11,990	45,018
Hyakujushi Bank Ltd. (The)(a)	11,390	32,023
Iyo Bank Ltd. (The)(a)	13,650	89,506
Japan Post Bank Co., Ltd.	14,086	173,576
Joyo Bank Ltd. (The)	27,746	95,289
Juroku Bank Ltd. (The)(a)	13,750	41,105
Keiyo Bank Ltd. (The)(a)	13,350	48,342
Kiyo Bank Ltd. (The)(a)	4,120	46,774
Kyushu Financial Group, Inc.	17,000	98,163
Minato Bank Ltd. (The)(a)	22,500	30,228
Mitsubishi UFJ Financial Group, Inc.	261,220	1,212,031
Miyazaki Bank Ltd. (The)	11,000	26,816
Mizuho Financial Group, Inc.	318,880	476,923
Musashino Bank Ltd. (The)	1,550	39,096
Nanto Bank Ltd. (The)(a)	10,420	28,369
Nishi-Nippon City Bank Ltd. (The)	35,670	63,155
North Pacific Bank Ltd.	16,200	41,078
Ogaki Kyoritsu Bank Ltd. (The)(a)	13,050	39,477
Oita Bank Ltd. (The)	9,800	30,605
Resona Holdings, Inc.	81,850	292,459
San-In Godo Bank Ltd. (The)(a)	8,070	49,973
Senshu Ikeda Holdings, Inc.(a)	13,530	48,753
Seven Bank Ltd.(a)	27,770	118,596
Shiga Bank Ltd. (The)(a)	12,340	52,041
Shinsei Bank Ltd.(a)	71,350	93,318
Shizuoka Bank Ltd. (The)	22,740	164,286
Sumitomo Mitsui Financial Group, Inc.	42,540	1,291,396
Sumitomo Mitsui Trust Holdings, Inc.	148,610	435,801

Investments	Shares	Value
Suruga Bank Ltd.	8,900	$156,628
Tochigi Bank Ltd. (The)(a)	8,000	30,464
Toho Bank Ltd. (The)(a)	10,000	32,119
Tokyo TY Financial Group, Inc.	1,600	37,226
TOMONY Holdings, Inc.(a)	9,400	27,850
Yamagata Bank Ltd. (The)(a)	9,300	35,332
Yamaguchi Financial Group, Inc.(a)	11,511	104,771
Yamanashi Chuo Bank Ltd. (The)(a)	8,700	31,968

Total Banks		7,262,008
Capital Markets – 8.6%
Daiwa Securities Group, Inc.	58,330	359,285
kabu.com Securities Co., Ltd.(a)	11,000	35,233
Marusan Securities Co., Ltd.(a)	2,200	20,748
Matsui Securities Co., Ltd.(a)	4,300	36,690
Monex Group, Inc.(a)	7,300	18,900
Nomura Holdings, Inc.	99,690	446,053
Okasan Securities Group, Inc.(a)	9,700	50,746
SBI Holdings, Inc.	8,250	83,898
Tokai Tokyo Financial Holdings, Inc.(a)	8,850	48,583

Total Capital Markets		1,100,136
Consumer Finance – 4.0%
Acom Co., Ltd.*(a)	15,150	76,427
AEON Financial Service Co., Ltd.(a)	4,750	112,247
Aiful Corp.*(a)	11,800	41,785
Credit Saison Co., Ltd.	6,850	119,393
Hitachi Capital Corp.	2,250	49,046
J Trust Co., Ltd.(a)	4,300	34,776
Jaccs Co., Ltd.(a)	9,400	39,057
Orient Corp.*	23,800	47,433

Total Consumer Finance		520,164
Diversified Financial Services – 4.7%
Century Tokyo Leasing Corp.	2,220	82,464
Fuyo General Lease Co., Ltd.	1,167	49,890
IBJ Leasing Co., Ltd.	1,832	32,567
Japan Exchange Group, Inc.	20,880	320,273
Japan Securities Finance Co., Ltd.	6,260	25,175
Mitsubishi UFJ Lease & Finance Co., Ltd.	21,100	92,739

Total Diversified Financial Services		603,108
Insurance – 25.0%
Dai-ichi Life Insurance Co., Ltd. (The)	45,740	554,480
Japan Post Holdings Co., Ltd.	17,059	227,969
Japan Post Insurance Co., Ltd.	2,767	64,033
MS&AD Insurance Group Holdings, Inc.	21,260	593,188
Sompo Japan Nipponkoa Holdings, Inc.	16,300	462,337
Sony Financial Holdings, Inc.(a)	6,600	84,441
T&D Holdings, Inc.	26,260	245,206
Tokio Marine Holdings, Inc.	28,940	978,442

Total Insurance		3,210,096
TOTAL COMMON STOCKS (Cost: $16,994,057)		12,695,512

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	135

Schedule of Investments (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

March 31, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.4%
United States – 14.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $1,843,858)(c)	1,843,858	$1,843,858
TOTAL INVESTMENTS IN SECURITIES – 113.2% (Cost: $18,837,915)		14,539,370
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (13.2)%		(1,693,127)

NET ASSETS – 100.0%		$12,846,243

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $1,772,431 and the total market value of the collateral held by the Fund was $1,875,576. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $31,718.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	JPY	595,709	USD	5,300	$—
4/5/2016	JPY	272,169,440	USD	2,414,016	(7,624)
4/5/2016	JPY	207,371,616	USD	1,839,252	(5,847)
4/5/2016	JPY	272,163,888	USD	2,414,016	(7,575)
4/5/2016	JPY	272,172,096	USD	2,414,016	(7,648)
4/5/2016	JPY	272,173,061	USD	2,414,016	(7,657)
4/5/2016	JPY	107,998,302	USD	957,943	(2,977)
4/5/2016	USD	2,615,184	JPY	293,914,514	(66)
4/5/2016	USD	1,992,523	JPY	223,944,840	37
4/5/2016	USD	2,615,184	JPY	293,907,453	(129)
4/5/2016	USD	2,615,184	JPY	293,926,544	41
4/5/2016	USD	2,615,184	JPY	293,942,235	181
5/9/2016	JPY	229,611,375	USD	2,044,878	(108)
5/9/2016	JPY	301,377,122	USD	2,683,901	(252)
5/9/2016	JPY	301,384,368	USD	2,683,901	(316)
5/9/2016	JPY	301,380,611	USD	2,683,901	(283)
5/9/2016	JPY	301,393,493	USD	2,683,901	(397)
					$(40,620)

CURRENCY LEGEND
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

136	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Hedged Health Care Fund (DXJH)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.5%
Japan – 99.5%
Biotechnology – 0.5%
PeptiDream, Inc.*(a)	1,600	$97,513
Food & Staples Retailing – 6.1%
Ain Holdings, Inc.	1,575	80,856
Cocokara fine, Inc.	1,550	67,436
Cosmos Pharmaceutical Corp.(a)	660	109,868
Kusuri No Aoki Co., Ltd.(a)	1,000	54,718
Matsumotokiyoshi Holdings Co., Ltd.	2,970	155,641
Sugi Holdings Co., Ltd.	2,550	134,766
Sundrug Co., Ltd.	2,260	169,306
Tsuruha Holdings, Inc.	2,235	220,129
Welcia Holdings Co., Ltd.	1,600	92,246

Total Food & Staples Retailing		1,084,966
Health Care Equipment & Supplies – 22.4%
Asahi Intecc Co., Ltd.	3,600	168,797
CYBERDYNE, Inc.*(a)	3,300	63,126
Hogy Medical Co., Ltd.(a)	980	52,664
Hoya Corp.	28,400	1,081,724
Jeol Ltd.	4,000	20,286
Mani, Inc.(a)	700	10,768
Nagaileben Co., Ltd.	2,300	47,353
Nakanishi, Inc.	1,060	33,716
Nihon Kohden Corp.	5,900	146,877
Nikkiso Co., Ltd.	6,050	44,516
Nipro Corp.(a)	7,925	75,375
Olympus Corp.	19,040	741,136
Paramount Bed Holdings Co., Ltd.	1,350	49,426
Sysmex Corp.	11,010	689,625
Terumo Corp.	21,930	787,291

Total Health Care Equipment & Supplies		4,012,680
Health Care Providers & Services – 5.3%
Alfresa Holdings Corp.	13,540	260,090
Medipal Holdings Corp.	12,350	195,807
Miraca Holdings, Inc.	3,720	153,076
Ship Healthcare Holdings, Inc.	2,580	65,077
Suzuken Co., Ltd.	5,650	192,280
Toho Holdings Co., Ltd.(a)	4,150	88,911

Total Health Care Providers & Services		955,241
Health Care Technology – 1.8%
M3, Inc.	12,750	321,260
Pharmaceuticals – 63.4%
Astellas Pharma, Inc.	116,560	1,551,956
Chugai Pharmaceutical Co., Ltd.	12,800	396,886
Daiichi Sankyo Co., Ltd.(a)	42,052	936,297
Eisai Co., Ltd.	16,310	982,416
Hisamitsu Pharmaceutical Co., Inc.	5,010	224,212
Kaken Pharmaceutical Co., Ltd.	2,400	145,416
KYORIN Holdings, Inc.	4,750	90,609
Kyowa Hakko Kirin Co., Ltd.	16,620	265,577
Mitsubishi Tanabe Pharma Corp.(a)	15,150	263,789
Mochida Pharmaceutical Co., Ltd.	1,070	$79,587
Nichi-iko Pharmaceutical Co., Ltd.	3,640	84,073
Nippon Shinyaku Co., Ltd.(a)	3,728	145,942
Ono Pharmaceutical Co., Ltd.	31,300	1,326,967
Otsuka Holdings Co., Ltd.	33,645	1,223,727
Rohto Pharmaceutical Co., Ltd.	8,521	155,417
Santen Pharmaceutical Co., Ltd.(a)	26,600	400,674
Sawai Pharmaceutical Co., Ltd.	2,330	146,150
Seikagaku Corp.	2,850	42,980
Shionogi & Co., Ltd.	18,450	869,520
Sosei Group Corp.*(a)	1,180	170,394
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,900	125,685
Takeda Pharmaceutical Co., Ltd.	34,147	1,560,381
Towa Pharmaceutical Co., Ltd.	400	16,424
Tsumura & Co.(a)	4,645	111,667
ZERIA Pharmaceutical Co., Ltd.(a)	4,350	56,545

Total Pharmaceuticals		11,373,291
TOTAL COMMON STOCKS (Cost: $17,777,226)		17,844,951
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.7%
United States – 13.7%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $2,462,432)(c)	2,462,432	2,462,432
TOTAL INVESTMENTS IN SECURITIES – 113.2% (Cost: $20,239,658)		20,307,383
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (13.2)%		(2,373,148)

NET ASSETS – 100.0%		$17,934,235

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $2,354,002 and the total market value of the collateral held by the Fund was $2,472,189. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,757.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	137

Schedule of Investments (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	JPY	506,484	USD	4,500	$(6)
4/5/2016	JPY	449,158,341	USD	3,983,825	(12,582)
4/5/2016	JPY	342,223,059	USD	3,035,297	(9,649)
4/5/2016	JPY	449,149,178	USD	3,983,825	(12,501)
4/5/2016	JPY	449,162,723	USD	3,983,825	(12,621)
4/5/2016	JPY	449,164,317	USD	3,983,825	(12,636)
4/5/2016	JPY	358,540,470	USD	3,161,766	(28,365)
4/5/2016	USD	3,161,766	JPY	358,735,867	30,103
4/5/2016	USD	1,580,883	JPY	177,998,572	2,868
4/5/2016	USD	2,782,358	JPY	312,716,449	51
4/5/2016	USD	3,651,839	JPY	410,421,785	(92)
4/5/2016	USD	3,651,839	JPY	410,411,926	(180)
4/5/2016	USD	3,651,839	JPY	410,438,584	58
4/5/2016	USD	3,651,839	JPY	410,460,495	253
5/9/2016	JPY	327,837,122	USD	2,919,659	(154)
5/9/2016	JPY	430,303,464	USD	3,832,049	(359)
5/9/2016	JPY	430,313,811	USD	3,832,049	(452)
5/9/2016	JPY	430,308,446	USD	3,832,049	(404)
5/9/2016	JPY	430,326,840	USD	3,832,049	(568)
					$(57,236)

CURRENCY LEGEND
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

138	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.1%
Japan – 99.1%
Air Freight & Logistics – 0.3%
Yamato Holdings Co., Ltd.	2,135	$42,683
Auto Components – 6.3%
Aisin Seiki Co., Ltd.	1,981	74,731
Bridgestone Corp.	8,392	313,967
Denso Corp.	6,364	256,157
Exedy Corp.	600	13,282
Koito Manufacturing Co., Ltd.	600	27,225
NGK Spark Plug Co., Ltd.	977	18,724
NHK Spring Co., Ltd.	1,568	15,025
Nifco, Inc.(a)	400	19,254
Nissin Kogyo Co., Ltd.	600	8,093
NOK Corp.	916	15,664
Stanley Electric Co., Ltd.	976	22,100
Sumitomo Electric Industries Ltd.	4,691	57,138
Sumitomo Rubber Industries Ltd.	3,022	46,757
Toyo Tire & Rubber Co., Ltd.	1,373	20,523
Toyoda Gosei Co., Ltd.	1,100	21,257
Toyota Boshoku Corp.	830	13,543
TS Tech Co., Ltd.	600	14,061
Yokohama Rubber Co., Ltd. (The)	1,500	24,703

Total Auto Components		982,204
Automobiles – 11.6%
Fuji Heavy Industries Ltd.	4,696	166,080
Honda Motor Co., Ltd.	15,710	431,345
Isuzu Motors Ltd.	6,488	67,076
Mazda Motor Corp.	1,183	18,383
Nissan Motor Co., Ltd.	46,984	435,374
Suzuki Motor Corp.	1,558	41,738
Toyota Motor Corp.	11,611	614,873
Yamaha Motor Co., Ltd.	2,115	35,227

Total Automobiles		1,810,096
Banks – 0.1%
Suruga Bank Ltd.	941	16,560
Beverages – 1.2%
Asahi Group Holdings Ltd.	2,374	74,075
Coca-Cola East Japan Co., Ltd.	894	14,858
Ito En Ltd.(a)	653	20,654
Suntory Beverage & Food Ltd.	1,605	72,399

Total Beverages		181,986
Building Products – 0.8%
Aica Kogyo Co., Ltd.	548	11,526
Daikin Industries Ltd.	1,386	103,733
Sanwa Holdings Corp.	2,074	15,445

Total Building Products		130,704
Chemicals – 4.7%
Air Water, Inc.	1,244	18,439
Asahi Kasei Corp.	10,383	70,292
Daicel Corp.	2,300	31,473
DIC Corp.	9,940	$23,790
Hitachi Chemical Co., Ltd.	1,400	25,224
JSR Corp.	2,037	29,324
Kansai Paint Co., Ltd.	1,097	17,646
Kuraray Co., Ltd.	3,200	39,176
Mitsubishi Chemical Holdings Corp.	11,368	59,422
Mitsubishi Gas Chemical Co., Inc.	3,000	16,175
Nihon Parkerizing Co., Ltd.	931	8,432
Nippon Paint Holdings Co., Ltd.	859	19,084
Nippon Shokubai Co., Ltd.	300	15,294
Nissan Chemical Industries Ltd.	1,100	28,382
Nitto Denko Corp.(a)	1,000	55,670
NOF Corp.	1,699	12,063
Shin-Etsu Chemical Co., Ltd.	2,570	133,170
Sumitomo Chemical Co., Ltd.	8,000	36,229
Taiyo Holdings Co., Ltd.	298	10,102
Toray Industries, Inc.	8,000	68,274
Tosoh Corp.	4,000	16,833
Zeon Corp.	1,554	10,066

Total Chemicals		744,560
Commercial Services & Supplies – 1.1%
Aeon Delight Co., Ltd.(a)	400	12,865
Park24 Co., Ltd.	1,505	42,180
Secom Co., Ltd.	1,510	112,395

Total Commercial Services & Supplies		167,440
Construction & Engineering – 0.6%
COMSYS Holdings Corp.(a)	1,286	19,886
JGC Corp.	1,001	15,007
Kajima Corp.	4,332	27,211
Kyowa Exeo Corp.	958	10,654
Maeda Road Construction Co., Ltd.	790	13,046
Nippo Corp.	691	11,638

Total Construction & Engineering		97,442
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	3,664	14,409
Taiheiyo Cement Corp.	8,793	20,262

Total Construction Materials		34,671
Electrical Equipment – 1.7%
Fuji Electric Co., Ltd.	6,214	21,507
GS Yuasa Corp.	2,733	11,696
Mitsubishi Electric Corp.	15,110	158,568
Nidec Corp.	938	64,269
Nitto Kogyo Corp.	500	7,981

Total Electrical Equipment		264,021
Electronic Equipment, Instruments & Components – 3.3%
Alps Electric Co., Ltd.(a)	436	7,611
Azbil Corp.	622	15,944
Hamamatsu Photonics K.K.	500	13,813
Hirose Electric Co., Ltd.	230	25,395
Hitachi High-Technologies Corp.	900	25,384
Hitachi Ltd.	29,873	139,963
Horiba Ltd.	200	7,474

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	139

Schedule of Investments (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

March 31, 2016

Investments	Shares	Value
Keyence Corp.	93	$50,796
Murata Manufacturing Co., Ltd.	881	106,367
Oki Electric Industry Co., Ltd.(a)	9,000	12,732
Omron Corp.	1,100	32,786
Shimadzu Corp.	1,080	16,960
TDK Corp.	500	27,804
Yaskawa Electric Corp.	1,540	17,798
Yokogawa Electric Corp.	1,145	11,848

Total Electronic Equipment, Instruments & Components		512,675
Food & Staples Retailing – 2.8%
FamilyMart Co., Ltd.	777	40,442
Lawson, Inc.	1,267	106,189
Matsumotokiyoshi Holdings Co., Ltd.	200	10,481
Seven & I Holdings Co., Ltd.	5,385	229,591
Sundrug Co., Ltd.	325	24,347
Tsuruha Holdings, Inc.	200	19,699
Welcia Holdings Co., Ltd.	200	11,531

Total Food & Staples Retailing		442,280
Food Products – 1.2%
Ajinomoto Co., Inc.	2,469	55,786
Calbee, Inc.	400	15,908
Ezaki Glico Co., Ltd.	223	11,448
Kikkoman Corp.	672	22,122
MEIJI Holdings Co., Ltd.	400	32,208
NH Foods Ltd.	1,616	35,657
Yakult Honsha Co., Ltd.(a)	364	16,144

Total Food Products		189,273
Health Care Equipment & Supplies – 1.5%
Hoya Corp.	2,795	106,458
Nihon Kohden Corp.	533	13,269
Nipro Corp.	2,194	20,867
Sysmex Corp.	528	33,072
Terumo Corp.	1,762	63,256

Total Health Care Equipment & Supplies		236,922
Health Care Providers & Services – 0.1%
Miraca Holdings, Inc.	300	12,345
Hotels, Restaurants & Leisure – 0.4%
Oriental Land Co., Ltd.(a)	649	46,021
Resorttrust, Inc.	626	14,086

Total Hotels, Restaurants & Leisure		60,107
Household Durables – 1.5%
Casio Computer Co., Ltd.(a)	1,821	36,794
Haseko Corp.	922	8,597
Rinnai Corp.	196	17,334
Sekisui Chemical Co., Ltd.	3,975	49,018
Sekisui House Ltd.	7,055	119,231

Total Household Durables		230,974
Household Products – 0.4%
Lion Corp.	1,000	11,290
Pigeon Corp.	618	16,149
Unicharm Corp.	1,400	30,505

Total Household Products		57,944
Insurance – 2.2%
Sompo Japan Nipponkoa Holdings, Inc.	2,837	80,469
Sony Financial Holdings, Inc.(a)	3,462	44,293
Tokio Marine Holdings, Inc.	6,459	218,375

Total Insurance		343,137
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	1,510	14,584
Start Today Co., Ltd.	400	16,157

Total Internet & Catalog Retail		30,741
Internet Software & Services – 1.4%
Kakaku.com, Inc.	1,005	18,688
Mixi, Inc.	623	23,170
Yahoo Japan Corp.(a)	42,314	180,332

Total Internet Software & Services		222,190
IT Services – 1.3%
Itochu Techno-Solutions Corp.	1,200	22,677
NEC Networks & System Integration Corp.	549	8,548
Nihon Unisys Ltd.(a)	900	11,939
Nomura Research Institute Ltd.	1,500	50,580
NS Solutions Corp.	400	7,862
Obic Co., Ltd.	600	31,763
Otsuka Corp.	675	35,673
SCSK Corp.	749	29,322
Transcosmos, Inc.	490	12,748

Total IT Services		211,112
Leisure Products – 0.8%
Bandai Namco Holdings, Inc.	2,465	53,820
Heiwa Corp.	1,202	24,950
Shimano, Inc.	243	38,138
Universal Entertainment Corp.(a)	792	13,170

Total Leisure Products		130,078
Machinery – 7.4%
Ebara Corp.	2,935	12,273
FANUC Corp.	2,461	382,851
Fujitec Co., Ltd.	851	8,677
Hino Motors Ltd.	6,088	65,920
Hitachi Construction Machinery Co., Ltd.(a)	2,349	37,368
Hoshizaki Electric Co., Ltd.	252	21,053
IHI Corp.	7,677	16,256
JTEKT Corp.	2,415	31,371
Kawasaki Heavy Industries Ltd.	11,319	32,730
Komatsu Ltd.	9,622	164,026
Kubota Corp.	7,519	102,789
Kurita Water Industries Ltd.	902	20,601
Makita Corp.	999	62,040
Minebea Co., Ltd.	948	7,406
Miura Co., Ltd.(a)	994	18,581
Nabtesco Corp.	925	20,789
NGK Insulators Ltd.	1,223	22,622
NSK Ltd.	3,162	28,977
OKUMA Corp.	1,000	7,002
OSG Corp.(a)	651	12,169

See Notes to Financial Statements.

140	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

March 31, 2016

Investments	Shares	Value
SMC Corp.	143	$33,258
Sumitomo Heavy Industries Ltd.	3,204	13,256
Tadano Ltd.	802	7,457
THK Co., Ltd.	1,248	23,051
Tsubakimoto Chain Co.	1,372	8,508

Total Machinery		1,161,031
Marine – 0.4%
Kawasaki Kisen Kaisha Ltd.(a)	13,257	25,713
Nippon Yusen K.K.	16,507	31,870

Total Marine		57,583
Media – 0.5%
CyberAgent, Inc.(a)	298	13,866
Daiichikosho Co., Ltd.	590	25,722
Hakuhodo DY Holdings, Inc.	1,713	19,432
Toho Co., Ltd.	748	19,706

Total Media		78,726
Metals & Mining – 1.7%
Dowa Holdings Co., Ltd.(a)	1,350	7,531
Hitachi Metals Ltd.	2,463	25,442
Mitsubishi Materials Corp.	8,000	22,634
Mitsui Mining & Smelting Co., Ltd.	6,000	9,609
Nippon Steel & Sumitomo Metal Corp.	6,700	128,879
Sumitomo Metal Mining Co., Ltd.	6,000	59,656
UACJ Corp.(a)	4,080	8,277
Yamato Kogyo Co., Ltd.	400	8,694

Total Metals & Mining		270,722
Multiline Retail – 0.4%
Don Quijote Holdings Co., Ltd.	200	6,958
Isetan Mitsukoshi Holdings Ltd.	900	10,530
Izumi Co., Ltd.	400	17,278
Ryohin Keikaku Co., Ltd.	112	23,716

Total Multiline Retail		58,482
Personal Products – 1.1%
Kao Corp.	2,687	143,512
Kobayashi Pharmaceutical Co., Ltd.	194	17,054
Kose Corp.	200	19,485

Total Personal Products		180,051
Pharmaceuticals – 4.7%
Astellas Pharma, Inc.	16,424	218,680
Chugai Pharmaceutical Co., Ltd.	3,235	100,307
Eisai Co., Ltd.	2,430	146,369
Hisamitsu Pharmaceutical Co., Inc.	733	32,804
Kaken Pharmaceutical Co., Ltd.	300	18,177
KYORIN Holdings, Inc.	753	14,364
Mochida Pharmaceutical Co., Ltd.	159	11,826
Rohto Pharmaceutical Co., Ltd.	660	12,038
Santen Pharmaceutical Co., Ltd.	2,448	36,874
Sawai Pharmaceutical Co., Ltd.	297	18,629
Shionogi & Co., Ltd.	1,795	84,595
Sumitomo Dainippon Pharma Co., Ltd.	2,191	25,264
Tsumura & Co.	878	21,107

Total Pharmaceuticals		741,034
Professional Services – 0.2%
Meitec Corp.	411	14,389
Temp Holdings Co., Ltd.	867	12,589

Total Professional Services		26,978
Real Estate Management & Development – 2.5%
Daito Trust Construction Co., Ltd.	1,061	150,850
Daiwa House Industry Co., Ltd.	5,800	163,378
Hulic Co., Ltd.	3,192	30,558
Sumitomo Real Estate Sales Co., Ltd.	600	11,568
Sumitomo Realty & Development Co., Ltd.	924	27,080
Tokyo Tatemono Co., Ltd.	800	9,979

Total Real Estate Management & Development		393,413
Road & Rail – 2.4%
Central Japan Railway Co.	478	84,653
East Japan Railway Co.	1,797	155,294
Hitachi Transport System Ltd.	686	11,487
Nippon Express Co., Ltd.	6,204	28,261
Sankyu, Inc.	2,602	11,899
West Japan Railway Co.	1,329	82,168

Total Road & Rail		373,762
Semiconductors & Semiconductor Equipment – 0.2%
Disco Corp.	244	20,711
Shinko Electric Industries Co., Ltd.	1,901	10,706

Total Semiconductors & Semiconductor Equipment		31,417
Software – 1.2%
GungHo Online Entertainment, Inc.(a)	3,591	10,128
Konami Holdings Corp.(a)	719	21,302
Nexon Co., Ltd.	1,238	21,137
Oracle Corp.	1,000	56,230
Square Enix Holdings Co., Ltd.	685	18,528
Trend Micro, Inc.	1,611	59,054

Total Software		186,379
Specialty Retail – 1.9%
ABC-Mart, Inc.	456	29,252
AOKI Holdings, Inc.	930	11,253
Fast Retailing Co., Ltd.	253	81,081
Hikari Tsushin, Inc.	377	28,746
K’s Holdings Corp.(a)	411	13,640
Nitori Holdings Co., Ltd.	300	27,519
Sanrio Co., Ltd.	991	19,406
Shimamura Co., Ltd.	170	21,251
T-Gaia Corp.	782	9,066
United Arrows Ltd.	300	12,425
USS Co., Ltd.	2,325	37,193

Total Specialty Retail		290,832
Technology Hardware, Storage & Peripherals – 5.2%
Brother Industries Ltd.	2,213	25,478
Canon, Inc.	20,593	614,703
FUJIFILM Holdings Corp.	2,776	109,933
Konica Minolta, Inc.	3,300	28,069
NEC Corp.	13,176	33,176

Total Technology Hardware, Storage & Peripherals		811,359

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	141

Schedule of Investments (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

March 31, 2016

Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.1%
Asics Corp.	795	$14,182
Tobacco – 5.5%
Japan Tobacco, Inc.	20,573	858,467
Trading Companies & Distributors – 6.7%
ITOCHU Corp.	19,799	244,152
Marubeni Corp.	27,355	138,728
MISUMI Group, Inc.	900	12,900
Mitsubishi Corp.	17,659	299,462
Mitsui & Co., Ltd.	29,671	341,865
Nippon Steel & Sumikin Bussan Corp.	3,000	10,009

Total Trading Companies & Distributors		1,047,116
Transportation Infrastructure – 0.0%
Kamigumi Co., Ltd.	698	6,577
Wireless Telecommunication Services – 11.3%
KDDI Corp.	22,887	612,112
NTT DOCOMO, Inc.	45,246	1,027,540
SoftBank Group Corp.	2,895	138,214

Total Wireless Telecommunication Services		1,777,866
TOTAL COMMON STOCKS (Cost: $16,690,151)		15,518,122
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
United States – 3.8%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $595,235)(c)	595,235	595,235
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $17,285,386)		16,113,357
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.9)%		(456,556)

NET ASSETS – 100.0%		$15,656,801

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $600,464 and the total market value of the collateral held by the Fund was $632,176. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $36,941.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2016	JPY	358,619,533	USD	3,180,788	$(10,046)
4/5/2016	JPY	273,239,557	USD	2,423,458	(7,704)
4/5/2016	JPY	358,612,217	USD	3,180,788	(9,981)
4/5/2016	JPY	358,623,032	USD	3,180,788	(10,077)
4/5/2016	JPY	358,624,304	USD	3,180,788	(10,089)
4/5/2016	USD	2,423,458	JPY	272,378,745	45
4/5/2016	USD	3,180,788	JPY	357,481,447	(80)
4/5/2016	USD	3,180,788	JPY	357,472,859	(156)
4/5/2016	USD	3,180,788	JPY	357,496,079	50
4/5/2016	USD	3,180,788	JPY	357,515,163	220
5/9/2016	JPY	283,879,921	USD	2,528,184	(134)
5/9/2016	JPY	372,607,043	USD	3,318,236	(311)
5/9/2016	JPY	372,616,002	USD	3,318,236	(391)
5/9/2016	JPY	372,611,356	USD	3,318,236	(350)
5/9/2016	JPY	372,627,284	USD	3,318,236	(491)
					$(49,495)

CURRENCY LEGEND
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

142	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Hedged Real Estate Fund (DXJR)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
Japan – 99.6%
Building Products – 3.9%
LIXIL Group Corp.(a)	134,379	$2,743,892
Nichias Corp.	71,623	428,865
Takara Standard Co., Ltd.	19,087	173,727
TOTO Ltd.(a)	80,641	2,518,350

Total Building Products		5,864,834
Construction & Engineering – 13.4%
Hazama Ando Corp.	105,206	512,949
Kajima Corp.	498,547	3,131,582
Kumagai Gumi Co., Ltd.	202,919	516,347
Maeda Corp.(a)	89,196	665,825
Maeda Road Construction Co., Ltd.	21,833	360,533
Nippo Corp.	14,597	245,848
Nishimatsu Construction Co., Ltd.(a)	120,858	519,368
Obayashi Corp.	361,783	3,572,927
Okumura Corp.(a)	100,387	531,432
Penta-Ocean Construction Co., Ltd.	143,691	602,148
Raito Kogyo Co., Ltd.	23,922	221,352
Shimizu Corp.	376,428	3,195,092
SHO-BOND Holdings Co., Ltd.(a)	12,033	458,216
Sumitomo Mitsui Construction Co., Ltd.(a)	482,846	433,893
Taisei Corp.	593,209	3,926,754
Toda Corp.(a)	120,213	581,840
Tokyu Construction Co., Ltd.(a)	48,909	400,341
Totetsu Kogyo Co., Ltd.(a)	12,360	380,494

Total Construction & Engineering		20,256,941
Construction Materials – 1.5%
Sumitomo Osaka Cement Co., Ltd.	207,842	817,351
Taiheiyo Cement Corp.	647,909	1,493,024

Total Construction Materials		2,310,375
Household Durables – 8.3%
Haseko Corp.	143,376	1,336,875
Iida Group Holdings Co., Ltd.	99,014	1,933,678
PanaHome Corp.(a)	18,045	135,665
Sekisui Chemical Co., Ltd.	230,168	2,838,319
Sekisui House Ltd.	309,210	5,225,716
Sumitomo Forestry Co., Ltd.	82,368	947,567
Token Corp.	1,637	133,995

Total Household Durables		12,551,815
Real Estate Investment Trusts (REITs) – 32.0%
Activia Properties, Inc.	299	1,553,592
Advance Residence Investment Corp.	668	1,693,253
AEON REIT Investment Corp.(a)	462	592,735
Daiwa House REIT Investment Corp.(a)	191	838,636
Daiwa House Residential Investment Corp.	391	816,823
Daiwa Office Investment Corp.	169	1,052,538
Frontier Real Estate Investment Corp.	237	1,140,771
Fukuoka REIT Corp.	356	644,566
Global One Real Estate Investment Corp.(a)	115	459,407
GLP J-REIT	1,186	1,353,831
Hankyu REIT, Inc.	299	$365,520
Hoshino Resorts REIT, Inc.	26	317,843
Hulic Reit, Inc.(a)	357	581,263
Ichigo Office REIT Investment	718	555,133
Industrial & Infrastructure Fund Investment Corp.	148	688,678
Invincible Investment Corp.	1,398	1,049,791
Japan Excellent, Inc.	640	865,519
Japan Hotel REIT Investment Corp.	1,633	1,439,835
Japan Logistics Fund, Inc.	471	985,205
Japan Prime Realty Investment Corp.	472	1,925,459
Japan Real Estate Investment Corp.	635	3,672,316
Japan Rental Housing Investments, Inc.	586	433,263
Japan Retail Fund Investment Corp.	1,305	3,137,248
Kenedix Office Investment Corp.	206	1,184,003
Kenedix Residential Investment Corp.	199	524,434
Kenedix Retail REIT Corp.	199	483,181
MCUBS MidCity Investment Corp.	121	363,877
Mori Hills REIT Investment Corp.	697	1,032,524
Mori Trust Sogo REIT, Inc.	523	905,519
Nippon Accommodations Fund, Inc.	239	921,807
Nippon Building Fund, Inc.	680	4,035,411
Nippon Prologis REIT, Inc.	938	2,102,248
NIPPON REIT Investment Corp.(a)	204	535,615
Nomura Real Estate Master Fund, Inc.	1,841	2,751,795
Orix JREIT, Inc.	1,192	1,850,652
Premier Investment Corp.	661	818,053
Sekisui House REIT, Inc.(a)	446	514,669
Sekisui House SI Residential Investment Corp.	538	553,820
Tokyu REIT, Inc.	492	676,311
Top REIT, Inc.	96	379,661
United Urban Investment Corp.	1,545	2,500,427

Total Real Estate Investment Trusts (REITs)		48,297,232
Real Estate Management & Development – 37.9%
Aeon Mall Co., Ltd.	62,248	923,239
Daito Trust Construction Co., Ltd.	42,324	6,017,505
Daiwa House Industry Co., Ltd.	315,273	8,880,772
Hulic Co., Ltd.	231,090	2,212,312
Kenedix, Inc.	138,003	604,097
Leopalace21 Corp.	138,967	840,763
Mitsubishi Estate Co., Ltd.	661,199	12,298,025
Mitsui Fudosan Co., Ltd.	489,478	12,228,784
Nomura Real Estate Holdings, Inc.	63,979	1,184,006
NTT Urban Development Corp.	53,039	519,560
Open House Co., Ltd.	12,300	244,917
Relo Holdings, Inc.	4,010	538,377
Sumitomo Realty & Development Co., Ltd.	239,563	7,020,958
TOC Co., Ltd.(a)	34,700	293,913
Tokyo Tatemono Co., Ltd.	110,449	1,377,726
Tokyu Fudosan Holdings Corp.	251,294	1,708,160
Unizo Holdings Co., Ltd.(a)	8,300	357,787

Total Real Estate Management & Development		57,250,901

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	143

Schedule of Investments (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

March 31, 2016

Investments	Shares	Value
Transportation Infrastructure – 2.6%
Japan Airport Terminal Co., Ltd.(a)	35,488	$1,262,975
Kamigumi Co., Ltd.	119,410	1,125,096
Mitsubishi Logistics Corp.(a)	78,968	1,038,433
Sumitomo Warehouse Co., Ltd. (The)	81,803	417,039

Total Transportation Infrastructure		3,843,543
TOTAL COMMON STOCKS (Cost: $137,209,673)		150,375,641
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.6%
United States – 7.6%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $11,557,970)(c)	11,557,970	11,557,970
TOTAL INVESTMENTS IN SECURITIES – 107.2% (Cost: $148,767,643)		161,933,611
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.2)%		(10,940,382)

NET ASSETS – 100.0%		$150,993,229

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $11,555,642 and the total market value of the collateral held by the Fund was $12,153,265. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $595,295.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	JPY	6,600,000	USD	58,672	$(50)
4/5/2016	JPY	3,502,862,668	USD	31,068,455	(98,430)
4/5/2016	JPY	3,502,828,493	USD	31,068,455	(98,126)
4/5/2016	JPY	2,668,876,287	USD	23,671,205	(75,247)
4/5/2016	JPY	3,502,757,035	USD	31,068,455	(97,490)
4/5/2016	JPY	3,502,875,095	USD	31,068,455	(98,540)
4/5/2016	JPY	141,167,593	USD	1,253,771	(2,274)
4/5/2016	USD	2,507,543	JPY	284,507,333	23,874
4/5/2016	USD	23,470,601	JPY	2,637,921,869	433
4/5/2016	USD	30,805,163	JPY	3,462,121,417	(775)
4/5/2016	USD	30,805,163	JPY	3,462,038,243	(1,515)
4/5/2016	USD	30,805,163	JPY	3,462,263,121	485
4/5/2016	USD	30,805,163	JPY	3,462,447,952	2,130
5/9/2016	JPY	2,727,985,297	USD	24,294,951	(1,283)
5/9/2016	JPY	3,580,627,025	USD	31,887,120	(2,990)
5/9/2016	JPY	3,580,668,479	USD	31,887,120	(3,359)
5/9/2016	JPY	3,580,713,121	USD	31,887,120	(3,757)
5/9/2016	JPY	3,580,821,537	USD	31,887,120	(4,723)
					$(461,637)

CURRENCY LEGEND:
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

144	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.0%
Japan – 99.0%
Aerospace & Defense – 0.1%
Jamco Corp.(a)	1,800	$45,098
Air Freight & Logistics – 0.3%
AIT Corp.(a)	6,600	54,963
Kintetsu World Express, Inc.	2,700	35,938
Konoike Transport Co., Ltd.	7,100	83,195
Mitsui-Soko Holdings Co., Ltd.	30,000	80,075

Total Air Freight & Logistics		254,171
Auto Components – 4.3%
Aisan Industry Co., Ltd.	16,000	126,127
Calsonic Kansei Corp.	16,000	119,151
Daido Metal Co., Ltd.	5,300	41,025
Daikyonishikawa Corp.	10,800	155,185
Eagle Industry Co., Ltd.	3,400	44,861
Exedy Corp.	8,600	190,371
FCC Co., Ltd.	9,000	152,302
G-Tekt Corp.	7,298	83,502
Kasai Kogyo Co., Ltd.	4,400	45,568
Keihin Corp.	12,700	189,944
Kinugawa Rubber Industrial Co., Ltd.	14,000	95,538
KYB Corp.	58,000	171,840
Musashi Seimitsu Industry Co., Ltd.(a)	5,300	105,345
Nifco, Inc.	8,200	394,697
Nissin Kogyo Co., Ltd.	11,700	157,811
Pacific Industrial Co., Ltd.(a)	12,200	122,982
Piolax, Inc.	1,500	74,603
Press Kogyo Co., Ltd.	21,300	71,824
Riken Corp.	19,000	62,209
Sanden Holdings Corp.(a)	24,000	68,758
Sanoh Industrial Co., Ltd.	7,100	38,850
Shoei Co., Ltd.	4,400	72,971
Showa Corp.	18,000	157,267
Sumitomo Riko Co., Ltd.	16,500	144,014
Taiho Kogyo Co., Ltd.	6,000	62,085
Tokai Rika Co., Ltd.	14,925	281,251
Topre Corp.	7,200	134,333
TPR Co., Ltd.	4,306	113,172
TS Tech Co., Ltd.	10,900	255,444
Unipres Corp.	4,300	75,024
Yorozu Corp.	4,700	98,688

Total Auto Components		3,906,742
Automobiles – 0.1%
Nissan Shatai Co., Ltd.	7,100	71,572
Banks – 5.6%
77 Bank Ltd. (The)	39,000	138,102
Akita Bank Ltd. (The)	34,000	92,869
Aomori Bank Ltd. (The)	38,000	110,895
Ashikaga Holdings Co., Ltd.	50,800	145,537
Awa Bank Ltd. (The)	23,000	111,526
Bank of Nagoya Ltd. (The)(a)	29,000	95,467
Bank of Okinawa Ltd. (The)	2,300	75,613
Bank of Saga Ltd. (The)	44,000	82,993
Bank of the Ryukyus Ltd.	7,300	82,096
Chukyo Bank Ltd. (The)	37,000	63,864
Daishi Bank Ltd. (The)	54,000	185,933
Ehime Bank Ltd. (The)(a)	44,000	91,214
Eighteenth Bank Ltd. (The)	44,000	97,869
FIDEA Holdings Co., Ltd.	30,400	47,874
Fukui Bank Ltd. (The)(a)	37,000	67,485
Higashi-Nippon Bank Ltd. (The)	39,000	96,020
Hokkoku Bank Ltd. (The)	42,000	110,610
Hokuetsu Bank Ltd. (The)	54,000	87,442
Hyakugo Bank Ltd. (The)	41,000	153,939
Hyakujushi Bank Ltd. (The)	50,000	140,576
Juroku Bank Ltd. (The)	63,000	188,336
Kansai Urban Banking Corp.	15,600	153,925
Keiyo Bank Ltd. (The)	43,000	155,710
Kiyo Bank Ltd. (The)	13,398	152,105
Kyushu Financial Group, Inc.	58,100	335,486
Mie Bank Ltd. (The)	40,000	71,177
Minato Bank Ltd. (The)	43,587	58,558
Miyazaki Bank Ltd. (The)	24,000	58,508
Musashino Bank Ltd. (The)	5,500	138,729
Nanto Bank Ltd. (The)	44,000	119,792
Nishi-Nippon City Bank Ltd. (The)	129,000	228,400
North Pacific Bank Ltd.	42,200	107,006
Ogaki Kyoritsu Bank Ltd. (The)	61,000	184,528
Oita Bank Ltd. (The)	21,000	65,581
San-In Godo Bank Ltd. (The)	16,500	102,175
Senshu Ikeda Holdings, Inc.	56,100	202,149
Shiga Bank Ltd. (The)(a)	20,000	84,345
Shikoku Bank Ltd. (The)	44,000	84,950
Tochigi Bank Ltd. (The)	15,000	57,120
Toho Bank Ltd. (The)	34,000	109,204
Tokyo TY Financial Group, Inc.	3,500	81,432
TOMONY Holdings, Inc.	15,800	46,812
Towa Bank Ltd. (The)	100,000	77,406
Yamagata Bank Ltd. (The)(a)	16,000	60,786
Yamanashi Chuo Bank Ltd. (The)	21,000	77,165

Total Banks		5,079,309
Beverages – 1.8%
Coca-Cola East Japan Co., Ltd.	16,000	265,919
Coca-Cola West Co., Ltd.	19,817	491,215
Ito En Ltd.(a)	12,600	398,532
Sapporo Holdings Ltd.	58,000	288,981
Takara Holdings, Inc.	18,900	155,882

Total Beverages		1,600,529
Building Products – 1.6%
Aica Kogyo Co., Ltd.	9,100	191,400
Bunka Shutter Co., Ltd.	12,100	99,582
Central Glass Co., Ltd.	29,000	157,649
Nichias Corp.	27,000	161,671
Nichiha Corp.	6,500	98,487

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	145

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2016

Investments	Shares	Value
Nitto Boseki Co., Ltd.	18,000	$58,134
Noritz Corp.(a)	6,000	97,905
Sanwa Holdings Corp.	33,400	248,728
Sinko Industries Ltd.	6,300	91,646
Takara Standard Co., Ltd.	14,435	131,385
Takasago Thermal Engineering Co., Ltd.(a)	11,600	145,935

Total Building Products		1,482,522
Capital Markets – 2.5%
GCA Savvian Corp.	6,400	67,419
Ichiyoshi Securities Co., Ltd.	13,200	112,628
IwaiCosmo Holdings, Inc.(a)	10,000	97,335
kabu.com Securities Co., Ltd.	87,200	279,301
Kyokuto Securities Co., Ltd.(a)	16,000	192,606
Marusan Securities Co., Ltd.(a)	44,100	415,908
Matsui Securities Co., Ltd.(a)	89,600	764,504
Monex Group, Inc.	68,065	176,226
Nihon M&A Center, Inc.(a)	2,100	122,381
Toyo Securities Co., Ltd.	31,000	77,504

Total Capital Markets		2,305,812
Chemicals – 7.6%
Achilles Corp.	44,000	56,373
ADEKA Corp.	16,400	239,737
Chugoku Marine Paints Ltd.	13,000	85,822
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	14,000	56,052
Denka Co., Ltd.	96,000	395,462
DIC Corp.	196,000	469,096
Fujimori Kogyo Co., Ltd.	2,200	51,792
Ihara Chemical Industry Co., Ltd.	5,900	76,326
JCU Corp.(a)	1,400	46,087
JSP Corp.	4,417	88,108
Kaneka Corp.	60,240	516,672
Kureha Corp.(a)	43,000	136,963
Lintec Corp.	10,900	195,317
Mitsubishi Gas Chemical Co., Inc.	84,000	452,903
Nihon Parkerizing Co., Ltd.	12,700	115,028
Nippon Kayaku Co., Ltd.	29,000	293,625
Nippon Shokubai Co., Ltd.	5,100	260,003
Nippon Soda Co., Ltd.	19,000	95,850
Nippon Synthetic Chemical Industry Co., Ltd. (The)	14,000	88,812
Nippon Valqua Industries Ltd.	43,000	112,861
NOF Corp.	29,000	205,899
Okamoto Industries, Inc.(a)	15,000	126,785
Osaka Soda Co., Ltd.(a)	24,885	90,998
Sakai Chemical Industry Co., Ltd.	22,000	60,483
Sakata INX Corp.	10,100	110,170
Sanyo Chemical Industries Ltd.	15,000	105,832
Sekisui Plastics Co., Ltd.	14,000	42,475
Shikoku Chemicals Corp.	9,000	78,153
Showa Denko K.K.	247,759	255,706
Sumitomo Bakelite Co., Ltd.	43,000	168,718
Sumitomo Seika Chemicals Co., Ltd.	15,000	74,203
Taiyo Holdings Co., Ltd.	4,600	155,932
Takasago International Corp.	3,500	78,286
Takiron Co., Ltd.	23,000	114,187
Toagosei Co., Ltd.	24,600	205,082
Tokai Carbon Co., Ltd.	40,000	95,022
Toyo Ink SC Holdings Co., Ltd.	71,000	284,897
Toyobo Co., Ltd.	160,000	240,580
Ube Industries Ltd.	216,800	383,853
Zeon Corp.	28,000	181,360

Total Chemicals		6,891,510
Commercial Services & Supplies – 2.3%
Aeon Delight Co., Ltd.	6,500	209,062
Daiseki Co., Ltd.	3,000	49,166
Kokuyo Co., Ltd.	13,100	153,501
Mitsubishi Pencil Co., Ltd.	1,400	60,163
NAC Co., Ltd.(a)	8,300	64,394
Nippon Parking Development Co., Ltd.(a)	53,700	59,722
Nissha Printing Co., Ltd.(a)	4,300	63,049
Okamura Corp.	16,800	160,683
Park24 Co., Ltd.	30,400	851,995
Pilot Corp.	1,400	53,437
Relia, Inc.	10,100	93,546
Sato Holdings Corp.	4,400	93,798
Toppan Forms Co., Ltd.	15,200	169,452

Total Commercial Services & Supplies		2,081,968
Communications Equipment – 0.3%
Hitachi Kokusai Electric, Inc.	17,200	207,052
Japan Radio Co., Ltd.	13,000	34,583

Total Communications Equipment		241,635
Construction & Engineering – 4.4%
Asunaro Aoki Construction Co., Ltd.	10,200	65,976
COMSYS Holdings Corp.(a)	20,500	316,998
Dai-Dan Co., Ltd.	13,000	86,054
Fudo Tetra Corp.(a)	40,000	44,842
Hazama Ando Corp.	20,500	99,951
Kandenko Co., Ltd.(a)	35,000	250,056
Kyowa Exeo Corp.	21,700	241,336
Kyudenko Corp.(a)	9,000	214,520
Maeda Corp.	14,000	104,506
Maeda Road Construction Co., Ltd.	14,000	231,185
Mirait Holdings Corp.	12,644	100,796
NDS Co., Ltd.	11,000	30,339
Nippo Corp.	12,000	202,109
Nippon Densetsu Kogyo Co., Ltd.	6,200	124,778
Nippon Koei Co., Ltd.	15,000	47,378
Nippon Road Co., Ltd. (The)	39,000	181,476
Nishimatsu Construction Co., Ltd.	51,000	219,164
Okumura Corp.	42,000	222,341
Penta-Ocean Construction Co., Ltd.	21,800	91,355
Sumitomo Mitsui Construction Co., Ltd.	16,600	14,917
Taikisha Ltd.	4,500	108,661
TOA ROAD Corp.	15,000	50,047
Toda Corp.	43,000	208,123

See Notes to Financial Statements.

146	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2016

Investments	Shares	Value
Toenec Corp.	14,000	$86,445
Tokyu Construction Co., Ltd.	14,200	116,233
Totetsu Kogyo Co., Ltd.	2,900	89,274
Toyo Construction Co., Ltd.(a)	18,700	81,691
Toyo Engineering Corp.(a)	20,000	52,138
Yahagi Construction Co., Ltd.(a)	10,100	70,991
Yokogawa Bridge Holdings Corp.(a)	7,300	78,589
Yurtec Corp.	13,000	108,724

Total Construction & Engineering		3,940,993
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	57,000	224,156
Containers & Packaging – 0.7%
FP Corp.	4,300	184,212
Fuji Seal International, Inc.	3,900	138,449
Rengo Co., Ltd.	62,381	315,249

Total Containers & Packaging		637,910
Distributors – 1.1%
Canon Marketing Japan, Inc.	30,000	524,757
Chori Co., Ltd.	4,700	60,927
Doshisha Co., Ltd.	6,700	123,514
Happinet Corp.(a)	6,000	54,558
Paltac Corp.	13,803	244,756

Total Distributors		1,008,512
Diversified Consumer Services – 1.0%
Benesse Holdings, Inc.(a)	27,200	784,092
Meiko Network Japan Co., Ltd.	7,000	76,418
Studio Alice Co., Ltd.	3,500	76,605

Total Diversified Consumer Services		937,115
Diversified Financial Services – 0.2%
Financial Products Group Co., Ltd.(a)	7,300	88,136
Ricoh Leasing Co., Ltd.	4,300	127,973

Total Diversified Financial Services		216,109
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)	4,000	107,834
Electrical Equipment – 1.7%
Daihen Corp.	14,000	63,775
Denyo Co., Ltd.	2,700	27,842
Endo Lighting Corp.	7,209	65,679
Fujikura Ltd.	37,000	174,474
Furukawa Electric Co., Ltd.	78,261	169,202
GS Yuasa Corp.	71,000	303,848
Idec Corp.	13,100	124,712
Nissin Electric Co., Ltd.	15,900	173,719
Nitto Kogyo Corp.	7,400	118,116
Sanyo Denki Co., Ltd.	10,000	46,710
Tatsuta Electric Wire and Cable Co., Ltd.	14,500	45,927
Ushio, Inc.	17,600	234,260

Total Electrical Equipment		1,548,264
Electronic Equipment, Instruments & Components – 4.7%
Ai Holdings Corp.	7,600	220,775
Amano Corp.	17,500	276,680
Anritsu Corp.(a)	36,200	199,367
Azbil Corp.	13,400	343,480
Canon Electronics, Inc.	10,100	148,811
Citizen Holdings Co., Ltd.	57,000	323,555
CONEXIO Corp.(a)	17,900	181,238
Daiwabo Holdings Co., Ltd.	57,000	106,499
Enplas Corp.	3,029	112,380
Hakuto Co., Ltd.	7,300	64,365
Horiba Ltd.	5,800	216,736
Iriso Electronics Co., Ltd.(a)	800	39,717
Japan Aviation Electronics Industry Ltd.	7,000	82,085
Kaga Electronics Co., Ltd.	9,300	118,158
Koa Corp.	7,200	53,362
Mitsumi Electric Co., Ltd.*(a)	15,100	70,264
Nippon Electric Glass Co., Ltd.	90,000	461,230
Nippon Signal Co., Ltd.	9,200	76,206
Nohmi Bosai Ltd.	7,366	111,675
Oki Electric Industry Co., Ltd.(a)	141,000	199,466
Panasonic Industrial Devices SUNX Co., Ltd.	8,700	46,366
Ryoden Trading Co., Ltd.	15,000	88,082
Ryosan Co., Ltd.	7,100	177,634
Sanshin Electronics Co., Ltd.	9,900	78,305
Siix Corp.	3,600	110,343
SMK Corp.	22,000	113,137
Taiyo Yuden Co., Ltd.	7,200	70,338
Tokyo Electron Device Ltd.(a)	5,700	76,629
Topcon Corp.(a)	5,300	69,978
UKC Holdings Corp.	3,100	61,589

Total Electronic Equipment, Instruments & Components		4,298,450
Energy Equipment & Services – 0.3%
Modec, Inc.(a)	10,200	149,649
Shinko Plantech Co., Ltd.	13,100	99,886

Total Energy Equipment & Services		249,535
Food & Staples Retailing – 3.2%
Ain Holdings, Inc.	1,400	71,872
Arcs Co., Ltd.	9,100	204,111
Axial Retailing, Inc.	3,100	102,189
Belc Co., Ltd.	2,600	98,314
Cocokara fine, Inc.	4,300	187,081
Heiwado Co., Ltd.	5,400	112,233
Inageya Co., Ltd.(a)	6,300	79,314
Kato Sangyo Co., Ltd.	7,100	175,802
Kobe Bussan Co., Ltd.	2,400	55,647
Life Corp.	4,400	110,318
Matsumotokiyoshi Holdings Co., Ltd.	6,600	345,869
Ministop Co., Ltd.	7,200	131,258
Mitsubishi Shokuhin Co., Ltd.	9,500	241,906
Qol Co., Ltd.	4,400	66,199
San-A Co., Ltd.	1,700	80,466
UNY Group Holdings Co., Ltd.	63,536	448,277
Valor Holdings Co., Ltd.	6,400	161,658
Welcia Holdings Co., Ltd.	2,500	144,135
Yaoko Co., Ltd.	2,200	97,380

Total Food & Staples Retailing		2,914,029

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	147

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2016

Investments	Shares	Value
Food Products – 4.0%
Ariake Japan Co., Ltd.	4,100	$240,758
Fuji Oil Holdings, Inc.	13,251	239,212
Fujicco Co., Ltd.(a)	4,400	92,075
Hokuto Corp.(a)	6,500	128,733
Itoham Foods, Inc.(a)	28,000	183,602
J-Oil Mills, Inc.	32,000	97,940
Kagome Co., Ltd.(a)	6,700	131,145
Marudai Food Co., Ltd.	23,000	89,426
Maruha Nichiro Corp.	7,200	134,462
Megmilk Snow Brand Co., Ltd.	13,300	334,763
Mitsui Sugar Co., Ltd.	36,000	160,790
Morinaga & Co., Ltd.	38,000	193,728
Morinaga Milk Industry Co., Ltd.	41,000	219,965
Nichirei Corp.	41,000	334,143
Nippon Flour Mills Co., Ltd.	32,000	263,357
Nippon Suisan Kaisha Ltd.	24,700	120,209
Nisshin Oillio Group Ltd. (The)	38,000	155,185
Riken Vitamin Co., Ltd.	3,700	132,172
S Foods, Inc.(a)	3,800	82,292
Sakata Seed Corp.	4,400	111,923
Showa Sangyo Co., Ltd.	30,000	124,383
Starzen Co., Ltd.	1,600	44,771

Total Food Products		3,615,034
Gas Utilities – 0.2%
K&O Energy Group, Inc.	4,300	53,178
Saibu Gas Co., Ltd.(a)	43,000	99,471
Shizuoka Gas Co., Ltd.	9,200	61,800

Total Gas Utilities		214,449
Health Care Equipment & Supplies – 1.6%
Asahi Intecc Co., Ltd.	2,400	112,532
Eiken Chemical Co., Ltd.	3,700	77,559
Hogy Medical Co., Ltd.	2,300	123,600
Mani, Inc.(a)	2,100	32,305
Nagaileben Co., Ltd.	4,400	90,588
Nakanishi, Inc.	2,100	66,796
Nihon Kohden Corp.	10,200	253,922
Nikkiso Co., Ltd.	10,600	77,994
Nipro Corp.	47,823	454,849
Paramount Bed Holdings Co., Ltd.(a)	4,503	164,863

Total Health Care Equipment & Supplies		1,455,008
Health Care Providers & Services – 0.8%
BML, Inc.	4,300	166,805
Nichii Gakkan Co.(a)	9,700	67,230
Ship Healthcare Holdings, Inc.(a)	11,159	281,469
Toho Holdings Co., Ltd.(a)	7,000	149,971
Vital KSK Holdings, Inc.	9,900	78,217

Total Health Care Providers & Services		743,692
Hotels, Restaurants & Leisure – 3.1%
Accordia Golf Co., Ltd.(a)	31,400	295,296
Atom Corp.(a)	7,000	41,105
Create Restaurants Holdings, Inc.	7,800	73,215
Doutor Nichires Holdings Co., Ltd.	7,200	116,461
Hiramatsu, Inc.(a)	10,100	66,677
HIS Co., Ltd.	3,400	95,138
Kyoritsu Maintenance Co., Ltd.(a)	1,300	112,309
McDonald’s Holdings Co., Japan Ltd.(a)	12,900	305,987
MOS Food Services, Inc.(a)	2,900	75,883
Ohsho Food Service Corp.	5,000	153,699
Plenus Co., Ltd.(a)	9,900	178,807
Resorttrust, Inc.(a)	13,300	299,263
Round One Corp.(a)	33,200	187,571
Saizeriya Co., Ltd.	3,800	78,336
Skylark Co., Ltd.	29,300	387,382
St. Marc Holdings Co., Ltd.	2,800	77,352
Tokyo Dome Corp.	14,000	63,526
Tokyotokeiba Co., Ltd.	35,000	70,377
Yoshinoya Holdings Co., Ltd.(a)	8,100	99,237

Total Hotels, Restaurants & Leisure		2,777,621
Household Durables – 2.7%
Alpine Electronics, Inc.	5,700	63,950
Cleanup Corp.	10,100	69,283
First Juken Co., Ltd.	5,400	64,428
Foster Electric Co., Ltd.	3,606	76,166
France Bed Holdings Co., Ltd.	10,000	92,264
Fuji Corp., Ltd.(a)	13,400	81,548
Fujitsu General Ltd.	13,000	200,907
Mitsui Home Co., Ltd.	14,000	65,519
Nihon House Holdings Co., Ltd.(a)	18,300	66,104
Nissei Build Kogyo Co., Ltd.(a)	28,000	95,912
PanaHome Corp.	37,000	278,171
Pressance Corp.(a)	2,300	88,198
Sangetsu Co., Ltd.	15,900	288,731
Starts Corp., Inc.	12,800	285,166
Sumitomo Forestry Co., Ltd.	24,700	284,150
Tamron Co., Ltd.	4,300	70,586
TOA Corp.(a)	9,300	88,619
Token Corp.	1,480	121,144
Zojirushi Corp.(a)	4,400	70,153

Total Household Durables		2,450,999
Household Products – 0.6%
Earth Chemical Co., Ltd.	4,400	178,122
Lion Corp.	35,000	395,169

Total Household Products		573,291
Independent Power & Renewable Electricity Producers – 0.1%
West Holdings Corp.(a)	16,200	100,174
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	16,900	179,683
TOKAI Holdings Corp.(a)	31,400	163,712

Total Industrial Conglomerates		343,395
Internet & Catalog Retail – 0.3%
ASKUL Corp.(a)	4,300	175,221
Belluna Co., Ltd.	13,000	66,044

Total Internet & Catalog Retail		241,265

See Notes to Financial Statements.

148	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2016

Investments	Shares	Value
Internet Software & Services – 0.9%
Dip Corp.(a)	4,400	$103,741
F@N Communications, Inc.(a)	11,000	82,699
GMO Internet, Inc.	14,700	196,576
Gree, Inc.(a)	30,100	165,504
Gurunavi, Inc.	7,200	171,232
Infomart Corp.(a)	3,800	34,215
NIFTY Corp.	4,400	39,343

Total Internet Software & Services		793,310
IT Services – 1.9%
DTS Corp.	4,900	93,863
Future Architect, Inc.	14,200	110,800
Ines Corp.	9,000	92,647
Information Services International-Dentsu Ltd.	7,200	144,647
IT Holdings Corp.	10,200	241,762
NEC Networks & System Integration Corp.	10,700	166,600
NET One Systems Co., Ltd.	25,800	139,565
Nihon Unisys Ltd.(a)	18,900	250,722
NS Solutions Corp.	11,400	224,054
Transcosmos, Inc.(a)	8,800	228,935

Total IT Services		1,693,595
Leisure Products – 1.5%
Daikoku Denki Co., Ltd.(a)	5,900	69,081
Dunlop Sports Co., Ltd.(a)	10,100	90,042
Fields Corp.	9,500	158,819
Heiwa Corp.	36,200	751,409
Tomy Co., Ltd.(a)	13,100	95,807
Universal Entertainment Corp.	12,200	202,872

Total Leisure Products		1,368,030
Machinery – 5.9%
Aichi Corp.	12,900	89,868
Aida Engineering Ltd.	12,200	106,158
Alinco, Inc.(a)	7,300	65,339
Asahi Diamond Industrial Co., Ltd.	9,700	87,080
Bando Chemical Industries Ltd.	24,000	108,688
CKD Corp.	11,500	95,053
Daifuku Co., Ltd.	11,400	192,409
DMG Mori Co., Ltd.(a)	10,500	96,690
Ebara Corp.	71,000	296,899
Fujitec Co., Ltd.	13,100	133,570
Furukawa Co., Ltd.	86,000	127,016
Giken Ltd.(a)	3,200	58,195
Glory Ltd.	9,100	309,689
Harmonic Drive Systems, Inc.(a)	4,600	117,829
Hitachi Koki Co., Ltd.	22,800	150,925
Hitachi Zosen Corp.	21,135	100,415
Hokuetsu Industries Co., Ltd.(a)	8,700	53,487
Japan Steel Works Ltd. (The)	24,018	75,861
Kitz Corp.	27,400	118,722
Kobelco Eco-Solutions Co., Ltd.(a)	14,433	57,658
Kokusai Co., Ltd.(a)	3,700	41,973
Makino Milling Machine Co., Ltd.	12,000	73,562
Max Co., Ltd.	15,000	154,277
Meidensha Corp.	29,000	132,364
Mitsuboshi Belting Ltd.	15,000	120,913
Mitsui Engineering & Shipbuilding Co., Ltd.	73,000	109,115
Miura Co., Ltd.	15,900	297,219
Morita Holdings Corp.	9,300	108,891
Nachi-Fujikoshi Corp.	17,000	59,291
Nippon Thompson Co., Ltd.	11,000	39,343
Nitta Corp.	4,300	108,461
Nitto Kohki Co., Ltd.	3,000	59,496
Noritake Co., Ltd.	39,000	88,136
Obara Group, Inc.	1,500	53,850
Oiles Corp.	7,200	107,813
OKUMA Corp.(a)	15,000	105,031
OSG Corp.(a)	10,900	203,754
Ryobi Ltd.	31,000	122,461
Shima Seiki Manufacturing Ltd.(a)	5,500	91,801
Sodick Co., Ltd.	8,600	64,426
Star Micronics Co., Ltd.	8,500	95,440
Tadano Ltd.	12,000	111,571
Takuma Co., Ltd.	14,000	125,433
Tocalo Co., Ltd.	4,300	77,434
Toshiba Machine Co., Ltd.	15,000	46,176
Tsubakimoto Chain Co.	15,000	93,020
Tsugami Corp.(a)	13,000	47,306
Tsurumi Manufacturing Co., Ltd.	4,500	64,460
Union Tool Co.(a)	1,400	36,845
YAMABIKO Corp.	7,300	50,855

Total Machinery		5,332,268
Marine – 0.6%
Japan Transcity Corp.	13,000	43,605
Kawasaki Kisen Kaisha Ltd.(a)	230,000	446,105
NS United Kaiun Kaisha Ltd.	65,740	88,905

Total Marine		578,615
Media – 1.6%
Avex Group Holdings, Inc.	7,800	101,807
Daiichikosho Co., Ltd.	13,000	566,751
SKY Perfect JSAT Holdings, Inc.	59,400	346,163
Toei Co., Ltd.	14,000	124,810
Tv Tokyo Holdings Corp.	6,300	115,075
Wowow, Inc.	3,700	78,579
Zenrin Co., Ltd.	7,100	142,828

Total Media		1,476,013
Metals & Mining – 2.6%
Aichi Steel Corp.	31,000	121,634
Asahi Holdings, Inc.	8,600	115,998
Daido Steel Co., Ltd.	46,000	159,616
Dowa Holdings Co., Ltd.	43,000	239,877
Godo Steel Ltd.	36,000	60,536
Kyoei Steel Ltd.	6,800	102,368
Mitsubishi Steel Manufacturing Co., Ltd.	35,987	58,273
Mitsui Mining & Smelting Co., Ltd.	92,000	147,337
Neturen Co., Ltd.	6,800	46,223
Nippon Light Metal Holdings Co., Ltd.(a)	116,500	191,757

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	149

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2016

Investments	Shares	Value
Nisshin Steel Co., Ltd.	25,632	$299,433
Osaka Steel Co., Ltd.	4,600	75,388
OSAKA Titanium Technologies Co., Ltd.(a)	1,900	25,847
Sanyo Special Steel Co., Ltd.	27,000	123,475
Toho Zinc Co., Ltd.(a)	24,000	60,857
Tokyo Steel Manufacturing Co., Ltd.	10,100	60,207
Topy Industries Ltd.	39,000	77,032
Toyo Kohan Co., Ltd.	14,000	42,102
UACJ Corp.(a)	73,532	149,164
Yamato Kogyo Co., Ltd.	7,600	165,192

Total Metals & Mining		2,322,316
Multiline Retail – 0.5%
H2O Retailing Corp.(a)	13,000	224,734
Parco Co., Ltd.	11,200	94,965
Seria Co., Ltd.	1,646	99,438

Total Multiline Retail		419,137
Oil, Gas & Consumable Fuels – 0.7%
BP Castrol K.K.(a)	10,200	115,799
Itochu Enex Co., Ltd.	20,700	166,307
Nippon Coke & Engineering Co., Ltd.	105,900	76,319
Nippon Gas Co., Ltd.	3,700	83,649
San-Ai Oil Co., Ltd.	15,000	109,035
Sinanen Holdings Co., Ltd.	14,000	54,807

Total Oil, Gas & Consumable Fuels		605,916
Paper & Forest Products – 1.1%
Daiken Corp.	29,000	81,018
Daio Paper Corp.(a)	8,000	67,547
Hokuetsu Kishu Paper Co., Ltd.(a)	36,400	217,309
Nippon Paper Industries Co., Ltd.(a)	27,400	488,297
Tokushu Tokai Paper Co., Ltd.(a)	34,000	110,112

Total Paper & Forest Products		964,283
Personal Products – 1.5%
Artnature, Inc.	9,300	83,902
Ci:z Holdings Co., Ltd.	8,700	178,420
Fancl Corp.	12,900	176,178
Kobayashi Pharmaceutical Co., Ltd.	4,100	360,407
Mandom Corp.	3,800	169,385
Milbon Co., Ltd.	3,500	141,688
Noevir Holdings Co., Ltd.	9,200	264,798

Total Personal Products		1,374,778
Pharmaceuticals – 2.4%
Fuji Pharma Co., Ltd.(a)	4,200	70,850
KYORIN Holdings, Inc.	13,700	261,336
Mochida Pharmaceutical Co., Ltd.	4,100	304,960
Nichi-iko Pharmaceutical Co., Ltd.	5,800	133,963
Nippon Shinyaku Co., Ltd.	4,200	164,420
Rohto Pharmaceutical Co., Ltd.	13,000	237,110
Sawai Pharmaceutical Co., Ltd.	5,400	338,716
Torii Pharmaceutical Co., Ltd.	2,900	66,775
Towa Pharmaceutical Co., Ltd.(a)	1,800	73,909
Tsumura & Co.(a)	16,000	384,644
ZERIA Pharmaceutical Co., Ltd.(a)	8,500	110,490

Total Pharmaceuticals		2,147,173
Professional Services – 1.4%
Altech Corp.	3,700	77,855
FULLCAST Holdings Co., Ltd.	10,200	71,784
Funai Soken Holdings, Inc.	9,360	150,733
Meitec Corp.(a)	6,700	234,570
Nomura Co., Ltd.	10,100	146,744
Space Co., Ltd.	10,200	123,422
Temp Holdings Co., Ltd.	12,800	185,859
Weathernews, Inc.	3,700	124,436
Yumeshin Holdings Co., Ltd.(a)	25,300	139,786

Total Professional Services		1,255,189
Real Estate Management & Development – 1.5%
Airport Facilities Co., Ltd.	8,100	36,682
Daibiru Corp.	13,000	109,880
Daikyo, Inc.	129,000	205,445
Goldcrest Co., Ltd.	5,100	76,322
Heiwa Real Estate Co., Ltd.	6,000	74,736
Kenedix, Inc.	16,400	71,790
Open House Co., Ltd.	6,800	135,401
Relo Holdings, Inc.(a)	1,548	207,832
Sumitomo Real Estate Sales Co., Ltd.	7,200	138,818
Takara Leben Co., Ltd.	13,100	77,625
TOC Co., Ltd.	12,900	109,265
Unizo Holdings Co., Ltd.(a)	2,600	112,078

Total Real Estate Management & Development		1,355,874
Road & Rail – 2.4%
Fukuyama Transporting Co., Ltd.(a)	34,000	166,075
Hitachi Transport System Ltd.	13,200	221,028
Ichinen Holdings Co., Ltd.	7,100	63,170
Maruzen Showa Unyu Co., Ltd.	15,000	52,716
Nankai Electric Railway Co., Ltd.	53,838	292,673
Nikkon Holdings Co., Ltd.	13,100	237,768
Nishi-Nippon Railroad Co., Ltd.	43,000	280,813
Sankyu, Inc.	42,000	192,073
Seino Holdings Co., Ltd.	25,800	278,441
Senko Co., Ltd.	27,000	164,794
Sotetsu Holdings, Inc.	42,000	257,841

Total Road & Rail		2,207,392
Semiconductors & Semiconductor Equipment – 1.1%
Advantest Corp.(a)	18,700	173,199
Lasertec Corp.	4,400	62,088
MegaChips Corp.(a)	7,292	82,071
Mimasu Semiconductor Industry Co., Ltd.	6,000	55,252
Mitsui High-Tec, Inc.	7,300	44,945
Nuflare Technology, Inc.(a)	2,100	93,140
SCREEN Holdings Co., Ltd.	15,700	124,320
Shindengen Electric Manufacturing Co., Ltd.	15,000	50,847
Shinko Electric Industries Co., Ltd.	31,500	177,406
Tokyo Seimitsu Co., Ltd.	7,800	153,162

Total Semiconductors & Semiconductor Equipment		1,016,430
Software – 1.9%
Capcom Co., Ltd.	11,300	275,977
Fuji Soft, Inc.	3,300	72,081

See Notes to Financial Statements.

150	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2016

Investments	Shares	Value
Imagica Robot Holdings, Inc.(a)	10,100	$36,394
Konami Holdings Corp.(a)	13,300	394,048
Marvelous, Inc.(a)	6,300	56,613
MTI Ltd.(a)	7,200	50,095
NSD Co., Ltd.	23,300	344,955
Square Enix Holdings Co., Ltd.	11,850	320,512
Systena Corp.	10,200	173,698

Total Software		1,724,373
Specialty Retail – 5.7%
Adastria Co., Ltd.	8,422	255,893
Alpen Co., Ltd.(a)	8,000	132,105
AOKI Holdings, Inc.	15,800	191,183
Aoyama Trading Co., Ltd.	9,400	361,715
Arcland Sakamoto Co., Ltd.	6,796	72,075
Autobacs Seven Co., Ltd.	24,600	415,855
Bic Camera, Inc.	11,100	100,932
Chiyoda Co., Ltd.	8,300	239,263
DCM Holdings Co., Ltd.	24,600	177,942
EDION Corp.(a)	24,700	187,676
Geo Holdings Corp.(a)	12,900	214,742
Gulliver International Co., Ltd.(a)	14,900	185,728
Joyful Honda Co., Ltd.(a)	5,500	123,413
K’s Holdings Corp.(a)	9,617	319,155
Keiyo Co., Ltd.(a)	16,000	72,459
Kohnan Shoji Co., Ltd.(a)	10,100	150,518
Komeri Co., Ltd.	6,700	137,106
Kyoto Kimono Yuzen Co., Ltd.(a)	8,300	63,582
Nishimatsuya Chain Co., Ltd.	13,000	130,468
Nojima Corp.(a)	6,000	65,554
Pal Co., Ltd.	3,900	97,817
Sac’s Bar Holdings, Inc.(a)	3,200	44,386
Sanrio Co., Ltd.(a)	17,157	335,981
Shimachu Co., Ltd.	8,600	205,598
T-Gaia Corp.(a)	16,700	193,604
United Arrows Ltd.	7,400	306,482
VT Holdings Co., Ltd.(a)	24,254	145,876
Xebio Holdings Co., Ltd.	6,700	107,062
Yellow Hat Ltd.	5,400	108,725

Total Specialty Retail		5,142,895
Technology Hardware, Storage & Peripherals – 1.0%
Eizo Corp.	5,000	125,984
Elecom Co., Ltd.	8,500	150,043
Hitachi Maxell Ltd.	17,100	260,619
Riso Kagaku Corp.	9,700	149,822
Wacom Co., Ltd.(a)	53,800	228,325

Total Technology Hardware, Storage & Peripherals		914,793
Textiles, Apparel & Luxury Goods – 1.6%
Descente Ltd.	5,300	78,183
Fujibo Holdings, Inc.	28,000	55,803
Gunze Ltd.	49,000	138,636
Japan Wool Textile Co., Ltd. (The)	15,500	104,809
Kurabo Industries Ltd.	56,000	97,157
Onward Holdings Co., Ltd.	42,639	291,734
Sanyo Shokai Ltd.	33,000	75,163
Seiko Holdings Corp.	26,000	103,172
Seiren Co., Ltd.	10,300	115,926
Wacoal Holdings Corp.	25,000	298,723
Yondoshi Holdings, Inc.	3,700	91,517

Total Textiles, Apparel & Luxury Goods		1,450,823
Trading Companies & Distributors – 2.7%
Daiichi Jitsugyo Co., Ltd.	14,000	61,408
Hanwa Co., Ltd.	49,000	207,082
Inaba Denki Sangyo Co., Ltd.	6,400	201,860
Inabata & Co., Ltd.	15,900	157,875
Iwatani Corp.(a)	15,000	87,282
Japan Pulp & Paper Co., Ltd.(a)	43,000	123,191
Kanematsu Corp.	73,000	106,517
Kuroda Electric Co., Ltd.	5,100	76,458
MonotaRO Co., Ltd.(a)	4,300	127,973
Nagase & Co., Ltd.	16,800	184,898
Nippon Steel & Sumikin Bussan Corp.	72,960	243,427
Nishio Rent All Co., Ltd.	4,300	101,996
Onoken Co., Ltd.(a)	8,500	74,567
Sanyo Trading Co., Ltd.	2,200	29,008
Seika Corp.	13,000	26,256
Shinsho Corp.	36,000	65,341
Trusco Nakayama Corp.	4,000	159,082
Wakita & Co., Ltd.	10,045	84,010
Yamazen Corp.	16,400	124,756
Yuasa Trading Co., Ltd.	7,200	169,438

Total Trading Companies & Distributors		2,412,425
Transportation Infrastructure – 0.6%
Kamigumi Co., Ltd.	22,000	207,287
Mitsubishi Logistics Corp.(a)	11,000	144,650
Nissin Corp.	24,000	65,768
Sumitomo Warehouse Co., Ltd. (The)	30,000	152,943

Total Transportation Infrastructure		570,648
TOTAL COMMON STOCKS (Cost: $90,624,692)		89,684,979
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 20.0%
United States – 20.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $18,107,628)(c)	18,107,628	18,107,628
TOTAL INVESTMENTS IN SECURITIES – 119.0% (Cost: $108,732,320)		107,792,607
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (19.0)%		(17,208,799)

NET ASSETS – 100.0%		$90,583,808
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $17,587,909 and the total market value of the collateral held by the Fund was $18,505,307. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $397,679.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	151

Schedule of Investments (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	JPY	4,000,000	USD	35,556	$(33)
4/5/2016	JPY	2,258,349,343	USD	20,030,914	(62,855)
4/5/2016	JPY	2,258,395,414	USD	20,030,914	(63,265)
4/5/2016	JPY	2,258,425,460	USD	20,030,914	(63,533)
4/5/2016	JPY	2,258,417,448	USD	20,030,914	(63,461)
4/5/2016	JPY	1,720,717,800	USD	15,261,653	(48,514)
4/5/2016	USD	8,942,373	JPY	1,014,607,006	85,140
4/5/2016	USD	18,153,016	JPY	2,040,175,716	(457)
4/5/2016	USD	13,830,872	JPY	1,554,486,281	243
4/5/2016	USD	18,153,016	JPY	2,040,368,138	1,255
4/5/2016	USD	18,153,016	JPY	2,040,126,703	(893)
4/5/2016	USD	18,153,016	JPY	2,040,259,220	286
5/9/2016	JPY	2,160,879,784	USD	19,243,622	(1,805)
5/9/2016	JPY	2,160,904,801	USD	19,243,622	(2,027)
5/9/2016	JPY	2,160,931,742	USD	19,243,622	(2,267)
5/9/2016	JPY	2,160,997,171	USD	19,243,622	(2,850)
5/9/2016	JPY	1,646,425,848	USD	14,661,809	(1,741)
					$(226,777)

CURRENCY LEGEND
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

152	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.4%
Japan – 99.4%
Commercial Services & Supplies – 0.1%
Nissha Printing Co., Ltd.(a)	130	$1,906
Communications Equipment – 0.1%
Hitachi Kokusai Electric, Inc.	200	2,408
Electronic Equipment, Instruments & Components – 25.5%
Ai Holdings Corp.	140	4,067
Alps Electric Co., Ltd.(a)	840	14,663
Amano Corp.	260	4,111
Anritsu Corp.(a)	520	2,864
Azbil Corp.	250	6,408
Citizen Holdings Co., Ltd.	1,290	7,323
Hamamatsu Photonics K.K.	620	17,128
Hirose Electric Co., Ltd.	121	13,360
Hitachi High-Technologies Corp.	300	8,461
Hitachi Ltd.	20,600	96,516
Horiba Ltd.	170	6,353
Ibiden Co., Ltd.(a)	630	7,713
Japan Aviation Electronics Industry Ltd.	400	4,691
Japan Display, Inc.	1,850	3,621
Keyence Corp.	187	102,139
Kyocera Corp.	1,420	62,627
Murata Manufacturing Co., Ltd.	875	105,643
Nichicon Corp.	330	2,302
Nippon Electric Glass Co., Ltd.	1,500	7,687
Nippon Signal Co., Ltd.(a)	230	1,905
Oki Electric Industry Co., Ltd.(a)	4,400	6,224
Omron Corp.	990	29,507
Ryosan Co., Ltd.	80	2,001
Shimadzu Corp.	1,030	16,175
Siix Corp.	80	2,452
Taiyo Yuden Co., Ltd.(a)	500	4,885
TDK Corp.	540	30,028
Topcon Corp.(a)	500	6,602
Yaskawa Electric Corp.	1,180	13,638
Yokogawa Electric Corp.	960	9,933

Total Electronic Equipment, Instruments & Components		601,027
Household Durables – 11.7%
Alpine Electronics, Inc.	240	2,693
Casio Computer Co., Ltd.(a)	1,100	22,226
Foster Electric Co., Ltd.	110	2,323
Fujitsu General Ltd.	200	3,091
Nikon Corp.(a)	1,520	23,288
Panasonic Corp.	9,420	86,619
Pioneer Corp.*(a)	1,030	2,731
Sharp Corp.*(a)	7,400	8,493
Sony Corp.	4,850	124,837

Total Household Durables		276,301
Internet & Catalog Retail – 2.1%
ASKUL Corp.	80	3,260
Rakuten, Inc.	3,930	37,956
Start Today Co., Ltd.	230	9,290

Total Internet & Catalog Retail		50,506
Internet Software & Services – 2.5%
COOKPAD, Inc.(a)	180	$2,888
DeNa Co., Ltd.(a)	390	6,728
GMO Internet, Inc.	360	4,814
Internet Initiative Japan, Inc.(a)	140	2,881
Kakaku.com, Inc.(a)	640	11,901
Mixi, Inc.(a)	190	7,066
Yahoo Japan Corp.(a)	5,220	22,246

Total Internet Software & Services		58,524
IT Services – 7.0%
Digital Garage, Inc.(a)	290	5,292
DTS Corp.	110	2,107
Fujitsu Ltd.	7,900	29,282
GMO Payment Gateway, Inc.	70	4,746
IT Holdings Corp.	400	9,481
Itochu Techno-Solutions Corp.(a)	280	5,291
NEC Networks & System Integration Corp.	230	3,581
Nihon Unisys Ltd.(a)	340	4,510
Nomura Research Institute Ltd.	660	22,256
NS Solutions Corp.	200	3,931
NTT Data Corp.	560	28,151
Obic Co., Ltd.	320	16,940
Otsuka Corp.	250	13,212
SCSK Corp.	270	10,570
Transcosmos, Inc.(a)	180	4,683

Total IT Services		164,033
Leisure Products – 2.6%
Bandai Namco Holdings, Inc.	810	17,685
Heiwa Corp.	170	3,529
Sankyo Co., Ltd.(a)	190	7,083
Sega Sammy Holdings, Inc.(a)	880	9,607
Yamaha Corp.	750	22,621

Total Leisure Products		60,525
Media – 4.9%
Avex Group Holdings, Inc.(a)	220	2,872
CyberAgent, Inc.(a)	200	9,306
Daiichikosho Co., Ltd.(a)	170	7,411
Dentsu, Inc.	990	49,766
Hakuhodo DY Holdings, Inc.	1,260	14,293
Kadokawa Dwango*	240	3,705
Shochiku Co., Ltd.	200	1,888
SKY Perfect JSAT Holdings, Inc.	820	4,779
Toei Co., Ltd.	400	3,566
Toho Co., Ltd.	550	14,490
Tokyo Broadcasting System Holdings, Inc.	190	2,948

Total Media		115,024
Semiconductors & Semiconductor Equipment – 4.1%
Advantest Corp.(a)	850	7,873
Disco Corp.	140	11,883
Renesas Electronics Corp.*(a)	1,390	8,954
SCREEN Holdings Co., Ltd.	900	7,127
Sumco Corp.	880	5,543

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	153

Schedule of Investments (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

March 31, 2016

Investments	Shares	Value
Tokyo Electron Ltd.	670	$43,731
Tokyo Seimitsu Co., Ltd.	200	3,927
Ulvac, Inc.	200	6,557

Total Semiconductors & Semiconductor Equipment		95,595
Software – 3.4%
Capcom Co., Ltd.	260	6,350
COLOPL, Inc.	250	5,345
GungHo Online Entertainment, Inc.(a)	2,000	5,641
Konami Holdings Corp.(a)	450	13,332
Nexon Co., Ltd.	740	12,635
NSD Co., Ltd.	230	3,405
Oracle Corp.	150	8,434
Square Enix Holdings Co., Ltd.	300	8,114
Trend Micro, Inc.	490	17,962

Total Software		81,218
Technology Hardware, Storage & Peripherals – 13.7%
Brother Industries Ltd.	1,190	13,701
Canon, Inc.	4,480	133,728
FUJIFILM Holdings Corp.	1,980	78,411
Hitachi Maxell Ltd.	140	2,134
Konica Minolta, Inc.	2,100	17,862
NEC Corp.	10,000	25,179
Ricoh Co., Ltd.(a)	2,710	27,632
Riso Kagaku Corp.	160	2,471
Seiko Epson Corp.	1,280	20,704
Wacom Co., Ltd.(a)	550	2,334

Total Technology Hardware, Storage & Peripherals		324,156
Trading Companies & Distributors – 0.1%
Inaba Denki Sangyo Co., Ltd.	100	3,154
Wireless Telecommunication Services – 21.6%
KDDI Corp.	7,100	189,889
NTT DOCOMO, Inc.	5,540	125,814
SoftBank Group Corp.	4,060	193,834

Total Wireless Telecommunication Services		509,537
TOTAL COMMON STOCKS (Cost: $2,372,567)		2,343,914
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.1%
United States – 10.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $239,672)(c)	239,672	239,672
TOTAL INVESTMENTS IN SECURITIES – 109.5% (Cost: $2,612,239)		2,583,586
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.5)%		(224,631)

NET ASSETS – 100.0%		$2,358,955

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $230,624 and the total market value of the collateral held by the Fund was $242,790. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,118.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	JPY	79,867	USD	710	$(1)
4/5/2016	JPY	53,277,998	USD	472,551	(1,492)
4/5/2016	JPY	40,594,056	USD	360,043	(1,144)
4/5/2016	JPY	53,276,911	USD	472,551	(1,483)
4/5/2016	JPY	53,278,518	USD	472,551	(1,497)
4/5/2016	JPY	53,278,707	USD	472,551	(1,499)
4/5/2016	USD	360,043	JPY	40,466,168	7
4/5/2016	USD	472,551	JPY	53,108,920	(12)
4/5/2016	USD	472,551	JPY	53,111,093	7
4/5/2016	USD	472,551	JPY	53,107,644	(23)
4/5/2016	USD	472,551	JPY	53,113,929	33
5/9/2016	JPY	55,897,299	USD	497,791	(47)
5/9/2016	JPY	42,587,086	USD	379,273	(20)
5/9/2016	JPY	55,897,946	USD	497,791	(52)
5/9/2016	JPY	55,898,643	USD	497,791	(59)
5/9/2016	JPY	55,900,336	USD	497,791	(74)
					$(7,356)

CURRENCY LEGEND
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

154	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan Quality Dividend Growth Fund (JDG)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.0%
Japan – 99.0%
Air Freight & Logistics – 0.2%
Yamato Holdings Co., Ltd.	263	$5,258
Auto Components – 5.9%
Aisin Seiki Co., Ltd.	300	11,317
Bridgestone Corp.	1,210	45,269
Denso Corp.	934	37,594
Exedy Corp.	72	1,594
Koito Manufacturing Co., Ltd.	81	3,675
NGK Spark Plug Co., Ltd.	135	2,587
NHK Spring Co., Ltd.	200	1,917
Nifco, Inc.	51	2,455
Stanley Electric Co., Ltd.	132	2,989
Sumitomo Electric Industries Ltd.	644	7,844
Sumitomo Rubber Industries Ltd.	429	6,638
Toyo Tire & Rubber Co., Ltd.	185	2,765
Toyoda Gosei Co., Ltd.	116	2,242
Toyota Boshoku Corp.	125	2,040
TS Tech Co., Ltd.	53	1,242
Yokohama Rubber Co., Ltd. (The)	200	3,294

Total Auto Components		135,462
Automobiles – 11.3%
Fuji Heavy Industries Ltd.	690	24,403
Honda Motor Co., Ltd.	2,235	61,366
Isuzu Motors Ltd.	975	10,080
Mazda Motor Corp.	137	2,129
Nissan Motor Co., Ltd.	6,985	64,726
Suzuki Motor Corp.	221	5,920
Toyota Motor Corp.	1,731	91,667

Total Automobiles		260,291
Banks – 0.1%
Suruga Bank Ltd.	152	2,675
Beverages – 1.3%
Asahi Group Holdings Ltd.	378	11,795
Coca-Cola East Japan Co., Ltd.	127	2,111
Ito En Ltd.	100	3,163
Suntory Beverage & Food Ltd.	261	11,773

Total Beverages		28,842
Building Products – 0.9%
Aica Kogyo Co., Ltd.	100	2,103
Daikin Industries Ltd.	205	15,343
Sanwa Holdings Corp.	288	2,145

Total Building Products		19,591
Chemicals – 4.4%
Air Water, Inc.	190	2,816
Asahi Kasei Corp.	1,659	11,231
Daicel Corp.	268	3,667
DIC Corp.	1,377	3,296
Hitachi Chemical Co., Ltd.	224	4,036
JSR Corp.	248	3,570

Kansai Paint Co., Ltd.	156	$2,509
Kuraray Co., Ltd.	416	5,093
Mitsubishi Chemical Holdings Corp.	1,671	8,734
Mitsubishi Gas Chemical Co., Inc.	853	4,599
Nihon Parkerizing Co., Ltd.	69	625
Nippon Paint Holdings Co., Ltd.	70	1,555
Nissan Chemical Industries Ltd.	100	2,580
Nitto Denko Corp.(a)	141	7,849
NOF Corp.	249	1,768
Shin-Etsu Chemical Co., Ltd.	340	17,618
Sumitomo Chemical Co., Ltd.	1,681	7,613
Taiyo Holdings Co., Ltd.	42	1,424
Toray Industries, Inc.	921	7,860
Tosoh Corp.	532	2,239
Zeon Corp.	219	1,419

Total Chemicals		102,101
Commercial Services & Supplies – 1.2%
Aeon Delight Co., Ltd.	100	3,216
Park24 Co., Ltd.	255	7,147
Secom Co., Ltd.	237	17,641

Total Commercial Services & Supplies		28,004
Construction & Engineering – 0.8%
COMSYS Holdings Corp.(a)	158	2,443
Hazama Ando Corp.	100	487
JGC Corp.	148	2,219
Kajima Corp.	759	4,768
Kyowa Exeo Corp.	188	2,091
Maeda Road Construction Co., Ltd.	120	1,982
Nippo Corp.	105	1,768
SHO-BOND Holdings Co., Ltd.	40	1,523

Total Construction & Engineering		17,281
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	520	2,045
Taiheiyo Cement Corp.	1,143	2,634

Total Construction Materials		4,679
Containers & Packaging – 0.1%
Rengo Co., Ltd.	352	1,779
Electrical Equipment – 1.6%
Fuji Electric Co., Ltd.	454	1,571
GS Yuasa Corp.	543	2,324
Mitsubishi Electric Corp.	2,192	23,004
Nidec Corp.	151	10,346

Total Electrical Equipment		37,245
Electronic Equipment, Instruments & Components – 3.2%
Alps Electric Co., Ltd.	68	1,187
Azbil Corp.	116	2,973
Hamamatsu Photonics K.K.	100	2,763
Hirose Electric Co., Ltd.	37	4,085
Hitachi High-Technologies Corp.	129	3,638
Hitachi Ltd.	4,396	20,596
Horiba Ltd.	46	1,719

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	155

Schedule of Investments (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

March 31, 2016

Investments	Shares	Value

Keyence Corp.	15	$8,193
Murata Manufacturing Co., Ltd.	127	15,333
Oki Electric Industry Co., Ltd.	1,000	1,415
Shimadzu Corp.	188	2,952
TDK Corp.	87	4,838
Yaskawa Electric Corp.	200	2,312
Yokogawa Electric Corp.	154	1,594

Total Electronic Equipment, Instruments & Components		73,598
Food & Staples Retailing – 3.0%
FamilyMart Co., Ltd.	156	8,119
Lawson, Inc.	168	14,080
Matsumotokiyoshi Holdings Co., Ltd.	66	3,459
Seven & I Holdings Co., Ltd.	779	33,213
Sugi Holdings Co., Ltd.	42	2,220
Sundrug Co., Ltd.	60	4,495
Tsuruha Holdings, Inc.	33	3,250

Total Food & Staples Retailing		68,836
Food Products – 1.4%
Ajinomoto Co., Inc.	386	8,721
Calbee, Inc.	73	2,903
Ezaki Glico Co., Ltd.	37	1,900
Kikkoman Corp.	108	3,555
MEIJI Holdings Co., Ltd.	100	8,052
NH Foods Ltd.	239	5,274
Yakult Honsha Co., Ltd.	32	1,419

Total Food Products		31,824
Health Care Equipment & Supplies – 1.6%
Hoya Corp.	437	16,645
Nakanishi, Inc.	41	1,304
Nihon Kohden Corp.	100	2,490
Nipro Corp.	274	2,606
Sysmex Corp.	87	5,449
Terumo Corp.	211	7,575

Total Health Care Equipment & Supplies		36,069
Health Care Providers & Services – 0.3%
Miraca Holdings, Inc.	100	4,115
Ship Healthcare Holdings, Inc.	100	2,522

Total Health Care Providers & Services		6,637
Health Care Technology – 0.1%
M3, Inc.	100	2,520
Hotels, Restaurants & Leisure – 0.4%
Atom Corp.	100	587
Oriental Land Co., Ltd.	100	7,091
Resorttrust, Inc.	100	2,250

Total Hotels, Restaurants & Leisure		9,928
Household Durables – 1.5%
Casio Computer Co., Ltd.(a)	263	5,314
Haseko Corp.	162	1,510
Rinnai Corp.	31	2,741
Sekisui Chemical Co., Ltd.	545	6,721

Sekisui House Ltd.	1,056	$17,847

Total Household Durables		34,133
Household Products – 0.4%
Lion Corp.	275	3,105
Pigeon Corp.	31	810
Unicharm Corp.	200	4,358

Total Household Products		8,273
Insurance – 2.2%
Sompo Japan Nipponkoa Holdings, Inc.	435	12,339
Sony Financial Holdings, Inc.(a)	558	7,139
Tokio Marine Holdings, Inc.	947	32,017

Total Insurance		51,495
Internet & Catalog Retail – 0.3%
Rakuten, Inc.	200	1,932
Start Today Co., Ltd.	100	4,039

Total Internet & Catalog Retail		5,971
Internet Software & Services – 1.5%
DeNa Co., Ltd.	78	1,346
GMO Internet, Inc.	161	2,153
Kakaku.com, Inc.	148	2,752
Mixi, Inc.	79	2,938
Yahoo Japan Corp.(a)	6,208	26,457

Total Internet Software & Services		35,646
IT Services – 1.4%
Itochu Techno-Solutions Corp.	148	2,797
NEC Networks & System Integration Corp.	100	1,557
Nihon Unisys Ltd.	100	1,327
Nomura Research Institute Ltd.	200	6,744
NS Solutions Corp.	100	1,965
Obic Co., Ltd.	82	4,341
Otsuka Corp.	100	5,285
SCSK Corp.	126	4,933
Transcosmos, Inc.	81	2,107

Total IT Services		31,056
Leisure Products – 0.9%
Bandai Namco Holdings, Inc.	349	7,620
Heiwa Corp.	210	4,359
Shimano, Inc.	39	6,121
Universal Entertainment Corp.(a)	100	1,663

Total Leisure Products		19,763
Machinery – 7.0%
Ebara Corp.	586	2,450
FANUC Corp.	361	56,160
Hino Motors Ltd.	918	9,940
Hitachi Construction Machinery Co., Ltd.(a)	368	5,854
Hoshizaki Electric Co., Ltd.	40	3,342
JTEKT Corp.	331	4,300
Komatsu Ltd.	1,390	23,695
Kubota Corp.	1,118	15,284
Kurita Water Industries Ltd.	139	3,175
Makita Corp.	154	9,564

See Notes to Financial Statements.

156	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

March 31, 2016

Investments	Shares	Value

Minebea Co., Ltd.	160	$1,250
Miura Co., Ltd.(a)	157	2,935
Nabtesco Corp.	127	2,854
NGK Insulators Ltd.	196	3,625
OSG Corp.	100	1,869
SMC Corp.	23	5,349
Sumitomo Heavy Industries Ltd.	660	2,731
Tadano Ltd.	118	1,097
THK Co., Ltd.	158	2,918
Tsubakimoto Chain Co.	208	1,290

Total Machinery		159,682
Marine – 0.3%
Kawasaki Kisen Kaisha Ltd.(a)	1,758	3,410
Nippon Yusen K.K.	2,243	4,330

Total Marine		7,740
Media – 0.6%
CyberAgent, Inc.(a)	48	2,233
Daiichikosho Co., Ltd.	100	4,360
Hakuhodo DY Holdings, Inc.	322	3,653
Toho Co., Ltd.	130	3,425

Total Media		13,671
Metals & Mining – 1.8%
Dowa Holdings Co., Ltd.	291	1,623
Hitachi Metals Ltd.	311	3,213
Mitsubishi Materials Corp.	1,715	4,852
Mitsui Mining & Smelting Co., Ltd.	1,000	1,601
Nippon Steel & Sumitomo Metal Corp.	1,000	19,236
Sumitomo Metal Mining Co., Ltd.	939	9,336
Yamato Kogyo Co., Ltd.	100	2,174

Total Metals & Mining		42,035
Multiline Retail – 0.3%
Isetan Mitsukoshi Holdings Ltd.	160	1,872
Izumi Co., Ltd.	48	2,073
Ryohin Keikaku Co., Ltd.	18	3,812

Total Multiline Retail		7,757
Personal Products – 1.3%
Kao Corp.	404	21,577
Kobayashi Pharmaceutical Co., Ltd.	41	3,604
Kose Corp.	42	4,092

Total Personal Products		29,273
Pharmaceuticals – 4.7%
Astellas Pharma, Inc.	2,362	31,449
Chugai Pharmaceutical Co., Ltd.	488	15,131
Eisai Co., Ltd.	366	22,046
Hisamitsu Pharmaceutical Co., Inc.	119	5,326
KYORIN Holdings, Inc.	125	2,384
Mochida Pharmaceutical Co., Ltd.	38	2,826
Rohto Pharmaceutical Co., Ltd.	100	1,824
Santen Pharmaceutical Co., Ltd.	325	4,896
Sawai Pharmaceutical Co., Ltd.	43	2,697
Shionogi & Co., Ltd.	230	10,840

Sumitomo Dainippon Pharma Co., Ltd.	364	$4,197
Tsumura & Co.	134	3,221

Total Pharmaceuticals		106,837
Professional Services – 0.1%
Meitec Corp.	44	1,540
Temp Holdings Co., Ltd.	100	1,452

Total Professional Services		2,992
Real Estate Management & Development – 2.3%
Daikyo, Inc.	1,000	1,593
Daito Trust Construction Co., Ltd.	93	13,223
Daiwa House Industry Co., Ltd.	863	24,309
Hulic Co., Ltd.	454	4,346
Relo Holdings, Inc.	20	2,685
Sumitomo Realty & Development Co., Ltd.	155	4,543
Tokyo Tatemono Co., Ltd.	100	1,247

Total Real Estate Management & Development		51,946
Road & Rail – 2.5%
Central Japan Railway Co.	60	10,626
East Japan Railway Co.	277	23,938
Hitachi Transport System Ltd.	45	754
Keisei Electric Railway Co., Ltd.	137	1,930
Nippon Express Co., Ltd.	1,137	5,179
Sankyu, Inc.	377	1,724
West Japan Railway Co.	217	13,416

Total Road & Rail		57,567
Semiconductors & Semiconductor Equipment – 0.2%
Disco Corp.	38	3,226
Shinko Electric Industries Co., Ltd.	290	1,633

Total Semiconductors & Semiconductor Equipment		4,859
Software – 1.1%
Capcom Co., Ltd.	100	2,442
GungHo Online Entertainment, Inc.(a)	474	1,337
Konami Holdings Corp.(a)	107	3,170
Nexon Co., Ltd.	128	2,186
Oracle Corp.	82	4,611
Square Enix Holdings Co., Ltd.	93	2,515
Trend Micro, Inc.	256	9,384

Total Software		25,645
Specialty Retail – 1.8%
ABC-Mart, Inc.	73	4,683
AOKI Holdings, Inc.	152	1,839
Fast Retailing Co., Ltd.	41	13,140
Hikari Tsushin, Inc.	60	4,575
K’s Holdings Corp.	51	1,692
Sanrio Co., Ltd.	137	2,683
Shimamura Co., Ltd.	38	4,750
T-Gaia Corp.	57	661
United Arrows Ltd.	57	2,361
USS Co., Ltd.	320	5,119

Total Specialty Retail		41,503

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	157

Schedule of Investments (concluded)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

March 31, 2016

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – 5.1%
Brother Industries Ltd.	214	$2,464
Canon, Inc.	3,000	89,550
FUJIFILM Holdings Corp.	436	17,266
Konica Minolta, Inc.	386	3,283
NEC Corp.	1,758	4,427

Total Technology Hardware, Storage & Peripherals		116,990
Textiles, Apparel & Luxury Goods – 0.1%
Asics Corp.	100	1,784
Tobacco – 5.4%
Japan Tobacco, Inc.	3,000	125,183
Trading Companies & Distributors – 6.7%
ITOCHU Corp.	2,831	34,911
Marubeni Corp.	3,979	20,179
MISUMI Group, Inc.	200	2,867
Mitsubishi Corp.	2,577	43,701
Mitsui & Co., Ltd.	4,264	49,129
Nippon Steel & Sumikin Bussan Corp.	1,000	3,336

Total Trading Companies & Distributors		154,123
Transportation Infrastructure – 0.1%
Kamigumi Co., Ltd.	258	2,431
Wireless Telecommunication Services – 11.4%
KDDI Corp.	3,355	89,729
NTT DOCOMO, Inc.	6,732	152,884
SoftBank Group Corp.	417	19,909

Total Wireless Telecommunication Services		262,522
TOTAL COMMON STOCKS (Cost: $2,446,372)		2,273,497
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
United States – 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b) (Cost: $56,861)(c)	56,861	56,861
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $2,503,233)		2,330,358
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.5)%		(34,033)

NET ASSETS – 100.0%		$2,296,325
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $58,757 and the total market value of the collateral held by the Fund was $61,898. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,037.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	JPY	180,000	USD	1,599	$(2)

CURRENCY LEGEND
JPY	– Japanese yen
USD	– U.S. dollar

See Notes to Financial Statements.

158	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 98.9%
Japan – 98.9%
Air Freight & Logistics – 0.3%
AIT Corp.(a)	27,300	$227,348
Kintetsu World Express, Inc.	29,900	397,975
Konoike Transport Co., Ltd.	21,500	251,928
Yusen Logistics Co., Ltd.	34,800	405,296

Total Air Freight & Logistics		1,282,547
Auto Components – 4.3%
Aisan Industry Co., Ltd.	46,300	364,979
Calsonic Kansei Corp.	132,000	982,997
Daido Metal Co., Ltd.	47,600	368,451
Daikyonishikawa Corp.	42,400	609,244
Eagle Industry Co., Ltd.	25,300	333,822
Exedy Corp.	44,525	985,615
FCC Co., Ltd.	46,200	781,818
G-Tekt Corp.	44,500	509,160
H-One Co., Ltd.	44,800	219,227
Keihin Corp.	44,221	661,377
Kinugawa Rubber Industrial Co., Ltd.	42,372	289,153
KYB Corp.	245,400	727,063
Nifco, Inc.	44,386	2,136,467
Nissin Kogyo Co., Ltd.	56,300	759,382
Pacific Industrial Co., Ltd.(a)	48,100	484,873
Press Kogyo Co., Ltd.	93,800	316,297
Riken Corp.	127,687	418,069
Sanden Holdings Corp.(a)	115,963	332,222
Shoei Co., Ltd.	16,200	268,667
Showa Corp.	92,800	810,798
Sumitomo Riko Co., Ltd.	75,300	657,229
Taiho Kogyo Co., Ltd.	45,100	466,669
Tokai Rika Co., Ltd.	86,358	1,627,352
Topre Corp.	42,000	783,611
TPR Co., Ltd.	27,700	728,020
TS Tech Co., Ltd.	47,100	1,103,798
Unipres Corp.	17,003	296,658
Yorozu Corp.	16,400	344,357

Total Auto Components		18,367,375
Automobiles – 0.1%
Nissan Shatai Co., Ltd.	31,300	315,520
Banks – 5.6%
77 Bank Ltd. (The)	256,000	906,517
Akita Bank Ltd. (The)	119,000	325,041
Aomori Bank Ltd. (The)	187,622	547,533
Ashikaga Holdings Co., Ltd.	242,900	695,883
Awa Bank Ltd. (The)	108,378	525,522
Bank of Nagoya Ltd. (The)(a)	137,691	453,274
Bank of Okinawa Ltd. (The)	12,500	410,939
Bank of Saga Ltd. (The)	200,448	378,086
Bank of the Ryukyus Ltd.	30,708	345,344
Chukyo Bank Ltd. (The)	149,000	257,182
Daishi Bank Ltd. (The)	277,552	955,671
Eighteenth Bank Ltd. (The)	194,046	431,616

FIDEA Holdings Co., Ltd.	201,627	317,523
Fukui Bank Ltd. (The)(a)	205,671	375,128
Higashi-Nippon Bank Ltd. (The)	206,000	507,181
Hokkoku Bank Ltd. (The)	166,621	438,808
Hokuetsu Bank Ltd. (The)	278,000	450,162
Hyakugo Bank Ltd. (The)	111,000	416,762
Hyakujushi Bank Ltd. (The)	174,000	489,203
Juroku Bank Ltd. (The)	299,000	893,848
Kansai Urban Banking Corp.	63,800	629,514
Keiyo Bank Ltd. (The)	179,684	650,664
Kiyo Bank Ltd. (The)	57,690	654,944
Kyushu Financial Group, Inc.	218,900	1,263,990
Mie Bank Ltd. (The)	178,389	317,432
Minato Bank Ltd. (The)	280,000	376,173
Miyazaki Bank Ltd. (The)	188,000	458,312
Musashino Bank Ltd. (The)	27,205	686,207
Nanto Bank Ltd. (The)	145,000	394,768
Nishi-Nippon City Bank Ltd. (The)	706,000	1,250,002
North Pacific Bank Ltd.	217,315	551,046
Ogaki Kyoritsu Bank Ltd. (The)	311,423	942,069
Oita Bank Ltd. (The)	134,000	418,471
San-In Godo Bank Ltd. (The)	90,000	557,320
Senshu Ikeda Holdings, Inc.	239,240	862,069
Shiga Bank Ltd. (The)(a)	128,923	543,703
Shikoku Bank Ltd. (The)	202,000	390,000
Tochigi Bank Ltd. (The)	37,843	144,106
Toho Bank Ltd. (The)	288,000	925,023
Tokyo TY Financial Group, Inc.	18,200	423,444
TOMONY Holdings, Inc.	72,377	214,436
Towa Bank Ltd. (The)	442,000	342,133
Yamagata Bank Ltd. (The)(a)	101,000	383,709
Yamanashi Chuo Bank Ltd. (The)	99,066	364,022

Total Banks		23,864,780
Beverages – 1.7%
Coca-Cola East Japan Co., Ltd.	73,400	1,219,905
Coca-Cola West Co., Ltd.	90,079	2,232,840
Ito En Ltd.(a)	54,800	1,733,298
Sapporo Holdings Ltd.	273,992	1,365,145
Takara Holdings, Inc.	80,311	662,381

Total Beverages		7,213,569
Building Products – 1.8%
Aica Kogyo Co., Ltd.	48,615	1,022,518
Bunka Shutter Co., Ltd.	48,100	395,858
Central Glass Co., Ltd.	169,933	923,787
Nichias Corp.	100,827	603,733
Nichiha Corp.	16,400	248,491
Nitto Boseki Co., Ltd.	138,996	448,913
Noritz Corp.(a)	29,500	481,365
Okabe Co., Ltd.	58,800	420,617
Sanwa Holdings Corp.	172,766	1,286,580
Sekisui Jushi Corp.	33,000	442,760
Takara Standard Co., Ltd.	58,063	528,479

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	159

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2016

Investments	Shares	Value

Takasago Thermal Engineering Co., Ltd.(a)	77,072	$969,614

Total Building Products		7,772,715
Capital Markets – 2.6%
GCA Savvian Corp.	28,400	299,174
Ichigo, Inc.(a)	105,500	436,474
Ichiyoshi Securities Co., Ltd.	59,988	511,842
IwaiCosmo Holdings, Inc.(a)	44,400	432,169
kabu.com Securities Co., Ltd.	438,400	1,404,191
Kyokuto Securities Co., Ltd.(a)	62,600	753,573
Marusan Securities Co., Ltd.(a)	194,600	1,835,277
Matsui Securities Co., Ltd.(a)	425,500	3,630,540
Monex Group, Inc.	257,494	666,673
Nihon M&A Center, Inc.(a)	13,016	758,528
Toyo Securities Co., Ltd.	111,198	278,007

Total Capital Markets		11,006,448
Chemicals – 7.7%
ADEKA Corp.	97,025	1,418,320
Chugoku Marine Paints Ltd.	52,000	343,289
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,714	203,046
Denka Co., Ltd.	521,000	2,146,208
DIC Corp.	777,000	1,859,629
Fujimi, Inc.	32,900	439,076
Fujimori Kogyo Co., Ltd.	10,800	254,253
JSP Corp.	27,223	543,031
Kaneka Corp.	293,000	2,513,030
Kureha Corp.(a)	179,648	572,214
Lintec Corp.	57,565	1,031,504
Mitsubishi Gas Chemical Co., Inc.	405,000	2,183,638
Nihon Nohyaku Co., Ltd.(a)	42,388	215,344
Nihon Parkerizing Co., Ltd.	60,400	547,063
Nippon Kayaku Co., Ltd.	140,000	1,417,501
Nippon Shokubai Co., Ltd.	20,500	1,045,109
Nippon Soda Co., Ltd.	110,091	555,377
Nippon Synthetic Chemical Industry Co., Ltd. (The)	77,860	493,920
Nippon Valqua Industries Ltd.	154,688	406,005
NOF Corp.	147,000	1,043,694
Okamoto Industries, Inc.(a)	69,436	586,896
Osaka Soda Co., Ltd.(a)	99,000	362,018
Sakai Chemical Industry Co., Ltd.	155,000	426,131
Sakata INX Corp.	64,000	698,109
Sanyo Chemical Industries Ltd.	56,176	396,348
Sekisui Plastics Co., Ltd.	108,000	327,666
Shikoku Chemicals Corp.	26,000	225,775
Showa Denko K.K.(a)	1,107,692	1,143,221
Sumitomo Bakelite Co., Ltd.	155,092	608,529
Sumitomo Seika Chemicals Co., Ltd.	105,000	519,418
Taiyo Holdings Co., Ltd.	28,091	952,237
Takasago International Corp.	14,500	324,329
Takiron Co., Ltd.	103,000	511,357
Toagosei Co., Ltd.	121,300	1,011,238
Tokai Carbon Co., Ltd.	139,000	330,202

Toyo Ink SC Holdings Co., Ltd.	327,512	1,314,186
Toyobo Co., Ltd.	509,531	766,144
Ube Industries Ltd.	1,061,930	1,880,191
Zeon Corp.	132,000	854,985

Total Chemicals		32,470,231
Commercial Services & Supplies – 2.6%
Aeon Delight Co., Ltd.(a)	44,500	1,431,269
Daiseki Co., Ltd.	18,807	308,221
Itoki Corp.	45,800	324,363
Kokuyo Co., Ltd.	86,403	1,012,436
Kyodo Printing Co., Ltd.	100,049	300,872
NAC Co., Ltd.(a)	58,900	456,967
Nippon Parking Development Co., Ltd.(a)	286,800	318,964
Okamura Corp.	104,276	997,346
Park24 Co., Ltd.	133,900	3,752,703
Relia, Inc.	55,000	509,409
Sato Holdings Corp.	24,938	531,620
Toppan Forms Co., Ltd.	92,100	1,026,748

Total Commercial Services & Supplies		10,970,918
Communications Equipment – 0.4%
Hitachi Kokusai Electric, Inc.	107,648	1,295,856
Japan Radio Co., Ltd.	100,000	266,026

Total Communications Equipment		1,561,882
Construction & Engineering – 4.3%
COMSYS Holdings Corp.(a)	90,200	1,394,791
Fudo Tetra Corp.(a)	241,700	270,957
Hazama Ando Corp.	85,300	415,894
Kandenko Co., Ltd.(a)	136,138	972,631
Kitano Construction Corp.	145,651	353,777
Kyowa Exeo Corp.	91,066	1,012,790
Kyudenko Corp.(a)	32,890	783,952
Maeda Corp.	108,087	806,842
Maeda Road Construction Co., Ltd.	52,694	870,146
Mirait Holdings Corp.	65,800	524,550
NDS Co., Ltd.	139,000	383,380
Nippo Corp.	46,358	780,779
Nippon Densetsu Kogyo Co., Ltd.	34,000	684,265
Nippon Koei Co., Ltd.	41,000	129,499
Nippon Road Co., Ltd. (The)	149,291	694,686
Nishimatsu Construction Co., Ltd.	201,037	863,925
Obayashi Road Corp.	36,200	239,626
Okumura Corp.	172,853	915,054
Penta-Ocean Construction Co., Ltd.	72,093	302,111
Raito Kogyo Co., Ltd.	28,900	267,414
SHO-BOND Holdings Co., Ltd.(a)	12,100	460,768
Sumitomo Densetsu Co., Ltd.	25,200	326,673
Taikisha Ltd.	18,365	443,459
TOA ROAD Corp.	100,000	333,645
Toda Corp.	158,549	767,389
Toenec Corp.	94,000	580,417
Tokyu Construction Co., Ltd.	72,600	594,261
Totetsu Kogyo Co., Ltd.	17,579	541,157

See Notes to Financial Statements.

160	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2016

Investments	Shares	Value

Toyo Construction Co., Ltd.(a)	71,600	$312,786
Toyo Engineering Corp.(a)	117,554	306,449
Yahagi Construction Co., Ltd.(a)	43,600	306,455
Yokogawa Bridge Holdings Corp.(a)	20,300	218,542
Yurtec Corp.	63,000	526,892

Total Construction & Engineering		18,385,962
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	261,404	1,027,987
Containers & Packaging – 0.8%
FP Corp.	27,600	1,182,384
Fuji Seal International, Inc.	21,305	756,323
Rengo Co., Ltd.	259,000	1,308,884

Total Containers & Packaging		3,247,591
Distributors – 1.1%
Canon Marketing Japan, Inc.	131,100	2,293,186
Doshisha Co., Ltd.	42,200	777,956
Happinet Corp.	20,400	185,496
Paltac Corp.	74,257	1,316,733

Total Distributors		4,573,371
Diversified Consumer Services – 1.0%
Benesse Holdings, Inc.(a)	125,200	3,609,128
Meiko Network Japan Co., Ltd.	26,586	290,236
Studio Alice Co., Ltd.	14,760	323,054

Total Diversified Consumer Services		4,222,418
Diversified Financial Services – 0.2%
Financial Products Group Co., Ltd.(a)	34,200	412,913
Ricoh Leasing Co., Ltd.	20,400	607,127

Total Diversified Financial Services		1,020,040
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)	11,600	312,719
Electrical Equipment – 1.4%
Daihen Corp.	103,000	469,202
Fujikura Ltd.	176,715	833,302
GS Yuasa Corp.	301,000	1,288,144
Idec Corp.	34,636	329,735
Nissin Electric Co., Ltd.	62,965	687,940
Nitto Kogyo Corp.	35,900	573,020
Sanyo Denki Co., Ltd.	32,000	149,473
Takaoka Toko Co., Ltd.(a)	25,900	360,173
Ushio, Inc.	86,475	1,151,000

Total Electrical Equipment		5,841,989
Electronic Equipment, Instruments & Components – 4.7%
Ai Holdings Corp.	43,300	1,257,836
Amano Corp.	81,435	1,287,513
Anritsu Corp.(a)	156,300	860,801
Azbil Corp.	81,354	2,085,332
Canon Electronics, Inc.	35,000	515,681
Citizen Holdings Co., Ltd.	245,600	1,394,126
CONEXIO Corp.(a)	64,500	653,063
Daiwabo Holdings Co., Ltd.	282,396	527,632
Enplas Corp.	13,389	496,749

Hakuto Co., Ltd.	30,434	268,340
Horiba Ltd.	24,600	919,258
Japan Aviation Electronics Industry Ltd.	27,000	316,616
Kaga Electronics Co., Ltd.	46,400	589,521
Koa Corp.	31,147	230,842
Mitsumi Electric Co., Ltd.*(a)	59,800	278,263
Nippon Electric Glass Co., Ltd.	395,000	2,024,289
Nippon Signal Co., Ltd.	44,800	371,091
Nohmi Bosai Ltd.	65,291	989,865
Oki Electric Industry Co., Ltd.(a)	597,000	844,548
Ryoden Trading Co., Ltd.	98,723	579,716
Ryosan Co., Ltd.	26,500	663,001
Sanshin Electronics Co., Ltd.	49,300	389,943
Shinko Shoji Co., Ltd.	31,000	299,257
Siix Corp.	18,300	560,910
SMK Corp.	100,000	514,258
Taiyo Yuden Co., Ltd.	40,200	392,719
Tokyo Electron Device Ltd.(a)	20,300	272,906
Topcon Corp.(a)	21,700	286,515
UKC Holdings Corp.	13,200	262,250

Total Electronic Equipment, Instruments & Components		20,132,841
Energy Equipment & Services – 0.2%
Modec, Inc.(a)	33,804	495,954
Shinko Plantech Co., Ltd.	48,000	365,995

Total Energy Equipment & Services		861,949
Food & Staples Retailing – 3.3%
Ain Holdings, Inc.	12,900	662,245
Arcs Co., Ltd.	49,994	1,121,357
Belc Co., Ltd.	20,300	767,605
Cawachi Ltd.	30,500	551,955
Cocokara fine, Inc.	17,400	757,027
Cosmos Pharmaceutical Corp.(a)	1,800	299,640
Heiwado Co., Ltd.	36,063	749,528
Kato Sangyo Co., Ltd.	32,516	805,125
Life Corp.	17,900	448,794
Matsumotokiyoshi Holdings Co., Ltd.	31,800	1,666,462
Qol Co., Ltd.	34,600	520,562
San-A Co., Ltd.	15,500	733,663
UNY Group Holdings Co., Ltd.	268,200	1,892,278
Valor Holdings Co., Ltd.	34,791	878,790
Welcia Holdings Co., Ltd.	17,100	985,880
Yaoko Co., Ltd.	11,100	491,325
Yokohama Reito Co., Ltd.	71,228	675,555

Total Food & Staples Retailing		14,007,791
Food Products – 4.0%
Ariake Japan Co., Ltd.	21,428	1,258,284
Fuji Oil Holdings, Inc.	56,300	1,016,350
Fujicco Co., Ltd.(a)	41,500	868,437
Hokuto Corp.	31,591	625,665
J-Oil Mills, Inc.	193,981	593,705
Kameda Seika Co., Ltd.	4,300	171,396
Marudai Food Co., Ltd.	163,000	633,756
Maruha Nichiro Corp.	35,032	654,230

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	161

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2016

Investments	Shares	Value

Megmilk Snow Brand Co., Ltd.	59,200	$1,490,073
Mitsui Sugar Co., Ltd.	128,492	573,895
Morinaga & Co., Ltd.	178,439	909,698
Morinaga Milk Industry Co., Ltd.	164,411	882,066
Nichirei Corp.	186,096	1,516,651
Nippon Beet Sugar Manufacturing Co., Ltd.	215,000	365,363
Nippon Flour Mills Co., Ltd.	184,766	1,520,606
Nippon Suisan Kaisha Ltd.	95,600	465,263
Nisshin Oillio Group Ltd. (The)	187,000	763,673
Riken Vitamin Co., Ltd.	14,000	500,111
S Foods, Inc.(a)	34,100	738,462
Sakata Seed Corp.	14,000	356,119
Showa Sangyo Co., Ltd.	205,000	849,949
Starzen Co., Ltd.	13,700	383,349

Total Food Products		17,137,101
Gas Utilities – 0.1%
K&O Energy Group, Inc.	26,100	322,781
Shizuoka Gas Co., Ltd.	42,692	286,779

Total Gas Utilities		609,560
Health Care Equipment & Supplies – 1.8%
Asahi Intecc Co., Ltd.	12,000	562,659
Eiken Chemical Co., Ltd.	15,435	323,545
Hogy Medical Co., Ltd.	12,700	682,486
Nagaileben Co., Ltd.	32,126	661,413
Nakanishi, Inc.	15,100	480,293
Nihon Kohden Corp.	50,500	1,257,164
Nikkiso Co., Ltd.	58,300	428,970
Nipro Corp.	214,200	2,037,278
Paramount Bed Holdings Co., Ltd.(a)	29,721	1,088,144

Total Health Care Equipment & Supplies		7,521,952
Health Care Providers & Services – 0.6%
BML, Inc.	17,600	682,735
Ship Healthcare Holdings, Inc.	51,407	1,296,667
Toho Holdings Co., Ltd.(a)	28,900	619,166

Total Health Care Providers & Services		2,598,568
Hotels, Restaurants & Leisure – 3.4%
Accordia Golf Co., Ltd.(a)	125,000	1,175,542
Doutor Nichires Holdings Co., Ltd.	46,753	756,234
Fuji Kyuko Co., Ltd.(a)	27,402	377,160
Hiramatsu, Inc.(a)	58,300	384,880
HIS Co., Ltd.	12,000	335,780
Ichibanya Co., Ltd.	9,918	635,345
Kyoritsu Maintenance Co., Ltd.(a)	8,700	751,608
McDonald’s Holdings Co., Japan Ltd.(a)	66,500	1,577,375
MOS Food Services, Inc.(a)	17,500	457,916
Ohsho Food Service Corp.	25,200	774,643
Plenus Co., Ltd.(a)	42,868	774,252
Resorttrust, Inc.(a)	72,208	1,624,752
Round One Corp.(a)	148,437	838,627
Royal Holdings Co., Ltd.	10,600	214,367
Saizeriya Co., Ltd.	25,700	529,800
Skylark Co., Ltd.	124,500	1,646,043

St. Marc Holdings Co., Ltd.	20,300	560,804
Tokyotokeiba Co., Ltd.(a)	180,424	362,790
Yoshinoya Holdings Co., Ltd.(a)	35,600	436,151

Total Hotels, Restaurants & Leisure		14,214,069
Household Durables – 2.5%
Alpine Electronics, Inc.	28,800	323,118
Cleanup Corp.	34,400	235,975
First Juken Co., Ltd.	27,500	328,106
Foster Electric Co., Ltd.	24,000	506,927
France Bed Holdings Co., Ltd.	77,300	713,200
Fujitsu General Ltd.	41,000	633,631
Mitsui Home Co., Ltd.	100,000	467,992
Nihon House Holdings Co., Ltd.(a)	106,800	385,789
Nissei Build Kogyo Co., Ltd.(a)	103,000	352,818
PanaHome Corp.	143,177	1,076,423
Pressance Corp.(a)	13,200	506,179
Sangetsu Co., Ltd.	66,300	1,203,953
Starts Corp., Inc.	46,000	1,024,814
Sumitomo Forestry Co., Ltd.	92,300	1,061,826
Tamron Co., Ltd.	26,366	432,806
TOA Corp.(a)	32,952	313,996
Token Corp.	10,770	881,570

Total Household Durables		10,449,123
Household Products – 0.8%
Earth Chemical Co., Ltd.	27,700	1,121,358
Lion Corp.	186,013	2,100,187

Total Household Products		3,221,545
Independent Power & Renewable Electricity Producers – 0.1%
West Holdings Corp.(a)	77,900	481,698
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	90,500	962,209
TOKAI Holdings Corp.(a)	134,600	701,772

Total Industrial Conglomerates		1,663,981
Internet & Catalog Retail – 0.4%
ASKUL Corp.(a)	21,465	874,681
Belluna Co., Ltd.	71,084	361,128
Senshukai Co., Ltd.(a)	71,076	455,311

Total Internet & Catalog Retail		1,691,120
Internet Software & Services – 0.9%
Dip Corp.(a)	16,500	389,030
F@N Communications, Inc.(a)	56,200	422,519
GMO Internet, Inc.	73,272	979,828
Gree, Inc.(a)	118,500	651,568
Gurunavi, Inc.	28,200	670,658
Internet Initiative Japan, Inc.	27,700	570,044
NIFTY Corp.	18,600	166,315

Total Internet Software & Services		3,849,962
IT Services – 1.9%
DTS Corp.	28,691	549,595
Future Architect, Inc.	45,900	358,150
Ines Corp.	41,510	427,306

See Notes to Financial Statements.

162	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2016

Investments	Shares	Value

Information Services International-Dentsu Ltd.	34,000	$683,055
IT Holdings Corp.	58,800	1,393,685
NEC Networks & System Integration Corp.	47,079	733,024
NET One Systems Co., Ltd.	139,758	756,020
Nihon Unisys Ltd.(a)	73,100	969,724
NS Solutions Corp.	61,380	1,206,357
Transcosmos, Inc.(a)	31,000	806,477

Total IT Services		7,883,393
Leisure Products – 1.5%
Dunlop Sports Co., Ltd.(a)	42,886	382,328
Fields Corp.	49,200	822,517
Heiwa Corp.	157,900	3,277,554
Mizuno Corp.(a)	107,616	496,932
Tomy Co., Ltd.(a)	48,000	351,048
Universal Entertainment Corp.	55,900	929,553

Total Leisure Products		6,259,932
Life Sciences Tools & Services – 0.1%
CMIC Holdings Co., Ltd.(a)	20,600	260,261
EPS Holdings, Inc.	15,500	189,759

Total Life Sciences Tools & Services		450,020
Machinery – 5.5%
Aida Engineering Ltd.	81,700	710,909
Alinco, Inc.(a)	30,100	269,412
Anest Iwata Corp.	49,000	469,968
Asahi Diamond Industrial Co., Ltd.	43,000	386,022
Bando Chemical Industries Ltd.	114,787	519,833
CKD Corp.	42,641	352,449
Daifuku Co., Ltd.	41,304	697,128
DMG Mori Co., Ltd.(a)	51,200	471,480
Ebara Corp.	342,000	1,430,135
Fujitec Co., Ltd.	65,861	671,531
Furukawa Co., Ltd.	343,000	506,588
Glory Ltd.	34,900	1,187,709
Hitachi Koki Co., Ltd.	92,827	614,469
Hitachi Zosen Corp.	92,200	438,051
Iseki & Co., Ltd.(a)	131,000	257,583
Japan Steel Works Ltd. (The)	100,524	317,505
Kato Works Co., Ltd.(a)	64,000	248,837
Kito Corp.	19,200	143,665
Kitz Corp.	91,789	397,716
Kobelco Eco-Solutions Co., Ltd.(a)	106,000	423,453
Kyokuto Kaihatsu Kogyo Co., Ltd.	28,980	293,423
Makino Milling Machine Co., Ltd.	45,578	279,401
Max Co., Ltd.	36,000	370,266
Meidensha Corp.	144,000	657,253
Mitsubishi Nichiyu Forklift Co., Ltd.	62,600	256,204
Mitsuboshi Belting Ltd.	37,092	298,993
Mitsui Engineering & Shipbuilding Co., Ltd.	316,404	472,938
Miura Co., Ltd.	93,600	1,749,665
Morita Holdings Corp.	41,005	480,115
Nachi-Fujikoshi Corp.	127,000	442,938
Nippon Thompson Co., Ltd.	99,051	354,273
Nitta Corp.	17,900	451,501

Obara Group, Inc.	12,979	465,948
Oiles Corp.	33,200	497,136
OKUMA Corp.(a)	45,852	321,060
OSG Corp.(a)	60,000	1,121,580
Ryobi Ltd.	115,000	454,291
Shinmaywa Industries Ltd.	63,685	452,161
Sodick Co., Ltd.	35,500	265,946
Star Micronics Co., Ltd.	48,034	539,338
Tadano Ltd.	49,000	455,581
Tocalo Co., Ltd.	19,500	351,154
Toshiba Machine Co., Ltd.	52,806	162,559
Tsubakimoto Chain Co.	118,228	733,172
Tsugami Corp.(a)	41,000	149,197
Union Tool Co.(a)	15,900	418,455
YAMABIKO Corp.	29,800	207,602

Total Machinery		23,216,593
Marine – 0.6%
Kawasaki Kisen Kaisha Ltd.(a)	1,018,000	1,974,501
NS United Kaiun Kaisha Ltd.	291,000	393,540

Total Marine		2,368,041
Media – 1.6%
Avex Group Holdings, Inc.	43,799	571,672
Daiichikosho Co., Ltd.	56,300	2,454,469
Kadokawa Dwango*	33,500	517,127
SKY Perfect JSAT Holdings, Inc.	231,500	1,349,104
Toei Co., Ltd.	64,313	573,349
Tv Tokyo Holdings Corp.	19,900	363,492
Wowow, Inc.	15,500	329,183
Zenrin Co., Ltd.	30,087	605,247

Total Media		6,763,643
Metals & Mining – 2.5%
Aichi Steel Corp.	127,000	498,305
Asahi Holdings, Inc.	42,300	570,549
Daido Steel Co., Ltd.	194,000	673,162
Dowa Holdings Co., Ltd.	200,000	1,115,708
Godo Steel Ltd.	126,000	211,878
Kyoei Steel Ltd.	29,314	441,294
Mitsubishi Steel Manufacturing Co., Ltd.	143,000	231,558
Mitsui Mining & Smelting Co., Ltd.	347,000	555,719
Neturen Co., Ltd.	35,800	243,349
Nippon Denko Co., Ltd.	97,941	156,852
Nippon Light Metal Holdings Co., Ltd.(a)	490,900	808,012
Nisshin Steel Co., Ltd.(a)	108,428	1,266,657
Osaka Steel Co., Ltd.	17,500	286,801
OSAKA Titanium Technologies Co., Ltd.(a)	11,200	152,363
Sanyo Special Steel Co., Ltd.	114,000	521,340
Toho Zinc Co., Ltd.(a)	141,967	359,986
Tokyo Steel Manufacturing Co., Ltd.	40,500	241,425
Topy Industries Ltd.	100,000	197,518
Toyo Kohan Co., Ltd.	109,405	329,008
UACJ Corp.(a)	405,632	822,849
Yamato Kogyo Co., Ltd.	44,400	965,071

Total Metals & Mining		10,649,404

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	163

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2016

Investments	Shares	Value

Multiline Retail – 0.5%
H2O Retailing Corp.(a)	54,700	$945,613
Parco Co., Ltd.	59,500	504,502
Seria Co., Ltd.	11,500	694,737

Total Multiline Retail		2,144,852
Oil, Gas & Consumable Fuels – 0.7%
BP Castrol K.K.(a)	42,400	481,359
Itochu Enex Co., Ltd.	134,181	1,078,032
Nippon Coke & Engineering Co., Ltd.	401,873	289,619
Nippon Gas Co., Ltd.(a)	19,400	438,591
San-Ai Oil Co., Ltd.	52,916	384,647
Sinanen Holdings Co., Ltd.	74,771	292,711

Total Oil, Gas & Consumable Fuels		2,964,959
Paper & Forest Products – 0.9%
Daio Paper Corp.(a)	39,478	333,330
Hokuetsu Kishu Paper Co., Ltd.(a)	146,232	873,007
Nippon Paper Industries Co., Ltd.(a)	118,300	2,108,234
Tokushu Tokai Paper Co., Ltd.	147,000	476,071

Total Paper & Forest Products		3,790,642
Personal Products – 1.2%
Artnature, Inc.	50,900	459,207
Fancl Corp.	65,400	893,180
Kobayashi Pharmaceutical Co., Ltd.	18,100	1,591,067
Mandom Corp.	16,053	715,562
Milbon Co., Ltd.	12,200	493,883
Noevir Holdings Co., Ltd.	33,000	949,820

Total Personal Products		5,102,719
Pharmaceuticals – 2.5%
Fuji Pharma Co., Ltd.(a)	18,400	310,391
KYORIN Holdings, Inc.	57,985	1,106,097
Mochida Pharmaceutical Co., Ltd.	16,611	1,235,535
Nichi-iko Pharmaceutical Co., Ltd.	35,100	810,709
Nippon Shinyaku Co., Ltd.	29,200	1,143,111
Rohto Pharmaceutical Co., Ltd.	57,100	1,041,461
Sawai Pharmaceutical Co., Ltd.	26,224	1,644,906
Torii Pharmaceutical Co., Ltd.	17,300	398,349
Towa Pharmaceutical Co., Ltd.(a)	10,800	443,454
Tsumura & Co.(a)	70,800	1,702,047
ZERIA Pharmaceutical Co., Ltd.	45,200	587,546

Total Pharmaceuticals		10,423,606
Professional Services – 1.2%
FULLCAST Holdings Co., Ltd.	41,900	294,879
Funai Soken Holdings, Inc.	32,240	519,190
Meitec Corp.(a)	42,000	1,470,439
Nomura Co., Ltd.	34,500	501,255
Space Co., Ltd.	33,100	400,516
Temp Holdings Co., Ltd.	63,600	923,486
Weathernews, Inc.	11,000	369,945
Yumeshin Holdings Co., Ltd.(a)	91,600	506,104

Total Professional Services		4,985,814

Real Estate Management & Development – 1.6%
Airport Facilities Co., Ltd.	60,919	275,882
Daibiru Corp.	72,300	611,104
Daikyo, Inc.	634,000	1,009,707
Goldcrest Co., Ltd.	28,100	420,519
Heiwa Real Estate Co., Ltd.	40,568	505,318
Kenedix, Inc.	87,200	381,711
Open House Co., Ltd.	26,600	529,657
Relo Holdings, Inc.(a)	10,446	1,402,466
Takara Leben Co., Ltd.	78,200	463,376
TOC Co., Ltd.	50,700	429,435
Unizo Holdings Co., Ltd.(a)	16,700	719,885

Total Real Estate Management & Development		6,749,060
Road & Rail – 2.6%
Fukuyama Transporting Co., Ltd.(a)	164,059	801,356
Hitachi Transport System Ltd.	55,100	922,623
Ichinen Holdings Co., Ltd.	33,200	295,387
Maruzen Showa Unyu Co., Ltd.	117,000	411,184
Nankai Electric Railway Co., Ltd.	206,000	1,119,854
Nikkon Holdings Co., Ltd.	71,060	1,289,758
Nishi-Nippon Railroad Co., Ltd.	180,000	1,175,497
Sankyu, Inc.	248,532	1,136,576
Seino Holdings Co., Ltd.	109,260	1,179,166
Senko Co., Ltd.	138,156	843,232
Sotetsu Holdings, Inc.	284,000	1,743,494

Total Road & Rail		10,918,127
Semiconductors & Semiconductor Equipment – 1.2%
Advantest Corp.(a)	89,700	830,799
Axell Corp.	28,600	215,019
Lasertec Corp.	19,100	269,519
MegaChips Corp.(a)	28,500	320,766
Mimasu Semiconductor Industry Co., Ltd.	18,427	169,687
Mitsui High-Tec, Inc.	32,500	200,098
Nuflare Technology, Inc.(a)	13,200	585,453
Sanken Electric Co., Ltd.(a)	36,000	108,261
SCREEN Holdings Co., Ltd.	100,000	791,850
Shindengen Electric Manufacturing Co., Ltd.	44,000	149,153
Shinko Electric Industries Co., Ltd.	136,553	769,056
Tokyo Seimitsu Co., Ltd.	30,500	598,901

Total Semiconductors & Semiconductor Equipment		5,008,562
Software – 1.8%
Capcom Co., Ltd.	45,813	1,118,881
Fuji Soft, Inc.	17,800	388,798
Imagica Robot Holdings, Inc.(a)	49,600	178,727
Konami Holdings Corp.(a)	59,100	1,750,994
Marvelous, Inc.(a)	31,000	278,571
MTI Ltd.(a)	34,400	239,342
NSD Co., Ltd.	89,000	1,317,639
Square Enix Holdings Co., Ltd.	62,900	1,701,286
Systena Corp.	34,000	578,994

Total Software		7,553,232

See Notes to Financial Statements.

164	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2016

Investments	Shares	Value

Specialty Retail – 5.5%
Adastria Co., Ltd.	39,900	$1,212,318
AOKI Holdings, Inc.	73,454	888,807
Aoyama Trading Co., Ltd.	47,700	1,835,513
Arcland Sakamoto Co., Ltd.	31,416	333,181
Autobacs Seven Co., Ltd.	108,900	1,840,918
Bic Camera, Inc.	56,500	513,751
Chiyoda Co., Ltd.	43,291	1,247,945
DCM Holdings Co., Ltd.	132,145	955,860
EDION Corp.(a)	132,339	1,005,539
Geo Holdings Corp.(a)	71,800	1,195,229
Gulliver International Co., Ltd.(a)	71,060	885,761
Joshin Denki Co., Ltd.	41,000	315,539
Joyful Honda Co., Ltd.(a)	20,500	459,994
K’s Holdings Corp.(a)	44,974	1,492,531
Kohnan Shoji Co., Ltd.	65,600	977,624
Komeri Co., Ltd.	29,937	612,617
Konaka Co., Ltd.	59,700	292,670
Kyoto Kimono Yuzen Co., Ltd.(a)	58,700	449,670
Nishimatsuya Chain Co., Ltd.	59,900	601,158
Nojima Corp.(a)	18,700	204,312
Pal Co., Ltd.	18,700	469,018
Sanrio Co., Ltd.(a)	88,342	1,729,977
Shimachu Co., Ltd.	40,864	976,926
T-Gaia Corp.(a)	81,600	945,992
United Arrows Ltd.	33,629	1,392,793
VT Holdings Co., Ltd.(a)	91,500	550,327

Total Specialty Retail		23,385,970
Technology Hardware, Storage & Peripherals – 1.0%
Eizo Corp.	16,000	403,150
Elecom Co., Ltd.	33,200	586,047
Hitachi Maxell Ltd.	65,500	998,278
Riso Kagaku Corp.	48,600	750,653
Roland DG Corp.	15,800	308,985
Wacom Co., Ltd.(a)	270,111	1,146,341

Total Technology Hardware, Storage & Peripherals		4,193,454
Textiles, Apparel & Luxury Goods – 1.7%
Descente Ltd.	42,653	629,198
Fujibo Holdings, Inc.	129,000	257,093
Gunze Ltd.	199,834	565,392
Japan Wool Textile Co., Ltd. (The)	57,425	388,300
Kurabo Industries Ltd.	197,766	343,115
Onward Holdings Co., Ltd.	196,433	1,343,983
Sanyo Shokai Ltd.	162,000	368,984
Seiko Holdings Corp.	133,000	527,764
Seiren Co., Ltd.	63,111	710,311
Wacoal Holdings Corp.	140,000	1,672,850
Yondoshi Holdings, Inc.	18,200	450,162

Total Textiles, Apparel & Luxury Goods		7,257,152
Trading Companies & Distributors – 2.8%
Daiichi Jitsugyo Co., Ltd.	46,000	201,771
Hanwa Co., Ltd.	190,114	803,453
Inaba Denki Sangyo Co., Ltd.	42,694	1,346,592

Inabata & Co., Ltd.	90,941	902,978
Iwatani Corp.(a)	61,166	355,911
Japan Pulp & Paper Co., Ltd.(a)	148,578	425,661
Kanamoto Co., Ltd.	15,528	365,974
Kanematsu Corp.	281,000	410,018
Kuroda Electric Co., Ltd.	33,765	506,197
MonotaRO Co., Ltd.(a)	14,700	437,488
Nagase & Co., Ltd.	92,804	1,021,385
Nippon Steel & Sumikin Bussan Corp.	305,000	1,017,616
Nishio Rent All Co., Ltd.	17,900	424,587
Onoken Co., Ltd.(a)	34,900	306,165
Seika Corp.	123,000	248,419
Shinsho Corp.	151,000	274,069
Trusco Nakayama Corp.	24,700	982,330
Wakita & Co., Ltd.	45,900	383,878
Yamazen Corp.	97,006	737,934
Yuasa Trading Co., Ltd.	27,000	635,393

Total Trading Companies & Distributors		11,787,819
Transportation Infrastructure – 0.6%
Kamigumi Co., Ltd.	103,000	970,479
Mitsubishi Logistics Corp.(a)	43,000	565,452
Nissin Corp.	116,000	317,879
Sumitomo Warehouse Co., Ltd. (The)	125,538	640,004

Total Transportation Infrastructure		2,493,814
TOTAL COMMON STOCKS (Cost: $393,539,268)		418,250,130
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.1%
United States – 16.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b) (Cost: $68,392,118)(c)	68,392,118	68,392,118
TOTAL INVESTMENTS IN SECURITIES – 115.0% (Cost: $461,931,386)		486,642,248
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (15.0)%		(63,611,484)

NET ASSETS – 100.0%		$423,030,764
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $68,662,149 and the total market value of the collateral held by the Fund was $72,233,036. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,840,918.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	165

Schedule of Investments

WisdomTree Korea Hedged Equity Fund (DXKW)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.1%
South Korea – 99.1%
Aerospace & Defense – 1.3%
Korea Aerospace Industries Ltd.	4,319	$246,239
Air Freight & Logistics – 2.7%
Hyundai Glovis Co., Ltd.	3,166	521,853
Auto Components – 5.7%
Hankook Tire Co., Ltd.	11,242	534,772
Hanon Systems	34,133	274,592
Mando Corp.	1,465	200,483
Nexen Tire Corp.	8,422	107,153

Total Auto Components		1,117,000
Automobiles – 9.9%
Hyundai Motor Co.	7,239	965,327
Kia Motors Corp.	22,519	951,091

Total Automobiles		1,916,418
Biotechnology – 0.3%
Medy-Tox, Inc.	140	54,049
Chemicals – 20.3%
Hanwha Chemical Corp.	13,678	298,414
Hyosung Corp.	6,135	772,508
Korea Petrochemical Ind Co., Ltd.	1,480	331,305
Kumho Petrochemical Co., Ltd.	3,708	188,707
LG Chem Ltd.	3,638	1,041,837
Lotte Chemical Corp.	3,419	1,020,976
OCI Co., Ltd.(a)	2,416	223,939
SK Materials Co., Ltd.	730	71,174

Total Chemicals		3,948,860
Construction & Engineering – 5.6%
Daelim Industrial Co., Ltd.	4,057	322,474
Daewoo Engineering & Construction Co., Ltd.*	22,927	125,902
GS Engineering & Construction Corp.*	1,692	40,391
Hyundai Engineering & Construction Co., Ltd.	16,068	592,223

Total Construction & Engineering		1,080,990
Electronic Equipment, Instruments & Components – 4.4%
LG Display Co., Ltd.	36,380	846,195
Samsung Electro-Mechanics Co., Ltd.	327	16,813

Total Electronic Equipment, Instruments & Components		863,008
Food Products – 1.4%
CJ CheilJedang Corp.	876	266,186
Household Durables – 1.0%
LG Electronics, Inc.	3,467	186,750
Industrial Conglomerates – 0.0%
Hanwha Techwin Co., Ltd.	240	8,468
Internet Software & Services – 3.4%
NAVER Corp.	1,203	670,086
IT Services – 2.7%
Samsung SDS Co., Ltd.	3,372	516,002

Media – 0.6%
Cheil Worldwide, Inc.	7,821	$116,262
Metals & Mining – 5.9%
Hyundai Steel Co.	17,797	863,705
POSCO	1,445	277,350

Total Metals & Mining		1,141,055
Oil, Gas & Consumable Fuels – 11.0%
S-Oil Corp.	12,721	1,089,005
SK Innovation Co., Ltd.	6,982	1,050,108

Total Oil, Gas & Consumable Fuels		2,139,113
Personal Products – 4.9%
Amorepacific Corp.	2,826	955,097
Pharmaceuticals – 0.1%
Hanmi Pharm Co., Ltd.	35	21,393
Semiconductors & Semiconductor Equipment – 3.9%
Eo Technics Co., Ltd.	356	37,231
SK Hynix, Inc.	29,625	729,227

Total Semiconductors & Semiconductor Equipment		766,458
Software – 1.8%
Com2uS Corp.*	1,380	149,512
NCSoft Corp.	927	205,487

Total Software		354,999
Technology Hardware, Storage & Peripherals – 9.5%
Samsung Electronics Co., Ltd.	1,619	1,857,405
Textiles, Apparel & Luxury Goods – 1.6%
Hansae Co., Ltd.	2,490	123,455
Youngone Corp.	4,611	193,939

Total Textiles, Apparel & Luxury Goods		317,394
Trading Companies & Distributors – 1.1%
Posco Daewoo Corp.	10,834	204,629
TOTAL COMMON STOCKS (Cost: $18,822,204)		19,269,714
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b) (Cost: $175,140)(c)	175,140	175,140
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $18,997,344)		19,444,854
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		5,079

NET ASSETS – 100.0%		$19,449,933
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)	At March 31, 2016, the total market value of the Fund’s securities on loan was $166,842 and the total market value of the collateral held by the Fund was $175,140.

See Notes to Financial Statements.

166	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (concluded)

WisdomTree Korea Hedged Equity Fund (DXKW)

March 31, 2016

FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/5/2016	KRW	7,778,030,400	USD	6,283,754	$(517,644)
4/5/2016	KRW	8,006,796,000	USD	6,468,518	(532,922)
4/5/2016	KRW	7,091,733,600	USD	5,728,842	(472,433)
4/5/2016	KRW	1,660,915,055	USD	1,448,809	(3,547)
4/5/2016	USD	156,929	KRW	194,808,000	13,419
4/5/2016	USD	4,958,844	KRW	5,670,438,000	(403)
4/5/2016	USD	4,957,543	KRW	5,670,438,000	898
4/5/2016	USD	4,957,977	KRW	5,670,438,000	465
4/5/2016	USD	4,958,844	KRW	5,670,438,000	(403)
5/4/2016	KRW	5,611,687,750	USD	4,903,521	(728)
5/4/2016	KRW	5,611,687,750	USD	4,903,178	(1,071)
5/4/2016	KRW	5,611,687,750	USD	4,902,108	(2,142)
5/4/2016	KRW	5,611,687,750	USD	4,902,536	(1,714)
5/4/2016	USD	8,266	KRW	9,418,000	(36)
					$(1,518,261)

CURRENCY LEGEND
KRW	– South Korean won
USD	– U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	167

Schedule of Investments

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.3%
United Kingdom – 99.3%
Aerospace & Defense – 2.9%
BAE Systems PLC	64,249	$470,036
Cobham PLC	19,115	59,646
Meggitt PLC	9,753	56,997
QinetiQ Group PLC	6,179	20,249
Rolls-Royce Holdings PLC*	17,179	168,395
Senior PLC	3,220	10,557
Ultra Electronics Holdings PLC	760	19,717

Total Aerospace & Defense		805,597
Airlines – 0.4%
easyJet PLC	4,917	107,351
Auto Components – 0.3%
GKN PLC	16,979	70,478
Banks – 5.4%
Barclays PLC	170,718	368,060
BGEO Group PLC	520	15,157
HSBC Holdings PLC	178,905	1,115,731

Total Banks		1,498,948
Beverages – 8.4%
Britvic PLC	3,159	32,260
Diageo PLC	33,650	909,990
SABMiller PLC	22,998	1,406,822

Total Beverages		2,349,072
Biotechnology – 0.1%
Abcam PLC	1,388	11,770
Genus PLC	189	4,154

Total Biotechnology		15,924
Building Products – 0.0%
James Halstead PLC	1,665	9,698
Capital Markets – 1.6%
Aberdeen Asset Management PLC	24,950	99,477
ICAP PLC	11,399	77,790
Investec PLC	9,019	66,436
Man Group PLC	29,884	65,502
Schroders PLC	2,468	95,173
Schroders PLC Non-Voting Shares	647	18,803
Tullett Prebon PLC	4,316	21,811

Total Capital Markets		444,992
Chemicals – 0.8%
Croda International PLC	1,403	61,282
Elementis PLC	3,185	10,959
Essentra PLC	2,086	24,810
Johnson Matthey PLC	1,719	67,797
Synthomer PLC	3,200	16,756
Victrex PLC	1,765	41,807

Total Chemicals		223,411
Commercial Services & Supplies – 0.6%
Aggreko PLC	1,912	29,597
Berendsen PLC	2,067	35,740

G4S PLC	21,191	58,053
HomeServe PLC	3,528	21,835
Rentokil Initial PLC	13,352	33,929

Total Commercial Services & Supplies		179,154
Construction & Engineering – 0.2%
Carillion PLC	10,011	42,317
Keller Group PLC	839	10,365

Total Construction & Engineering		52,682
Containers & Packaging – 0.6%
DS Smith PLC	11,399	66,846
Rexam PLC	9,705	88,437
RPC Group PLC	2,197	23,983

Total Containers & Packaging		179,266
Distributors – 0.2%
Inchcape PLC	4,804	49,956
Diversified Financial Services – 0.5%
IG Group Holdings PLC	6,502	74,762
London Stock Exchange Group PLC	1,316	53,340

Total Diversified Financial Services		128,102
Diversified Telecommunication Services – 2.6%
BT Group PLC	87,554	554,331
Cable & Wireless Communications PLC	64,640	71,585
Inmarsat PLC	6,703	94,849

Total Diversified Telecommunication Services		720,765
Electronic Equipment, Instruments & Components – 0.5%
Electrocomponents PLC	9,898	34,343
Halma PLC	2,334	30,578
Laird PLC	3,313	18,142
Premier Farnell PLC	6,564	10,637
Renishaw PLC	562	14,822
Spectris PLC	1,072	28,412

Total Electronic Equipment, Instruments & Components		136,934
Energy Equipment & Services – 0.4%
Amec Foster Wheeler PLC	8,124	52,545
Hunting PLC	1,934	8,902
John Wood Group PLC	4,460	39,424

Total Energy Equipment & Services		100,871
Food Products – 1.0%
Associated British Foods PLC	3,890	187,246
Tate & Lyle PLC	9,601	79,761

Total Food Products		267,007
Health Care Equipment & Supplies – 0.4%
Smith & Nephew PLC	7,171	118,323
Health Care Providers & Services – 0.0%
Mediclinic International PLC	727	9,362
NMC Health PLC	191	2,902

Total Health Care Providers & Services		12,264
Hotels, Restaurants & Leisure – 2.0%
Carnival PLC	1,975	106,507
Compass Group PLC	17,983	317,401

See Notes to Financial Statements.

168	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2016

Investments	Shares	Value

InterContinental Hotels Group PLC	1,921	$79,270
Merlin Entertainments PLC(a)	6,118	40,757
Millennium & Copthorne Hotels PLC	3,309	19,804
SSP Group PLC	1,260	5,248

Total Hotels, Restaurants & Leisure		568,987
Household Products – 2.8%
PZ Cussons PLC(b)	3,895	16,913
Reckitt Benckiser Group PLC	7,848	759,139

Total Household Products		776,052
Industrial Conglomerates – 0.3%
Smiths Group PLC	6,251	96,674
Insurance – 4.4%
Aviva PLC	44,732	293,242
Jardine Lloyd Thompson Group PLC	2,580	31,316
Old Mutual PLC	89,469	248,315
Prudential PLC	25,683	480,253
RSA Insurance Group PLC	2,184	14,933
Standard Life PLC	31,975	163,655

Total Insurance		1,231,714
IT Services – 0.1%
Computacenter PLC	1,533	18,508
Machinery – 0.7%
Bodycote PLC	3,834	33,256
IMI PLC	3,658	50,079
Melrose Industries PLC	741	3,797
Morgan Advanced Materials PLC	4,402	14,375
Rotork PLC	7,376	19,380
Spirax-Sarco Engineering PLC	600	31,391
Vesuvius PLC	4,997	23,823
Weir Group PLC (The)	2,115	33,682

Total Machinery		209,783
Media – 2.0%
Cineworld Group PLC	3,268	25,247
Daily Mail & General Trust PLC Class A Non-Voting Shares	3,274	32,752
Informa PLC	8,809	87,868
Pearson PLC	14,124	177,629
RELX PLC	13,023	242,210

Total Media		565,706
Metals & Mining – 5.3%
Acacia Mining PLC	2,021	8,171
BHP Billiton PLC	55,151	620,514
Evraz PLC*(b)	16,394	21,207
Fresnillo PLC	581	7,954
Rio Tinto PLC	29,632	832,849

Total Metals & Mining		1,490,695
Multi-Utilities – 5.6%
Centrica PLC	111,580	365,172
National Grid PLC	84,186	1,194,517

Total Multi-Utilities		1,559,689

Oil, Gas & Consumable Fuels – 15.8%
BP PLC	250,616	1,261,276
James Fisher & Sons PLC	264	5,005
Nostrum Oil & Gas PLC	2,096	7,170
Royal Dutch Shell PLC Class A	58,633	1,419,161
Royal Dutch Shell PLC Class B	69,868	1,707,162

Total Oil, Gas & Consumable Fuels		4,399,774
Paper & Forest Products – 0.2%
Mondi PLC	3,528	67,746
Personal Products – 2.9%
Unilever PLC	17,758	804,631
Pharmaceuticals – 10.5%
AstraZeneca PLC	22,987	1,289,355
Dechra Pharmaceuticals PLC	392	6,795
GlaxoSmithKline PLC	79,711	1,617,709
Hikma Pharmaceuticals PLC	644	18,327

Total Pharmaceuticals		2,932,186
Professional Services – 0.4%
Hays PLC	10,521	18,297
Intertek Group PLC	1,398	63,636
Michael Page International PLC	2,966	18,195
WS Atkins PLC	1,040	20,479

Total Professional Services		120,607
Real Estate Investment Trusts (REITs) – 0.5%
Hammerson PLC	9,415	78,284
Segro PLC	10,962	64,645

Total Real Estate Investment Trusts (REITs)		142,929
Real Estate Management & Development – 0.1%
Savills PLC	1,439	15,719
Road & Rail – 0.1%
National Express Group PLC	7,274	35,902
Northgate PLC	924	5,355

Total Road & Rail		41,257
Semiconductors & Semiconductor Equipment – 0.2%
ARM Holdings PLC	3,921	57,145
Software – 0.6%
AVEVA Group PLC	247	5,591
Fidessa Group PLC	654	22,955
Micro Focus International PLC	1,548	34,932
Sage Group PLC (The)	11,164	100,929

Total Software		164,407
Specialty Retail – 0.7%
Dixons Carphone PLC	4,978	30,501
JD Sports Fashion PLC	761	12,316
Kingfisher PLC	27,338	148,017

Total Specialty Retail		190,834
Textiles, Apparel & Luxury Goods – 0.3%
Burberry Group PLC	3,741	73,395
Ted Baker PLC	293	11,468

Total Textiles, Apparel & Luxury Goods		84,863

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	169

Schedule of Investments (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

March 31, 2016

Investments	Shares	Value

Tobacco – 11.0%
British American Tobacco PLC	32,008	$1,881,609
Imperial Brands PLC	21,175	1,175,697

Total Tobacco		3,057,306
Trading Companies & Distributors – 0.5%
Ashtead Group PLC	2,336	29,009
Bunzl PLC	2,777	80,746
Diploma PLC	1,156	12,345
SIG PLC	6,084	12,767

Total Trading Companies & Distributors		134,867
Transportation Infrastructure – 0.1%
BBA Aviation PLC	9,672	27,859
Wireless Telecommunication Services – 5.3%
Vodafone Group PLC	464,093	1,475,494
TOTAL COMMON STOCKS (Cost: $32,584,240)		27,706,227
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $38,819)(d)	38,819	38,819
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $32,623,059)		27,745,046
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		157,053

NET ASSETS – 100.0%		$27,902,099
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $36,208 and the total market value of the collateral held by the Fund was $38,819.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	GBP	4,535,235	USD	6,320,798	$(197,695)
4/4/2016	GBP	4,535,313	USD	6,320,798	(197,807)
4/4/2016	GBP	4,535,248	USD	6,320,798	(197,714)
4/4/2016	GBP	4,534,972	USD	6,320,798	(197,316)
4/4/2016	GBP	3,455,318	USD	4,815,850	(150,479)
4/4/2016	USD	1,157,655	GBP	817,625	17,518
4/4/2016	USD	446,000	GBP	309,669	(913)
4/4/2016	USD	1,157,655	GBP	818,364	18,580
4/4/2016	USD	5,740,923	GBP	3,994,352	160
4/4/2016	USD	4,374,040	GBP	3,043,382	213
4/4/2016	USD	5,740,923	GBP	3,994,352	160
4/4/2016	USD	5,740,923	GBP	3,994,464	319
4/4/2016	USD	5,740,923	GBP	3,994,361	171
5/4/2016	GBP	4,099,729	USD	5,892,790	(283)
5/4/2016	GBP	4,099,731	USD	5,892,790	(287)
5/4/2016	GBP	3,123,651	USD	4,489,748	(281)
5/4/2016	GBP	4,099,794	USD	5,892,790	(377)
5/4/2016	GBP	4,099,734	USD	5,892,790	(291)
					$(906,322)

CURRENCY LEGEND
GBP	– British pound
USD	– U.S. dollar

See Notes to Financial Statements.

170	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2016

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$38,533,370	$15,448,688,361	$282,027,540	$18,784,581	$1,187,099,951

Investment in affiliates, at cost (Note 3)	—	—	—	—	2,673,076

Foreign currency, at cost	20,594	1,321,147	409,505	3,706	545,570
Investments in securities, at value[1] (Note 2)	35,216,619	14,076,411,621	287,155,134	18,027,137	1,171,627,377

Investment in affiliates, at value (Note 3)	—	—	—	—	2,908,723

Cash	16,603	24,555,406	36,274	7,340	38,872

Foreign currency, at value	20,587	1,336,742	416,756	3,780	548,262

Unrealized appreciation on forward foreign currency contracts	—	26,469,670	8,437	—	1,240

Receivables:

Investment securities sold	946,133	617,643,805	10,505,175	—	118,269

Dividends and interest	323,463	9,862,003	770,878	33,231	3,867,997

Foreign tax reclaims	—	5,745,746	196,507	29,164	834,830
Total Assets	36,523,405	14,762,024,993	299,089,161	18,100,652	1,179,945,570
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	672,918,232	12,176,615	—	384

Payables:

Investment of cash collateral for securities loaned (Note 2)	1,647,113	291,263,715	19,074,318	238,241	52,561,886

Investment securities purchased	1,043,127	—	—	—	956,359

Capital shares redeemed	—	73,710,169	—	—	—

Advisory fees (Note 3)	16,170	7,125,812	129,430	8,545	482,276

Service fees (Note 2)	123	54,058	982	65	3,669

Professional fees (Note 2)	—	—	—	90	6,215
Total Liabilities	2,706,533	1,045,071,986	31,381,345	246,941	54,010,789
NET ASSETS	$33,816,872	$13,716,953,007	$267,707,816	$17,853,711	$1,125,934,781
NET ASSETS:

Paid-in capital	$61,669,086	$16,968,291,190	$289,363,885	$19,923,835	$1,247,433,398

Undistributed (Distributions in excess of) net investment income	126,595	24,118,619	(2,214,679)	39,608	4,068,208

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(24,676,251)	(1,257,020,586)	(12,425,680)	(1,353,385)	(110,341,303)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,302,558)	(2,018,436,216)	(7,015,710)	(756,347)	(15,225,522)
NET ASSETS	$33,816,872	$13,716,953,007	$267,707,816	$17,853,711	$1,125,934,781
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	263,600,000	11,200,000	800,000	19,750,000
Net asset value per share	$48.31	$52.04	$23.90	$22.32	$57.01
[1] Includes market value of securities out on loan of:	$1,786,687	$276,592,888	$24,062,711	$226,763	$49,720,141

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	171

Statements of Assets and Liabilities (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2016

	WisdomTree Germany Hedged Equity Fund	WisdomTree Global ex- U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Hedged Real Estate Fund	WisdomTree International Dividend ex- Financials Fund	WisdomTree International Equity Fund
ASSETS:

Investments, at cost	$220,506,042	$4,727,222	$2,477,344	$271,222,428	$650,877,648

Investment in affiliates, at cost (Note 3)	—	—	—	235,837	312,739

Foreign currency, at cost	60,731	12,917	4,571	184,811	43,074
Investments in securities, at value[1] (Note 2)	200,582,730	4,362,561	2,458,848	233,955,107	642,615,815

Investment in affiliates, at value (Note 3)	—	—	—	230,746	323,901

Cash	5,708	698	558	29,599	47,722

Foreign currency, at value	61,387	13,035	4,664	184,956	46,745

Unrealized appreciation on forward foreign currency contracts	346,062	206	122	537	—

Receivables:

Investment securities sold	28,683,625	87,076	54,638	—	161,420

Dividends and interest	1,742	24,533	5,839	1,071,634	2,988,568

Foreign tax reclaims	376,363	1,827	82	627,283	1,236,414
Total Assets	230,057,617	4,489,936	2,524,751	236,099,862	647,420,585
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	9,497,256	148,531	77,075	106	427

Payables:

Investment of cash collateral for securities loaned (Note 2)	897,196	41,257	9,894	5,503,096	24,987,222

Investment securities purchased	19,080,648	—	—	—	248,227

Advisory fees (Note 3)	80,557	1,596	871	111,041	247,388

Service fees (Note 2)	738	16	9	844	2,274

Professional fees (Note 2)	—	8	—	1,739	3,415
Total Liabilities	29,556,395	191,408	87,849	5,616,826	25,488,953
NET ASSETS	$200,501,222	$4,298,528	$2,436,902	$230,483,036	$621,931,632
NET ASSETS:

Paid-in capital	$249,365,919	$4,977,502	$2,488,157	$423,686,359	$878,977,219

Undistributed (Distributions in excess of) net investment income	2,098,282	(12,363)	6,634	661,692	2,250,019

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(21,897,509)	(154,223)	37,402	(156,596,542)	(251,080,519)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(29,065,470)	(512,388)	(95,291)	(37,268,473)	(8,215,087)
NET ASSETS	$200,501,222	$4,298,528	$2,436,902	$230,483,036	$621,931,632
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,850,000	200,000	100,004	6,000,000	13,550,000
Net asset value per share	$25.54	$21.49	$24.37	$38.41	$45.90
[1] Includes market value of securities out on loan of:	$870,057	$56,482	$89,965	$10,899,170	$26,990,017

See Notes to Financial Statements.

172	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2016

	WisdomTree International Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International Hedged SmallCap Dividend Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$4,862,503	$750,348,852	$—	$289,373,765	$396,499,051

Investment in affiliates, at cost (Note 3)	—	—	1,215,760	6,242	927,563

Foreign currency, at cost	9,863	488,869	32	46,203	—
Investments in securities, at value[1] (Note 2)	4,675,990	752,991,336	—	260,731,947	373,315,415

Investment in affiliates, at value (Note 3)	—	—	1,129,702	6,281	955,246

Cash	263	200,136	2,061	12,531	109,109

Foreign currency, at value	9,947	494,233	33	47,590	—

Unrealized appreciation on forward foreign currency contracts	212	33,077	72	27	—

Receivables:

Investment securities sold	120,401	25,744,365	37,633	157,138	—

Dividends and interest	23,320	3,203,900	354	1,326,168	1,809,039

Foreign tax reclaims	1,589	498,002	—	462,166	762,173
Total Assets	4,831,722	783,165,049	1,169,855	262,743,848	376,950,982
LIABILITIES:

Foreign currency due to custodian, at value[2]	—	—	—	—	97,522

Unrealized depreciation on forward foreign currency contracts	165,031	27,052,952	39,073	76	295

Payables:

Investment of cash collateral for securities loaned (Note 2)	53,752	19,354,354	—	5,100,091	10,089,231

Investment securities purchased	—	4,347,210	—	49,649	—

Advisory fees (Note 3)	1,365	356,199	—	124,557	147,169

Service fees (Note 2)	18	2,703	4	946	1,353

Professional fees (Note 2)	12	1,700	—	1,833	2,126
Total Liabilities	220,178	51,115,118	39,077	5,277,152	10,337,696
NET ASSETS	$4,611,544	$732,049,931	$1,130,778	$257,466,696	$366,613,286
NET ASSETS:

Paid-in capital	$4,918,660	$759,516,085	$1,243,756	$382,587,236	$456,229,135

Undistributed (Distributions in excess of) net investment income	11,811	2,804,720	(10,534)	798,833	1,253,392

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	31,876	(6,010,655)	22,614	(97,298,258)	(67,736,153)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(350,803)	(24,260,219)	(125,058)	(28,621,115)	(23,133,088)
NET ASSETS	$4,611,544	$732,049,931	$1,130,778	$257,466,696	$366,613,286
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	28,450,000	50,000	6,850,000	8,700,000
Net asset value per share	$23.06	$25.73	$22.62	$37.59	$42.14
[1] Includes market value of securities out on loan of:	$73,293	$20,016,975	—	$6,611,170	$10,575,341
[2] Foreign currency due to custodian, proceeds	—	—	—	—	$97,669

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	173

Statements of Assets and Liabilities (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2016

	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund
ASSETS:

Investments, at cost	$153,575,131	$1,146,874,356	$3,614,841	$11,612,893,647	$18,837,915

Investment in affiliates, at cost (Note 3)	—	2,283,255	—	—	—

Foreign currency, at cost	235,597	1,428,750	2,961	13,585,615	9,350
Investments in securities, at value[1] (Note 2)	165,028,708	1,202,110,581	3,325,734	10,733,173,624	14,539,370

Investment in affiliates, at value (Note 3)	—	2,385,141	—	—	—

Cash	4,067	17,860	1,661	1,056,602	1,853

Foreign currency, at value	237,444	1,442,521	2,972	13,592,867	9,449

Unrealized appreciation on forward foreign currency contracts	—	—	62	8,111,974	259

Receivables:

Investment securities sold	599,936	4,009,653	—	79,888,077	—

Capital shares sold	—	—	—	6,714,270	—

Dividends and interest	640,354	6,959,308	29,506	97,209,141	185,379

Foreign tax reclaims	136,431	531,239	—	6,786,336	—
Total Assets	166,646,940	1,217,456,303	3,359,935	10,946,532,891	14,736,310
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	10,443	9,850	40,080,250	40,879

Payables:

Investment of cash collateral for securities loaned (Note 2)	12,170,282	112,271,066	192,975	1,073,061,319	1,843,858

Investment securities purchased	889,907	4,669,355	—	6,221,197	—

Capital shares redeemed	—	—	—	85,801,565	—

Advisory fees (Note 3)	73,238	520,509	1,275	4,197,974	5,282

Service fees (Note 2)	557	3,956	12	38,480	48

Professional fees (Note 2)	643	4,042	—	—	—
Total Liabilities	13,134,627	117,479,371	204,112	1,209,400,785	1,890,067
NET ASSETS	$153,512,313	$1,099,976,932	$3,155,823	$9,737,132,106	$12,846,243
NET ASSETS:

Paid-in capital	$219,707,466	$1,289,720,923	$3,696,531	$11,934,163,248	$19,572,149

Undistributed net investment income	559,159	7,079,390	25,729	84,187,911	167,716

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(78,214,477)	(252,213,886)	(267,777)	(1,369,715,060)	(2,555,958)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	11,460,165	55,390,505	(298,660)	(911,503,993)	(4,337,664)
NET ASSETS	$153,512,313	$1,099,976,932	$3,155,823	$9,737,132,106	$12,846,243
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,750,000	18,650,000	150,000	222,050,000	650,000
Net asset value per share	$55.82	$58.98	$21.04	$43.85	$19.76
[1] Includes market value of securities out on loan of:	$12,557,085	$113,130,909	$183,040	$1,054,641,846	$1,772,431

See Notes to Financial Statements.

174	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2016

	WisdomTree Japan Hedged Health Care Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan Hedged Tech, Media and Telecom Fund
ASSETS:

Investments, at cost	$20,239,658	$17,285,386	$148,767,643	$108,732,320	$2,612,239

Foreign currency, at cost	28,646	43,862	59,713	164,603	5,943
Investments in securities, at value[1] (Note 2)	20,307,383	16,113,357	161,933,611	107,792,607	2,583,586

Cash	5,226	211	17,484	20,611	540

Foreign currency, at value	28,731	44,053	59,847	165,259	5,968

Unrealized appreciation on forward foreign currency contracts	33,333	315	26,922	86,924	47

Receivables:

Dividends and interest	120,237	138,767	1,062,644	975,419	16,851

Foreign tax reclaims	—	10,891	454	9,237	—
Total Assets	20,494,910	16,307,594	163,100,962	109,050,057	2,606,992
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	90,569	49,810	488,559	313,701	7,403

Payables:

Investment of cash collateral for securities loaned (Note 2)	2,462,432	595,235	11,557,970	18,107,628	239,672

Advisory fees (Note 3)	7,605	5,690	60,648	44,582	953

Service fees (Note 2)	69	58	556	338	9
Total Liabilities	2,560,675	650,793	12,107,733	18,466,249	248,037
NET ASSETS	$17,934,235	$15,656,801	$150,993,229	$90,583,808	$2,358,955
NET ASSETS:

Paid-in capital	$20,170,711	$18,532,973	$144,727,410	$107,206,523	$2,649,186

Undistributed net investment income	94,245	101,479	1,139,515	969,444	12,959

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(2,342,137)	(1,758,306)	(7,586,786)	(16,433,673)	(267,329)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	11,416	(1,219,345)	12,713,090	(1,158,486)	(35,861)
NET ASSETS	$17,934,235	$15,656,801	$150,993,229	$90,583,808	$2,358,955
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	550,000	700,000	5,850,000	2,900,000	100,000
Net asset value per share	$32.61	$22.37	$25.81	$31.24	$23.59
[1] Includes market value of securities out on loan of:	$2,354,002	$600,464	$11,555,642	$17,587,909	$230,624

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	175

Statements of Assets and Liabilities (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

March 31, 2016

	WisdomTree Japan Quality Dividend Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Korea Hedged Equity Fund	WisdomTree United Kingdom Hedged Equity Fund
ASSETS:

Investments, at cost	$2,503,233	$461,931,386	$18,997,344	$32,623,059

Foreign currency, at cost	5,281	137,056	4,834	84,523
Investments in securities, at value[1] (Note 2)	2,330,358	486,642,248	19,444,854	27,745,046

Cash	294	270,892	7,091	9,235

Foreign currency, at value	5,300	137,252	4,922	84,849

Unrealized appreciation on forward foreign currency contracts	—	—	14,782	37,121

Receivables:

Investment securities sold	25,040	—	1,452,357	780,746

Dividends and interest	20,209	4,437,750	243,503	239,876

Foreign tax reclaims	384	144,475	—	177
Total Assets	2,381,585	491,632,617	21,167,509	28,897,050
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	2	—	1,533,043	943,443

Payables:

Investment of cash collateral for securities loaned (Note 2)	56,861	68,392,118	175,140	38,819

Investment securities purchased	27,556	—	—	—

Advisory fees (Note 3)	832	208,155	9,322	11,887

Service fees (Note 2)	9	1,580	71	109

Professional fees (Note 2)	—	—	—	693
Total Liabilities	85,260	68,601,853	1,717,576	994,951
NET ASSETS	$2,296,325	$423,030,764	$19,449,933	$27,902,099
NET ASSETS:

Paid-in capital	$2,481,551	$429,086,258	$21,119,264	$33,680,057

Undistributed (Distributions in excess of) net investment income	17,020	3,493,019	(17,796)	105,641

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(29,594)	(34,282,843)	(586,283)	(100,963)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(172,652)	24,734,330	(1,065,252)	(5,782,636)
NET ASSETS	$2,296,325	$423,030,764	$19,449,933	$27,902,099
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	7,650,000	900,000	1,200,000
Net asset value per share	$22.96	$55.30	$21.61	$23.25
[1] Includes market value of securities out on loan of:	$58,757	$68,662,149	$166,842	$36,208

See Notes to Financial Statements.

176	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year Ended March 31, 2016

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,442,210	$503,623,248	$6,449,161	$456,823	$29,519,431

Dividends from affiliates (Note 3)	—	—	—	—	93,645

Securities lending income (Note 2)	39,692	16,216,552	443,408	9,673	1,333,474
Total investment income	1,481,902	519,839,800	6,892,569	466,496	30,946,550
EXPENSES:

Advisory fees (Note 3)	206,536	108,535,454	1,309,783	99,611	5,660,782

Service fees (Note 2)	1,567	823,372	9,936	755	42,944

Professional fees (Note 2)	—	—	—	90	6,215
Total expenses	208,103	109,358,826	1,319,719	100,456	5,709,941
Expense waivers (Note 3)	—	—	—	—	(7,672)
Net expenses	208,103	109,358,826	1,319,719	100,456	5,702,269
Net investment income	1,273,799	410,480,974	5,572,850	366,040	25,244,281
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(4,011,011)	(939,785,902)	(9,157,971)	(1,301,322)	(39,507,165)

Investment transactions in affiliates (Note 3)	—	—	—	—	(118,636)

In-kind redemptions	1,450,567	(34,602,476)	1,869,260	—	4,244,382

In-kind redemptions in affiliates (Note 3)	—	—	—	—	195

Forward foreign currency contracts and foreign currency related transactions	(6,747)	218,946,572	(1,529,468)	(1,359)	(73,720)
Net realized loss	(2,567,191)	(755,441,806)	(8,818,179)	(1,302,681)	(35,454,944)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(1,935,489)	(1,655,094,587)	4,348,686	315,177	53,235,722

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	21,364	(1,203,107,082)	(12,690,960)	1,982	105,854
Net change in unrealized appreciation (depreciation)	(1,914,125)	(2,858,201,669)	(8,342,274)	317,159	53,341,576
Net realized and unrealized gain (loss) on investments	(4,481,316)	(3,613,643,475)	(17,160,453)	(985,522)	17,886,632
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,207,517)	$(3,203,162,501)	$(11,587,603)	$(619,482)	$43,130,913
[1] Net of foreign withholding tax of:	$13,707	$69,256,381	$912,685	$50,331	$2,807,678

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	177

Statements of Operations (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year or Period Ended March 31, 2016

	WisdomTree Germany Hedged Equity Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund[1]	WisdomTree Global ex- U.S. Hedged Real Estate Fund[2]	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund
INVESTMENT INCOME:

Dividends[3]	$7,780,296	$131,874	$31,065	$12,843,381	$25,268,053

Dividends from affiliates (Note 3)	—	—	—	106,875	173,384

Interest	—	1	—	—	—

Securities lending income (Note 2)	281,351	1,088	1,004	419,542	633,235
Total investment income	8,061,647	132,963	32,069	13,369,798	26,074,672
EXPENSES:

Advisory fees (Note 3)	1,452,851	21,408	5,778	1,695,519	3,168,653

Service fees (Note 2)	13,318	214	44	12,862	29,046

Professional fees (Note 2)	—	8	—	1,739	3,415
Total expenses	1,466,169	21,630	5,822	1,710,120	3,201,114
Expense waivers (Note 3)	—	—	(1,494)	(3,535)	(2,846)
Net expenses	1,466,169	21,630	4,328	1,706,585	3,198,268
Net investment income	6,595,478	111,333	27,741	11,663,213	22,876,404
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(15,031,600)	(365,598)	(3,824)	(9,706,835)	(3,168,116)

Investment transactions in affiliates (Note 3)	—	—	—	(233,452)	(152,482)

In-kind redemptions	(8,639,951)	(300,110)	—	(1,467,325)	6,526,706

In-kind redemptions in affiliates (Note 3)	—	—	—	6,183	(272)

Forward foreign currency contracts and foreign currency related transactions	(1,306,394)	159,550	35,543	(45,571)	(81,857)
Net realized gain (loss)	(24,977,945)	(506,158)	31,719	(11,447,000)	3,123,979
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(24,680,368)	(364,661)	(18,496)	(30,054,342)	(84,474,207)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(12,698,930)	(147,727)	(76,795)	58,652	91,494
Net change in unrealized appreciation (depreciation)	(37,379,298)	(512,388)	(95,291)	(29,995,690)	(84,382,713)
Net realized and unrealized loss on investments	(62,357,243)	(1,018,546)	(63,572)	(41,442,690)	(81,258,734)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,761,765)	$(907,213)	$(35,831)	$(29,779,477)	$(58,382,330)
[1] For the period June 4, 2015 (commencement of operations) through March 31, 2016.
[2] For the period October 29, 2015 (commencement of operations) through March 31, 2016.
[3] Net of foreign withholding tax of:	$1,187,140	$13,933	$3,248	$1,172,510	$1,902,176

See Notes to Financial Statements.

178	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year or Period Ended March 31, 2016

	WisdomTree International Hedged Equity Fund[1]	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International Hedged SmallCap Dividend Fund[2]	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[3]	$82,928	$16,480,599	$—	$13,860,973	$14,917,497

Dividends from affiliates (Note 3)	—	—	59,989	114,211	58,725

Securities lending income (Note 2)	838	251,247	1,679	411,307	310,188
Total investment income	83,766	16,731,846	61,668	14,386,491	15,286,410
EXPENSES:

Advisory fees (Note 3)	9,437	2,913,182	9,832	1,783,677	1,835,591

Service fees (Note 2)	120	22,100	75	13,531	16,825

Professional fees (Note 2)	12	1,700	—	1,833	2,126
Total expenses	9,569	2,936,982	9,907	1,799,041	1,854,542
Expense waivers (Note 3)	—	—	(9,832)	(1,413)	(2,015)
Net expenses	9,569	2,936,982	75	1,797,628	1,852,527
Net investment income	74,197	13,794,864	61,593	12,588,863	13,433,883
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(101,674)	(16,484,235)	—	(5,072,454)	(2,984,179)

Investment transactions in affiliates (Note 3)	—	—	(10,694)	(94,563)	(200,659)

In-kind redemptions	—	2,767,437	—	3,240,818	769,390

In-kind redemptions in affiliates (Note 3)	—	—	(82,473)	(845)	158

Forward foreign currency contracts and foreign currency related transactions	105,667	12,016,996	27,661	(48,412)	(65,574)
Net realized gain (loss)	3,993	(1,699,802)	(65,506)	(1,975,456)	(2,480,864)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(186,513)	2,369,108	(86,058)	(45,584,285)	(56,224,230)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(164,290)	(30,943,195)	(39,000)	49,311	60,376
Net change in unrealized appreciation (depreciation)	(350,803)	(28,574,087)	(125,058)	(45,534,974)	(56,163,854)
Net realized and unrealized loss on investments	(346,810)	(30,273,889)	(190,564)	(47,510,430)	(58,644,718)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(272,613)	$(16,479,025)	$(128,971)	$(34,921,567)	$(45,210,835)
[1] For the period July 9, 2015 (commencement of operations) through March 31, 2016.
[2] For the period June 4, 2015 (commencement of operations) through March 31, 2016.
[3] Net of foreign withholding tax of:	$6,345	$1,235,408	—	$1,006,261	$1,124,933

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	179

Statements of Operations (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year Ended March 31, 2016

	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged Financials Fund
INVESTMENT INCOME:

Dividends[1]	$5,177,492	$33,883,597	$59,620	$311,254,732	$430,609

Dividends from affiliates (Note 3)	11,577	39,092	—	—	—

Interest	—	—	—	146	—

Securities lending income (Note 2)	210,646	1,558,370	690	2,586,983	6,628
Total investment income	5,399,715	35,481,059	60,310	313,841,861	437,237
EXPENSES:

Advisory fees (Note 3)	897,286	6,039,734	12,855	75,240,202	108,539

Service fees (Note 2)	6,807	45,818	118	689,702	995

Professional fees (Note 2)	643	4,042	—	—	—
Total expenses	904,736	6,089,594	12,973	75,929,904	109,534
Expense waivers (Note 3)	(446)	(10,707)	(480)	—	(3,476)
Net expenses	904,290	6,078,887	12,493	75,929,904	106,058
Net investment income	4,495,425	29,402,172	47,817	237,911,957	331,179
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	3,333,082	(18,150,855)	(129,565)	(552,984,406)	(1,010,039)

Investment transactions in affiliates (Note 3)	(35,555)	212,179	—	—	—

In-kind redemptions	—	4,804,267	—	424,517,254	(2,014,956)

In-kind redemptions in affiliates (Note 3)	—	3,140	—	—	—

Capital gain distributions from affiliates (Note 3)	7,726	—	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(26,418)	(227,215)	(127,778)	(740,740,958)	(1,644,238)
Net realized gain (loss)	3,278,835	(13,358,484)	(257,343)	(869,208,110)	(4,669,233)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(11,304,986)	(1,202,433)	(278,717)	(1,970,056,076)	(4,424,517)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	20,041	141,820	(16,114)	(68,525,366)	(42,953)
Net change in unrealized appreciation (depreciation)	(11,284,945)	(1,060,613)	(294,831)	(2,038,581,442)	(4,467,470)
Net realized and unrealized loss on investments	(8,006,110)	(14,419,097)	(552,174)	(2,907,789,552)	(9,136,703)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,510,685)	$14,983,075	$(504,357)	$(2,669,877,595)	$(8,805,524)
[1] Net of foreign withholding tax of:	$424,651	$3,056,397	$6,615	$34,593,446	$47,846

See Notes to Financial Statements.

180	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year or Period Ended March 31, 2016

	WisdomTree Japan Hedged Health Care Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund[1]	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Japan Hedged Tech, Media and Telecom Fund
INVESTMENT INCOME:

Dividends[2]	$218,025	$394,214	$1,402,972	$2,916,958	$51,982

Securities lending income (Note 2)	6,646	2,381	22,685	209,243	3,179
Total investment income	224,671	396,595	1,425,657	3,126,201	55,161
EXPENSES:

Advisory fees (Note 3)	60,053	82,170	235,971	1,016,609	18,260

Service fees (Note 2)	551	753	2,164	7,712	167
Total expenses	60,604	82,923	238,135	1,024,321	18,427
Expense waivers (Note 3)	(782)	(8,559)	(5,442)	—	(763)
Net expenses	59,822	74,364	232,693	1,024,321	17,664
Net investment income	164,849	322,231	1,192,964	2,101,880	37,497
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(510,896)	(612,616)	(1,487,352)	(7,470,341)	(135,799)

In-kind redemptions	1,231,493	523,120	1,475,694	9,164,794	185,215

Forward foreign currency contracts and foreign currency related transactions	(1,871,785)	(1,218,578)	(5,975,188)	(9,982,388)	(107,240)

Payments by sub-advisor (Note 3)	—	—	—	888,000	—
Net realized loss	(1,151,188)	(1,308,074)	(5,986,846)	(7,399,935)	(57,824)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(214,559)	(1,172,029)	13,150,094	(5,036,047)	(360,913)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(57,315)	(47,316)	(577,513)	(686,773)	(21,907)
Net change in unrealized appreciation (depreciation)	(271,874)	(1,219,345)	12,572,581	(5,722,820)	(382,820)
Net realized and unrealized gain (loss) on investments	(1,423,062)	(2,527,419)	6,585,735	(13,122,755)	(440,644)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,258,213)	$(2,205,188)	$7,778,699	$(11,020,875)	$(403,147)
[1] For the period April 9, 2015 (commencement of operations) through March 31, 2016.
[2] Net of foreign withholding tax of:	$24,225	$48,202	$153,109	$322,978	$5,776

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	181

Statements of Operations (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Year or Period Ended March 31, 2016

	WisdomTree Japan Quality Dividend Growth Fund[1]	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Korea Hedged Equity Fund	WisdomTree United Kingdom Hedged Equity Fund
INVESTMENT INCOME:

Dividends[2]	$46,719	$7,265,083	$263,564	$1,637,741

Dividends from affiliates (Note 3)	—	24,504	—	—

Securities lending income (Note 2)	76	324,959	4,397	6,446
Total investment income	46,795	7,614,546	267,961	1,644,187
EXPENSES:

Advisory fees (Note 3)	9,458	1,975,700	127,925	159,731

Service fees (Note 2)	87	14,988	971	1,464

Professional fees (Note 2)	—	—	—	693
Total expenses	9,545	1,990,688	128,896	161,888
Expense waivers (Note 3)	(985)	(1,731)	—	—
Net expenses	8,560	1,988,957	128,896	161,888
Net investment income	38,235	5,625,589	139,065	1,482,299
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(29,471)	3,903,975	(2,542,347)	(2,338,133)

Investment transactions in affiliates (Note 3)	—	(328,884)	—	—

In-kind redemptions	—	10,935,697	—	338,540

Capital gain distributions from affiliates (Note 3)	—	101,506	—	—

Forward foreign currency contracts and foreign currency related transactions	144	(102,438)	2,272,953	2,987,638
Net realized gain (loss)	(29,327)	14,509,856	(269,394)	988,045
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(172,875)	(9,251,501)	702,677	(2,845,958)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	223	64,890	(1,629,373)	(1,919,673)
Net change in unrealized appreciation (depreciation)	(172,652)	(9,186,611)	(926,696)	(4,765,631)
Net realized and unrealized gain (loss) on investments	(201,979)	5,323,245	(1,196,090)	(3,777,586)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(163,744)	$10,948,834	$(1,057,025)	$(2,295,287)
[1] For the period May 28, 2015 (commencement of operations) through March 31, 2016.
[2] Net of foreign withholding tax of:	$6,697	$804,889	$46,541	$18,391

See Notes to Financial Statements.

182	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Australia Dividend Fund		WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Period March 4, 2015* through March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,273,799	$2,116,489	$410,480,974	$87,040,055	$5,572,850	$361,661

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(2,567,191)	2,073,246	(755,441,806)	862,968,028	(8,818,179)	19,017

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,914,125)	(8,829,312)	(2,858,201,669)	746,785,856	(8,342,274)	1,326,564
Net increase (decrease) in net assets resulting from operations	(3,207,517)	(4,639,577)	(3,203,162,501)	1,696,793,939	(11,587,603)	1,707,242
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(1,267,826)	(1,972,575)	(425,372,088)	(73,966,189)	(9,484,190)	—

Capital gains	—	—	(1,222,489,223)	(184,744,238)	(576,534)	—
Total dividends and distributions	(1,267,826)	(1,972,575)	(1,647,861,311)	(258,710,427)	(10,060,724)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	5,447,076	6,799,716,305	15,173,767,490	200,035,603	124,121,761

Cost of shares redeemed	(10,345,831)	(5,334,442)	(5,776,224,174)	(127,685,798)	(36,508,563)	—
Net increase (decrease) in net assets resulting from capital share transactions	(10,345,831)	112,634	1,023,492,131	15,046,081,692	163,527,040	124,121,761
Net Increase (Decrease) in Net Assets	(14,821,174)	(6,499,518)	(3,827,531,681)	16,484,165,204	141,878,713	125,829,003
NET ASSETS:

Beginning of period	$48,638,046	$55,137,564	$17,544,484,688	$1,060,319,484	$125,829,103	$100

End of period	$33,816,872	$48,638,046	$13,716,953,007	$17,544,484,688	$267,707,816	$125,829,103
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$126,595	$127,605	$24,118,619	$24,551,126	$(2,214,679)	$361,991
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,000	900,000	265,200,000	18,800,000	4,850,004	4

Shares created	—	100,000	104,900,000	248,650,000	7,900,000	4,850,000

Shares redeemed	(200,000)	(100,000)	(106,500,000)	(2,250,000)	(1,550,004)	—
Shares outstanding, end of period	700,000	900,000	263,600,000	265,200,000	11,200,000	4,850,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	183

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Germany Hedged Equity Fund
	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$366,040	$200,687	$25,244,281	$38,486,170	$6,595,478	$177,748

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,302,681)	(223,873)	(35,454,944)	2,038,267	(24,977,945)	3,974,938

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	317,159	(1,073,506)	53,341,576	(212,714,789)	(37,379,298)	7,691,136
Net increase (decrease) in net assets resulting from operations	(619,482)	(1,096,692)	43,130,913	(172,190,352)	(55,761,765)	11,843,822
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(346,859)	(174,792)	(26,876,423)	(37,998,494)	(8,172,182)	(178,439)

Capital gains	—	—	—	—	(6,396,889)	(1,063,257)
Total dividends and distributions	(346,859)	(174,792)	(26,876,423)	(37,998,494)	(14,569,071)	(1,241,696)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,229,470	20,859,822	329,434,397	885,658,937	131,626,801	271,770,808

Cost of shares redeemed	—	(7,997,856)	(73,628,506)	(1,268,466,721)	(152,610,531)	—
Net increase (decrease) in net assets resulting from capital share transactions	7,229,470	12,861,966	255,805,891	(382,807,784)	(20,983,730)	271,770,808
Net Increase (Decrease) in Net Assets	6,263,129	11,590,482	272,060,381	(592,996,630)	(91,314,566)	282,372,934
NET ASSETS:

Beginning of period	$11,590,582	$100	$853,874,400	$1,446,871,030	$291,815,788	$9,442,854

End of period	$17,853,711	$11,590,582	$1,125,934,781	$853,874,400	$200,501,222	$291,815,788
Undistributed net investment income included in net assets at end of period	$39,608	$21,498	$4,068,208	$4,634,978	$2,098,282	$45,782
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	500,000	4	15,350,000	23,250,000	9,300,000	350,000

Shares created	300,000	850,000	5,800,000	14,550,000	4,350,000	8,950,000

Shares redeemed	—	(350,004)	(1,400,000)	(22,450,000)	(5,800,000)	—
Shares outstanding, end of period	800,000	500,000	19,750,000	15,350,000	7,850,000	9,300,000
*	Commencement of operations.

See Notes to Financial Statements.

184	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Global ex-U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Hedged Real Estate Fund	WisdomTree International Dividend ex-Financials Fund
	For the Period June 4, 2015* through March 31, 2016	For the Period October 29, 2015* through March 31, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$111,333	$27,741	$11,663,213	$15,653,193

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(506,158)	31,719	(11,447,000)	24,818,165

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(512,388)	(95,291)	(29,995,690)	(73,124,349)
Net increase (decrease) in net assets resulting from operations	(907,213)	(35,831)	(29,779,477)	(32,652,991)
DIVIDENDS:
Net investment income	(88,558)	(15,424)	(11,777,974)	(15,437,232)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,701,882	2,488,057	22,357,782	70,209,452

Cost of shares redeemed	(4,407,683)	—	(74,399,815)	(47,582,200)
Net increase (decrease) in net assets resulting from capital share transactions	5,294,199	2,488,057	(52,042,033)	22,627,252
Net Increase (Decrease) in Net Assets	4,298,428	2,436,802	(93,599,484)	(25,462,971)
NET ASSETS:

Beginning of period	$100	$100	$324,082,520	$349,545,491

End of period	$4,298,528	$2,436,902	$230,483,036	$324,082,520
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(12,363)	$6,634	$661,692	$799,832
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4	7,400,000	7,100,000

Shares created	400,000	100,000	500,000	1,400,000

Shares redeemed	(200,004)	—	(1,900,000)	(1,100,000)
Shares outstanding, end of period	200,000	100,004	6,000,000	7,400,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	185

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International Equity Fund		WisdomTree International Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period July 9, 2015* through March 31, 2016	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$22,876,404	$21,501,935	$74,197	$13,794,864	$1,015,552

Net realized gain (loss) on investments and forward foreign currency contracts and foreign currency related transactions	3,123,979	(3,579,736)	3,993	(1,699,802)	1,861,841

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies	(84,382,713)	(27,203,920)	(350,803)	(28,574,087)	4,313,868
Net increase (decrease) in net assets resulting from operations	(58,382,330)	(9,281,721)	(272,613)	(16,479,025)	7,191,261
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(22,674,788)	(20,650,247)	(34,502)	(9,084,135)	(341,603)

Capital gains	—	—	—	(5,684,499)	(453,216)
Total dividends and distributions	(22,674,788)	(20,650,247)	(34,502)	(14,768,634)	(794,819)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	88,509,931	106,576,595	4,918,658	645,025,011	200,056,027

Cost of shares redeemed	(31,353,466)	—	(99)	(88,179,888)	(102)
Net increase in net assets resulting from capital share transactions	57,156,465	106,576,595	4,918,559	556,845,123	200,055,925
Net Increase (Decrease) in Net Assets	(23,900,653)	76,644,627	4,611,444	525,597,464	206,452,367
NET ASSETS:

Beginning of period	$645,832,285	$569,187,658	$100	$206,452,467	$100

End of period	$621,931,632	$645,832,285	$4,611,544	$732,049,931	$206,452,467
Undistributed net investment income included in net assets at end of period	$2,250,019	$2,127,485	$11,811	$2,804,720	$447,698
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	12,500,000	10,450,000	4	7,650,000	4

Shares created	1,700,000	2,050,000	200,000	24,300,000	7,650,000

Shares redeemed	(650,000)	—	(4)	(3,500,000)	(4)
Shares outstanding, end of period	13,550,000	12,500,000	200,000	28,450,000	7,650,000
*	Commencement of operations.

See Notes to Financial Statements.

186	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International Hedged SmallCap Dividend Fund	WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund
	For the Period June 4, 2015* through March 31, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$61,593	$12,588,863	$13,809,485	$13,433,883	$12,677,361

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(65,506)	(1,975,456)	419,457	(2,480,864)	(2,025,000)

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(125,058)	(45,534,974)	(33,653,687)	(56,163,854)	(20,391,028)
Net increase (decrease) in net assets resulting from operations	(128,971)	(34,921,567)	(19,424,745)	(45,210,835)	(9,738,667)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(46,268)	(12,735,562)	(13,241,538)	(13,065,991)	(12,260,118)

Capital gains	(9,658)	—	—	—	—
Total dividends and distributions	(55,926)	(12,735,562)	(13,241,538)	(13,065,991)	(12,260,118)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,608,925	15,673,504	65,533,642	72,019,236	61,995,325

Cost of shares redeemed	(2,293,350)	(48,169,750)	—	(2,402,150)	—
Net increase (decrease) in net assets resulting from capital share transactions	1,315,575	(32,496,246)	65,533,642	69,617,086	61,995,325
Net Increase (Decrease) in Net Assets	1,130,678	(80,153,375)	32,867,359	11,340,260	39,996,540
NET ASSETS:

Beginning of period	$100	$337,620,071	$304,752,712	$355,273,026	$315,276,486

End of period	$1,130,778	$257,466,696	$337,620,071	$366,613,286	$355,273,026
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(10,534)	$798,833	$1,043,346	$1,253,392	$945,301
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	7,800,000	6,400,000	7,300,000	6,100,000

Shares created	150,000	350,000	1,400,000	1,450,000	1,200,000

Shares redeemed	(100,004)	(1,300,000)	—	(50,000)	—
Shares outstanding, end of period	50,000	6,850,000	7,800,000	8,700,000	7,300,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	187

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International MidCap Dividend Fund		WisdomTree International SmallCap Dividend Fund		WisdomTree Japan Hedged Capital Goods Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,495,425	$4,474,571	$29,402,172	$29,220,559	$47,817	$31,938

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	3,278,835	5,935,280	(13,358,484)	39,724,242	(257,343)	435,751

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(11,284,945)	(10,092,610)	(1,060,613)	(130,956,257)	(294,831)	(3,829)
Net increase (decrease) in net assets resulting from operations	(3,510,685)	317,241	14,983,075	(62,011,456)	(504,357)	463,860
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(4,425,194)	(4,298,234)	(28,273,035)	(28,286,347)	(36,226)	(17,112)

Capital gains	—	—	—	—	(80,794)	(144,392)
Total dividends and distributions	(4,425,194)	(4,298,234)	(28,273,035)	(28,286,347)	(117,020)	(161,504)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,034,375	29,317,147	221,656,200	309,891,793	1,000,497	5,180,742

Cost of shares redeemed	—	(11,004,207)	(26,166,852)	(225,813,659)	—	(2,706,495)
Net increase in net assets resulting from capital share transactions	6,034,375	18,312,940	195,489,348	84,078,134	1,000,497	2,474,247
Net Increase (Decrease) in Net Assets	(1,901,504)	14,331,947	182,199,388	(6,219,669)	379,120	2,776,603
NET ASSETS:

Beginning of period	$155,413,817	$141,081,870	$917,777,544	$923,997,213	$2,776,703	$100

End of period	$153,512,313	$155,413,817	$1,099,976,932	$917,777,544	$3,155,823	$2,776,703
Undistributed net investment income included in net assets at end of period	$559,159	$539,941	$7,709,390	$6,109,280	$25,729	$19,455
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,650,000	2,350,000	15,500,000	14,250,000	100,000	4

Shares created	100,000	500,000	3,600,000	4,800,000	50,000	200,000

Shares redeemed	—	(200,000)	(450,000)	(3,550,000)	—	(100,004)
Shares outstanding, end of period	2,750,000	2,650,000	18,650,000	15,500,000	150,000	100,000
*	Commencement of operations.

See Notes to Financial Statements.

188	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged Financials Fund		WisdomTree Japan Hedged Health Care Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$237,911,957	$207,629,618	$331,179	$103,633	$164,849	$24,339

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(869,208,110)	1,728,402,048	(4,669,233)	995,871	(1,151,188)	385,027

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,038,581,442)	1,094,343,830	(4,467,470)	129,806	(271,874)	283,290
Net increase (decrease) in net assets resulting from operations	(2,669,877,595)	3,030,375,496	(8,805,524)	1,229,310	(1,258,213)	692,656
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(230,973,038)	(207,539,167)	(142,770)	(43,420)	(72,516)	(6,684)

Capital gains	(664,378,176)	(1,104,073,317)	(43,093)	(641,620)	(85,560)	(194,150)
Total dividends and distributions	(895,351,214)	(1,311,612,484)	(185,863)	(685,040)	(158,076)	(200,834)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,667,346,807	5,763,303,856	28,772,026	10,088,110	29,116,174	4,026,460

Cost of shares redeemed	(6,171,836,073)	(3,117,040,421)	(14,820,936)	(2,745,940)	(12,866,365)	(1,417,667)
Net increase (decrease) in net assets resulting from capital share transactions	(2,504,489,266)	2,646,263,435	13,951,090	7,342,170	16,249,809	2,608,793
Net Increase (Decrease) in Net Assets	(6,069,718,075)	4,365,026,447	4,959,703	7,886,440	14,833,520	3,100,615
NET ASSETS:

Beginning of period	$15,806,850,181	$11,441,823,734	$7,886,540	$100	$3,100,715	$100

End of period	$9,737,132,106	$15,806,850,181	$12,846,243	$7,886,540	$17,934,235	$3,100,715
Undistributed net investment income included in net assets at end of period	$84,187,911	$111,129,937	$167,716	$60,576	$94,245	$15,669
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	287,250,000	240,900,000	300,000	4	100,000	4

Shares created	64,500,000	110,000,000	1,000,000	400,000	850,000	150,000

Shares redeemed	(129,700,000)	(63,650,000)	(650,000)	(100,004)	(400,000)	(50,004)
Shares outstanding, end of period	222,050,000	287,250,000	650,000	300,000	550,000	100,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	189

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund		WisdomTree Japan Hedged SmallCap Equity Fund
	For the Period April 9, 2015* through March 31, 2016	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$322,231	$1,192,964	$331,326	$2,101,880	$1,337,825

Net realized gain (loss) on investments, forward foreign currency contracts, foreign currency related transactions and payments by sub-advisor	(1,308,074)	(5,986,846)	3,171,447	(7,399,935)	14,309,386

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,219,345)	12,572,581	140,509	(5,722,820)	4,954,193
Net increase (decrease) in net assets resulting from operations	(2,205,188)	7,778,699	3,643,282	(11,020,875)	20,601,404
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(167,600)	(531,873)	(236,203)	(1,876,401)	(1,189,252)

Capital gains	—	(1,039,401)	(1,864,720)	(4,667,763)	(6,902,460)
Total dividends and distributions	(167,600)	(1,571,274)	(2,100,923)	(6,544,164)	(8,091,712)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	30,625,387	136,185,687	35,926,393	117,861,175	51,771,606

Cost of shares redeemed	(12,595,898)	(23,379,300)	(5,489,435)	(127,474,420)	(22,132,969)
Net increase (decrease) in net assets resulting from capital share transactions	18,029,489	112,806,387	30,436,958	(9,613,245)	29,638,637
Net Increase (Decrease) in Net Assets	15,656,701	119,013,812	31,979,317	(27,178,284)	42,148,329
NET ASSETS:

Beginning of period	$100	$31,979,417	$100	$117,762,092	$75,613,763

End of period	$15,656,801	$150,993,229	$31,979,417	$90,583,808	$117,762,092
Undistributed net investment income included in net assets at end of period	$101,479	$1,139,515	$191,039	$969,444	$843,781
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	1,150,000	4	3,500,000	2,600,000

Shares created	1,200,000	5,600,000	1,350,000	3,400,000	1,600,000

Shares redeemed	(500,004)	(900,000)	(200,004)	(4,000,000)	(700,000)
Shares outstanding, end of period	700,000	5,850,000	1,150,000	2,900,000	3,500,000
*	Commencement of operations.

See Notes to Financial Statements.

190	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Tech, Media and Telecom Fund		WisdomTree Japan Quality Dividend Growth Fund	WisdomTree Japan SmallCap Dividend Fund
	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015	For the Period May 28, 2015* through March 31, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$37,497	$38,008	$38,235	$5,625,589	$4,037,659

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(57,824)	585,963	(29,327)	14,509,856	5,093,710

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(382,820)	346,959	(172,652)	(9,186,611)	14,593,693
Net increase (decrease) in net assets resulting from operations	(403,147)	970,930	(163,744)	10,948,834	23,725,062
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(93,992)	(7,800)	(21,482)	(4,387,792)	(4,434,720)

Capital gains	(168,013)	(314,270)	—	—	—
Total dividends and distributions	(262,005)	(322,070)	(21,482)	(4,387,792)	(4,434,720)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	5,131,256	2,481,545	190,910,353	23,851,555

Cost of shares redeemed	(1,407,639)	(1,348,470)	(94)	(61,091,211)	(40,597,337)
Net increase (decrease) in net assets resulting from capital share transactions	(1,407,639)	3,782,786	2,481,451	129,819,142	(16,745,782)
Net Increase (Decrease) in Net Assets	(2,072,791)	4,431,646	2,296,225	136,380,184	2,544,560
NET ASSETS:

Beginning of period	$4,431,746	$100	$100	$286,650,580	$284,106,020

End of period	$2,358,955	$4,431,746	$2,296,325	$423,030,764	$286,650,580
Undistributed net investment income included in net assets at end of period	$12,959	$75,567	$17,020	$3,493,019	$2,130,343
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	150,000	4	4	5,300,000	5,650,000

Shares created	—	200,000	100,000	3,500,000	450,000

Shares redeemed	(50,000)	(50,004)	(4)	(1,150,000)	(800,000)
Shares outstanding, end of period	100,000	150,000	100,000	7,650,000	5,300,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	191

Statements of Changes in Net Assets (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Korea Hedged Equity Fund		WisdomTree United Kingdom Hedged Equity Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$139,065	$71,374	$1,482,299	$825,310

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(269,394)	(277,371)	988,045	2,035,518

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(926,696)	(164,333)	(4,765,631)	(1,860,531)
Net increase (decrease) in net assets resulting from operations	(1,057,025)	(370,330)	(2,295,287)	1,000,297
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(52,830)	(84,857)	(1,234,508)	(756,787)

Capital gains	—	—	(435,498)	—
Total dividends and distributions	(52,830)	(84,857)	(1,670,006)	(756,787)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,197,915	11,774,183	11,464,154	17,699,217

Cost of shares redeemed	(12,108,242)	—	(8,003,902)	(6,125,906)
Net increase in net assets resulting from capital share transactions	1,089,673	11,774,183	3,460,252	11,573,311
Net Increase (Decrease) in Net Assets	(20,182)	11,318,996	(505,041)	11,816,821
NET ASSETS:

Beginning of year	$19,470,115	$8,151,119	$28,407,140	$16,590,319

End of year	$19,449,933	$19,470,115	$27,902,099	$28,407,140
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(17,796)	$3,082	$105,641	$119,088
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	900,000	350,000	1,100,000	650,000

Shares created	600,000	550,000	450,000	700,000

Shares redeemed	(600,000)	—	(350,000)	(250,000)
Shares outstanding, end of year	900,000	900,000	1,200,000	1,100,000

See Notes to Financial Statements.

192	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]
Net asset value, beginning of period	$54.04	$61.26	$64.33	$55.87	$61.64
Investment operations:
Net investment income[2]	1.71	2.37	2.32	2.60	2.87
Net realized and unrealized gain (loss)	(5.70)	(7.40)	(2.81)	8.44	(5.48)
Total from investment operations	(3.99)	(5.03)	(0.49)	11.04	(2.61)
Dividends to shareholders:
Net investment income	(1.74)	(2.19)	(2.58)	(2.58)	(3.16)
Net asset value, end of period	$48.31	$54.04	$61.26	$64.33	$55.87

TOTAL RETURN[3]	(7.17)%	(8.30)%	(0.59)%	20.49%	(3.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$33,817	$48,638	$55,138	$77,193	$61,456
Ratios to average net assets of:
Expenses	0.58%	0.59%[4]	0.58%[5]	0.58%[5]	0.58%[6,7]
Net investment income	3.58%	4.09%	3.86%[5]	4.71%[5]	5.18%[6]
Portfolio turnover rate[8]	41%	26%	27%	31%	68%

WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013[9]	For the Year Ended March 31, 2012
Net asset value, beginning of period	$66.16	$56.40	$49.86	$43.93	$47.61
Investment operations:
Net investment income[2]	1.29	1.14	1.31	0.89	1.73
Net realized and unrealized gain (loss)	(10.26)	11.83	6.35	5.96	(3.84)
Total from investment operations	(8.97)	12.97	7.66	6.85	(2.11)
Dividends and distributions to shareholders:
Net investment income	(1.35)	(1.19)	(1.12)	(0.92)	(1.57)
Capital gains	(3.80)	(2.02)	—	—	—
Total dividends and distributions to shareholders	(5.15)	(3.21)	(1.12)	(0.92)	(1.57)
Net asset value, end of period	$52.04	$66.16	$56.40	$49.86	$43.93

TOTAL RETURN[3]	(13.85)%	24.02%	15.73%	16.06%	(4.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,716,953	$17,544,485	$1,060,319	$164,527	$21,963
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%	0.59%[4]	0.58%[5]	0.58%[5,6]	0.58%[6]
Expenses, prior to expense waivers	0.58%	0.59%[4]	0.58%[5]	0.73%[5,6]	1.25%[6]
Net investment income	2.19%	1.91%	2.43%[5]	2.01%[5,6]	3.99%[6]
Portfolio turnover rate[8]	29%	12%	28%	43%	42%
[1]

The information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[9]

The information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	193

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged SmallCap Equity Fund	For the Year Ended March 31, 2016	For the Period March 4, 2015* through March 31, 2015
Net asset value, beginning of period	$25.94	$24.87
Investment operations:
Net investment income[1]	0.61	0.13
Net realized and unrealized gain (loss)	(1.57)	0.94
Total from investment operations	(0.96)	1.07
Dividends and distributions to shareholders:
Net investment income	(1.02)	—
Capital gains	(0.06)	—
Total dividends and distributions to shareholders	(1.08)	—
Net asset value, end of period	$23.90	$25.94

TOTAL RETURN[2]	(3.79)%	4.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$267,708	$125,829
Ratios to average net assets of:
Expenses	0.58%	0.58%[3]
Net investment income	2.47%	6.87%[3]
Portfolio turnover rate[4]	39%	1%

WisdomTree Europe Quality Dividend Growth Fund	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$23.18	$25.10
Investment operations:
Net investment income[1]	0.48	0.37
Net realized and unrealized loss	(0.89)	(1.96)
Total from investment operations	(0.41)	(1.59)
Dividends to shareholders:
Net investment income	(0.45)	(0.33)
Net asset value, end of period	$22.32	$23.18

TOTAL RETURN[2]	(1.83)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,854	$11,591
Ratios to average net assets of:
Expenses	0.58%[5]	0.58%[3]
Net investment income	2.13%	1.75%[3]
Portfolio turnover rate[4]	54%	21%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

194	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$55.63	$62.23	$41.98	$38.22	$44.44
Investment operations:
Net investment income[1]	1.45	1.94	0.73	1.32	1.44
Net realized and unrealized gain (loss)	1.49	(7.03)	20.90	3.82	(5.74)
Total from investment operations	2.94	(5.09)	21.63	5.14	(4.30)
Dividends to shareholders:
Net investment income	(1.56)	(1.51)	(1.38)	(1.38)	(1.92)
Net asset value, end of period	$57.01	$55.63	$62.23	$41.98	$38.22

TOTAL RETURN[2]	5.25%	(8.26)%	53.06%	14.33%	(9.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,125,935	$853,874	$1,446,871	$60,874	$28,668
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.59%[5]	0.58%[6]	0.58%[6]	0.58%
Expenses, prior to expense waivers	0.59%[4]	0.59%[5]	0.58%[6]	0.58%[6]	0.58%
Net investment income	2.59%	3.40%	1.29%[6]	3.52%[6]	3.79%
Portfolio turnover rate[7]	50%	42%	24%	48%	58%

WisdomTree Germany Hedged Equity Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period October 17, 2013* through March 31, 2014
Net asset value, beginning of period	$31.38	$26.98	$25.01
Investment operations:
Net investment income (loss)[1]	0.60	0.16	(0.00)[8]
Net realized and unrealized gain (loss)	(5.05)	5.90	1.97
Total from investment operations	(4.45)	6.06	1.97
Dividends and distributions to shareholders:
Net investment income	(0.73)	(0.41)	—
Capital gains	(0.66)	(1.25)	—
Total dividends and distributions to shareholders	(1.39)	(1.66)	—
Net asset value, end of period	$25.54	$31.38	$26.98

TOTAL RETURN[2]	(14.44)%	23.70%	7.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$200,501	$291,816	$9,443
Ratios to average net assets of:
Expenses	0.48%	0.49%[9]	0.48%[6]
Net investment income (loss)	2.18%	0.55%	(0.00)%[6,10]
Portfolio turnover rate[7]	38%	11%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]

Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	Amount represents less than $0.005.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[10]	Amount represents less than 0.005%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	195

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Hedged Dividend Fund	For the Period June 4, 2015* through March 31, 2016
Net asset value, beginning of period	$24.76
Investment operations:
Net investment income[1]	0.42
Net realized and unrealized loss	(3.39)
Total from investment operations	(2.97)
Dividends to shareholders:
Net investment income	(0.30)
Net asset value, end of period	$21.49

TOTAL RETURN[2]	(12.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,299
Ratios to average net assets of:
Expenses	0.44%[3,4]
Net investment income	2.29%[3]
Portfolio turnover rate[5]	61%

WisdomTree Global ex-U.S. Hedged Real Estate Fund	For the Period October 29, 2015* through March 31, 2016
Net asset value, beginning of period	$24.79
Investment operations:
Net investment income[1]	0.28
Net realized and unrealized loss	(0.55)
Total from investment operations	(0.27)
Dividends to shareholders:
Net investment income	(0.15)
Net asset value, end of period	$24.37

TOTAL RETURN[2]	(1.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,437
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.58%[3]
Net investment income	2.78%[3]
Portfolio turnover rate[5]	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global ex-U.S. Hedged Real Estate Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

196	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$43.79	$49.23	$42.13	$41.64	$46.85
Investment operations:
Net investment income[1]	1.64	2.00	2.06	1.82	1.74
Net realized and unrealized gain (loss)	(5.41)	(5.53)	7.11	0.45	(5.11)
Total from investment operations	(3.77)	(3.53)	9.17	2.27	(3.37)
Dividends to shareholders:
Net investment income	(1.61)	(1.91)	(2.07)	(1.78)	(1.84)
Net asset value, end of period	$38.41	$43.79	$49.23	$42.13	$41.64

TOTAL RETURN[2]	(8.83)%	(7.41)%	22.58%	5.98%	(7.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$230,483	$324,083	$349,545	$349,681	$355,992
Ratios to average net assets[3] of:
Expenses[8]	0.58%[4]	0.59%[5]	0.58%[6]	0.58%[6]	0.58%
Net investment income	3.99%	4.23%	4.54%[6]	4.58%[6]	4.20%
Portfolio turnover rate[7]	40%	44%	36%	50%	28%

WisdomTree International Equity Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$51.67	$54.47	$47.77	$44.53	$49.51
Investment operations:
Net investment income[1]	1.68	1.92	2.27	1.63	1.90
Net realized and unrealized gain (loss)	(5.79)	(2.86)	6.72	3.22	(4.99)
Total from investment operations	(4.11)	(0.94)	8.99	4.85	(3.09)
Dividends to shareholders:
Net investment income	(1.66)	(1.86)	(2.29)	(1.61)	(1.89)
Net asset value, end of period	$45.90	$51.67	$54.47	$47.77	$44.53

TOTAL RETURN[2]	(8.15)%	(1.83)%	19.43%	11.42%	(6.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$621,932	$645,832	$569,188	$458,607	$385,202
Ratios to average net assets[3] of:
Expenses[8]	0.48%[4]	0.49%[9]	0.48%[6]	0.48%[6]	0.48%
Net investment income	3.47%	3.63%	4.41%[6]	3.75%[6]	4.22%
Portfolio turnover rate[7]	13%	19%	21%	20%	27%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	197

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the Period July 9, 2015* through March 31, 2016
Net asset value, beginning of period	$25.02
Investment operations:
Net investment income[1]	0.47
Net realized and unrealized loss	(2.26)
Total from investment operations	(1.79)
Dividends to shareholders:
Net investment income	(0.17)
Net asset value, end of period	$23.06

TOTAL RETURN[2]	(7.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,612
Ratios to average net assets of:
Expenses	0.35%[3,4]
Net investment income	2.75%[3]
Portfolio turnover rate[5]	12%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$26.99	$24.90
Investment operations:
Net investment income[1]	0.71	0.90
Net realized and unrealized gain (loss)	(1.17)	2.18
Total from investment operations	(0.46)	3.08
Dividends and distributions to shareholders:
Net investment income	(0.55)	(0.23)
Capital gains	(0.25)	(0.76)
Total dividends and distributions to shareholders	(0.80)	(0.99)
Net asset value, end of period	$25.73	$26.99

TOTAL RETURN[2]	(1.73)%	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$732,050	$206,452
Ratios to average net assets of:
Expenses	0.58%[4]	0.58%[3]
Net investment income	2.75%	3.89%[3]
Portfolio turnover rate[5]	48%	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

198	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged SmallCap Dividend Fund	For the Period June 4, 2015* through March 31, 2016
Net asset value, beginning of period	$24.72
Investment operations:
Net investment income[1]	0.69
Net realized and unrealized loss	(2.09)
Total from investment operations	(1.40)
Dividends and distributions to shareholders:
Net investment income	(0.51)
Capital gains	(0.19)
Total dividends and distributions to shareholders	(0.70)
Net asset value, end of period	$22.62

TOTAL RETURN[2]	(5.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,131
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.00%[4,5]
Expenses, prior to expense waivers	0.58%[5]
Net investment income	3.63%[5]
Portfolio turnover rate[6]	7%

WisdomTree International High Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$43.28	$47.62	$41.39	$38.64	$43.82
Investment operations:
Net investment income[1]	1.65	1.94	2.57	1.74	1.90
Net realized and unrealized gain (loss)	(5.70)	(4.41)	6.14	2.70	(5.17)
Total from investment operations	(4.05)	(2.47)	8.71	4.44	(3.27)
Dividends to shareholders:
Net investment income	(1.64)	(1.87)	(2.48)	(1.69)	(1.91)
Net asset value, end of period	$37.59	$43.28	$47.62	$41.39	$38.64

TOTAL RETURN[2]	(9.60)%	(5.41)%	21.82%	12.08%	(7.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$257,467	$337,620	$304,753	$209,010	$175,809
Ratios to average net assets[3] of:
Expenses[9]	0.58%[7]	0.59%[8]	0.58%[5]	0.58%[5]	0.58%
Net investment income	4.09%	4.24%	5.71%[5]	4.58%[5]	4.84%
Portfolio turnover rate[6]	21%	20%	26%	31%	32%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Amount represents less than 0.005%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	199

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$48.67	$51.68	$45.77	$42.89	$47.68
Investment operations:
Net investment income[1]	1.59	1.88	2.35	1.59	1.86
Net realized and unrealized gain (loss)	(6.58)	(3.09)	5.79	2.84	(4.75)
Total from investment operations	(4.99)	(1.21)	8.14	4.43	(2.89)
Dividends to shareholders:
Net investment income	(1.54)	(1.80)	(2.23)	(1.55)	(1.90)
Net asset value, end of period	$42.14	$48.67	$51.68	$45.77	$42.89

TOTAL RETURN[2]	(10.49)%	(2.47)%	18.35%	10.80%	(6.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$366,613	$355,273	$315,276	$210,541	$167,253
Ratios to average net assets[3] of:
Expenses[8]	0.48%[4]	0.49%[5]	0.48%[6]	0.48%[6]	0.48%
Net investment income	3.51%	3.72%	4.77%[6]	3.77%[6]	4.34%
Portfolio turnover rate[7]	19%	12%	15%	19%	23%

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$58.65	$60.03	$51.77	$48.10	$53.80
Investment operations:
Net investment income[1]	1.64	1.81	1.83	1.51	1.79
Net realized and unrealized gain (loss)	(2.85)	(1.45)	8.31	3.68	(5.69)
Total from investment operations	(1.21)	0.36	10.14	5.19	(3.90)
Dividends to shareholders:
Net investment income	(1.62)	(1.74)	(1.88)	(1.52)	(1.80)
Net asset value, end of period	$55.82	$58.65	$60.03	$51.77	$48.10

TOTAL RETURN[2]	(2.12)%	0.57%	20.22%	11.32%	(7.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$153,512	$155,414	$141,082	$119,069	$105,823
Ratios to average net assets[3] of:
Expenses[8]	0.58%[4]	0.59%[9]	0.58%[6]	0.58%[6]	0.58%
Net investment income	2.91%	3.09%	3.27%[6]	3.23%[6]	3.69%
Portfolio turnover rate[7]	24%	29%	22%	38%	47%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

200	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$59.21	$64.84	$55.38	$49.33	$53.15
Investment operations:
Net investment income[1]	1.64	1.91	1.91	1.82	1.77
Net realized and unrealized gain (loss)	(0.31)	(5.67)	9.97	6.09	(3.66)
Total from investment operations	1.33	(3.76)	11.88	7.91	(1.89)
Dividends to shareholders:
Net investment income	(1.56)	(1.87)	(2.42)	(1.86)	(1.93)
Net asset value, end of period	$58.98	$59.21	$64.84	$55.38	$49.33

TOTAL RETURN[2]	2.26%	(5.87)%	22.26%	16.78%	(3.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,099,977	$917,778	$923,997	$562,133	$424,264
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.59%[6]	0.58%[7]	0.58%[7]	0.58%
Net investment income	2.82%	3.16%	3.20%[7]	3.76%[7]	3.65%
Portfolio turnover rate[8]	48%	25%	42%	56%	52%

WisdomTree Japan Hedged Capital Goods Fund	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$27.77	$24.11
Investment operations:
Net investment income[1]	0.45	0.38
Net realized and unrealized gain (loss)	(6.01)	6.51
Total from investment operations	(5.56)	6.89
Dividends and distributions to shareholders:
Net investment income	(0.36)	(0.34)
Capital gains	(0.81)	(2.89)
Total dividends and distributions to shareholders	(1.17)	(3.23)
Net asset value, end of period	$21.04	$27.77

TOTAL RETURN[2]	(20.72)%	29.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,156	$2,777
Ratios to average net assets of:
Expenses, net of expense waivers	0.47%[9]	0.43%[7]
Expenses, prior to expense waivers	0.48%	0.48%[7]
Net investment income	1.79%	1.47%[7]
Portfolio turnover rate[8]	13%	35%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[9]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	201

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$55.03	$47.50	$42.95	$36.66	$36.94
Investment operations:
Net investment income[1]	0.80	0.91	0.88	1.54	0.81
Net realized and unrealized gain (loss)	(9.00)	12.34	4.91	5.30	(0.34)
Total from investment operations	(8.20)	13.25	5.79	6.84	0.47
Dividends and distributions to shareholders:
Net investment income	(0.76)	(0.94)	(0.62)	(0.55)	(0.75)
Capital gains	(2.22)	(4.78)	(0.62)	—	—
Total dividends and distributions to shareholders	(2.98)	(5.72)	(1.24)	(0.55)	(0.75)
Net asset value, end of period	$43.85	$55.03	$47.50	$42.95	$36.66

TOTAL RETURN[2]	(15.64)%	29.30%	13.48%	19.12%	1.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,737,132	$15,806,850	$11,441,824	$5,632,633	$606,707
Ratios to average net assets of:
Expenses	0.48%	0.49%[3]	0.48%[4]	0.48%[4]	0.48%
Net investment income	1.52%	1.81%	1.84%[4]	4.22%[4]	2.41%
Portfolio turnover rate[5]	27%	31%	24%	36%	41%

WisdomTree Japan Hedged Financials Fund	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$26.29	$23.83
Investment operations:
Net investment income[1]	0.39	0.45
Net realized and unrealized gain (loss)	(6.72)	5.44
Total from investment operations	(6.33)	5.89
Dividends and distributions to shareholders:
Net investment income	(0.15)	(0.22)
Capital gains	(0.05)	(3.21)
Total dividends and distributions to shareholders	(0.20)	(3.43)
Net asset value, end of period	$19.76	$26.29

TOTAL RETURN[2]	(24.30)%	25.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,846	$7,887
Ratios to average net assets of:
Expenses, net of expense waivers	0.47%[6]	0.43%[4]
Expenses, prior to expense waivers	0.48%	0.48%[4]
Net investment income	1.46%	1.80%[4]
Portfolio turnover rate[5]	21%	29%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan Hedged Financials Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

202	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Health Care Fund	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$31.01	$24.20
Investment operations:
Net investment income[1]	0.43	0.32
Net realized and unrealized gain	1.49	10.50
Total from investment operations	1.92	10.82
Dividends and distributions to shareholders:
Net investment income	(0.18)	(0.13)
Capital gains	(0.14)	(3.88)
Total dividends and distributions to shareholders	(0.32)	(4.01)
Net asset value, end of period	$32.61	$31.01

TOTAL RETURN[2]	6.16%	48.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,934	$3,101
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[5]	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%[3]
Net investment income	1.32%	1.24%[3]
Portfolio turnover rate[4]	25%	29%

WisdomTree Japan Hedged Quality Dividend Growth Fund	For the Period April 9, 2015* through March 31, 2016
Net asset value, beginning of period	$25.59
Investment operations:
Net investment income[1]	0.45
Net realized and unrealized loss	(3.43)
Total from investment operations	(2.98)
Dividends to shareholders:
Net investment income	(0.24)
Net asset value, end of period	$22.37

TOTAL RETURN[2]	(11.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,657
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	1.88%[3]
Portfolio turnover rate[4]	40%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	203

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Real Estate Fund	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$27.81	$24.32
Investment operations:
Net investment income[1]	0.63	0.42
Net realized and unrealized gain (loss)	(1.21)	4.98
Total from investment operations	(0.58)	5.40
Dividends and distributions to shareholders:
Net investment income	(0.48)	(0.21)
Capital gains	(0.94)	(1.70)
Total dividends and distributions to shareholders	(1.42)	(1.91)
Net asset value, end of period	$25.81	$27.81

TOTAL RETURN[2]	(2.21)%	22.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$150,993	$31,979
Ratios to average net assets of:
Expenses, net of expense waivers	0.47%[7]	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%[3]
Net investment income	2.43%	1.59%[3]
Portfolio turnover rate[4]	14%	20%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$33.65	$29.08	$26.17
Investment operations:
Net investment income[1]	0.41	0.47	0.59
Net realized and unrealized gain (loss)	(1.59)	6.74	2.38
Total from investment operations	(1.18)	7.21	2.97
Dividends and distributions to shareholders:
Net investment income	(0.35)	(0.41)	(0.06)
Capital gains	(0.88)	(2.23)	—
Total dividends and distributions to shareholders	(1.23)	(2.64)	(0.06)
Net asset value, end of period	$31.24	$33.65	$29.08

TOTAL RETURN[2]	(3.83)%[5]	25.86%	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$90,584	$117,762	$75,614
Ratios to average net assets of:
Expenses	0.58%	0.59%[6]	0.58%[3]
Net investment income	1.20%	1.52%	2.75%[3]
Portfolio turnover rate[4]	45%	41%	19%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan Hedged Real Estate Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]

Includes a voluntary reimbursement from the sub-adviser for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.95% lower.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

204	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Tech, Media and Telecom Fund	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$29.54	$24.02
Investment operations:
Net investment income[1]	0.28	0.31
Net realized and unrealized gain (loss)	(3.85)	7.36
Total from investment operations	(3.57)	7.67
Dividends and distributions to shareholders:
Net investment income	(0.70)	(0.05)
Capital gains	(1.68)	(2.10)
Total dividends and distributions to shareholders	(2.38)	(2.15)
Net asset value, end of period	$23.59	$29.54

TOTAL RETURN[2]	(12.99)%	32.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,359	$4,432
Ratios to average net assets of:
Expenses, net of expense waivers	0.46%[5]	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%[3]
Net investment income	0.99%	1.18%[3]
Portfolio turnover rate[4]	20%	28%

WisdomTree Japan Quality Dividend Growth Fund	For the Period May 28, 2015* through March 31, 2016
Net asset value, beginning of period	$24.67
Investment operations:
Net investment income[1]	0.38
Net realized and unrealized loss	(1.88)
Total from investment operations	(1.50)
Dividends to shareholders:
Net investment income	(0.21)
Net asset value, end of period	$22.96

TOTAL RETURN[2]	(6.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,296
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	1.94%[3]
Portfolio turnover rate[4]	34%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	205

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$54.09	$50.28	$48.84	$45.45	$43.25
Investment operations:
Net investment income[1]	0.91	0.71	0.72	0.78	0.68
Net realized and unrealized gain	1.00	3.89	1.84	3.58	2.42
Total from investment operations	1.91	4.60	2.56	4.36	3.10
Dividends to shareholders:
Net investment income	(0.70)	(0.79)	(1.12)	(0.97)	(0.90)
Net asset value, end of period	$55.30	$54.09	$50.28	$48.84	$45.45

TOTAL RETURN[2]	3.51%	9.26%	5.41%	9.97%	7.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$423,031	$286,651	$284,106	$192,914	$193,172
Ratios to average net assets[3] of:
Expenses[4]	0.58%	0.59%[5]	0.58%[6]	0.58%[6]	0.58%
Net investment income	1.65%	1.40%	1.44%[6]	1.84%[6]	1.58%
Portfolio turnover rate[7]	29%	36%	21%	41%	36%

WisdomTree Korea Hedged Equity Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period November 7, 2013* through March 31, 2014
Net asset value, beginning of period	$21.63	$23.29	$25.01
Investment operations:
Net investment income[1]	0.13	0.15	0.06
Net realized and unrealized loss	(0.10)	(1.64)	(1.55)
Total from investment operations	0.03	(1.49)	(1.49)
Dividends to shareholders:
Net investment income	(0.05)	(0.17)	(0.23)
Net asset value, end of period	$21.61	$21.63	$23.29

TOTAL RETURN[2]	0.17%	(6.41)%	(5.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,450	$19,470	$8,151
Ratios to average net assets of:
Expenses	0.58%	0.59%[5]	0.58%[6]
Net investment income	0.63%	0.70%	0.64%[6]
Portfolio turnover rate[7]	106%	84%	37%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

206	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree United Kingdom Hedged Equity Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$25.82	$25.52	$24.99
Investment operations:
Net investment income[1]	1.08	0.97	1.40
Net realized and unrealized gain (loss)	(2.42)	0.23	0.91
Total from investment operations	(1.34)	1.20	2.31
Dividends and distributions to shareholders:
Net investment income	(0.92)	(0.90)	(1.78)
Capital gains	(0.31)	—	—
Total dividends and distributions to shareholders	(1.23)	(0.90)	0.00
Net asset value, end of period	$23.25	$25.82	$25.52

TOTAL RETURN[2]	(5.15)%	4.71%	9.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,902	$28,407	$16,590
Ratios to average net assets of:
Expenses	0.49%[3]	0.49%[4]	0.48%[5]
Net investment income	4.45%	3.75%	6.98%[5]
Portfolio turnover rate[6]	30%	20%	12%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been 0.48%.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	207

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2016, the Trust offered 91 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”) (formerly, WisdomTree Europe Dividend Growth Fund)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 29, 2015
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”) (formerly, WisdomTree DEFA Fund)	June 16, 2006
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	July 9, 2015

WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”) (formerly, WisdomTree International Hedged Dividend Growth Fund)

May 7, 2014
WisdomTree International Hedged SmallCap Dividend Fund (“International Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree International High Dividend Fund (“International High Dividend Fund”) (formerly, WisdomTree DEFA Equity Income Fund)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014

WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”) (formerly, WisdomTree Japan Hedged Dividend Growth Fund)

April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Quality Dividend Growth Fund (“Japan Quality Dividend Growth Fund”) (formerly, WisdomTree Japan Dividend Growth Fund)	May 28, 2015
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 7, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

208	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Global ex-U.S. Hedged Dividend Growth Fund, Global ex-U.S. Hedged Real Estate Fund and Korea Hedged Equity Fund, which values forward foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	209

Notes to Financial Statements (continued)

technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing each Fund’s assets:

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$33,560,660	$—	$—
Rights	—	8,846	—
Investment of Cash Collateral for Securities Loaned	—	1,647,113	—
Total	$33,560,660	$1,655,959	$—

210	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$13,785,147,906	$—	$—
Investment of Cash Collateral for Securities Loaned	—	291,263,715	—
Total	$13,785,147,906	$291,263,715	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	26,469,670	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(672,918,232)	—
Total - Net	$13,785,147,906	$(355,184,847)	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$268,080,816	$—	$—
Investment of Cash Collateral for Securities Loaned	—	19,074,318	—
Total	$268,080,816	$19,074,318	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,437	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,176,615)	—
Total - Net	$268,080,816	$6,906,140	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,788,896	$—	$—
Investment of Cash Collateral for Securities Loaned	—	238,241	—
Total	$17,788,896	$238,241	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$31,589,389	$—	$0	**
Other*	1,087,476,102	—	—
Exchange-Traded Fund	2,908,723	—	—
Investment of Cash Collateral for Securities Loaned	—	52,561,886	—
Total	$1,121,974,214	$52,561,886	$0
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,240	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(384)	—
Total - Net	$1,121,974,214	$52,562,742	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$199,685,534	$—	$—
Investment of Cash Collateral for Securities Loaned	—	897,196	—
Total	$199,685,534	$897,196	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	346,062	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,497,256)	—
Total - Net	$199,685,534	$(8,253,998)	$—

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,254,558	$—	$—
Exchange-Traded Note	66,746	—	—
Investment of Cash Collateral for Securities Loaned	—	41,257	—
Total	$4,321,304	$41,257	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	206	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(148,531)	—
Total - Net	$4,321,304	$(107,068)	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	211

Notes to Financial Statements (continued)

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,448,452	$—	$—
Exchange-Traded Note	502	—	—
Investment of Cash Collateral for Securities Loaned	—	9,894	—
Total	$2,448,954	$9,894	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	122	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(77,075)	—
Total - Net	$2,448,954	$(67,059)	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$228,452,011	$—	$—
Exchange-Traded Fund	230,746	—	—
Investment of Cash Collateral for Securities Loaned	—	5,503,096	—
Total	$228,682,757	$5,503,096	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	537	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(106)	—
Total - Net	$228,682,757	$5,503,527	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$617,628,593	$—	$—
Exchange-Traded Fund	323,901	—	—
Investment of Cash Collateral for Securities Loaned	—	24,987,222	—
Total	$617,952,494	$24,987,222	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(427)	—
Total - Net	$617,952,494	$24,986,795	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,622,200	$—	$—
Rights	—	38	—
Investment of Cash Collateral for Securities Loaned	—	53,752	—
Total	$4,622,200	$53,790	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	212	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(165,031)	—
Total - Net	$4,622,200	$(111,029)	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$733,636,982	$—	$—
Investment of Cash Collateral for Securities Loaned	—	19,354,354	—
Total	$733,636,982	$19,354,354	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	33,077	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(27,052,952)	—
Total - Net	$733,636,982	$(7,665,521)	$—

212	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

International Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$1,129,702	$—	$—
Total	$1,129,702	$—	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	72	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(39,073)	—
Total - Net	$1,129,702	$(39,001)	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$255,631,856	$—	$—
Exchange-Traded Fund	6,281	—	—
Investment of Cash Collateral for Securities Loaned	—	5,100,091	—
Total	$255,638,137	$5,100,091	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	27	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(76)	—
Total - Net	$255,638,137	$5,100,042	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$363,226,184	$—	$—
Exchange-Traded Fund	955,246	—	—
Investment of Cash Collateral for Securities Loaned	—	10,089,231	—
Total	$364,181,430	$10,089,231	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(295)	—
Total - Net	$364,181,430	$10,088,936	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$31,594,542	$204,791	$—
Other*	121,059,093	—	—
Investment of Cash Collateral for Securities Loaned	—	12,170,282	—
Total	$152,653,635	$12,375,073	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$123,026,562	$—	$1	**
Japan	291,758,374	1,605,169	—
Spain	8,832,097	—	0	**
Other*	664,505,542	—	—
Rights*	—	111,770	—
Exchange-Traded Funds	2,385,141	—	—
Investment of Cash Collateral for Securities Loaned	—	112,271,066	—
Total	$1,090,507,716	$113,988,005	$1
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,443)	—
Total - Net	$1,090,507,716	$113,977,562	$1

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	213

Notes to Financial Statements (continued)

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,132,759	$—	$—
Investment of Cash Collateral for Securities Loaned	—	192,975	—
Total	$3,132,759	$192,975	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	62	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,850)	—
Total - Net	$3,132,759	$183,187	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,660,112,305	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,073,061,319	—
Total	$9,660,112,305	$1,073,061,319	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,111,974	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(40,080,250)	—
Total - Net	$9,660,112,305	$1,041,093,043	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$7,023,804	$238,204	$—
Other*	5,433,504	—	—
Investment of Cash Collateral for Securities Loaned	—	1,843,858	—
Total	$12,457,308	$2,082,062	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	259	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(40,879)	—
Total - Net	$12,457,308	$2,041,442	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,844,951	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,462,432	—
Total	$17,844,951	$2,462,432	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	33,333	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(90,569)	—
Total - Net	$17,844,951	$2,405,196	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,518,122	$—	$—
Investment of Cash Collateral for Securities Loaned	—	595,235	—
Total	$15,518,122	$595,235	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	315	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(49,810)	—
Total - Net	$15,518,122	$545,740	$—

214	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$150,375,641	$—	$—
Investment of Cash Collateral for Securities Loaned	—	11,557,970	—
Total	$150,375,641	$11,557,970	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	26,922	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(488,559)	—
Total - Net	$150,375,641	$11,096,333	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$4,983,289	$96,020	$—
Food Products	3,431,432	183,602	—
Other*	80,990,636	—	—
Investment of Cash Collateral for Securities Loaned	—	18,107,628	—
Total	$89,405,357	$18,387,250	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	86,924	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(313,701)	—
Total - Net	$89,405,357	$18,160,473	$—

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,343,914	$—	$—
Investment of Cash Collateral for Securities Loaned	—	239,672	—
Total	$2,343,914	$239,672	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	47	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7,403)	—
Total - Net	$2,343,914	$232,316	$—

Japan Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,273,497	$—	$—
Investment of Cash Collateral for Securities Loaned	—	56,861	—
Total	$2,273,497	$56,861	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2)	—
Total - Net	$2,273,497	$56,859	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$23,357,599	$507,181	$—
Other*	394,385,350	—	—
Investment of Cash Collateral for Securities Loaned	—	68,392,118	—
Total	$417,742,949	$68,899,299	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,269,714	$—	$—
Investment of Cash Collateral for Securities Loaned	—	175,140	—
Total	$19,269,714	$175,140	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	14,782	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,533,043)	—
Total - Net	$19,269,714	$(1,343,121)	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	215

Notes to Financial Statements (continued)

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$27,706,227	$—	$—
Investment of Cash Collateral for Securities Loaned	—	38,819	—
Total	$27,706,227	$38,819	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	37,121	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(943,443)	—
Total - Net	$27,706,227	$(867,503)	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and country.
**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during fiscal year ended March 31, 2016. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
International MidCap Dividend Fund	$252,424	$—
International SmallCap Dividend Fund	1,635,672	972,986
Japan Hedged Financials Fund	145,878	—
Japan Hedged SmallCap Equity Fund	433,971	—
Japan SmallCap Dividend Fund	548,443	—
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of March 31, 2016.
[2]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments as of March 31, 2016.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the year or period ended March 31, 2016 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into forward foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 223 through 225. At March 31, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of March 31, 2016, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$26,469,670	Unrealized depreciation on forward foreign currency contracts	$672,918,232
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8,437	Unrealized depreciation on forward foreign currency contracts	12,176,615
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,240	Unrealized depreciation on forward foreign currency contracts	384
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	346,062	Unrealized depreciation on forward foreign currency contracts	9,497,256
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	206	Unrealized depreciation on forward foreign currency contracts	148,531

216	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$122	Unrealized depreciation on forward foreign currency contracts	$77,075
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	537	Unrealized depreciation on forward foreign currency contracts	106
International Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	427
International Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	212	Unrealized depreciation on forward foreign currency contracts	165,031
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	33,077	Unrealized depreciation on forward foreign currency contracts	27,052,952
International Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	72	Unrealized depreciation on forward foreign currency contracts	39,073
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	27	Unrealized depreciation on forward foreign currency contracts	76
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	295
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	10,443
Japan Hedged Capital Goods Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	62	Unrealized depreciation on forward foreign currency contracts	9,850
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8,111,974	Unrealized depreciation on forward foreign currency contracts	40,080,250
Japan Hedged Financials Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	259	Unrealized depreciation on forward foreign currency contracts	40,879
Japan Hedged Health Care Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	33,333	Unrealized depreciation on forward foreign currency contracts	90,569
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	315	Unrealized depreciation on forward foreign currency contracts	49,810
Japan Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	26,922	Unrealized depreciation on forward foreign currency contracts	488,559
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	86,924	Unrealized depreciation on forward foreign currency contracts	313,701
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	47	Unrealized depreciation on forward foreign currency contracts	7,403
Japan Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	2

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	217

Notes to Financial Statements (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Korea Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$14,782	Unrealized depreciation on forward foreign currency contracts	$1,533,043
United Kingdom Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	37,121	Unrealized depreciation on forward foreign currency contracts	943,443

For the fiscal year or period ended March 31, 2016, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Australia Dividend Fund
Foreign exchange contracts	$5,544	$—
Europe Hedged Equity Fund
Foreign exchange contracts	257,042,609	(1,203,691,996)
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	(1,207,875)	(12,720,268)
Europe Quality Dividend Growth Fund
Foreign exchange contracts	(4,286)	(2)
Europe SmallCap Dividend Fund
Foreign exchange contracts	802,639	950
Germany Hedged Equity Fund
Foreign exchange contracts	(737,188)	(12,710,368)
Global ex-U.S. Hedged Dividend Fund[3]
Foreign exchange contracts	164,152	(148,325)
Global ex-U.S. Hedged Real Estate Fund[4]
Foreign exchange contracts	35,312	(76,953)
International Dividend ex-Financials Fund
Foreign exchange contracts	(77,807)	556
International Equity Fund
Foreign exchange contracts	(28,718)	(9,246)
International Hedged Equity Fund[5]
Foreign exchange contracts	106,336	(164,819)
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	12,191,240	(31,062,982)
International Hedged SmallCap Dividend Fund[3]
Foreign exchange contracts	27,660	(39,001)
International High Dividend Fund
Foreign exchange contracts	121,852	(4,825)
International LargeCap Dividend Fund
Foreign exchange contracts	(85,266)	534
International MidCap Dividend Fund
Foreign exchange contracts	27,687	33
International SmallCap Dividend Fund
Foreign exchange contracts	19,833	(18,502)
Japan Hedged Capital Goods Fund
Foreign exchange contracts	(127,873)	(16,499)
Japan Hedged Equity Fund
Foreign exchange contracts	(743,237,005)	(70,531,594)
Japan Hedged Financials Fund
Foreign exchange contracts	(1,643,858)	(44,952)
Japan Hedged Health Care Fund
Foreign exchange contracts	(1,869,049)	(58,379)

218	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Japan Hedged Quality Dividend Growth Fund[6]
Foreign exchange contracts	$(1,211,036)	$(49,495)
Japan Hedged Real Estate Fund
Foreign exchange contracts	(5,904,427)	(588,455)
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	(9,979,737)	(703,264)
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	(107,090)	(22,169)
Japan Quality Dividend Growth Fund[7]
Foreign exchange contracts	(61)	(2)
Japan SmallCap Dividend Fund
Foreign exchange contracts	19,294	312
Korea Hedged Equity Fund
Foreign exchange contracts	2,285,218	(1,636,219)
United Kingdom Hedged Equity Fund
Foreign exchange contracts	3,038,614	(1,922,325)

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies

[3]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

[4]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.

[5]	For the period July 9, 2015 (commencement of operations) through March 31, 2016.

[6]	For the period April 9, 2015 (commencement of operations) through March 31, 2016.

[7]	For the period May 28, 2015 (commencement of operations) through March 31, 2016.

During the fiscal year or period ended March 31, 2016, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Australia Dividend Fund
Foreign exchange contracts	$—	$5,804
Europe Hedged Equity Fund
Foreign exchange contracts	19,265,221,194	37,613,172,911
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	232,096,347	452,621,112
Europe Quality Dividend Growth Fund
Foreign exchange contracts	443	3,435
Europe SmallCap Dividend Fund
Foreign exchange contracts	318,321	393,639
Germany Hedged Equity Fund
Foreign exchange contracts	315,344,380	611,735,992
Global ex-U.S. Hedged Dividend Fund[1]
Foreign exchange contracts	4,990,754	9,557,414
Global ex-U.S. Hedged Real Estate Fund[2]
Foreign exchange contracts	1,100,034	2,184,999
International Dividend ex-Financials Fund
Foreign exchange contracts	3,952	115,993

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	219

Notes to Financial Statements (continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
International Equity Fund
Foreign exchange contracts	$78,069	$443,961
International Hedged Equity Fund[3]
Foreign exchange contracts	3,854,667	7,633,957
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	507,050,498	1,006,016,821
International Hedged SmallCap Dividend Fund[1]
Foreign exchange contracts	1,979,011	3,722,259
International High Dividend Fund
Foreign exchange contracts	170,679	254,784
International LargeCap Dividend Fund
Foreign exchange contracts	67,440	149,777
International MidCap Dividend Fund
Foreign exchange contracts	42,902	74,019
International SmallCap Dividend Fund
Foreign exchange contracts	346,013	589,495
Japan Hedged Capital Goods Fund
Foreign exchange contracts	2,756,446	5,461,719
Japan Hedged Equity Fund
Foreign exchange contracts	16,220,211,162	31,568,433,393
Japan Hedged Financials Fund
Foreign exchange contracts	23,863,378	45,916,007
Japan Hedged Health Care Fund
Foreign exchange contracts	13,380,761	25,711,661
Japan Hedged Quality Dividend Growth Fund[4]
Foreign exchange contracts	19,042,907	36,805,912
Japan Hedged Real Estate Fund
Foreign exchange contracts	56,908,443	111,474,843
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	166,406,351	349,906,380
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	3,913,495	7,677,515
Japan Quality Dividend Growth Fund[5]
Foreign exchange contracts	—	411
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	83,548
Korea Hedged Equity Fund
Foreign exchange contracts	21,865,685	45,833,061
United Kingdom Hedged Equity Fund
Foreign exchange contracts	33,885,147	67,000,296

[1]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

[2]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.

[3]	For the period July 9, 2015 (commencement of operations) through March 31, 2016.

[4]	For the period April 9, 2015 (commencement of operations) through March 31, 2016.

[5]	For the period May 28, 2015 (commencement of operations) through March 31, 2016.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from

220	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

During the fiscal year ended March 31, 2016, certain Funds, as shown on the Statements of Operations under “Professional fees”, incurred non-recurring fees with respect to obtaining tax relief on United Kingdom stamp duty reserve taxes.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

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Notes to Financial Statements (continued)

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market

222	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged	Net Amount
Australia Dividend Fund
Securities Lending	$1,786,687	$—	$(1,786,687)[1]	$—	$—	$—	$—	$—
Europe Hedged Equity Fund
Securities Lending	276,592,888	—	(276,592,888)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	26,469,670	(24,487,629)	—	1,982,041	672,918,232	(24,487,629)	—	648,430,603
Europe Hedged SmallCap Equity Fund
Securities Lending	24,062,711	—	(24,062,711)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	8,437	—	—	8,437	12,176,615	—	—	12,176,615
Europe Quality Dividend Growth Fund
Securities Lending	226,763	—	(226,763)[1]	—	—	—	—	—
Europe SmallCap Dividend Fund
Securities Lending	49,720,141	—	(49,720,141)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1,240	—	—	1,240	384	—	—	384
Germany Hedged Equity Fund
Securities Lending	870,057	—	(870,057)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	346,062	(342,391)	—	3,671	9,497,256	(342,391)	—	9,154,865
Global ex-U.S. Hedged Dividend Fund
Securities Lending	56,482	—	(56,482)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	206	(45)	—	161	148,531	(45)	—	148,486
Global ex-U.S. Hedged Real Estate Fund
Securities Lending	89,965	—	(89,965)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	122	(26)	—	96	77,075	(26)	—	77,049
International Dividend ex-Financials Fund
Securities Lending	10,899,170	—	(10,899,170)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	537	—	—	537	106	—	—	106
International Equity Fund
Securities Lending	26,990,017	—	(26,990,017)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	427	—	—	427
International Hedged Equity Fund
Securities Lending	73,293	—	(73,293)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	212	—	—	212	165,031	—	—	165,031
International Hedged Quality Dividend Growth Fund
Securities Lending	20,016,975	—	(20,016,975)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	33,077	—	—	33,077	27,052,952	—	—	27,052,952

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Notes to Financial Statements (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged	Net Amount
International Hedged SmallCap Dividend Fund
Forward Foreign Currency Contracts	$72	$(8)	$—	$64	$39,073	$(8)	$—	$39,065
International High Dividend Fund
Securities Lending	6,611,170	—	(6,611,170)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	27	—	—	27	76	—	—	76
International LargeCap Dividend Fund
Securities Lending	10,575,341	—	(10,575,341)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	295	—	—	295
International MidCap Dividend Fund
Securities Lending	12,557,085	—	(12,557,085)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	113,130,909	—	(113,130,909)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	10,443	—	—	10,443
Japan Hedged Capital Goods Fund
Securities Lending	183,040	—	(183,040)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	62	—	—	62	9,850	—	—	9,850
Japan Hedged Equity Fund
Securities Lending	1,054,641,846	—	(1,054,641,846)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	8,111,974	(4,185,887)	—	3,926,087	40,080,250	(4,185,887)	—	35,894,363
Japan Hedged Financials Fund
Securities Lending	1,772,431	—	(1,772,431)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	259	—	—	259	40,879	—	—	40,879
Japan Hedged Health Care Fund
Securities Lending	2,354,002	—	(2,354,002)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	33,333	—	—	33,333	90,569	—	—	90,569
Japan Hedged Quality Dividend Growth Fund
Securities Lending	600,464	—	(600,464)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	315	—	—	315	49,810	—	—	49,810
Japan Hedged Real Estate Fund
Securities Lending	11,555,642	—	(11,555,642)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	26,922	—	—	26,922	488,559	—	—	488,559
Japan Hedged SmallCap Equity Fund
Securities Lending	17,587,909	—	(17,587,909)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	86,924	(66,597)	—	20,327	313,701	(66,597)	—	247,104
Japan Hedged Tech, Media and Telecom Fund
Securities Lending	230,624	—	(230,624)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	47	—	—	47	7,403	—	—	7,403

224	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged	Net Amount
Japan Quality Dividend Growth Fund
Securities Lending	$58,757	$—	$(58,757)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	—	—	—	2	—	—	2
Japan SmallCap Dividend Fund
Securities Lending	68,662,149	—	(68,662,149)[1]	—	—	—	—	—
Korea Hedged Equity Fund
Securities Lending	166,842	—	(166,842)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	14,782	(465)	—	14,317	1,533,043	(465)	—	1,532,578
United Kingdom Hedged Equity Fund
Securities Lending	36,208	—	(36,208)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	37,121	(17,689)	—	19,432	943,443	(17,689)	—	925,754
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

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Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Australia Dividend Fund	0.58%
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Germany Hedged Equity Fund	0.48%
Global ex-U.S. Hedged Dividend Fund	0.44%
Global ex-U.S. Hedged Real Estate Fund	0.58	%*
International Dividend ex-Financials Fund	0.58%
International Equity Fund	0.48%
International Hedged Equity Fund	0.35%
International Hedged Quality Dividend Growth Fund	0.58%
International Hedged SmallCap Dividend Fund	0.58	%**
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Japan Hedged Capital Goods Fund	0.48	%†
Japan Hedged Equity Fund	0.48%
Japan Hedged Financials Fund	0.48	%†
Japan Hedged Health Care Fund	0.48	%†
Japan Hedged Quality Dividend Growth Fund	0.48	%***
Japan Hedged Real Estate Fund	0.48	%†
Japan Hedged SmallCap Equity Fund	0.58%
Japan Hedged Tech, Media and Telecom Fund	0.48	%†
Japan Quality Dividend Growth Fund	0.48	%***
Japan SmallCap Dividend Fund	0.58%
Korea Hedged Equity Fund	0.58%
United Kingdom Hedged Equity Fund	0.48%

†	During the period, WTAM had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waivers expired and were not renewed.

*	WTAM has contractually agreed to limit the advisory fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

**	WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees the Trust for any reason.

***	WTAM has contractually agreed to limit the advisory fee to 0.43% through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees related to each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

226	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year or period ended March 31, 2016 are as follows:

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2016	Dividend Income	Capital Gain Distributions
Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$940,186	$14,492,440	$12,618,354	$2,908,723	$93,645	$—
International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$217,173	$7,934,299	$7,700,350	$230,746	$106,875	$—
International Equity Fund
WisdomTree International Dividend ex-Financials Fund	$1,935,496	$17,223,106	$18,692,588	$323,901	$173,384	$—
International Hedged SmallCap Dividend Fund[1]
WisdomTree International SmallCap Dividend Fund	$—	$3,758,335	$2,449,408	$1,129,702	$59,989	$—
International High Dividend Fund
WisdomTree International LargeCap Dividend Fund	$409,180	$10,179,011	$10,490,434	$6,281	$114,211	$—
International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$531,164	$7,080,310	$6,480,885	$955,246	$58,725	$—
International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$285,049	$931,485	$1,217,256	$—	$7,937	$—
WisdomTree Japan Hedged Equity Fund	287,065	930,302	1,190,642	—	3,640	7,726
Total	$572,114	$1,861,787	$2,407,898	$—	$11,577	$7,726
International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$3,658,097	$13,631,323	$16,118,806	$1,326,860	$26,145	$—
WisdomTree Japan SmallCap Dividend Fund	3,007,859	11,249,270	13,284,367	1,058,281	12,947	—
Total	$6,665,956	$24,880,593	$29,403,173	$2,385,141	$39,092	$—
Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$258,844	$4,709,894	$4,646,474	$—	$24,504	$101,506
[1]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

During the fiscal year ended March 31, 2016, the Japan Hedged SmallCap Equity Fund received a voluntary reimbursement of $888,000 from MCM for investment losses on certain foreign exchange transactions.

During the period ended March 31, 2016, the Global ex-U.S. Hedged Dividend Fund engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were at fair value and complied with Rule 17a-7 under the 1940 Act. For the period ended March 31, 2016, the cost of purchases, proceeds from sales and the net realized loss recognized upon the disposal of securities resulting from interfund transactions amounted to $949,793, $490,791 and $28,819, respectively.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	227

Notes to Financial Statements (continued)

short-term investments) for the fiscal year or period ended March 31, 2016 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Australia Dividend Fund	$14,887,337	$14,794,764	$—	$10,334,887
Europe Hedged Equity Fund	5,342,827,472	6,840,332,932	6,438,732,385	5,910,499,806
Europe Hedged SmallCap Equity Fund	86,685,053	102,738,824	198,972,765	36,540,066
Europe Quality Dividend Growth Fund	9,247,243	9,226,935	7,196,818	—
Europe SmallCap Dividend Fund	496,206,256	483,916,333	328,025,101	73,643,340
Germany Hedged Equity Fund	113,458,914	136,345,594	133,177,213	152,840,505
Global ex-U.S. Hedged Dividend Fund[1]	4,002,353	3,706,146	9,182,971	4,122,472
Global ex-U.S. Hedged Real Estate Fund[2]	122,329	91,028	2,439,974	—
International Dividend ex-Financials Fund	114,297,214	115,608,015	22,237,265	74,006,495
International Equity Fund	89,627,871	86,789,976	84,335,526	29,691,224
International Hedged Equity Fund[3]	464,134	498,769	4,947,076	—
International Hedged Quality Dividend Growth Fund	244,805,546	250,738,550	632,015,898	86,388,768
International Hedged SmallCap Dividend Fund[1]	130,395	134,009	3,627,940	2,315,399
International High Dividend Fund	62,971,684	63,931,107	15,363,255	47,677,394
International LargeCap Dividend Fund	73,629,594	73,630,113	71,265,433	2,283,915
International MidCap Dividend Fund	37,689,422	37,088,490	5,921,244	—
International SmallCap Dividend Fund	509,685,517	496,654,259	215,596,710	25,696,841
Japan Hedged Capital Goods Fund	361,458	635,313	1,065,703	—
Japan Hedged Equity Fund	4,131,960,726	5,159,337,151	3,116,128,848	5,965,967,614
Japan Hedged Financials Fund	4,678,414	5,420,800	28,061,307	14,999,570
Japan Hedged Health Care Fund	3,093,415	4,655,828	29,003,970	13,180,088
Japan Hedged Quality Dividend Growth Fund[4]	7,183,757	7,686,203	29,503,015	12,220,922
Japan Hedged Real Estate Fund	7,474,304	14,989,260	135,801,427	22,786,514
Japan Hedged SmallCap Equity Fund	76,695,781	90,266,592	118,248,822	128,189,704
Japan Hedged Tech, Media and Telecom Fund	760,224	1,077,857	—	1,422,854
Japan Quality Dividend Growth Fund[5]	787,509	813,807	2,502,141	—
Japan SmallCap Dividend Fund	99,347,317	98,485,509	189,166,578	60,623,324
Korea Hedged Equity Fund	25,338,052	23,507,426	—	—
United Kingdom Hedged Equity Fund	11,031,167	9,938,451	11,416,661	7,917,455

[1]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

[2]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.

[3]	For the period July 9, 2015 (commencement of operations) through March 31, 2016.

[4]	For the period April 9, 2015 (commencement of operations) through March 31, 2016.

[5]	For the period May 28, 2015 (commencement of operations) through March 31, 2016.

6. FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Australia Dividend Fund	$38,994,524	$3,827,748	$(7,605,653)	$(3,777,905)
Europe Hedged Equity Fund	15,635,477,864	443,032,028	(2,002,098,271)	(1,559,066,243)
Europe Hedged SmallCap Equity Fund	282,750,311	22,920,448	(18,515,625)	4,404,823
Europe Quality Dividend Growth Fund	18,788,638	727,950	(1,489,451)	(761,501)
Europe SmallCap Dividend Fund	1,193,263,769	93,900,462	(112,628,131)	(18,727,669)
Germany Hedged Equity Fund	221,413,678	7,158,246	(27,989,194)	(20,830,948)
Global ex-U.S. Hedged Dividend Fund	4,741,671	111,679	(490,789)	(379,110)

228	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global ex-U.S. Hedged Real Estate Fund	$2,539,555	$100,785	$(181,492)	$(80,707)
International Dividend ex-Financials Fund	271,670,328	13,331,356	(50,815,831)	(37,484,475)
International Equity Fund	651,761,464	71,645,487	(80,467,235)	(8,821,748)
International Hedged Equity Fund	4,865,228	175,069	(364,307)	(189,238)
International Hedged Quality Dividend Growth Fund	752,434,361	31,738,869	(31,181,894)	556,975
International Hedged SmallCap Dividend Fund	1,217,353	—	(87,651)	(87,651)
International High Dividend Fund	290,617,774	20,704,316	(50,583,862)	(29,879,546)
International LargeCap Dividend Fund	398,013,918	31,344,369	(55,087,626)	(23,743,257)
International MidCap Dividend Fund	153,746,921	25,318,657	(14,036,870)	11,281,787
International SmallCap Dividend Fund	1,152,092,721	159,192,718	(106,789,717)	52,403,001
Japan Hedged Capital Goods Fund	3,627,162	73,271	(374,699)	(301,428)
Japan Hedged Equity Fund	11,720,815,046	536,374,337	(1,524,015,759)	(987,641,422)
Japan Hedged Financials Fund	18,847,384	39,693	(4,347,707)	(4,308,014)
Japan Hedged Health Care Fund	20,248,747	840,229	(781,593)	58,636
Japan Hedged Quality Dividend Growth Fund	17,324,115	623,420	(1,834,178)	(1,210,758)
Japan Hedged Real Estate Fund	155,213,898	7,539,179	(819,466)	6,719,713
Japan Hedged SmallCap Equity Fund	109,038,417	7,318,432	(8,564,242)	(1,245,810)
Japan Hedged Tech, Media and Telecom Fund	2,624,336	276,294	(317,044)	(40,750)
Japan Quality Dividend Growth Fund	2,503,449	112,906	(285,997)	(173,091)
Japan SmallCap Dividend Fund	463,243,316	46,504,077	(23,105,145)	23,398,932
Korea Hedged Equity Fund	19,516,816	1,069,469	(1,141,431)	(71,962)
United Kingdom Hedged Equity Fund	32,983,110	886,976	(6,125,040)	(5,238,064)

At March 31, 2016, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Australia Dividend Fund	$129,981	$(24,218,483)	$(3,777,905)	$14,193	$(27,852,214)
Europe Hedged Equity Fund	24,118,619	(1,713,557,531)	(1,559,066,243)	(2,833,028)	(3,251,338,183)
Europe Hedged SmallCap Equity Fund	—	(26,094,203)	4,404,823	33,311	(21,656,069)
Europe Quality Dividend Growth Fund	39,608	(1,349,328)	(761,501)	1,097	(2,070,124)
Europe SmallCap Dividend Fund	6,118,460	(108,900,813)	(18,727,669)	11,405	(121,498,617)
Germany Hedged Equity Fund	2,098,282	(30,147,366)	(20,830,948)	15,335	(48,864,697)
Global ex-U.S. Hedged Dividend Fund	—	(289,489)	(379,110)	(10,375)	(678,974)
Global ex-U.S. Hedged Real Estate Fund	67,532	(24,098)	(80,707)	(13,982)	(51,255)
International Dividend ex-Financials Fund	661,692	(156,384,479)	(37,484,475)	3,939	(193,203,323)
International Equity Fund	2,388,098	(250,647,521)	(8,821,748)	35,584	(257,045,587)
International Hedged Equity Fund	12,048	(123,365)	(189,238)	(6,561)	(307,116)
International Hedged Quality Dividend Growth Fund	2,804,720	(29,089,708)	556,975	(1,738,141)	(27,466,154)
International Hedged SmallCap Dividend Fund	—	(23,049)	(87,651)	(2,278)	(112,978)
International High Dividend Fund	828,267	(96,089,925)	(29,879,546)	20,664	(125,120,540)
International LargeCap Dividend Fund	1,253,392	(67,148,849)	(23,743,257)	22,865	(89,615,849)
International MidCap Dividend Fund	625,844	(78,109,372)	11,281,787	6,588	(66,195,153)
International SmallCap Dividend Fund	8,264,398	(250,463,784)	52,403,001	52,394	(189,743,991)
Japan Hedged Capital Goods Fund	26,498	(266,013)	(301,428)	235	(540,708)
Japan Hedged Equity Fund	84,734,836	(1,294,308,669)	(987,641,422)	184,113	(2,197,031,142)
Japan Hedged Financials Fund	169,638	(2,589,031)	(4,308,014)	1,501	(6,725,906)
Japan Hedged Health Care Fund	94,245	(2,390,278)	58,636	921	(2,236,476)
Japan Hedged Quality Dividend Growth Fund	101,479	(1,769,072)	(1,210,758)	2,179	(2,876,172)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	229

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Japan Hedged Real Estate Fund	$7,328,590	$(7,791,194)	$6,719,713	$8,710	$6,265,819
Japan Hedged SmallCap Equity Fund	1,030,569	(16,415,444)	(1,245,810)	7,970	(16,622,715)
Japan Hedged Tech, Media and Telecom Fund	13,359	(262,987)	(40,750)	147	(290,231)
Japan Quality Dividend Growth Fund	17,020	(29,378)	(173,091)	223	(185,226)
Japan SmallCap Dividend Fund	4,003,560	(33,481,454)	23,398,932	23,468	(6,055,494)
Korea Hedged Equity Fund	—	(1,602,868)	(71,962)	5,499	(1,669,331)
United Kingdom Hedged Equity Fund	105,641	(648,257)	(5,238,064)	2,722	(5,777,958)

The tax character of distributions paid during the fiscal years or periods ended March 31, 2016 and March 31, 2015, was as follows:

	Year/Period Ended March 31, 2016		Year/Period Ended March 31, 2015
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*		Distributions Paid from Long-Term Gains
Australia Dividend Fund	$1,267,826	$—	$1,972,575		$—
Europe Hedged Equity Fund	910,776,247	737,085,064	144,026,657		114,683,770
Europe Hedged SmallCap Equity Fund	9,725,888	334,836	—	[1]	—	[1]
Europe Quality Dividend Growth Fund	346,859	—	174,792	[2]	—	[2]
Europe SmallCap Dividend Fund	26,876,423	—	37,998,494		—
Germany Hedged Equity Fund	10,642,012	3,927,059	633,487		608,209
Global ex-U.S. Hedged Dividend Fund[3]	88,558	—	—		—
Global ex-U.S. Hedged Real Estate Fund[4]	15,424	—	—		—
International Dividend ex-Financials Fund	11,777,974	—	15,437,232		—
International Equity Fund	22,674,788	—	20,650,247		—
International Hedged Equity Fund[5]	34,502	—	—		—
International Hedged Quality Dividend Growth Fund	11,453,265	3,315,369	437,423	[2]	357,396	[2]
International Hedged SmallCap Dividend Fund[3]	51,534	4,392	—		—
International High Dividend Fund	12,735,562	—	13,241,538		—
International LargeCap Dividend Fund	13,065,991	—	12,260,118		—
International MidCap Dividend Fund	4,425,194	—	4,298,234		—
International SmallCap Dividend Fund	28,273,035	—	28,286,347		—
Japan Hedged Capital Goods Fund	66,028	50,992	74,676	[6]	86,828	[6]
Japan Hedged Equity Fund	458,522,581	436,828,633	627,071,174		684,541,310
Japan Hedged Financials Fund	152,954	32,909	296,278	[6]	388,762	[6]
Japan Hedged Health Care Fund	102,133	55,943	91,689	[6]	109,145	[6]
Japan Hedged Quality Dividend Growth Fund[7]	167,600	—	—		—
Japan Hedged Real Estate Fund	869,975	701,299	985,776	[6]	1,115,147	[6]
Japan Hedged SmallCap Equity Fund	3,379,441	3,164,723	3,081,275		5,010,437
Japan Hedged Tech, Media and Telecom Fund	155,414	106,591	131,588	[6]	190,482	[6]
Japan Quality Dividend Growth Fund[8]	21,482	—	—		—
Japan SmallCap Dividend Fund	4,387,792	—	4,434,720		—
Korea Hedged Equity Fund	52,830	—	84,857		—
United Kingdom Hedged Equity Fund	1,569,517	100,489	756,787		—
*	Includes short-term capital gains if any.

[1]	For the period March 4, 2015 (commencement of operations) through March 31, 2015.

[2]	For the period May 7, 2014 (commencement of operations) through March 31, 2015.

[3]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

[4]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.

[5]	For the period July 9, 2015 (commencement of operations) through March 31, 2016.

[6]	For the period April 8, 2014 (commencement of operations) through March 31, 2015.

[7]	For the period April 9, 2015 (commencement of operations) through March 31, 2016.

[8]	For the period May 28, 2015 (commencement of operations) through March 31, 2016.

230	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

At March 31, 2016, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Australia Dividend Fund	$2,237,436	$10,402,798	$2,670,223	$4,896,921	$2,441,429	$22,648,807
Europe Hedged Equity Fund	—	—	—	670,437,210	643,791,769	1,314,228,979
Europe Hedged SmallCap Equity Fund	—	—	—	6,763,118	6,462,891	13,226,009
Europe Quality Dividend Growth Fund	—	—	—	596,597	568,582	1,165,179
Europe SmallCap Dividend Fund	—	15,981,777	2,102,724	64,472,960	19,959,582	102,517,043
Germany Hedged Equity Fund	—	—	—	10,262,984	11,260,581	21,523,565
Global ex-U.S. Hedged Dividend Fund	—	—	—	178,408	—	178,408
Global ex-U.S. Hedged Real Estate Fund	—	—	—	—	—	—
International Dividend ex-Financials Fund	37,831,029	106,422,557	—	12,130,893	—	156,384,479
International Equity Fund	24,645,745	187,173,747	8,855,174	5,050,956	18,842,790	244,568,412
International Hedged Equity Fund	—	—	—	107,153	16,212	123,365
International Hedged Quality Dividend Growth Fund	—	—	—	7,231,187	3,753,826	10,985,013
International Hedged SmallCap Dividend Fund	—	—	—	—	—	—
International High Dividend Fund	24,469,991	41,582,445	7,637,372	5,894,151	11,894,511	91,478,470
International LargeCap Dividend Fund	10,714,056	21,950,675	8,092,071	6,720,929	15,948,318	63,426,049
International MidCap Dividend Fund	10,045,031	49,400,362	11,183,904	2,975,604	2,968,684	76,573,585
International SmallCap Dividend Fund	21,554,037	176,126,796	6,365,431	41,445,601	—	245,491,865
Japan Hedged Capital Goods Fund	—	—	—	16,669	—	16,669
Japan Hedged Equity Fund	—	—	—	838,645,217	455,663,452	1,294,308,669
Japan Hedged Financials Fund	—	—	—	347,837	220,326	568,163
Japan Hedged Health Care Fund	—	—	—	337,738	125,601	463,339
Japan Hedged Quality Dividend Growth Fund	—	—	—	321,610	99,516	421,126
Japan Hedged Real Estate Fund	—	—	—	—	—	—
Japan Hedged SmallCap Equity Fund	—	—	—	2,444,369	530,275	2,974,644
Japan Hedged Tech, Media and Telecom Fund	—	—	—	37,625	14,166	51,791
Japan Quality Dividend Growth Fund	—	—	—	8,918	—	8,918
Japan SmallCap Dividend Fund	2,793,131	13,069,045	3,661,232	6,565,534	5,195,038	31,283,980
Korea Hedged Equity Fund	—	—	—	520,536	—	520,536
United Kingdom Hedged Equity Fund	—	—	—	365,278	282,979	648,257

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year or period ended March 31, 2016, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Australia Dividend Fund	$—	$524,671	$1,045,005
Europe Hedged Equity Fund	—	397,117,460	2,211,092
Europe Hedged SmallCap Equity Fund	1,806,453	7,578,343	3,483,398
Europe Quality Dividend Growth Fund	—	145,691	38,458
Europe SmallCap Dividend Fund	—	4,929,923	1,453,847
Germany Hedged Equity Fund	—	8,052,216	571,585
Global ex-U.S. Hedged Dividend Fund[1]	12,145	127,884	(28,948)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	231

Notes to Financial Statements (continued)

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Global ex-U.S. Hedged Real Estate Fund[2]	$—	$8,687	$15,411
International Dividend ex-Financials Fund	—	—	—
International Equity Fund	—	2,470,783	3,608,326
International Hedged Equity Fund[3]	—	—	—
International Hedged Quality Dividend Growth Fund	—	12,470,124	5,634,571
International Hedged SmallCap Dividend Fund[1]	10,534	10,185	2,330
International High Dividend Fund	—	1,047,565	3,563,890
International LargeCap Dividend Fund	—	1,392,088	2,330,712
International MidCap Dividend Fund	—	1,153,111	382,676
International SmallCap Dividend Fund	—	5,382,276	(410,357)
Japan Hedged Capital Goods Fund	—	142,559	106,785
Japan Hedged Equity Fund	—	—	—
Japan Hedged Financials Fund	—	1,264,277	756,591
Japan Hedged Health Care Fund	—	887,146	1,039,793
Japan Hedged Quality Dividend Growth Fund[4]	—	718,509	629,437
Japan Hedged Real Estate Fund	—	2,927,221	4,863,973
Japan Hedged SmallCap Equity Fund	—	7,080,356	6,360,444
Japan Hedged Tech, Media and Telecom Fund	—	72,811	138,385
Japan Quality Dividend Growth Fund[5]	—	20,380	80
Japan SmallCap Dividend Fund	—	1,876,075	321,399
Korea Hedged Equity Fund	17,796	941,282	123,254
United Kingdom Hedged Equity Fund	—	—	—
[1]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

[2]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.

[3]	For the period July 9, 2015 (commencement of operations) through March 31, 2016.

[4]	For the period April 9, 2015 (commencement of operations) through March 31, 2016.

[5]	For the period May 28, 2015 (commencement of operations) through March 31, 2016.

During the fiscal year or period ended March 31, 2016, the amount of capital loss carryforwards used to offset realized gains and the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Australia Dividend Fund	$23,230	$—
Europe Hedged Equity Fund	—	—
Europe Hedged SmallCap Equity Fund	—	—
Europe Quality Dividend Growth Fund	—	—
Europe SmallCap Dividend Fund	—	—
Germany Hedged Equity Fund	—	—
Global ex-U.S. Hedged Dividend Fund[1]	—	—
Global ex-U.S. Hedged Real Estate Fund[2]	—	—
International Dividend ex-Financials Fund	—	—
International Equity Fund	—	929,862
International Hedged Equity Fund[3]	—	—
International Hedged Quality Dividend Growth Fund	—	—
International Hedged SmallCap Dividend Fund[1]	—	—
International High Dividend Fund	972,353	—
International LargeCap Dividend Fund	911,666	—
International MidCap Dividend Fund	2,200,353	4,616,686
International SmallCap Dividend Fund	—	—
Japan Hedged Capital Goods Fund	—	—

232	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (continued)

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Japan Hedged Equity Fund	$—	$—
Japan Hedged Financials Fund	—	—
Japan Hedged Health Care Fund	—	—
Japan Hedged Quality Dividend Growth Fund[4]	—	—
Japan Hedged Real Estate Fund	—	—
Japan Hedged SmallCap Equity Fund	—	—
Japan Hedged Tech, Media and Telecom Fund	—	—
Japan Quality Dividend Growth Fund[5]	—	—
Japan SmallCap Dividend Fund	450,744	4,953,416
Korea Hedged Equity Fund	—	—
United Kingdom Hedged Equity Fund	—	—
[1]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

[2]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.

[3]	For the period July 9, 2015 (commencement of operations) through March 31, 2016.

[4]	For the period April 9, 2015 (commencement of operations) through March 31, 2016.

[5]	For the period May 28, 2015 (commencement of operations) through March 31, 2016.

At March 31, 2016, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Australia Dividend Fund	$(6,983)	$(1,366,710)	$1,373,693
Europe Hedged Equity Fund	14,458,607	111,391,949	(125,850,556)
Europe Hedged SmallCap Equity Fund	1,334,670	(3,049,654)	1,714,984
Europe Quality Dividend Growth Fund	(1,071)	1,071	—
Europe SmallCap Dividend Fund	1,065,372	(5,049,199)	3,983,827
Germany Hedged Equity Fund	3,629,204	6,781,848	(10,411,052)
Global ex-U.S. Hedged Dividend Fund	(35,138)	351,935	(316,797)
Global ex-U.S. Hedged Real Estate Fund	(5,683)	5,683	—
International Dividend ex-Financials Fund	(23,379)	1,601,715	(1,578,336)
International Equity Fund	(79,082)	(6,420,908)	6,499,990
International Hedged Equity Fund	(27,884)	27,883	1
International Hedged Quality Dividend Growth Fund	(2,353,707)	(261,230)	2,614,937
International Hedged SmallCap Dividend Fund	(25,859)	97,778	(71,919)
International High Dividend Fund	(97,814)	(1,963,781)	2,061,595
International LargeCap Dividend Fund	(59,801)	219,007	(159,206)
International MidCap Dividend Fund	(51,013)	2,251,366	(2,200,353)
International SmallCap Dividend Fund	(159,027)	(4,583,781)	4,742,808
Japan Hedged Capital Goods Fund	(5,317)	5,316	1
Japan Hedged Equity Fund	(33,880,945)	(296,132,101)	330,013,046
Japan Hedged Financials Fund	(81,269)	2,151,950	(2,070,681)
Japan Hedged Health Care Fund	(13,757)	(1,178,691)	1,192,448
Japan Hedged Quality Dividend Growth Fund	(53,152)	(450,232)	503,384
Japan Hedged Real Estate Fund	287,385	(1,269,421)	982,036
Japan Hedged SmallCap Equity Fund	(99,816)	(8,332,287)	8,432,103
Japan Hedged Tech, Media and Telecom Fund	(6,113)	(170,317)	176,430
Japan Quality Dividend Growth Fund	267	(267)	—
Japan SmallCap Dividend Fund	124,879	(10,212,926)	10,088,047
Korea Hedged Equity Fund	(107,113)	130,754	(23,641)
United Kingdom Hedged Equity Fund	(261,238)	151,279	109,959

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	233

Notes to Financial Statements (concluded)

The differences are primarily due to redemptions-in-kind, foreign currency transactions, investments in passive foreign investment companies, investments in partnerships, expiration of capital loss carryforwards, re-designation of dividends, and utilization of earnings and profits distributed to shareholders on redemption of shares.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year or period ended March 31, 2016, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2016, remains subject to examination by taxing authorities.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2014, the FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. WTAM has evaluated ASU 2014-11 and determined that there is no impact on the Trust’s financial statements.

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to ASC 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. ASU 2015-07 also limits certain disclosures to investments for which the entity has elected to measure the fair value using the practical expedient. ASU 2015-07 will be effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years (earlier application is also permitted). WTAM has evaluated ASU 2015-07 and determined that there is no impact on the Trust’s financial statements.

234	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Australia Dividend Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Europe Quality Dividend Growth Fund (formerly WisdomTree Europe Dividend Growth Fund), WisdomTree Europe SmallCap Dividend Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Global ex-U.S. Hedged Dividend Fund, WisdomTree Global ex-U.S. Hedged Real Estate Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Equity Fund (formerly WisdomTree DEFA Fund), WisdomTree International Hedged Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund (formerly WisdomTree International Hedged Dividend Growth Fund), WisdomTree International Hedged SmallCap Dividend Fund, WisdomTree International High Dividend Fund (formerly WisdomTree DEFA Equity Income Fund), WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Capital Goods Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged Financials Fund, WisdomTree Japan Hedged Health Care Fund, WisdomTree Japan Hedged Quality Dividend Growth Fund (formerly WisdomTree Japan Hedged Dividend Growth Fund), WisdomTree Japan Hedged Real Estate Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Japan Hedged Tech, Media and Telecom Fund, WisdomTree Japan Quality Dividend Growth Fund (formerly WisdomTree Japan Dividend Growth Fund), WisdomTree Japan SmallCap Dividend Fund, WisdomTree Korea Hedged Equity Fund, and WisdomTree United Kingdom Hedged Equity Fund, twenty-nine of the investment funds constituting the WisdomTree Trust (the “Trust”), as of March 31, 2016, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Australia Dividend Fund, WisdomTree Europe Hedged Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Global ex-U.S. Hedged Dividend Fund, WisdomTree Global ex-U.S. Hedged Real Estate Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Equity Fund, WisdomTree International Hedged Equity Fund, WisdomTree International Hedged Quality Dividend Growth Fund, WisdomTree International Hedged SmallCap Dividend Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan Hedged Capital Goods Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged Financials Fund, WisdomTree Japan Hedged Health Care Fund, WisdomTree Japan Hedged Quality Dividend Growth Fund, WisdomTree Japan Hedged Real Estate Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Japan Hedged Tech, Media and Telecom Fund, WisdomTree Japan Quality Dividend Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Korea Hedged Equity Fund, and WisdomTree United Kingdom Hedged Equity Fund, twenty-nine of the investment funds constituting the WisdomTree Trust, at March 31, 2016, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2016

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	235

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Global ex-U.S. Hedged Dividend Fund, WisdomTree International Hedged Equity Fund, WisdomTree International Hedged SmallCap Dividend Fund, and the WisdomTree Japan Hedged Quality Dividend Growth Fund (the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 23-24, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Funds with investment advisory services, and the Sub-Investment Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Funds.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM. The Trustees, a majority of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed WTAM’s proposed role as index provider to the Funds. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s compliance with fund policies and objectives, oversight of general Fund compliance with federal and state laws and the implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, administration and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with representatives of WTAM and the Sub-Adviser the portfolio management team and the investment strategies to be employed in the management of each Funds’ assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Funds. The Board examined the fee to be paid by the Funds in light of fees paid to other investment advisers by comparable funds and the method of computing the Funds’ fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by each Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees from the Funds) and not the Funds. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser were reasonable in light of the considerations described above.

Analysis of Profitability and Economies of Scale. As the Funds had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub- adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with a Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*  *  *  *  *  *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

236	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Approval of the amended Sub-Advisory Agreement with respect to the WisdomTree International Hedged Equity Fund, WisdomTree Global ex-U.S. Hedged Dividend Fund and the WisdomTree International Hedged SmallCap Dividend Fund (the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on May 20, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the amendment of the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between WisdomTree Asset Management, Inc. (“WTAM”) and Mellon Capital Management Corporation (the “Sub-Adviser”), pursuant to which the Sub-Adviser will coordinate the investment and reinvestment of the assets of WisdomTree International Hedged Equity Fund, WisdomTree Global ex-U.S. Hedged Dividend Fund and WisdomTree International Hedged SmallCap Dividend Fund (the “Funds”). The Board initially approved the Sub-Advisory Agreement at a meeting held on March 23-24, 2015 (the “March Meeting”). Representatives of WTAM explained that, subsequent to that approval, WTAM and the Sub-Adviser negotiated new sub-advisory fees for all new multi-currency hedged and emerging markets funds, including the Funds. Noting the Funds’ unitary fee structure, representatives of WTAM stated that the amended sub-advisory fee would have no effect on the fees to be paid by the Funds. In considering whether to approve the amendment of the Sub-Advisory Agreement, the Trustees considered and discussed information and analysis provided by WTAM. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM. In considering the approval of the amendment of the Sub-Advisory Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Since the Board had approved the Sub-Advisory Agreement at the March Meeting, and, other than as discussed below, there had been no material changes in the information presented, the Trustees addressed many of the relevant considerations by reference to their considerations and determinations at the March Meeting.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The nature, extent and quality of services to be provided by the Sub-Adviser under the Sub-Advisory Agreement had been considered at the March Meeting, and there had been no material changes in this information. Representatives of WTAM stated, and the Trustees considered, that WTAM does not believe that the proposed amendment of the Sub-Advisory Agreement would have any impact on the scope or quality of the services provided to the Funds by WTAM or the Sub-Adviser; and the proposed amendment also would not result in any change to the investment management of the Funds.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board had considered the portfolio management team and the investment strategies to be employed in the management of each Fund’s assets at the March Meeting. The Board also had considered comparative management fee and expense ratio information at the March Meeting. The Board noted that, because the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds, the amendment would not affect the management fees paid by the Funds. As a result, the Board did not reconsider comparative fee and expense information. The Board considered that the amendment would, at current aggregate international fund asset levels, increase the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by each Fund. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by each Fund and the respective services to be provided by the Sub-Adviser and WTAM. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser were justified in light of the considerations described above.

Analysis of Profitability and Economies of Scale. As the Funds had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board had considered at the March Meeting the potential benefits to the Sub-Adviser from acting as sub-adviser, which would not change materially under the amendment from those considered at the March Meeting. The Board considered the uncertainty of the estimated asset levels and the renewal requirements for sub-advisory agreements and their ability to review the sub-advisory fees annually after the initial term of the Sub-Advisory Agreement. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with a Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*  *  *  *  *  *

In evaluating the amendment of the Sub-Advisory Agreement, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the amendment of the Sub-Advisory Agreement.

Approval of Investment Advisory and Sub-Advisory Agreement with respect to the WisdomTree Japan Quality Dividend Growth Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on May 20, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	237

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Lipper, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategies represented by the Fund is unique, based on WTI’s intellectual property and are only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*  *  *  *  *  *

238	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Approval of Investment Advisory and Sub-Advisory Agreement with respect to the WisdomTree Global ex-U.S. Hedged Real Estate Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Lipper, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategies represented by the Fund is unique, based on WTI’s intellectual property and are only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	239

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*  *  *  *  *  *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

240	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik* (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	91	Trustee, Vericimetry Funds (2011-2014)

Joel Goldberg** (1945)	Trustee, 2012- present	Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	91	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid- Hudson Region)

Toni Massaro*** (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	91	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	91	Associate Alumnae of Douglass College, Member of Investment Committee

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	91	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame, Member of the Board of Directors of the New York Society of Security Analysts (NYSSA)

+	As of March 31, 2016.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Chair of the Governance and Nominating Committee.

‡	Chair of the Investment Committee.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	241

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg**** (1964)	Trustee, 2005- present President, 2005- present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	91	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano**** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	91	None

Terry Jane Feld**** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	91	None

Ryan Louvar**** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	91	None

Sarah English**** (1977)	Assistant Secretary, 2013- present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	91	None

Clint Martin**** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	91	None

+	As of March 31, 2016.

****	Elected by and serves at the pleasure of the Board.

242	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2016, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2017.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended March 31, 2016, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Australia Dividend Fund	$1,168,480
Europe Hedged Equity Fund	236,329,888
Europe Hedged SmallCap Equity Fund	5,746,507
Europe Quality Dividend Growth Fund	342,539
Europe SmallCap Dividend Fund	24,998,058
Germany Hedged Equity Fund	4,080,499
Global ex-U.S. Hedged Dividend Fund[1]	88,558
Global ex-U.S. Hedged Real Estate Fund[2]	7,362
International Dividend ex-Financials Fund	7,258,760
International Equity Fund	16,761,628
International Hedged Equity Fund[3]	34,502
International Hedged Quality Dividend Growth Fund	11,453,235
International Hedged SmallCap Dividend Fund[1]	43,767
International High Dividend Fund	8,950,123
International LargeCap Dividend Fund	10,025,703
International MidCap Dividend Fund	3,427,314
International SmallCap Dividend Fund	26,723,012
Japan Hedged Capital Goods Fund	65,860
Japan Hedged Equity Fund	322,406,344
Japan Hedged Financials Fund	152,945
Japan Hedged Health Care Fund	102,132
Japan Hedged Quality Dividend Growth Fund[4]	167,600
Japan Hedged Real Estate Fund	869,969
Japan Hedged SmallCap Equity Fund	2,525,540
Japan Hedged Tech, Media and Telecom Fund	48,068
Japan Quality Dividend Growth Fund[5]	21,482
Japan SmallCap Dividend Fund	4,387,792
Korea Hedged Equity Fund	52,830
United Kingdom Hedged Equity Fund	1,377,052
[1]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

[2]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.

[3]	For the period July 9, 2015 (commencement of operations) through March 31, 2016.

[4]	For the period April 9, 2015 (commencement of operations) through March 31, 2016.

[5]	For the period May 28, 2015 (commencement of operations) through March 31, 2016.

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year or period ended March 31, 2016, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Australia Dividend Fund	$1,196,708	$12,833
Europe Hedged Equity Fund	241,752,201	20,649,034
Europe Hedged SmallCap Equity Fund	6,151,540	743,066
Europe Quality Dividend Growth Fund	368,422	28,702

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	243

Supplemental Information (unaudited) (concluded)

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe SmallCap Dividend Fund	$25,744,701	$2,006,630
Germany Hedged Equity Fund	4,254,451	545,906
Global ex-U.S. Hedged Dividend Fund[1]	133,140	12,688
Global ex-U.S. Hedged Real Estate Fund[2]	34,595	2,644
International Dividend ex-Financials Fund	7,641,766	343,779
International Equity Fund	18,293,731	884,172
International Hedged Equity Fund[3]	83,066	5,875
International Hedged Quality Dividend Growth Fund	14,944,882	823,633
International Hedged SmallCap Dividend Fund[1]	59,923	4,125
International High Dividend Fund	9,794,260	409,457
International LargeCap Dividend Fund	10,629,616	511,643
International MidCap Dividend Fund	4,031,414	224,432
International SmallCap Dividend Fund	30,489,401	2,431,345
Japan Hedged Capital Goods Fund	66,235	6,615
Japan Hedged Equity Fund	320,261,985	32,029,542
Japan Hedged Financials Fund	472,695	47,259
Japan Hedged Health Care Fund	230,509	23,051
Japan Hedged Quality Dividend Growth Fund[4]	384,588	41,873
Japan Hedged Real Estate Fund	1,440,326	140,417
Japan Hedged SmallCap Equity Fund	2,620,320	261,551
Japan Hedged Tech, Media and Telecom Fund	48,345	4,830
Japan Quality Dividend Growth Fund[5]	53,403	6,690
Japan SmallCap Dividend Fund	7,418,798	742,686
Korea Hedged Equity Fund	310,005	46,541
United Kingdom Hedged Equity Fund	1,397,377	14,180
[1]	For the period June 4, 2015 (commencement of operations) through March 31, 2016.

[2]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.

[3]	For the period July 9, 2015 (commencement of operations) through March 31, 2016.

[4]	For the period April 9, 2015 (commencement of operations) through March 31, 2016.

[5]	For the period May 28, 2015 (commencement of operations) through March 31, 2016.

244	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	245

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Coal Fund (TONS)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

(formerly, WisdomTree Europe Dividend Growth Fund)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

(formerly, WisdomTree DEFA Fund)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

(formerly, WisdomTree International Hedged Dividend Growth Fund)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

(formerly, WisdomTree DEFA Equity Income Fund)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

(formerly, WisdomTree Japan Hedged Dividend Growth Fund)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

(formerly, WisdomTree Japan Dividend Growth Fund)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1422

WisdomTree Trust

Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Annual Report

March 31, 2016

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

(formerly, WisdomTree China Dividend ex-Financials Fund (CHXF))

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

(formerly, WisdomTree Emerging Markets Equity Income Fund)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

(formerly, WisdomTree Emerging Markets Dividend Growth Fund)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

(formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

(formerly, WisdomTree Global Equity Income Fund)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Market Environment Overview

The emerging markets, measured by the MSCI Emerging Markets Index, a broad measure of equity performance for emerging markets, returned -12.03% in the 12-month period that ended March 31, 2016 (the “period”). The global ex-U.S. equity markets, measured by the MSCI ACWI ex-USA Index, a broad measure of equity performance for both developed and emerging markets excluding the U.S., returned -9.19% over the period. Both the MSCI Emerging Markets Index and MSCI ACWI ex-USA Index lagged the S&P 500 Index by 13.81% and 10.97%, respectively. In local terms, the MSCI Emerging Markets Index and MSCI ACWI ex-USA Index returned -7.70% and -10.29%, respectively. It is important to note the variations in the returns of these international exposures in both U.S. dollar and local terms. Particularly within the emerging markets, the prolonged decline in commodities prices led to significant losses in the relative value of many emerging market currencies relative to the U.S. dollar over the period. This headwind was a significant detractor on the returns experienced by U.S. investors holding emerging market securities.

Within the MSCI Emerging Markets Index, in local currency terms, nine out of ten sectors were negative. The Consumer Staples and Energy sectors led performance while the Industrials and Financials sectors lagged most heavily. Within the MSCI ACWI ex-USA Index, in local currency terms, nine out of ten sectors were negative, with the Consumer Staples and Utilities sectors leading and Materials and the Financials sectors lagging. It is particularly important to note the effects of a strong U.S. dollar which adversely impacted commodity prices over the period.

WisdomTree Fund’s Performance Overview

The following table reflects the WisdomTree Funds’ performance versus capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
AXJL	WisdomTree Asia Pacific ex-Japan Fund	-12.06%	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index	-11.58%	-0.48%
CXSE	WisdomTree China ex-State-Owned Enterprises Fund	-13.40%	FTSE China 50 Index	-20.80%	7.40%
CCXE	WisdomTree Commodity Country Equity Fund	-8.30%	S&P Global 1200 Materials Sector/S&P Developed Ex-U.S. BMI Materials Sector; MSCI ACWI ex-USA Spliced Index	-9.19%	0.89%
EMCG	WisdomTree Emerging Markets Consumer Growth Fund	-15.21%	MSCI Emerging Markets Index	-12.03%	-3.18%
XSOE	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	-11.69%	MSCI Emerging Markets Index	-12.03%	0.34%
DEM	WisdomTree Emerging Markets High Dividend Fund	-14.07%	MSCI Emerging Markets Index	-12.03%	-2.04%
DGRE	WisdomTree Emerging Markets Quality Dividend Growth Fund	-9.89%	MSCI Emerging Markets Index	-12.03%	2.14%
DGS	WisdomTree Emerging Markets SmallCap Dividend Fund	-12.20%	MSCI Emerging Markets Small Cap Index	-9.20%	-3.00%
DNL	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	-5.42%	MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index	-6.08%	0.66%
DRW	WisdomTree Global ex-U.S. Real Estate Fund	-3.89%	Dow Jones Global ex-U.S. Select Real Estate Securities Index	-1.16%	-2.73%
DBU	WisdomTree Global ex-U.S. Utilities Fund	-5.18%	S&P Global 1200 Utilities Sector/S&P Developed ex-U.S. BMI Utilities Sector Spliced Index	0.40%	-5.58%

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DEW	WisdomTree Global High Dividend Fund	-3.77%	MSCI Europe Value/MSCI AC World Spliced Index	-4.34%	0.57%
GNAT	WisdomTree Global Natural Resources Fund	-21.91%	S&P Global 1200 Energy Sector/S&P Developed Ex-U.S. BMI Energy Sector/S&P Global Natural Resources Spliced Index	-15.30%	-6.61%
EPI	WisdomTree India Earnings Fund	-13.31%	MSCI India Index	-13.15%	-0.16%
GULF	WisdomTree Middle East Dividend Fund	-11.57%	MSCI Arabian Markets ex-Saudi Arabia Index	-11.79%	0.22%

WisdomTree’s emerging market and global ex-U.S. fundamentally-weighted funds are designed to track indexes based on the dividend or earnings stream generated by the companies included in the index. The dividend stream is defined as the sum of all dividends paid over the prior 12 months for each company. The earnings stream is defined as the total dollar level of earnings for all companies within each Index. There are two primary factors that drive performance differentials versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors or countries. The second is stock selection within each sector or country. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream or earnings stream.

While the overall emerging markets lagged both the broad U.S. and developed international markets, there was a noticeable difference in performance between the different sectors and countries. The WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) was the best performing fund over the full period, outperforming broader emerging markets by 2.14%. The fundamental screens for return on equity and return on assets led DGRE to have significant underweights in more traditionally leveraged sectors such as Financials and Energy. The WisdomTree China ex-State-Owned Enterprises Fund (CXSE) outperformed its performance benchmark, the FTSE China 50 Index by 7.40%. China was an area of particular focus over the period as concerns mounted over the country’s economic growth rate and state level intervention in financial markets. CXSE’s strategy aims to screen out companies which the state owns 20% or more of which led to overweights in Information Technology and Consumer Discretionary and underweights in Financials and Energy.

Among the WisdomTree global and global-ex U.S. funds, the WisdomTree Global High Dividend Fund (DEW) and WisdomTree Global ex-U.S. Real Estate Fund (DRW) were the best performing funds over the period, returning -3.77% and -3.89% respectively. Around the world, interest rates remained low causing investors to seek out income alternatives to fixed income. The worst performing fund over the period was the WisdomTree Global Natural Resources Fund (GNAT), which returned -21.91% over the period. The fund invests heavily in the Energy and Materials sectors, which were the two worst performing sectors over the period, driven by lower oil prices, a stronger dollar and slower than expected global growth.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 18-20 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

2	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	23.5%
Telecommunication Services	18.6%
Information Technology	13.6%
Materials	8.5%
Energy	8.0%
Industrials	6.8%
Consumer Staples	6.6%
Utilities	5.0%
Consumer Discretionary	4.6%
Investment Company	3.1%
Healthcare	1.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
China Mobile Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
China Construction Bank Corp., Class H	3.0%
iPath MSCI India Index ETN	2.9%
BHP Billiton Ltd.	2.7%
Samsung Electronics Co., Ltd.	2.7%
Telstra Corp., Ltd.	2.6%
CNOOC Ltd.	2.4%
Singapore Telecommunications Ltd.	2.1%
Commonwealth Bank of Australia	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned -12.06% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in South Korea. The Fund’s position in Australia created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-12.06%	-2.72%	0.01%	5.62%
Fund Market Price Returns	-12.46%	-3.02%	-0.12%	5.58%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[2]	-11.84%	-2.53%	0.45%	6.48%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[3]	-11.58%	-1.25%	-0.15%	5.35%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[3]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	3

Performance Summary (unaudited)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

(formerly, WisdomTree China Dividend ex-Financials Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Information Technology	34.8%
Consumer Discretionary	29.2%
Financials	19.7%
Consumer Staples	8.8%
Healthcare	4.6%
Industrials	2.9%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Baidu, Inc., ADR	9.0%
Ping An Insurance Group Co. of China Ltd., Class H	8.9%
JD.com, Inc., ADR	8.7%
Alibaba Group Holding Ltd., ADR	8.0%
Tencent Holdings Ltd.	7.8%
Ctrip.com International Ltd., ADR	5.8%
Hengan International Group Co., Ltd.	2.6%
China Minsheng Banking Corp., Ltd., Class H	2.3%
NetEase, Inc., ADR	2.3%
WH Group Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the ‘‘Fund’’), seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.

The Fund returned -13.40% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Utilities sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s net and gross annual expense ratios were 0.53% and 0.63%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.53% effective July 1, 2015 through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-13.40%	-0.91%	0.27%
Fund Market Price Returns	-14.50%	-1.18%	-0.20%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	-11.03%	0.19%	1.28%
MSCI China Index	-18.84%	0.94%	3.01%
FTSE China 50 Index	-20.80%	0.68%	2.26%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.
[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	24.3%
Energy	20.6%
Telecommunication Services	12.1%
Materials	11.4%
Consumer Staples	9.7%
Utilities	8.0%
Industrials	4.9%
Consumer Discretionary	4.8%
Healthcare	1.8%
Investment Company	1.1%
Information Technology	0.6%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Statoil ASA	5.6%
Ambev S.A.	3.9%
Spark New Zealand Ltd.	3.2%
Gazprom PAO, ADR	2.8%
MMC Norilsk Nickel PJSC, ADR	2.3%
Lukoil PJSC, ADR	2.3%
MTN Group Ltd.	2.0%
Meridian Energy Ltd.	1.9%
Fletcher Building Ltd.	1.8%
Rosneft OAO, GDR Reg S	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Commodity Country Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The Fund returned -8.30% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please the table below). The Fund benefited the most from its position in New Zealand. The Fund’s position in South Africa created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-8.30%	-7.79%	-4.03%	1.89%
Fund Market Price Returns	-8.26%	-7.97%	-4.27%	1.71%
WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index[2]	-7.92%	-7.44%	-3.65%	2.47%
S&P Global 1200 Materials Sector/S&P Developed ex-U.S. BMI Materials Sector/MSCI ACWI ex-USA Spliced Index[3]	-9.19%	0.32%	-0.27%	5.42%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006.

[2]	WisdomTree International Basic Materials Sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.

[3]	S&P Global 1200 Materials Sector Index through March 31, 2008; S&P Developed ex-U.S. BMI Materials Sector Index through June 17, 2011; MSCI ACWI ex-USA Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	5

Performance Summary (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Discretionary	32.3%
Consumer Staples	28.5%
Financials	14.3%
Information Technology	12.0%
Telecommunication Services	4.5%
Utilities	4.2%
Industrials	3.1%
Healthcare	0.7%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Ambev S.A.	8.1%
Hyundai Mobis Co., Ltd.	6.1%
Alibaba Group Holding Ltd., ADR	2.8%
Astra International Tbk PT	2.4%
Ping An Insurance Group Co. of China Ltd., Class H	2.2%
LG Display Co., Ltd.	2.0%
MTN Group Ltd.	1.9%
KT&G Corp.	1.8%
BB Seguridade Participacoes S.A.	1.8%
Magnit PJSC, GDR Reg S	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

The Fund returned -15.21% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Mexico. The Fund’s position in China created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-15.21%	-5.40%
Fund Market Price Returns	-15.86%	-5.91%
WisdomTree Emerging Markets Consumer Growth Index	-14.93%	-4.72%
MSCI Emerging Markets Index	-12.03%	-4.76%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Information Technology	27.0%
Financials	20.9%
Consumer Discretionary	14.6%
Consumer Staples	11.1%
Materials	6.3%
Industrials	6.0%
Telecommunication Services	4.5%
Healthcare	4.1%
Energy	3.8%
Utilities	1.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd., ADR	4.0%
Samsung Electronics Co., Ltd.	3.2%
Baidu, Inc., ADR	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Naspers Ltd., Class N	1.6%
JD.com, Inc., ADR	1.5%
Reliance Industries Ltd., GDR	1.1%
Lukoil PJSC, ADR	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index.

The Fund returned -11.69% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund’s position in Hungary contributed the most positively to performance. The Fund’s position in India created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-11.69%	-7.28%
Fund Market Price Returns	-12.00%	-7.09%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-9.21%	-5.13%
MSCI Emerging Markets Index	-12.03%	-7.83%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	7

Performance Summary (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

(formerly, WisdomTree Emerging Markets Equity Income Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	24.5%
Energy	16.1%
Telecommunication Services	14.4%
Materials	14.3%
Information Technology	12.4%
Utilities	6.4%
Consumer Discretionary	5.4%
Industrials	4.8%
Consumer Staples	1.2%
Healthcare	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
CNOOC Ltd.	4.1%
Gazprom PAO, ADR	3.8%
MMC Norilsk Nickel PJSC, ADR	3.1%
Lukoil PJSC, ADR	3.1%
China Construction Bank Corp., Class H	2.5%
Chunghwa Telecom Co., Ltd.	2.0%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
MTN Group Ltd.	1.7%
MediaTek, Inc.	1.6%
Vale S.A.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index. Prior to August 31, 2015, the WisdomTree Emerging Markets High Dividend Index was named the WisdomTree Emerging Markets Equity Income Index.

The Fund returned -14.07% for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in South Korea. The Fund’s position in China created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-14.07%	-9.95%	-6.49%	-0.17%
Fund Market Price Returns	-14.13%	-10.25%	-6.77%	-0.56%
WisdomTree Emerging Markets High Dividend Index	-13.26%	-8.92%	-5.46%	0.86%
MSCI Emerging Markets Index	-12.03%	-4.50%	-4.13%	-1.25%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

(formerly, WisdomTree Emerging Markets Dividend Growth Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Information Technology	18.0%
Financials	17.2%
Consumer Staples	16.1%
Consumer Discretionary	14.1%
Telecommunication Services	12.5%
Industrials	9.2%
Investment Company	3.7%
Healthcare	2.4%
Materials	2.3%
Energy	2.2%
Utilities	1.9%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
Ambev S.A.	5.3%
Evergrande Real Estate Group Ltd.	4.7%
iPath MSCI India Index ETN	3.7%
BB Seguridade Participacoes S.A.	3.5%
Vodacom Group Ltd.	3.2%
Advanced Info Service PCL, NVDR	3.1%
Telekomunikasi Indonesia Persero Tbk PT	3.0%
China Overseas Land & Investment Ltd.	2.6%
Tencent Holdings Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree Emerging Markets Quality Dividend Growth Index was named the WisdomTree Emerging Markets Dividend Growth Index.

The Fund returned -9.89% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in South Korea. The Fund’s position in South Africa created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-9.89%	-4.38%
Fund Market Price Returns	-10.21%	-5.15%
WisdomTree Emerging Markets Quality Dividend Growth Index	-9.20%	-3.47%
MSCI Emerging Markets Index	-12.03%	-2.64%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	9

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	21.5%
Information Technology	18.1%
Consumer Discretionary	16.0%
Industrials	14.2%
Materials	11.0%
Consumer Staples	6.3%
Utilities	5.6%
Energy	2.9%
Healthcare	2.7%
Telecommunication Services	0.6%
Investment Company	0.6%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Inventec Corp.	1.0%
Cia Siderurgica Nacional S.A.	0.9%
Novatek Microelectronics Corp.	0.9%
Transmissora Alianca de Energia Eletrica S.A.	0.8%
CIFI Holdings Group Co., Ltd.	0.7%
Synnex Technology International Corp.	0.7%
Ruentex Industries Ltd.	0.7%
KWG Property Holding Ltd.	0.6%
Coronation Fund Managers Ltd.	0.6%
WPG Holdings Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned -12.20% for the fiscal ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Brazil. The Fund’s position in China created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-12.20%	-6.70%	-3.51%	-0.34%
Fund Market Price Returns	-12.02%	-7.06%	-3.65%	-0.37%
WisdomTree Emerging Markets SmallCap Dividend Index	-11.21%	-5.74%	-2.37%	0.81%
MSCI Emerging Markets Small Cap Index	-9.20%	-2.69%	-2.56%	-1.24%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

(formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Discretionary	18.1%
Consumer Staples	15.7%
Information Technology	15.2%
Financials	12.6%
Healthcare	10.0%
Industrials	9.8%
Energy	5.9%
Materials	4.0%
Telecommunication Services	2.9%
Utilities	2.8%
Investment Company	2.5%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Ambev S.A.	5.1%
Gazprom PAO, ADR	4.6%
Imperial Brands PLC	4.2%
Novo Nordisk A/S, Class B	2.9%
Industria de Diseno Textil S.A.	2.9%
Hennes & Mauritz AB, Class B	2.5%
iPath MSCI India Index ETN	2.4%
Evergrande Real Estate Group Ltd.	2.3%
Roche Holding AG, Bearer Shares	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree Global ex-U.S. Quality Dividend Growth Index was named the WisdomTree Global ex-U.S. Dividend Growth Index.

The Fund returned -5.42% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the United Kingdom. The Fund’s position in South Africa created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-5.42%	-0.94%	-0.65%	1.81%
Fund Market Price Returns	-6.28%	-1.28%	-0.95%	1.78%
WisdomTree Japan Equity Income/Global ex-U.S. Quality Dividend Growth Spliced Index[2]	-4.93%	-0.40%	0.03%	2.38%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[3]	-6.08%	1.92%	1.60%	3.46%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

[2]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Quality Dividend Growth Index thereafter.

[3]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	11

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Real Estate Management & Development	52.2%
Real Estate Investment Trusts (REITs)	47.4%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Evergrande Real Estate Group Ltd.	3.8%
Sun Hung Kai Properties Ltd.	3.4%
Unibail-Rodamco SE	3.3%
Scentre Group	2.8%
Country Garden Holdings Co., Ltd.	2.1%
China Overseas Land & Investment Ltd.	2.1%
Wharf Holdings Ltd. (The)	2.0%
Link REIT	1.7%
Westfield Corp.	1.7%
Stockland	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned -3.89% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Australia. The Fund’s position in Hong Kong created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-3.89%	1.58%	4.29%	-1.12%
Fund Market Price Returns	-3.78%	1.32%	4.16%	-1.26%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[2]	-3.74%	1.76%	4.45%	-0.97%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	-1.16	2.71	6.18	-0.75
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.

[2]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Electric Utilities	37.2%
Independent Power & Renewable Electricity Producers	23.2%
Multi-Utilities	17.5%
Gas Utilities	14.1%
Water Utilities	6.7%
Investment Company	1.0%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Fortum Oyj	2.5%
Snam SpA	2.2%
Meridian Energy Ltd.	2.1%
Contact Energy Ltd.	2.1%
Engie S.A.	2.1%
CEZ AS	2.0%
E.ON SE	2.0%
SSE PLC	1.9%
TransAlta Corp.	1.9%
Tractebel Energia S.A.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Utilities Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The Fund returned -5.18% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Italy. The Fund’s position in China created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-5.18%	0.47%	-1.55%	-0.70%
Fund Market Price Returns	-5.74%	0.15%	-1.72%	-0.86%
WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index[2]	-4.87%	0.74%	-1.49%	-0.52%
S&P Global 1200 Utilities/S&P Developed ex-U.S. BMI Utilities Spliced Index[3]	0.40%	4.75%	-0.06%	-0.21%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006.

[2]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.
[3]	S&P Global 1200 Utilities Sector Index through March 31, 2008; S&P Developed ex-U.S. BMI Utilities Sector Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	13

Performance Summary (unaudited)

WisdomTree Global High Dividend Fund (DEW)

(formerly, WisdomTree Global Equity Income Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	23.3%
Energy	13.8%
Telecommunication Services	11.0%
Consumer Staples	10.1%
Utilities	8.9%
Industrials	7.6%
Healthcare	7.4%
Consumer Discretionary	6.9%
Information Technology	5.9%
Materials	4.6%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Exxon Mobil Corp.	3.1%
AT&T, Inc.	3.0%
Verizon Communications, Inc.	2.7%
General Electric Co.	2.6%
Johnson & Johnson	2.2%
Chevron Corp.	2.2%
Procter & Gamble Co. (The)	1.9%
Philip Morris International, Inc.	1.8%
Pfizer, Inc.	1.5%
Coca-Cola Co. (The)	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index. Prior to August 31, 2015, the WisdomTree Global High Dividend Index was named the WisdomTree Global Equity Income Index.

The Fund returned -3.77% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the United States of America. The Fund’s position in Australia created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-3.77%	1.75%	2.52%	2.38%
Fund Market Price Returns	-4.05%	1.33%	2.28%	2.25%
WisdomTree Europe Equity Income/Global High Dividend Spliced Index[2]	-4.10%	1.79%	2.57%	2.63%
MSCI Europe Value/MSCI AC World Spliced Index[3]	-4.34%	5.54%	5.22%	3.55%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

[2]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global High Dividend Index thereafter.

[3]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Industry Breakdown† as of 3/31/16

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	48.8%
Metals & Mining	23.9%
Chemicals	12.1%
Energy Equipment & Services	9.1%
Food Products	4.6%
Investment Company	1.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Teck Resources Ltd., Class B	3.1%
MMC Norilsk Nickel PJSC, ADR	2.7%
Woodside Petroleum Ltd.	2.7%
Royal Dutch Shell PLC, Class B	2.6%
Vale S.A.	2.3%
BP PLC	2.3%
Royal Dutch Shell PLC, Class A	2.2%
CNOOC Ltd.	2.2%
Repsol S.A.	2.2%
Lukoil PJSC, ADR	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Natural Resources Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The Fund returned -21.91% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in France. The Fund’s position in the United States of America created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-21.91%	-16.67%	-13.94%	-4.43%
Fund Market Price Returns	-22.28%	-16.77%	-14.03%	-4.55%
WisdomTree International Energy Sector/Global Natural Resources Spliced Index[2]	-21.66%	-16.42%	-13.61%	-4.09%
S&P Global 1200 Energy Sector/S&P Developed ex-U.S. BMI Energy Sector/S&P Global Natural Resources Spliced Index[3]	-15.30%	-8.78%	-8.52%	-0.55%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006.

[2]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.

[3]	S&P Global 1200 Energy Sector Index through March 31, 2008; S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011; S&P Global Natural Resources Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	15

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	23.1%
Information Technology	19.5%
Energy	18.7%
Consumer Discretionary	9.9%
Materials	6.2%
Utilities	5.4%
Healthcare	5.3%
Consumer Staples	4.7%
Industrials	4.5%
Telecommunication Services	2.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Reliance Industries Ltd.	10.8%
Infosys Ltd.	9.2%
Housing Development Finance Corp., Ltd.	5.3%
Tata Motors Ltd.	4.3%
Tata Consultancy Services Ltd.	3.7%
ICICI Bank Ltd.	3.3%
Oil & Natural Gas Corp., Ltd.	2.9%
Axis Bank Ltd.	2.4%
HCL Technologies Ltd.	1.9%
NTPC Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned -13.31% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Energy sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.83%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-13.31%	3.70%	-3.90%	-2.25%
Fund Market Price Returns	-13.42%	3.88%	-3.75%	-2.29%
WisdomTree India Earnings Index	-12.16%	4.83%	-2.65%	-0.93%
MSCI India Index	-13.15%	3.82%	-1.88%	-1.14%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	59.0%
Telecommunication Services	23.7%
Industrials	9.2%
Consumer Discretionary	1.9%
Energy	1.8%
Materials	1.3%
Utilities	1.0%
Consumer Staples	0.2%
Other Assets less Liabilities‡	1.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Maroc Telecom	9.3%
Mobile Telecommunications Co. KSC	6.9%
Qatar National Bank SAQ	5.7%
National Bank of Kuwait SAKP	5.6%
First Gulf Bank PJSC	5.2%
Industries Qatar QSC	4.5%
Oman Telecommunications Co. SAOG	3.5%
Ahli United Bank BSC	3.4%
Abu Dhabi Commercial Bank PJSC	3.1%
National Bank of Abu Dhabi PJSC	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned -11.57% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in Morocco. The Fund’s position in Qatar created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, as revised November 12, 2015, the Fund’s annual expense ratio was 0.88%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-11.57%	6.10%	5.60%	-0.72%
Fund Market Price Returns	-12.46%	5.05%	4.75%	-1.16%
WisdomTree Middle East Dividend Index	-10.35%	7.21%	6.03%	0.53%
MSCI Arabian Markets ex-Saudi Arabia Index	-11.79%	2.77%	1.41%	-5.37%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	17

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, Morocco, Tunisia and Lebanon.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the U.S. The S&P Developed ex-U.S. BMI Utilities Index includes companies that are classified as members of the GICS Utilities sector and sub-industries; the S&P Developed Ex-U.S. BMI Materials Index includes companies of the GICS material sector and sub-industries; the S&P Developed Ex-U.S. BMI Energy Index includes companies of the GICS Energy sector and sub-industries.

The S&P Global 1200 Sector Indexes are sub-indices of the S&P Global 1200 Index. The S&P Global 1200 Index represents the global equity market and captures approximately 70% of global market capitalization. The S&P Global 1200 Energy Sector Index consists of all members of the S&P Global 1200 that are classified within the GICS energy sector. The S&P Global 1200 Materials Sector Index consists of all members of the S&P Global 1200 that are classified within the GICS materials sector. The S&P Global 1200 Utilities Sector Index consists of all members of the S&P Global 1200 that are classified within the GICS utilities sector.

18	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited) (continued)

The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific eligibility requirements.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Commodity Country Equity Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Commodities sector.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets Quality Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global ex-U.S. Utilities Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Utilities sector.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree Global Natural Resources Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Natural Resources sector.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	19

Description of Indexes (unaudited) (concluded)

The WisdomTree International Sector Indexes, which encompass Basic Materials, Energy and Utilities, are derived from the WisdomTree International Equity Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

20	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/1/15 to 3/31/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	21

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio Based on the Period 10/1/15 to 3/31/16	Expenses Paid During the Period† 10/1/15 to 3/31/16
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$1,064.10	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
WisdomTree China ex-State-Owned Enterprises Fund
Actual	$1,000.00	$1,103.30	0.53%*	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.35	0.53%*	$2.68
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$1,108.90	0.58%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Emerging Markets Consumer Growth Fund
Actual	$1,000.00	$1,073.30	0.63%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Actual	$1,000.00	$1,073.00	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Emerging Markets High Dividend Fund
Actual	$1,000.00	$1,058.10	0.63%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Emerging Markets Quality Dividend Growth Fund
Actual	$1,000.00	$1,102.70	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,065.90	0.63%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$1,086.00	0.58%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$1,076.50	0.58%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$1,020.70	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global High Dividend Fund
Actual	$1,000.00	$1,081.10	0.58%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$1,010.80	0.58%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93
WisdomTree India Earnings Fund (consolidated)
Actual	$1,000.00	$985.50	0.83%	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	0.83%	$4.19
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$942.40	0.88%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	0.88%	$4.45

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.53% effective July 1, 2015 through July 31, 2016, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

22	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 96.3%
Australia – 22.0%
AGL Energy Ltd.	12,305	$174,167
Amcor Ltd.	21,261	234,695
AMP Ltd.	27,555	122,729
Aurizon Holdings Ltd.	46,549	141,799
Australia & New Zealand Banking Group Ltd.	30,002	541,434
BHP Billiton Ltd.	96,417	1,250,485
Brambles Ltd.	19,586	182,606
Caltex Australia Ltd.	4,200	109,914
CIMIC Group Ltd.	6,182	165,301
Coca-Cola Amatil Ltd.	16,424	111,686
Commonwealth Bank of Australia	16,000	922,115
Crown Resorts Ltd.	10,784	103,363
CSL Ltd.	3,908	304,952
Incitec Pivot Ltd.	23,400	57,421
Insurance Australia Group Ltd.	25,151	107,959
Macquarie Group Ltd.	2,686	136,556
National Australia Bank Ltd.	26,940	543,787
Origin Energy Ltd.	41,567	162,755
QBE Insurance Group Ltd.	8,145	68,357
Ramsay Health Care Ltd.	1,600	75,522
Rio Tinto Ltd.	10,352	339,952
Sonic Healthcare Ltd.	7,575	109,432
Suncorp Group Ltd.	13,850	126,890
Telstra Corp., Ltd.	291,503	1,195,192
Wesfarmers Ltd.	25,053	798,825
Westpac Banking Corp.	32,658	762,457
Woodside Petroleum Ltd.	34,269	684,342
Woolworths Ltd.	29,455	500,747

Total Australia		10,035,440
China – 21.2%
AAC Technologies Holdings, Inc.(a)	11,500	87,919
Agricultural Bank of China Ltd. Class H	299,000	107,549
ANTA Sports Products Ltd.	31,000	68,262
Bank of China Ltd. Class H	744,255	308,965
Bank of Communications Co., Ltd. Class H	282,955	186,045
Beijing Enterprises Holdings Ltd.	7,000	38,310
Belle International Holdings Ltd.	293,000	169,608
China Construction Bank Corp. Class H	2,136,100	1,363,196
China Life Insurance Co., Ltd. Class H	24,396	60,199
China Merchants Bank Co., Ltd. Class H	27,904	58,639
China Merchants Holdings International Co., Ltd.	33,223	98,728
China Mobile Ltd.	233,234	2,599,491
China Overseas Land & Investment Ltd.	33,065	104,653
China Petroleum & Chemical Corp. Class H	392,261	257,409
China Power International Development Ltd.	100,000	51,827
China Resources Land Ltd.	28,000	71,836
China Resources Power Holdings Co., Ltd.	72,218	135,003
China Shenhua Energy Co., Ltd. Class H	124,736	196,193
China Telecom Corp., Ltd. Class H	129,038	68,208
China Unicom Hong Kong Ltd.	210,345	277,692
CITIC Ltd.	173,000	263,184
CNOOC Ltd.	945,561	1,116,648

Country Garden Holdings Co., Ltd.	291,000	$115,551
Evergrande Real Estate Group Ltd.(a)	236,000	182,251
Fosun International Ltd.	46,500	66,184
Guangdong Investment Ltd.	66,000	83,473
Hengan International Group Co., Ltd.	12,500	108,457
Industrial & Commercial Bank of China Ltd. Class H	760,270	425,392
Kunlun Energy Co., Ltd.	114,000	99,059
Lenovo Group Ltd.	171,000	133,157
PetroChina Co., Ltd. Class H	230,919	153,618
Ping An Insurance Group Co. of China Ltd. Class H	21,646	103,534
Shenzhou International Group Holdings Ltd.	14,000	76,168
Shimao Property Holdings Ltd.	36,000	53,281
Sun Art Retail Group Ltd.(a)	93,225	65,984
Tencent Holdings Ltd.	9,900	202,172
Tingyi Cayman Islands Holding Corp.	40,000	44,711
Want Want China Holdings Ltd.(a)	109,000	80,803

Total China		9,683,359
Hong Kong – 7.6%
AIA Group Ltd.	26,925	152,562
Bank of East Asia Ltd. (The)(a)	20,000	74,776
BOC Hong Kong Holdings Ltd.	87,889	262,311
Cathay Pacific Airways Ltd.	62,000	107,269
CLP Holdings Ltd.	44,104	398,875
Galaxy Entertainment Group Ltd.	35,000	131,308
Hang Lung Properties Ltd.	40,000	76,426
Hang Seng Bank Ltd.	13,003	229,833
Henderson Land Development Co., Ltd.	15,196	93,352
Hong Kong & China Gas Co., Ltd.	122,062	228,181
Hong Kong Exchanges and Clearing Ltd.	6,135	147,748
MTR Corp., Ltd.	82,765	409,741
New World Development Co., Ltd.	95,409	90,900
Power Assets Holdings Ltd.	36,079	369,090
Sino Land Co., Ltd.	46,924	74,289
Sun Hung Kai Properties Ltd.	17,534	214,412
Swire Pacific Ltd. Class A	6,000	64,591
Swire Pacific Ltd. Class B	40,000	77,973
Swire Properties Ltd.	33,800	91,292
Wharf Holdings Ltd. (The)	22,350	122,173
Wheelock & Co., Ltd.	13,000	58,074

Total Hong Kong		3,475,176
India – 0.3%
Infosys Ltd.	100	1,840
Infosys Ltd. ADR	6,967	132,512

Total India		134,352
Indonesia – 2.8%
Astra International Tbk PT	634,661	347,005
Bank Central Asia Tbk PT	74,275	74,499
Bank Mandiri Persero Tbk PT	141,324	109,777
Bank Rakyat Indonesia Persero Tbk PT	145,900	125,709
Telekomunikasi Indonesia Persero Tbk PT	1,503,500	377,009
Unilever Indonesia Tbk PT	70,735	228,982

Total Indonesia		1,262,981

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	23

Schedule of Investments (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2016

Investments	Shares	Value

Malaysia – 4.8%
Axiata Group Bhd	141,300	$213,317
DiGi.Com Bhd	158,500	200,690
Genting Malaysia Bhd	440	512
IOI Corp. Bhd	83,600	97,924
Kuala Lumpur Kepong Bhd	16,300	100,269
Malayan Banking Bhd	112,094	259,154
Maxis Bhd	168,100	273,596
MISC Bhd	37,000	84,403
Petronas Chemicals Group Bhd	96,408	165,808
Petronas Gas Bhd	30,300	170,857
Public Bank Bhd	23,490	113,070
Sime Darby Bhd	107,600	219,254
Telekom Malaysia Bhd	59,700	100,992
Tenaga Nasional Bhd	60,500	216,166

Total Malaysia		2,216,012
Philippines – 2.1%
Aboitiz Equity Ventures, Inc.	65,350	92,252
Aboitiz Power Corp.	151,000	144,130
Globe Telecom, Inc.	1,840	88,713
Manila Electric Co.	20,750	145,559
Philippine Long Distance Telephone Co.	6,370	273,919
SM Investments Corp.	5,586	115,190
Universal Robina Corp.	19,620	92,379

Total Philippines		952,142
Singapore – 6.0%
CapitaLand Ltd.	36,000	82,073
DBS Group Holdings Ltd.	15,817	180,652
Hutchison Port Holdings Trust	360,007	180,004
Jardine Cycle & Carriage Ltd.	6,878	204,460
Keppel Corp., Ltd.	55,484	240,214
Oversea-Chinese Banking Corp., Ltd.	28,001	183,818
Singapore Airlines Ltd.	11,457	97,162
Singapore Technologies Engineering Ltd.	76,225	182,836
Singapore Telecommunications Ltd.	340,177	965,005
United Overseas Bank Ltd.	13,774	193,016
Wilmar International Ltd.	85,800	214,086

Total Singapore		2,723,326
South Korea – 9.1%
Coway Co., Ltd.	1,131	95,437
Hyundai Mobis Co., Ltd.	707	153,937
Hyundai Motor Co.	2,517	335,644
Kangwon Land, Inc.	3,049	109,045
KB Financial Group, Inc.	1,868	52,025
Kia Motors Corp.	3,889	164,252
Korea Electric Power Corp.	3,500	184,243
Korea Zinc Co., Ltd.	166	69,892
KT&G Corp.	2,217	213,248
LG Chem Ltd.	528	151,207
LG Corp.	1,678	100,510
LG Display Co., Ltd.	2,000	46,520
LG Household & Health Care Ltd.	9	7,437

POSCO	2,006	$385,027
S-Oil Corp.	1,200	102,728
Samsung Electronics Co., Ltd.	1,088	1,248,213
Samsung Life Insurance Co., Ltd.	994	102,129
Shinhan Financial Group Co., Ltd.	2,700	95,619
SK Holdings Co., Ltd.	453	88,334
SK Hynix, Inc.	3,000	73,846
SK Telecom Co., Ltd.	473	86,237
SK Telecom Co., Ltd. ADR(a)	8,459	170,618
Woori Bank	12,100	100,093

Total South Korea		4,136,241
Taiwan – 16.0%
Advanced Semiconductor Engineering, Inc.	205,175	238,746
Asustek Computer, Inc.	19,740	177,258
Catcher Technology Co., Ltd.	7,000	57,420
Cathay Financial Holding Co., Ltd.	105,614	126,504
Cheng Shin Rubber Industry Co., Ltd.	71,948	144,638
China Steel Corp.	376,078	261,749
Chunghwa Telecom Co., Ltd.	174,436	593,486
CTBC Financial Holding Co., Ltd.	159,805	84,411
Delta Electronics, Inc.	48,415	213,613
Far Eastern New Century Corp.	101,683	83,093
Far EasTone Telecommunications Co., Ltd.	68,000	152,337
First Financial Holding Co., Ltd.	112	55
Formosa Chemicals & Fibre Corp.	46,685	116,335
Formosa Petrochemical Corp.	62,511	179,663
Formosa Plastics Corp.	67,444	167,227
Fubon Financial Holding Co., Ltd.	107,803	137,333
Hon Hai Precision Industry Co., Ltd.	286,120	753,883
Hua Nan Financial Holdings Co., Ltd.	86,536	43,021
Largan Precision Co., Ltd.	1,000	77,523
MediaTek, Inc.	61,000	468,152
Mega Financial Holding Co., Ltd.	170,827	121,549
Nan Ya Plastics Corp.	140,537	295,187
Pegatron Corp.	58,000	135,341
President Chain Store Corp.	17,000	123,866
Quanta Computer, Inc.	124,000	216,530
Taiwan Mobile Co., Ltd.	87,100	282,810
Taiwan Semiconductor Manufacturing Co., Ltd.	390,241	1,964,300
Uni-President Enterprises Corp.	62,346	109,450

Total Taiwan		7,325,480
Thailand – 4.4%
Advanced Info Service PCL	60,300	311,956
Advanced Info Service PCL NVDR	14,800	76,566
Airports of Thailand PCL NVDR	12,584	143,797
Bangkok Bank PCL NVDR	12,700	64,980
CP ALL PCL	76,200	99,095
Intouch Holdings PCL NVDR	98,285	178,103
Krung Thai Bank PCL NVDR	142,100	75,533
PTT Exploration & Production PCL	72,513	144,799
PTT Global Chemical PCL	88,694	152,529
PTT PCL	46,600	370,892
PTT PCL NVDR	8,300	66,060

See Notes to Financial Statements.

24	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2016

Investments	Shares	Value

Siam Cement PCL (The) NVDR	17,771	$235,398
Siam Commercial Bank PCL (The)	21,700	86,973

Total Thailand		2,006,681
TOTAL COMMON STOCKS (Cost: $46,712,798)		43,951,190
EXCHANGE-TRADED FUNDS AND NOTES – 3.1%
United States – 3.1%
iPath MSCI India Index ETN*	21,215	1,332,090
WisdomTree Global ex-U.S. Real Estate Fund(a)(b)	3,650	99,499
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $1,307,165)		1,431,589
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $489,837)(d)	489,837	489,837
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $48,509,800)		45,872,616
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.5)%		(207,731)

NET ASSETS – 100.0%		$45,664,885

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $609,423 and the total market value of the collateral held by the Fund was $645,429. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $155,592.

ADR – American Depositary Receipt

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	AUD	28,000	USD	21,484	$(55)

CURRENCY LEGEND

AUD – Australian dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	25

Schedule of Investments

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 100.0%
China – 97.0%
Auto Components – 1.2%
Minth Group Ltd.	24,000	$55,880
Xinyi Glass Holdings Ltd.	84,000	55,989

Total Auto Components		111,869
Automobiles – 3.3%
Byd Co., Ltd. Class H*(a)	24,000	137,690
Geely Automobile Holdings Ltd.	180,000	89,112
Great Wall Motor Co., Ltd. Class H	100,500	81,628

Total Automobiles		308,430
Banks – 2.3%
China Minsheng Banking Corp., Ltd. Class H	229,000	213,750
Capital Markets – 1.6%
GF Securities Co., Ltd. Class H*(a)	60,000	146,354
Communications Equipment – 0.3%
ZTE Corp. Class H†	17,000	31,034
Diversified Consumer Services – 2.6%
New Oriental Education & Technology Group, Inc. ADR	4,648	160,775
TAL Education Group ADR*(a)	1,546	76,805

Total Diversified Consumer Services		237,580
Electronic Equipment, Instruments & Components – 1.7%
AAC Technologies Holdings, Inc.(a)	16,000	122,322
Sunny Optical Technology Group Co., Ltd.(a)	13,000	36,537

Total Electronic Equipment, Instruments & Components		158,859
Food & Staples Retailing – 0.6%
Sun Art Retail Group Ltd.(a)	75,500	53,438
Food Products – 5.6%
China Huishan Dairy Holdings Co., Ltd.(a)	185,000	69,644
Tingyi Cayman Islands Holding Corp.	56,000	62,595
Uni-President China Holdings Ltd.	50,000	39,902
Want Want China Holdings Ltd.(a)	237,000	175,690
WH Group Ltd.*(b)	247,000	178,964

Total Food Products		526,795
Health Care Equipment & Supplies – 0.4%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	60,000	38,213
Insurance – 8.9%
Ping An Insurance Group Co. of China Ltd. Class H	174,000	832,251
Internet & Catalog Retail – 16.0%
Ctrip.com International Ltd. ADR*	12,266	542,893
JD.com, Inc. ADR*	30,703	813,629
Vipshop Holdings Ltd. ADR*	11,101	142,981

Total Internet & Catalog Retail		1,499,503
Internet Software & Services – 31.7%
21Vianet Group, Inc. ADR*	1,354	27,039
Alibaba Group Holding Ltd. ADR*	9,502	750,943
Autohome, Inc. ADR*(a)	900	25,146

Baidu, Inc. ADR*	4,388	$837,581
Bitauto Holdings Ltd. ADR*	694	17,204
NetEase, Inc. ADR	1,472	211,350
Qihoo 360 Technology Co., Ltd. ADR*	1,959	148,003
SINA Corp.*	1,099	52,060
Sohu.com, Inc.*	614	30,418
SouFun Holdings Ltd. ADR	5,166	30,944
Tencent Holdings Ltd.	35,700	729,046
Youku Tudou, Inc. ADR*	2,148	59,049
YY, Inc. ADR*	699	43,051

Total Internet Software & Services		2,961,834
Machinery – 1.8%
China Conch Venture Holdings Ltd.	64,363	126,958
Haitian International Holdings Ltd.	24,000	41,152

Total Machinery		168,110
Multiline Retail – 0.5%
Intime Retail Group Co., Ltd.(a)	59,000	47,997
Personal Products – 2.6%
Hengan International Group Co., Ltd.	27,500	238,605
Pharmaceuticals – 3.5%
China Medical System Holdings Ltd.	44,000	61,037
CSPC Pharmaceutical Group Ltd.	86,000	77,834
Luye Pharma Group Ltd.*	48,607	37,599
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	13,500	37,246
Sino Biopharmaceutical Ltd.	155,000	116,302

Total Pharmaceuticals		330,018
Real Estate Management & Development – 6.9%
China Vanke Co., Ltd. Class H	47,976	117,643
Country Garden Holdings Co., Ltd.	282,000	111,978
Dalian Wanda Commercial Properties Co., Ltd. Class H(b)	21,700	128,551
Evergrande Real Estate Group Ltd.(a)	170,000	131,282
Longfor Properties Co., Ltd.	44,500	63,452
Renhe Commercial Holdings Co., Ltd.*(a)	770,000	30,774
Shimao Property Holdings Ltd.	43,500	64,382

Total Real Estate Management & Development		648,062
Road & Rail – 0.5%
CAR, Inc.*(a)	36,635	42,980
Semiconductors & Semiconductor Equipment – 0.7%
GCL-Poly Energy Holdings Ltd.(a)	208,000	34,324
Hanergy Thin Film Power Group Ltd.*†	502,000	6,472
Xinyi Solar Holdings Ltd.	78,000	27,755

Total Semiconductors & Semiconductor Equipment		68,551
Software – 0.4%
Kingsoft Corp., Ltd.(a)	14,000	32,813
Specialty Retail – 0.6%
GOME Electrical Appliances Holding Ltd.(a)	410,000	59,202

See Notes to Financial Statements.

26	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2016

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 3.3%
ANTA Sports Products Ltd.	35,000	$77,071
Belle International Holdings Ltd.	184,000	106,511
Shenzhou International Group Holdings Ltd.	23,000	125,133

Total Textiles, Apparel & Luxury Goods		308,715
Total China		9,064,963
Hong Kong – 2.3%
Electrical Equipment – 0.6%
Tech Pro Technology Development Ltd.*(a)	190,000	57,564
Household Durables – 0.4%
Skyworth Digital Holdings Ltd.	60,000	37,130
Media – 1.0%
Alibaba Pictures Group Ltd.*(a)	420,000	95,842
Specialty Retail – 0.3%
BEP International Holdings Ltd.	280,000	22,381

Total Hong Kong		212,917
United States – 0.7%
Biotechnology – 0.7%
China Biologic Products, Inc.*(a)	592	67,772
TOTAL COMMON STOCKS (Cost: $10,380,740)		9,345,652
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.6%
United States – 9.6%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $900,596)(d)	900,596	900,596
TOTAL INVESTMENTS IN SECURITIES – 109.6% (Cost: $11,281,336)		10,246,248
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.6)%		(895,746)

NET ASSETS – 100.0%		$9,350,502

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $37,506, which represents 0.4% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $1,016,683 and the total market value of the collateral held by the Fund was $1,102,395. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $201,799.

ADR – American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	27

Schedule of Investments

WisdomTree Commodity Country Equity Fund (CCXE)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 98.2%
Australia – 11.2%
Amcor Ltd.	1,439	$15,885
AMP Ltd.	2,689	11,977
Aurizon Holdings Ltd.	2,898	8,828
Australia & New Zealand Banking Group Ltd.	3,385	61,088
BHP Billiton Ltd.	6,559	85,067
Brambles Ltd.	1,249	11,645
Commonwealth Bank of Australia	1,775	102,297
CSL Ltd.	254	19,820
Insurance Australia Group Ltd.	2,563	11,001
Macquarie Group Ltd.	268	13,625
National Australia Bank Ltd.	3,001	60,576
Origin Energy Ltd.	2,482	9,718
QBE Insurance Group Ltd.	825	6,924
Rio Tinto Ltd.	684	22,462
Suncorp Group Ltd.	1,486	13,614
Telstra Corp., Ltd.	19,595	80,341
Wesfarmers Ltd.	1,655	52,770
Westpac Banking Corp.	3,585	83,698
Woodside Petroleum Ltd.	2,225	44,433
Woolworths Ltd.	1,937	32,930

Total Australia		748,699
Brazil – 11.7%
Ambev S.A.	48,453	257,304
Banco Bradesco S.A.*	4,785	40,613
Banco do Brasil S.A.	14,156	78,968
Banco Santander Brasil S.A.	12,750	60,980
BB Seguridade Participacoes S.A.	5,743	48,128
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	3,889	16,877
BRF S.A.	1,063	15,390
CCR S.A.	8,546	33,832
Cia Siderurgica Nacional S.A.	8,172	16,487
Cielo S.A.	2,612	25,774
EcoRodovias Infraestrutura e Logistica S.A.	4,493	7,607
Itau Unibanco Holding S.A.	1,160	8,743
Natura Cosmeticos S.A.	2,216	16,595
Tractebel Energia S.A.	2,631	27,231
Transmissora Alianca de Energia Eletrica S.A.	2,791	15,892
Ultrapar Participacoes S.A.	945	18,609
Vale S.A.	19,235	82,226
WEG S.A.	2,845	11,247

Total Brazil		782,503
Canada – 11.7%
Bank of Montreal	653	39,818
Bank of Nova Scotia (The)	1,349	66,196
BCE, Inc.	1,486	68,001
Canadian Imperial Bank of Commerce	387	29,028
Canadian National Railway Co.	449	28,173
Canadian Natural Resources Ltd.	1,176	31,940
Crescent Point Energy Corp.(a)	1,719	23,896
Enbridge, Inc.	1,041	40,692

Great-West Lifeco, Inc.	919	$25,393
Manulife Financial Corp.	1,449	20,590
Potash Corp. of Saskatchewan, Inc.	2,249	38,444
Power Financial Corp.(a)	818	20,535
Royal Bank of Canada	1,499	86,722
Sun Life Financial, Inc.	531	17,201
Suncor Energy, Inc.	1,717	48,014
TELUS Corp.	889	29,060
Thomson Reuters Corp.	998	40,601
Toronto-Dominion Bank (The)	1,717	74,417
TransCanada Corp.(a)	1,240	48,950

Total Canada		777,671
Chile – 10.2%
AES Gener S.A.	51,039	25,834
Aguas Andinas S.A. Class A	58,609	33,541
Banco de Chile	583,241	62,818
Banco de Credito e Inversiones	548	22,191
Banco Santander Chile	1,092,544	53,201
CAP S.A.	3,126	9,252
Cencosud S.A.	11,658	29,449
Cia Cervecerias Unidas S.A.	2,139	24,141
Colbun S.A.	59,045	16,476
Corpbanca S.A.	3,439,784	31,505
Empresa Nacional de Electricidad S.A.	56,752	79,065
Empresa Nacional de Telecomunicaciones S.A.	1,174	10,381
Empresas CMPC S.A.	4,673	10,921
Empresas COPEC S.A.	6,172	59,178
Enersis Americas S.A.	343,665	95,327
Inversiones Aguas Metropolitanas S.A.	7,290	11,596
Inversiones La Construccion S.A.	773	8,798
Ripley Corp. S.A.	21,691	9,867
S.A.C.I. Falabella	11,175	78,166
Sociedad Matriz del Banco de Chile S.A. Class B	36,853	10,466

Total Chile		682,173
New Zealand – 16.4%
Air New Zealand Ltd.	24,005	47,667
Auckland International Airport Ltd.	21,725	96,988
Contact Energy Ltd.	23,014	79,893
EBOS Group Ltd.	1,950	23,287
Fisher & Paykel Healthcare Corp., Ltd.	7,596	51,684
Fletcher Building Ltd.	21,372	117,076
Freightways Ltd.	4,630	20,413
Heartland Bank Ltd.(a)	13,492	11,335
Infratil Ltd.	8,912	20,295
Kathmandu Holdings Ltd.	7,992	9,156
Kiwi Property Group Ltd.	19,439	19,503
Mainfreight Ltd.	1,588	17,486
Meridian Energy Ltd.	68,829	125,205
Nuplex Industries Ltd.	6,223	22,467
Ryman Healthcare Ltd.	4,718	27,352
SKY Network Television Ltd.	16,507	57,075
SKYCITY Entertainment Group Ltd.	15,547	54,079
Spark New Zealand Ltd.	83,707	212,130

See Notes to Financial Statements.

28	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Commodity Country Equity Fund (CCXE)

March 31, 2016

Investments	Shares	Value

Trade Me Group Ltd.	12,339	$37,780
Z Energy Ltd.	9,866	46,237

Total New Zealand		1,097,108
Norway – 13.1%
Aker ASA Class A	426	7,957
Atea ASA*	1,156	11,041
Austevoll Seafood ASA	1,098	9,027
DNB ASA	4,930	58,323
Entra ASA(b)	706	6,658
Gjensidige Forsikring ASA	2,411	41,129
Kongsberg Gruppen ASA(a)	578	9,504
Leroy Seafood Group ASA	306	14,465
Marine Harvest ASA*	2,908	44,826
Norsk Hydro ASA	9,309	38,345
Ocean Yield ASA(a)	1,472	9,877
Orkla ASA	5,840	52,919
Salmar ASA	1,236	30,335
SpareBank 1 SR-Bank ASA	1,097	5,385
Statoil ASA	23,770	374,457
Telenor ASA	5,153	83,420
TGS Nopec Geophysical Co. ASA	767	11,712
Veidekke ASA	702	9,548
Yara International ASA	1,500	56,473

Total Norway		875,401
Russia – 13.7%
Gazprom Neft PAO ADR	483	5,385
Gazprom PAO ADR	42,966	185,312
LSR Group PJSC GDR Reg S	2,882	6,557
Lukoil PJSC ADR	3,945	151,547
Magnit PJSC GDR Reg S	786	31,401
Magnitogorsk Iron & Steel Works OJSC GDR Reg S	1,698	7,369
MegaFon PJSC GDR Reg S	925	10,175
MMC Norilsk Nickel PJSC ADR	11,777	152,041
Mobile TeleSystems PJSC ADR	8,235	66,621
NovaTek OAO GDR Reg S	422	37,917
Novolipetsk Steel GDR Reg S	2,485	31,062
PhosAgro OAO GDR Reg S	990	13,959
Rosneft OAO GDR Reg S	23,700	107,645
Rostelecom PJSC ADR	1,179	10,470
RusHydro PJSC ADR	6,789	6,823
Sberbank of Russia PJSC ADR	1,278	8,895
Severstal PAO GDR Reg S	3,752	39,696
Sistema JSFC GDR Reg S	731	4,722
Tatneft PAO ADR	846	26,937
VTB Bank PJSC GDR Reg S	4,901	10,861

Total Russia		915,395
South Africa – 10.2%
Barclays Africa Group Ltd.(a)	3,501	35,607
Bidvest Group Ltd. (The)	1,018	25,817
Coronation Fund Managers Ltd.	2,269	11,323
FirstRand Ltd.(a)	17,783	58,483
Liberty Holdings Ltd.(a)	1,057	10,390
MMI Holdings Ltd.(a)	7,196	12,183

MTN Group Ltd.(a)	14,393	$132,304
Naspers Ltd. Class N	118	16,535
Nedbank Group Ltd.(a)	1,814	23,958
Rand Merchant Investment Holdings Ltd.(a)	2,949	8,345
Remgro Ltd.	548	9,321
RMB Holdings Ltd.(a)	4,352	18,126
Sanlam Ltd.	5,568	25,928
Sasol Ltd.	3,011	90,391
Shoprite Holdings Ltd.(a)	1,592	18,793
Standard Bank Group Ltd.	5,258	47,361
Tiger Brands Ltd.	623	13,776
Vodacom Group Ltd.	9,266	101,134
Woolworths Holdings Ltd.	2,927	17,845

Total South Africa		677,620
TOTAL COMMON STOCKS (Cost: $8,550,444)		6,556,570
RIGHTS – 0.0%
Chile – 0.0%
Banco de Credito e Inversiones, expiring 4/19/16* (Cost $0)	62	133
EXCHANGE-TRADED FUND – 1.1%
United States – 1.1%
WisdomTree Global Natural Resources Fund(c) (Cost: $65,718)	6,310	73,941
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.0%
United States – 5.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(d)
(Cost: $336,033)(e)	336,033	336,033
TOTAL INVESTMENTS IN SECURITIES – 104.3% (Cost: $8,952,195)		6,966,677
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.3)%		(287,922)

NET ASSETS – 100.0%		$6,678,755

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(e)

At March 31, 2016, the total market value of the Fund’s securities on loan was $386,013 and the total market value of the collateral held by the Fund was $411,350. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $75,317.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	29

Schedule of Investments (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	AUD	10,000	USD	7,698	$5
4/1/2016	BRL	474,581	USD	129,243	(4,668)
4/1/2016	NZD	12,000	USD	8,328	(3)
4/4/2016	CAD	1,500	USD	1,155	(4)
4/4/2016	NZD	2,000	USD	1,383	(6)
					$(4,676)

CURRENCY LEGEND

AUD – Australian dollar
BRL – Brazilian real
CAD – Canadian dollar
NZD – New Zealand dollar
USD – U.S. dollar

See Notes to Financial Statements.

30	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
Brazil – 22.3%
Alupar Investimento S.A.	4,700	$19,694
Ambev S.A.	189,112	1,004,257
Arezzo Industria e Comercio S.A.	2,100	13,836
BB Seguridade Participacoes S.A.	26,122	218,912
BRF S.A.	11,100	160,706
CCR S.A.	16,898	66,896
CETIP S.A. - Mercados Organizados	3,200	36,253
Cia Hering	5,960	24,738
Cielo S.A.	15,900	156,891
CVC Brasil Operadora e Agencia de Viagens S.A.	4,004	18,913
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	16,308	47,994
Equatorial Energia S.A.	8,100	93,616
Estacio Participacoes S.A.	7,678	25,608
Ez Tec Empreendimentos e Participacoes S.A.	11,837	53,908
GAEC Educacao S.A.*	3,500	9,826
Grendene S.A.	8,790	42,412
Guararapes Confeccoes S.A.	728	11,688
Kroton Educacional S.A.	38,300	124,064
Light S.A.	9,500	26,591
Localiza Rent a Car S.A.	3,180	26,667
Lojas Americanas S.A.	13,406	43,464
Lojas Renner S.A.	9,990	58,604
M. Dias Branco S.A.	2,778	52,809
MRV Engenharia e Participacoes S.A.	22,282	74,441
Multiplus S.A.	3,600	33,278
Natura Cosmeticos S.A.	7,912	59,251
Porto Seguro S.A.	6,014	46,225
Sao Martinho S.A.	2,100	28,614
Ser Educacional S.A.(a)	9,000	26,817
Smiles S.A.	3,200	34,321
TOTVS S.A.	2,200	16,885
Tractebel Energia S.A.	9,188	95,095

Total Brazil		2,753,274
Chile – 0.1%
Forus S.A.	5,436	15,442
China – 20.0%
Alibaba Group Holding Ltd. ADR*	4,380	346,151
Autohome, Inc. ADR*(b)	300	8,382
BAIC Motor Corp. Ltd. Class H(a)	95,000	72,751
Baidu, Inc. ADR*	1,022	195,079
CGN Power Co., Ltd. Class H(a)	173,000	58,659
China Life Insurance Co., Ltd. Class H	82,000	202,343
China Machinery Engineering Corp. Class H	26,000	18,168
China Pacific Insurance Group Co., Ltd. Class H	42,600	159,272
China Southern Airlines Co., Ltd. Class H	96,000	60,522
Fuyao Glass Industry Group Co., Ltd. Class H*(a)(b)	22,000	53,209
Great Wall Motor Co., Ltd. Class H	123,000	99,903
Guangzhou Automobile Group Co., Ltd. Class H	70,000	72,829
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	13,552

Hisense Kelon Electrical Holdings Co., Ltd. Class H*	13,000	$5,464
Huadian Fuxin Energy Corp., Ltd. Class H	42,000	9,801
Huaneng Power International, Inc. Class H	118,000	105,578
Huaneng Renewables Corp., Ltd. Class H	52,000	16,157
Jiangsu Expressway Co., Ltd. Class H	28,000	37,687
NetEase, Inc. ADR	447	64,180
New China Life Insurance Co., Ltd. Class H	23,400	82,510
New Oriental Education & Technology Group, Inc. ADR	1,068	36,942
PICC Property & Casualty Co., Ltd. Class H	108,000	197,995
Ping An Insurance Group Co. of China Ltd. Class H	56,000	267,851
Qihoo 360 Technology Co., Ltd. ADR*	366	27,651
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	15,285
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	8,978	24,770
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(b)	54,000	21,999
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	15,400	30,417
Sinopec Engineering Group Co., Ltd. Class H	44,500	36,029
Travelsky Technology Ltd. Class H	15,000	24,560
Tsingtao Brewery Co., Ltd. Class H	8,000	30,374
Vipshop Holdings Ltd. ADR*	1,457	18,766
Xinhua Winshare Publishing and Media Co., Ltd. Class H	18,000	15,571
YY, Inc. ADR*	240	14,782
Zhuzhou CRRC Times Electric Co., Ltd. Class H	4,500	26,281

Total China		2,471,470
India – 2.2%
Apollo Tyres Ltd.	11,341	29,953
Bajaj Auto Ltd.	982	35,677
Britannia Industries Ltd.	608	24,665
Ceat Ltd.	861	14,128
Dabur India Ltd.	3,221	12,155
Exide Industries Ltd.	5,904	12,424
Hero MotoCorp Ltd.	939	41,768
JK Tyre & Industries Ltd.	10,391	13,212
JSW Energy Ltd.	14,063	14,770
Sintex Industries Ltd.	10,308	11,985
SRF Ltd.	730	14,424
Sun TV Network Ltd.	5,706	32,523
Zee Entertainment Enterprises Ltd.	2,837	16,577

Total India		274,261
Indonesia – 7.5%
Alam Sutera Realty Tbk PT	472,900	13,267
Astra Agro Lestari Tbk PT	21,400	29,372
Astra International Tbk PT	546,500	298,803
Bumi Serpong Damai Tbk PT	251,700	34,832
Charoen Pokphand Indonesia Tbk PT	153,600	41,585
Gudang Garam Tbk PT	19,000	93,567
Indofood CBP Sukses Makmur Tbk PT	49,100	56,283
Lippo Cikarang Tbk PT*	21,800	11,632
Matahari Putra Prima Tbk PT	64,000	7,819
Media Nusantara Citra Tbk PT	202,300	33,259

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	31

Schedule of Investments (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2016

Investments	Shares	Value

Pakuwon Jati Tbk PT	967,700	$35,322
Perusahaan Gas Negara Persero Tbk	394,600	77,819
Sawit Sumbermas Sarana Tbk PT	102,900	14,938
Sri Rejeki Isman Tbk PT	587,500	14,311
Summarecon Agung Tbk PT	160,900	19,233
Surya Citra Media Tbk PT	125,700	29,766
Unilever Indonesia Tbk PT	36,500	118,157

Total Indonesia		929,965
Malaysia – 1.4%
Berjaya Auto Bhd	31,100	17,298
Berjaya Sports Toto Bhd	32,400	26,242
British American Tobacco Malaysia Bhd	4,000	55,404
Carlsberg Brewery Malaysia Bhd	4,900	17,558
Mah Sing Group Bhd	52,962	19,276
Sunway Bhd	46,000	37,022

Total Malaysia		172,800
Mexico – 4.6%
Coca-Cola Femsa S.A.B. de C.V. Series L	21,840	182,950
El Puerto de Liverpool S.A.B. de C.V. Class C1	9,000	107,268
Grupo Lala S.A.B. de C.V.	20,800	57,141
Industrias Bachoco S.A.B. de C.V. Series B	13,100	56,580
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	24,120	58,506
La Comer S.A.B. de C.V.*	15,532	16,903
Megacable Holdings S.A.B. de C.V. Series CPO	11,954	49,978
Promotora y Operadora de Infraestructura S.A.B. de C.V.	3,200	35,474

Total Mexico		564,800
Philippines – 1.1%
Puregold Price Club, Inc.	39,200	30,989
Robinsons Retail Holdings, Inc.	14,760	23,721
Universal Robina Corp.	16,970	79,902

Total Philippines		134,612
Poland – 0.2%
CCC S.A.	697	29,916
Russia – 3.5%
Magnit PJSC GDR Reg S	5,427	216,809
MegaFon PJSC GDR Reg S	6,992	76,912
Mobile TeleSystems PJSC ADR	16,790	135,831

Total Russia		429,552
South Africa – 7.8%
Astral Foods Ltd.	1,231	9,290
AVI Ltd.	3,877	22,901
Clicks Group Ltd.	2,808	18,553
Famous Brands Ltd.(b)	1,227	9,752
Foschini Group Ltd. (The)	3,670	35,293
Hosken Consolidated Investments Ltd.	2,418	18,416
Hyprop Investments Ltd.	5,334	42,674
Illovo Sugar Ltd.	12,557	17,630
Imperial Holdings Ltd.	3,572	36,526
Lewis Group Ltd.(b)	4,704	15,032
Massmart Holdings Ltd.	2,339	20,170

Metair Investments Ltd.	7,134	$9,604
Mr. Price Group Ltd.	3,221	38,857
MTN Group Ltd.(b)	25,502	234,421
Oceana Group Ltd.	1,407	11,958
Pick n Pay Stores Ltd.	3,734	17,832
Resilient REIT Ltd.	7,648	70,479
Shoprite Holdings Ltd.(b)	6,973	82,313
SPAR Group Ltd. (The)	2,071	28,021
Sun International Ltd.(b)	3,377	15,774
Super Group Ltd.*	7,987	23,698
Tiger Brands Ltd.	2,241	49,554
Truworths International Ltd.	7,991	53,364
Tsogo Sun Holdings Ltd.	18,156	29,182
Woolworths Holdings Ltd.	8,144	49,651

Total South Africa		960,945
South Korea – 15.8%
Amorepacific Corp.	347	117,275
CJ E&M Corp.	1,077	60,085
CJ O Shopping Co., Ltd.	120	20,777
Com2uSCorp*	178	19,285
Cuckoo Electronics Co., Ltd.	93	16,305
DRB Holding Co., Ltd.	925	10,434
Grand Korea Leisure Co., Ltd.	973	19,441
Hanssem Co., Ltd.	109	21,302
Hyundai Home Shopping Network Corp.	310	35,375
Hyundai Hy Communications & Network Co., Ltd.	3,667	10,902
Hyundai Mobis Co., Ltd.	3,443	749,656
Hyundai Wia Corp.	892	81,899
Kangwon Land, Inc.	2,358	84,332
KT&G Corp.	2,373	228,253
LEADCORP, Inc. (The)	904	7,257
LG Display Co., Ltd.	10,370	241,205
LG Household & Health Care Ltd.	123	101,640
Loen Entertainment, Inc.	180	12,293
Pyeong Hwa Automotive Co., Ltd.	1,005	11,732
Shinsegae Co., Ltd.	439	77,927
WeMade Entertainment Co., Ltd.*	811	22,161

Total South Korea		1,949,536
Taiwan – 6.1%
Catcher Technology Co., Ltd.	10,000	82,028
Cheng Shin Rubber Industry Co., Ltd.	66,000	132,681
Chimei Materials Technology Corp.	21,000	12,789
De Licacy Industrial Co., Ltd.	9,000	10,123
Depo Auto Parts Ind Co., Ltd.	4,000	13,112
Formosa International Hotels Corp.	2,000	12,056
Foxconn Technology Co., Ltd.	23,000	51,597
Highwealth Construction Corp.	35,000	51,112
Holiday Entertainment Co., Ltd.	7,000	12,202
Huaku Development Co., Ltd.	11,000	20,336
Merida Industry Co., Ltd.	5,000	22,138
Nanya Technology Corp.	121,595	150,936
Novatek Microelectronics Corp.	10,000	40,238
Ruentex Development Co., Ltd.	34,000	43,049

See Notes to Financial Statements.

32	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2016

Investments	Shares	Value

Ruentex Industries Ltd.	35,000	$57,637
Test Research, Inc.	7,000	10,723
Yulon Nissan Motor Co., Ltd.	6,000	38,498

Total Taiwan		761,255
Thailand – 4.3%
Amata Corp. PCL NVDR	35,200	12,307
AP Thailand PCL NVDR	95,370	16,537
BEC World PCL NVDR	21,500	17,265
CH Karnchang PCL NVDR	24,200	17,541
Charoen Pokphand Foods PCL NVDR	134,300	93,147
CP ALL PCL NVDR	60,900	79,198
GFPT PCL NVDR	40,700	13,999
Home Product Center PCL NVDR	129,059	30,265
Intouch Holdings PCL NVDR	35,600	64,511
Jasmine International PCL NVDR	415,700	41,121
LPN Development PCL NVDR	26,200	10,426
Minor International PCL NVDR	45,120	47,454
MK Restaurants Group PCL NVDR	9,200	13,926
Pruksa Real Estate PCL NVDR	40,200	30,853
Robinson Department Store PCL NVDR	14,000	19,997
Supalai PCL NVDR	49,700	26,418

Total Thailand		534,965
Turkey – 2.7%
Aksa Akrilik Kimya Sanayii AS	5,135	19,040
BIM Birlesik Magazalar AS	2,183	47,332
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,237	14,526
Dogus Otomotiv Servis ve Ticaret AS	9,383	41,921
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,088	41,880
Saf Gayrimenkul Yatirim Ortakligi AS	49,080	13,770
Tat Gida Sanayi A/S*	8,802	18,537
TAV Havalimanlari Holding AS	4,936	29,468
Tofas Turk Otomobil Fabrikasi AS	10,428	84,663
Ulker Biskuvi Sanayi AS	2,706	20,086

Total Turkey		331,223
TOTAL COMMON STOCKS (Cost: $13,357,768)		12,314,016
WARRANTS – 0.0%
South Africa – 0.0%
Adcock Ingram Holdings Ltd., 07/26/19* (Cost: $0)	182	49
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $269,888)(d)	269,888	269,888
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $13,627,656)		12,583,953
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.8)%		(226,834)

NET ASSETS – 100.0%		$12,357,119

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $350,230 and the total market value of the collateral held by the Fund was $368,414. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $98,526.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	TRY	6,600	USD	2,337	$(7)
4/4/2016	ZAR	10,000	USD	677	(3)
4/5/2016	ZAR	171,432	HKD	90,000	(53)
					$(63)

CURRENCY LEGEND

HKD – Hong Kong dollar
TRY – Turkish New lira
USD – U.S. dollar
ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	33

Schedule of Investments

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
Brazil – 4.1%
Ambev S.A.	3,382	$17,960
Banco Bradesco S.A.*	361	3,064
Banco Santander Brasil S.A.	345	1,650
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,661	7,208
BRF S.A.	467	6,761
CCR S.A.	815	3,226
CETIP S.A. - Mercados Organizados	135	1,529
Cielo S.A.	474	4,677
CPFL Energia S.A.*	816	4,513
Embraer S.A.	511	3,439
Equatorial Energia S.A.	163	1,884
Hypermarcas S.A.*	200	1,587
Itau Unibanco Holding S.A.	300	2,261
JBS S.A.	739	2,283
Klabin S.A.	633	3,460
Kroton Educacional S.A.	991	3,210
Lojas Renner S.A.	555	3,256
Raia Drogasil S.A.	263	3,874
Tim Participacoes S.A.	933	2,106
TOTVS S.A.	100	768
Tractebel Energia S.A.	88	911
Ultrapar Participacoes S.A.	370	7,286
WEG S.A.	511	2,020

Total Brazil		88,933
Chile – 1.5%
Banco de Chile	24,590	2,648
Banco de Credito e Inversiones	33	1,336
Banco Santander Chile	41,659	2,029
Cencosud S.A.	530	1,339
Cia Cervecerias Unidas S.A.	162	1,828
Colbun S.A.	8,356	2,332
Empresa Nacional de Electricidad S.A.	2,139	2,980
Empresa Nacional de Telecomunicaciones S.A.	92	814
Empresas CMPC S.A.	1,256	2,935
Empresas COPEC S.A.	488	4,679
Enersis Americas S.A.	14,044	3,896
S.A.C.I. Falabella	722	5,050

Total Chile		31,866
China – 26.1%
21Vianet Group, Inc. ADR*	79	1,578
AAC Technologies Holdings, Inc.	1,000	7,645
Alibaba Group Holding Ltd. ADR*	1,100	86,933
ANTA Sports Products Ltd.	1,000	2,202
Baidu, Inc. ADR*	302	57,646
Belle International Holdings Ltd.	8,000	4,631
Bitauto Holdings Ltd. ADR*	38	942
Byd Co., Ltd. Class H*	1,000	5,737
CAR, Inc.*	2,000	2,346
China Conch Venture Holdings Ltd.	2,900	5,720
China Huishan Dairy Holdings Co., Ltd.	8,000	3,012

China Medical System Holdings Ltd.	2,000	$2,774
China Minsheng Banking Corp., Ltd. Class H	13,000	12,134
China Vanke Co., Ltd. Class H	2,500	6,130
Country Garden Holdings Co., Ltd.	14,000	5,559
CSPC Pharmaceutical Group Ltd.	4,000	3,620
Ctrip.com International Ltd. ADR*	477	21,112
Dalian Wanda Commercial Properties Co., Ltd. Class H(a)	1,100	6,516
Evergrande Real Estate Group Ltd.	9,000	6,950
GCL-Poly Energy Holdings Ltd.	11,000	1,815
Geely Automobile Holdings Ltd.	5,000	2,475
GF Securities Co., Ltd. Class H*	3,000	7,318
GOME Electrical Appliances Holding Ltd.	16,000	2,310
Great Wall Motor Co., Ltd. Class H	4,000	3,249
Haitian International Holdings Ltd.	1,000	1,715
Hanergy Thin Film Power Group Ltd.*†	102,000	1,315
Hengan International Group Co., Ltd.	1,000	8,677
Intime Retail Group Co., Ltd.	2,500	2,034
JD.com, Inc. ADR*	1,200	31,800
Kingsoft Corp., Ltd.	1,000	2,344
Longfor Properties Co., Ltd.	2,000	2,852
Luye Pharma Group Ltd.*	2,500	1,934
NetEase, Inc. ADR	78	11,199
New Oriental Education & Technology Group, Inc. ADR	181	6,261
Ping An Insurance Group Co. of China Ltd. Class H	8,500	40,656
Qihoo 360 Technology Co., Ltd. ADR*	103	7,782
Renhe Commercial Holdings Co., Ltd.*	42,000	1,679
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,548
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	749	2,066
Shenzhou International Group Holdings Ltd.	1,000	5,441
Shimao Property Holdings Ltd.	1,500	2,220
SINA Corp.*	59	2,795
Sino Biopharmaceutical Ltd.	6,000	4,502
Sohu.com, Inc.*	34	1,684
SouFun Holdings Ltd. ADR	251	1,503
Sun Art Retail Group Ltd.	3,000	2,123
Sunny Optical Technology Group Co., Ltd.	1,000	2,811
TAL Education Group ADR*	61	3,030
Tencent Holdings Ltd.	5,600	114,360
Tingyi Cayman Islands Holding Corp.	2,000	2,236
Uni-President China Holdings Ltd.	2,000	1,596
Vipshop Holdings Ltd. ADR*	422	5,435
Want Want China Holdings Ltd.	9,000	6,672
WH Group Ltd.*(a)	10,000	7,246
Xinyi Glass Holdings Ltd.	4,000	2,666
Xinyi Solar Holdings Ltd.	4,000	1,423
Youku Tudou, Inc. ADR*	123	3,381
YY, Inc. ADR*	42	2,587
ZTE Corp. Class H†	960	1,753

Total China		560,680

See Notes to Financial Statements.

34	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2016

Investments	Shares	Value

Czech Republic – 0.3%
Komercni Banka AS	24	$5,308
Hong Kong – 0.5%
Alibaba Pictures Group Ltd.*	20,000	4,564
BEP International Holdings Ltd.	10,000	799
Skyworth Digital Holdings Ltd.	2,000	1,238
Tech Pro Technology Development Ltd.*	10,000	3,030

Total Hong Kong		9,631
Hungary – 0.4%
OTP Bank PLC	326	8,189
India – 9.1%
Adani Ports & Special Economic Zone Ltd.	821	3,071
Ambuja Cements Ltd.	610	2,142
Asian Paints Ltd.	281	3,685
Aurobindo Pharma Ltd.	289	3,251
Bajaj Auto Ltd.	58	2,107
Bharat Forge Ltd.	110	1,450
Bharti Airtel Ltd.	1,352	7,162
Bharti Infratel Ltd.	487	2,809
Britannia Industries Ltd.	26	1,055
Cadila Healthcare Ltd.	238	1,139
Cairn India Ltd.	497	1,155
Cipla Ltd.	314	2,427
Crompton Greaves Consumer Electricals Ltd.*†	423	649
Crompton Greaves Ltd.	423	312
Dabur India Ltd.	585	2,208
Dr. Reddy’s Laboratories Ltd.	86	3,942
Glenmark Pharmaceuticals Ltd.	160	1,921
HCL Technologies Ltd.	474	5,827
Hero MotoCorp Ltd.	82	3,648
Hindustan Unilever Ltd.	652	8,561
ICICI Bank Ltd. ADR	1,218	8,721
Idea Cellular Ltd.	1,288	2,143
IndusInd Bank Ltd.	348	5,085
Infosys Ltd. ADR	830	15,787
ITC Ltd.	1,665	8,253
JSW Steel Ltd.	115	2,228
Larsen & Toubro Ltd. GDR Reg S	210	3,790
Lupin Ltd.	228	5,093
Mahindra & Mahindra Ltd.	296	5,412
Marico Ltd.	428	1,579
Maruti Suzuki India Ltd.	79	4,433
Motherson Sumi Systems Ltd.	331	1,332
Reliance Communications Ltd.*	1,168	882
Reliance Industries Ltd. GDR(a)	773	23,692
Siemens Ltd.	95	1,578
Sun Pharmaceutical Industries Ltd.	1,019	12,618
Tata Consultancy Services Ltd.	297	11,303
Tata Motors Ltd. ADR*	158	4,590
Tech Mahindra Ltd.	333	2,388
UltraTech Cement Ltd.	72	3,510
United Spirits Ltd.*	45	1,698
UPL Ltd.	311	2,243

Vedanta Ltd.	1,257	$1,705
Wipro Ltd.	474	4,039
Yes Bank Ltd.	248	3,240

Total India		195,863
Indonesia – 2.4%
Astra International Tbk PT	19,700	10,771
Bank Central Asia Tbk PT	19,100	19,157
Gudang Garam Tbk PT	700	3,447
Indocement Tunggal Prakarsa Tbk PT	900	1,339
Indofood Sukses Makmur Tbk PT	3,900	2,125
Kalbe Farma Tbk PT	17,600	1,918
Lippo Karawaci Tbk PT	24,400	1,923
Matahari Department Store Tbk PT	2,500	3,460
Surya Citra Media Tbk PT	5,200	1,231
Unilever Indonesia Tbk PT	1,500	4,856
United Tractors Tbk PT	1,800	2,077

Total Indonesia		52,304
Malaysia – 3.1%
Astro Malaysia Holdings Bhd	6,200	4,751
British American Tobacco Malaysia Bhd	200	2,770
Dialog Group Bhd	9,100	3,732
Genting Bhd	4,500	11,303
Genting Malaysia Bhd	6,500	7,564
Hong Leong Bank Bhd	1,508	5,218
IOI Corp. Bhd	5,300	6,208
Maxis Bhd	3,700	6,022
PPB Group Bhd	1,300	5,565
SapuraKencana Petroleum Bhd	6,100	2,908
Westports Holdings Bhd	3,400	3,599
YTL Corp. Bhd	10,500	4,414
YTL Power International Bhd	9,300	3,528

Total Malaysia		67,582
Mexico – 5.0%
Alfa S.A.B. de C.V. Class A	2,444	4,947
Alsea S.A.B. de C.V.	263	995
America Movil S.A.B. de C.V. Series L	21,310	16,700
Cemex S.A.B. de C.V. Series CPO*	7,393	5,414
Coca-Cola Femsa S.A.B. de C.V. Series L	263	2,203
El Puerto de Liverpool S.A.B. de C.V. Class C1	160	1,907
Fomento Economico Mexicano S.A.B. de C.V.	1,424	13,860
Gruma S.A.B. de C.V. Class B	118	1,885
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	307	2,761
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	208	3,158
Grupo Bimbo S.A.B. de C.V. Series A*	939	2,798
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,400	13,644
Grupo Financiero Inbursa S.A.B. de C.V. Class O	2,215	4,458
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,179	2,157
Grupo Lala S.A.B. de C.V.	479	1,316
Grupo Mexico S.A.B. de C.V. Series B	2,773	6,739
Grupo Televisa S.A.B. Series CPO	1,537	8,533

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	35

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2016

Investments	Shares	Value

Kimberly-Clark de Mexico S.A.B. de C.V. Class A	833	$2,021
Mexichem S.A.B. de C.V.	788	1,946
Promotora y Operadora de Infraestructura S.A.B. de C.V.	138	1,850
Telesites S.A.B. de C.V.*	1,836	1,075
Wal-Mart de Mexico S.A.B. de C.V. Series V	3,061	7,323

Total Mexico		107,690
Philippines – 2.2%
Aboitiz Equity Ventures, Inc.	1,700	2,400
Aboitiz Power Corp.	1,300	1,241
Ayala Corp.	250	4,072
Ayala Land, Inc.	4,900	3,751
Bank of the Philippine Islands	1,760	3,325
BDO Unibank, Inc.	1,190	2,644
Globe Telecom, Inc.	25	1,205
GT Capital Holdings, Inc.	60	1,811
JG Summit Holdings, Inc.	2,440	4,205
Manila Electric Co.	170	1,193
Megaworld Corp.	14,000	1,262
Metro Pacific Investments Corp.	9,800	1,249
Metropolitan Bank & Trust Co.	1,480	2,650
Philippine Long Distance Telephone Co.	45	1,935
SM Investments Corp.	310	6,393
SM Prime Holdings, Inc.	10,000	4,767
Universal Robina Corp.	530	2,496

Total Philippines		46,599
Poland – 1.6%
Alior Bank S.A.*	141	2,461
Asseco Poland S.A.	191	3,109
Bank Pekao S.A.	298	13,187
Bank Zachodni WBK S.A.*	60	4,948
Cyfrowy Polsat S.A.*	461	3,006
ING Bank Slaski S.A.	67	2,178
LPP S.A.	1	1,478
mBank S.A.*	21	1,918
Orange Polska S.A.	1,215	2,200

Total Poland		34,485
Russia – 3.1%
Lukoil PJSC ADR	580	22,281
Magnit PJSC GDR Reg S	319	12,744
Mail.ru Group Ltd. GDR Reg S*	97	2,105
MegaFon PJSC GDR Reg S	146	1,606
MMC Norilsk Nickel PJSC ADR	840	10,844
Mobile TeleSystems PJSC ADR	584	4,725
PhosAgro OAO GDR Reg S	118	1,664
Polymetal International PLC	249	2,430
Severstal PAO GDR Reg S	222	2,349
Sistema JSFC GDR Reg S	244	1,576
X5 Retail Group N.V. GDR Reg S*	131	2,777
Yandex N.V. Class A*	159	2,436

Total Russia		67,537

South Africa – 6.8%
AngloGold Ashanti Ltd.*	302	$4,199
Aspen Pharmacare Holdings Ltd.*	160	3,483
AVI Ltd.	232	1,370
Barclays Africa Group Ltd.(b)	281	2,858
Bidvest Group Ltd. (The)	207	5,250
Capitec Bank Holdings Ltd.	53	2,065
Clicks Group Ltd.	138	912
Discovery Ltd.	355	2,933
FirstRand Ltd.	2,908	9,564
Foschini Group Ltd. (The)	115	1,106
Gold Fields Ltd.	625	2,484
Impala Platinum Holdings Ltd.*	590	1,885
Imperial Holdings Ltd.(b)	206	2,107
Investec Ltd.	246	1,838
Life Healthcare Group Holdings Ltd.	511	1,240
Mediclinic International PLC	177	2,284
MMI Holdings Ltd.	749	1,268
Mondi Ltd.	100	1,930
Mr. Price Group Ltd.	133	1,604
MTN Group Ltd.	953	8,760
Naspers Ltd. Class N	251	35,172
Nedbank Group Ltd.(b)	212	2,800
Netcare Ltd.	1,063	2,609
Pioneer Foods Group Ltd.	99	936
PSG Group Ltd.	79	1,077
Rand Merchant Investment Holdings Ltd.	503	1,423
Remgro Ltd.	347	5,902
Resilient REIT Ltd.	376	3,465
RMB Holdings Ltd.	499	2,078
Sanlam Ltd.	1,185	5,518
Sappi Ltd.*	392	1,742
Shoprite Holdings Ltd.	249	2,939
Standard Bank Group Ltd.	1,031	9,287
Tiger Brands Ltd.	111	2,455
Truworths International Ltd.	306	2,043
Vodacom Group Ltd.	365	3,984
Woolworths Holdings Ltd.	541	3,298

Total South Africa		145,868
South Korea – 17.1%
Amorepacific Corp.	22	7,435
AMOREPACIFIC Group	21	2,690
BGF retail Co., Ltd.	11	1,578
BNK Financial Group, Inc.	193	1,637
Celltrion, Inc.*	75	7,201
Cheil Worldwide, Inc.	57	847
CJ CGV Co., Ltd.	9	777
CJ CheilJedang Corp.	6	1,823
CJ Corp.	12	2,051
CJ E&M Corp.	18	1,004
CJ Korea Express Corp.*	6	997
Cosmax, Inc.	6	659
Coway Co., Ltd.	36	3,038

See Notes to Financial Statements.

36	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2016

Investments	Shares	Value

Daelim Industrial Co., Ltd.	19	$1,510
DGB Financial Group, Inc.	159	1,237
Dongbu Insurance Co., Ltd.	35	2,323
Doosan Corp.	11	850
Doosan Heavy Industries & Construction Co., Ltd.	60	1,133
E-Mart, Inc.	15	2,302
Green Cross Holdings Corp.	32	1,019
GS Engineering & Construction Corp.*	45	1,074
GS Holdings Corp.	28	1,445
GS Retail Co., Ltd.	26	1,072
Hana Financial Group, Inc.	265	5,747
Hankook Tire Co., Ltd.	65	3,092
Hanmi Pharm Co., Ltd.	4	2,445
Hanmi Science Co., Ltd.	25	3,257
Hanssem Co., Ltd.	11	2,150
Hanwha Chemical Corp.	78	1,702
Hanwha Corp.	52	1,614
Hanwha Life Insurance Co., Ltd.	295	1,728
Hanwha Techwin Co., Ltd.	37	1,306
Hotel Shilla Co., Ltd.	26	1,512
Hyosung Corp.	19	2,393
Hyundai Department Store Co., Ltd.	15	1,804
Hyundai Development Co-Engineering & Construction	48	1,929
Hyundai Engineering & Construction Co., Ltd.	45	1,659
Hyundai Glovis Co., Ltd.	17	2,802
Hyundai Heavy Industries Co., Ltd.*	39	3,632
Hyundai Marine & Fire Insurance Co., Ltd.	65	1,887
Hyundai Mobis Co., Ltd.	46	10,016
Hyundai Motor Co.	105	14,002
Hyundai Steel Co.	58	2,815
Hyundai Wia Corp.	12	1,102
Kakao Corp.	19	1,648
KB Financial Group, Inc.	342	9,525
KB Insurance Co., Ltd.	59	1,757
Kia Motors Corp.	199	8,405
Korea Investment Holdings Co., Ltd.	44	1,691
Korea Zinc Co., Ltd.	9	3,789
KT Corp.	105	2,736
KT&G Corp.	98	9,426
LG Chem Ltd.	35	10,023
LG Corp.	96	5,750
LG Display Co., Ltd.	144	3,349
LG Electronics, Inc.	71	3,824
LG Household & Health Care Ltd.	7	5,784
LG Uplus Corp.	205	1,981
Lotte Chemical Corp.	13	3,882
Lotte Shopping Co., Ltd.	12	2,634
Medy-Tox, Inc.	4	1,544
Meritz Securities Co., Ltd.	370	1,153
Mirae Asset Securities Co., Ltd.	79	1,613
NAVER Corp.	14	7,798
NCSoft Corp.	7	1,552
NH Investment & Securities Co., Ltd.	122	1,059
OCI Co., Ltd.	15	1,390

Orion Corp/Republic of Korea	2	$1,599
Ottogi Corp.	2	1,586
POSCO	55	10,557
S-1 Corp.	14	1,082
Samsung C&T Corp.	67	8,378
Samsung Electro-Mechanics Co., Ltd.	37	1,902
Samsung Electronics Co., Ltd.	59	67,688
Samsung Fire & Marine Insurance Co., Ltd.	35	9,029
Samsung Heavy Industries Co., Ltd.	142	1,372
Samsung Life Insurance Co., Ltd.	93	9,555
Samsung SDS Co., Ltd.	21	3,214
Samsung Securities Co., Ltd.	47	1,642
Shinhan Financial Group Co., Ltd.	416	14,732
Shinsegae Co., Ltd.	6	1,065
SK Holdings Co., Ltd.	26	5,070
SK Hynix, Inc.	272	6,695
SK Innovation Co., Ltd.	45	6,768
SK Telecom Co., Ltd.	32	5,834
ViroMed Co., Ltd.*	11	1,480
Yuhan Corp.	6	1,472

Total South Korea		367,329
Taiwan – 11.5%
Acer, Inc.*	3,000	1,151
Advanced Semiconductor Engineering, Inc.	4,000	4,654
Asia Cement Corp.	1,000	913
AU Optronics Corp.	8,000	2,404
Cathay Financial Holding Co., Ltd.	8,000	9,582
Chang Hwa Commercial Bank Ltd.	6,000	3,076
Cheng Shin Rubber Industry Co., Ltd.	1,000	2,010
China Development Financial Holding Corp.	17,000	4,543
China Life Insurance Co., Ltd.	4,400	3,384
Compal Electronics, Inc.	3,000	1,883
CTBC Financial Holding Co., Ltd.	18,215	9,621
Delta Electronics, Inc.	1,052	4,642
E.Sun Financial Holding Co., Ltd.	8,782	4,912
Eva Airways Corp.*	3,000	1,678
Far Eastern New Century Corp.	3,080	2,517
Far EasTone Telecommunications Co., Ltd.	1,000	2,240
Formosa Chemicals & Fibre Corp.	3,000	7,476
Formosa Petrochemical Corp.	2,000	5,748
Formosa Plastics Corp.	4,000	9,918
Foxconn Technology Co., Ltd.	1,010	2,266
Fubon Financial Holding Co., Ltd.	7,000	8,917
Giant Manufacturing Co., Ltd.	1,000	5,779
Highwealth Construction Corp.	1,000	1,460
Hon Hai Precision Industry Co., Ltd.	7,350	19,366
HTC Corp.	1,000	2,865
Innolux Corp.	8,000	2,796
Inotera Memories, Inc.*	1,000	906
Inventec Corp.	2,000	1,268
Lite-On Technology Corp.	2,005	2,448
MediaTek, Inc.	1,000	7,675
Nan Ya Plastics Corp.	4,000	8,402

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	37

Schedule of Investments (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2016

Investments	Shares	Value

Pegatron Corp.	1,000	$2,333
Pou Chen Corp.	3,000	3,822
Quanta Computer, Inc.	2,000	3,492
Ruentex Industries Ltd.	1,000	1,647
Shin Kong Financial Holding Co., Ltd.	9,449	1,897
Siliconware Precision Industries Co., Ltd.	2,000	3,231
SinoPac Financial Holdings Co., Ltd.	11,662	3,605
Synnex Technology International Corp.	1,000	1,030
Taishin Financial Holding Co., Ltd.	7,000	2,469
Taiwan Cement Corp.	4,000	3,915
Taiwan Mobile Co., Ltd.	1,000	3,247
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	50,336
Teco Electric and Machinery Co., Ltd.	2,000	1,631
Uni-President Enterprises Corp.	4,160	7,303
United Microelectronics Corp.	11,000	4,546
WPG Holdings Ltd.	1,000	1,066
Yuanta Financial Holding Co., Ltd.	11,236	4,015

Total Taiwan		246,085
Thailand – 2.8%
Advanced Info Service PCL NVDR	1,600	8,277
Bangkok Dusit Medical Services PCL NVDR	6,400	4,257
Bank of Ayudhya PCL NVDR	3,000	2,942
Big C Supercenter PCL NVDR	500	3,567
BTS Group Holdings PCL NVDR	9,000	2,290
Bumrungrad Hospital PCL NVDR	500	3,013
Central Pattana PCL NVDR	2,200	3,221
Charoen Pokphand Foods PCL NVDR	3,600	2,497
CP ALL PCL NVDR	5,300	6,892
Delta Electronics Thailand PCL NVDR	500	1,236
Energy Absolute PCL NVDR	2,300	1,458
Glow Energy PCL NVDR	500	1,308
Indorama Ventures PCL NVDR	2,300	1,491
Kasikornbank PCL NVDR	2,000	9,835
Minor International PCL NVDR	2,110	2,219
Thai Union Group PCL NVDR	3,400	2,020
Total Access Communication PCL NVDR	1,400	1,642
True Corp. PCL NVDR*	13,300	2,873

Total Thailand		61,038
Turkey – 1.9%
Akbank TAS	1,717	4,891
Anadolu Efes Biracilik ve Malt Sanayii AS	181	1,378
Arcelik AS	355	2,416
BIM Birlesik Magazalar AS	191	4,141
Enka Insaat ve Sanayi AS	1,120	1,941
Haci Omer Sabanci Holding AS	1,414	4,891
KOC Holding AS	896	4,554
TAV Havalimanlari Holding AS	216	1,290
Tupras Turkiye Petrol Rafinerileri AS*	146	4,114
Turkcell Iletisim Hizmetleri AS	855	3,598
Turkiye Garanti Bankasi AS	2,231	6,529
Ulker Biskuvi Sanayi AS	165	1,225

Total Turkey		40,968

United States – 0.1%
China Biologic Products, Inc.*	20	$2,290
TOTAL COMMON STOCKS (Cost: $2,259,552)		2,140,245
RIGHTS – 0.0%
Chile – 0.0%
Banco de Credito e Inversiones, expiring 4/19/16* (Cost $0)	3	7
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $5,855)(d)	5,855	5,855
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,265,407)		2,146,107
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		1,652

NET ASSETS - 100.0%		$2,147,759
*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,717, which represents 0.2% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $5,574 and the total market value of the collateral held by the Fund was $5,855.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	ZAR	11,188	USD	763	$2

CURRENCY LEGEND

USD – U.S. dollar
ZAR – South African rand

See Notes to Financial Statements.

38	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Brazil – 8.8%
AES Tiete Energia S.A.	227,757	$993,545
Alupar Investimento S.A.	385,256	1,614,292
Banco do Brasil S.A.	2,735,923	15,262,189
Banco Santander Brasil S.A.	2,428,214	11,613,495
BB Seguridade Participacoes S.A.	1,151,168	9,647,204
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	728,657	3,162,174
BR Malls Participacoes S.A.	269,188	1,120,351
CCR S.A.	2,139,946	8,471,626
CETIP S.A. – Mercados Organizados	135,386	1,533,789
Cia Hering	198,454	823,718
Cia Paranaense de Energia	220,474	1,147,162
Cia Siderurgica Nacional S.A.	1,951,279	3,936,694
CVC Brasil Operadora e Agencia de Viagens S.A.	178,512	843,197
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	412,846	1,215,007
EcoRodovias Infraestrutura e Logistica S.A.	1,175,152	1,989,535
Even Construtora e Incorporadora S.A.	580,862	681,824
Ez Tec Empreendimentos e Participacoes S.A.	277,646	1,264,449
Fleury S.A.	208,974	1,270,708
Grendene S.A.	260,504	1,256,947
Light S.A.	242,462	678,675
Mahle-Metal Leve S.A.	186,881	1,242,358
MRV Engenharia e Participacoes S.A.	563,743	1,883,385
Multiplus S.A.	231,124	2,136,462
Natura Cosmeticos S.A.	535,553	4,010,603
Odontoprev S.A.	532,618	1,713,275
Porto Seguro S.A.	152,974	1,175,793
Smiles S.A.	211,385	2,267,140
Tractebel Energia S.A.	657,902	6,809,211
Transmissora Alianca de Energia Eletrica S.A.	697,970	3,974,333
Tupy S.A.	140,055	652,062
Vale S.A.	4,808,070	20,553,685
Via Varejo S.A.	766,107	1,204,068

Total Brazil		116,148,956
Chile – 1.8%
AES Gener S.A.	6,573,182	3,327,080
Aguas Andinas S.A. Class A	6,467,180	3,701,084
Banco de Chile	49,510,321	5,332,541
Banco Santander Chile	95,671,164	4,658,688
CAP S.A.	243,395	720,403
Corpbanca S.A.	210,516,936	1,928,097
Inversiones Aguas Metropolitanas S.A.	1,139,023	1,811,749
Ripley Corp. S.A.	3,888,677	1,768,934

Total Chile		23,248,576
China – 19.9%
Agricultural Bank of China Ltd. Class H	19,377,000	6,969,829
Anhui Expressway Co., Ltd. Class H	635,057	494,517
BAIC Motor Corp. Ltd. Class H(a)	1,487,000	1,138,751

Bank of China Ltd. Class H	45,688,084	$18,966,632
Bank of Communications Co., Ltd. Class H	17,162,287	11,284,355
Belle International Holdings Ltd.	14,081,000	8,151,007
China Aoyuan Property Group Ltd.	2,997,000	610,485
China Construction Bank Corp. Class H	52,129,054	33,267,215
China Everbright Bank Co., Ltd. Class H	4,161,000	2,022,416
China Hongqiao Group Ltd.(b)	6,831,000	4,746,838
China Jinmao Holdings Group Ltd.	5,256,000	1,463,661
China Lilang Ltd.	1,440,000	879,979
China Merchants Bank Co., Ltd. Class H	1,692,932	3,557,611
China National Building Material Co., Ltd. Class H(b)	2,636,000	1,223,431
China Oilfield Services Ltd. Class H(b)	1,880,000	1,468,797
China Petroleum & Chemical Corp. Class H	19,305,799	12,668,843
China Resources Cement Holdings Ltd.(b)	4,896,000	1,495,964
China Resources Power Holdings Co., Ltd.	3,318,000	6,202,629
China Shenhua Energy Co., Ltd. Class H	3,630,000	5,709,497
China Shineway Pharmaceutical Group Ltd.	665,000	801,613
China South City Holdings Ltd.(b)	4,896,000	1,009,934
China Zhongwang Holdings Ltd.(b)	5,530,000	2,730,583
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,011,991	1,063,509
CIFI Holdings Group Co., Ltd.	5,902,000	1,415,284
CIMC Enric Holdings Ltd.	1,496,000	794,621
CNOOC Ltd.	46,045,000	54,376,263
Country Garden Holdings Co., Ltd.	16,995,000	6,748,438
Datang International Power Generation Co., Ltd. Class H	2,638,350	812,946
Dongyue Group Ltd.	3,374,000	595,932
Evergrande Real Estate Group Ltd.(b)	13,424,000	10,366,691
Great Wall Motor Co., Ltd. Class H	2,286,500	1,857,134
Greatview Aseptic Packaging Co., Ltd.	1,257,000	597,989
Huadian Power International Corp., Ltd. Class H	1,134,000	722,223
Huaneng Power International, Inc. Class H	3,298,000	2,950,812
Industrial & Commercial Bank of China Ltd. Class H	46,870,823	26,225,496
Jiangsu Expressway Co., Ltd. Class H	1,136,527	1,529,719
KWG Property Holding Ltd.	1,783,000	1,172,338
Lonking Holdings Ltd.	5,857,000	1,042,043
Shanghai Industrial Holdings Ltd.	668,000	1,574,288
Shenzhen Expressway Co., Ltd. Class H	772,000	673,810
Shenzhen Investment Ltd.	3,934,000	1,562,127
Shimao Property Holdings Ltd.	2,077,000	3,074,042
Sino-Ocean Land Holdings Ltd.	3,190,000	1,509,344
Sinopec Engineering Group Co., Ltd. Class H	1,333,000	1,079,248
SITC International Holdings Co., Ltd.	2,638,000	1,302,582
Sunac China Holdings Ltd.	1,682,000	1,131,952
TCL Communication Technology Holdings Ltd.(b)	1,513,000	994,811
Xingda International Holdings Ltd.	2,828,000	601,582
Xinhua Winshare Publishing and Media Co., Ltd. Class H	812,000	702,441
Xinyi Glass Holdings Ltd.	3,042,000	2,027,595
XTEP International Holdings Ltd.	1,975,000	1,064,326

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	39

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2016

Investments	Shares	Value

Yingde Gases Group Co., Ltd.	2,709,000	$1,037,282
Yuexiu Property Co., Ltd.	8,262,000	1,192,984
Yuexiu Transport Infrastructure Ltd.	1,664,000	1,119,838
Zhejiang Expressway Co., Ltd. Class H	1,296,398	1,390,571
Zijin Mining Group Co., Ltd. Class H(b)	4,774,000	1,477,152

Total China		262,652,000
Czech Republic – 1.9%
CEZ AS	881,993	15,580,440
Komercni Banka AS	24,411	5,399,265
O2 Czech Republic AS	353,014	3,725,541

Total Czech Republic		24,705,246
Hong Kong – 0.3%
Ajisen China Holdings Ltd.	1,319,000	489,743
CP Pokphand Co., Ltd.(b)	17,152,000	1,791,147
Kingboard Chemical Holdings Ltd.	881,500	1,520,582

Total Hong Kong		3,801,472
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	76,643	4,611,834
Indonesia – 1.7%
Adaro Energy Tbk PT	30,600,800	1,488,500
Indo Tambangraya Megah Tbk PT	2,504,600	1,251,355
Indocement Tunggal Prakarsa Tbk PT	4,566,200	6,792,481
Media Nusantara Citra Tbk PT	13,684,300	2,249,757
Perusahaan Gas Negara Persero Tbk	23,417,408	4,618,139
Tambang Batubara Bukit Asam Persero Tbk PT	2,044,126	967,337
United Tractors Tbk PT	3,015,400	3,479,308
Vale Indonesia Tbk PT*	11,340,900	1,496,725

Total Indonesia		22,343,602
Malaysia – 5.7%
AMMB Holdings Bhd	1,932,500	2,278,483
Berjaya Auto Bhd	1,670,600	929,182
Berjaya Sports Toto Bhd	1,334,672	1,081,011
British American Tobacco Malaysia Bhd	283,197	3,922,585
Carlsberg Brewery Malaysia Bhd	254,236	910,988
DiGi.Com Bhd	7,101,547	8,991,834
Felda Global Ventures Holdings Bhd	4,933,800	1,909,532
HAP Seng Consolidated Bhd	1,949,865	3,763,292
JCY International Bhd	3,264,900	610,887
Mah Sing Group Bhd	2,478,900	902,227
Malayan Banking Bhd	6,505,165	15,039,495
Maxis Bhd	7,443,884	12,115,510
Press Metal Bhd	1,323,400	898,888
Sime Darby Bhd	5,137,600	10,468,773
UMW Holdings Bhd	1,261,700	2,221,679
YTL Corp. Bhd	12,880,700	5,414,417
YTL Power International Bhd	8,864,900	3,362,822

Total Malaysia		74,821,605
Mexico – 0.2%
Concentradora Fibra Danhos S.A. de C.V.	707,473	1,484,485
Macquarie Mexico Real Estate Management S.A. de C.V.*	677,157	920,248

Total Mexico		2,404,733
Philippines – 1.2%
Energy Development Corp.	19,224,900	$2,455,042
Nickel Asia Corp.	8,566,800	978,638
Philippine Long Distance Telephone Co.	297,069	12,774,386

Total Philippines		16,208,066
Poland – 2.9%
Asseco Poland S.A.	100,886	1,642,356
Bank Handlowy w Warszawie S.A.	119,128	2,896,661
Bank Pekao S.A.	181,246	8,020,424
Energa S.A.	713,141	2,511,964
KGHM Polska Miedz S.A.	177,250	3,624,150
Lubelski Wegiel Bogdanka S.A.	41,574	428,932
Orange Polska S.A.	1,849,414	3,349,109
PGE Polska Grupa Energetyczna S.A.	2,135,652	8,021,821
Powszechny Zaklad Ubezpieczen S.A.	708,002	6,772,044
Tauron Polska Energia S.A.	1,883,306	1,523,080

Total Poland		38,790,541
Russia – 12.9%
Gazprom PAO ADR	11,537,358	49,760,625
LSR Group PJSC GDR Reg S	605,087	1,376,573
Lukoil PJSC ADR	1,061,728	40,786,281
MMC Norilsk Nickel PJSC ADR	3,166,492	40,879,412
Mobile TeleSystems PJSC ADR	2,229,393	18,035,789
Novolipetsk Steel GDR Reg S	674,475	8,430,938
Severstal PAO GDR Reg S	1,009,568	10,681,230
TMK PAO GDR Reg S	294,776	893,171

Total Russia		170,844,019
South Africa – 8.0%
African Rainbow Minerals Ltd.	212,693	1,374,233
Assore Ltd.	173,017	1,893,917
Astral Foods Ltd.	66,386	501,009
Barclays Africa Group Ltd.(b)	487,646	4,959,679
Barloworld Ltd.	196,853	1,011,836
Coronation Fund Managers Ltd.	322,442	1,609,141
Exxaro Resources Ltd.(b)	287,349	1,406,658
FirstRand Ltd.(b)	2,509,133	8,251,752
Foschini Group Ltd. (The)	189,238	1,819,814
Hudaco Industries Ltd.	21,967	161,302
Hyprop Investments Ltd.	131,798	1,054,438
Imperial Holdings Ltd.(b)	185,708	1,898,999
Lewis Group Ltd.(b)	209,254	668,680
Liberty Holdings Ltd.(b)	150,186	1,476,230
MMI Holdings Ltd.(b)	949,354	1,607,215
MTN Group Ltd.(b)	2,501,301	22,992,650
Nampak Ltd.	837,273	1,212,532
Nedbank Group Ltd.(b)	241,594	3,190,756
PPC Ltd.	644,429	534,541
Reunert Ltd.	218,607	1,029,718
RMB Holdings Ltd.(b)	574,434	2,392,564
Sasol Ltd.	523,267	15,708,683
Sibanye Gold Ltd.	646,104	2,488,124
Standard Bank Group Ltd.	751,443	6,768,505

See Notes to Financial Statements.

40	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2016

Investments	Shares	Value

Truworths International Ltd.(b)	392,603	$2,621,802
Vodacom Group Ltd.	1,594,773	17,406,099

Total South Africa		106,040,877
South Korea – 1.7%
Hite Jinro Co., Ltd.	68,699	1,736,097
POSCO	79,940	15,343,503
Woori Bank	569,587	4,711,694

Total South Korea		21,791,294
Taiwan – 23.2%
AcBel Polytech, Inc.	943,000	780,852
Accton Technology Corp.	1,324,000	1,448,074
Advanced Semiconductor Engineering, Inc.	9,533,000	11,092,805
Alpha Networks, Inc.(b)	1,695,000	890,054
Asia Cement Corp.	4,624,158	4,224,156
Asustek Computer, Inc.	925,000	8,306,146
AU Optronics Corp.(b)	10,393,000	3,122,679
Capital Securities Corp.	3,575,121	975,316
Cathay Financial Holding Co., Ltd.	5,907,000	7,075,405
Cathay Real Estate Development Co., Ltd.	759,000	338,418
Cheng Shin Rubber Industry Co., Ltd.	3,200,000	6,433,010
Cheng Uei Precision Industry Co., Ltd.(b)	568,000	751,827
Chicony Electronics Co., Ltd.(b)	735,276	1,891,650
Chimei Materials Technology Corp.	1,700,000	1,035,297
Chin-Poon Industrial Co., Ltd.(b)	600,000	1,083,147
China Development Financial Holding Corp.	11,791,000	3,150,715
China Metal Products	532,000	490,113
China Steel Chemical Corp.(b)	336,000	1,184,937
China Steel Corp.(b)	16,415,000	11,424,807
China Synthetic Rubber Corp.	1,442,176	1,091,132
ChipMOS TECHNOLOGIES, Inc.(b)	1,262,000	1,319,485
Chong Hong Construction Co., Ltd.(b)	631,050	941,163
Chroma ATE, Inc.(b)	440,000	946,060
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,696,750	951,601
Chunghwa Telecom Co., Ltd.	7,877,000	26,800,009
Clevo Co.(b)	944,000	852,076
Compal Electronics, Inc.	4,251,000	2,668,102
Coxon Precise Industrial Co., Ltd.	461,000	704,735
CTCI Corp.(b)	822,000	1,080,369
Cyberlink Corp.(b)	417,571	952,328
Darwin Precisions Corp.	2,050,000	748,431
Delta Electronics, Inc.	2,070,457	9,135,126
Elan Microelectronics Corp.(b)	567,000	678,272
Elitegroup Computer Systems Co., Ltd.	1,109,000	692,608
Eternal Materials Co., Ltd.	1,253,820	1,279,766
Everlight Electronics Co., Ltd.(b)	801,000	1,334,004
Far Eastern Department Stores Ltd.	1,823,000	957,268
Far Eastern New Century Corp.	4,376,402	3,576,292
Far EasTone Telecommunications Co., Ltd.	3,199,000	7,166,539
Farglory Land Development Co., Ltd.(b)	1,065,000	1,226,021
Feng Hsin Steel Co., Ltd.	944,000	1,233,383
Flytech Technology Co., Ltd.	186,098	638,946
Formosan Rubber Group, Inc.	1,756,000	963,006

Fubon Financial Holding Co., Ltd.	6,242,000	$7,951,839
Getac Technology Corp.	1,290,000	905,854
Gigabyte Technology Co., Ltd.	1,168,000	1,288,342
Greatek Electronics, Inc.	1,262,000	1,443,003
Highwealth Construction Corp.(b)	944,000	1,378,573
Holtek Semiconductor, Inc.	534,000	871,085
Huaku Development Co., Ltd.	383,726	709,411
IEI Integration Corp.(b)	493,000	569,070
Innolux Corp.	14,051,000	4,911,563
Inventec Corp.	7,226,000	4,580,239
Kenda Rubber Industrial Co., Ltd.	745,000	1,185,185
King Yuan Electronics Co., Ltd.	1,628,000	1,446,706
King’s Town Bank Co., Ltd.	1,017,000	699,930
Kinik Co.	581,000	956,780
Kinsus Interconnect Technology Corp.(b)	663,000	1,472,921
Lien Hwa Industrial Corp.	872,000	548,658
Lite-On Technology Corp.	2,868,225	3,502,400
MediaTek, Inc.	2,732,000	20,967,064
Mega Financial Holding Co., Ltd.	8,483,302	6,036,155
Merry Electronics Co., Ltd.(b)	424,000	724,584
Micro-Star International Co., Ltd.	1,765,000	2,717,367
Nanya Technology Corp.(b)	2,902,314	3,602,642
Novatek Microelectronics Corp.	1,196,000	4,812,391
Pegatron Corp.	2,630,000	6,136,994
Powertech Technology, Inc.	830,000	1,882,612
Qisda Corp.(b)	2,492,000	805,270
Quanta Computer, Inc.(b)	5,515,990	9,632,073
Radiant Opto-Electronics Corp.(b)	524,170	1,016,288
Realtek Semiconductor Corp.	943,000	2,593,074
Rechi Precision Co., Ltd.	166,000	136,683
Richtek Technology Corp.	188,000	1,133,234
Ruentex Development Co., Ltd.	1,178,266	1,491,870
Ruentex Industries Ltd.(b)	1,912,000	3,148,645
Sampo Corp.	258,000	107,821
Siliconware Precision Industries Co., Ltd.	4,723,724	7,632,167
Sinbon Electronics Co., Ltd.	454,000	926,790
SinoPac Financial Holdings Co., Ltd.	5,160,000	1,595,265
Syncmold Enterprise Corp.	647,324	1,084,103
Synnex Technology International Corp.(b)	3,050,786	3,142,355
Taiflex Scientific Co., Ltd.(b)	489,254	553,345
Taiwan Cement Corp.	5,034,485	4,927,488
Taiwan Cogeneration Corp.	1,319,000	989,742
Taiwan Fertilizer Co., Ltd.(b)	1,401,000	2,117,781
Taiwan Mobile Co., Ltd.	3,992,253	12,962,666
Taiwan PCB Techvest Co., Ltd.	780,000	833,706
Taiwan Secom Co., Ltd.(b)	421,538	1,218,091
Taiwan Surface Mounting Technology Corp.(b)	769,900	684,164
Test Research, Inc.	368,000	563,709
Test Rite International Co., Ltd.	1,301,000	800,391
Tong Hsing Electronic Industries Ltd.(b)	292,000	842,866
Topco Scientific Co., Ltd.	339,718	632,274
Transcend Information, Inc.	748,000	2,312,516
Tripod Technology Corp.(b)	724,000	1,313,746
TSRC Corp.(b)	1,150,584	974,193

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	41

Schedule of Investments (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2016

Investments	Shares	Value

Tung Ho Steel Enterprise Corp.	1,826,000	$1,109,194
U-Ming Marine Transport Corp.(b)	944,048	747,987
United Integrated Services Co., Ltd.	651,853	1,032,951
United Microelectronics Corp.	12,777,000	5,280,080
Wan Hai Lines Ltd.	4,010,000	2,311,257
Wistron Corp.(b)	3,319,179	2,052,314
WPG Holdings Ltd.	2,405,000	2,563,121
WT Microelectronics Co., Ltd.(b)	944,470	1,129,819
WUS Printed Circuit Co., Ltd.	824,000	760,403
Yuanta Financial Holding Co., Ltd.	6,719,913	2,401,162
Yulon Nissan Motor Co., Ltd.(b)	712,000	4,568,357
Yungtay Engineering Co., Ltd.	567,000	809,522
Zeng Hsing Industrial Co., Ltd.	191,000	881,292

Total Taiwan		306,757,273
Thailand – 6.9%
Advanced Info Service PCL	3,260,261	16,866,615
Bangchak Petroleum PCL (The) NVDR	1,097,700	912,670
Bangkok Expressway & Metro PCL*	11,686,035	1,843,590
Bangkok Land PCL NVDR	17,131,700	720,720
Banpu PCL NVDR(b)	3,167,280	1,503,513
BEC World PCL NVDR	2,200,500	1,767,030
BTS Group Holdings PCL NVDR	16,646,843	4,235,055
Electricity Generating PCL	439,600	2,230,489
Hana Microelectronics PCL NVDR	1,146,200	1,164,771
Ichitan Group PCL NVDR	1,725,000	637,436
Intouch Holdings PCL NVDR(b)	4,182,559	7,579,253
Kiatnakin Bank PCL NVDR	1,008,000	1,203,411
Krung Thai Bank PCL NVDR	8,056,800	4,282,608
Land & Houses PCL NVDR	10,406,753	2,647,539
Pruksa Real Estate PCL NVDR	1,378,500	1,057,973
PTT Global Chemical PCL NVDR	4,037,134	6,942,769
PTT PCL NVDR	2,366,294	18,833,494
Ratchaburi Electricity Generating Holding PCL	1,150,496	1,659,684
Siam City Cement PCL NVDR	208,300	1,823,661
Siam Commercial Bank PCL (The) NVDR	1,567,500	6,282,476
Total Access Communication PCL NVDR(b)	4,646,024	5,447,655
TTW PCL NVDR	5,608,877	1,594,337

Total Thailand		91,236,749
Turkey – 2.4%
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	430,672	1,194,569
Cimsa Cimento Sanayi ve Ticaret AS	299,134	1,672,184
Dogus Otomotiv Servis ve Ticaret AS(b)	349,900	1,563,285
Eregli Demir ve Celik Fabrikalari TAS	7,058,572	10,629,096
Koza Altin Isletmeleri AS	176,282	1,131,305
Turk Telekomunikasyon AS	5,725,042	13,582,158
Turk Traktor ve Ziraat Makineleri AS(b)	58,971	1,758,218
Vestel Beyaz Esya Sanayi ve Ticaret AS	201,488	826,504

Total Turkey		32,357,319
TOTAL COMMON STOCKS (Cost: $1,671,150,608)		1,318,764,162

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
United States – 4.5%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $59,328,633)(d)	59,328,633	$59,328,633
TOTAL INVESTMENTS IN SECURITIES – 104.3% (Cost: $1,730,479,241)		1,378,092,795
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.3)%		(56,871,492)

NET ASSETS – 100.0%		$1,321,221,303

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $81,437,076 and the total market value of the collateral held by the Fund was $91,020,865. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $31,692,232.

ADR	– American Depositary Receipt

GDR	– Global Depositary Receipt

NVDR	– Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	USD	19,708	HKD	152,841	$(3)
4/1/2016	USD	260,634	TWD	8,388,502	8
4/4/2016	USD	274,345	BRL	983,306	3,112
4/4/2016	USD	266,456	THB	9,379,253	151
4/4/2016	ZAR	18,200,000	USD	1,218,812	(18,610)
4/5/2016	BRL	8,720,237	USD	2,457,789	(2,774)
4/5/2016	KRW	526,618,430	USD	459,648	(844)
4/5/2016	MYR	6,152,512	USD	1,574,741	(2,220)
4/5/2016	USD	710,498	HKD	5,509,060	(252)
					$(21,432)

CURRENCY LEGEND
BRL – Brazilian real
HKD – Hong Kong dollar
KRW – South Korean won
MYR – Malaysian ringgit
THB – Thai baht
TWD – New Taiwan dollar
USD – U.S. dollar
ZAR – South African rand

See Notes to Financial Statements.

42	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 95.9%
Brazil – 17.0%
AES Tiete Energia S.A.	13,203	$57,596
Ambev S.A.	317,695	1,687,082
BB Seguridade Participacoes S.A.	132,702	1,112,091
CCR S.A.	123,945	490,674
CETIP S.A. – Mercados Organizados	11,869	134,464
Cielo S.A.	37,808	373,066
Equatorial Energia S.A.	4,601	53,176
Estacio Participacoes S.A.	6,903	23,023
GAEC Educacao S.A.*	3,500	9,826
Grendene S.A.	17,506	84,467
Lojas Renner S.A.	9,824	57,630
M. Dias Branco S.A.	485	9,220
Multiplus S.A.	14,006	129,469
Natura Cosmeticos S.A.	34,980	261,955
Odontoprev S.A.	29,741	95,668
Ser Educacional S.A.(a)	3,701	11,028
Smiles S.A.	9,503	101,921
TOTVS S.A.	7,502	57,577
Tractebel Energia S.A.	39,400	407,786
Via Varejo S.A.	45,213	71,060
WEG S.A.	42,357	167,444

Total Brazil		5,396,223
Chile – 0.1%
Forus S.A.	12,106	34,389
China – 19.7%
AAC Technologies Holdings, Inc.(b)	29,000	221,709
ANTA Sports Products Ltd.	101,000	222,403
Boer Power Holdings Ltd.(b)	28,000	22,092
Brilliance China Automotive Holdings Ltd.	64,000	66,256
Cabbeen Fashion Ltd.	40,000	18,617
China Conch Venture Holdings Ltd.	49,000	96,654
China Everbright International Ltd.	53,000	59,173
China Hongqiao Group Ltd.(b)	502,000	348,838
China Lesso Group Holdings Ltd.	70,000	37,542
China Lilang Ltd.	79,000	48,277
China Medical System Holdings Ltd.	51,000	70,748
China Overseas Land & Investment Ltd.	258,000	816,587
China Pioneer Pharma Holdings Ltd.	82,000	21,461
China Saite Group Co., Ltd.	72,000	6,034
China Silver Group Ltd.(b)	62,000	14,308
China State Construction International Holdings Ltd.	124,000	184,804
Colour Life Services Group Co., Ltd.	18,000	13,785
Cosmo Lady China Holdings Co., Ltd.(a)(b)	30,000	24,250
CSPC Pharmaceutical Group Ltd.	98,000	88,694
CT Environmental Group Ltd.(b)	18,000	5,291
Evergrande Real Estate Group Ltd.(b)	1,909,000	1,474,226
Fu Shou Yuan International Group Ltd.	28,000	20,035
Golden Eagle Retail Group Ltd.(b)	79,000	92,581
Goldpac Group Ltd.	33,000	13,997
Great Wall Motor Co., Ltd. Class H	154,000	125,081

Guorui Properties Ltd.(b)	76,000	$26,553
Haier Electronics Group Co., Ltd.	26,000	45,319
Hengan International Group Co., Ltd.	40,500	351,400
Honworld Group Ltd.(a)	23,000	15,953
HOSA International Ltd.	86,000	24,614
Jiangnan Group Ltd.	174,000	30,733
Kingsoft Corp., Ltd.(b)	13,000	30,470
Koradior Holdings Ltd.	52,000	82,057
Logan Property Holdings Co., Ltd.	168,000	62,595
Ourgame International Holdings Ltd.(b)	21,000	11,777
Pacific Online Ltd.	106,000	30,202
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	2,000	3,182
Shenzhou International Group Holdings Ltd.	44,000	239,385
Sino Biopharmaceutical Ltd.	54,000	40,518
Sinopec Engineering Group Co., Ltd. Class H	86,000	69,629
SSY Group Ltd.(b)	44,000	13,955
Sunny Optical Technology Group Co., Ltd.(b)	14,000	39,347
Tencent Holdings Ltd.	29,900	610,601
Tenwow International Holdings Ltd.	96,000	25,620
Travelsky Technology Ltd. Class H	18,000	29,472
Trigiant Group Ltd.	168,000	29,023
Wisdom Sports Group	57,000	18,959
Xinyi Glass Holdings Ltd.	186,000	123,975
Xinyi Solar Holdings Ltd.(b)	162,000	57,644
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)	50,500	60,288
Yestar International Holdings Co., Ltd.	20,000	8,432
Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,364	54,688

Total China		6,249,834
Hong Kong – 0.2%
Dawnrays Pharmaceutical Holdings Ltd.	16,000	12,769
Hang Fat Ginseng Holdings Co., Ltd.	300,000	1,895
Tibet Water Resources Ltd.	86,000	26,610
Wasion Group Holdings Ltd.	28,000	14,800

Total Hong Kong		56,074
India – 0.9%
Infosys Ltd. ADR	9,730	185,065
Wipro Ltd. ADR(b)	6,730	84,663

Total India		269,728
Indonesia – 5.5%
Ace Hardware Indonesia Tbk PT	652,200	44,021
AKR Corporindo Tbk PT	103,900	54,457
Alam Sutera Realty Tbk PT	228,500	6,411
Kalbe Farma Tbk PT	618,431	67,393
Media Nusantara Citra Tbk PT	330,000	54,253
Mitra Keluarga Karyasehat Tbk PT	142,100	25,987
Pakuwon Jati Tbk PT	451,800	16,491
Pembangunan Perumahan Persero Tbk PT	21,064	6,132
Sawit Sumbermas Sarana Tbk PT	199,300	28,933
Summarecon Agung Tbk PT	192,600	23,022
Surya Citra Media Tbk PT	281,500	66,660
Telekomunikasi Indonesia Persero Tbk PT	3,847,300	964,727

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	43

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2016

Investments	Shares	Value

Unilever Indonesia Tbk PT	118,200	$382,635
Waskita Karya Persero Tbk PT	28,929	4,374
Wijaya Karya Beton Tbk PT	88,800	6,697

Total Indonesia		1,752,193
Malaysia – 3.7%
Berjaya Auto Bhd	80,800	44,941
Bursa Malaysia Bhd	23,600	53,836
Carlsberg Brewery Malaysia Bhd	15,200	54,465
Datasonic Group Bhd	41,600	13,861
DiGi.Com Bhd	408,200	516,855
Globetronics Technology Bhd	16,100	22,325
HAP Seng Consolidated Bhd	67,200	129,698
Hartalega Holdings Bhd	29,800	37,045
Inari Amertron Bhd	26,275	21,685
Kossan Rubber Industries	7,700	11,940
KSL Holdings Bhd	56,100	18,980
Mah Sing Group Bhd	24,300	8,844
Padini Holdings Bhd	71,100	37,723
Sunway Bhd	87,900	70,744
VS Industry Bhd	28,000	8,612
Westports Holdings Bhd	127,400	134,862

Total Malaysia		1,186,416
Mexico – 1.7%
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	7,073	107,405
Grupo Carso S.A.B. de C.V. Series A1	26,710	125,572
Grupo Lala S.A.B. de C.V.	27,210	74,750
Industrias Bachoco S.A.B. de C.V. Series B	14,006	60,493
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	67,881	164,655

Total Mexico		532,875
Philippines – 1.7%
D&L Industries, Inc.	74,800	15,611
DMCI Holdings, Inc.	592,740	172,499
Jollibee Foods Corp.	7,980	39,341
Semirara Mining & Power Corp.	34,360	97,980
Universal Robina Corp.	45,060	212,162

Total Philippines		537,593
Poland – 0.1%
CCC S.A.	1,040	44,638
Russia – 2.3%
MegaFon PJSC GDR Reg S	11,880	130,680
NovaTek OAO GDR Reg S	6,491	583,216

Total Russia		713,896
South Africa – 12.0%
Assore Ltd.	6,920	75,749
Astral Foods Ltd.	2,633	19,871
AVI Ltd.	17,283	102,091
Capitec Bank Holdings Ltd.	2,503	97,518
Cashbuild Ltd.	739	16,279
Clicks Group Ltd.	8,255	54,543
Discovery Ltd.	9,222	76,181
EOH Holdings Ltd.	2,053	20,586

Famous Brands Ltd.(b)	3,393	$26,968
Foschini Group Ltd. (The)	9,563	91,963
Hosken Consolidated Investments Ltd.	1,438	10,952
Hyprop Investments Ltd.	13,048	104,389
Life Healthcare Group Holdings Ltd.	24,277	58,893
Massmart Holdings Ltd.	8,514	73,418
Mr. Price Group Ltd.	8,989	108,439
Naspers Ltd. Class N	1,316	184,408
Netcare Ltd.	38,535	94,582
Oceana Group Ltd.	3,061	26,015
Pick n Pay Stores Ltd.	15,290	73,019
PPC Ltd.	25,713	21,329
Rand Merchant Investment Holdings Ltd.	45,144	127,746
Resilient REIT Ltd.	15,335	141,318
RMB Holdings Ltd.	57,547	239,688
Santam Ltd.	5,255	83,877
Shoprite Holdings Ltd.	16,704	197,182
SPAR Group Ltd. (The)	7,769	105,115
Tiger Brands Ltd.	6,785	150,033
Truworths International Ltd.(b)	21,677	144,759
Tsogo Sun Holdings Ltd.	44,491	71,510
Vodacom Group Ltd.	92,297	1,007,373
Woolworths Holdings Ltd.	30,708	187,217

Total South Africa		3,793,011
South Korea – 2.1%
Amorepacific Corp.	167	56,441
Bluecom Co., Ltd.	793	8,529
Coway Co., Ltd.	2,053	173,238
Cuckoo Electronics Co., Ltd.	69	12,097
e-LITECOM Co., Ltd.	445	5,623
Grand Korea Leisure Co., Ltd.	2,109	42,139
Hana Tour Service, Inc.	137	10,135
Hancom, Inc.	819	13,786
Hansae Co., Ltd.	126	6,247
Hanssem Co., Ltd.	122	23,843
KH Vatec Co., Ltd.	742	10,608
LEENO Industrial, Inc.	359	12,196
LG Household & Health Care Ltd.	114	94,203
Loen Entertainment, Inc.	221	15,093
Medy-Tox, Inc.	32	12,354
Modetour Network, Inc.	193	5,080
NAVER Corp.	43	23,952
Partron Co., Ltd.	1,872	19,889
Samlip General Foods Co., Ltd.	31	5,801
Seowonintech Co., Ltd.	1,361	14,400
Silicon Works Co., Ltd.	298	8,677
SK Holdings Co., Ltd.	436	85,019
Soulbrain Co., Ltd.	232	8,419
Youngone Corp.	234	9,842

Total South Korea		677,611
Taiwan – 16.7%
Advantech Co., Ltd.	21,000	154,316
Aerospace Industrial Development Corp.	9,000	11,801

See Notes to Financial Statements.

44	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2016

Investments	Shares	Value

Aten International Co., Ltd.	11,000	$25,531
BenQ Materials Corp.	29,000	17,751
Catcher Technology Co., Ltd.	16,000	131,245
Chimei Materials Technology Corp.	69,000	42,021
Chong Hong Construction Co., Ltd.	34,500	51,454
Cub Elecparts, Inc.	2,000	24,391
Eclat Textile Co., Ltd.	7,160	94,216
Elite Advanced Laser Corp.	8,000	44,743
Ennoconn Corp.	1,000	12,025
Feng TAY Enterprise Co., Ltd.	14,000	74,385
FLEXium Interconnect, Inc.	5,000	12,895
Flytech Technology Co., Ltd.	9,000	30,900
Formosan Rubber Group, Inc.	77,000	42,228
Grape King Bio Ltd.	4,000	22,931
Highwealth Construction Corp.	91,000	132,892
Hiwin Technologies Corp.	5,000	22,138
Holiday Entertainment Co., Ltd.	12,000	20,917
Holtek Semiconductor, Inc.	18,000	29,362
Hota Industrial Manufacturing Co., Ltd.	6,000	26,100
Hotai Motor Co., Ltd.	18,000	197,987
Huaku Development Co., Ltd.	28,000	51,765
Iron Force Industrial Co., Ltd.	2,000	12,149
KEE TAI Properties Co., Ltd.	57,000	29,134
Kenda Rubber Industrial Co., Ltd.	43,000	68,407
King Slide Works Co., Ltd.	3,000	34,629
Kung Long Batteries Industrial Co., Ltd.	3,000	13,236
Largan Precision Co., Ltd.	3,000	232,569
Makalot Industrial Co., Ltd.	9,454	56,840
Nan Liu Enterprise Co., Ltd.	2,000	8,793
Nanya Technology Corp.(b)	169,289	210,138
Posiflex Technology, Inc.	4,000	20,196
President Chain Store Corp.	44,000	320,594
Ruentex Development Co., Ltd.	88,364	111,883
Ruentex Industries Ltd.	110,000	181,146
San Shing Fastech Corp.	10,000	19,886
Siliconware Precision Industries Co., Ltd.	281,000	454,014
Standard Foods Corp.	20,000	49,590
Swancor Ind Co., Ltd.	3,000	13,749
Taiwan Secom Co., Ltd.	21,000	60,682
Taiwan Semiconductor Manufacturing Co., Ltd.	393,291	1,979,653
Test Research, Inc.	19,000	29,105
Tong Hsing Electronic Industries Ltd.	13,000	37,525
Voltronic Power Technology Corp.	3,000	47,260
WUS Printed Circuit Co., Ltd.	16,000	14,765
Zeng Hsing Industrial Co., Ltd.	3,000	13,842

Total Taiwan		5,293,779
Thailand – 9.0%
Advanced Info Service PCL NVDR	190,216	984,062
Airports of Thailand PCL NVDR	28,300	323,383
Amata Corp. PCL NVDR	53,400	18,670
Asia Plus Group Holdings PCL NVDR	290,000	28,027
Bangkok Airways Co., Ltd. NVDR	61,400	43,633
Beauty Community PCL NVDR	157,100	24,114
BEC World PCL NVDR	77,411	62,162
Bumrungrad Hospital PCL NVDR	12,062	72,688

Central Pattana PCL NVDR	84,516	$123,723
Central Plaza Hotel PCL NVDR	20,000	24,304
CH Karnchang PCL NVDR	40,500	29,356
Chularat Hospital PCL NVDR	223,000	16,988
CP ALL PCL NVDR	176,917	230,073
Delta Electronics Thailand PCL NVDR	52,400	129,585
Dynasty Ceramic PCL NVDR	304,820	38,298
Energy Earth PCL NVDR	172,100	22,992
Intouch Holdings PCL NVDR	201,542	365,216
Jasmine International PCL NVDR	56,700	5,609
KCE Electronics PCL NVDR	14,000	31,438
MK Restaurants Group PCL NVDR	50,500	76,439
Robinson Department Store PCL NVDR	37,800	53,992
STP & I PCL NVDR	20,710	5,946
Tipco Asphalt PCL NVDR	24,100	17,126
TTW PCL NVDR	240,900	68,476
VGI Global Media PCL NVDR	297,380	40,406

Total Thailand		2,836,706
Turkey – 3.2%
Aselsan Elektronik Sanayi ve Ticaret AS	5,034	32,717
Aslan Cimento AS	874	13,918
BIM Birlesik Magazalar AS	5,420	117,516
Celebi Hava Servisi AS	1,350	16,340
Cimsa Cimento Sanayi ve Ticaret AS	13,166	73,599
Dogus Otomotiv Servis ve Ticaret AS	16,369	73,134
EGE Endustri VE Ticaret AS	158	17,867
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	156,925	159,951
Ford Otomotiv Sanayi AS	14,482	191,022
Koza Altin Isletmeleri AS	7,447	47,792
Saf Gayrimenkul Yatirim Ortakligi AS	115,946	32,531
Soda Sanayii AS	15,976	28,880
TAV Havalimanlari Holding AS	15,523	92,674
Turk Traktor ve Ziraat Makineleri AS	2,358	70,304
Ulker Biskuvi Sanayi AS	4,444	32,986

Total Turkey		1,001,231
TOTAL COMMON STOCKS (Cost: $31,051,402)		30,376,197
WARRANTS – 0.0%
Malaysia – 0.0%
VS Industry Bhd, expiring 1/6/19* (Cost: $0)	8,425	691
EXCHANGE-TRADED NOTE – 3.7%
United States – 3.7%
iPath MSCI India Index ETN* (Cost: $1,262,838)	18,738	1,176,559
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
United States – 3.2%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $994,811)(d)	994,811	994,811
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $33,309,051)		32,548,258
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.8)%		(880,786)

NET ASSETS – 100.0%		$31,667,472

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	45

Schedule of Investments (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2016

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $2,143,687 and the total market value of the collateral held by the Fund was $2,315,524. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,320,713.

ADR	- American Depositary Receipt

ETN	- Exchange-Traded Note

GDR	- Global Depositary Receipt

NVDR	- Non-Voting Depositary Receipt

Reg S - Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

46	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 98.9%
Brazil – 9.2%
AES Tiete Energia S.A.	377,439	$1,646,503
Aliansce Shopping Centers S.A.	429,351	1,551,915
Arezzo Industria e Comercio S.A.	126,945	836,390
Arteris S.A.	434,839	1,181,574
BR Malls Participacoes S.A.	736,619	3,065,782
Cia Hering	384,323	1,595,201
Cia Siderurgica Nacional S.A.	4,143,413	8,359,312
CVC Brasil Operadora e Agencia de Viagens S.A.	280,406	1,324,491
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	777,387	2,287,852
Duratex S.A.	786,090	1,679,092
EcoRodovias Infraestrutura e Logistica S.A.	2,297,969	3,890,467
EDP - Energias do Brasil S.A.	695,883	2,474,076
Equatorial Energia S.A.	192,899	2,229,442
Estacio Participacoes S.A.	250,051	833,974
Even Construtora e Incorporadora S.A.	663,101	778,358
Ez Tec Empreendimentos e Participacoes S.A.	454,331	2,069,103
Fleury S.A.	296,855	1,805,086
GAEC Educacao S.A.*	139,811	392,528
Grendene S.A.	534,623	2,579,586
Guararapes Confeccoes S.A.	54,657	877,535
Iguatemi Empresa de Shopping Centers S.A.	125,660	875,791
Light S.A.	506,413	1,417,499
Localiza Rent a Car S.A.	198,964	1,668,513
M. Dias Branco S.A.	32,486	617,546
Mahle-Metal Leve S.A.	325,506	2,163,917
MRV Engenharia e Participacoes S.A.	934,638	3,122,493
Multiplan Empreendimentos Imobiliarios S.A.	159,274	2,413,379
Multiplus S.A.	439,139	4,059,310
Odontoprev S.A.	894,133	2,876,161
Qualicorp S.A.	286,828	1,203,480
Santos Brasil Participacoes S.A.	209,055	773,338
Sao Martinho S.A.	68,254	930,018
Smiles S.A.	365,723	3,922,441
Sul America S.A.	348,213	1,576,980
TOTVS S.A.	230,935	1,772,413
Transmissora Alianca de Energia Eletrica S.A.	1,280,248	7,289,900
Tupy S.A.	259,823	1,209,672
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	64,916	550,247
Via Varejo S.A.	1,732,627	2,723,119

Total Brazil		82,624,484
Chile – 1.3%
CAP S.A.	441,722	1,307,414
E.CL S.A.	640,221	1,050,125
Forus S.A.	359,811	1,022,099
Inversiones Aguas Metropolitanas S.A.	835,507	1,328,971
Inversiones La Construccion S.A.	80,765	919,271
Parque Arauco S.A.	845,360	1,553,816
Ripley Corp. S.A.	3,054,713	1,389,569
SONDA S.A.	874,285	1,686,586
Vina Concha y Toro S.A.	663,463	1,155,600

Total Chile		11,413,451
China – 19.1%
361 Degrees International Ltd.	3,376,000	1,044,588
Anhui Expressway Co., Ltd. Class H	979,666	762,863
BAIC Motor Corp. Ltd. Class H(a)(b)	4,239,000	3,246,245
Bank of Chongqing Co., Ltd. Class H	2,924,000	2,371,152
Baoxin Auto Group Ltd.(a)	1,830,500	1,156,371
BBMG Corp. Class H	684,169	528,350
Beijing Capital International Airport Co., Ltd. Class H	1,814,000	1,936,418
Beijing Capital Land Ltd. Class H(a)	3,972,000	1,654,029
Beijing Jingneng Clean Energy Co., Ltd. Class H	2,368,000	757,120
Boer Power Holdings Ltd.(a)	1,044,000	823,727
Cabbeen Fashion Ltd.	1,288,000	599,452
CECEP COSTIN New Materials Group Ltd.	3,207,000	256,343
Central China Securities Co., Ltd. Class H	4,326,000	2,258,775
China Aoyuan Property Group Ltd.	8,270,000	1,684,589
China Coal Energy Co., Ltd. Class H(a)	1,288,000	534,691
China Communications Services Corp., Ltd. Class H	4,112,000	1,876,669
China Creative Home Group Ltd.	4,186,000	356,184
China Harmony New Energy Auto Holding Ltd.	1,345,000	712,682
China Lilang Ltd.	2,491,000	1,522,241
China Machinery Engineering Corp. Class H	1,489,000	1,040,460
China National Building Material Co., Ltd. Class H(a)	4,856,000	2,253,786
China Oilfield Services Ltd. Class H(a)	4,612,000	3,603,241
China Power New Energy Development Co., Ltd.	11,260,000	841,972
China Shineway Pharmaceutical Group Ltd.	1,521,000	1,833,463
China Silver Group Ltd.(a)	1,936,000	446,776
China Singyes Solar Technologies Holdings Ltd.(a)	685,000	288,782
China South City Holdings Ltd.(a)	22,692,000	4,680,844
China Southern Airlines Co., Ltd. Class H	1,122,000	707,348
China XLX Fertiliser Ltd.	1,268,000	425,034
China Yongda Automobiles Services Holdings Ltd.(a)	2,278,000	1,342,151
China ZhengTong Auto Services Holdings Ltd.	2,752,000	1,050,199
Chongqing Rural Commercial Bank Co., Ltd. Class H	5,666,000	2,994,966
CIFI Holdings Group Co., Ltd.	25,182,000	6,038,576
CIMC Enric Holdings Ltd.	3,256,000	1,729,470
CITIC Telecom International Holdings Ltd.	5,911,000	2,225,232
Colour Life Services Group Co., Ltd.	692,000	529,937
CPMC Holdings Ltd.(a)	1,019,000	503,158
Dah Chong Hong Holdings Ltd.	3,188,000	1,298,784
Datang International Power Generation Co., Ltd. Class H	6,789,049	2,091,887
Dongyue Group Ltd.	4,491,000	793,223
Fantasia Holdings Group Co., Ltd.	14,704,500	1,857,838
Fu Shou Yuan International Group Ltd.	982,000	702,645
Fufeng Group Ltd.(a)	2,500,000	796,101
Future Land Development Holdings Ltd.	14,920,565	2,039,025

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	47

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2016

Investments	Shares	Value
Goldpac Group Ltd.(a)	1,085,000	$460,211
Greatview Aseptic Packaging Co., Ltd.	3,062,000	1,456,676
Guangshen Railway Co., Ltd. Class H	1,342,665	576,426
Guangzhou Automobile Group Co., Ltd. Class H	2,574,000	2,678,018
Guangzhou R&F Properties Co., Ltd. Class H	2,021,600	2,898,220
Guotai Junan International Holdings Ltd.(a)	9,474,000	3,322,261
Hilong Holding Ltd.(a)	2,377,000	291,128
Honworld Group Ltd.(b)	734,000	509,108
HOSA International Ltd.(a)	2,910,000	832,870
Huadian Fuxin Energy Corp., Ltd. Class H	2,128,000	496,571
Huadian Power International Corp., Ltd. Class H	3,588,000	2,285,129
Huaneng Renewables Corp., Ltd. Class H	1,638,000	508,935
Huishang Bank Corp., Ltd. Class H(a)	6,877,000	3,324,771
Jiangnan Group Ltd.(a)	6,752,000	1,192,571
Jiangsu Expressway Co., Ltd. Class H	2,317,933	3,119,843
Jiangxi Copper Co., Ltd. Class H	1,225,000	1,470,338
KWG Property Holding Ltd.	8,614,000	5,663,781
Lonking Holdings Ltd.	9,715,000	1,728,436
Minth Group Ltd.	1,606,000	3,739,338
Pacific Online Ltd.(a)	4,144,000	1,180,711
Parkson Retail Group Ltd.(a)	6,706,000	717,585
Poly Property Group Co., Ltd.(a)	5,735,000	1,567,475
Powerlong Real Estate Holdings Ltd.	8,430,000	1,760,654
Redco Properties Group Ltd.(b)	734,000	529,926
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,244,000	792,280
Shanghai Electric Group Co., Ltd. Class H(a)	2,238,000	1,021,397
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	280,000	772,508
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(a)	1,775,587	723,370
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	680,600	1,344,256
Shenzhen Expressway Co., Ltd. Class H	1,433,697	1,251,346
Shougang Fushan Resources Group Ltd.	9,028,000	1,140,641
Shui On Land Ltd.	11,127,000	2,998,167
Sichuan Expressway Co., Ltd. Class H(a)	1,638,768	542,978
Sinofert Holdings Ltd.	3,442,000	479,254
Sinopec Engineering Group Co., Ltd. Class H	3,288,500	2,662,496
Sinopec Kantons Holdings Ltd.	1,468,000	704,045
Sinotrans Ltd. Class H	2,680,000	1,171,294
SITC International Holdings Co., Ltd.	3,739,000	1,846,229
SSY Group Ltd.(a)	2,108,000	668,555
Sunac China Holdings Ltd.	6,871,000	4,624,043
TCL Communication Technology Holdings Ltd.(a)	3,558,000	2,339,416
TCL Multimedia Technology Holdings Ltd.(a)	1,174,000	715,914
Tenwow International Holdings Ltd.	2,766,000	738,166
Times Property Holdings Ltd.	4,514,000	1,844,812
Tong Ren Tang Technologies Co., Ltd. Class H	499,888	803,012
Travelsky Technology Ltd. Class H	740,000	1,211,621
Trigiant Group Ltd.(a)	5,852,000	1,010,975
Universal Health International Group Holding Ltd.(a)	1,666,000	182,568
Weichai Power Co., Ltd. Class H	1,429,538	1,601,574
Wisdom Sports Group(a)	2,165,000	720,127
Xiamen International Port Co., Ltd. Class H	1,688,000	346,020
Xingda International Holdings Ltd.	5,841,000	1,242,518
Xinhua Winshare Publishing and Media Co., Ltd. Class H	1,198,000	1,036,360
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	726,400	1,039,514
Xinyi Glass Holdings Ltd.	6,758,000	4,504,433
XTEP International Holdings Ltd.	4,295,500	2,314,842
Yanzhou Coal Mining Co., Ltd. Class H(a)	628,000	327,904
Yashili International Holdings Ltd.(a)	2,206,000	497,708
Yingde Gases Group Co., Ltd.	7,206,000	2,759,193
Yuexiu Transport Infrastructure Ltd.(a)	3,980,000	2,678,459
Yuzhou Properties Co., Ltd.	12,303,000	3,235,732
Zhejiang Expressway Co., Ltd. Class H	2,670,000	2,863,954
Zhongsheng Group Holdings Ltd.	2,673,000	1,295,741
Zijin Mining Group Co., Ltd. Class H(a)	10,702,000	3,311,369
ZTE Corp. Class H†	466,400	851,438

Total China		170,724,598
Hong Kong – 2.1%
Ajisen China Holdings Ltd.	2,457,000	912,282
AMVIG Holdings Ltd.	1,642,000	685,882
C C Land Holdings Ltd.	3,305,000	984,271
China All Access Holdings Ltd.	2,576,000	890,045
China Water Affairs Group Ltd.	1,246,000	512,437
Concord New Energy Group Ltd.	8,030,000	434,807
Dawnrays Pharmaceutical Holdings Ltd.	728,000	580,970
Digital China Holdings Ltd.	1,325,000	1,769,730
EVA Precision Industrial Holdings Ltd.	2,862,000	424,325
Hang Fat Ginseng Holdings Co., Ltd.(a)	13,320,000	84,146
Hua Han Health Industry Holdings Ltd.(a)	7,332,000	794,023
Ju Teng International Holdings Ltd.	1,970,000	1,015,916
Kingboard Chemical Holdings Ltd.	2,068,000	3,567,287
NewOcean Energy Holdings Ltd.(a)	1,560,000	561,126
Skyworth Digital Holdings Ltd.	3,976,000	2,460,475
Tibet Water Resources Ltd.(a)	2,481,000	767,661
Victory City International Holdings Ltd.(a)	6,272,000	452,820
Vinda International Holdings Ltd.(a)	535,000	893,902
Wasion Group Holdings Ltd.(a)	1,250,000	660,732

Total Hong Kong		18,452,837
Indonesia – 3.2%
Ace Hardware Indonesia Tbk PT	13,686,500	923,787
Adaro Energy Tbk PT	62,740,800	3,051,872
AKR Corporindo Tbk PT	3,697,645	1,938,057
Astra Agro Lestari Tbk PT	2,320,500	3,185,000
Bank Tabungan Negara Persero Tbk PT	10,606,816	1,395,844
Bumi Serpong Damai Tbk PT	8,513,300	1,178,123
Ciputra Development Tbk PT	6,299,312	619,955
Global Mediacom Tbk PT	13,738,100	1,248,447
Lippo Karawaci Tbk PT	24,719,600	1,948,113
Media Nusantara Citra Tbk PT	14,576,940	2,396,511
Pakuwon Jati Tbk PT	24,575,500	897,024
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,746,452	1,612,258

See Notes to Financial Statements.

48	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2016

Investments	Shares	Value
Sawit Sumbermas Sarana Tbk PT	5,839,400	$847,726
Summarecon Agung Tbk PT	9,445,572	1,129,052
Tambang Batubara Bukit Asam Persero Tbk PT	4,644,500	2,197,906
Timah Persero Tbk PT	13,277,322	740,967
Vale Indonesia Tbk PT*	24,724,100	3,262,985
Wijaya Karya Persero Tbk PT	2,528,852	497,760

Total Indonesia		29,071,387
Malaysia – 5.1%
Aeon Co. M Bhd	1,268,652	887,715
AirAsia Bhd	2,791,800	1,309,495
Alliance Financial Group Bhd	2,750,647	2,925,845
Berjaya Auto Bhd	2,416,980	1,344,315
Berjaya Sports Toto Bhd	2,048,900	1,659,496
Bumi Armada Bhd*	4,195,900	849,612
Bursa Malaysia Bhd	921,200	2,101,417
Cahya Mata Sarawak Bhd	1,074,100	1,307,696
Dialog Group Bhd	2,982,676	1,223,191
Eastern & Oriental Bhd*	850,900	359,858
Felda Global Ventures Holdings Bhd	9,387,000	3,633,057
Globetronics Technology Bhd	742,200	1,029,169
Hartalega Holdings Bhd	1,110,544	1,380,530
Inari Amertron Bhd	1,130,075	932,678
IOI Properties Group Bhd	2,992,800	1,771,977
JCY International Bhd	6,251,491	1,169,701
KPJ Healthcare Bhd	1,022,941	1,119,559
KSL Holdings Bhd	1,634,600	553,037
Kulim Malaysia Bhd*	1,796,300	1,786,401
Lafarge Malaysia Bhd	973,300	2,245,213
Mah Sing Group Bhd	4,469,477	1,626,722
Malaysian Resources Corp. Bhd	2,303,043	737,871
Media Prima Bhd	2,846,536	1,065,217
MMC Corp. Bhd	2,249,100	1,262,471
Pharmaniaga Bhd	264,800	390,939
Press Metal Bhd	2,348,000	1,594,822
SP Setia Bhd Group	1,711,900	1,373,381
Sunway Bhd	2,521,500	2,029,350
Supermax Corp. Bhd	1,098,667	726,531
Syarikat Takaful Malaysia Bhd	649,600	675,990
Top Glove Corp. Bhd	1,266,580	1,629,689
UEM Sunrise Bhd	5,104,400	1,491,482
Unisem M Bhd	1,397,700	795,308
VS Industry Bhd	1,719,000	528,720

Total Malaysia		45,518,455
Mexico – 1.3%
Banregio Grupo Financiero S.A.B. de C.V.	161,282	947,962
Bolsa Mexicana de Valores S.A.B. de C.V.*	1,024,466	1,768,243
Corp. Inmobiliaria Vesta S.A.B. de C.V.	528,628	797,673
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	487,838	2,807,856
Grupo Financiero Interacciones S.A. de C.V.	156,530	894,914
Grupo Herdez S.A.B. de C.V.	450,782	1,002,424
Macquarie Mexico Real Estate Management S.A. de C.V.*	2,010,280	2,731,947
Megacable Holdings S.A.B. de C.V. Series CPO	215,202	899,723

Total Mexico		11,850,742
Philippines – 1.7%
Cebu Air, Inc.	483,700	940,192
D&L Industries, Inc.	2,934,800	612,519
Filinvest Land, Inc.	32,380,000	1,244,708
First Gen Corp.	4,402,500	2,117,828
First Philippine Holdings Corp.	656,186	940,564
Lopez Holdings Corp.	4,001,512	608,331
Manila Water Co., Inc.	2,727,445	1,599,327
Nickel Asia Corp.	11,341,148	1,295,568
Petron Corp.	3,157,800	706,382
Premium Leisure Corp.	27,917,000	545,668
Puregold Price Club, Inc.	1,119,700	885,158
Robinsons Land Corp.	1,976,960	1,197,897
Robinsons Retail Holdings, Inc.	429,370	690,051
Security Bank Corp.	373,284	1,418,714
Vista Land & Lifescapes, Inc.	9,535,100	965,003

Total Philippines		15,767,910
Poland – 2.0%
Asseco Poland S.A.	196,672	3,201,686
CCC S.A.	29,841	1,280,824
Enea S.A.	658,413	2,108,677
Energa S.A.	1,412,574	4,975,643
Eurocash S.A.	97,492	1,397,458
Lubelski Wegiel Bogdanka S.A.	85,649	883,667
PKP Cargo S.A.	69,786	804,379
Tauron Polska Energia S.A.	3,166,179	2,560,574
Warsaw Stock Exchange(a)	101,238	1,066,264

Total Poland		18,279,172
Russia – 0.1%
TMK PAO GDR Reg S	350,634	1,062,421
South Africa – 8.0%
Adcock Ingram Holdings Ltd.(a)	147,077	439,891
Adcorp Holdings Ltd.	281,796	287,391
Aeci Ltd.	207,948	1,286,597
African Rainbow Minerals Ltd.(a)	438,730	2,834,683
Alexander Forbes Group Holdings Ltd.	948,431	432,043
Assore Ltd.(a)	212,583	2,327,024
Astral Foods Ltd.	88,501	667,909
AVI Ltd.	533,966	3,154,132
Barloworld Ltd.	335,792	1,725,991
Blue Label Telecoms Ltd.	843,186	874,258
Cashbuild Ltd.	31,373	691,110
Clicks Group Ltd.	233,455	1,542,505
Coronation Fund Managers Ltd.(a)	1,126,343	5,620,994
DataTec Ltd.	273,925	856,155
Exxaro Resources Ltd.(a)	597,597	2,925,414
Famous Brands Ltd.(a)	120,380	956,787
Foschini Group Ltd. (The)	346,791	3,334,928
Grindrod Ltd.(a)	723,723	566,362
Hosken Consolidated Investments Ltd.	52,075	396,617

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	49

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2016

Investments	Shares	Value
Hudaco Industries Ltd.	83,682	$614,472
Investec Ltd.	358,656	2,680,166
Invicta Holdings Ltd.	146,619	521,261
JSE Ltd.(a)	145,112	1,470,063
KAP Industrial Holdings Ltd.	2,507,934	1,099,821
Lewis Group Ltd.(a)	327,769	1,047,399
Massmart Holdings Ltd.	290,778	2,507,436
Mondi Ltd.	92,445	1,784,475
Mpact Ltd.	189,430	667,152
Murray & Roberts Holdings Ltd.(a)	830,657	711,604
Nampak Ltd.	1,898,355	2,749,182
Omnia Holdings Ltd.	90,380	838,786
Peregrine Holdings Ltd.	519,504	962,502
Pick n Pay Holdings Ltd.	543,380	1,051,441
Pick n Pay Stores Ltd.	401,240	1,916,175
PPC Ltd.(a)	1,386,802	1,150,325
Raubex Group Ltd.	404,512	504,402
Reunert Ltd.	440,003	2,072,573
Santam Ltd.	158,785	2,534,428
Sibanye Gold Ltd.	1,244,915	4,794,125
SPAR Group Ltd. (The)	208,489	2,820,867
Sun International Ltd.(a)	133,677	624,396
Tongaat Hulett Ltd.	160,730	1,141,327
Trencor Ltd.	354,285	1,108,044
Tsogo Sun Holdings Ltd.	1,411,608	2,268,861
Wilson Bayly Holmes-Ovcon Ltd.	84,286	681,944

Total South Africa		71,244,018
South Korea – 6.8%
Binggrae Co., Ltd.	13,275	805,601
CJ O Shopping Co., Ltd.	4,565	790,372
CS Wind Corp.(a)	28,849	513,359
Daeduck Electronics Co.	129,572	940,405
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(a)	207,771	921,125
Daishin Securities Co., Ltd.	80,781	847,650
DGB Financial Group, Inc.	263,951	2,054,183
Doosan Heavy Industries & Construction Co., Ltd.(a)	156,098	2,948,336
Grand Korea Leisure Co., Ltd.(a)	78,945	1,577,381
Green Cross Corp.	5,187	811,886
Green Cross Holdings Corp.	21,591	687,227
Hana Tour Service, Inc.(a)	6,997	517,616
Hankook Tire Worldwide Co., Ltd.(a)	82,337	1,652,356
Hanwha Corp.	43,866	1,361,703
Hite Jinro Co., Ltd.	137,389	3,471,968
Hitejinro Holdings Co., Ltd.(a)	50,403	674,332
Huchems Fine Chemical Corp.	71,046	1,192,797
Huvis Corp.(a)	88,539	688,275
Hyundai Securities Co., Ltd.(a)	104,830	629,750
iMarketKorea, Inc.	36,068	597,664
KB Insurance Co., Ltd.	61,827	1,840,862
KEPCO Engineering & Construction Co., Inc.(a)	38,282	1,046,093
Kolon Industries, Inc.	15,220	963,561
Korean Reinsurance Co.	104,121	1,270,101
KT Skylife Co., Ltd.	48,309	701,232
Kumho Petrochemical Co., Ltd.(a)	34,762	1,769,105
LF Corp.	30,800	697,552
LG Hausys Ltd.	4,919	595,734
LG International Corp.	21,699	679,280
Loen Entertainment, Inc.(a)	13,002	887,947
LS Corp.	51,372	2,012,474
LS Industrial Systems Co., Ltd.	42,673	1,778,042
Mando Corp.	7,383	1,010,353
Medy-Tox, Inc.	1,861	718,461
Meritz Fire & Marine Insurance Co., Ltd.	131,341	1,837,580
Meritz Securities Co., Ltd.	459,220	1,431,549
Moorim P&P Co., Ltd.(a)	148,063	629,876
NH Investment & Securities Co., Ltd.	213,434	1,853,270
NongShim Co., Ltd.(a)	4,065	1,421,826
Partron Co., Ltd.	74,259	788,953
Poongsan Corp.	35,759	927,120
S&T Motiv Co., Ltd.	14,540	878,554
Samyang Holdings Corp.	4,274	588,628
Seah Besteel Corp.	52,702	1,267,318
Seowonintech Co., Ltd.	47,303	500,495
Shinsegae Co., Ltd.	2,866	508,743
Silicon Works Co., Ltd.	20,201	588,224
SK Gas Ltd.(a)	12,188	850,474
SK Networks Co., Ltd.	171,748	961,164
SKC Co., Ltd.	32,163	894,354
Sungwoo Hitech Co., Ltd.	83,750	725,013
Tongyang Life Insurance Co., Ltd.	187,596	1,935,670
Youlchon Chemical Co., Ltd.(a)	76,562	860,285
Yuhan Corp.	5,781	1,417,953

Total South Korea		60,521,832
Taiwan – 27.4%
AcBel Polytech, Inc.(a)	1,611,303	1,334,241
Accton Technology Corp.(a)	1,685,633	1,843,596
Aerospace Industrial Development Corp.	1,000	1,311
Alpha Networks, Inc.(a)	1,873,309	983,685
Asia Vital Components Co., Ltd.	747,000	652,209
Aten International Co., Ltd.	436,000	1,011,969
BenQ Materials Corp.(a)	987,000	604,148
Capital Securities Corp.	5,789,723	1,579,473
Cathay Real Estate Development Co., Ltd.	1,581,000	704,926
CHC Healthcare Group(a)	333,185	566,282
Cheng Uei Precision Industry Co., Ltd.(a)	846,820	1,120,884
Chicony Electronics Co., Ltd.(a)	1,488,347	3,829,081
Chicony Power Technology Co., Ltd.	643,000	762,194
Chimei Materials Technology Corp.(a)	2,369,000	1,442,717
Chin-Poon Industrial Co., Ltd.(a)	838,650	1,513,969
China Bills Finance Corp.	2,651,000	1,013,153
China Metal Products	984,000	906,525
China Steel Chemical Corp.(a)	756,726	2,668,668
China Synthetic Rubber Corp.	2,119,580	1,603,647
ChipMOS TECHNOLOGIES, Inc.(a)	2,294,000	2,398,493
Chong Hong Construction Co., Ltd.	970,000	1,446,682
Chroma ATE, Inc.(a)	721,132	1,550,532

See Notes to Financial Statements.

50	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2016

Investments	Shares	Value
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,502,396	$842,600
Cleanaway Co., Ltd.	256,161	1,420,729
Clevo Co.(a)	1,859,000	1,677,975
Compeq Manufacturing Co., Ltd.	1,510,000	966,505
Coxon Precise Industrial Co., Ltd.	423,000	646,644
CTCI Corp.(a)	1,566,190	2,058,471
Cub Elecparts, Inc.(a)	77,742	948,103
Cyberlink Corp.	530,011	1,208,762
Darwin Precisions Corp.	2,198,000	802,464
Depo Auto Parts Ind Co., Ltd.	280,646	919,965
Elan Microelectronics Corp.(a)	1,649,156	1,972,797
Elite Advanced Laser Corp.(a)	118,000	659,955
Elite Material Co., Ltd.	520,163	990,741
Elite Semiconductor Memory Technology, Inc.(a)	1,007,000	882,345
Elitegroup Computer Systems Co., Ltd.	2,239,000	1,398,332
Eternal Materials Co., Ltd.	1,223,767	1,249,091
Everlight Electronics Co., Ltd.(a)	1,463,165	2,436,790
Far Eastern Department Stores Ltd.	3,227,841	1,694,958
Far Eastern International Bank	4,144,894	1,227,344
Faraday Technology Corp.	586,200	764,078
Farglory Land Development Co., Ltd.(a)	3,392,640	3,905,584
Feng Hsin Steel Co., Ltd.	504,950	659,742
FLEXium Interconnect, Inc.(a)	280,543	723,498
Flytech Technology Co., Ltd.	349,655	1,200,500
Formosa International Hotels Corp.	194,976	1,175,284
Formosan Rubber Group, Inc.	2,894,122	1,587,163
Getac Technology Corp.	1,542,292	1,083,016
Gigabyte Technology Co., Ltd.	2,064,000	2,276,659
Goldsun Building Materials Co., Ltd.(a)	2,914,000	854,715
Grape King Bio Ltd.(a)	162,988	934,355
Great Wall Enterprise Co., Ltd.(a)	1,726,446	1,115,774
Greatek Electronics, Inc.	2,165,000	2,475,516
Highwealth Construction Corp.	2,967,613	4,333,762
Hiwin Technologies Corp.(a)	180,864	800,805
Holiday Entertainment Co., Ltd.	563,000	981,367
Holtek Semiconductor, Inc.(a)	707,773	1,154,551
Hota Industrial Manufacturing Co., Ltd.(a)	220,000	956,997
HTC Corp.(a)	236,000	676,088
Huaku Development Co., Ltd.	835,296	1,544,249
IEI Integration Corp.(a)	833,620	962,248
Inventec Corp.(a)	13,561,992	8,596,341
Johnson Health Tech Co., Ltd.(a)	385,725	634,006
KEE TAI Properties Co., Ltd.	1,341,999	685,927
Kenda Rubber Industrial Co., Ltd.(a)	1,287,601	2,048,383
Kerry TJ Logistics Co., Ltd.	154,000	198,577
King Slide Works Co., Ltd.(a)	99,004	1,142,803
King Yuan Electronics Co., Ltd.	3,105,960	2,760,081
King’s Town Bank Co., Ltd.(a)	3,036,000	2,089,467
Kingdom Construction Corp.(a)	2,436,187	1,230,053
Kinik Co.	557,495	918,072
Kinsus Interconnect Technology Corp.(a)	1,053,368	2,340,163
Kung Long Batteries Industrial Co., Ltd.	182,000	803,008
Lealea Enterprise Co., Ltd.	2,676,000	788,233
Lextar Electronics Corp.(a)	1,714,000	873,403
Long Chen Paper Co., Ltd.	2,136,000	852,834
Lotes Co., Ltd.(a)	235,233	782,064
Makalot Industrial Co., Ltd.(a)	241,233	1,450,366
Masterlink Securities Corp.	3,394,060	973,377
Mercuries & Associates Holding Ltd.	881,362	568,241
Merida Industry Co., Ltd.(a)	417,043	1,846,527
Merry Electronics Co., Ltd.(a)	742,146	1,268,271
Micro-Star International Co., Ltd.(a)	3,375,877	5,197,449
MIN AIK Technology Co., Ltd.	296,000	495,725
Namchow Chemical Industrial Co., Ltd.	392,086	760,197
Nan Ya Printed Circuit Board Corp.(a)	1,053,000	1,110,780
Neo Solar Power Corp.	75,323	48,914
Novatek Microelectronics Corp.	2,037,000	8,196,355
Oriental Union Chemical Corp.(a)	1,579,767	998,889
Posiflex Technology, Inc.(a)	129,320	652,949
Powertech Technology, Inc.	1,485,000	3,368,289
President Securities Corp.(a)	2,246,000	956,071
Primax Electronics Ltd.(a)	768,000	900,820
Prince Housing & Development Corp.(a)	3,289,460	1,221,385
Qisda Corp.	4,499,000	1,453,816
Radiant Opto-Electronics Corp.(a)	958,252	1,857,908
Realtek Semiconductor Corp.	1,781,770	4,899,535
Richtek Technology Corp.	244,910	1,476,278
Ruentex Development Co., Ltd.(a)	4,021,520	5,091,876
Ruentex Industries Ltd.	3,549,162	5,844,693
Sampo Corp.	1,755,000	733,431
San Fang Chemical Industry Co., Ltd.	672,000	820,582
San Shing Fastech Corp.(a)	439,000	872,980
Senao International Co., Ltd.	407,599	547,113
Sercomm Corp.(a)	362,488	922,439
Shin Zu Shing Co., Ltd.	210,580	752,445
Shinkong Synthetic Fibers Corp.(a)	3,498,761	988,185
Sinbon Electronics Co., Ltd.(a)	527,307	1,076,438
Sitronix Technology Corp.	271,000	784,775
Standard Foods Corp.	642,073	1,592,015
Sunspring Metal Corp.(a)	492,000	616,070
Swancor Ind Co., Ltd.(a)	145,000	664,538
Syncmold Enterprise Corp.	635,220	1,063,832
Synnex Technology International Corp.	5,731,000	5,903,016
TA Chen Stainless Pipe(a)	1,975,000	926,625
Taichung Commercial Bank Co., Ltd.	2,736,000	802,506
Taiflex Scientific Co., Ltd.	735,974	832,384
Taiwan Cogeneration Corp.(a)	1,987,970	1,491,719
Taiwan Fertilizer Co., Ltd.	2,063,000	3,118,474
Taiwan FU Hsing Industrial Co., Ltd.	400,000	558,041
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	561,692	815,905
Taiwan Paiho Ltd.(a)	350,000	1,048,347
Taiwan PCB Techvest Co., Ltd.	1,086,302	1,161,098
Taiwan Secom Co., Ltd.	710,674	2,053,588
Taiwan Shin Kong Security Co., Ltd.	844,000	1,050,280
Taiwan Surface Mounting Technology Corp.	745,781	662,731
Taiwan TEA Corp.(a)	1,719,000	793,163
Teco Electric and Machinery Co., Ltd.	3,167,683	2,583,634

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	51

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2016

Investments	Shares	Value
Test Research, Inc.	731,115	$1,119,934
Test Rite International Co., Ltd.	1,213,888	746,799
Ton Yi Industrial Corp.	1,754,538	817,738
Tong Hsing Electronic Industries Ltd.(a)	462,918	1,336,226
Tong Yang Industry Co., Ltd.	566,685	851,330
Topco Scientific Co., Ltd.	585,439	1,089,603
Transcend Information, Inc.	1,521,479	4,703,802
Tripod Technology Corp.(a)	1,136,928	2,063,031
TSRC Corp.(a)	2,316,011	1,960,953
Tung Ho Steel Enterprise Corp.	1,251,153	760,006
TXC Corp.(a)	825,549	1,123,510
U-Ming Marine Transport Corp.(a)	2,193,420	1,737,889
United Integrated Services Co., Ltd.	784,461	1,243,087
Universal Cement Corp.	929,300	645,347
Visual Photonics Epitaxy Co., Ltd.(a)	657,000	1,132,970
Voltronic Power Technology Corp.(a)	100,300	1,580,043
Wan Hai Lines Ltd.	7,371,000	4,248,448
Wistron Corp.(a)	6,504,148	4,021,643
Wistron NeWeb Corp.(a)	506,508	1,356,605
Wowprime Corp.(a)	125,833	545,417
WPG Holdings Ltd.(a)	5,111,759	5,447,842
WT Microelectronics Co., Ltd.(a)	1,351,112	1,616,263
WUS Printed Circuit Co., Ltd.(a)	878,000	810,235
Yageo Corp.	686,000	1,131,823
YFY, Inc.	2,435,000	783,068
Yieh Phui Enterprise Co., Ltd.	2,213,000	534,960
Yulon Motor Co., Ltd.(a)	1,178,000	1,143,814
YungShin Global Holding Corp.	543,250	847,351
Yungtay Engineering Co., Ltd.(a)	933,790	1,333,198
Zeng Hsing Industrial Co., Ltd.	193,000	890,520
Zinwell Corp.(a)	647,186	1,256,809

Total Taiwan		245,207,651
Thailand – 8.2%
Amata Corp. PCL NVDR(a)	2,666,600	932,325
AP Thailand PCL	6,796,966	1,178,553
Asia Plus Group Holdings PCL NVDR	7,780,500	751,953
Bangchak Petroleum PCL (The)	2,237,639	1,860,459
Bangkok Airways Co., Ltd. NVDR	2,125,000	1,510,091
Bangkok Expressway & Metro PCL*	19,404,536	3,061,261
Bangkok Land PCL NVDR	49,071,014	2,064,386
Banpu PCL NVDR(a)	5,923,900	2,812,084
BEC World PCL NVDR	2,954,700	2,372,663
Berli Jucker PCL NVDR(a)	997,000	1,027,324
Carabao Group PCL NVDR	1,093,500	1,251,091
Central Plaza Hotel PCL NVDR(a)	653,200	793,755
CH Karnchang PCL NVDR(a)	1,613,325	1,169,408
Dynasty Ceramic PCL NVDR	7,348,400	923,250
Electricity Generating PCL	704,291	3,573,506
GFPT PCL NVDR	2,674,400	919,848
Hana Microelectronics PCL	2,151,647	2,186,509
Ichitan Group PCL NVDR(a)	2,791,600	1,031,575
IRPC PCL NVDR	16,901,300	2,426,139
Jasmine International PCL(a)	8,238,496	814,951
KCE Electronics PCL NVDR	526,600	1,182,530
Kiatnakin Bank PCL	522,023	623,222
Kiatnakin Bank PCL NVDR	1,098,106	1,310,985
LPN Development PCL NVDR(a)	3,009,418	1,197,608
Major Cineplex Group PCL	1,302,969	1,120,375
MC Group PCL NVDR	2,109,000	779,335
MK Restaurants Group PCL NVDR(a)	1,094,600	1,656,835
Pruksa Real Estate PCL	3,739,341	2,869,875
Pruksa Real Estate PCL NVDR	1,146,200	879,687
Quality Houses PCL NVDR	12,803,944	858,934
Ratchaburi Electricity Generating Holding PCL	1,000,890	1,443,865
Ratchaburi Electricity Generating Holding PCL NVDR	527,300	760,673
Robinson Department Store PCL NVDR	1,112,400	1,588,917
Rojana Industrial Park PCL NVDR	3,820,600	591,878
Samart Corp. PCL(a)	1,455,200	694,922
Sansiri PCL	38,177,924	1,660,382
Siamgas & Petrochemicals PCL NVDR(a)	1,584,600	504,477
Sino-Thai Engineering & Construction PCL NVDR(a)	1,128,100	727,910
SPCG PCL NVDR	971,100	576,918
STP & I PCL NVDR	2,353,300	675,620
Supalai PCL	4,283,027	2,276,652
Thai Union Group PCL NVDR	6,121,420	3,636,659
Thaicom PCL NVDR	1,114,400	910,716
Thanachart Capital PCL	2,533,066	2,718,114
Thoresen Thai Agencies PCL NVDR(a)	3,159,400	709,473
TICON Industrial Connection PCL NVDR	2,421,015	825,815
Tipco Asphalt PCL NVDR	923,700	656,410
Tisco Financial Group PCL NVDR	1,895,857	2,452,004
TPI Polene PCL NVDR(a)	7,028,610	539,433
TTW PCL(a)	7,149,624	2,032,298
Vanachai Group PCL NVDR	2,014,500	692,878
VGI Global Media PCL NVDR	9,319,600	1,266,279

Total Thailand		73,082,810
Turkey – 3.4%
Albaraka Turk Katilim Bankasi AS	1,386,733	812,626
Anadolu Cam Sanayii AS*	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	194,729	1,265,596
AvivaSA Emeklilik ve Hayat AS Class A	115,178	793,160
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(a)	699,408	1,939,971
Celebi Hava Servisi AS	68,402	827,908
Cimsa Cimento Sanayi ve Ticaret AS	364,651	2,038,430
Dogus Otomotiv Servis ve Ticaret AS(a)	598,415	2,673,602
EGE Endustri VE Ticaret AS	5,919	669,322
Gubre Fabrikalari TAS	369,462	796,475
Is Gayrimenkul Yatirim Ortakligi AS(a)	1,643,842	1,062,540
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	1,251,687	640,135
Konya Cimento Sanayii AS	6,260	738,118
Koza Altin Isletmeleri AS	309,936	1,989,041
Otokar Otomotiv ve Savunma Sanayi AS(a)	43,271	1,659,718
Saf Gayrimenkul Yatirim Ortakligi AS	3,732,054	1,047,101
Soda Sanayii AS	623,967	1,127,959

See Notes to Financial Statements.

52	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2016

Investments	Shares	Value
Tekfen Holding AS(a)	456,082	$881,161
Torunlar Gayrimenkul Yatirim Ortakligi AS	672,843	1,056,208
Turk Traktor ve Ziraat Makineleri AS	110,110	3,282,926
Turkiye Sise ve Cam Fabrikalari AS	1,248,858	1,623,334
Ulker Biskuvi Sanayi AS	205,095	1,522,352
Vestel Beyaz Esya Sanayi ve Ticaret AS	413,334	1,695,496

Total Turkey		30,143,180
TOTAL COMMON STOCKS (Cost: $928,658,674)		884,964,948
WARRANTS – 0.0%
Malaysia – 0.0%
VS Industry Bhd, expiring 1/6/19* (Cost: $0)	449,975	36,907
EXCHANGE-TRADED NOTE – 0.6%
United States – 0.6%
iPath MSCI India Index ETN*(a) (Cost: $5,374,395)	82,503	5,180,363
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%
United States – 5.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $47,246,610)(d)	47,246,610	47,246,610
TOTAL INVESTMENTS IN SECURITIES – 104.8% (Cost: $981,279,679)		937,428,828
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.8)%		(42,960,846)

NET ASSETS – 100.0%		$894,467,982
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $851,438, which represents 0.1% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $88,264,527 and the total market value of the collateral held by the Fund was $100,343,418. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $53,096,808.

ETN - Exchange-Traded Note

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Reg S - Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	USD	38,676	HKD	300,000	$–
4/1/2016	USD	2,194	KRW	2,508,390	–
4/1/2016	USD	6,664	MYR	26,223	57
4/1/2016	USD	33,051	TWD	1,063,897	6
4/1/2016	USD	244,863	ZAR	3,755,687	10,487
4/4/2016	USD	11,033	MYR	43,029	(4)
					$10,546

CURRENCY LEGEND
HKD – Hong Kong dollar
KRW – South Korean won
MYR – Malaysian ringgit
TWD – New Taiwan dollar
USD – U.S. dollar
ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	53

Schedule of Investments

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 97.0%
Australia – 3.4%
Brambles Ltd.	38,911	$362,779
Cochlear Ltd.	2,262	178,006
CSL Ltd.	10,814	843,846
Domino’s Pizza Enterprises Ltd.	1,408	62,257
Fortescue Metals Group Ltd.(a)	79,833	156,599
Magellan Financial Group Ltd.	6,756	117,869
Platinum Asset Management Ltd.	38,821	189,630
REA Group Ltd.	1,450	60,266
Seek Ltd.	10,785	134,235
TPG Telecom Ltd.	12,827	111,894

Total Australia		2,217,381
Austria – 0.0%
ams AG	348	11,974
Brazil – 9.4%
Ambev S.A.	630,568	3,348,558
BB Seguridade Participacoes S.A.	136,908	1,147,338
CCR S.A.	136,331	539,708
CETIP S.A. – Mercados Organizados	17,971	203,594
Cielo S.A.	43,566	429,882
Lojas Renner S.A.	15,159	88,927
Tractebel Energia S.A.	28,499	294,961
WEG S.A.	32,887	130,008

Total Brazil		6,182,976
Canada – 1.3%
CCL Industries, Inc. Class B	493	93,954
CI Financial Corp.(a)	6,686	148,354
Constellation Software, Inc.	273	112,241
Dollarama, Inc.	1,040	73,482
Gildan Activewear, Inc.	3,790	116,034
Linamar Corp.	438	21,161
Silver Wheaton Corp.(a)	6,349	105,780
SNC-Lavalin Group, Inc.	5,206	190,981

Total Canada		861,987
Chile – 0.2%
Cia Cervecerias Unidas S.A.	12,133	136,936
China – 9.1%
AAC Technologies Holdings, Inc.	31,000	237,000
ANTA Sports Products Ltd.	88,000	193,777
Brilliance China Automotive Holdings Ltd.	60,000	62,115
China Conch Venture Holdings Ltd.	51,500	101,585
China Everbright International Ltd.	62,000	69,222
China Hongqiao Group Ltd.(a)	504,500	350,575
China Medical System Holdings Ltd.	53,000	73,522
China Overseas Land & Investment Ltd.	265,300	839,692
China Resources Cement Holdings Ltd.	382,000	116,719
China Resources Land Ltd.	210,000	538,771
China State Construction International Holdings Ltd.	128,000	190,765
Cosmo Lady China Holdings Co., Ltd.(a)(b)	29,700	24,008
CSPC Pharmaceutical Group Ltd.	98,400	89,056
Evergrande Real Estate Group Ltd.(a)	1,989,900	1,536,701
Geely Automobile Holdings Ltd.	50,000	24,753
Golden Eagle Retail Group Ltd.(a)	77,000	90,237
Great Wall Motor Co., Ltd. Class H	148,400	120,533
Guorui Properties Ltd.(a)	90,000	31,444
Kingsoft Corp., Ltd.(a)	14,000	32,814
Logan Property Holdings Co., Ltd.	192,000	71,537
Shenzhen International Holdings Ltd.	88,000	142,723
Shenzhou International Group Holdings Ltd.	42,200	229,592
Sino Biopharmaceutical Ltd.	54,500	40,893
Sunny Optical Technology Group Co., Ltd.(a)	18,000	50,590
Tencent Holdings Ltd.	30,100	614,686
Xinyi Solar Holdings Ltd.(a)	164,000	58,356
Zhuzhou CRRC Times Electric Co., Ltd. Class H	11,200	65,411

Total China		5,997,077
Denmark – 4.3%
Coloplast A/S Class B	5,990	454,613
Novo Nordisk A/S Class B	35,416	1,924,114
Novozymes A/S Class B	3,583	161,341
Pandora A/S	1,730	226,902
Royal Unibrew A/S	1,450	70,083
SimCorp A/S	427	19,737

Total Denmark		2,856,790
Finland – 4.1%
Elisa Oyj(a)	7,304	284,406
Fortum Oyj(a)	89,413	1,356,164
Kone Oyj Class B	17,032	822,158
Nokian Renkaat Oyj	6,116	216,194

Total Finland		2,678,922
France – 1.2%
Eurazeo S.A.	1,347	91,208
Hermes International	973	343,113
Iliad S.A.	288	74,220
Ingenico Group S.A.	728	83,747
Plastic Omnium S.A.	2,379	81,940
Zodiac Aerospace	4,942	99,174

Total France		773,402
Germany – 1.6%
CTS Eventim AG & Co. KGaA	1,366	48,606
Fielmann AG	3,089	234,789
Fuchs Petrolub SE	2,363	91,715
Henkel AG & Co. KGaA	4,480	440,935
KUKA AG(a)	357	37,440
United Internet AG Registered Shares	3,869	194,455
Wirecard AG(a)	1,072	40,679

Total Germany		1,088,619
Hong Kong – 0.8%
Joy City Property Ltd.	210,000	31,947
PCCW Ltd.	575,000	372,137
Techtronic Industries Co., Ltd.	32,000	126,448

Total Hong Kong		530,532

See Notes to Financial Statements.

54	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2016

Investments	Shares	Value
India – 1.2%
Infosys Ltd. ADR	31,292	$595,174
Mahindra & Mahindra Ltd. GDR	11,046	198,275

Total India		793,449
Indonesia – 1.2%
Jasa Marga Persero Tbk PT	145,001	59,050
Kalbe Farma Tbk PT	841,700	91,724
Mitra Keluarga Karyasehat Tbk PT	162,200	29,663
Surya Citra Media Tbk PT	147,900	35,023
Unilever Indonesia Tbk PT	178,500	577,837

Total Indonesia		793,297
Ireland – 0.3%
Paddy Power Betfair PLC	1,401	195,732
Israel – 0.8%
Frutarom Industries Ltd.	580	30,392
Israel Chemicals Ltd.	89,607	389,699
Osem Investments Ltd.*	3,826	83,583

Total Israel		503,674
Italy – 1.6%
Azimut Holding SpA	7,018	161,947
Luxottica Group SpA	12,561	694,224
Moncler SpA	2,781	47,061
Salvatore Ferragamo SpA(a)	2,503	64,062
Tod’s SpA(a)	1,193	85,104

Total Italy		1,052,398
Japan – 7.0%
Asahi Intecc Co., Ltd.	300	14,066
Bandai Namco Holdings, Inc.	5,400	117,902
Calbee, Inc.(a)	1,400	55,679
CyberAgent, Inc.(a)	700	32,573
Daiichikosho Co., Ltd.	700	30,517
Daito Trust Construction Co., Ltd.	3,500	497,620
DeNa Co., Ltd.(a)	600	10,351
Fast Retailing Co., Ltd.	700	224,334
Fuji Heavy Industries Ltd.	13,300	470,372
GungHo Online Entertainment, Inc.(a)	16,100	45,409
Haseko Corp.	2,100	19,581
Hikari Tsushin, Inc.	900	68,624
Iida Group Holdings Co., Ltd.	6,100	119,129
Kakaku.com, Inc.(a)	4,000	74,381
Kaken Pharmaceutical Co., Ltd.	700	42,413
M3, Inc.	1,100	27,717
MISUMI Group, Inc.(a)	3,400	48,734
Mixi, Inc.	3,000	111,571
MonotaRO Co., Ltd.(a)	500	14,881
Murata Manufacturing Co., Ltd.	3,500	422,572
Nexon Co., Ltd.	3,300	56,343
Nippon Paint Holdings Co., Ltd.(a)	4,500	99,973
Nissan Chemical Industries Ltd.(a)	2,900	74,825
Nitori Holdings Co., Ltd.	700	64,211
Obic Co., Ltd.	1,700	89,995
Oracle Corp.	3,400	191,183
Park24 Co., Ltd.	4,900	137,328
Pigeon Corp.	2,000	52,262
Ryohin Keikaku Co., Ltd.	300	63,526
Sanrio Co., Ltd.(a)	2,500	48,957
Seiko Epson Corp.	18,900	305,709
Shimano, Inc.	700	109,863
Shionogi & Co., Ltd.	5,500	259,206
Start Today Co., Ltd.	1,000	40,393
Sumitomo Rubber Industries Ltd.	8,300	128,419
Sysmex Corp.	1,800	112,745
Temp Holdings Co., Ltd.	1,200	17,424
Tosoh Corp.	12,000	50,501
TOTO Ltd.(a)	2,800	87,442
USS Co., Ltd.	6,400	102,382
Yokohama Rubber Co., Ltd. (The)(a)	3,500	57,640

Total Japan		4,598,753
Malaysia – 0.3%
HAP Seng Consolidated Bhd	121,200	233,919
Mexico – 1.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	19,520	175,566
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	8,356	126,888
Grupo Carso S.A.B. de C.V. Series A1	31,956	150,235
Grupo Lala S.A.B. de C.V.	38,464	105,666
Industrias Bachoco S.A.B. de C.V. Series B	14,743	63,677
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	61,161	148,355

Total Mexico		770,387
Netherlands – 0.8%
ASML Holding N.V.	5,009	509,611
Euronext N.V.(b)	988	41,083

Total Netherlands		550,694
New Zealand – 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	28,953	197,000
Norway – 1.1%
Telenor ASA	44,255	716,427
Philippines – 0.8%
Emperador, Inc.	391,200	64,400
Jollibee Foods Corp.	2,590	12,769
Semirara Mining & Power Corp.	61,720	175,998
Universal Robina Corp.	60,350	284,154

Total Philippines		537,321
Russia – 5.5%
Gazprom PAO ADR	709,861	3,061,631
NovaTek OAO GDR Reg S	6,418	576,657

Total Russia		3,638,288
Singapore – 0.3%
SIA Engineering Co., Ltd.	74,200	198,366
South Africa – 3.3%
Capitec Bank Holdings Ltd.	1,957	76,246
Discovery Ltd.(a)	9,895	81,741

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	55

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2016

Investments	Shares	Value
Foschini Group Ltd. (The)	4,956	$47,660
Hyprop Investments Ltd.	17,781	142,255
Life Healthcare Group Holdings Ltd.	12,015	29,147
Mr. Price Group Ltd.	9,520	114,845
Naspers Ltd. Class N	1,223	171,376
Netcare Ltd.	54,088	132,756
Pick n Pay Stores Ltd.	13,680	65,331
Pioneer Foods Group Ltd.	4,211	39,808
PSG Group Ltd.	1,459	19,889
Rand Merchant Investment Holdings Ltd.(a)	53,533	151,485
Resilient REIT Ltd.	17,059	157,205
RMB Holdings Ltd.(a)	68,569	285,596
Shoprite Holdings Ltd.(a)	11,403	134,606
SPAR Group Ltd. (The)	7,349	99,432
Tiger Brands Ltd.	4,723	104,437
Truworths International Ltd.(a)	25,121	167,758
Woolworths Holdings Ltd.	30,845	188,052

Total South Africa		2,209,625
South Korea – 1.9%
Amorepacific Corp.	189	63,876
Coway Co., Ltd.	2,183	184,207
Cuckoo Electronics Co., Ltd.	91	15,954
Hanssem Co., Ltd.	92	17,980
Hotel Shilla Co., Ltd.	217	12,619
Hyundai Wia Corp.	299	27,453
Korea Aerospace Industries Ltd.	382	21,779
Korea Zinc Co., Ltd.	295	124,207
KT&G Corp.	5,289	508,736
LG Household & Health Care Ltd.	68	56,191
Medy-Tox, Inc.	37	14,284
S-1 Corp.	834	64,468
Samlip General Foods Co., Ltd.	33	6,175
SK Holdings Co., Ltd.	497	96,914
Youngone Corp.	421	17,707

Total South Korea		1,232,550
Spain – 3.0%
Industria de Diseno Textil S.A.	55,936	1,884,529
Tecnicas Reunidas S.A.(a)	2,836	79,906

Total Spain		1,964,435
Sweden – 3.8%
Atlas Copco AB Class B	13,999	330,518
Axfood AB	8,265	152,929
Hennes & Mauritz AB Class B	49,730	1,660,591
Hexpol AB	6,621	73,710
Investment AB Kinnevik Class B	7,741	219,911
Investment AB Latour Class B	1,975	81,980

Total Sweden		2,519,639
Switzerland – 5.0%
Actelion Ltd. Registered Shares*	1,529	229,434
Bucher Industries AG Registered Shares	380	92,733
EMS-Chemie Holding AG Registered Shares	870	452,874
Georg Fischer AG Registered Shares	150	121,704
Partners Group Holding AG	819	330,542
Roche Holding AG Bearer Shares	5,848	1,474,748
Schindler Holding AG Participation Certificate	1,925	356,396
Schindler Holding AG Registered Shares	63	11,585
Swatch Group AG (The) Registered Shares	2,749	185,869
Temenos Group AG Registered Shares*	1,035	56,849

Total Switzerland		3,312,734
Taiwan – 9.1%
Advantech Co., Ltd.	23,000	169,012
Catcher Technology Co., Ltd.	20,000	164,057
Eclat Textile Co., Ltd.	7,160	94,216
Feng TAY Enterprise Co., Ltd.	13,000	69,072
Hotai Motor Co., Ltd.	12,000	131,991
Largan Precision Co., Ltd.	4,000	310,092
Nanya Technology Corp.	174,028	216,021
President Chain Store Corp.	48,000	349,739
Siliconware Precision Industries Co., Ltd.	312,000	504,101
Taiwan Semiconductor Manufacturing Co., Ltd.	795,000	4,001,678

Total Taiwan		6,009,979
Thailand – 2.5%
Airports of Thailand PCL NVDR	26,900	307,385
Bangkok Dusit Medical Services PCL NVDR	295,200	196,353
Big C Supercenter PCL NVDR	21,800	155,537
Bumrungrad Hospital PCL NVDR	9,100	54,838
Central Pattana PCL NVDR	87,550	128,164
CP ALL PCL	195,656	254,442
Glow Energy PCL NVDR	80,100	209,471
Intouch Holdings PCL NVDR(a)	185,553	336,242

Total Thailand		1,642,432
Turkey – 0.9%
Aselsan Elektronik Sanayi ve Ticaret AS	6,283	40,835
BIM Birlesik Magazalar AS	6,020	130,526
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	128,568	131,047
Ford Otomotiv Sanayi AS	12,472	164,510
TAV Havalimanlari Holding AS	16,604	99,127
Ulker Biskuvi Sanayi AS	6,948	51,573

Total Turkey		617,618
United Kingdom – 9.7%
ARM Holdings PLC	16,526	240,854
Ashmore Group PLC(a)	54,656	225,930
Ashtead Group PLC	10,274	127,585
Berendsen PLC	6,765	116,972
Bovis Homes Group PLC	5,018	67,183
Crest Nicholson Holdings PLC	6,718	54,362
Croda International PLC	5,774	252,206
Daily Mail & General Trust PLC Class A Non-Voting Shares	11,448	114,521
Domino’s Pizza Group PLC	3,926	56,880
Dunelm Group PLC	4,269	56,051
Hammerson PLC	37,964	315,662
Hays PLC	40,397	70,256
Hikma Pharmaceuticals PLC	2,154	61,300

See Notes to Financial Statements.

56	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2016

Investments	Shares	Value
Howden Joinery Group PLC	11,832	$81,306
IG Group Holdings PLC	17,069	196,266
Imperial Brands PLC	49,830	2,766,706
ITV PLC	86,254	299,023
Jardine Lloyd Thompson Group PLC	6,772	82,198
JD Sports Fashion PLC	637	10,309
Restaurant Group PLC (The)	7,612	42,953
Rightmove PLC	1,427	86,369
Rotork PLC	31,659	83,180
Smiths Group PLC	20,996	324,710
Spirax-Sarco Engineering PLC	1,859	97,259
Taylor Wimpey PLC	184,983	505,962
Ted Baker PLC	441	17,260
Unite Group PLC (The)	7,971	72,922

Total United Kingdom		6,426,185
TOTAL COMMON STOCKS (Cost: $62,124,848)		64,051,498
EXCHANGE-TRADED FUNDS AND NOTES – 2.5%
United States – 2.5%
iPath MSCI India Index ETN*(a)	25,588	1,606,670
WisdomTree Emerging Markets High Dividend Fund(c)	511	17,798
WisdomTree International Equity Fund(c)	577	26,421
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $1,740,596)		1,650,889
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.2%
United States – 5.2%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(d) (Cost: $3,457,503)(e)	3,457,503	3,457,503
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $67,322,947)		69,159,890
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.7)%		(3,134,156)

NET ASSETS – 100.0%		$66,025,734

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(e)

At March 31, 2016, the total market value of the Fund’s securities on loan was $5,692,262 and the total market value of the collateral held by the Fund was $6,162,643. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,705,140.

ADR	–	American Depositary Receipt

ETN	–	Exchange-Traded Note

GDR	–	Global Depositary Receipt

NVDR	–	Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	57

Schedule of Investments

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 13.3%
Abacus Property Group	67,850	$155,537
BWP Trust	74,479	195,942
Charter Hall Group	61,748	220,398
Charter Hall Retail REIT	60,826	214,768
Cromwell Property Group	352,279	281,830
Dexus Property Group	147,330	899,868
Goodman Group	184,649	947,415
GPT Group (The)	230,448	886,360
Growthpoint Properties Australia Ltd.(a)	95,604	230,926
Investa Office Fund	78,140	251,857
LendLease Group	68,698	732,973
Mirvac Group	557,832	830,332
Scentre Group	761,807	2,601,928
Stockland	405,776	1,332,851
Vicinity Centres	457,127	1,121,747
Westfield Corp.	203,538	1,564,150

Total Australia		12,468,882
Austria – 0.2%
CA Immobilien Anlagen AG*	7,836	154,257
Belgium – 1.0%
Befimmo S.A.	3,716	239,084
Cofinimmo S.A.	4,045	497,133
Warehouses De Pauw	2,304	219,362

Total Belgium		955,579
Brazil – 0.4%
BR Malls Participacoes S.A.	45,492	189,336
Multiplan Empreendimentos Imobiliarios S.A.	11,701	177,298

Total Brazil		366,634
Canada – 7.1%
Allied Properties Real Estate Investment Trust	9,440	255,222
Artis Real Estate Investment Trust	30,784	305,353
Boardwalk Real Estate Investment Trust	5,406	216,457
Brookfield Asset Management, Inc. Class A	36,650	1,279,895
Canadian Apartment Properties REIT	13,305	297,073
Canadian Real Estate Investment Trust	9,157	319,074
Cominar Real Estate Investment Trust	37,337	496,499
Dream Office Real Estate Investment Trust	30,255	485,362
First Capital Realty, Inc.	30,619	488,124
Granite Real Estate Investment Trust	7,920	229,067
H&R Real Estate Investment Trust	49,940	810,422
RioCan Real Estate Investment Trust	48,109	989,369
Smart Real Estate Investment Trust	18,379	482,121

Total Canada		6,654,038
Chile – 0.1%
Parque Arauco S.A.	74,563	137,051
China – 15.7%
China Jinmao Holdings Group Ltd.	1,687,000	469,786
China Overseas Land & Investment Ltd.	628,049	1,987,817
China Resources Land Ltd.	474,000	1,216,082
China South City Holdings Ltd.(a)	1,572,800	324,433
China Vanke Co., Ltd. Class H	156,400	383,512
CIFI Holdings Group Co., Ltd.	1,735,900	416,264
Country Garden Holdings Co., Ltd.	5,062,000	2,010,038
Dalian Wanda Commercial Properties Co., Ltd. Class H(b)	42,700	252,956
Evergrande Real Estate Group Ltd.(a)	4,601,000	3,553,125
Guorui Properties Ltd.(a)	224,000	78,261
KWG Property Holding Ltd.	580,500	381,683
Logan Property Holdings Co., Ltd.	460,000	171,391
Longfor Properties Co., Ltd.	575,000	819,888
Poly Property Group Co., Ltd.	323,000	88,281
Shenzhen Investment Ltd.	1,012,000	401,849
Shimao Property Holdings Ltd.	676,000	1,000,507
Shui On Land Ltd.	754,000	203,165
Sino-Ocean Land Holdings Ltd.	1,065,200	503,998
Sunac China Holdings Ltd.	480,900	323,636
Yuexiu Property Co., Ltd.	1,548,000	223,522

Total China		14,810,194
Finland – 0.5%
Citycon Oyj	109,032	275,581
Sponda Oyj	39,702	167,397

Total Finland		442,978
France – 8.7%
Fonciere Des Regions	10,016	947,911
Gecina S.A.	7,449	1,027,110
ICADE	12,261	940,597
Klepierre	26,950	1,292,928
Mercialys S.A.	16,397	381,085
Nexity S.A.	8,810	459,756
Unibail-Rodamco SE	11,291	3,111,160

Total France		8,160,547
Germany – 2.8%
alstria office REIT-AG*	8,617	124,511
Deutsche Euroshop AG	4,427	208,249
Deutsche Wohnen AG Bearer Shares	18,973	590,893
LEG Immobilien AG*	4,635	437,599
TAG Immobilien AG(a)	16,007	216,883
Vonovia SE	28,578	1,029,902

Total Germany		2,608,037
Hong Kong – 18.3%
Champion REIT	850,000	432,860
Fortune Real Estate Investment Trust	311,000	333,191
Hang Lung Group Ltd.	120,649	346,087
Hang Lung Properties Ltd.	544,283	1,039,931
Henderson Land Development Co., Ltd.	212,440	1,305,060
Hui Xian REIT	703,634	337,767
Hysan Development Co., Ltd.	116,115	494,756
Link REIT	276,615	1,640,457
New World Development Co., Ltd.	1,350,497	1,286,677
Sino Land Co., Ltd.	711,735	1,126,803
Sun Hung Kai Properties Ltd.	259,810	3,177,054

See Notes to Financial Statements.

58	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2016

Investments	Shares	Value
Swire Pacific Ltd. Class A	116,278	$1,251,744
Swire Properties Ltd.	493,141	1,331,946
Wharf Holdings Ltd. (The)	345,872	1,890,657
Wheelock & Co., Ltd.	188,231	840,864
Yuexiu Real Estate Investment Trust	631,000	350,621

Total Hong Kong		17,186,475
Indonesia – 0.3%
Bumi Serpong Damai Tbk PT	541,224	74,898
Lippo Karawaci Tbk PT	1,720,400	135,582
Summarecon Agung Tbk PT	665,600	79,561

Total Indonesia		290,041
Ireland – 0.1%
Green REIT PLC	36,741	59,076
Israel – 0.7%
Azrieli Group Ltd.	6,947	272,558
Gazit-Globe Ltd.	24,475	223,234
Melisron Ltd.	4,492	161,662

Total Israel		657,454
Italy – 0.2%
Beni Stabili SpA SIIQ	225,254	169,286
Japan – 4.6%
Aeon Mall Co., Ltd.	4,930	73,120
Daito Trust Construction Co., Ltd.	7,300	1,037,893
Daiwa House Industry Co., Ltd.	41,200	1,160,543
Hulic Co., Ltd.	20,400	195,297
Mitsubishi Estate Co., Ltd.	23,589	438,746
Mitsui Fudosan Co., Ltd.	27,308	682,244
Nomura Real Estate Holdings, Inc.	11,365	210,322
NTT Urban Development Corp.	13,600	133,223
Sumitomo Realty & Development Co., Ltd.	9,279	271,943
Tokyu Fudosan Holdings Corp.	22,968	156,124

Total Japan		4,359,455
Malaysia – 1.2%
IGB Real Estate Investment Trust	263,900	103,490
IOI Properties Group Bhd	251,900	149,145
KLCCP Stapled Group	172,800	317,121
SP Setia Bhd Group	175,555	140,840
Sunway Bhd	185,500	149,294
Sunway Real Estate Investment Trust	446,796	183,231
UEM Sunrise Bhd	349,000	101,976

Total Malaysia		1,145,097
Mexico – 1.6%
Concentradora Fibra Danhos S.A. de C.V.	76,721	160,983
Fibra Uno Administracion S.A. de C.V.	430,033	1,007,724
Macquarie Mexico Real Estate Management S.A. de C.V.*	125,838	171,012
PLA Administradora Industrial S de RL de C.V.*	106,302	198,676

Total Mexico		1,538,395
Netherlands – 0.6%
Eurocommercial Properties N.V. CVA	5,680	266,220
Wereldhave N.V.	5,228	292,815

Total Netherlands		559,035
New Zealand – 0.2%
Kiwi Property Group Ltd.	178,216	178,798
Norway – 0.2%
Entra ASA(b)	20,885	196,951
Philippines – 0.9%
Ayala Land, Inc.	458,700	351,160
Robinsons Land Corp.	137,400	83,255
SM Prime Holdings, Inc.	777,375	370,580

Total Philippines		804,995
Singapore – 7.8%
Ascendas Real Estate Investment Trust	443,084	786,403
Ascott Residence Trust(a)	291,373	231,523
CapitaLand Commercial Trust Ltd.	548,635	598,911
CapitaLand Ltd.	347,289	791,755
CapitaLand Mall Trust	558,086	866,181
City Developments Ltd.	46,203	280,320
Frasers Centrepoint Trust(a)	145,500	216,100
Global Logistic Properties Ltd.	334,500	478,177
Keppel REIT	455,600	336,642
Mapletree Commercial Trust	398,690	417,461
Mapletree Greater China Commercial Trust	525,500	372,681
Mapletree Industrial Trust	366,218	433,772
Mapletree Logistics Trust	535,487	401,635
SPH REIT	269,600	193,201
Starhill Global REIT	394,584	228,558
Suntec Real Estate Investment Trust	440,628	548,085
UOL Group Ltd.	43,800	195,158

Total Singapore		7,376,563
South Africa – 2.3%
Fortress Income Fund Ltd.(a)	120,777	293,977
Fortress Income Fund Ltd. Class A	155,759	166,370
Growthpoint Properties Ltd.	353,346	590,272
Hyprop Investments Ltd.	33,570	268,574
Redefine Properties Ltd.	678,121	552,345
Resilient REIT Ltd.	32,732	301,638

Total South Africa		2,173,176
Sweden – 1.5%
Atrium Ljungberg AB Class B	8,387	145,358
Castellum AB	15,894	253,113
Fabege AB	12,581	212,769
Hemfosa Fastigheter AB	10,710	117,911
Hufvudstaden AB Class A	19,304	306,466
Kungsleden AB	11,175	79,263
Wallenstam AB Class B	19,161	165,925
Wihlborgs Fastigheter AB	5,884	125,131

Total Sweden		1,405,936
Switzerland – 1.3%
PSP Swiss Property AG Registered Shares	5,023	485,174

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	59

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2016

Investments	Shares	Value
Swiss Prime Site AG Registered Shares*	8,507	$753,296

Total Switzerland		1,238,470
Taiwan – 0.8%
Highwealth Construction Corp.	229,110	334,581
Ruentex Development Co., Ltd.	318,954	403,846

Total Taiwan		738,427
Thailand – 1.2%
Central Pattana PCL NVDR	193,574	283,373
Land & Houses PCL NVDR	2,554,511	649,883
Pruksa Real Estate PCL NVDR	318,893	244,744

Total Thailand		1,178,000
Turkey – 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	370,886	378,038
United Kingdom – 5.6%
Big Yellow Group PLC	12,877	143,345
British Land Co. PLC (The)	98,579	992,522
Capital & Counties Properties PLC	17,019	80,674
Countrywide PLC	20,715	114,807
Derwent London PLC	3,584	162,368
Foxtons Group PLC	27,728	64,862
Great Portland Estates PLC	15,464	161,808
Hammerson PLC	81,178	674,977
Hansteen Holdings PLC(a)	88,221	134,915
Intu Properties PLC	154,867	696,708
Land Securities Group PLC	57,837	915,252
Londonmetric Property PLC	62,899	143,382
Savills PLC	11,181	122,135
Segro PLC	71,477	421,517
Shaftesbury PLC	17,918	234,615
Unite Group PLC (The)	18,109	165,669
Workspace Group PLC	7,035	79,172

Total United Kingdom		5,308,728
TOTAL COMMON STOCKS (Cost: $93,785,774)		93,700,593
EXCHANGE-TRADED FUNDS AND NOTES – 0.1%
United States – 0.1%
iPath MSCI India Index ETN*	340	21,348
WisdomTree Global Natural Resources Fund(c)	4,718	55,286
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $75,874)		76,634
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
United States – 3.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(d) (Cost: $3,611,625)(e)	3,611,625	3,611,625
TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $97,473,273)		97,388,852
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.6)%		(3,344,796)

NET ASSETS – 100.0%		$94,044,056

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(e)

At March 31, 2016, the total market value of the Fund’s securities on loan was $4,021,658 and the total market value of the collateral held by the Fund was $4,414,345. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $802,720.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/4/2016	EUR	6,454	USD	7,347	$(8)
4/4/2016	ZAR	358,389	USD	24,376	9
					$1

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

60	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Global ex-U.S. Utilities Fund (DBU)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 98.7%
Australia – 1.5%
AGL Energy Ltd.	16,347	$231,379
Austria – 0.7%
Verbund AG(a)	8,586	109,876
Belgium – 0.6%
Elia System Operator S.A./N.V.	1,947	96,991
Brazil – 5.2%
Cia de Saneamento Basico do Estado de Sao Paulo	24,530	165,979
EDP – Energias do Brasil S.A.	56,616	201,287
Equatorial Energia S.A.	12,334	142,551
Tractebel Energia S.A.	27,849	288,234

Total Brazil		798,051
Canada – 10.4%
Algonquin Power & Utilities Corp.(a)	18,717	157,295
Atco Ltd. Class I	3,874	117,647
Canadian Utilities Ltd. Class A	5,464	153,556
Capital Power Corp.(a)	13,028	181,301
Emera, Inc.	5,365	197,187
Fortis, Inc.	5,445	171,376
Northland Power, Inc.(a)	13,400	221,909
Superior Plus Corp.	13,342	95,311
TransAlta Corp.	62,047	289,740

Total Canada		1,585,322
Chile – 3.5%
Aguas Andinas S.A. Class A	151,213	86,537
Colbun S.A.	219,558	61,266
E.CL S.A.	38,438	63,048
Empresa Nacional de Electricidad S.A.	98,276	136,915
Enersis Americas S.A.	653,157	181,174

Total Chile		528,940
China – 9.7%
Beijing Enterprises Water Group Ltd.(a)	56,000	35,088
Beijing Jingneng Clean Energy Co., Ltd. Class H	326,000	104,232
China Gas Holdings Ltd.	48,000	70,794
China Longyuan Power Group Corp., Ltd. Class H	38,100	28,195
China Power International Development Ltd.	279,000	144,598
China Resources Gas Group Ltd.	24,000	68,536
China Resources Power Holdings Co., Ltd.	92,100	172,170
CT Environmental Group Ltd.(a)	70,000	20,576
Datang International Power Generation Co., Ltd. Class H	658,000	202,747
Guangdong Investment Ltd.	96,600	122,174
Huadian Fuxin Energy Corp., Ltd. Class H	264,000	61,605
Huadian Power International Corp., Ltd. Class H	324,000	206,349
Huaneng Power International, Inc. Class H	234,640	209,939
Huaneng Renewables Corp., Ltd. Class H	106,000	32,935

Total China		1,479,938
Czech Republic – 2.0%
CEZ AS	16,984	300,023
Finland – 2.5%
Fortum Oyj(a)	25,056	380,035
France – 7.0%
Electricite de France S.A.	19,899	223,675
Engie S.A.	20,222	314,320
Rubis SCA	1,863	149,819
Suez Environnement Co.	10,499	192,862
Veolia Environnement S.A.	7,413	178,833

Total France		1,059,509
Germany – 2.0%
E.ON SE	31,134	299,370
Hong Kong – 3.3%
CLP Holdings Ltd.	22,822	206,402
Hong Kong & China Gas Co., Ltd.	56,645	105,891
Power Assets Holdings Ltd.	18,886	193,205

Total Hong Kong		505,498
Indonesia – 1.6%
Perusahaan Gas Negara Persero Tbk	1,247,000	245,920
Italy – 8.8%
A2A SpA	119,004	155,004
Enel Green Power SpA	46,705	100,591
Enel SpA	37,301	165,690
Hera SpA	56,444	168,906
Iren SpA	92,017	165,151
Snam SpA	52,321	328,221
Terna Rete Elettrica Nazionale SpA	45,749	261,449

Total Italy		1,345,012
Japan – 4.8%
Chubu Electric Power Co., Inc.	3,700	51,733
Chugoku Electric Power Co., Inc. (The)(a)	10,300	139,295
Electric Power Development Co., Ltd.	2,842	88,880
Hokuriku Electric Power Co.	10,600	150,236
Osaka Gas Co., Ltd.(a)	28,000	107,720
Toho Gas Co., Ltd.(a)	11,000	78,197
Tohoku Electric Power Co., Inc.	3,000	38,756
Tokyo Gas Co., Ltd.	17,000	79,362

Total Japan		734,179
Malaysia – 1.9%
Petronas Gas Bhd	25,600	144,355
Tenaga Nasional Bhd	38,900	138,989

Total Malaysia		283,344
Mexico – 1.0%
Infraestructura Energetica Nova S.A.B. de C.V.(a)	36,917	152,146
New Zealand – 4.2%
Contact Energy Ltd.	91,843	318,833
Meridian Energy Ltd.	178,667	325,007

Total New Zealand		643,840
Philippines – 2.2%
Aboitiz Power Corp.	96,900	92,491
Energy Development Corp.	631,000	80,580

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	61

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

March 31, 2016

Investments	Shares	Value
Manila Electric Co.	23,610	$165,621

Total Philippines		338,692
Poland – 3.4%
Energa S.A.	32,269	113,664
PGE Polska Grupa Energetyczna S.A.	74,287	279,033
Tauron Polska Energia S.A.	163,600	132,308

Total Poland		525,005
Portugal – 1.4%
EDP-Energias de Portugal S.A.	59,684	212,608
Russia – 0.2%
RusHydro PJSC ADR	26,850	26,984
Singapore – 0.4%
Keppel Infrastructure Trust	174,900	64,292
South Korea – 0.6%
Korea Electric Power Corp.	1,235	65,011
Korea Gas Corp.	929	31,154

Total South Korea		96,165
Spain – 7.3%
EDP Renovaveis S.A.	4,756	36,366
Enagas S.A.	8,362	251,707
Endesa S.A.	9,000	173,018
Gas Natural SDG S.A.	11,677	236,457
Iberdrola S.A.	31,788	212,309
Red Electrica Corp. S.A.	2,248	195,458

Total Spain		1,105,315
Thailand – 1.0%
Electricity Generating PCL NVDR	14,546	73,805
Glow Energy PCL	28,500	74,531

Total Thailand		148,336
United Kingdom – 11.5%
Centrica PLC	76,935	251,788
Drax Group PLC(a)	63,403	247,962
National Grid PLC	17,641	250,309
Pennon Group PLC	17,378	202,567
Severn Trent PLC	6,173	192,798
SSE PLC	13,540	290,359
Telecom Plus PLC	9,166	121,269
United Utilities Group PLC	14,984	198,782

Total United Kingdom		1,755,834
TOTAL COMMON STOCKS (Cost: $18,033,621)		15,052,604
EXCHANGE-TRADED FUNDS AND NOTES – 1.0%
United States – 1.0%
iPath MSCI India Index ETN*(a)	2,361	148,247
WisdomTree Global ex-U.S. Real Estate Fund(a)(b)	161	4,389
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $144,301)		152,636
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.4%
United States – 9.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $1,443,263)(d)	1,443,263	1,443,263
TOTAL INVESTMENTS IN SECURITIES – 109.1% (Cost: $19,621,185)		16,648,503
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.1)%		(1,393,889)

NET ASSETS – 100.0%		$15,254,614

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $1,784,892 and the total market value of the collateral held by the Fund was $1,902,446. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $459,183.

ADR – American Depositary Receipt
ETN – Exchange-Traded Note
NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

62	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments

WisdomTree Global High Dividend Fund (DEW)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 4.2%
AGL Energy Ltd.	3,163	$44,770
Alumina Ltd.(a)	33,919	33,920
Amcor Ltd.	6,078	67,093
AMP Ltd.	7,602	33,859
ASX Ltd.	1,240	39,519
Aurizon Holdings Ltd.	10,505	32,001
Australia & New Zealand Banking Group Ltd.	15,026	271,168
Bank of Queensland Ltd.	3,563	33,219
Bendigo & Adelaide Bank Ltd.	5,745	39,200
BHP Billiton Ltd.	12,343	160,083
Challenger Ltd.	6,595	42,564
CIMIC Group Ltd.	1,686	45,082
Commonwealth Bank of Australia	8,390	483,534
Crown Resorts Ltd.	2,843	27,250
Insurance Australia Group Ltd.	3,090	13,264
Macquarie Group Ltd.	2,057	104,577
National Australia Bank Ltd.	13,244	267,332
Origin Energy Ltd.	12,783	50,052
Rio Tinto Ltd.	1,862	61,147
Santos Ltd.	7,323	22,702
Sonic Healthcare Ltd.	2,410	34,816
Suncorp Group Ltd.	6,704	61,420
Tabcorp Holdings Ltd.	7,136	23,494
Tatts Group Ltd.	16,630	48,356
Telstra Corp., Ltd.	72,202	296,035
Wesfarmers Ltd.	4,420	140,933
Westpac Banking Corp.	16,762	391,338
Woodside Petroleum Ltd.	6,143	122,674
Woolworths Ltd.	4,204	71,470

Total Australia		3,062,872
Austria – 0.1%
Oesterreichische Post AG	659	26,832
OMV AG	1,600	45,081
Vienna Insurance Group AG Wiener Versicherung Gruppe	236	5,002

Total Austria		76,915
Belgium – 0.3%
Ageas	1,145	45,498
Cofinimmo S.A.	272	33,429
Elia System Operator S.A./N.V.	879	43,788
Euronav N.V.	2,232	22,868
Proximus SADP	1,568	53,667
Solvay S.A.	344	34,555

Total Belgium		233,805
Brazil – 1.3%
Ambev S.A.	45,267	240,385
Banco Bradesco S.A.*	12,359	104,898
Banco do Brasil S.A.	12,149	67,773
Banco Santander Brasil S.A.	27,146	129,832
BB Seguridade Participacoes S.A.	2,653	22,233

BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	13,905	$60,344
CETIP S.A. – Mercados Organizados	6,244	70,738
Itau Unibanco Holding S.A.	5,353	40,344
Natura Cosmeticos S.A.	5,815	43,547
Porto Seguro S.A.	1,485	11,414
Tractebel Energia S.A.	6,788	70,255
Vale S.A.	14,259	60,955

Total Brazil		922,718
Canada – 3.4%
Agrium, Inc.(a)	594	52,661
AltaGas Ltd.(a)	1,426	36,823
Bank of Montreal	2,770	168,905
Bank of Nova Scotia (The)	4,205	206,341
BCE, Inc.	3,882	177,645
Canadian Imperial Bank of Commerce	1,886	141,466
Canadian Natural Resources Ltd.	3,462	94,028
Cenovus Energy, Inc.	1,535	20,056
CI Financial Corp.(a)	1,788	39,673
Crescent Point Energy Corp.(a)	2,139	29,734
Emera, Inc.	940	34,549
Enbridge, Inc.	2,851	111,443
Encana Corp.	4,073	24,940
Finning International, Inc.	1,222	18,017
Goldcorp, Inc.	3,666	59,718
Great-West Lifeco, Inc.	3,315	91,598
Keyera Corp.	1,090	33,219
National Bank of Canada	1,057	34,723
Pembina Pipeline Corp.(a)	1,565	42,481
Peyto Exploration & Development Corp.(a)	1,090	24,346
Potash Corp. of Saskatchewan, Inc.	4,590	78,461
Power Corp. of Canada	1,804	41,786
Power Financial Corp.(a)	2,430	61,001
RioCan Real Estate Investment Trust	2,378	48,904
Rogers Communications, Inc. Class B	1,771	71,199
Royal Bank of Canada	5,220	301,993
Shaw Communications, Inc. Class B(a)	1,688	32,743
Teck Resources Ltd. Class B(a)	5,457	41,557
TELUS Corp.	2,073	67,762
Toronto-Dominion Bank (The)	5,896	255,541
TransCanada Corp.(a)	2,293	90,518

Total Canada		2,533,831
Chile – 0.2%
AES Gener S.A.	17,745	8,982
Banco de Chile	750,895	80,876
Banco Santander Chile	1,379,789	67,188

Total Chile		157,046
China – 3.3%
Agricultural Bank of China Ltd. Class H	161,074	57,938
Bank of China Ltd. Class H	424,366	176,168
Bank of Communications Co., Ltd. Class H	156,125	102,654
Belle International Holdings Ltd.	73,000	42,257

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	63

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2016

Investments	Shares	Value

China Construction Bank Corp. Class H	1,277,536	$815,286
China Everbright Bank Co., Ltd. Class H	67,000	32,565
China Hongqiao Group Ltd.(a)	48,500	33,702
China Jinmao Holdings Group Ltd.	105,447	29,364
China Merchants Bank Co., Ltd. Class H	25,027	52,593
China Petroleum & Chemical Corp. Class H	110,000	72,184
China Power International Development Ltd.	31,224	16,183
China Resources Power Holdings Co., Ltd.	21,575	40,332
China Shenhua Energy Co., Ltd. Class H	9,500	14,942
China Vanke Co., Ltd. Class H	6,800	16,674
China Zhongwang Holdings Ltd.(a)	50,000	24,689
CNOOC Ltd.	187,415	221,325
Country Garden Holdings Co., Ltd.	181,000	71,872
Evergrande Real Estate Group Ltd.(a)	135,000	104,254
Great Wall Motor Co., Ltd. Class H	8,597	6,983
Huaneng Power International, Inc. Class H	30,137	26,964
Industrial & Commercial Bank of China Ltd. Class H	447,000	250,109
Kunlun Energy Co., Ltd.	20,000	17,379
Lenovo Group Ltd.	38,000	29,590
PetroChina Co., Ltd. Class H	36,000	23,949
Shenzhen Investment Ltd.	48,000	19,060
Shimao Property Holdings Ltd.	27,000	39,961
Sino-Ocean Land Holdings Ltd.	44,775	21,185
Yangzijiang Shipbuilding Holdings Ltd.	52,200	37,989

Total China		2,398,151
Czech Republic – 0.1%
CEZ AS	1,771	31,285
Komercni Banka AS	253	55,959
O2 Czech Republic AS	1,520	16,041

Total Czech Republic		103,285
Denmark – 0.1%
TDC A/S	2,693	13,201
Tryg A/S	1,442	28,033

Total Denmark		41,234
Finland – 0.6%
Elisa Oyj(a)	1,850	72,036
Fortum Oyj(a)	2,090	31,700
Kesko Oyj Class B	710	31,400
Kone Oyj Class B	968	46,727
Metso Oyj(a)	812	19,404
Nokian Renkaat Oyj(a)	684	24,179
Sampo Oyj Class A	2,776	132,040
Stora Enso Oyj Class R	4,132	37,033
UPM-Kymmene Oyj	2,866	51,994

Total Finland		446,513
France – 3.0%
AXA S.A.	10,253	241,738
Bouygues S.A.	1,516	61,933
CNP Assurances	2,414	37,701
Electricite de France S.A.	9,733	109,404
Engie S.A.	10,923	169,781

Eutelsat Communications S.A.	915	$29,602
ICADE	476	36,516
Lagardere SCA	984	26,183
Metropole Television S.A.	1,386	25,310
Natixis S.A.	10,292	50,748
Orange S.A.	12,796	224,485
Rexel S.A.	2,013	28,800
Schneider Electric SE	1,902	120,379
SCOR SE	1,566	55,678
Suez Environnement Co.	1,389	25,515
Technip S.A.	660	36,635
TOTAL S.A.	12,384	565,335
Unibail-Rodamco SE	451	124,270
Vivendi S.A.	9,696	204,187

Total France		2,174,200
Germany – 2.6%
Aareal Bank AG	799	25,931
Allianz SE Registered Shares	1,708	278,231
BASF SE	3,083	232,927
Bayerische Motoren Werke AG	2,161	198,729
Daimler AG Registered Shares	4,011	307,931
E.ON SE	7,683	73,876
Freenet AG	1,126	33,734
METRO AG	1,098	34,071
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	797	162,345
ProSiebenSat.1 Media SE	522	26,878
Siemens AG Registered Shares	3,383	359,102
Telefonica Deutschland Holding AG	8,178	44,369
Volkswagen AG	1,093	158,867

Total Germany		1,936,991
Hong Kong – 1.1%
Bank of East Asia Ltd. (The)(a)	9,600	35,892
BOC Hong Kong Holdings Ltd.	45,500	135,798
Cathay Pacific Airways Ltd.	16,000	27,682
CLP Holdings Ltd.	8,500	76,874
CP Pokphand Co., Ltd.	106,000	11,069
Hang Lung Properties Ltd.	13,472	25,740
Hang Seng Bank Ltd.	6,700	118,425
Hopewell Holdings Ltd.	8,500	27,451
Hysan Development Co., Ltd.	6,000	25,566
New World Development Co., Ltd.	53,423	50,898
PCCW Ltd.	14,000	9,061
Power Assets Holdings Ltd.	7,000	71,611
Sino Land Co., Ltd.	36,000	56,995
SJM Holdings Ltd.	59,000	42,140
Swire Pacific Ltd. Class A	6,500	69,973
Wharf Holdings Ltd. (The)	6,519	35,635

Total Hong Kong		820,810
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	1,120	67,394

See Notes to Financial Statements.

64	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2016

Investments	Shares	Value

Indonesia – 0.2%
Astra International Tbk PT	115,700	$63,260
Indofood Sukses Makmur Tbk PT	34,200	18,635
Perusahaan Gas Negara Persero Tbk	115,000	22,679
Semen Indonesia Persero Tbk PT	19,800	15,193
United Tractors Tbk PT	16,100	18,577

Total Indonesia		138,344
Israel – 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	23,275	52,468
Israel Chemicals Ltd.	5,375	23,376

Total Israel		75,844
Italy – 1.0%
Assicurazioni Generali SpA	3,590	53,306
Banca Mediolanum SpA	3,390	27,080
Enel SpA	34,751	154,363
Eni SpA	17,623	267,095
Hera SpA	12,406	37,124
Snam SpA	18,967	118,984
Terna Rete Elettrica Nazionale SpA	9,660	55,205
UnipolSai SpA	15,299	35,461

Total Italy		748,618
Japan – 2.4%
Aozora Bank Ltd.(a)	14,331	50,110
Canon, Inc.	2,300	68,655
Daiwa Securities Group, Inc.	12,601	77,616
FANUC Corp.	1,400	217,794
Hino Motors Ltd.	1,700	18,407
ITOCHU Corp.	8,342	102,870
JFE Holdings, Inc.	2,600	35,069
JX Holdings, Inc.(a)	15,100	58,280
Marubeni Corp.(a)	5,469	27,736
Mitsui & Co., Ltd.	5,458	62,886
Nomura Holdings, Inc.	15,900	71,143
NTT DOCOMO, Inc.	12,500	283,876
Resona Holdings, Inc.	14,100	50,381
Seiko Epson Corp.	1,700	27,498
Sumitomo Corp.	5,286	52,604
Tokyo Electron Ltd.	700	45,689
Toyota Motor Corp.	10,200	540,152

Total Japan		1,790,766
Malaysia – 0.4%
AMMB Holdings Bhd	39,300	46,336
Axiata Group Bhd	6,201	9,361
British American Tobacco Malaysia Bhd	1,700	23,547
DiGi.Com Bhd	60,900	77,110
HAP Seng Consolidated Bhd	27,300	52,690
Malayan Banking Bhd	19,000	43,927
Maxis Bhd	27,200	44,270
YTL Power International Bhd	30,651	11,627

Total Malaysia		308,868

Mexico – 0.3%
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	17,109	$31,297
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	5,001	12,131
Wal-Mart de Mexico S.A.B. de C.V. Series V	58,800	140,672

Total Mexico		184,100
Netherlands – 0.2%
Aegon N.V.	5,074	27,951
Koninklijke Philips N.V.	2,212	63,105
NN Group N.V.	1,235	40,468

Total Netherlands		131,524
New Zealand – 0.2%
Fletcher Building Ltd.	3,156	17,289
Meridian Energy Ltd.	13,014	23,673
Mighty River Power Ltd.	10,841	21,978
Spark New Zealand Ltd.	20,350	51,571

Total New Zealand		114,511
Norway – 0.5%
Gjensidige Forsikring ASA	1,893	32,293
Marine Harvest ASA*	3,784	58,330
Norsk Hydro ASA	8,001	32,957
Orkla ASA	5,796	52,520
Statoil ASA	11,654	183,590
Yara International ASA	1,052	39,606

Total Norway		399,296
Philippines – 0.1%
Aboitiz Power Corp.	31,500	30,067
DMCI Holdings, Inc.	53,500	15,570
Energy Development Corp.	116,900	14,928
Philippine Long Distance Telephone Co.	770	33,111

Total Philippines		93,676
Poland – 0.2%
Bank Handlowy w Warszawie S.A.	1,560	37,932
Bank Pekao S.A.	895	39,605
PGE Polska Grupa Energetyczna S.A.	4,636	17,414
Powszechny Zaklad Ubezpieczen S.A.	4,502	43,062

Total Poland		138,013
Portugal – 0.1%
EDP-Energias de Portugal S.A.	15,694	55,906
Galp Energia, SGPS, S.A.	2,663	33,532
Portucel S.A.	4,746	17,307

Total Portugal		106,745
Russia – 0.9%
Gazprom Neft PAO ADR	4,304	47,990
Gazprom PAO ADR	18,449	79,570
Lukoil PJSC ADR	4,073	156,464
MMC Norilsk Nickel PJSC ADR	12,733	164,383
Mobile TeleSystems PJSC ADR	10,031	81,151
Novolipetsk Steel GDR Reg S	4,362	54,525
Rostelecom PJSC ADR	3,667	32,563
Severstal PAO GDR Reg S	5,690	60,200

Total Russia		676,846

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	65

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2016

Investments	Shares	Value

Singapore – 0.9%
DBS Group Holdings Ltd.	7,600	$86,802
Frasers Centrepoint Ltd.	27,100	32,803
Hutchison Port Holdings Trust	68,300	34,150
Jardine Cycle & Carriage Ltd.	1,700	50,536
Keppel Corp., Ltd.(a)	4,100	17,751
Olam International Ltd.	13,600	17,371
Oversea-Chinese Banking Corp., Ltd.	18,603	122,123
SATS Ltd.	6,820	20,005
Singapore Telecommunications Ltd.	74,300	210,772
StarHub Ltd.	9,900	24,629
United Overseas Bank Ltd.	2,129	29,834

Total Singapore		646,776
South Africa – 0.7%
Barclays Africa Group Ltd.(a)	2,947	29,973
FirstRand Ltd.(a)	18,649	61,331
Foschini Group Ltd. (The)	2,258	21,714
Hyprop Investments Ltd.	3,753	30,026
Imperial Holdings Ltd.	1,728	17,670
MMI Holdings Ltd.(a)	12,081	20,453
MTN Group Ltd.(a)	7,032	64,640
Nedbank Group Ltd.(a)	2,637	34,827
RMB Holdings Ltd.(a)	6,275	26,136
Sanlam Ltd.	10,152	47,274
Sasol Ltd.	2,173	65,234
Standard Bank Group Ltd.	1,526	13,745
Telkom S.A. SOC Ltd.	3,342	13,081
Truworths International Ltd.(a)	3,543	23,660
Vodacom Group Ltd.	6,629	72,352

Total South Africa		542,116
South Korea – 0.2%
POSCO	306	58,733
SK Telecom Co., Ltd.	377	68,734
Woori Bank	4,721	39,053

Total South Korea		166,520
Spain – 2.3%
Abertis Infraestructuras S.A.	5,303	87,322
Acerinox S.A.	2,809	32,586
ACS Actividades de Construccion y Servicios S.A.	1,483	44,260
Banco Bilbao Vizcaya Argentaria S.A.	13,756	91,577
Banco Santander S.A.	101,860	449,673
CaixaBank S.A.	16,743	49,550
Enagas S.A.	1,534	46,175
Endesa S.A.	4,696	90,277
Gas Natural SDG S.A.	4,584	92,825
Iberdrola S.A.	29,317	195,805
Mapfre S.A.	11,802	25,540
Red Electrica Corp. S.A.	736	63,994
Repsol S.A.	6,628	74,925
Tecnicas Reunidas S.A.(a)	362	10,199
Telefonica S.A.	27,420	307,840

Total Spain		1,662,548

Sweden – 1.3%
Castellum AB	1,579	$25,146
Nordea Bank AB	23,199	223,213
Skandinaviska Enskilda Banken AB Class A	10,874	104,023
Skanska AB Class B	3,025	69,144
SKF AB Class B(a)	1,505	27,216
Svenska Handelsbanken AB Class A	6,600	84,101
Swedbank AB Class A	6,144	132,555
Telefonaktiebolaget LM Ericsson Class B	11,002	110,336
TeliaSonera AB	20,746	107,918
Volvo AB Class B	5,374	59,065

Total Sweden		942,717
Switzerland – 1.6%
ABB Ltd. Registered Shares*	7,213	141,149
Baloise Holding AG Registered Shares	632	80,646
Helvetia Holding AG Registered Shares	72	41,351
Kuehne + Nagel International AG Registered Shares	521	74,370
Logitech International S.A. Registered Shares	1,982	31,666
SGS S.A. Registered Shares	17	36,072
STMicroelectronics N.V.	4,336	24,073
Sulzer AG Registered Shares	329	32,809
Swiss Re AG	3,130	290,562
Swisscom AG Registered Shares	270	147,314
Syngenta AG Registered Shares	306	127,813
Zurich Insurance Group AG*	732	170,684

Total Switzerland		1,198,509
Taiwan – 1.7%
Advanced Semiconductor Engineering, Inc.	33,108	38,525
Asia Cement Corp.	15,514	14,172
Asustek Computer, Inc.	5,486	49,262
AU Optronics Corp.	86,000	25,839
Cathay Financial Holding Co., Ltd.	47,000	56,297
Cheng Shin Rubber Industry Co., Ltd.	8,197	16,479
China Development Financial Holding Corp.	125,000	33,402
China Steel Corp.	71,000	49,416
Chunghwa Telecom Co., Ltd.	26,000	88,460
Compal Electronics, Inc.	19,000	11,925
CTBC Financial Holding Co., Ltd.	81,000	42,785
Delta Electronics, Inc.	10,525	46,438
Far Eastern New Century Corp.	15,994	13,070
First Financial Holding Co., Ltd.	63,000	31,124
Fubon Financial Holding Co., Ltd.	63,195	80,506
Hon Hai Precision Industry Co., Ltd.	55,000	144,917
Innolux Corp.	99,000	34,606
MediaTek, Inc.	14,389	110,430
Mega Financial Holding Co., Ltd.	84,941	60,438
Nan Ya Plastics Corp.	19,000	39,908
Nanya Technology Corp.	17,686	21,954
Pegatron Corp.	16,680	38,922
Quanta Computer, Inc.	19,210	33,545
Siliconware Precision Industries Co., Ltd.	18,000	29,083
SinoPac Financial Holdings Co., Ltd.	72,000	22,259

See Notes to Financial Statements.

66	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2016

Investments	Shares	Value

Taiwan Mobile Co., Ltd.	16,800	$54,549
United Microelectronics Corp.	74,000	30,580
Yuanta Financial Holding Co., Ltd.	89,000	31,801

Total Taiwan		1,250,692
Thailand – 0.5%
Advanced Info Service PCL	12,641	65,397
Charoen Pokphand Foods PCL NVDR	33,000	22,888
Glow Energy PCL NVDR	6,300	16,475
Intouch Holdings PCL NVDR	13,071	23,686
Krung Thai Bank PCL NVDR	28,600	15,202
Land & Houses PCL NVDR	119,400	30,376
PTT Exploration & Production PCL NVDR	17,900	35,744
PTT Global Chemical PCL NVDR	11,936	20,527
PTT PCL NVDR	5,300	42,183
Siam Commercial Bank PCL (The) NVDR	19,100	76,552
Total Access Communication PCL NVDR	20,000	23,451

Total Thailand		372,481
Turkey – 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	32,200	32,821
Eregli Demir ve Celik Fabrikalari TAS	4,849	7,302
Turk Telekomunikasyon AS	31,476	74,674

Total Turkey		114,797
United Kingdom – 9.1%
Admiral Group PLC	780	22,231
AstraZeneca PLC	5,466	306,591
Aviva PLC	13,073	85,700
BAE Systems PLC	18,348	134,231
Berkeley Group Holdings PLC	1,206	55,780
BHP Billiton PLC	10,092	113,547
BP PLC	135,533	682,098
British American Tobacco PLC	7,765	456,470
Cable & Wireless Communications PLC	29,493	32,662
Centrica PLC	14,724	48,188
Cobham PLC	3,809	11,886
Diageo PLC	8,326	225,158
Direct Line Insurance Group PLC	3,969	21,119
GlaxoSmithKline PLC	31,215	633,498
HSBC Holdings PLC	123,332	769,153
ICAP PLC	5,988	40,864
IG Group Holdings PLC	3,159	36,323
Imperial Brands PLC	4,315	239,581
Inmarsat PLC	3,597	50,898
Intu Properties PLC(a)	4,711	21,194
J Sainsbury PLC(a)	13,380	53,136
Legal & General Group PLC	30,844	104,269
Man Group PLC	14,452	31,677
Marks & Spencer Group PLC	7,547	44,062
National Grid PLC	19,634	278,587
Next PLC	615	47,733
Old Mutual PLC	20,835	57,826
Pearson PLC	3,241	40,760
Pennon Group PLC	2,159	25,166

Rexam PLC	3,236	$29,488
Rio Tinto PLC	9,234	259,535
Royal Dutch Shell PLC Class A	23,685	573,275
Royal Mail PLC	5,983	41,337
Segro PLC	8,760	51,660
Severn Trent PLC	1,472	45,974
SSE PLC	5,877	126,029
Standard Life PLC	10,222	52,319
TalkTalk Telecom Group PLC	4,039	13,764
Tate & Lyle PLC	1,800	14,954
Taylor Wimpey PLC	21,161	57,879
Unilever PLC	4,525	205,032
United Utilities Group PLC	4,599	61,012
Vodafone Group PLC	124,124	394,628
Weir Group PLC (The)	1,134	18,059
WM Morrison Supermarkets PLC(a)	14,057	40,146

Total United Kingdom		6,655,479
United States – 54.0%
AbbVie, Inc.	9,924	566,859
AES Corp.	5,283	62,339
AGL Resources, Inc.	1,042	67,876
Alliant Energy Corp.	693	51,476
Altria Group, Inc.	13,081	819,655
Ameren Corp.	1,968	98,597
American Campus Communities, Inc.	284	13,374
American Eagle Outfitters, Inc.	1,659	27,656
American Electric Power Co., Inc.	3,413	226,623
AT&T, Inc.	55,372	2,168,921
Baxter International, Inc.	4,992	205,071
Brandywine Realty Trust	2,651	37,194
CA, Inc.	2,465	75,897
Camden Property Trust	712	59,873
Caterpillar, Inc.	4,418	338,154
CBL & Associates Properties, Inc.	3,440	40,936
CenterPoint Energy, Inc.	4,183	87,508
CenturyLink, Inc.	9,072	289,941
Chevron Corp.	16,654	1,588,792
Cincinnati Financial Corp.	884	57,778
Cisco Systems, Inc.	26,352	750,241
CME Group, Inc.	2,811	269,997
CMS Energy Corp.	1,379	58,525
Coach, Inc.	2,374	95,174
Coca-Cola Co. (The)	23,754	1,101,948
Columbia Property Trust, Inc.	1,205	26,498
Compass Minerals International, Inc.	377	26,714
ConocoPhillips	11,924	480,179
Consolidated Edison, Inc.	2,148	164,580
Corrections Corp. of America	1,799	57,658
Crown Castle International Corp.	2,633	227,754
Cullen/Frost Bankers, Inc.(a)	574	31,633
Cummins, Inc.	982	107,961
CVR Energy, Inc.	905	23,621
Darden Restaurants, Inc.	855	56,687

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	67

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2016

Investments	Shares	Value

DCT Industrial Trust, Inc.	570	$22,498
DDR Corp.	2,714	48,282
Deere & Co.	1,786	137,504
DiamondRock Hospitality Co.	2,478	25,077
Digital Realty Trust, Inc.	1,062	93,976
Dominion Resources, Inc.	3,552	266,826
Dow Chemical Co. (The)	7,418	377,279
DTE Energy Co.	1,069	96,916
Duke Energy Corp.	5,610	452,615
Duke Realty Corp.	1,557	35,095
E.I. du Pont de Nemours & Co.	5,097	322,742
Emerson Electric Co.	4,837	263,036
Entergy Corp.	1,861	147,540
EPR Properties	959	63,889
Eversource Energy	1,672	97,544
Exelon Corp.	6,607	236,927
Exxon Mobil Corp.	27,640	2,310,428
First Niagara Financial Group, Inc.	3,024	29,272
FirstEnergy Corp.	3,646	131,147
FirstMerit Corp.	2,220	46,731
Ford Motor Co.	27,223	367,510
Frontier Communications Corp.	15,739	87,981
GameStop Corp. Class A(a)	820	26,019
Gaming and Leisure Properties, Inc.	1,517	46,906
Gap, Inc. (The)	2,559	75,235
General Electric Co.	59,682	1,897,291
General Mills, Inc.	3,124	197,905
General Motors Co.	12,042	378,480
Geo Group, Inc. (The)	1,558	54,016
Great Plains Energy, Inc.	1,782	57,470
Hancock Holding Co.	1,058	24,292
Hawaiian Electric Industries, Inc.	1,188	38,491
HCP, Inc.	4,596	149,738
Helmerich & Payne, Inc.(a)	1,075	63,124
Highwoods Properties, Inc.	904	43,220
HollyFrontier Corp.	1,867	65,942
Hospitality Properties Trust	1,890	50,198
Host Hotels & Resorts, Inc.	6,406	106,980
Huntsman Corp.	3,325	44,223
Intel Corp.	25,238	816,449
International Business Machines Corp.	5,659	857,056
International Paper Co.	2,675	109,782
Iron Mountain, Inc.	2,414	81,859
Johnson & Johnson	15,255	1,650,591
Kimberly-Clark Corp.	1,837	247,095
Kimco Realty Corp.	3,031	87,232
Kinder Morgan, Inc.	21,125	377,292
KLA-Tencor Corp.	854	62,180
Kohl’s Corp.	1,495	69,682
Lamar Advertising Co. Class A	918	56,457
Las Vegas Sands Corp.	7,907	408,634
LaSalle Hotel Properties	1,021	25,842
Leidos Holdings, Inc.	400	20,128
Liberty Property Trust	1,698	56,815

Macerich Co. (The)	916	$72,584
Marathon Oil Corp.	5,407	60,234
Mattel, Inc.	4,458	149,878
Maxim Integrated Products, Inc.	1,531	56,310
McDonald’s Corp.	5,821	731,583
MDU Resources Group, Inc.	1,495	29,093
Medical Properties Trust, Inc.	3,878	50,336
Merck & Co., Inc.	18,133	959,417
MetLife, Inc.	6,303	276,954
Microchip Technology, Inc.	997	48,055
Mid-America Apartment Communities, Inc.	449	45,892
Mosaic Co. (The)	2,057	55,539
Murphy Oil Corp.	2,871	72,320
National Oilwell Varco, Inc.	3,986	123,965
National Retail Properties, Inc.	1,053	48,649
Navient Corp.	6,066	72,610
New York Community Bancorp, Inc.	4,861	77,290
NiSource, Inc.	3,776	88,963
Norfolk Southern Corp.	1,550	129,037
NRG Energy, Inc.	2,272	29,559
Nu Skin Enterprises, Inc. Class A(a)	523	20,005
Nucor Corp.	2,095	99,093
Occidental Petroleum Corp.	5,965	408,185
OGE Energy Corp.	1,271	36,389
Old Republic International Corp.	2,849	52,080
Omega Healthcare Investors, Inc.	1,485	52,421
Omnicom Group, Inc.	1,065	88,640
ONEOK, Inc.	2,568	76,680
Outfront Media, Inc.	1,745	36,820
PACCAR, Inc.	2,101	114,904
Packaging Corp. of America	495	29,898
PacWest Bancorp	1,028	38,190
Paychex, Inc.	2,190	118,282
PBF Energy, Inc. Class A	1,192	39,574
People’s United Financial, Inc.	3,883	61,856
Pfizer, Inc.	37,285	1,105,127
PG&E Corp.	3,015	180,056
Philip Morris International, Inc.	13,200	1,295,052
Piedmont Natural Gas Co., Inc.	794	47,505
Piedmont Office Realty Trust, Inc. Class A	2,060	41,839
Pinnacle West Capital Corp.	938	70,416
Pitney Bowes, Inc.	1,744	37,566
PPL Corp.	5,457	207,748
Principal Financial Group, Inc.	1,235	48,721
Procter & Gamble Co. (The)	17,122	1,409,312
Prologis, Inc.	3,500	154,630
Prudential Financial, Inc.	2,511	181,344
Public Service Enterprise Group, Inc.	3,479	164,000
QUALCOMM, Inc.	9,063	463,482
Questar Corp.	1,617	40,102
R.R. Donnelley & Sons Co.	3,226	52,906
Rayonier, Inc.	1,294	31,936
Realty Income Corp.	1,697	106,079
RLJ Lodging Trust	2,106	48,185

See Notes to Financial Statements.

68	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2016

Investments	Shares	Value

SCANA Corp.	1,185	$83,128
Senior Housing Properties Trust	4,026	72,025
Simon Property Group, Inc.	1,477	306,758
Six Flags Entertainment Corp.	523	29,021
Southern Co. (The)	7,665	396,510
Spectra Energy Corp.	6,646	203,368
Spirit Realty Capital, Inc.	5,473	61,571
Staples, Inc.	5,396	59,518
Steel Dynamics, Inc.	1,757	39,550
Sunstone Hotel Investors, Inc.	1,247	17,458
Symantec Corp.	3,087	56,739
Sysco Corp.	3,341	156,125
Targa Resources Corp.	1,523	45,477
Taubman Centers, Inc.	306	21,796
TECO Energy, Inc.	2,702	74,386
TEGNA, Inc.	1,534	35,988
Time, Inc.	1,635	25,244
Timken Co. (The)	988	33,088
Tupperware Brands Corp.	595	34,498
UDR, Inc.	1,088	41,921
Umpqua Holdings Corp.	2,600	41,236
Vector Group Ltd.	1,521	34,740
Ventas, Inc.	2,815	177,232
Verizon Communications, Inc.	36,631	1,981,004
Viacom, Inc. Class B	1,993	82,271
W.P. Carey, Inc.	935	58,194
Waddell & Reed Financial, Inc. Class A	1,397	32,885
Waste Management, Inc.	2,161	127,499
Weingarten Realty Investors	645	24,200
Welltower, Inc.	2,917	202,265
Westar Energy, Inc.	1,059	52,537
Western Union Co. (The)	2,367	45,659
Weyerhaeuser Co.	5,563	172,342
WGL Holdings, Inc.	414	29,961
Williams Cos., Inc. (The)	8,239	132,401
WP GLIMCHER, Inc.	4,271	40,532
Wynn Resorts Ltd.(a)	1,288	120,338
Xcel Energy, Inc.	3,076	128,638

Total United States		39,686,523
TOTAL COMMON STOCKS (Cost: $74,242,278)		73,122,074
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b)
(Cost: $1,172,860)(c)	1,172,860	1,172,860
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $75,415,138)		74,294,934
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.1)%		(783,606)

NET ASSETS – 100.0%		$73,511,328

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $1,444,274 and the total market value of the collateral held by the Fund was $1,532,022. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $359,162.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	GBP	24,105	CAD	45,297	$375

CURRENCY LEGEND

CAD – Canadian dollar

GBP – British pound

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	69

Schedule of Investments

WisdomTree Global Natural Resources Fund (GNAT)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 98.5%
Australia – 7.1%
BHP Billiton Ltd.	20,765	$269,313
Fortescue Metals Group Ltd.(a)	79,011	154,987
Rio Tinto Ltd.	7,362	241,762
Woodside Petroleum Ltd.	20,584	411,057

Total Australia		1,077,119
Brazil – 2.3%
Vale S.A.	82,608	353,135
Canada – 9.6%
Agrium, Inc.(a)	1,840	163,124
Cameco Corp.(a)	8,162	105,192
Canadian Natural Resources Ltd.	6,870	186,589
First Quantum Minerals Ltd.	11,478	60,698
Imperial Oil Ltd.	1,889	63,368
Potash Corp. of Saskatchewan, Inc.	15,956	272,749
Suncor Energy, Inc.	5,294	148,041
Teck Resources Ltd. Class B(a)	61,556	468,767

Total Canada		1,468,528
China – 7.0%
China Petroleum & Chemical Corp. Class H	350,600	230,071
China Shenhua Energy Co., Ltd. Class H	202,700	318,820
CNOOC Ltd.	289,018	341,312
Kunlun Energy Co., Ltd.	208,000	180,740

Total China		1,070,943
France – 3.1%
Technip S.A.	3,887	215,758
TOTAL S.A.	5,552	253,451

Total France		469,209
Germany – 1.2%
Aurubis AG	1,273	63,437
K+S AG Registered Shares	4,963	116,307

Total Germany		179,744
Hong Kong – 0.6%
CP Pokphand Co., Ltd.	931,000	97,222
Israel – 1.4%
Israel Chemicals Ltd.	50,173	218,202
Italy – 1.8%
Eni SpA	18,217	276,097
Japan – 1.9%
Dowa Holdings Co., Ltd.(a)	11,000	61,364
Mitsubishi Materials Corp.	38,000	107,514
Sumitomo Metal Mining Co., Ltd.	12,000	119,311

Total Japan		288,189
Malaysia – 2.1%
IOI Corp. Bhd	92,700	108,584
Kuala Lumpur Kepong Bhd	20,900	128,566
SapuraKencana Petroleum Bhd	169,500	80,807

Total Malaysia		317,957

Mexico – 0.9%
Grupo Mexico S.A.B. de C.V. Series B	45,857	$111,447
Industrias Penoles S.A.B. de C.V.	2,282	28,925

Total Mexico		140,372
Norway – 2.7%
Statoil ASA	15,763	248,320
Yara International ASA	4,138	155,790

Total Norway		404,110
Philippines – 0.8%
Semirara Mining & Power Corp.	45,090	128,577
Poland – 1.2%
KGHM Polska Miedz S.A.	9,250	189,131
Russia – 11.4%
Gazprom PAO ADR	55,411	238,988
Lukoil PJSC ADR	8,421	323,493
MMC Norilsk Nickel PJSC ADR	32,106	414,488
NovaTek OAO GDR Reg S	915	82,213
Novolipetsk Steel GDR Reg S	14,873	185,912
PhosAgro OAO GDR Reg S	11,229	158,329
Rosneft OAO GDR Reg S	36,709	166,732
Tatneft PAO ADR	5,137	163,562

Total Russia		1,733,717
Singapore – 1.1%
Wilmar International Ltd.	69,100	172,416
South Africa – 1.3%
Sasol Ltd.	6,600	198,135
South Korea – 0.4%
Korea Zinc Co., Ltd.	158	66,524
Spain – 2.9%
Repsol S.A.	30,062	339,831
Tecnicas Reunidas S.A.(a)	3,581	100,896

Total Spain		440,727
Sweden – 0.5%
Boliden AB	4,426	70,921
Switzerland – 1.4%
Syngenta AG Registered Shares	501	209,262
Thailand – 2.5%
PTT Exploration & Production PCL	59,041	117,897
PTT Exploration & Production PCL NVDR	21,300	42,533
PTT PCL NVDR	28,500	226,834

Total Thailand		387,264
United Kingdom – 12.7%
Amec Foster Wheeler PLC	25,633	165,790
BHP Billiton PLC	23,147	260,431
BP PLC	70,100	352,793
Fresnillo PLC	2,591	35,471
John Wood Group PLC	14,830	131,088
Rio Tinto PLC	8,964	251,946
Royal Dutch Shell PLC Class A	14,132	342,053
Royal Dutch Shell PLC Class B	16,196	395,735

Total United Kingdom		1,935,307

See Notes to Financial Statements.

70	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

March 31, 2016

Investments	Shares	Value

United States – 20.6%
Anadarko Petroleum Corp.	1,283	$59,749
Apache Corp.	2,676	130,616
Archer-Daniels-Midland Co.	2,731	99,163
Baker Hughes, Inc.	1,078	47,249
Cabot Oil & Gas Corp.	766	17,396
CF Industries Holdings, Inc.	2,583	80,951
Chevron Corp.	2,889	275,611
Cimarex Energy Co.	266	25,874
Compass Minerals International, Inc.	1,856	131,516
ConocoPhillips	5,313	213,954
Devon Energy Corp.	2,946	80,838
EOG Resources, Inc.	518	37,596
EQT Corp.	124	8,340
Exxon Mobil Corp.	2,280	190,585
FMC Corp.	2,258	91,155
Halliburton Co.	2,438	87,085
Helmerich & Payne, Inc.(a)	4,643	272,637
Hess Corp.	1,648	86,767
Ingredion, Inc.	920	98,247
Marathon Oil Corp.	13,544	150,880
Monsanto Co.	1,197	105,025
Mosaic Co. (The)	4,861	131,247
National Oilwell Varco, Inc.	6,156	191,452
Noble Energy, Inc.	2,855	89,676
Occidental Petroleum Corp.	2,878	196,942
Oceaneering International, Inc.	2,947	97,958
Pioneer Natural Resources Co.	35	4,926
Scotts Miracle-Gro Co. (The) Class A	2,032	147,869

Total United States		3,151,304
TOTAL COMMON STOCKS (Cost: $21,944,814)		15,044,112
EXCHANGE-TRADED FUNDS AND NOTES – 1.1%
United States – 1.1%
iPath MSCI India Index ETN*	2,662	167,147
WisdomTree Global High Dividend Fund(b)	230	9,382
TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $182,404)		176,529
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.4%
United States – 7.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c)
(Cost: $1,133,085)(d)	1,133,085	1,133,085
TOTAL INVESTMENTS IN SECURITIES – 107.0% (Cost: $23,260,303)		16,353,726
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.0)%		(1,073,851)

NET ASSETS – 100.0%		$15,279,875
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $1,083,365 and the total market value of the collateral held by the Fund was $1,133,085.

ADR – American Depositary Receipt

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/1/2016	CAD	2,874	USD	2,217	$(5)
4/1/2016	GBP	2,093	SGD	4,070	15
4/1/2016	GBP	8,030	USD	11,554	13
4/1/2016	USD	650	MYR	2,536	(1)
					$22

CURRENCY LEGEND

CAD – Canadian dollar
GBP – British pound
MYR – Malaysian ringgit
SGD – Singapore dollar
USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	71

Schedule of Investments

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.9%
India – 99.9%
Aerospace & Defense – 0.3%
Bharat Electronics Ltd.	221,309	$4,091,489
Air Freight & Logistics – 0.0%
Allcargo Logistics Ltd.	140,564	324,758
Auto Components – 1.3%
Apollo Tyres Ltd.	1,500,684	3,963,451
Balkrishna Industries Ltd.	214,276	2,043,020
Bharat Forge Ltd.	303,900	4,006,721
Bosch Ltd.	7,753	2,433,346
Ceat Ltd.	44,073	723,197
Exide Industries Ltd.	739,107	1,555,280
JK Tyre & Industries Ltd.	593,355	754,434
Motherson Sumi Systems Ltd.	470,796	1,894,274
Tube Investments of India Ltd.	222,170	1,298,515

Total Auto Components		18,672,238
Automobiles – 7.0%
Bajaj Auto Ltd.	245,396	8,915,558
Hero MotoCorp Ltd.	290,671	12,929,587
Mahindra & Mahindra Ltd.	976,310	17,849,198
Tata Motors Ltd.*	10,817,790	63,153,122
TVS Motor Co., Ltd.	220,457	1,074,612

Total Automobiles		103,922,077
Banks – 11.6%
Allahabad Bank	878,714	727,811
Andhra Bank	1,878,818	1,482,400
Axis Bank Ltd.	5,276,391	35,388,411
Bank of Baroda	2,686,226	5,962,856
Bank of India	1,544,457	2,263,423
Canara Bank	1,504,831	4,318,670
Central Bank of India	594,776	666,875
City Union Bank Ltd.	768,033	1,099,468
DCB Bank Ltd.*	618,944	740,705
Federal Bank Ltd.	5,371,920	3,767,990
ICICI Bank Ltd.	13,635,814	48,728,384
IDBI Bank Ltd.	2,640,312	2,767,000
Indian Bank	959,925	1,506,077
IndusInd Bank Ltd.	683,376	9,985,045
Jammu & Kashmir Bank Ltd. (The)	758,365	692,832
Karnataka Bank Ltd. (The)	1,347,469	2,088,681
Karur Vysya Bank Ltd. (The)	309,418	2,040,904
Lakshmi Vilas Bank Ltd. (The)	321,261	393,678
Oriental Bank of Commerce	275,671	381,521
South Indian Bank Ltd. (The)	7,337,667	1,955,677
State Bank of India	8,860,326	25,989,933
Syndicate Bank	2,391,407	2,442,956
UCO Bank	4,677,040	2,740,294
Union Bank of India	1,116,418	2,205,104
Yes Bank Ltd.	859,251	11,224,207

Total Banks		171,560,902
Biotechnology – 0.1%
Biocon Ltd.	105,976	$773,506
Building Products – 0.3%
Kajaria Ceramics Ltd.	60,632	876,988
Sintex Industries Ltd.	2,419,409	2,813,160

Total Building Products		3,690,148
Capital Markets – 0.1%
Edelweiss Financial Services Ltd.	1,166,083	992,243
JM Financial Ltd.	972,617	558,844
PTC India Financial Services Ltd.	799,025	409,029

Total Capital Markets		1,960,116
Chemicals – 1.8%
Aarti Industries	56,313	438,318
Akzo Nobel India Ltd.	22,526	463,956
Asian Paints Ltd.	524,015	6,871,601
Atul Ltd.	30,040	695,993
Bayer CropScience Ltd.	16,695	956,371
Berger Paints India Ltd.	205,188	758,504
Castrol India Ltd.	200,218	1,131,210
Chambal Fertilizers and Chemicals Ltd.	1,175,487	974,506
Godrej Industries Ltd.	206,505	1,107,015
Gujarat Fluorochemicals Ltd.	138,563	1,080,822
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.*	29	36
Jindal Poly Films Ltd.	94,516	603,940
Kansai Nerolac Paints Ltd.	165,294	700,389
Max Ventures & Industries Ltd.*†	23,506	18,511
Monsanto India Ltd.	14,174	355,075
PI Industries Ltd.	86,173	739,704
Pidilite Industries Ltd.	146,072	1,299,864
Rallis India Ltd.	169,472	435,436
Rashtriya Chemicals & Fertilizers Ltd.	1,399,436	816,765
Tata Chemicals Ltd.	330,883	1,867,205
UPL Ltd.	799,113	5,764,450

Total Chemicals		27,079,671
Construction & Engineering – 1.2%
Ahluwalia Contracts India Ltd.*	56,904	260,535
Ashoka Buildcon Ltd.	62,195	160,506
Engineers India Ltd.	100,141	257,224
IRB Infrastructure Developers Ltd.	935,113	3,285,904
KEC International Ltd.	154,580	285,479
Larsen & Toubro Ltd.	566,655	10,411,101
NCC Ltd.	552,597	632,517
Voltas Ltd.	549,772	2,308,756

Total Construction & Engineering		17,602,022
Construction Materials – 1.2%
ACC Ltd.	108,165	2,257,136
Ambuja Cements Ltd.	1,888,853	6,632,984
Ramco Cements Ltd. (The)	190,242	1,148,677
UltraTech Cement Ltd.	169,171	8,248,116

Total Construction Materials		18,286,913

See Notes to Financial Statements.

72	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2016

Investments	Shares	Value
Consumer Finance – 1.7%
Bajaj Finance Ltd.	57,126	$5,973,030
Cholamandalam Investment and Finance Co., Ltd.	68,426	745,249
Mahindra & Mahindra Financial Services Ltd.	1,057,861	3,898,539
Manappuram Finance Ltd.	4,590,614	2,426,237
Muthoot Finance Ltd.	471,717	1,273,274
Shriram City Union Finance Ltd.	47,544	1,078,530
Shriram Transport Finance Co., Ltd.	555,830	8,000,141
SKS Microfinance Ltd.*	144,422	1,190,423
Sundaram Finance Ltd.	52,246	1,026,104

Total Consumer Finance		25,611,527
Containers & Packaging – 0.0%
HSIL Ltd.	88,259	370,908
Diversified Financial Services – 2.1%
Bajaj Holdings & Investment Ltd.	98,888	2,192,865
Credit Analysis & Research Ltd.	63,207	893,951
CRISIL Ltd.	11,746	319,074
IFCI Ltd.	9,115,570	3,399,971
L&T Finance Holdings Ltd.	2,117,908	2,042,032
Power Finance Corp., Ltd.	3,874,749	10,025,871
Rural Electrification Corp., Ltd.	4,688,553	11,766,960
Srei Infrastructure Finance Ltd.	1,163,013	970,312

Total Diversified Financial Services		31,611,036
Diversified Telecommunication Services – 0.5%
Bharti Infratel Ltd.	948,713	5,471,870
Himachal Futuristic Communications Ltd.*	7,782,185	1,903,755

Total Diversified Telecommunication Services		7,375,625
Electric Utilities – 1.4%
CESC Ltd.	240,975	1,720,093
Reliance Infrastructure Ltd.	2,027,018	16,333,071
Tata Power Co., Ltd.	1,141,866	1,114,752
Torrent Power Ltd.	481,216	1,685,137

Total Electric Utilities		20,853,053
Electrical Equipment – 0.5%
ABB India Ltd.	28,590	553,538
Amara Raja Batteries Ltd.	88,500	1,172,828
Bharat Heavy Electricals Ltd.	1,228,362	2,111,805
Crompton Greaves Ltd.	270,339	199,419
Havells India Ltd.	671,201	3,257,057

Total Electrical Equipment		7,294,647
Electronic Equipment, Instruments & Components – 0.2%
Redington India Ltd.	1,437,559	2,488,824
Energy Equipment & Services – 0.1%
Aban Offshore Ltd.	695,816	1,854,003
Global Offshore Services Ltd.*	75,642	209,944

Total Energy Equipment & Services		2,063,947
Food Products – 0.6%
Britannia Industries Ltd.	40,255	1,633,056
KRBL Ltd.	639,183	2,157,233
Nestle India Ltd.	34,262	2,978,721
Tata Global Beverages Ltd.	698,524	$1,278,962

Total Food Products		8,047,972
Gas Utilities – 0.9%
GAIL India Ltd.	1,653,648	8,899,696
Gujarat State Petronet Ltd.	1,181,375	2,527,854
Indraprastha Gas Ltd.	252,576	2,172,484

Total Gas Utilities		13,600,034
Health Care Providers & Services – 0.2%
Apollo Hospitals Enterprise Ltd.	128,889	2,587,219
Max India Ltd.†	117,530	163,670

Total Health Care Providers & Services		2,750,889
Hotels, Restaurants & Leisure – 0.0%
Jubilant Foodworks Ltd.	19,253	371,221
Household Durables – 0.1%
Crompton Greaves Consumer Electricals Ltd.*†	263,931	404,929
Symphony Ltd.	8,128	291,938
Whirlpool of India Ltd.*	70,069	743,463

Total Household Durables		1,440,330
Household Products – 1.3%
Hindustan Unilever Ltd.	1,455,574	19,111,655
Jyothy Laboratories Ltd.	60,753	267,333

Total Household Products		19,378,988
Independent Power & Renewable Electricity Producers – 3.0%
Jaiprakash Power Ventures Ltd.*	9,286,123	652,051
JSW Energy Ltd.	3,144,591	3,302,598
NHPC Ltd.	15,034,795	5,482,884
NTPC Ltd.	14,514,694	28,241,434
PTC India Ltd.	2,413,389	2,332,393
Reliance Power Ltd.	6,035,811	4,502,534

Total Independent Power & Renewable Electricity Producers		44,513,894
Industrial Conglomerates – 0.3%
Aditya Birla Nuvo Ltd.	158,479	1,968,588
Siemens Ltd.	152,380	2,530,444

Total Industrial Conglomerates		4,499,032
Insurance – 0.4%
Bajaj Finserv Ltd.	187,253	4,838,365
Max Financial Services Ltd.	118,427	615,271

Total Insurance		5,453,636
Internet Software & Services – 0.1%
Just Dial Ltd.	64,713	748,930
IT Services – 18.6%
eClerx Services Ltd.	79,626	1,562,099
HCL Technologies Ltd.	2,315,646	28,467,174
Hexaware Technologies Ltd.	512,204	2,081,765
Infosys Ltd.	7,354,481	135,300,905
Mindtree Ltd.	493,025	4,863,431
Mphasis Ltd.	464,859	3,452,266
Persistent Systems Ltd.	75,645	870,593

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	73

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2016

Investments	Shares	Value
Polaris Consulting & Services Ltd.	410,385	$1,171,555
Rolta India Ltd.	1,062,830	1,217,345
Sonata Software Ltd.	181,127	398,645
Tata Consultancy Services Ltd.	1,441,568	54,863,284
Tech Mahindra Ltd.	1,790,431	12,841,032
Vakrangee Ltd.	1,061,175	3,175,232
Wipro Ltd.	2,813,023	23,968,413

Total IT Services		274,233,739
Life Sciences Tools & Services – 0.3%
Dishman Pharmaceuticals & Chemicals Ltd.	60,694	306,896
Divi’s Laboratories Ltd.	231,077	3,444,913

Total Life Sciences Tools & Services		3,751,809
Machinery – 0.6%
AIA Engineering Ltd.	116,233	1,649,526
Cummins India Ltd.	201,421	2,560,402
Eicher Motors Ltd.	9,424	2,729,555
Escorts Ltd.	352,179	740,548
Jain Irrigation Systems Ltd.	731,550	666,125
Thermax Ltd.	31,795	364,174

Total Machinery		8,710,330
Marine – 0.1%
Shipping Corp. of India Ltd.*	689,212	675,968
Media – 0.7%
Eros International Media Ltd.*	82,109	209,108
Jagran Prakashan Ltd.	404,058	978,074
Sun TV Network Ltd.	324,723	1,850,832
Zee Entertainment Enterprises Ltd.	1,247,917	7,291,804

Total Media		10,329,818
Metals & Mining – 3.1%
Hindalco Industries Ltd.	2,422,335	3,217,099
Hindustan Copper Ltd.	287,431	218,538
Hindustan Zinc Ltd.	3,190,116	8,844,506
JSW Steel Ltd.	665,763	12,901,059
National Aluminium Co., Ltd.	6,045,787	3,606,155
NMDC Ltd.	8,198,016	12,131,913
Steel Authority of India Ltd.	6,944,116	4,519,482
Welspun Corp., Ltd.	430,502	641,633

Total Metals & Mining		46,080,385
Multiline Retail – 0.0%
Future Retail Ltd.	326,906	634,338
Oil, Gas & Consumable Fuels – 18.5%
Aegis Logistics Ltd.	229,642	336,197
Bharat Petroleum Corp., Ltd.	1,115,777	15,236,470
Cairn India Ltd.	5,638,522	13,099,575
Coal India Ltd.	6,231,108	27,470,602
Great Eastern Shipping Co., Ltd. (The)	580,746	2,734,367
Hindustan Petroleum Corp., Ltd.	456,139	5,426,003
Indian Oil Corp., Ltd.	1,046,356	6,219,121
Oil & Natural Gas Corp., Ltd.	13,324,161	43,077,547
Reliance Industries Ltd.	10,140,529	160,049,544

Total Oil, Gas & Consumable Fuels		273,649,426
Paper & Forest Products – 0.0%
Century Plyboards India Ltd.	169,752	$437,950
Personal Products – 1.0%
Bajaj Corp., Ltd.	142,967	833,115
Colgate-Palmolive India Ltd.	119,050	1,493,642
Dabur India Ltd.	974,055	3,675,735
Emami Ltd.	57,911	815,288
Godrej Consumer Products Ltd.	232,788	4,853,844
Marico Ltd.	706,156	2,605,065

Total Personal Products		14,276,689
Pharmaceuticals – 4.8%
Ajanta Pharma Ltd.	15,545	330,782
Aurobindo Pharma Ltd.	923,652	10,389,647
Cadila Healthcare Ltd.	714,750	3,420,352
Cipla Ltd.	669,071	5,172,425
Dr. Reddy’s Laboratories Ltd.	210,586	9,651,865
Glenmark Pharmaceuticals Ltd.	164,490	1,974,824
Ipca Laboratories Ltd.	50,963	448,007
Lupin Ltd.	359,554	8,031,564
Marksans Pharma Ltd.	399,940	279,621
Pfizer Ltd.	18,023	488,075
Strides Shasun Ltd.	291,647	4,774,207
Sun Pharmaceutical Industries Ltd.	1,785,489	22,108,815
Suven Life Sciences Ltd.	114,423	332,872
Torrent Pharmaceuticals Ltd.	114,972	2,326,871
Wockhardt Ltd.*	85,386	1,255,792

Total Pharmaceuticals		70,985,719
Real Estate Management & Development – 0.3%
DLF Ltd.	787,869	1,365,215
Godrej Properties Ltd.	68,391	305,538
Housing Development & Infrastructure Ltd.*	1,696,407	1,873,867
Oberoi Realty Ltd.	134,259	489,615
Prestige Estates Projects Ltd.	77,651	202,563
Sobha Ltd.	3,507	14,508

Total Real Estate Management & Development		4,251,306
Road & Rail – 0.2%
Container Corp. of India Ltd.	174,426	3,274,908
Software – 0.7%
Cyient Ltd.	272,056	1,752,974
KPIT Technologies Ltd.	1,002,844	2,238,974
NIIT Technologies Ltd.	117,698	882,791
Oracle Financial Services Software Ltd.	61,556	3,280,694
TAKE Solutions Ltd.	121,072	259,704
Tata Elxsi Ltd.	7,800	221,889
Zensar Technologies Ltd.	74,806	1,054,327

Total Software		9,691,353
Specialty Retail – 0.1%
PC Jeweller Ltd.	338,710	1,859,459
Textiles, Apparel & Luxury Goods – 0.6%
Aditya Birla Fashion and Retail Ltd.*	837,732	1,848,836
Arvind Ltd.	826,374	3,411,066

See Notes to Financial Statements.

74	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2016

Investments	Shares	Value
Bata India Ltd.	82,020	$629,928
Indo Count Industries Ltd.	10,848	159,143
Raymond Ltd.	61,252	375,203
SRF Ltd.	29,000	572,993
Vardhman Textiles Ltd.	57,407	670,532
Welspun India Ltd.	999,320	1,493,189

Total Textiles, Apparel & Luxury Goods		9,160,890
Thrifts & Mortgage Finance – 6.8%
Dewan Housing Finance Corp., Ltd.	953,979	2,828,552
Housing Development Finance Corp., Ltd.	4,662,415	77,840,100
Indiabulls Housing Finance Ltd.	1,036,219	10,169,334
LIC Housing Finance Ltd.	1,200,811	8,942,277

Total Thrifts & Mortgage Finance		99,780,263
Tobacco – 1.9%
ITC Ltd.	5,560,757	27,563,419
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	5,279,348	5,883,437
Transportation Infrastructure – 0.8%
Adani Ports & Special Economic Zone Ltd.	2,283,614	8,541,677
Gateway Distriparks Ltd.	240,364	1,016,663
Gujarat Pipavav Port Ltd.*	559,783	1,491,965

Total Transportation Infrastructure		11,050,305
Water Utilities – 0.0%
VA Tech Wabag Ltd.	46,858	366,776
Wireless Telecommunication Services – 2.1%
Bharti Airtel Ltd.	3,887,512	20,593,291
Idea Cellular Ltd.	4,634,841	7,712,778
Reliance Communications Ltd.*	3,881,417	2,930,588

Total Wireless Telecommunication Services		31,236,657
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,336,924,186)		1,474,323,277
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		1,292,506

NET ASSETS – 100.0%		$1,475,615,783

*	Non-income producing security.

†

Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $587,110, which represents less than 0.01% of net assets.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	75

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 97.9%
Bahrain – 3.7%
Ahli United Bank BSC	1,173,737	$706,883
Al-Salam Bank-Bahrain BSC	266,444	66,013

Total Bahrain		772,896
Egypt – 6.3%
Amer Group Holding	359,180	17,393
Commercial International Bank Egypt SAE	68,171	294,642
Credit Agricole Egypt SAE	51,115	135,847
Egypt Kuwait Holding Co. SAE	124,972	58,737
Heliopolis Housing	7,647	44,504
Juhayna Food Industries	32,288	26,870
Oriental Weavers	47,962	39,158
Sidi Kerir Petrochemicals Co.	168,057	239,407
Talaat Moustafa Group	106,709	76,427
Telecom Egypt Co.	400,820	371,483

Total Egypt		1,304,468
Jordan – 1.5%
Arab Bank PLC	28,926	249,457
Jordan Petroleum Refinery Co.	8,071	52,544

Total Jordan		302,001
Kuwait – 22.0%
Agility Public Warehousing Co. KSC	208,922	331,842
Boubyan Bank KSCP	68,022	95,663
Burgan Bank SAK	204,266	229,816
Kuwait Finance House KSCP	343,747	545,991
Kuwait Food Co. Americana SAK	42,811	348,495
Kuwait Projects Co. Holding KSCP	173,062	314,970
Mabanee Co. SAK	35,844	102,005
Mobile Telecommunications Co. KSC	1,221,647	1,435,092
National Bank of Kuwait SAKP	518,954	1,150,560

Total Kuwait		4,554,434
Morocco – 12.1%
Attijariwafa Bank	16,443	577,353
Maroc Telecom	155,125	1,936,143

Total Morocco		2,513,496
Oman – 5.2%
Bank Muscat SAOG	358,357	355,472
Oman Telecommunications Co. SAOG	180,994	716,738

Total Oman		1,072,210
Qatar – 23.6%
Aamal Co.	38,938	136,765
Barwa Real Estate Co.	17,426	173,236
Commercial Bank QSC (The)	16,642	190,350
Doha Bank QSC	18,712	190,902
Ezdan Holding Group QSC	48,840	244,106
Gulf International Services OSC	13,658	136,152
Industries Qatar QSC	31,135	925,996
Masraf Al Rayan QSC	27,021	264,912
Mazaya Qatar Real Estate Development QSC	1,685	6,506
National Leasing	2,863	13,051
Ooredoo QSC	15,342	$391,829
Qatar Electricity & Water Co. QSC	3,653	210,669
Qatar Gas Transport Co., Ltd.	26,571	173,667
Qatar Insurance Co. SAQ	4,107	93,500
Qatar International Islamic Bank QSC	7,538	139,109
Qatar Islamic Bank SAQ	8,025	228,316
Qatar National Bank SAQ	30,671	1,185,939
Qatari Investors Group QSC	1,717	28,008
Salam International Investment Ltd. QSC	6,381	23,289
United Development Co. QSC	16,166	87,414
Vodafone Qatar QSC	15,874	53,707

Total Qatar		4,897,423
United Arab Emirates – 23.5%
Abu Dhabi Commercial Bank PJSC	346,763	632,538
Agthia Group PJSC	11,010	22,991
Air Arabia PJSC	376,797	126,180
Al Waha Capital PJSC	282,424	163,011
Aldar Properties PJSC	349,466	261,647
Aramex PJSC	73,267	67,622
DAMAC Properties Dubai Co. PJSC	211,181	156,963
DP World Ltd.	11,158	209,659
Dubai Financial Market PJSC	385,552	142,758
Dubai Investments PJSC	219,004	128,791
Dubai Islamic Bank PJSC	281,999	455,283
Emaar Properties PJSC	187,007	306,502
First Gulf Bank PJSC	339,786	1,086,982
National Bank of Abu Dhabi PJSC	244,207	581,097
National Bank of Ras Al-Khaimah PSC (The)	146,770	239,755
National Central Cooling Co. PJSC	35,067	11,457
RAK Properties PJSC	205,151	31,837
Ras Al Khaimah Ceramics	103,732	90,373
Union National Bank PJSC	138,427	139,068
Union Properties PJSC	123,595	28,737

Total United Arab Emirates		4,883,251
TOTAL COMMON STOCKS (Cost: $21,653,194)		20,300,179
RIGHTS – 0.1%
Qatar – 0.1%
Qatar Insurance Co. SAQ, expiring 5/1/16* (Cost $0)	821	6,989
CONVERTIBLE BONDS – 0.1%
Oman – 0.1%
Bank Muscat SAOG
4.50%, 3/20/17	48,842	13,063
3.50%, 3/19/18	38,597	9,221
TOTAL CONVERTIBLE BONDS (Cost: $33,023)		22,284
TOTAL INVESTMENTS IN SECURITIES — 98.1% (Cost: $21,686,217)		20,329,452
Cash, Foreign Currency and Other Assets in Excess of Liabilities — 1.9%		401,163

NET ASSETS — 100.0%		$20,730,615

*	Non-income producing security.

See Notes to Financial Statements.

76	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (concluded)

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	AED	123,473	USD	33,609	$(7)
4/4/2016	KWD	3,000	USD	9,899	(29)
4/4/2016	QAR	24,504	USD	6,723	(6)
4/4/2016	USD	6,346	JOD	4,500	(5)
4/5/2016	USD	10,158	OMR	3,900	(30)
					$(77)

CURRENCY LEGEND

AED – United Arab Emirates dirham

JOD – Jordanian dinar

KWD – Kuwaiti dinar

OMR – Omani rial

QAR – Qatari riyal

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	77

Statements of Assets and Liabilities

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

March 31, 2016

	WisdomTree Asia Pacific ex- Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund
ASSETS:

Investments, at cost	$48,414,661	$11,281,336	$8,886,477	$13,627,656	$2,265,407

Investment in affiliates, at cost (Note 3)	95,139	—	65,718	—	—

Foreign currency, at cost	24,891	9	119,545	12,160	1,507
Investments in securities, at value[1] (Note 2)	45,773,117	10,246,248	6,892,736	12,583,953	2,146,107

Investment in affiliates, at value (Note 3)	99,499	—	73,941	—	—

Cash	5,362	5,754	258	10,595	747

Foreign currency, at value	25,051	9	120,300	12,396	1,548

Unrealized appreciation on forward foreign currency contracts	—	—	5	—	2

Receivables:

Investment securities sold	—	—	963,451	—	—

Dividends and interest	269,972	3,151	44,387	52,465	6,230

Foreign tax reclaims	—	—	15,924	—	—
Total Assets	46,173,001	10,255,162	8,111,002	12,659,409	2,154,634
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	55	—	4,681	63	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	489,837	900,596	336,033	269,888	5,855

Investment securities purchased	—	—	11,135	25,980	—

Capital shares redeemed	—	—	1,076,751	—	—

Advisory fees (Note 3)	18,020	4,030	3,619	6,315	1,012

Service fees (Note 2)	165	34	28	44	8

Foreign capital gains tax	39	—	—	—	—
Total Liabilities	508,116	904,660	1,432,247	302,290	6,875
NET ASSETS	$45,664,885	$9,350,502	$6,678,755	$12,357,119	$2,147,759
NET ASSETS:

Paid-in capital	$73,105,977	$13,926,872	$27,681,523	$15,966,550	$2,555,312

Undistributed (Distributions in excess of) net investment income	61,335	(19)	45,399	25,593	924

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(24,875,645)	(3,541,263)	(19,064,782)	(2,593,045)	(289,366)

Net unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,626,782)	(1,035,088)	(1,983,385)	(1,041,979)	(119,111)
NET ASSETS	$45,664,885	$9,350,502	$6,678,755	$12,357,119	$2,147,759
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,000	200,000	300,000	600,000	100,000
Net asset value per share	$57.08	$46.75	$22.26	$20.60	$21.48
[1] Includes market value of securities out on loan of:	$609,423	$1,016,683	$386,013	$350,230	$5,574

See Notes to Financial Statements.

78	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

March 31, 2016

	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:

Investments, at cost	$1,730,479,241	$33,309,051	$981,279,679	$67,281,069	$97,419,016

Investment in affiliates, at cost (Note 3)	—	—	—	41,878	54,257

Foreign currency, at cost	683,333	14,926	1,417,882	29,635	34,443
Investments in securities, at value[1] (Note 2)	1,378,092,795	32,548,258	937,428,828	69,115,671	97,333,566

Investment in affiliates, at value (Note 3)	—	—	—	44,219	55,286

Cash	1,233,497	19,746	848,595	65,307	74,355

Foreign currency, at value	694,816	15,212	1,430,089	30,122	35,555

Unrealized appreciation on forward foreign currency contracts	3,271	—	10,550	—	9

Receivables:

Investment securities sold	27,748,609	—	36,299	—	—

Dividends and interest	4,148,556	95,564	2,920,288	139,686	229,872

Foreign tax reclaims	3,530	—	—	119,994	26,529
Total Assets	1,411,925,074	32,678,780	942,674,649	69,514,999	97,755,172
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	24,703	—	4	—	8

Payables:

Investment of cash collateral for securities loaned (Note 2)	59,328,633	994,811	47,246,610	3,457,503	3,611,625

Investment securities purchased	2,613,174	—	493,573	—	54,257

Capital shares redeemed	28,037,412	—	—	—	—

Advisory fees (Note 3)	694,995	16,383	463,246	31,363	44,672

Service fees (Note 2)	4,854	114	3,234	238	339

Professional fees (Note 2)	—	—	—	161	215
Total Liabilities	90,703,771	1,011,308	48,206,667	3,489,265	3,711,116
NET ASSETS	$1,321,221,303	$31,667,472	$894,467,982	$66,025,734	$94,044,056
NET ASSETS:

Paid-in capital	$2,896,201,609	$40,271,294	$1,395,413,780	$93,982,182	$155,817,038

Undistributed (Distributions in excess of) net investment income	936,703	85,033	740,433	162,461	(1,429,445)

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(1,223,636,837)	(7,930,230)	(457,890,188)	(29,954,532)	(60,260,788)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(352,280,172)	(758,625)	(43,796,043)	1,835,623	(82,749)
NET ASSETS	$1,321,221,303	$31,667,472	$894,467,982	$66,025,734	$94,044,056
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	37,700,000	1,500,000	23,600,000	1,400,000	3,450,000
Net asset value per share	$35.05	$21.11	$37.90	$47.16	$27.26
[1] Includes market value of securities out on loan of:	$81,437,076	$2,143,687	$88,264,527	$5,692,262	$4,021,658

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	79

Statements of Assets and Liabilities (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

March 31, 2016

	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global High Dividend Fund	WisdomTree Global Natural Resources Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$19,617,371	$75,415,138	$23,251,104	$1,336,924,186	$21,686,217

Investment in affiliates, at cost (Note 3)	3,814	—	9,199	—	—

Foreign currency, at cost	3,218	38,198	22,341	3,428,895	216,339
Investments in securities, at value[1] (Note 2)	16,644,114	74,294,934	16,344,344	1,474,323,277	20,329,452

Investment in affiliates, at value (Note 3)	4,389	—	9,382	—	—

Cash	1,454	138,935	2,587	1,049,424	368

Foreign currency, at value	3,297	38,961	22,642	3,456,260	214,876

Unrealized appreciation on forward foreign currency contracts	—	375	28	—	—

Receivables:

Investment securities sold	—	604	269	—	—

Dividends and interest	41,891	281,150	55,650	438,794	367,393

Foreign tax reclaims	10,111	129,466	13,517	—	—
Total Assets	16,705,256	74,884,425	16,448,419	1,479,267,755	20,912,089
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	—	6	—	77

Payables:

Investment of cash collateral for securities loaned (Note 2)	1,443,263	1,172,860	1,133,085	—	—

Investment securities purchased	—	162,741	27,879	2,672,629	166,067

Capital shares redeemed	—	—	—	7,428	—

Advisory fees (Note 3)	7,263	36,832	7,453	966,790	15,254

Service fees (Note 2)	55	280	57	5,125	76

Professional fees (Note 2)	61	384	64	—	—
Total Liabilities	1,450,642	1,373,097	1,168,544	3,651,972	181,474
NET ASSETS	$15,254,614	$73,511,328	$15,279,875	$1,475,615,783	$20,730,615
NET ASSETS:

Paid-in capital	$46,989,532	$107,162,375	$46,860,172	$1,777,177,906	$30,897,794

Undistributed net investment income	41,377	201,294	36,247	7,530,595	581,332

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(28,802,817)	(32,732,130)	(24,710,290)	(446,515,318)	(9,390,161)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,973,478)	(1,120,211)	(6,906,254)	137,422,600	(1,358,350)
NET ASSETS	$15,254,614	$73,511,328	$15,279,875	$1,475,615,783	$20,730,615
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	950,000	1,800,000	1,300,000	76,000,000	1,200,000
Net asset value per share	$16.06	$40.84	$11.75	$19.42	$17.28
[1] Includes market value of securities out on loan of:	$1,784,892	$1,444,274	$1,083,365	—	—

See Notes to Financial Statements.

80	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Year Ended March 31, 2016

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund
INVESTMENT INCOME:

Dividends[1]	$1,889,753	$329,514	$388,415	$452,815	$73,324

Dividends from affiliates (Note 3)	9,112	—	2,331	—	—

Interest	6	—	—	8	4

Securities lending income (Note 2)	15,774	35,146	12,842	3,143	115
Total investment income	1,914,645	364,660	403,588	455,966	73,443
EXPENSES:

Advisory fees (Note 3)	225,640	76,674	53,100	94,991	20,652

Service fees (Note 2)	2,068	535	403	663	156
Total expenses	227,708	77,209	53,503	95,654	20,808
Expense waivers (Note 3)	(407)	(7,648)	(38)	—	—
Net expenses	227,301	69,561	53,465	95,654	20,808
Net investment income	1,687,344	295,099	350,123	360,312	52,635
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(1,127,655)	(1,428,675)	(1,424,352)	(1,686,707)	(231,660)

Investment transactions in affiliates (Note 3)	(19,791)	—	(18,810)	—	—

In-kind redemptions	—	715,962	(305,529)	(194,809)	238,007

In-kind redemptions in affiliates (Note 3)	—	—	1,343	—	—

Forward foreign currency contracts and foreign currency related transactions	(15,265)	(192)	(7,846)	(23,544)	(4,264)

Payments by sub-advisor (Note 3)	63	—	—	—	—
Net realized gain (loss)	(1,162,648)	(712,905)	(1,755,194)	(1,905,060)	2,083
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(7,357,123)	(1,635,394)	324,014	(1,699,329)	(214,834)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	11,230	(2)	3,637	2,800	508
Net change in unrealized appreciation (depreciation)	(7,345,893)	(1,635,396)	327,651	(1,696,529)	(214,326)
Net realized and unrealized loss on investments	(8,508,541)	(2,348,301)	(1,427,543)	(3,601,589)	(212,243)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,821,197)	$(2,053,202)	$(1,077,420)	$(3,241,277)	$(159,608)
[1] Net of foreign withholding tax of:	$144,789	$24,759	$58,527	$55,781	$8,993
[2] Net of foreign capital gains tax withheld of:	—	—	—	$140	$764

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	81

Statements of Operations (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Year Ended March 31, 2016

	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$90,039,394	$1,104,866	$39,480,722	$2,039,242	$4,062,320

Dividends from affiliates (Note 3)	65,770	—	285,356	13,233	10,724

Interest	1,694	—	228	—	—

Securities lending income (Note 2)	1,292,133	42,005	1,862,368	90,405	112,205
Total investment income	91,398,991	1,146,871	41,628,674	2,142,880	4,185,249
EXPENSES:

Advisory fees (Note 3)	10,911,297	224,118	6,962,000	455,278	638,097

Service fees (Note 2)	76,206	1,565	48,623	3,454	4,840

Professional fees (Note 2)	—	—	—	161	215
Total expenses	10,987,503	225,683	7,010,623	458,893	643,152
Expense waivers (Note 3)	(5,162)	—	(6,830)	(146)	—
Net expenses	10,982,341	225,683	7,003,793	458,747	643,152
Net investment income	80,416,650	921,188	34,624,881	1,684,133	3,542,097
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(266,278,224)	(5,758,607)	(79,662,664)	(4,755,663)	(612,203)

Investment transactions in affiliates (Note 3)	(83,820)	—	(1,181,953)	(74,141)	(56,954)

In-kind redemptions	(56,204,283)	(139,109)	3,043,986	1,032,704	1,523,533

In-kind redemptions in affiliates (Note 3)	(7,630)	—	(6,366)	—	(275)

Forward foreign currency contracts and foreign currency related transactions	(1,564,805)	(31,501)	(1,778,438)	(22,687)	(42,037)

Payments by sub-advisor (Note 3)	—	260	—	—	—
Net realized gain (loss)	(324,138,762)	(5,928,957)	(79,585,435)	(3,819,787)	812,064

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(75,830,834)	(323,120)	(136,651,369)	(4,174,085)	(11,600,696)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	210,645	3,075	153,618	8,140	7,811
Net change in unrealized appreciation (depreciation)	(75,620,189)	(320,045)	(136,497,751)	(4,165,945)	(11,592,885)
Net realized and unrealized loss on investments	(399,758,951)	(6,249,002)	(216,083,186)	(7,985,732)	(10,780,821)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(319,342,301)	$(5,327,814)	$(181,458,305)	$(6,301,599)	$(7,238,724)
[1] Net of foreign withholding tax of:	$12,123,890	$163,885	$6,495,675	$262,513	$381,006

See Notes to Financial Statements.

82	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Year Ended March 31, 2016

	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global High Dividend Fund	WisdomTree Global Natural Resources Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$754,674	$4,776,650	$729,702	$40,326,601	$1,072,753

Dividends from affiliates (Note 3)	1,872	25,494	2,850	—	—

Interest	642	—	—	3,541	10,945

Securities lending income (Note 2)	28,045	100,190	43,527	—	—
Total investment income	785,233	4,902,334	776,079	40,330,142	1,083,698
EXPENSES:

Advisory fees (Note 3)	110,455	595,448	99,304	15,795,713	237,697

Service fees (Note 2)	838	4,517	753	83,736	1,188

Interest expense (Note 8)	—	—	—	97,124	—

Professional fees (Note 2)	61	384	64	—	—
Total expenses	111,354	600,349	100,121	15,976,573	238,885
Expense waivers (Note 3)	—	(573)	(23)	—	—
Net expenses	111,354	599,776	100,098	15,976,573	238,885
Net investment income	673,879	4,302,558	675,981	24,353,569	844,813
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(925,225)	(4,617,632)	(5,288,911)	(93,866,955)	(1,565,101)

Investment transactions in affiliates (Note 3)	(3,366)	(27,317)	(1,700)	—	—

In-kind redemptions	271,842	6,469,805	—	—	—

In-kind redemptions in affiliates (Note 3)	96	3,995	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(7,670)	(37,758)	(3,394)	(2,730,855)	(19,999)
Net realized gain (loss)	(664,323)	1,791,093	(5,294,005)	(96,597,810)	(1,585,100)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(1,370,230)	(11,970,325)	15,621	(224,296,795)	(2,927,051)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,800	10,532	2,706	25,013	(1,484)
Net change in unrealized appreciation (depreciation)	(1,368,430)	(11,959,793)	18,327	(224,271,782)	(2,928,535)
Net realized and unrealized loss on investments	(2,032,753)	(10,168,700)	(5,275,678)	(320,869,592)	(4,513,635)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,358,874)	$(5,866,142)	$(4,599,697)	$(296,516,023)	$(3,668,822)
[1] Net of foreign withholding tax of:	$91,962	$306,374	$54,586	—	$58,398
[2] Net of foreign capital gains tax withheld of:	—	—	—	$30	—

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	83

Statements of Changes in Net Assets

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Commodity Country Equity Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,687,344	$1,636,393	$295,099	$456,837	$350,123	$729,118

Net realized gain (loss) on investments, forward foreign currency contracts, foreign currency related transactions and payments by sub-advisor	(1,162,648)	874,420	(712,905)	22,758	(1,755,194)	(150,948)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(7,345,893)	338,696	(1,635,396)	1,786,692	327,651	(2,813,859)
Net increase (decrease) in net assets resulting from operations	(6,821,197)	2,849,509	(2,053,202)	2,266,287	(1,077,420)	(2,235,689)
DIVIDENDS:

Net investment income	(1,643,992)	(1,585,507)	(300,252)	(427,018)	(350,206)	(754,412)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,093,290	—	5,438,556	2,565,916	—	—

Cost of shares redeemed	—	(6,805,857)	(10,319,479)	(5,215,961)	(3,239,283)	(7,186,372)
Net increase (decrease) in net assets resulting from capital share transactions	7,093,290	(6,805,857)	(4,880,923)	(2,650,045)	(3,239,283)	(7,186,372)
Net Decrease in Net Assets	(1,371,899)	(5,541,855)	(7,234,377)	(810,776)	(4,666,909)	(10,176,473)
NET ASSETS:

Beginning of year	$47,036,784	$52,578,639	$16,584,879	$17,395,655	$11,345,664	$21,522,137

End of year	$45,664,885	$47,036,784	$9,350,502	$16,584,879	$6,678,755	$11,345,664
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$61,335	$59,872	$(19)	$4,102	$45,399	$48,368
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	700,000	800,000	300,000	350,000	450,000	700,000

Shares created	100,000	—	100,000	50,000	—	—

Shares redeemed	—	(100,000)	(200,000)	(100,000)	(150,000)	(250,000)
Shares outstanding, end of year	800,000	700,000	200,000	300,000	300,000	450,000

See Notes to Financial Statements.

84	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets Consumer Growth Fund		WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Period December 10, 2014* through March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$360,312	$380,135	$52,635	$26,893	$80,416,650	$145,437,478

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,905,060)	(182,881)	2,083	(32,530)	(324,138,762)	(222,985,348)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,696,529)	465,786	(214,326)	95,215	(75,620,189)	(206,212,534)
Net increase (decrease) in net assets resulting from operations	(3,241,277)	663,040	(159,608)	89,578	(319,342,301)	(283,760,404)
DIVIDENDS:

Net investment income	(365,298)	(374,552)	(80,372)	(20,436)	(76,758,776)	(150,590,028)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	2,439,400	—	10,000,000	37,455,882	102,476,902

Cost of shares redeemed	(3,948,523)	(2,463,158)	(7,681,503)	—	(479,690,654)	(1,397,423,523)
Net increase (decrease) in net assets resulting from capital share transactions	(3,948,523)	(23,758)	(7,681,503)	10,000,000	(442,234,772)	(1,294,946,621)
Net Increase (Decrease) in Net Assets	(7,555,098)	264,730	(7,921,483)	10,069,142	(838,335,849)	(1,729,297,053)
NET ASSETS:

Beginning of period	$19,912,217	$19,647,487	$10,069,242	$100	$2,159,557,152	$3,888,854,205

End of period	$12,357,119	$19,912,217	$2,147,759	$10,069,242	$1,321,221,303	$2,159,557,152
Undistributed net investment income included in net assets at end of period	$25,593	$60,717	$924	$30,495	$936,703	$482,542
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	800,000	400,004	4	50,600,000	79,000,000

Shares created	—	100,000	—	400,000	800,000	2,200,000

Shares redeemed	(200,000)	(100,000)	(300,004)	—	(13,700,000)	(30,600,000)
Shares outstanding, end of period	600,000	800,000	100,000	400,004	37,700,000	50,600,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	85

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global ex-U.S. Quality Dividend Growth Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$921,188	$756,365	$34,624,881	$50,505,978	$1,684,133	$1,483,803

Net realized loss on investments, forward foreign currency contracts, foreign currency related transactions and payments by sub-advisor	(5,928,957)	(1,387,669)	(79,585,435)	(48,764,584)	(3,819,787)	(442,751)

Net change in unrealized depreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(320,045)	(648,158)	(136,497,751)	(41,436,635)	(4,165,945)	(13,449)
Net increase (decrease) in net assets resulting from operations	(5,327,814)	(1,279,462)	(181,458,305)	(39,695,241)	(6,301,599)	1,027,603
DIVIDENDS:

Net investment income	(905,013)	(632,102)	(33,004,695)	(51,526,431)	(1,522,376)	(1,355,492)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	12,300,542	27,936,634	—	197,770,356	5,295,418	24,669,241

Cost of shares redeemed	(15,344,613)	(5,020,174)	(304,738,228)	(507,206,009)	(17,798,647)	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,044,071)	22,916,460	(304,738,228)	(309,435,653)	(12,503,229)	24,669,241
Net Increase (Decrease) in Net Assets	(9,276,898)	21,004,896	(519,201,228)	(400,657,325)	(20,327,204)	24,341,352
NET ASSETS:

Beginning of year	$40,944,370	$19,939,474	$1,413,669,210	$1,814,326,535	$86,352,938	$62,011,586

End of year	$31,667,472	$40,944,370	$894,467,982	$1,413,669,210	$66,025,734	$86,352,938
Undistributed net investment income included in net assets at end of year	$85,033	$184,912	$740,433	$2,021,960	$162,461	$243,441
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,700,000	800,000	31,800,000	39,100,000	1,700,000	1,200,000

Shares created	600,000	1,100,000	—	4,200,000	100,000	500,000

Shares redeemed	(800,000)	(200,000)	(8,200,000)	(11,500,000)	(400,000)	—
Shares outstanding, end of year	1,500,000	1,700,000	23,600,000	31,800,000	1,400,000	1,700,000

See Notes to Financial Statements.

86	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global ex-U.S. Utilities Fund		WisdomTree Global High Dividend Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,542,097	$6,530,201	$673,879	$1,046,546	$4,302,558	$4,590,392

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	812,064	5,637,464	(664,323)	445,386	1,791,093	4,124,180

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(11,592,885)	2,108,731	(1,368,430)	(2,988,584)	(11,959,793)	(12,010,690)
Net increase (decrease) in net assets resulting from operations	(7,238,724)	14,276,396	(1,358,874)	(1,496,652)	(5,866,142)	(3,296,118)
DIVIDENDS:

Net investment income	(4,821,127)	(5,988,422)	(663,621)	(1,013,012)	(4,186,444)	(4,555,009)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,375,451	13,323,866	1,885,313	1,019,963	42,469,284	2,283,977

Cost of shares redeemed	(22,831,545)	(27,775,762)	(4,732,986)	(8,632,891)	(60,623,361)	(16,241,360)
Net decrease in net assets resulting from capital share transactions	(15,456,094)	(14,451,896)	(2,847,673)	(7,612,928)	(18,154,077)	(13,957,383)
Net Decrease in Net Assets	(27,515,945)	(6,163,922)	(4,870,168)	(10,122,592)	(28,206,663)	(21,808,510)
NET ASSETS:

Beginning of year	$121,560,001	$127,723,923	$20,124,782	$30,247,374	$101,717,991	$123,526,501

End of year	$94,044,056	$121,560,001	$15,254,614	$20,124,782	$73,511,328	$101,717,991
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$(1,429,445)	$(1,992,495)	$41,377	$25,574	$201,294	$241,431
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	4,100,000	4,600,000	1,150,000	1,550,000	2,300,000	2,600,000

Shares created	250,000	450,000	100,000	50,000	1,000,000	50,000

Shares redeemed	(900,000)	(950,000)	(300,000)	(450,000)	(1,500,000)	(350,000)
Shares outstanding, end of year	3,450,000	4,100,000	950,000	1,150,000	1,800,000	2,300,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	87

Statements of Changes in Net Assets (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Global Natural Resources Fund		WisdomTree India Earnings Fund (consolidated)		WisdomTree Middle East Dividend Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$675,981	$785,038	$24,353,569	$18,603,043	$844,813	$1,635,873

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(5,294,005)	(1,804,423)	(96,597,810)	45,657,435	(1,585,100)	1,384,169

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	18,327	(4,353,442)	(224,271,782)	132,238,460	(2,928,535)	(7,394,322)
Net increase (decrease) in net assets resulting from operations	(4,599,697)	(5,372,827)	(296,516,023)	196,498,938	(3,668,822)	(4,374,280)
DIVIDENDS:

Net investment income	(638,131)	(818,563)	(20,581,518)	(13,679,148)	(1,098,138)	(1,679,464)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,550,729	4,589,603	372,464,901	1,402,033,920	—	35,127,164

Cost of shares redeemed	—	(2,814,089)	(952,172,686)	(151,511,226)	(8,922,913)	(48,370,043)

Payments by affiliates (Note 3)	—	—	14,984	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	2,550,729	1,775,514	(579,692,801)	1,250,522,694	(8,922,913)	(13,242,879)
Net Increase (Decrease) in Net Assets	(2,687,099)	(4,415,876)	(896,790,342)	1,433,342,484	(13,689,873)	(19,296,623)
NET ASSETS:

Beginning of year	$17,966,974	$22,382,850	$2,372,406,125	$939,063,641	$34,420,488	$53,717,111

End of year	$15,279,875	$17,966,974	$1,475,615,783	$2,372,406,125	$20,730,615	$34,420,488
Undistributed net investment income included in net assets at end of year	$36,247	$1,817	$7,530,595	$4,961,413	$581,332	$852,852
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,150,000	1,050,000	104,800,000	49,600,000	1,700,000	2,400,000

Shares created	150,000	250,000	17,800,000	62,000,000	—	1,500,000

Shares redeemed	—	(150,000)	(46,600,000)	(6,800,000)	(500,000)	(2,200,000)
Shares outstanding, end of year	1,300,000	1,150,000	76,000,000	104,800,000	1,200,000	1,700,000

See Notes to Financial Statements.

88	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]
Net asset value, beginning of period	$67.20	$65.72	$68.70	$64.05	$67.99
Investment operations:
Net investment income[2]	2.14	2.29	2.25	2.27	2.14
Net realized and unrealized gain (loss)	(10.20)	1.46	(3.01)	4.65	(3.85)
Total from investment operations	(8.06)	3.75	(0.76)	6.92	(1.71)
Dividends to shareholders:
Net investment income	(2.06)	(2.27)	(2.22)	(2.27)	(2.23)
Net asset value, end of period	$57.08	$67.20	$65.72	$68.70	$64.05

TOTAL RETURN[3]	(12.06)%[4]	5.71%	(0.98)%	11.18%	(2.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$45,665	$47,037	$52,579	$96,187	$89,672
Ratios to average net assets[5] of:
Expenses[6]	0.48%	0.49%[7]	0.48%[8]	0.48%[8]	0.48%
Net investment income	3.59%	3.36%	3.35%[8]	3.53%[8]	3.42%
Portfolio turnover rate[9]	24%	17%	21%	26%	60%

WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2016[10]	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$55.28	$49.70	$51.90	$50.02
Investment operations:
Net investment income[2]	1.25	1.33	1.39	(0.14)
Net realized and unrealized gain (loss)	(8.59)	5.48	(2.15)	2.02
Total from investment operations	(7.34)	6.81	(0.76)	1.88
Dividends to shareholders:
Net investment income	(1.19)	(1.23)	(1.44)	—
Net asset value, end of period	$46.75	$55.28	$49.70	$51.90

TOTAL RETURN[3]	(13.40)%	13.86%	(1.32)%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,351	$16,585	$17,396	$36,331
Ratios to average net assets of:
Expenses, net of expense waivers	0.57%[12]	0.64%[11]	0.63%[8]	0.63%[8]
Expenses, prior to expense waivers	0.63%	0.64%[11]	0.63%[8]	0.63%[8]
Net investment income (loss)	2.42%	2.53%	2.75%[8]	(0.51)%[8]
Portfolio turnover rate[9]	143%	30%	21%	0%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]

Includes a voluntary reimbursement from the sub-adviser for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.
[8]	Annualized.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[10]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[12]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	89

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Commodity Country Equity Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]
Net asset value, beginning of period	$25.21	$30.75	$32.00	$31.44	$33.21
Investment operations:
Net investment income[2]	0.87	1.25	1.14	1.13	1.09
Net realized and unrealized gain (loss)	(2.98)	(5.49)	(1.29)	0.56	(1.76)
Total from investment operations	(2.11)	(4.24)	(0.15)	1.69	(0.67)
Dividends to shareholders:
Net investment income	(0.84)	(1.30)	(1.10)	(1.13)	(1.10)
Net asset value, end of period	$22.26	$25.21	$30.75	$32.00	$31.44

TOTAL RETURN[3]	(8.30)%	(14.32)%	(0.22)%	5.72%	(1.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,679	$11,346	$21,522	$23,999	$31,439
Ratios to average net assets[4] of:
Expenses[5]	0.58%	0.59%[6]	0.58%[7]	0.58%[7]	0.58%
Net investment income	3.82%	4.25%	3.75%[7]	3.71%[7]	3.52%
Portfolio turnover rate[8]	24%	20%	23%	22%	116%

WisdomTree Emerging Markets Consumer Growth Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period September 27, 2013* through March 31, 2014
Net asset value, beginning of period	$24.89	$24.56	$24.79
Investment operations:
Net investment income[2]	0.52	0.48	0.17
Net realized and unrealized gain (loss)	(4.28)	0.32	(0.33)
Total from investment operations	(3.76)	0.80	(0.16)
Dividends to shareholders:
Net investment income	(0.53)	(0.47)	(0.07)
Net asset value, end of period	$20.60	$24.89	$24.56

TOTAL RETURN[3]	(15.21)%	3.24%	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,357	$19,912	$19,647
Ratios to average net assets of:
Expenses	0.63%	0.64%[9]	0.63%[7]
Net investment income	2.39%	1.88%	1.46%[7]
Portfolio turnover rate[8]	49%	41%	7%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Commodity Country Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.
[7]	Annualized.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

90	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2016	For the Period December 10, 2014* through March 31, 2015
Net asset value, beginning of period	$25.17	$24.59
Investment operations:
Net investment income[1]	0.35	0.07
Net realized and unrealized gain (loss)	(3.24)	0.56
Total from investment operations	(2.89)	0.63
Dividends to shareholders:
Net investment income	(0.80)	(0.05)
Net asset value, end of period	$21.48	$25.17

TOTAL RETURN[2]	(11.69)%	2.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,148	$10,069
Ratios to average net assets of:
Expenses	0.58%	0.58%[3]
Net investment income	1.48%	0.88%[3]
Portfolio turnover rate[4]	46%	2%

WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$42.68	$49.23	$54.81	$57.34	$60.51
Investment operations:
Net investment income[1]	1.76	2.16	2.16	1.78	2.25
Net realized and unrealized loss	(7.74)	(6.57)	(5.60)	(2.50)	(3.11)
Total from investment operations	(5.98)	(4.41)	(3.44)	(0.72)	(0.86)
Dividends to shareholders:
Net investment income	(1.65)	(2.14)	(2.14)	(1.81)	(2.31)
Net asset value, end of period	$35.05	$42.68	$49.23	$54.81	$57.34

TOTAL RETURN[2]	(14.07)%	(9.40)%	(6.22)%	(1.05)%	(1.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,321,221	$2,159,557	$3,888,854	$5,475,068	$3,640,891
Ratios to average net assets[5] of:
Expenses[6]	0.63%	0.64%[7]	0.63%[3]	0.63%[3]	0.63%
Net investment income	4.64%	4.45%	4.20%[3]	3.32%[3]	4.12%
Portfolio turnover rate[4]	43%	39%	39%	47%	37%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	91

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period August 1, 2013* through March 31, 2014
Net asset value, beginning of period	$24.08	$24.92	$25.22
Investment operations:
Net investment income[1]	0.55	0.61	0.33
Net realized and unrealized loss	(2.94)	(0.87)	(0.42)
Total from investment operations	(2.39)	(0.26)	(0.09)
Dividends to shareholders:
Net investment income	(0.58)	(0.58)	(0.21)
Net asset value, end of period	$21.11	$24.08	$24.92

TOTAL RETURN[2]	(9.89)%[3]	(1.19)%	(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$31,667	$40,944	$19,939
Ratios to average net assets of:
Expenses	0.63%	0.64%[4]	0.63%[5]
Net investment income	2.59%	2.42%	2.03%[5]
Portfolio turnover rate[6]	62%	47%	3%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$44.46	$46.40	$51.18	$47.80	$53.30
Investment operations:
Net investment income[1]	1.24	1.32	1.40	1.15	1.47
Net realized and unrealized gain (loss)	(6.65)	(1.97)	(4.57)	3.69	(5.31)
Total from investment operations	(5.41)	(0.65)	(3.17)	4.84	(3.84)
Dividends to shareholders:
Net investment income	(1.15)	(1.29)	(1.61)	(1.46)	(1.66)
Net asset value, end of period	$37.90	$44.46	$46.40	$51.18	$47.80

TOTAL RETURN[2]	(12.20)%	(1.51)%	(6.08)%	10.58%	(6.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$894,468	$1,413,669	$1,814,327	$1,474,099	$1,022,868
Ratios to average net assets[7] of:
Expenses[8]	0.63%	0.64%[4]	0.63%[5]	0.63%[5]	0.63%[9]
Net investment income	3.13%	2.84%	2.96%[5]	2.49%[5]	3.13%
Portfolio turnover rate[6]	52%	42%	26%	44%	53%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-adviser for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

92	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$50.80	$51.68	$51.75	$50.70	$54.94
Investment operations:
Net investment income[1]	1.02	1.05	1.38	1.34	1.39
Net realized and unrealized gain (loss)	(3.75)	(0.91)	(0.19)	1.08	(4.32)
Total from investment operations	(2.73)	0.14	1.19	2.42	(2.93)
Dividends to shareholders:
Net investment income	(0.91)	(1.02)	(1.26)	(1.37)	(1.31)
Net asset value, end of period	$47.16	$50.80	$51.68	$51.75	$50.70

TOTAL RETURN[2]	(5.42)%	0.24%	2.53%	5.03%	(5.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$66,026	$86,353	$62,012	$87,977	$55,774
Ratios to average net assets[3] of:
Expenses	0.58%[4,5]	0.59%[5,6]	0.58%[7]	0.58%[5,7]	0.58%[5,8]
Net investment income	2.15%	2.05%	2.73%[7]	2.72%[7]	2.73%
Portfolio turnover rate[9]	61%	64%	93%	59%	28%

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[10]
Net asset value, beginning of period	$29.65	$27.77	$29.90	$26.40	$28.86
Investment operations:
Net investment income[1]	0.89	1.54	0.96	0.97	1.15
Net realized and unrealized gain (loss)	(2.08)	1.75	(1.84)	4.87	(2.32)
Total from investment operations	(1.19)	3.29	(0.88)	5.84	(1.17)
Dividends and distributions to shareholders:
Net investment income	(1.20)	(1.41)	(1.17)	(2.34)	(1.21)
Return of capital	—	—	(0.08)	—	(0.08)
Total dividends and distributions to shareholders	(1.20)	(1.41)	(1.25)	(2.34)	(1.29)
Net asset value, end of period	$27.26	$29.65	$27.77	$29.90	$26.40

TOTAL RETURN[2]	(3.89)%	12.08%	(2.70)%	22.62%	(3.99)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$94,044	$121,560	$127,724	$113,631	$108,221
Ratios to average net assets[3] of:
Expenses	0.58%[4]	0.59%[5,6]	0.58%[5,7]	0.58%[5,7]	0.58%[5]
Net investment income	3.22%	5.21%	3.37%[7]	3.42%[7]	4.36%
Portfolio turnover rate[9]	32%	26%	18%	23%	43%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]	Annualized.

[8]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[10]

The information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	93

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Utilities Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]
Net asset value, beginning of period	$17.50	$19.51	$17.83	$18.90	$21.33
Investment operations:
Net investment income[2]	0.59	0.85	0.76	0.74	0.87
Net realized and unrealized gain (loss)	(1.48)	(2.03)	1.69	(1.07)	(2.45)
Total from investment operations	(0.89)	(1.18)	2.45	(0.33)	(1.58)
Dividends to shareholders:
Net investment income	(0.55)	(0.83)	(0.77)	(0.74)	(0.85)
Net asset value, end of period	$16.06	$17.50	$19.51	$17.83	$18.90

TOTAL RETURN[3]	(5.18)%	(6.44)%	14.34%	(1.54)%	(7.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,255	$20,125	$30,247	$37,434	$30,241
Ratios to average net assets[4] of:
Expenses	0.58%[5]	0.59%[6,7]	0.58%[8]	0.58%[7,8]	0.58%[7]
Net investment income	3.54%	4.41%	4.18%[8]	4.21%[8]	4.48%
Portfolio turnover rate[9]	32%	36%	37%	33%	66%

WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$44.23	$47.51	$44.03	$41.50	$44.66
Investment operations:
Net investment income[2]	1.76	1.83	2.11	1.68	1.86
Net realized and unrealized gain (loss)	(3.43)	(3.28)	3.46	2.51	(3.14)
Total from investment operations	(1.67)	(1.45)	5.57	4.19	(1.28)
Dividends to shareholders:
Net investment income	(1.72)	(1.83)	(2.09)	(1.66)	(1.88)
Net asset value, end of period	$40.84	$44.23	$47.51	$44.03	$41.50

TOTAL RETURN[3]	(3.77)%	(3.23)%	13.13%	10.51%	(2.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$73,511	$101,718	$123,527	$103,473	$91,304
Ratios to average net assets[4] of:
Expenses[7]	0.58%[5]	0.59%[6]	0.58%[8]	0.58%[8]	0.58%
Net investment income	4.19%	3.91%	4.60%[8]	4.10%[8]	4.53%
Portfolio turnover rate[9]	56%	30%	25%	32%	25%
[1]

The information reflects the investment objective and strategy of the WisdomTree International Utilities Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Utilities Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Annualized.

[9]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

94	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]
Net asset value, beginning of period	$15.62	$21.32	$22.69	$25.16	$29.86
Investment operations:
Net investment income[2]	0.52	0.72	0.74	0.80	0.93
Net realized and unrealized loss	(3.90)	(5.67)	(1.39)	(2.45)	(4.74)
Total from investment operations	(3.38)	(4.95)	(0.65)	(1.65)	(3.81)
Dividends and distributions to shareholders:
Net investment income	(0.49)	(0.75)	(0.72)	(0.82)	(0.89)
Return of capital	—	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.49)	(0.75)	(0.72)	(0.82)	(0.89)
Net asset value, end of period	$11.75	$15.62	$21.32	$22.69	$25.16

TOTAL RETURN[4]	(21.91)%	(23.84)%	(2.72)%	(6.55)%	(12.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,280	$17,967	$22,383	$24,964	$31,452
Ratios to average net assets[5] of:
Expenses[6]	0.58%[7]	0.59%[8]	0.58%[9]	0.58%[9]	0.58%
Net investment income	3.95%	3.64%	3.45%[9]	3.45%[9]	3.54%
Portfolio turnover rate[10]	40%	34%	30%	38%	99%

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$22.64	$18.93	$17.97	$19.24	$24.87
Investment operations:
Net investment income[2]	0.26	0.22	0.25	0.17	0.19
Net realized and unrealized gain (loss)	(3.26)	3.65	0.94	(1.29)	(5.65)
Total from investment operations	(3.00)	3.87	1.19	(1.12)	(5.46)
Dividends to shareholders:
Net investment income	(0.22)	(0.16)	(0.23)	(0.15)	(0.17)
Net asset value, end of year	$19.42	$22.64	$18.93	$17.97	$19.24

TOTAL RETURN[4]	(13.31)%[11]	20.44%	6.81%	(5.80)%	(21.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,475,616	$2,372,406	$939,064	$1,071,074	$916,024
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.84%[12]	0.84%[12,13]	0.84%[12]	0.84%[14]	0.76%[14,15]
Expenses, prior to expense reimbursements	0.84%[12]	0.84%[12,13]	0.84%[12]	0.86%[14]	0.82%[14]
Net investment income	1.28%	0.99%	1.49%	0.91%	0.91%
Portfolio turnover rate[10]	38%	26%	43%	27%	32%
[1]

The information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[9]	Annualized.

[10]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[11]

Includes a reimbursement from the sub-adviser for operating losses on a creation that took place during the period when the NAV was understated. Excluding this reimbursement, total return would have been unchanged.

[12]	Includes interest expense of 0.01%, 0.01% and 0.01% for the fiscal years ended 2016, 2015 and 2014, respectively.

[13]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been unchanged.

[14]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.02% and 0.06% for the fiscal years ended 2013 and 2012, respectively.

[15]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	95

Financial Highlights (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Middle East Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$20.25	$22.38	$16.11	$15.60	$16.31
Investment operations:
Net investment income[1]	0.58	0.67	1.28	0.63	0.83
Net realized and unrealized gain (loss)	(2.85)	(2.06)	5.71	0.59	(0.61)
Total from investment operations	(2.27)	(1.39)	6.99	1.22	0.22
Dividends to shareholders:
Net investment income	(0.70)	(0.74)	(0.72)	(0.71)	(0.93)
Net asset value, end of period	$17.28	$20.25	$22.38	$16.11	$15.60

TOTAL RETURN[2]	(11.57)%	(6.28)%	44.12%	8.46%	1.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,731	$34,420	$53,717	$14,498	$14,038
Ratios to average net assets of:
Expenses, net of expense waivers	0.88%	0.89%[3]	0.88%[4]	0.88%[4]	0.88%
Expenses, prior to expense waivers	0.88%	0.89%[3]	0.88%[4]	1.35%[4]	1.83%
Net investment income	3.13%	2.93%	6.61%[4]	4.26%[4]	5.31%
Portfolio turnover rate[5]	25%	89%	26%	52%	37%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.88%.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

96	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2016, the Trust offered 91 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”) (formerly, WisdomTree China Dividend ex-Financials Fund)	September 19, 2012
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) (formerly, WisdomTree Emerging Markets Equity Income Fund)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”) (formerly, WisdomTree Emerging Markets Dividend Growth Fund)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”) (formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”) (formerly, WisdomTree Global Equity Income Fund)	June 16, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”).

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	97

Notes to Financial Statements (continued)

at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

98	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$43,951,190	$—	$—
Exchange-Traded Funds and Notes	1,431,589	—	—
Investment of Cash Collateral for Securities Loaned	—	489,837	—
Total	$45,382,779	$489,837	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(55)	—
Total - Net	$45,382,779	$489,782	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Communications Equipment	$—	$—	$31,034	**
Semiconductors & Semiconductor Equipment	62,079	—	6,472	**
Other*	9,246,067	—	—
Investment of Cash Collateral for Securities Loaned	—	900,596	—
Total	$9,308,146	$900,596	$37,506

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	99

Notes to Financial Statements (continued)

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,556,570	$—	$—
Rights*	133	—	—
Exchange-Traded Fund	73,941	—	—
Investment of Cash Collateral for Securities Loaned	—	336,033	—
Total	$6,630,644	$336,033	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	5	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,681)	—
Total - Net	$6,630,644	$331,357	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,314,016	$—	$—
Warrants*	49	—	—
Investment of Cash Collateral for Securities Loaned	—	269,888	—
Total	$12,314,065	$269,888	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(63)	—
Total - Net	$12,314,065	$269,825	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$557,612	$—	$3,068	**
India	195,214	—	649	**
Other*	1,383,702	—	—
Rights*	7	—	—
Investment of Cash Collateral for Securities Loaned	—	5,855	—
Total	$2,136,535	$5,855	$3,717
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2	—
Total - Net	$2,136,535	$5,857	$3,717

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,318,764,162	$—	$—
Investment of Cash Collateral for Securities Loaned	—	59,328,633	—
Total	$1,318,764,162	$59,328,633	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,271	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(24,703)	—
Total - Net	$1,318,764,162	$59,307,201	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$30,376,197	$—	$—
Warrants*	691	—	—
Exchange-Traded Note	1,176,559	—	—
Investment of Cash Collateral for Securities Loaned	—	994,811	—
Total	$31,553,447	$994,811	$—

100	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$169,873,160	$—	$851,438	**
Other*	714,240,350	—	—
Warrants*	36,907	—	—
Exchange-Traded Note	5,180,363	—	—
Investment of Cash Collateral for Securities Loaned	—	47,246,610	—
Total	$889,330,780	$47,246,610	$851,438
Unrealized Appreciation on Forward Foreign Currency Contracts	—	10,550	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4)	—
Total - Net	$889,330,780	$47,257,156	$851,438

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$64,051,498	$—	$—
Exchange-Traded Funds and Notes	1,650,889	—	—
Investment of Cash Collateral for Securities Loaned	—	3,457,503	—
Total	$65,702,387	$3,457,503	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$93,700,593	$—	$—
Exchange-Traded Funds and Notes	76,634	—	—
Investment of Cash Collateral for Securities Loaned	—	3,611,625	—
Total	$93,777,227	$3,611,625	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	9	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8)	—
Total - Net	$93,777,227	$3,611,626	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,052,604	$—	$—
Exchange-Traded Funds and Notes	152,636	—	—
Investment of Cash Collateral for Securities Loaned	—	1,443,263	—
Total	$15,205,240	$1,443,263	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$73,122,074	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,172,860	—
Total	$73,122,074	$1,172,860	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	375	—
Total - Net	$73,122,074	$1,173,235	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,044,112	$—	$—
Exchange-Traded Funds and Notes	176,529	—	—
Investment of Cash Collateral for Securities Loaned	—	1,133,085	—
Total	$15,220,641	$1,133,085	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	28	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6)	—
Total - Net	$15,220,641	$1,133,107	$—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	101

Notes to Financial Statements (continued)

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*
Chemicals	$27,061,160	$—	$18,511	**
Health Care Providers & Services	2,587,219	—	163,670	**
Household Durables	1,035,401	—	404,929	**
Other*	1,443,052,387	—	—
Total	$1,473,736,167	$—	$587,110

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$20,300,179	$—	$—
Rights*	6,989	—	—
Convertible Bonds	—	22,284	—
Total	$20,307,168	$22,284	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(77)	—
Total - Net	$20,307,168	$22,207	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and country.

**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during fiscal year ended March 31, 2016. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from Level 1 to Level 3[1]	Transfers from Level 2 to Level 1[2]
China ex-State-Owned Enterprises Fund	$451,946	$75,019
Emerging Markets Consumer Growth Fund	—	59,942
Emerging Markets ex-State-Owned Enterprises Fund	100,544	11,670
Emerging Markets SmallCap Dividend Fund	—	1,173,629
[1]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments as of March 31, 2016.

[2]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments as of March 31, 2016.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the year ended March 31, 2016 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into forward foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 107 and 108. At March 31, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

102	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

As of March 31, 2016, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$55
Commodity Country Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5	Unrealized depreciation on forward foreign currency contracts	4,681
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	63
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2	Unrealized depreciation on forward foreign currency contracts	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,271	Unrealized depreciation on forward foreign currency contracts	24,703
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,550	Unrealized depreciation on forward foreign currency contracts	4
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9	Unrealized depreciation on forward foreign currency contracts	8
Global High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	375	Unrealized depreciation on forward foreign currency contracts	—
Global Natural Resources Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	28	Unrealized depreciation on forward foreign currency contracts	6
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	77

For the fiscal year ended March 31, 2016, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$24,066	$113
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	166	3
Commodity Country Equity Fund
Foreign exchange contracts	(8,656)	(4,641)
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	1,663	(843)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	2,586	2
Emerging Markets High Dividend Fund
Foreign exchange contracts	930,574	(15,857)
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	26,995	(262)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	821,724	7,138
Global ex-U.S. Quality Dividend Growth Fund

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	103

Notes to Financial Statements (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Foreign exchange contracts	$221,174	$—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	64,296	1,828
Global ex-U.S. Utilities Fund
Foreign exchange contracts	(18,461)	9
Global High Dividend Fund
Foreign exchange contracts	167,749	408
Global Natural Resources Fund
Foreign exchange contracts	16,763	12
India Earnings Fund (consolidated)
Foreign exchange contracts	(2,420,303)	—
Middle East Dividend Fund
Foreign exchange contracts	(15,827)	(45)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies

During the fiscal year ended March 31, 2016, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$13,318	$10,668
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	167	2,476
Commodity Country Equity Fund
Foreign exchange contracts	4,417	24,541
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	7,363	10,879
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	803	230,303
Emerging Markets High Dividend Fund
Foreign exchange contracts	1,266,895	3,422,535
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	21,196	18,681
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	1,051,464	2,022,503
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	106,749
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	127,467	91,261
Global ex-U.S. Utilities Fund
Foreign exchange contracts	2,686	9,898
Global High Dividend Fund
Foreign exchange contracts	67,962	61,560
Global Natural Resources Fund

104	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Foreign exchange contracts	$14,166	$17,915
India Earnings Fund (consolidated)
Foreign exchange contracts	—	1,138,997
Middle East Dividend Fund
Foreign exchange contracts	8,514	38,798

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	105

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2016, certain Funds, as shown on the Statements of Operations under “Professional fees”, incurred non-recurring fees with respect to obtaining tax relief on United Kingdom stamp duty reserve taxes.

Currency Transactions — The Funds may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

106	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

		Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Asia Pacific ex-Japan Fund
Securities Lending	$609,423	$—	$(609,423)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	—	—	—	55	—	—	55
China ex-State-Owned Enterprises Fund
Securities Lending	1,016,683	—	(1,016,683)[1]	—	—	—	—	—
Commodity Country Equity Fund
Securities Lending	386,013	—	(386,013)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	5	—	—	5	4,681	—	—	4,681
Emerging Markets Consumer Growth Fund
Securities Lending	350,230	—	(350,230)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	63	—	—	63
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	5,574	—	(5,574)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	2	—	—	2	—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	81,437,076	—	(81,437,076)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	3,271	—	—	3,271	24,703	—	—	24,703
Emerging Markets Quality Dividend Growth Fund
Securities Lending	2,143,687	—	(2,143,687)[1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	88,264,527	—	(88,264,527)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	10,550	—	—	10,550	4	—	—	4

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	107

Notes to Financial Statements (continued)

		Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	$5,692,262	$—	$(5,692,262)[1]	$—	$—	$—	$—	$—
Global ex-U.S. Real Estate Fund
Securities Lending	4,021,658	—	(4,021,658)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	9	—	—	9	8	—	—	8
Global ex-U.S. Utilities Fund
Securities Lending	1,784,892	—	(1,784,892)[1]	—	—	—	—	—
Global High Dividend Fund
Securities Lending	1,444,274	—	(1,444,274)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	375	—	—	375	—	—	—	—
Global Natural Resources Fund
Securities Lending	1,083,365	—	(1,083,365)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	28	—	—	28	6	—	—	6
Middle East Dividend Fund
Forward Foreign Currency Contracts	—	—	—	—	77	—	—	77
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a ‘‘pass-through’’ entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

108	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Asia Pacific ex-Japan Fund	0.48%
China ex-State-Owned Enterprises Fund	0.63%*
Commodity Country Equity Fund	0.58%
Emerging Markets Consumer Growth Fund	0.63%
Emerging Markets ex-State-Owned Enterprises Fund	0.58%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Quality Dividend Growth Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global High Dividend Fund	0.58%
Global Natural Resources Fund	0.58%
India Earnings Fund	0.83%
Middle East Dividend Fund	0.88%
*	WTAM has contractually agreed to limit the advisory fee to 0.53% effective July 1, 2015 through July 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees related to each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year ended March 31, 2016 are as follows:

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2016	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$577,138	$462,208	$99,499	$9,112

Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$19,013	$261,370	$198,964	$73,941	$2,331

Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$2,103,933	$8,695,640	$10,679,653	$—	$65,770

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$115,388	$25,260,520	$24,186,719	$—	$285,356

Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$47,982	$496,468	$489,709	$17,798	$5,771
WisdomTree International Equity Fund	70,241	727,971	739,504	26,421	7,462
Total	$118,223	$1,224,439	$1,229,213	$44,219	$13,233

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$—	$2,055,827	$1,944,341	$55,286	$10,724

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$21,659	$227,057	$240,950	$4,389	$1,872

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	109

Notes to Financial Statements (continued)

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2016	Dividend Income

Global High Dividend Fund
WisdomTree High Dividend Fund	$36,948	$1,056,829	$1,098,972	$—	$3,011
WisdomTree International High Dividend Fund	108,896	3,180,731	3,262,871	—	22,483
Total	$145,844	$4,237,560	$4,361,843	$—	$25,494

Global Natural Resources Fund
WisdomTree Global High Dividend Fund	$8,735	$358,278	$355,889	$9,382	$2,850

During the fiscal year ended March 31, 2016, the Asia Pacific ex-Japan Fund and Emerging Markets Quality Dividend Growth Fund received a voluntary reimbursement of $63 and $260, respectively, from MCM for investment losses on certain foreign exchange transactions. The India Earnings Fund also received a reimbursement of $14,984 from WTAM for a creation that took place during the period when the NAV was understated.

During the fiscal year ended March 31, 2016, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were at fair value and complied with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2016, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Asia Pacific ex-Japan Fund	$1,490,526	$1,301,932	$(386,018)
China ex-State-Owned Enterprises Fund	23,818	668,500	(133,614)
Commodity Country Equity Fund	457,334	217,964	4,500
Emerging Markets Consumer Growth Fund	2,036,342	1,208,461	(295,560)
Emerging Markets ex-State-Owned Enterprises Fund	217,340	210,370	(24,903)
Emerging Markets High Dividend Fund	22,089,795	33,658,924	(9,190,101)
Emerging Markets Quality Dividend Growth Fund	3,141,238	5,365,246	(1,426,551)
Emerging Markets SmallCap Dividend Fund	30,589,509	13,608,888	(4,713,696)
Global ex-U.S. Quality Dividend Growth Fund	8,025,375	7,679,182	(2,774,728)
Global ex-U.S. Real Estate Fund	468,249	1,293,257	(416,819)
Global ex-U.S. Utilities Fund	727,492	389,545	(48,322)
Global High Dividend Fund	1,728,382	5,678,599	(1,207,576)
Global Natural Resources Fund	1,068,260	747,276	(715,012)

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2016 are shown in the following table. Realized gains and losses on sales

110	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Asia Pacific ex-Japan Fund	$12,880,160	$11,359,037	$5,451,001	$—
China ex-State-Owned Enterprises Fund	17,428,502	17,490,502	5,408,818	10,232,875
Commodity Country Equity Fund	2,176,306	2,897,643	—	2,523,968
Emerging Markets Consumer Growth Fund	7,355,672	8,622,232	—	2,677,880
Emerging Markets ex-State-Owned Enterprises Fund	1,573,230	5,097,778	—	4,172,572
Emerging Markets High Dividend Fund	731,127,261	881,426,519	26,591,449	310,724,315
Emerging Markets Quality Dividend Growth Fund	21,880,878	23,001,922	7,551,206	9,398,488
Emerging Markets SmallCap Dividend Fund	568,205,553	720,068,021	—	149,964,779
Global ex-U.S. Quality Dividend Growth Fund	47,455,101	49,615,331	4,211,306	14,333,082
Global ex-U.S. Real Estate Fund	34,708,933	36,269,363	7,391,953	22,462,499
Global ex-U.S. Utilities Fund	6,048,479	6,311,801	1,686,395	4,275,172
Global High Dividend Fund	56,357,479	56,256,123	39,818,538	57,359,221
Global Natural Resources Fund	7,019,600	6,871,181	2,439,683	—
India Earnings Fund (consolidated)	717,323,742	1,291,424,036	—	—
Middle East Dividend Fund	6,632,519	15,716,873	—	—

6. FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$49,177,584	$4,229,014	$(7,533,982)	$(3,304,968)
China ex-State-Owned Enterprises Fund	11,445,471	517,975	(1,717,198)	(1,199,223)
Commodity Country Equity Fund	8,997,039	443,586	(2,473,948)	(2,030,362)
Emerging Markets Consumer Growth Fund	13,790,919	718,946	(1,925,912)	(1,206,966)
Emerging Markets ex-State-Owned Enterprises Fund	2,279,222	151,504	(284,619)	(133,115)
Emerging Markets High Dividend Fund	1,743,423,105	52,219,587	(417,549,897)	(365,330,310)
Emerging Markets Quality Dividend Growth Fund	33,919,982	2,116,807	(3,488,531)	(1,371,724)
Emerging Markets SmallCap Dividend Fund	986,720,086	86,473,044	(135,764,302)	(49,291,258)
Global ex-U.S. Quality Dividend Growth Fund	67,392,164	5,623,837	(3,856,111)	1,767,726
Global ex-U.S. Real Estate Fund	102,074,081	8,208,472	(12,893,701)	(4,685,229)
Global ex-U.S. Utilities Fund	19,677,689	1,201,194	(4,230,380)	(3,029,186)
Global High Dividend Fund	75,589,655	5,228,467	(6,523,188)	(1,294,721)
Global Natural Resources Fund	23,441,784	179,792	(7,267,850)	(7,088,058)
India Earnings Fund (consolidated)	1,395,052,496	180,197,706	(100,926,925)	79,270,781
Middle East Dividend Fund	22,257,407	1,436,239	(3,364,194)	(1,927,955)

At March 31, 2016, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
Asia Pacific ex-Japan Fund	$63,408	$(24,209,934)	$(3,304,968)	$10,402	$(27,441,092)
China ex-State-Owned Enterprises Fund	—	(3,377,147)	(1,199,223)	—	(4,576,370)
Commodity Country Equity Fund	47,036	(19,026,243)	(2,030,362)	6,801	(21,002,768)
Emerging Markets Consumer Growth Fund	61,300	(2,465,489)	(1,206,966)	1,724	(3,609,431)
Emerging Markets ex-State-Owned Enterprises Fund	2,028	(276,655)	(133,115)	189	(407,553)
Emerging Markets High Dividend Fund	1,343,142	(1,211,121,640)	(365,330,310)	128,502	(1,574,980,306)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	111

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
Emerging Markets Quality Dividend Growth Fund	$91,634	$(7,325,900)	$(1,371,724)	$2,168	$(8,603,822)
Emerging Markets SmallCap Dividend Fund	1,714,141	(453,413,002)	(49,291,258)	44,321	(500,945,798)
Global ex-U.S. Quality Dividend Growth Fund	162,461	(29,885,315)	1,767,726	(1,320)	(27,956,448)
Global ex-U.S. Real Estate Fund	2,078,658	(59,168,083)	(4,685,229)	1,672	(61,772,982)
Global ex-U.S. Utilities Fund	41,377	(28,746,313)	(3,029,186)	(796)	(31,734,918)
Global High Dividend Fund	202,275	(32,558,219)	(1,294,721)	(382)	(33,651,047)
Global Natural Resources Fund	36,247	(24,528,809)	(7,088,058)	323	(31,580,297)
India Earnings Fund (consolidated)	7,530,595	(388,387,008)	79,270,781	23,509	(301,562,123)
Middle East Dividend Fund	581,332	(8,818,971)	(1,927,955)	(1,585)	(10,167,179)

The tax character of distributions paid during the fiscal years ended March 31, 2016 and March 31, 2015, was as follows:

	Year Ended March 31, 2016	Year/Period Ended March 31, 2015
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Asia Pacific ex-Japan Fund	$1,643,992	$1,585,507
China ex-State-Owned Enterprises Fund	300,252	427,018
Commodity Country Equity Fund	350,206	754,412
Emerging Markets Consumer Growth Fund	365,298	374,552
Emerging Markets ex-State-Owned Enterprises Fund	80,372	20,436	[1]
Emerging Markets High Dividend Fund	76,758,776	150,590,028
Emerging Markets Quality Dividend Growth Fund	905,013	632,102
Emerging Markets SmallCap Dividend Fund	33,004,695	51,526,431
Global ex-U.S. Quality Dividend Growth Fund	1,522,376	1,355,492
Global ex-U.S. Real Estate Fund	4,821,127	5,988,422
Global ex-U.S. Utilities Fund	663,621	1,013,012
Global High Dividend Fund	4,186,444	4,555,009
Global Natural Resources Fund	638,131	818,563
India Earnings Fund (consolidated)	20,581,518	13,679,148
Middle East Dividend Fund	1,098,138	1,679,464
*	Includes short-term capital gains if any.

[1]	For the period December 10, 2014 (commencement of operations) through March 31, 2015.

At March 31, 2016, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Asia Pacific ex-Japan Fund	$1,942,155	$11,545,171	$2,148,087	$3,033,926	$5,531,116	$24,200,455
China ex-State-Owned Enterprises Fund	—	—	—	1,658,598	1,642,218	3,300,816
Commodity Country Equity Fund	—	11,126,004	3,769,123	1,024,645	2,793,678	18,713,450
Emerging Markets Consumer Growth Fund	—	—	—	1,821,595	557,678	2,379,273
Emerging Markets ex-State-Owned Enterprises Fund	—	—	—	217,379	22,765	240,144
Emerging Markets High Dividend Fund	3,240,763	32,150,807	561,494	488,518,693	652,367,581	1,176,839,338
Emerging Markets Quality Dividend Growth Fund	—	–	—	4,977,212	1,801,435	6,778,647
Emerging Markets SmallCap Dividend Fund	4,224,150	9,367,814	4,882,951	222,558,801	186,924,374	427,958,090
Global ex-U.S. Quality Dividend Growth Fund	3,657,374	8,823,117	—	12,899,181	3,563,732	28,943,404
Global ex-U.S. Real Estate Fund	12,351,482	23,011,711	10,538,886	2,909,532	9,679,499	58,491,110
Global ex-U.S. Utilities Fund	1,722,994	5,793,876	1,986,702	1,150,746	17,447,262	28,101,580

112	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (continued)

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Global High Dividend Fund	$5,329,783	$15,414,669	$807,956	$5,340,596	$4,995,585	$31,888,589
Global Natural Resources Fund	1,245,793	4,858,681	6,793,018	3,008,872	6,734,706	22,641,070
India Earnings Fund (consolidated)	20,567,350	7,978,486	6,294,051	159,800,834	167,392,059	362,032,780
Middle East Dividend Fund	—	5,098,493	763,315	2,014,587	942,576	8,818,971

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2016, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Asia Pacific ex-Japan Fund	$—	$9,479	$—
China ex-State-Owned Enterprises Fund	19	51,824	24,488
Commodity Country Equity Fund	—	45,888	266,905
Emerging Markets Consumer Growth Fund	—	11,384	74,832
Emerging Markets ex-State-Owned Enterprises Fund	—	4,000	32,511
Emerging Markets High Dividend Fund	—	4,769,453	29,512,849
Emerging Markets Quality Dividend Growth Fund	—	286,857	260,396
Emerging Markets SmallCap Dividend Fund	—	6,034,820	19,420,092
Global ex-U.S. Quality Dividend Growth Fund	—	247,185	694,726
Global ex-U.S. Real Estate Fund	—	270,254	406,719
Global ex-U.S. Utilities Fund	—	112,341	532,392
Global High Dividend Fund	—	364,549	305,081
Global Natural Resources Fund	—	493,049	1,394,690
India Earnings Fund (consolidated)	—	14,015,985	12,338,243
Middle East Dividend Fund	—	—	—

During the fiscal year ended March 31, 2016, the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Expired Capital Loss Carryforward
Asia Pacific ex-Japan Fund	$434,717
China ex-State-Owned Enterprises Fund	—
Commodity Country Equity Fund	—
Emerging Markets Consumer Growth Fund	—
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	166,963
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	638,234
Global ex-U.S. Real Estate Fund	261,244
Global ex-U.S. Utilities Fund	13,301
Global High Dividend Fund	—
Global Natural Resources Fund	45,822
India Earnings Fund (consolidated)	1,179
Middle East Dividend Fund	—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	113

Notes to Financial Statements (continued)

At March 31, 2016, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Asia Pacific ex-Japan Fund	$(41,889)	$476,606	$(434,717)
China ex-State-Owned Enterprises Fund	1,032	(694,899)	693,867
Commodity Country Equity Fund	(2,886)	314,643	(311,757)
Emerging Markets Consumer Growth Fund	(30,138)	238,907	(208,769)
Emerging Markets ex-State-Owned Enterprises Fund	(1,834)	(234,881)	236,715
Emerging Markets High Dividend Fund	(3,203,713)	61,887,944	(58,684,231)
Emerging Markets Quality Dividend Growth Fund	(116,054)	267,499	(151,445)
Emerging Markets SmallCap Dividend Fund	(2,901,713)	286,284	2,615,429
Global ex-U.S. Quality Dividend Growth Fund	(242,737)	(151,666)	394,403
Global ex-U.S. Real Estate Fund	1,842,080	(1,149,367)	(692,713)
Global ex-U.S. Utilities Fund	5,545	(209,072)	203,527
Global High Dividend Fund	(156,251)	(6,153,619)	6,309,870
Global Natural Resources Fund	(3,420)	50,500	(47,080)
India Earnings Fund (consolidated)	(1,202,869)	1,219,031	(16,162)
Middle East Dividend Fund	(18,195)	18,196	(1)

These differences are primarily due to redemptions-in-kind, foreign currency transactions, investments in passive foreign investment companies, expiration of capital loss carryforwards, investments in partnerships, and investments in real estate investment trusts.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2016, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2016, remains subject to examination by taxing authorities.

7. MAURITIUS INCOME TAX

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”). Since the India Earnings Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the India Earnings Fund to benefit from the tax treaty. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the Portfolio. In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). The Finance Act, 2015 (“FA 2015”) amended the IT Act to defer the applicability of GAAR to financial years beginning on or after April 1, 2017. The Government of India has also committed to grandfather all investments made into India up-to April 1, 2017 from the applicability of GAAR, irrespective of the date of exit of the investments. See Note 10 for information on recent tax treaty changes.

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, i.e. the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Effective August 8, 2012, in connection with the new advisory agreement, the Mauritius income tax is paid by WTAM.

114	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (concluded)

8. DEMAND NOTE

During the fiscal year ended March 31, 2016, the India Earnings Fund had a demand note agreement with Morgan Stanley Bank, N.A. which allowed the Fund to borrow up to $325,000,000 until the stated maturity date of October 16, 2015. During the fiscal year ended March 31, 2016, the Fund utilized the demand note and borrowed for a period of 17 days with an average outstanding loan balance of $91,930,018 and a weighted average interest rate of 2.27% per annum. Interest expense related to the loan for the fiscal year ended March 31, 2016 was $97,124. At March 31, 2016, the Fund did not have any outstanding demand note agreements or amounts.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2014, the FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. WTAM has evaluated ASU 2014-11 and determined that there is no impact on the Trust’s financial statements.

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to ASC 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. ASU 2015-07 also limits certain disclosures to investments for which the entity has elected to measure the fair value using the practical expedient. ASU 2015-07 will be effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years (earlier application is also permitted). WTAM has evaluated ASU 2015-07 and determined that there is no impact on the Trust’s financial statements.

10. SUBSEQUENT EVENT

In a press release issued on May 10, 2016, India announced a protocol (“2016 Protocol”) for amendment of the tax treaty between India and Mauritius. With this protocol, purchases of Indian shares by Mauritius entities, made on or after April 1, 2017, will be subject to capital gains tax in India. Amendments to the Capital Gains Article will be effective in India from tax year 2017-18 once the requisite procedures for ratification of the 2016 Protocol are completed in both the countries. The 2016 Protocol grandfathers shares acquired up to March 31, 2017, which would exempt them from taxation. In addition, during a transition period covering April 1, 2017 through March 31, 2019, the capital gains tax could potentially be limited to 50% of the domestic tax rates as applicable in India, if certain Limitation of Benefits articles are not satisfied. If WisdomTree India Earnings Fund satisfied the Limitation of Benefits articles, any shares acquired by the Portfolio after April 1, 2017 and transferred on or after April 1, 2019 shall be subject to the full rate of capital gains tax in India. It is important to note that the 2016 Protocol only amends the capital gains article in relation to the taxation of shares. In other words, all other “securities” besides shares shall be subject to similar taxation principles, as they apply currently to the Portfolio. This amendment could reduce the return to the India Earnings Fund on its investments made on or after April 1, 2017 and the return received by India Earnings Fund shareholders.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	115

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Asia Pacific ex-Japan Fund, WisdomTree China ex-State-Owned Enterprises Fund (formerly WisdomTree China Dividend ex-Financials Fund), WisdomTree Commodity Country Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund (formerly WisdomTree Emerging Markets Equity Income Fund), WisdomTree Emerging Markets Quality Dividend Growth Fund (formerly WisdomTree Emerging Markets Dividend Growth Fund), WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund (formerly WisdomTree Global ex-U.S. Dividend Growth Fund), WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global ex-U.S. Utilities Fund, WisdomTree Global High Dividend Fund (formerly WisdomTree Global Equity Income Fund), WisdomTree Global Natural Resources Fund, WisdomTree India Earnings Fund (consolidated), and WisdomTree Middle East Dividend Fund, fifteen of the investment funds constituting the WisdomTree Trust (the “Trust”), as of March 31, 2016, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Asia Pacific ex-Japan Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Commodity Country Equity Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global ex-U.S. Utilities Fund, WisdomTree Global High Dividend Fund, WisdomTree Global Natural Resources Fund, WisdomTree India Earnings Fund (consolidated), and WisdomTree Middle East Dividend Fund, fifteen of the investment funds constituting the WisdomTree Trust, at March 31, 2016, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2016

116	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik* (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	91	Trustee, Vericimetry Funds (2011-2014)

Joel Goldberg** (1945)	Trustee, 2012- present	Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	91	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid- Hudson Region)

Toni Massaro*** (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	91	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	91	Associate Alumnae of Douglass College, Member of Investment Committee

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	91	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame, Member of the Board of Directors of the New York Society of Security Analysts (NYSSA)

+	As of March 31, 2016.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Chair of the Governance and Nominating Committee.

‡	Chair of the Investment Committee.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	117

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg**** (1964)	Trustee, 2005- present President, 2005- present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	91	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano**** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	91	None

Terry Jane Feld**** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	91	None

Ryan Louvar**** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	91	None

Sarah English**** (1977)	Assistant Secretary, 2013- present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	91	None

Clint Martin**** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	91	None

+	As of March 31, 2016.

****	Elected by and serves at the pleasure of the Board.

118	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2016, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2017.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2016, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Asia Pacific ex-Japan Fund	$1,300,306
China ex-State-Owned Enterprises Fund	200,961
Commodity Country Equity Fund	247,583
Emerging Markets Consumer Growth Fund	323,723
Emerging Markets ex-State-Owned Enterprises Fund	45,009
Emerging Markets High Dividend Fund	60,794,820
Emerging Markets Quality Dividend Growth Fund	608,053
Emerging Markets SmallCap Dividend Fund	17,433,924
Global ex-U.S. Quality Dividend Growth Fund	1,188,648
Global ex-U.S. Real Estate Fund	832,510
Global ex-U.S. Utilities Fund	322,861
Global High Dividend Fund	3,033,260
Global Natural Resources Fund	560,339
India Earnings Fund (consolidated)	20,581,518
Middle East Dividend Fund	179,129

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2016, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Asia Pacific ex-Japan Fund	$1,877,823	$142,863
China ex-State-Owned Enterprises Fund	291,928	20,361
Commodity Country Equity Fund	333,580	38,408
Emerging Markets Consumer Growth Fund	475,718	51,523
Emerging Markets ex-State-Owned Enterprises Fund	79,914	9,697
Emerging Markets High Dividend Fund	89,233,043	9,904,484
Emerging Markets Quality Dividend Growth Fund	1,139,203	145,249
Emerging Markets SmallCap Dividend Fund	41,566,437	5,653,241
Global ex-U.S. Quality Dividend Growth Fund	1,784,291	193,871
Global ex-U.S. Real Estate Fund	3,638,523	223,786
Global ex-U.S. Utilities Fund	415,339	40,401
Global High Dividend Fund	—	—
Global Natural Resources Fund	528,068	36,186
India Earnings Fund (consolidated)	—	—
Middle East Dividend Fund	1,131,151	58,398

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	119

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2016, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Asia Pacific ex-Japan Fund	—
China ex-State-Owned Enterprises Fund	—
Commodity Country Equity Fund	0.01%
Emerging Markets Consumer Growth Fund	—
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	0.01%
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	0.01%
Global ex-U.S. Real Estate Fund	—
Global ex-U.S. Utilities Fund	—
Global High Dividend Fund	22.91%
Global Natural Resources Fund	8.35%
India Earnings Fund (consolidated)	—
Middle East Dividend Fund	—

120	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	121

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Coal Fund (TONS)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

(formerly, WisdomTree China Dividend ex-Financials Fund (CHXF))

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

(formerly, WisdomTree Emerging Markets Equity Income Fund)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

(formerly, WisdomTree Emerging Markets Dividend Growth Fund)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

(formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

(formerly, WisdomTree Global Equity Income Fund)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1423

WisdomTree Trust

Domestic Earnings and Dividend Funds

Annual Report

March 31, 2016

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

(formerly, WisdomTree Equity Income Fund)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

(formerly, WisdomTree U.S. Dividend Growth Fund)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

(formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500® Index, returned 1.78% for the 12-month period ended March 31, 2016 (the “period”). After bottoming in March of 2009, the S&P 500® Index recorded its seventh straight year of gains. Measured from March 31, 2009 through March 31, 2016, the seven year cumulative total return on the S&P 500® Index was 199.55%. This represents a substantial recovery in the equity markets as earnings and dividend levels reached and surpassed previous levels. In fact, this was also enough for the S&P 500® Index to reach new highs.

While the overall return for the period was positive, it was marked by several bouts of volatility. One of the most significant events over the period was the prolonged decline in energy prices and, most notably, crude oil which briefly dipped below $30 a barrel for the first time in 12 years. This dragged on the performance of not only the Energy sector, but the Financials sector as well, as investors contemplated the contagion effects of low energy prices on the credit markets. Another important topic over the period was the volatility in the foreign exchange markets tied to different central bank agendas around the world. In December, the U.S. Federal Reserve (Fed) raised interest rates for the first time since the 2008 financial crisis. Contrast this with the European Central Bank (ECB) and the Bank of Japan (BOJ) which both took further measures throughout the period to stimulate growth in their respective domiciles, with the ECB and BOJ implementing negative interest rate policies amid renewed concerns over global growth. Over the period, it is also notable that U.S. 10-year government note yields actually fell. The U.S. 10-year government yields started the period by rising on expectations of the Fed’s eventual rate hike, but reversed as fears of a U.S. recession peaked in February.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance versus their capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DTN	WisdomTree Dividend ex-Financials Fund	2.96%	Dow Jones U.S. Select Dividend IndexSM	8.87%	-5.91%
EPS	WisdomTree Earnings 500 Fund	-0.45%	S&P 500® Index	1.78%	-2.23%
DHS	WisdomTree High Dividend Fund	7.88%	Russell 1000® Value Index	-1.54%	9.42%
DLN	WisdomTree LargeCap Dividend Fund	3.04%	S&P 500® Index	1.78%	1.26%
EZY	WisdomTree LargeCap Value Fund	-4.00%	Russell 1000® Value Index	-1.54%	-2.46%
DON	WisdomTree MidCap Dividend Fund	2.98%	S&P MidCap 400® Index	-3.60%	6.58%
EZM	WisdomTree MidCap Earnings Fund	-5.29%	S&P MidCap 400® Index	-3.60%	-1.69%
DES	WisdomTree SmallCap Dividend Fund	-1.69%	Russell 2000® Index	-9.76%	8.07%
EES	WisdomTree SmallCap Earnings Fund	-7.60%	Russell 2000® Index	-9.76%	2.16%
DTD	WisdomTree Total Dividend Fund	2.84%	Russell 3000® Index	-0.34%	3.18%
EXT	WisdomTree Total Earnings Fund	-1.18%	Russell 3000® Index	-0.34%	-0.84%
DGRW	WisdomTree U.S. Quality Dividend Growth Fund	2.25%	NASDAQ U.S. Dividend AchieversTM Select Index	3.09%	-0.84%
DGRS	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	-4.42%	Russell 2000® Index	-9.76%	5.34%

The top-performing performance benchmark within the above table was the Dow Jones U.S. Select Dividend IndexSM, which is a measure of dividend paying value stocks. Of the performance benchmarks shown, the Russell 2000® Index was the lowest performer, indicating that small-cap stocks lagged large- and mid-cap stocks over the period. Within the Russell 2000® Index, energy exposure was a leading detractor from performance over the period.

WisdomTree Domestic Earnings and Dividend Funds	1

Management’s Discussion of Funds’ Performance (unaudited) (continued)

WisdomTree’s fundamentally-weighted funds are designed to track indexes based on the dividend stream or earnings stream, respectively, generated by the companies included in the underlying WisdomTree Index. The dividend stream is defined as the sum of the dollar value of dividends indicated to be paid by each company. The earnings stream is defined as the total dollar level of earnings for all companies within each Index. There are two primary factors that drive performance differentials of the WisdomTree Funds and Indexes versus their performance benchmarks. The first is aggregate exposure to one or more sectors. The second is stock selection within each sector. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend or earnings stream.

Six of the ten sectors represented within the S&P 500® Index experienced positive performance over the period. The best-performing sector over the period was the Telecommunication Services sector, with Utilities and Consumer Staples sectors close behind. Each of these sectors delivered a return greater than 10% over the period. While defensive sectors generally outperformed, the Healthcare sector lagged as many investors rotated away from momentum plays, particularly within the biotechnology. Consumer Discretionary and Information Technology sectors tend to be higher growth and more economically sensitive, which allowed them to benefit from a continual improvement in the economy and consumers with greater disposable income due to the decline in gas prices. The worst performing sectors over the period were the Financials, Healthcare, Materials, and Energy sectors. The Energy, Materials, and Financials sectors were under pressure as concerns about global growth and a slow-down in China grew. Energy and Financials sectors were also affected by the prolonged decline in energy prices as investors contemplated the potential for increased default rates in the Energy sector.

The performance of most WisdomTree dividend-weighted Funds compared to their performance benchmark was favorable over the period. This ultimately makes sense, in that WisdomTree’s dividend-focused approaches have tended to historically tilt greater weight toward dividend-paying firms, and dividend paying equities tend to do well when interest rates are under pressure. The performance of most of the WisdomTree earnings-weighted Funds compared to its performance benchmark was unfavorable over the period. The WisdomTree earnings-weighted Funds track an underlying WisdomTree Index that focuses solely on generating exposure to the performance of companies that have generated positive profits on a cumulative basis leading up to the Index screening date. Although we feel investing in only profitable companies is a long term prudent strategy, during certain years, market performance can be driven by momentum and future growth expectations of more speculative and less profitable companies.

The strongest relative performance advantage measured versus the requisite performance benchmarks came with respect to the WisdomTree High Dividend Fund (DHS), outperforming its performance benchmark by 9.42%, driven primarily by stock selection within the Financials and Consumer Staples sectors in addition to a large overweight in the Telecommunication Services sector. The WisdomTree SmallCap Dividend Fund (DES) also saw strong relative outperformance with selection again being a major driver of performance. DES’s fundamentally-weighted methodology helps highlight how value outperformed market capitalization-weighted benchmarks over the period. The WisdomTree MidCap Dividend Fund (DON) also displayed strong performance over the period and outperformed its performance benchmark, primarily due to stock selection among Consumer Discretionary, Energy, and Information Technology sectors.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 17 and 18 for a list of index descriptions.

2	WisdomTree Domestic Earnings and Dividend Funds

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

WisdomTree Domestic Earnings and Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Utilities	16.7%
Consumer Discretionary	14.6%
Energy	12.4%
Consumer Staples	11.1%
Industrials	10.7%
Information Technology	10.3%
Materials	8.6%
Healthcare	7.8%
Telecommunication Services	6.7%
Investment Company	0.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
CenturyLink, Inc.	3.0%
Mattel, Inc.	2.3%
Spectra Energy Corp.	2.2%
Las Vegas Sands Corp.	2.2%
CenterPoint Energy, Inc.	2.1%
AT&T, Inc.	1.9%
Exelon Corp.	1.8%
Entergy Corp.	1.8%
Verizon Communications, Inc.	1.8%
Duke Energy Corp.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned 2.96% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information see the table below). The Fund benefited from its position in the Consumer Staples sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.96%	10.18%	12.30%	8.07%
Fund Market Price Returns	2.90%	10.17%	12.28%	8.05%
WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index[2]	3.40%	10.61%	12.72%	8.47%
Dow Jones U.S. Select Dividend IndexSM	8.87%	12.83%	13.61%	7.23%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	21.2%
Information Technology	19.8%
Consumer Discretionary	12.1%
Industrials	11.1%
Healthcare	10.8%
Consumer Staples	10.4%
Energy	5.2%
Utilities	3.6%
Materials	2.7%
Telecommunication Services	2.7%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Apple, Inc.	5.3%
Berkshire Hathaway, Inc., Class B	2.5%
Exxon Mobil Corp.	2.4%
JPMorgan Chase & Co.	2.3%
Wells Fargo & Co.	2.0%
Wal-Mart Stores, Inc.	1.8%
Verizon Communications, Inc.	1.7%
Johnson & Johnson	1.6%
Microsoft Corp.	1.6%
Gilead Sciences, Inc.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Earnings 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned -0.45% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information see table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.45%	10.63%	11.03%	5.83%
Fund Market Price Returns	-0.56%	10.61%	11.02%	5.82%
WisdomTree Earnings 500 Index	-0.24%	10.93%	11.32%	6.13%
S&P 500® Index	1.78%	11.82%	11.58%	6.18%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	5

Performance Summary (unaudited)

WisdomTree High Dividend Fund (DHS)

(formerly, WisdomTree Equity Income Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Staples	17.8%
Energy	15.0%
Financials	14.6%
Telecommunication Services	10.8%
Utilities	10.8%
Consumer Discretionary	7.4%
Industrials	7.3%
Information Technology	7.2%
Healthcare	6.4%
Materials	2.1%
Investment Company	0.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
AT&T, Inc.	5.4%
Exxon Mobil Corp.	5.1%
Verizon Communications, Inc.	4.5%
General Electric Co.	3.7%
Chevron Corp.	3.6%
Procter & Gamble Co. (The)	3.1%
Wal-Mart Stores, Inc.	2.9%
Philip Morris International, Inc.	2.9%
Pfizer, Inc.	2.6%
Coca-Cola Co. (The)	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree High Dividend Index. Prior to August 31, 2015, the WisdomTree High Dividend Index was named the WisdomTree Equity Income Index.

The Fund returned 7.88% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.88%	10.89%	13.18%	6.36%
Fund Market Price Returns	7.83%	10.86%	13.17%	6.36%
WisdomTree High Dividend Index	8.38%	11.27%	13.61%	6.70%
Russell 1000® Value Index	-1.54%	9.38%	10.25%	6.02%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Staples	15.3%
Information Technology	14.5%
Financials	14.5%
Energy	10.8%
Healthcare	10.7%
Industrials	10.3%
Consumer Discretionary	8.8%
Telecommunication Services	6.7%
Utilities	5.5%
Materials	2.4%
Investment Company	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Exxon Mobil Corp.	3.5%
AT&T, Inc.	3.5%
Microsoft Corp.	3.0%
Apple, Inc.	2.9%
Verizon Communications, Inc.	2.8%
General Electric Co.	2.3%
Chevron Corp.	2.3%
Johnson & Johnson	2.3%
Procter & Gamble Co. (The)	1.9%
Wal-Mart Stores, Inc.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 3.04% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.04%	10.44%	11.76%	6.86%
Fund Market Price Returns	2.93%	10.43%	11.75%	6.83%
WisdomTree LargeCap Dividend Index	3.36%	10.74%	12.06%	7.21%
S&P 500® Index	1.78%	11.82%	11.58%	7.49%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	7

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Consumer Discretionary	22.1%
Consumer Staples	16.9%
Industrials	14.3%
Financials	13.9%
Healthcare	12.0%
Energy	7.5%
Information Technology	6.1%
Materials	3.8%
Utilities	2.7%
Investment Company	0.3%
Telecommunication Services	0.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Mondelez International, Inc., Class A	4.0%
Home Depot, Inc. (The)	3.4%
UnitedHealth Group, Inc.	3.3%
CVS Health Corp.	2.8%
Boeing Co. (The)	2.6%
Phillips 66	2.4%
Valero Energy Corp.	2.3%
Lockheed Martin Corp.	2.0%
Dow Chemical Co. (The)	1.9%
Travelers Cos., Inc. (The)	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Value Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned -4.00% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Utilities sector. The Fund’s position in the Information Technology sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-4.00%	10.11%	9.56%	4.35%
Fund Market Price Returns	-4.08%	10.12%	9.57%	4.37%
WisdomTree Low P/E/LargeCap Value Spliced Index[2]	-3.65%	10.51%	9.95%	4.72%
Russell 1000® Value Index	-1.54%	9.38%	10.25%	4.35%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.
[2]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	23.9%
Consumer Discretionary	18.9%
Utilities	15.2%
Industrials	14.2%
Materials	8.0%
Information Technology	7.3%
Energy	5.3%
Consumer Staples	3.3%
Healthcare	2.0%
Telecommunication Services	1.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
ONEOK, Inc.	1.7%
Mattel, Inc.	1.5%
Frontier Communications Corp.	1.4%
CenterPoint Energy, Inc.	1.2%
Coach, Inc.	1.1%
CMS Energy Corp.	0.9%
SCANA Corp.	0.9%
Macquarie Infrastructure Corp.	0.8%
Staples, Inc.	0.8%
AES Corp.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 2.98% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please the table below). The Fund benefited most from its position in the Utilities sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.98%	12.64%	12.90%	8.91%
Fund Market Price Returns	2.89%	12.60%	12.89%	8.95%
WisdomTree MidCap Dividend Index	3.38%	12.97%	13.22%	8.94%
S&P MidCap 400® Index	-3.60%	9.46%	9.52%	8.67%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	9

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	23.2%
Industrials	19.0%
Consumer Discretionary	18.8%
Information Technology	12.2%
Utilities	6.9%
Energy	5.3%
Healthcare	5.1%
Materials	4.8%
Consumer Staples	4.1%
Telecommunication Services	0.3%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Antero Resources Corp.	1.8%
Pilgrim’s Pride Corp.	0.9%
TEGNA, Inc.	0.8%
Radian Group, Inc.	0.8%
Navient Corp.	0.8%
MGIC Investment Corp.	0.8%
Discovery Communications, Inc., Class A	0.8%
First Solar, Inc.	0.7%
Scripps Networks Interactive, Inc., Class A	0.7%
Popular, Inc.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned -5.29% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Utilities sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-5.29%	9.85%	10.37%	8.12%
Fund Market Price Returns	-5.50%	9.81%	10.36%	8.12%
WisdomTree MidCap Earnings Index	-5.05%	10.10%	10.64%	8.34%
S&P MidCap 400® Index	-3.60%	9.46%	9.52%	7.37%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	24.6%
Consumer Discretionary	17.8%
Industrials	16.6%
Utilities	9.9%
Materials	7.4%
Information Technology	7.3%
Consumer Staples	5.5%
Energy	4.0%
Healthcare	3.7%
Telecommunication Services	2.3%
Investment Company	0.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Targa Resources Corp.	1.5%
Cal-Maine Foods, Inc.	1.3%
Covanta Holding Corp.	1.1%
Innoviva, Inc.	1.1%
Regal Entertainment Group, Class A	0.9%
Black Hills Corp.	0.8%
ALLETE, Inc.	0.8%
Pattern Energy Group, Inc.	0.8%
Joy Global, Inc.	0.7%
Laclede Group, Inc. (The)	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned -1.69% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Utilities sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.69%	9.41%	10.62%	7.02%
Fund Market Price Returns	-1.83%	9.35%	10.63%	7.00%
WisdomTree SmallCap Dividend Index	-1.59%	9.35%	10.70%	7.07%
Russell 2000® Index	-9.76%	6.84%	7.20%	6.42%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	11

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	24.2%
Industrials	21.1%
Consumer Discretionary	17.9%
Information Technology	11.3%
Healthcare	7.8%
Energy	5.5%
Materials	4.1%
Consumer Staples	4.0%
Utilities	2.5%
Telecommunication Services	1.0%
Investment Company	0.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
EP Energy Corp., Class A	2.0%
Sanderson Farms, Inc.	0.9%
Joy Global, Inc.	0.9%
Atwood Oceanics, Inc.	0.8%
Hyatt Hotels Corp., Class A	0.8%
PDL BioPharma, Inc.	0.7%
Nelnet, Inc., Class A	0.7%
Swift Transportation Co.	0.7%
First BanCorp	0.7%
Rambus, Inc.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned -7.60% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-7.60%	7.88%	8.40%	6.17%
Fund Market Price Returns	-7.81%	7.85%	8.35%	6.14%
WisdomTree SmallCap Earnings Index	-7.54%	7.97%	8.58%	6.26%
Russell 2000® Index	-9.76%	6.84%	7.20%	4.77%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	18.8%
Consumer Staples	13.2%
Information Technology	13.0%
Industrials	10.4%
Consumer Discretionary	9.8%
Energy	9.7%
Healthcare	9.2%
Utilities	6.4%
Telecommunication Services	5.9%
Materials	3.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Exxon Mobil Corp.	2.9%
AT&T, Inc.	2.9%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Verizon Communications, Inc.	2.4%
General Electric Co.	1.9%
Chevron Corp.	1.9%
Johnson & Johnson	1.9%
Procter & Gamble Co. (The)	1.6%
Wal-Mart Stores, Inc.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 2.84% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.84%	10.62%	11.80%	7.09%
Fund Market Price Returns	2.65%	10.63%	11.78%	7.08%
WisdomTree Dividend Index	3.15%	10.91%	12.15%	7.52%
Russell 3000® Index	-0.34%	11.15%	11.01%	7.47%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	13

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Financials	21.7%
Information Technology	18.9%
Consumer Discretionary	12.9%
Industrials	12.3%
Healthcare	10.0%
Consumer Staples	9.7%
Energy	5.3%
Utilities	3.8%
Materials	2.8%
Telecommunication Services	2.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Apple, Inc.	4.6%
Exxon Mobil Corp.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%
JPMorgan Chase & Co.	2.0%
Wells Fargo & Co.	1.8%
Wal-Mart Stores, Inc.	1.5%
Verizon Communications, Inc.	1.5%
Microsoft Corp.	1.5%
Johnson & Johnson	1.4%
Alphabet, Inc., Class A	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned -1.18% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.18%	10.44%	10.85%	6.08%
Fund Market Price Returns	-1.38%	10.37%	10.81%	6.06%
WisdomTree Earnings Index	-0.95%	10.80%	11.19%	6.34%
Russell 3000® Index	-0.34%	11.15%	11.01%	6.10%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

(formerly, WisdomTree U.S. Dividend Growth Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Industrials	20.2%
Consumer Discretionary	20.2%
Information Technology	19.6%
Consumer Staples	18.5%
Healthcare	14.0%
Financials	3.4%
Materials	3.0%
Energy	0.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Coca-Cola Co. (The)	4.3%
Microsoft Corp.	3.5%
Altria Group, Inc.	3.3%
Apple, Inc.	3.3%
AbbVie, Inc.	2.7%
International Business Machines Corp.	2.4%
McDonald’s Corp.	2.1%
Cisco Systems, Inc.	1.9%
3M Co.	1.8%
Home Depot, Inc. (The)	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree U.S. Quality Dividend Growth Index was named the WisdomTree U.S. Dividend Growth Index.

The Fund returned 2.25% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Consumer Staples sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	2.25%	10.49%
Fund Market Price Returns	2.11%	10.47%
WisdomTree U.S. Quality Dividend Growth Index	2.52%	10.78%
NASDAQ U.S. Dividend AchieversTM Select Index	3.09%	8.46%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	15

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

(formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)

Sector Breakdown† as of 3/31/16

Sector	% of Net Assets
Industrials	25.4%
Consumer Discretionary	25.0%
Materials	11.9%
Information Technology	9.9%
Financials	9.8%
Consumer Staples	8.3%
Utilities	4.5%
Healthcare	2.6%
Telecommunication Services	1.4%
Energy	0.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/31/16

Description	% of Net Assets
Cal-Maine Foods, Inc.	2.5%
South Jersey Industries, Inc.	2.1%
Nu Skin Enterprises, Inc., Class A	1.8%
Joy Global, Inc.	1.7%
Science Applications International Corp.	1.4%
Worthington Industries, Inc.	1.3%
Axiall Corp.	1.3%
Cohen & Steers, Inc.	1.3%
GATX Corp.	1.2%
DineEquity, Inc.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index. Prior to August 31, 2015, the WisdomTree U.S. SmallCap Quality Dividend Growth Index was named the WisdomTree U.S. SmallCap Dividend Growth Index.

The Fund returned -4.42% at net asset value (“NAV”) for the fiscal year ending March 31, 2016 (for more complete performance information please see the table below). The Fund benefited the most from its position in the Utilities sector. The Fund’s position in the Industrials sector created the greatest drag on performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2015, the Fund’s annual expense ratio was 0.38%.

Performance as of 3/31/16

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	-4.42%	6.62%
Fund Market Price Returns	-4.56%	6.55%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	-4.33%	6.83%
Russell 2000® Index	-9.76%	3.49%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Domestic Earnings and Dividend Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The WisdomTree Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to- earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

WisdomTree Domestic Earnings and Dividend Funds	17

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

18	WisdomTree Domestic Earnings and Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/1/15 to 3/31/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic Earnings and Dividend Funds	19

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio Based on the Period 10/1/15 to 3/31/16	Expenses Paid During the Period† 10/1/15 to 3/31/16
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,141.80	0.38%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,070.90	0.28%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree High Dividend Fund
Actual	$1,000.00	$1,158.60	0.38%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,107.40	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,024.20	0.38%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,126.40	0.38%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,056.10	0.38%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,105.90	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,053.90	0.38%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,108.80	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,068.40	0.28%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$1,103.10	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Actual	$1,000.00	$1,093.20	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

20	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 98.9%
United States – 98.9%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	37,216	$8,243,344
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. Class B	78,170	8,244,590
Automobiles – 2.3%
Ford Motor Co.	824,175	11,126,362
General Motors Co.	309,142	9,716,333

Total Automobiles		20,842,695
Beverages – 1.0%
Coca-Cola Co. (The)	196,863	9,132,475
Biotechnology – 1.8%
AbbVie, Inc.	194,942	11,135,087
Amgen, Inc.	33,917	5,085,176

Total Biotechnology		16,220,263
Chemicals – 5.3%
Air Products & Chemicals, Inc.	48,715	7,017,396
CF Industries Holdings, Inc.	170,072	5,330,056
Dow Chemical Co. (The)	177,484	9,026,836
E.I. du Pont de Nemours & Co.	85,958	5,442,861
Monsanto Co.	65,178	5,718,718
Mosaic Co. (The)	318,044	8,587,188
Praxair, Inc.	64,742	7,409,722

Total Chemicals		48,532,777
Commercial Services & Supplies – 1.8%
Republic Services, Inc.	169,718	8,087,063
Waste Management, Inc.	149,797	8,838,023

Total Commercial Services & Supplies		16,925,086
Communications Equipment – 1.0%
Cisco Systems, Inc.	316,301	9,005,089
Containers & Packaging – 2.1%
International Paper Co.	296,590	12,172,054
WestRock Co.	174,040	6,792,781

Total Containers & Packaging		18,964,835
Diversified Telecommunication Services – 6.7%
AT&T, Inc.	452,262	17,715,103
CenturyLink, Inc.	865,121	27,649,267
Verizon Communications, Inc.	297,843	16,107,349

Total Diversified Telecommunication Services		61,471,719
Electric Utilities – 11.5%
American Electric Power Co., Inc.	197,012	13,081,597
Duke Energy Corp.	192,879	15,561,478
Entergy Corp.	208,959	16,566,269
Exelon Corp.	470,422	16,869,333
FirstEnergy Corp.	391,911	14,097,039
PPL Corp.	364,493	13,876,248
Southern Co. (The)	294,915	15,255,953

Total Electric Utilities		105,307,917

Electrical Equipment – 1.3%
Emerson Electric Co.	224,330	12,199,065
Energy Equipment & Services – 1.3%
National Oilwell Varco, Inc.	397,847	12,373,042
Food & Staples Retailing – 2.1%
Sysco Corp.	198,027	9,253,802
Wal-Mart Stores, Inc.	150,788	10,327,470

Total Food & Staples Retailing		19,581,272
Food Products – 3.0%
Archer-Daniels-Midland Co.	240,990	8,750,347
General Mills, Inc.	140,829	8,921,517
Kraft Heinz Co. (The)	120,209	9,443,619

Total Food Products		27,115,483
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	129,558	5,419,411
ResMed, Inc.	97,708	5,649,477

Total Health Care Equipment & Supplies		11,068,888
Health Care Providers & Services – 0.7%
Quest Diagnostics, Inc.	88,551	6,326,969
Hotels, Restaurants & Leisure – 3.5%
Darden Restaurants, Inc.	182,226	12,081,584
Las Vegas Sands Corp.	384,354	19,863,414

Total Hotels, Restaurants & Leisure		31,944,998
Household Products – 1.1%
Procter & Gamble Co. (The)	122,306	10,067,007
Industrial Conglomerates – 0.9%
General Electric Co.	272,592	8,665,700
IT Services – 3.2%
International Business Machines Corp.	74,489	11,281,359
Paychex, Inc.	159,151	8,595,745
Western Union Co. (The)	482,623	9,309,798

Total IT Services		29,186,902
Leisure Products – 2.3%
Mattel, Inc.	625,961	21,044,809
Machinery – 3.8%
Caterpillar, Inc.	174,150	13,329,441
Cummins, Inc.	119,218	13,106,827
Deere & Co.	105,084	8,090,417

Total Machinery		34,526,685
Metals & Mining – 1.2%
Nucor Corp.	241,674	11,431,180
Multi-Utilities – 5.2%
CenterPoint Energy, Inc.	940,476	19,674,758
Consolidated Edison, Inc.	184,899	14,166,961
Public Service Enterprise Group, Inc.	289,489	13,646,512

Total Multi-Utilities		47,488,231
Multiline Retail – 2.4%
Kohl’s Corp.	222,058	10,350,124
Macy’s, Inc.	269,426	11,878,992

Total Multiline Retail		22,229,116

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	21

Schedule of Investments (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2016

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 11.1%
Chevron Corp.	145,471	$13,877,934
ConocoPhillips	305,822	12,315,452
Exxon Mobil Corp.	129,031	10,785,701
HollyFrontier Corp.	169,357	5,981,689
Kinder Morgan, Inc.	485,124	8,664,315
Occidental Petroleum Corp.	161,380	11,043,233
Spectra Energy Corp.	668,465	20,455,029
Valero Energy Corp.	110,833	7,108,829
Williams Cos., Inc. (The)	712,353	11,447,513

Total Oil, Gas & Consumable Fuels		101,679,695
Pharmaceuticals – 4.1%
Bristol-Myers Squibb Co.	87,716	5,603,298
Eli Lilly & Co.	78,414	5,646,592
Johnson & Johnson	78,080	8,448,256
Merck & Co., Inc.	178,629	9,451,261
Pfizer, Inc.	286,261	8,484,776

Total Pharmaceuticals		37,634,183
Semiconductors & Semiconductor Equipment – 3.1%
KLA-Tencor Corp.	123,199	8,970,119
Maxim Integrated Products, Inc.	219,948	8,089,687
QUALCOMM, Inc.	222,619	11,384,736

Total Semiconductors & Semiconductor Equipment		28,444,542
Software – 1.2%
CA, Inc.	351,813	10,832,322
Specialty Retail – 2.5%
Gap, Inc. (The)	354,854	10,432,707
Staples, Inc.	1,124,721	12,405,673

Total Specialty Retail		22,838,380
Technology Hardware, Storage & Peripherals – 1.9%
HP, Inc.	870,367	10,722,921
Western Digital Corp.	138,795	6,556,676

Total Technology Hardware, Storage & Peripherals		17,279,597
Textiles, Apparel & Luxury Goods – 1.6%
Coach, Inc.	375,923	15,070,753
Tobacco – 3.9%
Altria Group, Inc.	186,787	11,704,074
Philip Morris International, Inc.	145,369	14,262,153
Reynolds American, Inc.	187,613	9,438,810

Total Tobacco		35,405,037
Trading Companies & Distributors – 1.0%
Fastenal Co.(a)	187,971	9,210,579
TOTAL COMMON STOCKS (Cost: $839,691,132)		906,535,225

EXCHANGE-TRADED FUNDS – 0.8%
United States – 0.8%
WisdomTree LargeCap Dividend Fund(b)	51,428	3,774,815
WisdomTree MidCap Dividend Fund(b)	44,357	3,819,581
TOTAL EXCHANGE-TRADED FUNDS (Cost: $7,117,820)		7,594,396
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $7,851,900)(d)	7,851,900	7,851,900
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $854,660,852)		921,981,521
Liabilities in Excess of Cash and Other Assets – (0.6)%		(5,788,815)

NET ASSETS – 100.0%		$916,192,706
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $7,694,862 and the total market value of the collateral held by the Fund was $7,851,900.

See Notes to Financial Statements.

22	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree Earnings 500 Fund (EPS)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 3.1%
Boeing Co. (The)	5,084	$645,363
General Dynamics Corp.	2,706	355,487
Honeywell International, Inc.	5,248	588,038
L-3 Communications Holdings, Inc.	616	72,996
Lockheed Martin Corp.	2,205	488,408
Northrop Grumman Corp.	1,176	232,730
Raytheon Co.	2,196	269,296
Rockwell Collins, Inc.	971	89,536
Spirit AeroSystems Holdings, Inc. Class A*	1,824	82,737
Textron, Inc.	1,992	72,628
TransDigm Group, Inc.*	233	51,339
United Technologies Corp.	7,347	735,435

Total Aerospace & Defense		3,683,993
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	946	70,221
Expeditors International of Washington, Inc.	1,118	54,570
FedEx Corp.	1,184	192,660
United Parcel Service, Inc. Class B	6,104	643,789

Total Air Freight & Logistics		961,240
Airlines – 1.8%
Alaska Air Group, Inc.	1,182	96,948
American Airlines Group, Inc.	13,816	566,594
Delta Air Lines, Inc.	6,917	336,720
JetBlue Airways Corp.*	2,839	59,960
Southwest Airlines Co.	5,024	225,075
United Continental Holdings, Inc.*	13,918	833,131

Total Airlines		2,118,428
Auto Components – 0.6%
BorgWarner, Inc.	1,850	71,040
Goodyear Tire & Rubber Co. (The)	10,916	360,010
Johnson Controls, Inc.	4,650	181,210
Lear Corp.	752	83,600

Total Auto Components		695,860
Automobiles – 1.0%
Ford Motor Co.	48,826	659,151
General Motors Co.	14,251	447,909
Harley-Davidson, Inc.	2,039	104,662

Total Automobiles		1,211,722
Banks – 8.7%
Bank of America Corp.	111,838	1,512,050
BB&T Corp.	6,375	212,096
CIT Group, Inc.	3,433	106,526
Citigroup, Inc.	31,795	1,327,441
Citizens Financial Group, Inc.	3,770	78,982
Comerica, Inc.	1,634	61,880
Fifth Third Bancorp	8,278	138,160
First Republic Bank	792	52,779
Huntington Bancshares, Inc.	7,732	73,763
JPMorgan Chase & Co.	46,342	2,744,373

KeyCorp	8,685	95,882
M&T Bank Corp.	989	109,779
PNC Financial Services Group, Inc. (The)	4,994	422,343
Regions Financial Corp.	11,584	90,934
Signature Bank*	271	36,889
SunTrust Banks, Inc.	5,104	184,152
SVB Financial Group*	308	31,431
U.S. Bancorp	16,649	675,783
Wells Fargo & Co.	49,469	2,392,321

Total Banks		10,347,564
Beverages – 1.7%
Brown-Forman Corp. Class B	875	86,161
Coca-Cola Co. (The)	17,177	796,841
Coca-Cola Enterprises, Inc.	1,433	72,710
Constellation Brands, Inc. Class A	874	132,053
Dr. Pepper Snapple Group, Inc.	1,006	89,957
Molson Coors Brewing Co. Class B	808	77,713
Monster Beverage Corp.*	363	48,417
PepsiCo, Inc.	6,416	657,512

Total Beverages		1,961,364
Biotechnology – 3.3%
AbbVie, Inc.	6,322	361,113
Alexion Pharmaceuticals, Inc.*	178	24,781
Amgen, Inc.	5,086	762,544
Baxalta, Inc.	3,757	151,783
Biogen, Inc.*	1,562	406,620
Celgene Corp.*	1,844	184,566
Gilead Sciences, Inc.	20,603	1,892,591
Medivation, Inc.*	763	35,083
Regeneron Pharmaceuticals, Inc.*	130	46,857
United Therapeutics Corp.*	517	57,609

Total Biotechnology		3,923,547
Building Products – 0.1%
Fortune Brands Home & Security, Inc.	612	34,297
Masco Corp.	1,676	52,710

Total Building Products		87,007
Capital Markets – 2.8%
Affiliated Managers Group, Inc.*	417	67,721
Ameriprise Financial, Inc.	1,864	175,235
Bank of New York Mellon Corp. (The)	7,772	286,243
BlackRock, Inc.	1,242	422,988
Charles Schwab Corp. (The)	4,960	138,979
E*TRADE Financial Corp.*	875	21,429
Franklin Resources, Inc.	6,767	264,251
Goldman Sachs Group, Inc. (The)	4,816	756,016
Morgan Stanley	22,248	556,422
Northern Trust Corp.	1,580	102,968
Raymond James Financial, Inc.	1,047	49,848
SEI Investments Co.	742	31,943
State Street Corp.	3,888	227,526
T. Rowe Price Group, Inc.	2,009	147,581
TD Ameritrade Holding Corp.	2,828	89,167

Total Capital Markets		3,338,317

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	23

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2016

Investments	Shares	Value

Chemicals – 2.1%
Air Products & Chemicals, Inc.	1,190	$171,419
Airgas, Inc.	347	49,149
Ashland, Inc.	548	60,258
Celanese Corp. Series A	919	60,195
CF Industries Holdings, Inc.	2,765	86,655
Dow Chemical Co. (The)	9,180	466,895
E.I. du Pont de Nemours & Co.	4,071	257,776
Eastman Chemical Co.	1,488	107,478
Ecolab, Inc.	1,235	137,727
GCP Applied Technologies, Inc.*	228	4,546
International Flavors & Fragrances, Inc.	488	55,520
Monsanto Co.	3,030	265,852
Mosaic Co. (The)	4,986	134,622
PPG Industries, Inc.	1,436	160,100
Praxair, Inc.	1,663	190,330
Sherwin-Williams Co. (The)	436	124,116
Valspar Corp. (The)	525	56,186
W.R. Grace & Co.*	228	16,229
Westlake Chemical Corp.	1,583	73,293

Total Chemicals		2,478,346
Commercial Services & Supplies – 0.3%
Cintas Corp.	567	50,922
Republic Services, Inc.	1,812	86,342
Stericycle, Inc.*	334	42,148
Waste Connections, Inc.	377	24,350
Waste Management, Inc.	1,764	104,076

Total Commercial Services & Supplies		307,838
Communications Equipment – 1.2%
Cisco Systems, Inc.	43,893	1,249,634
F5 Networks, Inc.*	438	46,362
Harris Corp.	558	43,446
Juniper Networks, Inc.	2,065	52,678
Motorola Solutions, Inc.	664	50,265

Total Communications Equipment		1,442,385
Construction & Engineering – 0.1%
Fluor Corp.	1,919	103,050
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	222	35,411
Vulcan Materials Co.	197	20,797

Total Construction Materials		56,208
Consumer Finance – 1.3%
American Express Co.	9,117	559,784
Capital One Financial Corp.	6,539	453,218
Discover Financial Services	4,909	249,966
Synchrony Financial*	8,830	253,068

Total Consumer Finance		1,516,036
Containers & Packaging – 0.3%
Ball Corp.	518	36,928
Crown Holdings, Inc.*	911	45,177
International Paper Co.	3,769	154,680

Packaging Corp. of America	872	52,669
Sealed Air Corp.	698	33,511
WestRock Co.	1,444	56,359

Total Containers & Packaging		379,324
Distributors – 0.1%
Genuine Parts Co.	986	97,969
LKQ Corp.*	1,715	54,760

Total Distributors		152,729
Diversified Consumer Services – 0.0%
H&R Block, Inc.	1,978	52,259
Diversified Financial Services – 3.3%
Berkshire Hathaway, Inc. Class B*	20,884	2,963,022
CME Group, Inc.	1,642	157,714
FactSet Research Systems, Inc.	164	24,851
Intercontinental Exchange, Inc.	586	137,792
Leucadia National Corp.	1,806	29,203
McGraw Hill Financial, Inc.	1,216	120,360
Moody’s Corp.	1,252	120,893
MSCI, Inc.	357	26,447
Nasdaq, Inc.	878	58,282
Voya Financial, Inc.	7,889	234,855

Total Diversified Financial Services		3,873,419
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	24,332	953,084
CenturyLink, Inc.	2,879	92,013
Level 3 Communications, Inc.*	465	24,575
Verizon Communications, Inc.	37,374	2,021,186

Total Diversified Telecommunication Services		3,090,858
Electric Utilities – 2.3%
American Electric Power Co., Inc.	3,822	253,781
Duke Energy Corp.	4,519	364,593
Edison International	2,913	209,415
Eversource Energy	2,312	134,882
Exelon Corp.	7,945	284,908
FirstEnergy Corp.	3,109	111,831
NextEra Energy, Inc.	3,801	449,810
PG&E Corp.	3,187	190,328
Pinnacle West Capital Corp.	727	54,576
PPL Corp.	6,320	240,602
Southern Co. (The)	6,484	335,417
Xcel Energy, Inc.	3,552	148,545

Total Electric Utilities		2,778,688
Electrical Equipment – 0.4%
Acuity Brands, Inc.	109	23,777
AMETEK, Inc.	1,392	69,572
Emerson Electric Co.	5,942	323,126
Rockwell Automation, Inc.	1,012	115,115

Total Electrical Equipment		531,590

See Notes to Financial Statements.

24	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2016

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	1,740	$100,607
CDW Corp.	1,001	41,541
Corning, Inc.	11,965	249,949

Total Electronic Equipment, Instruments & Components		392,097
Energy Equipment & Services – 0.3%
Cameron International Corp.*	1,069	71,677
FMC Technologies, Inc.*	2,067	56,553
Halliburton Co.	936	33,434
National Oilwell Varco, Inc.	5,001	155,531

Total Energy Equipment & Services		317,195
Food & Staples Retailing – 3.5%
Costco Wholesale Corp.	1,820	286,795
CVS Health Corp.	6,579	682,440
Kroger Co. (The)	5,665	216,686
Rite Aid Corp.*	31,359	255,576
Sysco Corp.	1,931	90,236
Wal-Mart Stores, Inc.	31,255	2,140,655
Walgreens Boots Alliance, Inc.	5,120	431,309
Whole Foods Market, Inc.	1,864	57,989

Total Food & Staples Retailing		4,161,686
Food Products – 2.0%
Archer-Daniels-Midland Co.	6,033	219,058
Campbell Soup Co.	1,684	107,422
ConAgra Foods, Inc.	2,548	113,692
General Mills, Inc.	3,088	195,625
Hershey Co. (The)	1,062	97,800
Hormel Foods Corp.	2,129	92,058
Ingredion, Inc.	471	50,298
J.M. Smucker Co. (The)	391	50,768
Kellogg Co.	902	69,048
Kraft Heinz Co. (The)	477	37,473
McCormick & Co., Inc. Non-Voting Shares	621	61,777
Mead Johnson Nutrition Co.	1,068	90,748
Mondelez International, Inc. Class A	24,385	978,326
Tyson Foods, Inc. Class A	2,539	169,250
WhiteWave Foods Co. (The)*	458	18,613

Total Food Products		2,351,956
Gas Utilities – 0.0%
AGL Resources, Inc.	763	49,702
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	6,295	263,320
Baxter International, Inc.	2,834	116,421
Becton, Dickinson and Co.	591	89,726
Boston Scientific Corp.*	3,401	63,973
C.R. Bard, Inc.	464	94,039
Cooper Cos., Inc. (The)	197	30,332
DENTSPLY SIRONA, Inc.	614	37,841
Edwards Lifesciences Corp.*	693	61,129
Hologic, Inc.*	381	13,144
IDEXX Laboratories, Inc.*	346	27,099
Intuitive Surgical, Inc.*	135	81,142

ResMed, Inc.	790	45,678
St. Jude Medical, Inc.	1,967	108,185
Stryker Corp.	1,490	159,862
Varian Medical Systems, Inc.*	677	54,173
Zimmer Biomet Holdings, Inc.	234	24,951

Total Health Care Equipment & Supplies		1,271,015
Health Care Providers & Services – 2.7%
Aetna, Inc.	2,592	291,211
Anthem, Inc.	2,501	347,614
Cardinal Health, Inc.	1,844	151,116
Centene Corp.*	747	45,993
Cigna Corp.	1,791	245,797
DaVita HealthCare Partners, Inc.*	1,335	97,962
Express Scripts Holding Co.*	3,284	225,578
HCA Holdings, Inc.*	3,823	298,385
Henry Schein, Inc.*	398	68,707
Humana, Inc.	798	145,994
Laboratory Corp. of America Holdings*	461	53,997
McKesson Corp.	1,382	217,320
MEDNAX, Inc.*	544	35,153
Quest Diagnostics, Inc.	1,233	88,098
UnitedHealth Group, Inc.	6,328	815,679
Universal Health Services, Inc. Class B	674	84,061

Total Health Care Providers & Services		3,212,665
Health Care Technology – 0.1%
Cerner Corp.*	1,029	54,496
IMS Health Holdings, Inc.*	1,761	46,754

Total Health Care Technology		101,250
Hotels, Restaurants & Leisure – 1.5%
Aramark	842	27,887
Chipotle Mexican Grill, Inc.*	112	52,749
Darden Restaurants, Inc.	594	39,382
Hilton Worldwide Holdings, Inc.	3,599	81,049
Las Vegas Sands Corp.	6,645	343,413
Marriott International, Inc. Class A(a)	1,548	110,187
McDonald’s Corp.	4,548	571,593
Starbucks Corp.	4,844	289,187
Starwood Hotels & Resorts Worldwide, Inc.	963	80,343
Wyndham Worldwide Corp.	936	71,538
Yum! Brands, Inc.	1,608	131,615

Total Hotels, Restaurants & Leisure		1,798,943
Household Durables – 0.5%
D.R. Horton, Inc.	2,824	85,369
Harman International Industries, Inc.	451	40,157
Jarden Corp.*	577	34,014
Lennar Corp. Class A	1,823	88,160
Mohawk Industries, Inc.*	413	78,842
Newell Rubbermaid, Inc.	1,208	53,502
NVR, Inc.*	27	46,775
PulteGroup, Inc.	3,267	61,126
Toll Brothers, Inc.*	1,182	34,881
Whirlpool Corp.	564	101,712

Total Household Durables		624,538

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	25

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2016

Investments	Shares	Value

Household Products – 1.5%
Church & Dwight Co., Inc.	642	$59,180
Clorox Co. (The)	636	80,174
Colgate-Palmolive Co.	4,786	338,131
Kimberly-Clark Corp.	677	91,063
Procter & Gamble Co. (The)	14,116	1,161,888

Total Household Products		1,730,436
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	8,925	105,315
Industrial Conglomerates – 1.5%
3M Co.	3,905	650,690
Danaher Corp.	3,241	307,442
General Electric Co.	22,542	716,610
Roper Technologies, Inc.	460	84,074

Total Industrial Conglomerates		1,758,816
Insurance – 3.2%
Aflac, Inc.	4,788	302,314
Alleghany Corp.*	126	62,521
Allstate Corp. (The)	4,396	296,159
American Financial Group, Inc.	725	51,018
American International Group, Inc.	7,968	430,670
Arthur J. Gallagher & Co.	903	40,165
Cincinnati Financial Corp.	1,122	73,334
CNA Financial Corp.	2,567	82,606
Hartford Financial Services Group, Inc. (The)	4,399	202,706
Lincoln National Corp.	3,101	121,559
Loews Corp.	2,186	83,636
Markel Corp.*	65	57,952
Marsh & McLennan Cos., Inc.	3,093	188,024
MetLife, Inc.	14,486	636,515
Principal Financial Group, Inc.	3,373	133,065
Progressive Corp. (The)	4,976	174,857
Prudential Financial, Inc.	2,302	166,251
Torchmark Corp.	1,169	63,313
Travelers Cos., Inc. (The)	3,949	460,888
Unum Group	1,498	46,318
W.R. Berkley Corp.	1,006	56,537

Total Insurance		3,730,408
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	59	35,025
Expedia, Inc.	411	44,314
Netflix, Inc.*	187	19,117
Priceline Group, Inc. (The)*	235	302,906
TripAdvisor, Inc.*	393	26,134

Total Internet & Catalog Retail		427,496
Internet Software & Services – 2.1%
Akamai Technologies, Inc.*	744	41,344
Alphabet, Inc. Class A*	2,382	1,817,228
eBay, Inc.*	6,670	159,146
Facebook, Inc. Class A*	3,357	383,034
VeriSign, Inc.*	493	43,650

Yahoo!, Inc.*	1,061	39,055

Total Internet Software & Services		2,483,457
IT Services – 3.6%
Alliance Data Systems Corp.*	275	60,500
Automatic Data Processing, Inc.	2,049	183,816
Broadridge Financial Solutions, Inc.	634	37,602
Cognizant Technology Solutions Corp. Class A*	3,287	206,095
Fidelity National Information Services, Inc.	1,289	81,607
Fiserv, Inc.*	959	98,374
FleetCor Technologies, Inc.*	336	49,980
Gartner, Inc.*	239	21,355
Global Payments, Inc.	480	31,344
International Business Machines Corp.	12,055	1,825,730
Jack Henry & Associates, Inc.	321	27,147
MasterCard, Inc. Class A	4,832	456,624
Paychex, Inc.	1,708	92,249
Sabre Corp.	1,010	29,209
Total System Services, Inc.	785	37,350
Vantiv, Inc. Class A*	368	19,828
Visa, Inc. Class A	10,073	770,383
Western Union Co. (The)	5,912	114,042
Xerox Corp.	6,841	76,346

Total IT Services		4,219,581
Leisure Products – 0.1%
Hasbro, Inc.	815	65,282
Mattel, Inc.	1,528	51,371
Polaris Industries, Inc.	608	59,876

Total Leisure Products		176,529
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	1,314	52,363
Illumina, Inc.*	317	51,388
Mettler-Toledo International, Inc.*	138	47,577
Quintiles Transnational Holdings, Inc.*	709	46,156
Thermo Fisher Scientific, Inc.	1,771	250,756
Waters Corp.*	475	62,662

Total Life Sciences Tools & Services		510,902
Machinery – 1.6%
Caterpillar, Inc.	5,678	434,594
Cummins, Inc.	2,325	255,611
Deere & Co.	3,507	270,004
Dover Corp.	1,277	82,149
Illinois Tool Works, Inc.	2,498	255,895
PACCAR, Inc.	4,182	228,714
Parker-Hannifin Corp.	1,244	138,184
Snap-on, Inc.	357	56,045
Stanley Black & Decker, Inc.	949	99,844
Wabtec Corp.	652	51,697
Xylem, Inc.	1,006	41,145

Total Machinery		1,913,882
Media – 3.9%
Cablevision Systems Corp. Class A	490	16,170
CBS Corp. Class B Non-Voting Shares	3,989	219,754

See Notes to Financial Statements.

26	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2016

Investments	Shares	Value

Comcast Corp. Class A	17,104	$1,044,712
DISH Network Corp. Class A*	2,488	115,095
Interpublic Group of Cos., Inc. (The)	2,685	61,621
Omnicom Group, Inc.	1,753	145,902
Sirius XM Holdings, Inc.*	16,965	67,012
Time Warner Cable, Inc.	1,282	262,323
Time Warner, Inc.	6,793	492,832
Twenty-First Century Fox, Inc. Class A	35,562	991,469
Viacom, Inc. Class B	5,559	229,475
Walt Disney Co. (The)	9,420	935,500

Total Media		4,581,865
Metals & Mining – 0.2%
Alcoa, Inc.	9,636	92,313
Newmont Mining Corp.	3,008	79,952
Nucor Corp.	1,863	88,120

Total Metals & Mining		260,385
Multi-Utilities – 1.1%
Alliant Energy Corp.	879	65,292
Ameren Corp.	1,653	82,815
CenterPoint Energy, Inc.	2,470	51,672
CMS Energy Corp.	1,792	76,052
Consolidated Edison, Inc.	2,564	196,454
Dominion Resources, Inc.	2,521	189,378
DTE Energy Co.	1,457	132,092
Public Service Enterprise Group, Inc.	2,599	122,517
SCANA Corp.	1,162	81,514
Sempra Energy	1,633	169,914
WEC Energy Group, Inc.	1,474	88,543

Total Multi-Utilities		1,256,243
Multiline Retail – 0.8%
Dollar General Corp.	1,921	164,438
Dollar Tree, Inc.*	527	43,456
Kohl’s Corp.	1,923	89,631
Macy’s, Inc.	4,310	190,028
Nordstrom, Inc.(a)	1,453	83,126
Target Corp.	4,848	398,893

Total Multiline Retail		969,572
Oil, Gas & Consumable Fuels – 4.9%
Chevron Corp.	9,375	894,375
Concho Resources, Inc.*	262	26,473
EQT Corp.	607	40,827
Exxon Mobil Corp.	33,304	2,783,881
HollyFrontier Corp.	1,628	57,501
Kinder Morgan, Inc.	7,912	141,308
Marathon Petroleum Corp.	8,407	312,572
Phillips 66	6,766	585,868
Pioneer Natural Resources Co.	659	92,748
Spectra Energy Corp.	4,078	124,787
Tesoro Corp.	1,939	166,773
Valero Energy Corp.	8,670	556,094
Williams Cos., Inc. (The)	1,689	27,142

Total Oil, Gas & Consumable Fuels		5,810,349
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	1,715	161,742
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Co.	3,751	239,614
Eli Lilly & Co.	3,272	235,617
Johnson & Johnson	17,719	1,917,196
Merck & Co., Inc.	8,022	424,444
Pfizer, Inc.	32,086	951,029
Zoetis, Inc.	1,228	54,437

Total Pharmaceuticals		3,822,337
Professional Services – 0.2%
Equifax, Inc.	503	57,488
IHS, Inc. Class A*	216	26,818
ManpowerGroup, Inc.	604	49,178
Robert Half International, Inc.	874	40,711
Verisk Analytics, Inc.*	777	62,098

Total Professional Services		236,293
Real Estate Investment Trusts (REITs) – 1.8%
Alexandria Real Estate Equities, Inc.	72	6,544
American Tower Corp.	761	77,904
AvalonBay Communities, Inc.	494	93,959
Boston Properties, Inc.	588	74,723
Brixmor Property Group, Inc.	736	18,856
Camden Property Trust	568	47,763
Crown Castle International Corp.	673	58,215
Digital Realty Trust, Inc.	368	32,564
Duke Realty Corp.	875	19,723
Equity Residential	1,350	101,290
Essex Property Trust, Inc.	75	17,540
Extra Space Storage, Inc.	306	28,599
Federal Realty Investment Trust	141	22,003
General Growth Properties, Inc.	4,922	146,331
HCP, Inc.	951	30,984
Host Hotels & Resorts, Inc.	4,849	80,978
Kimco Realty Corp.	2,475	71,230
Macerich Co. (The)	2,337	185,184
Mid-America Apartment Communities, Inc.	426	43,541
Prologis, Inc.	3,337	147,429
Public Storage	528	145,638
Realty Income Corp.	597	37,318
Simon Property Group, Inc.	1,081	224,513
SL Green Realty Corp.	225	21,798
UDR, Inc.	756	29,129
Ventas, Inc.	863	54,334
Vornado Realty Trust	595	56,186
W.P. Carey, Inc.	289	17,987
Welltower, Inc.	1,652	114,550
Weyerhaeuser Co.	2,783	86,217

Total Real Estate Investment Trusts (REITs)		2,093,030
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	1,967	56,689
Jones Lang LaSalle, Inc.	324	38,012

Total Real Estate Management & Development		94,701

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	27

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2016

Investments	Shares	Value

Road & Rail – 1.0%
AMERCO	129	$46,093
CSX Corp.	9,436	242,977
JB Hunt Transport Services, Inc.	676	56,946
Kansas City Southern	768	65,626
Norfolk Southern Corp.	2,311	192,391
Union Pacific Corp.	7,855	624,865

Total Road & Rail		1,228,898
Semiconductors & Semiconductor Equipment – 3.0%
Analog Devices, Inc.	1,489	88,134
Applied Materials, Inc.	9,053	191,743
Intel Corp.	40,704	1,316,774
KLA-Tencor Corp.	821	59,777
Lam Research Corp.	1,293	106,802
Linear Technology Corp.	1,377	61,359
Maxim Integrated Products, Inc.	384	14,124
Microchip Technology, Inc.	1,028	49,550
Micron Technology, Inc.*	24,808	259,740
NVIDIA Corp.	2,307	82,198
Qorvo, Inc.*	186	9,376
QUALCOMM, Inc.	15,980	817,217
Skyworks Solutions, Inc.	1,169	91,065
Texas Instruments, Inc.	6,412	368,177
Xilinx, Inc.	1,515	71,856

Total Semiconductors & Semiconductor Equipment		3,587,892
Software – 3.4%
Activision Blizzard, Inc.	3,573	120,910
Adobe Systems, Inc.*	636	59,657
ANSYS, Inc.*	358	32,027
CA, Inc.	3,368	103,701
Cadence Design Systems, Inc.*	1,290	30,418
CDK Global, Inc.	492	22,903
Citrix Systems, Inc.*	498	39,133
Electronic Arts, Inc.*	1,504	99,429
Intuit, Inc.	648	67,398
Microsoft Corp.	34,450	1,902,674
Oracle Corp.	31,377	1,283,633
Red Hat, Inc.*	330	24,588
SS&C Technologies Holdings, Inc.	101	6,405
Symantec Corp.	4,269	78,464
Synopsys, Inc.*	611	29,597
VMware, Inc. Class A*(a)	1,922	100,540

Total Software		4,001,477
Specialty Retail – 2.4%
Advance Auto Parts, Inc.	398	63,815
AutoNation, Inc.*	890	41,545
AutoZone, Inc.*	189	150,574
Bed Bath & Beyond, Inc.*	2,042	101,365
Best Buy Co., Inc.	3,329	107,993
CarMax, Inc.*	1,299	66,379
Foot Locker, Inc.	1,075	69,338
Gap, Inc. (The)	3,695	108,633

Home Depot, Inc. (The)	6,294	839,809
L Brands, Inc.	1,412	123,988
Lowe’s Cos., Inc.	4,855	367,766
O’Reilly Automotive, Inc.*	452	123,694
Ross Stores, Inc.	2,268	131,317
Staples, Inc.	3,951	43,580
Tiffany & Co.	716	52,540
TJX Cos., Inc. (The)	3,935	308,307
Tractor Supply Co.	595	53,824
Ulta Salon Cosmetics & Fragrance, Inc.*	210	40,685

Total Specialty Retail		2,795,152
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	57,509	6,267,906
EMC Corp.	11,312	301,465
HP, Inc.	44,623	549,755
NetApp, Inc.	1,797	49,040
SanDisk Corp.	768	58,430
Western Digital Corp.	2,514	118,761

Total Technology Hardware, Storage & Peripherals		7,345,357
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	1,595	63,944
Hanesbrands, Inc.	1,723	48,830
NIKE, Inc. Class B	6,732	413,816
PVH Corp.	867	85,885
Ralph Lauren Corp.	592	56,986
Under Armour, Inc. Class A*	359	30,454
VF Corp.	2,323	150,437

Total Textiles, Apparel & Luxury Goods		850,352
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	3,742	59,498
Tobacco – 1.7%
Altria Group, Inc.	11,324	709,562
Philip Morris International, Inc.	10,201	1,000,820
Reynolds American, Inc.	4,888	245,915

Total Tobacco		1,956,297
Trading Companies & Distributors – 0.2%
Fastenal Co.(a)	1,567	76,783
United Rentals, Inc.*	1,072	66,667
W.W. Grainger, Inc.	481	112,280

Total Trading Companies & Distributors		255,730
Water Utilities – 0.1%
American Water Works Co., Inc.	1,044	71,963
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc.*	1,630	62,429
TOTAL COMMON STOCKS (Cost: $107,897,616)		117,931,203
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree High Dividend Fund(a)(b) (Cost: $265,268)	4,670	295,518

See Notes to Financial Statements.

28	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2016

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $360,227)(d)	360,227	$360,227
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $108,523,111)		118,586,948
Liabilities in Excess of Cash and Other Assets – (0.1)%		(175,286)

NET ASSETS – 100.0%		$118,411,662
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $352,445 and the total market value of the collateral held by the Fund was $360,227.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	29

Schedule of Investments

WisdomTree High Dividend Fund (DHS)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.4%
United States – 99.4%
Aerospace & Defense – 0.8%
American Science & Engineering, Inc.	1,546	$42,809
Lockheed Martin Corp.	38,568	8,542,812

Total Aerospace & Defense		8,585,621
Auto Components – 0.0%
Superior Industries International, Inc.	4,569	100,884
Automobiles – 1.8%
Ford Motor Co.	708,132	9,559,782
General Motors Co.	268,198	8,429,463

Total Automobiles		17,989,245
Banks – 0.8%
American National Bankshares, Inc.	1,369	34,677
Arrow Financial Corp.	2,697	71,659
Banc of California, Inc.	6,952	121,660
Bridge Bancorp, Inc.	1,650	50,275
Brookline Bancorp, Inc.	9,336	102,789
Chemical Financial Corp.	5,201	185,624
City Holding Co.	2,332	111,423
CNB Financial Corp.	1,967	34,600
Community Bank System, Inc.	5,382	205,646
Community Trust Bancorp, Inc.	2,619	92,503
Cullen/Frost Bankers, Inc.(a)	8,476	467,112
Financial Institutions, Inc.	2,204	64,070
First Bancorp, Inc.	1,897	37,010
First Busey Corp.	4,348	89,047
First Commonwealth Financial Corp.	13,682	121,223
First Financial Bancorp	8,887	161,566
First Niagara Financial Group, Inc.	44,951	435,126
FirstMerit Corp.	25,353	533,681
Flushing Financial Corp.	3,607	77,983
FNB Corp.	26,602	346,092
Hancock Holding Co.	12,441	285,645
Merchants Bancshares, Inc.	931	27,688
National Penn Bancshares, Inc.	21,447	228,196
NBT Bancorp, Inc.	5,745	154,828
Old National Bancorp	18,129	220,993
PacWest Bancorp	22,437	833,535
Park National Corp.(a)	2,591	233,190
Penns Woods Bancorp, Inc.(a)	695	26,785
People’s United Financial, Inc.	53,637	854,437
Peoples Financial Services Corp.(a)	1,000	37,200
Republic Bancorp, Inc. Class A	2,690	69,483
Sandy Spring Bancorp, Inc.	3,885	108,120
Southside Bancshares, Inc.	3,795	98,936
Tompkins Financial Corp.	1,827	116,928
Trustmark Corp.	11,041	254,274
Umpqua Holdings Corp.	35,751	567,011
United Bankshares, Inc.	10,190	373,973
Univest Corp. of Pennsylvania	2,844	55,486
Valley National Bancorp	43,081	410,993
Washington Trust Bancorp, Inc.	2,893	107,967

West Bancorp, Inc.	2,736	49,877
Westamerica Bancorp(a)	3,934	191,625

Total Banks		8,650,936
Beverages – 2.5%
Coca-Cola Co. (The)	561,346	26,040,841
Biotechnology – 1.6%
AbbVie, Inc.	285,116	16,285,826
PDL BioPharma, Inc.	84,101	280,056

Total Biotechnology		16,565,882
Capital Markets – 0.3%
Arlington Asset Investment Corp. Class A(a)	13,675	171,348
Artisan Partners Asset Management, Inc. Class A	11,224	346,148
BGC Partners, Inc. Class A	54,389	492,220
Cohen & Steers, Inc.	6,095	237,217
Federated Investors, Inc. Class B	15,663	451,878
Greenhill & Co., Inc.	8,371	185,836
Moelis & Co. Class A	3,469	97,930
Virtu Financial, Inc. Class A	6,190	136,861
Waddell & Reed Financial, Inc. Class A	19,765	465,268
Westwood Holdings Group, Inc.	1,555	91,201

Total Capital Markets		2,675,907
Chemicals – 1.1%
Axiall Corp.	11,431	249,653
Dow Chemical Co. (The)	164,984	8,391,086
Huntsman Corp.	49,138	653,536
Innophos Holdings, Inc.	5,014	154,983
Kronos Worldwide, Inc.(a)	51,331	293,613
Mosaic Co. (The)	51,894	1,401,138
Olin Corp.	27,990	486,186

Total Chemicals		11,630,195
Commercial Services & Supplies – 0.7%
Brady Corp. Class A	6,933	186,082
CECO Environmental Corp.	5,102	31,684
Covanta Holding Corp.	37,986	640,444
Ennis, Inc.	3,931	76,851
KAR Auction Services, Inc.	16,223	618,745
McGrath RentCorp	3,813	95,630
Pitney Bowes, Inc.	31,317	674,568
Quad/Graphics, Inc.	18,661	241,473
R.R. Donnelley & Sons Co.	59,880	982,032
Waste Management, Inc.	55,228	3,258,452
West Corp.	13,334	304,282

Total Commercial Services & Supplies		7,110,243
Communications Equipment – 1.9%
Cisco Systems, Inc.	673,755	19,181,805
Comtech Telecommunications Corp.	4,019	93,924

Total Communications Equipment		19,275,729
Consumer Finance – 0.1%
Navient Corp.	77,922	932,726

See Notes to Financial Statements.

30	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree High Dividend Fund (DHS)

March 31, 2016

Investments	Shares	Value

Containers & Packaging – 0.5%
Greif, Inc. Class B	4,635	$216,918
International Paper Co.	78,955	3,240,313
Myers Industries, Inc.	4,638	59,645
Packaging Corp. of America	13,681	826,332
Sonoco Products Co.	13,895	674,880

Total Containers & Packaging		5,018,088
Distributors – 0.0%
Weyco Group, Inc.	1,389	36,975
Diversified Consumer Services – 0.0%
Capella Education Co.	1,429	75,223
Diversified Financial Services – 0.0%
Marlin Business Services Corp.	1,719	24,599
Diversified Telecommunication Services – 10.8%
AT&T, Inc.	1,405,633	55,058,645
CenturyLink, Inc.	196,891	6,292,636
Cogent Communications Holdings, Inc.	8,430	329,023
Consolidated Communications Holdings, Inc.	15,733	405,282
Frontier Communications Corp.	443,244	2,477,734
IDT Corp. Class B	6,224	97,032
Inteliquent, Inc.	5,138	82,465
Verizon Communications, Inc.	847,960	45,857,677
Windstream Holdings, Inc.(a)	41,355	317,606

Total Diversified Telecommunication Services		110,918,100
Electric Utilities – 6.7%
ALLETE, Inc.	8,467	474,745
American Electric Power Co., Inc.	83,351	5,534,506
Cleco Corp.	7,681	424,068
Duke Energy Corp.	138,277	11,156,188
El Paso Electric Co.	5,655	259,451
Empire District Electric Co. (The)	7,677	253,725
Entergy Corp.	38,126	3,022,629
Eversource Energy	44,793	2,613,224
Exelon Corp.	181,800	6,519,348
FirstEnergy Corp.	79,982	2,876,953
Great Plains Energy, Inc.	25,595	825,439
Hawaiian Electric Industries, Inc.	19,436	629,726
IDACORP, Inc.	6,378	475,735
NextEra Energy, Inc.	60,220	7,126,435
OGE Energy Corp.	36,542	1,046,197
Otter Tail Corp.	7,870	233,109
PG&E Corp.	71,341	4,260,485
Pinnacle West Capital Corp.	18,456	1,385,492
Portland General Electric Co.	12,052	475,933
PPL Corp.	128,081	4,876,044
Southern Co. (The)	183,472	9,491,007
Westar Energy, Inc.	20,520	1,017,997
Xcel Energy, Inc.	76,866	3,214,536

Total Electric Utilities		68,192,972
Electrical Equipment – 0.6%
Emerson Electric Co.	113,098	6,150,269
General Cable Corp.	12,174	148,645

Total Electrical Equipment		6,298,914

Electronic Equipment, Instruments & Components – 0.0%
AVX Corp.	23,428	294,490
Daktronics, Inc.	6,698	52,914
Electro Rent Corp.	5,521	51,125

Total Electronic Equipment, Instruments & Components		398,529
Energy Equipment & Services – 0.4%
Archrock, Inc.	22,023	176,184
Bristow Group, Inc.	7,437	140,708
Helmerich & Payne, Inc.(a)	23,696	1,391,429
National Oilwell Varco, Inc.	85,684	2,664,773

Total Energy Equipment & Services		4,373,094
Food & Staples Retailing – 3.3%
Sysco Corp.	70,554	3,296,988
Village Super Market, Inc. Class A	2,483	59,989
Wal-Mart Stores, Inc.	437,530	29,966,430

Total Food & Staples Retailing		33,323,407
Food Products – 2.4%
Archer-Daniels-Midland Co.	80,590	2,926,223
B&G Foods, Inc.	9,707	337,901
Cal-Maine Foods, Inc.(a)	15,306	794,535
General Mills, Inc.	74,654	4,729,331
Kellogg Co.	41,679	3,190,527
Kraft Heinz Co. (The)	165,379	12,992,174

Total Food Products		24,970,691
Gas Utilities – 0.4%
AGL Resources, Inc.	16,198	1,055,138
Laclede Group, Inc. (The)	6,278	425,334
National Fuel Gas Co.	14,664	733,933
New Jersey Resources Corp.	12,382	451,076
Northwest Natural Gas Co.	4,412	237,586
Questar Corp.	32,309	801,263
South Jersey Industries, Inc.	13,913	395,825
WGL Holdings, Inc.	6,442	466,208

Total Gas Utilities		4,566,363
Health Care Equipment & Supplies – 0.0%
Meridian Bioscience, Inc.	7,035	144,991
Health Care Providers & Services – 0.0%
Kindred Healthcare, Inc.	12,813	158,241
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	2,711	141,297
Hotels, Restaurants & Leisure – 3.0%
Bob Evans Farms, Inc.	3,019	140,957
Cracker Barrel Old Country Store, Inc.(a)	3,510	535,872
Darden Restaurants, Inc.	20,112	1,333,426
DineEquity, Inc.	3,387	316,447
Interval Leisure Group, Inc.(a)	7,018	101,340
Las Vegas Sands Corp.	207,125	10,704,220
McDonald’s Corp.	116,284	14,614,573
SeaWorld Entertainment, Inc.(a)	17,543	369,456
Six Flags Entertainment Corp.	17,488	970,409
Speedway Motorsports, Inc.	5,085	100,836

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	31

Schedule of Investments (continued)

WisdomTree High Dividend Fund (DHS)

March 31, 2016

Investments	Shares	Value

Wynn Resorts Ltd.(a)	13,380	$1,250,093

Total Hotels, Restaurants & Leisure		30,437,629
Household Durables – 0.1%
MDC Holdings, Inc.	8,060	201,983
Tupperware Brands Corp.	10,408	603,456

Total Household Durables		805,439
Household Products – 3.7%
Kimberly-Clark Corp.	44,336	5,963,635
Orchids Paper Products Co.	2,470	67,950
Procter & Gamble Co. (The)	383,343	31,552,962

Total Household Products		37,584,547
Independent Power & Renewable Electricity Producers – 0.3%
AES Corp.	124,111	1,464,510
NRG Energy, Inc.	74,477	968,946
NRG Yield, Inc. Class A	10,230	138,821
Pattern Energy Group, Inc.	23,703	452,016
TerraForm Global, Inc. Class A*(a)	50,235	119,559

Total Independent Power & Renewable Electricity Producers		3,143,852
Industrial Conglomerates – 3.7%
General Electric Co.	1,185,795	37,696,423
Raven Industries, Inc.	4,786	76,672

Total Industrial Conglomerates		37,773,095
Insurance – 1.0%
American National Insurance Co.	3,699	427,235
Arthur J. Gallagher & Co.	25,010	1,112,445
Baldwin & Lyons, Inc. Class B	2,599	63,961
Cincinnati Financial Corp.	21,060	1,376,482
Donegal Group, Inc. Class A	3,263	46,922
EMC Insurance Group, Inc.	3,362	86,235
Erie Indemnity Co. Class A	5,374	499,728
HCI Group, Inc.	1,538	51,215
Horace Mann Educators Corp.	5,650	179,049
Mercury General Corp.	11,636	645,798
Old Republic International Corp.	44,020	804,686
Prudential Financial, Inc.	64,234	4,638,979
Safety Insurance Group, Inc.	3,616	206,329

Total Insurance		10,139,064
Internet & Catalog Retail – 0.0%
Nutrisystem, Inc.	3,990	83,271
PetMed Express, Inc.(a)	4,865	87,132

Total Internet & Catalog Retail		170,403
IT Services – 2.7%
International Business Machines Corp.	154,949	23,467,026
Paychex, Inc.	47,759	2,579,464
Western Union Co. (The)	70,227	1,354,679

Total IT Services		27,401,169
Leisure Products – 0.3%
Mattel, Inc.	81,037	2,724,464

Machinery – 1.3%
American Railcar Industries, Inc.(a)	2,684	109,319
Caterpillar, Inc.	113,330	8,674,278
Cummins, Inc.	32,630	3,587,342
Douglas Dynamics, Inc.	3,740	85,684
Joy Global, Inc.(a)	27,604	443,596
Miller Industries, Inc.	1,590	32,245
Timken Co. (The)	12,542	420,032

Total Machinery		13,352,496
Media – 0.5%
AMC Entertainment Holdings, Inc. Class A	3,170	88,728
Cinemark Holdings, Inc.	14,332	513,516
Gannett Co., Inc.	17,288	261,740
Harte-Hanks, Inc.	25,468	64,434
Meredith Corp.	6,495	308,513
National CineMedia, Inc.	14,764	224,560
New Media Investment Group, Inc.	12,737	211,944
Regal Entertainment Group Class A(a)	26,930	569,300
Time, Inc.	21,409	330,555
Viacom, Inc. Class B	55,130	2,275,766
World Wrestling Entertainment, Inc. Class A(a)	4,307	76,062

Total Media		4,925,118
Metals & Mining – 0.4%
Allegheny Technologies, Inc.(a)	25,414	414,248
Commercial Metals Co.	16,075	272,793
Compass Minerals International, Inc.	4,740	335,876
Nucor Corp.	49,216	2,327,917
Schnitzer Steel Industries, Inc. Class A	5,781	106,602
Steel Dynamics, Inc.	32,141	723,494

Total Metals & Mining		4,180,930
Multi-Utilities – 3.4%
Alliant Energy Corp.	17,616	1,308,516
Ameren Corp.	40,960	2,052,096
Avista Corp.	10,111	412,327
Black Hills Corp.(a)	8,140	489,458
CenterPoint Energy, Inc.	105,474	2,206,516
CMS Energy Corp.	37,987	1,612,168
Consolidated Edison, Inc.	51,758	3,965,698
Dominion Resources, Inc.	98,265	7,381,667
DTE Energy Co.	27,673	2,508,834
MDU Resources Group, Inc.	35,521	691,239
NiSource, Inc.	43,855	1,033,224
NorthWestern Corp.	7,162	442,254
Public Service Enterprise Group, Inc.	87,944	4,145,680
SCANA Corp.	22,295	1,563,994
TECO Energy, Inc.	33,112	911,573
Unitil Corp.	2,829	120,204
Vectren Corp.	13,614	688,324
WEC Energy Group, Inc.	49,141	2,951,900

Total Multi-Utilities		34,485,672

See Notes to Financial Statements.

32	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree High Dividend Fund (DHS)

March 31, 2016

Investments	Shares	Value

Multiline Retail – 1.0%
Kohl’s Corp.	31,299	$1,458,846
Macy’s, Inc.	50,866	2,242,682
Target Corp.	79,263	6,521,760

Total Multiline Retail		10,223,288
Oil, Gas & Consumable Fuels – 14.5%
Alon USA Energy, Inc.	10,872	112,199
Chevron Corp.	385,153	36,743,597
ConocoPhillips	313,557	12,626,940
CVR Energy, Inc.	17,582	458,890
Evolution Petroleum Corp.	8,699	42,277
Exxon Mobil Corp.	627,126	52,421,462
Kinder Morgan, Inc.	1,129,487	20,172,638
Murphy Oil Corp.	44,219	1,113,877
Occidental Petroleum Corp.	143,308	9,806,566
ONEOK, Inc.	104,659	3,125,118
PBF Energy, Inc. Class A	13,400	444,880
SemGroup Corp. Class A	11,808	264,499
Spectra Energy Corp.	180,452	5,521,831
Targa Resources Corp.	29,739	888,007
Western Refining, Inc.	15,197	442,081
Williams Cos., Inc. (The)	299,473	4,812,531

Total Oil, Gas & Consumable Fuels		148,997,393
Paper & Forest Products – 0.0%
Schweitzer-Mauduit International, Inc.	5,176	162,941
Personal Products – 0.0%
Nu Skin Enterprises, Inc. Class A(a)	9,834	376,151
Pharmaceuticals – 4.7%
Innoviva, Inc.(a)	50,579	636,790
Merck & Co., Inc.	407,416	21,556,381
Pfizer, Inc.	891,354	26,419,732

Total Pharmaceuticals		48,612,903
Real Estate Investment Trusts (REITs) – 12.1%
Acadia Realty Trust	9,107	319,929
Agree Realty Corp.	4,195	161,382
Alexander’s, Inc.	796	302,918
Alexandria Real Estate Equities, Inc.	10,329	938,803
American Campus Communities, Inc.	19,464	916,560
Apartment Investment & Management Co. Class A	20,702	865,758
Apple Hospitality REIT, Inc.(a)	45,134	894,105
Armada Hoffler Properties, Inc.	7,672	86,310
Ashford Hospitality Trust, Inc.	30,435	194,175
Bluerock Residential Growth REIT, Inc.	8,240	89,651
Brandywine Realty Trust	34,405	482,702
Brixmor Property Group, Inc.	48,977	1,254,791
Camden Property Trust	13,345	1,122,181
CareTrust REIT, Inc.	11,440	145,288
CatchMark Timber Trust, Inc. Class A	6,951	75,279
CBL & Associates Properties, Inc.	59,334	706,075
Chatham Lodging Trust	8,887	190,448

Chesapeake Lodging Trust	14,957	395,762
Colony Starwood Homes	5,293	131,002
Columbia Property Trust, Inc.	26,035	572,510
Communications Sales & Leasing, Inc.	79,693	1,773,169
CorEnergy Infrastructure Trust, Inc.(a)	8,677	174,494
CoreSite Realty Corp.	3,884	271,919
Corporate Office Properties Trust	19,578	513,727
Corrections Corp. of America	41,772	1,338,793
Cousins Properties, Inc.	30,504	316,631
Crown Castle International Corp.	57,626	4,984,649
CyrusOne, Inc.	9,515	434,360
DCT Industrial Trust, Inc.	11,601	457,891
DDR Corp.	63,796	1,134,931
DiamondRock Hospitality Co.	39,167	396,370
Digital Realty Trust, Inc.	29,449	2,605,942
Duke Realty Corp.	49,839	1,123,371
DuPont Fabros Technology, Inc.	14,307	579,863
Easterly Government Properties, Inc.	4,643	85,988
EastGroup Properties, Inc.	5,815	351,052
Education Realty Trust, Inc.	9,700	403,520
EPR Properties	16,010	1,066,586
Equity One, Inc.	18,135	519,749
Extra Space Storage, Inc.	14,123	1,319,936
First Potomac Realty Trust	14,052	127,311
Franklin Street Properties Corp.	32,119	340,783
Gaming and Leisure Properties, Inc.	38,023	1,175,671
Geo Group, Inc. (The)	28,643	993,053
Getty Realty Corp.	7,770	154,079
Gladstone Commercial Corp.	9,583	156,970
Global Net Lease, Inc.	57,708	493,980
Government Properties Income Trust	31,546	563,096
Gramercy Property Trust	37,088	313,394
HCP, Inc.	121,771	3,967,299
Healthcare Realty Trust, Inc.	18,381	567,789
Healthcare Trust of America, Inc. Class A	23,531	692,282
Hersha Hospitality Trust	9,615	205,184
Highwoods Properties, Inc.	15,975	763,765
Hospitality Properties Trust	47,946	1,273,446
Host Hotels & Resorts, Inc.	156,959	2,621,215
Independence Realty Trust, Inc.	18,973	135,088
InfraREIT, Inc.	7,975	135,974
Investors Real Estate Trust	37,991	275,815
Iron Mountain, Inc.	63,250	2,144,807
Kimco Realty Corp.	69,504	2,000,325
Kite Realty Group Trust	15,231	422,051
Lamar Advertising Co. Class A	16,336	1,004,664
LaSalle Hotel Properties	32,396	819,943
Lexington Realty Trust(a)	80,654	693,624
Liberty Property Trust	35,924	1,202,017
LTC Properties, Inc.	7,529	340,612
Macerich Co. (The)	23,089	1,829,572
Medical Properties Trust, Inc.	76,726	995,903
Mid-America Apartment Communities, Inc.	10,874	1,111,432

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	33

Schedule of Investments (continued)

WisdomTree High Dividend Fund (DHS)

March 31, 2016

Investments	Shares	Value

Monmouth Real Estate Investment Corp. Class A(a)	16,711	$198,694
National Health Investors, Inc.	8,711	579,456
National Retail Properties, Inc.	25,823	1,193,023
National Storage Affiliates Trust	4,574	96,969
New Senior Investment Group, Inc.	40,973	422,022
New York REIT, Inc.	26,978	272,478
NexPoint Residential Trust, Inc.	5,726	74,953
NorthStar Realty Finance Corp.	102,894	1,349,969
Omega Healthcare Investors, Inc.	51,945	1,833,658
One Liberty Properties, Inc.	4,515	101,181
Outfront Media, Inc.	35,954	758,629
Parkway Properties, Inc.	22,936	359,178
Pebblebrook Hotel Trust	12,250	356,107
Pennsylvania Real Estate Investment Trust	12,228	267,182
Physicians Realty Trust	20,177	374,889
Piedmont Office Realty Trust, Inc. Class A	26,876	545,852
Post Properties, Inc.	6,781	405,097
Potlatch Corp.	8,092	254,898
Preferred Apartment Communities, Inc. Class A	5,883	74,596
Prologis, Inc.	83,522	3,690,002
Public Storage	20,101	5,544,459
QTS Realty Trust, Inc. Class A	5,299	251,067
Ramco-Gershenson Properties Trust	17,216	310,404
Rayonier, Inc.	22,580	557,274
Realty Income Corp.	48,435	3,027,672
Regency Centers Corp.	11,533	863,245
Retail Opportunity Investments Corp.	17,040	342,845
Retail Properties of America, Inc. Class A	44,412	703,930
Rexford Industrial Realty, Inc.	7,726	140,304
RLJ Lodging Trust	30,216	691,342
Rouse Properties, Inc.	11,866	218,097
Ryman Hospitality Properties, Inc.	11,670	600,772
Sabra Health Care REIT, Inc.	21,744	436,837
Saul Centers, Inc.	2,878	152,592
Select Income REIT	38,556	888,716
Senior Housing Properties Trust	109,606	1,960,851
Silver Bay Realty Trust Corp.	4,479	66,513
Simon Property Group, Inc.	44,305	9,201,705
Sovran Self Storage, Inc.	5,223	616,053
Spirit Realty Capital, Inc.	122,965	1,383,356
STAG Industrial, Inc.	20,920	425,931
STORE Capital Corp.	25,167	651,322
Summit Hotel Properties, Inc.	13,837	165,629
Sun Communities, Inc.	9,247	662,178
Tanger Factory Outlet Centers, Inc.	14,177	515,901
Taubman Centers, Inc.	7,715	549,539
Terreno Realty Corp.	6,071	142,365
Tier REIT, Inc.	9,201	123,661
UDR, Inc.	33,401	1,286,941
UMH Properties, Inc.	8,571	85,024
Universal Health Realty Income Trust	3,191	179,494
Urban Edge Properties	14,759	381,373
Urstadt Biddle Properties, Inc. Class A	6,516	136,510

Ventas, Inc.	79,787	5,023,389
VEREIT, Inc.	254,005	2,253,024
W.P. Carey, Inc.	27,933	1,738,550
Washington Real Estate Investment Trust	12,439	363,343
Weingarten Realty Investors	20,946	785,894
Welltower, Inc.	76,422	5,299,101
Weyerhaeuser Co.	128,064	3,967,423
Whitestone REIT	11,061	139,037
WP GLIMCHER, Inc.	73,751	699,897
Xenia Hotels & Resorts, Inc.	27,495	429,472

Total Real Estate Investment Trusts (REITs)		124,391,579
Semiconductors & Semiconductor Equipment – 1.7%
Brooks Automation, Inc.	9,936	103,334
Intersil Corp. Class A	19,853	265,435
KLA-Tencor Corp.	19,669	1,432,100
Maxim Integrated Products, Inc.	37,349	1,373,696
Microchip Technology, Inc.	26,851	1,294,218
QUALCOMM, Inc.	251,105	12,841,510

Total Semiconductors & Semiconductor Equipment		17,310,293
Software – 0.4%
American Software, Inc. Class A	4,267	38,403
CA, Inc.	66,946	2,061,267
Symantec Corp.	85,194	1,565,866

Total Software		3,665,536
Specialty Retail – 0.6%
Abercrombie & Fitch Co. Class A	8,208	258,880
American Eagle Outfitters, Inc.(a)	25,927	432,203
Barnes & Noble, Inc.	20,134	248,856
Big 5 Sporting Goods Corp.	3,121	34,674
Cato Corp. (The) Class A	3,528	136,004
DSW, Inc. Class A	10,832	299,397
GameStop Corp. Class A(a)	20,761	658,747
Gap, Inc. (The)	59,332	1,744,361
Guess?, Inc.	16,133	302,816
Pier 1 Imports, Inc.	16,277	114,102
Rent-A-Center, Inc.	13,199	209,204
Stage Stores, Inc.	9,625	77,578
Staples, Inc.	134,589	1,484,517
Stein Mart, Inc.	7,780	57,027
Tailored Brands, Inc.	9,396	168,188

Total Specialty Retail		6,226,554
Technology Hardware, Storage & Peripherals – 0.6%
Diebold, Inc.	9,683	279,935
HP, Inc.	302,433	3,725,974
Lexmark International, Inc. Class A	11,099	371,040
Western Digital Corp.	30,828	1,456,315

Total Technology Hardware, Storage & Peripherals		5,833,264
Textiles, Apparel & Luxury Goods – 0.2%
Coach, Inc.	51,170	2,051,405

See Notes to Financial Statements.

34	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree High Dividend Fund (DHS)

March 31, 2016

Investments	Shares	Value

Thrifts & Mortgage Finance – 0.3%
Dime Community Bancshares, Inc.	4,993	$87,977
Fox Chase Bancorp, Inc.	1,308	25,270
New York Community Bancorp, Inc.	124,102	1,973,222
Northwest Bancshares, Inc.	18,680	252,367
Oritani Financial Corp.	8,112	137,660
Provident Financial Services, Inc.	9,330	188,373
TrustCo Bank Corp.	19,014	115,225
United Financial Bancorp, Inc.	7,598	95,659

Total Thrifts & Mortgage Finance		2,875,753
Tobacco – 5.9%
Altria Group, Inc.	324,414	20,327,781
Philip Morris International, Inc.	302,674	29,695,346
Reynolds American, Inc.	190,737	9,595,978
Universal Corp.	3,750	213,038
Vector Group Ltd.(a)	33,394	762,719

Total Tobacco		60,594,862
Trading Companies & Distributors – 0.1%
GATX Corp.	6,268	297,730
H&E Equipment Services, Inc.	9,735	170,654
TAL International Group, Inc.*	15,024	231,971

Total Trading Companies & Distributors		700,355
Transportation Infrastructure – 0.2%
Macquarie Infrastructure Corp.	22,427	1,512,477
Water Utilities – 0.0%
Artesian Resources Corp. Class A	1,169	32,685
Connecticut Water Service, Inc.	1,260	56,826
Middlesex Water Co.	2,192	67,623

Total Water Utilities		157,134
TOTAL COMMON STOCKS (Cost: $943,590,587)		1,019,015,459
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree Total Dividend Fund(a)(b) (Cost: $3,445,080)	49,657	3,686,039
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $10,967,234)(d)	10,967,234	10,967,234
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $958,002,901)		1,033,668,732
Liabilities in Excess of Cash and Other Assets – (0.8)%		(8,306,337)

NET ASSETS – 100.0%		$1,025,362,395
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $11,767,064 and the total market value of the collateral held by the Fund was $12,070,235. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,103,001.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	35

Schedule of Investments

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 2.9%
Boeing Co. (The)	74,573	$9,466,297
General Dynamics Corp.	28,121	3,694,256
Honeywell International, Inc.	82,361	9,228,550
Lockheed Martin Corp.	41,345	9,157,917
Northrop Grumman Corp.	14,181	2,806,420
Raytheon Co.	28,673	3,516,170
Rockwell Collins, Inc.	9,163	844,920
Textron, Inc.	1,919	69,967
United Technologies Corp.	107,542	10,764,954

Total Aerospace & Defense		49,549,451
Air Freight & Logistics – 0.6%
FedEx Corp.	8,324	1,354,481
United Parcel Service, Inc. Class B	92,168	9,720,959

Total Air Freight & Logistics		11,075,440
Airlines – 0.2%
American Airlines Group, Inc.	26,527	1,087,872
Delta Air Lines, Inc.	37,054	1,803,789
Southwest Airlines Co.	20,130	901,824

Total Airlines		3,793,485
Auto Components – 0.2%
Johnson Controls, Inc.	81,266	3,166,936
Automobiles – 1.1%
Ford Motor Co.	757,690	10,228,815
General Motors Co.	286,985	9,019,939

Total Automobiles		19,248,754
Banks – 5.2%
Bank of America Corp.	551,083	7,450,642
BB&T Corp.	99,517	3,310,931
Citigroup, Inc.	49,687	2,074,432
Citizens Financial Group, Inc.	33,783	707,754
Fifth Third Bancorp	95,100	1,587,219
JPMorgan Chase & Co.	445,257	26,368,120
KeyCorp	86,789	958,151
M&T Bank Corp.	17,769	1,972,359
PNC Financial Services Group, Inc. (The)	50,044	4,232,221
Regions Financial Corp.	147,634	1,158,927
SunTrust Banks, Inc.	51,618	1,862,377
U.S. Bancorp	187,810	7,623,208
Wells Fargo & Co.	634,037	30,662,029

Total Banks		89,968,370
Beverages – 3.0%
Brown-Forman Corp. Class B	7,802	768,263
Coca-Cola Co. (The)	598,201	27,750,544
Coca-Cola Enterprises, Inc.	21,580	1,094,969
Constellation Brands, Inc. Class A	6,267	946,881
Dr. Pepper Snapple Group, Inc.	18,426	1,647,653
Molson Coors Brewing Co. Class B	13,374	1,286,311
PepsiCo, Inc.	184,630	18,920,883

Total Beverages		52,415,504

Biotechnology – 2.2%
AbbVie, Inc.	304,037	$17,366,594
Amgen, Inc.	67,629	10,139,616
Baxalta, Inc.	20,451	826,220
Gilead Sciences, Inc.	109,472	10,056,098

Total Biotechnology		38,388,528
Capital Markets – 1.7%
Ameriprise Financial, Inc.	19,124	1,797,847
Bank of New York Mellon Corp. (The)	81,878	3,015,567
BlackRock, Inc.	19,359	6,593,095
Charles Schwab Corp. (The)	45,553	1,276,395
Franklin Resources, Inc.	44,908	1,753,657
Goldman Sachs Group, Inc. (The)	27,462	4,310,985
Morgan Stanley	156,642	3,917,616
Northern Trust Corp.	21,354	1,391,640
State Street Corp.	36,076	2,111,168
T. Rowe Price Group, Inc.	31,826	2,337,938
TD Ameritrade Holding Corp.	47,550	1,499,251

Total Capital Markets		30,005,159
Chemicals – 2.0%
Air Products & Chemicals, Inc.	23,714	3,416,002
CF Industries Holdings, Inc.	30,106	943,522
Dow Chemical Co. (The)	176,814	8,992,760
E.I. du Pont de Nemours & Co.	84,104	5,325,465
Eastman Chemical Co.	15,456	1,116,387
Ecolab, Inc.	15,415	1,719,081
Monsanto Co.	43,995	3,860,121
Mosaic Co. (The)	53,216	1,436,832
PPG Industries, Inc.	17,178	1,915,175
Praxair, Inc.	33,729	3,860,284
Sherwin-Williams Co. (The)	4,216	1,200,169

Total Chemicals		33,785,798
Commercial Services & Supplies – 0.3%
Republic Services, Inc.	43,897	2,091,692
Waste Management, Inc.	60,267	3,555,753

Total Commercial Services & Supplies		5,647,445
Communications Equipment – 1.3%
Cisco Systems, Inc.	716,889	20,409,830
Juniper Networks, Inc.	21,510	548,720
Motorola Solutions, Inc.	19,822	1,500,525

Total Communications Equipment		22,459,075
Construction Materials – 0.0%
Vulcan Materials Co.	2,312	244,078
Consumer Finance – 0.6%
American Express Co.	71,704	4,402,626
Capital One Financial Corp.	51,482	3,568,217
Discover Financial Services	39,310	2,001,665

Total Consumer Finance		9,972,508
Containers & Packaging – 0.3%
International Paper Co.	86,114	3,534,119
WestRock Co.	35,678	1,392,512

Total Containers & Packaging		4,926,631

See Notes to Financial Statements.

36	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2016

Investments	Shares	Value

Distributors – 0.1%
Genuine Parts Co.	19,030	$1,890,821
Diversified Financial Services – 0.4%
CME Group, Inc.	32,865	3,156,683
Intercontinental Exchange, Inc.	6,088	1,431,532
McGraw Hill Financial, Inc.	17,177	1,700,180
Moody’s Corp.	12,641	1,220,615

Total Diversified Financial Services		7,509,010
Diversified Telecommunication Services – 6.7%
AT&T, Inc.	1,539,900	60,317,883
CenturyLink, Inc.	211,195	6,749,792
Verizon Communications, Inc.	906,225	49,008,648

Total Diversified Telecommunication Services		116,076,323
Electric Utilities – 3.9%
American Electric Power Co., Inc.	88,386	5,868,830
Duke Energy Corp.	147,756	11,920,954
Edison International	39,792	2,860,647
Entergy Corp.	39,998	3,171,041
Eversource Energy	47,726	2,784,335
Exelon Corp.	194,504	6,974,913
FirstEnergy Corp.	84,900	3,053,853
NextEra Energy, Inc.	63,712	7,539,678
PG&E Corp.	76,930	4,594,260
PPL Corp.	137,256	5,225,336
Southern Co. (The)	195,520	10,114,250
Xcel Energy, Inc.	82,588	3,453,830

Total Electric Utilities		67,561,927
Electrical Equipment – 0.5%
AMETEK, Inc.	8,225	411,086
Emerson Electric Co.	118,974	6,469,806
Rockwell Automation, Inc.	17,126	1,948,082

Total Electrical Equipment		8,828,974
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	14,586	843,363
Corning, Inc.	132,252	2,762,744

Total Electronic Equipment, Instruments & Components		3,606,107
Energy Equipment & Services – 0.4%
Baker Hughes, Inc.	27,332	1,197,961
Halliburton Co.	74,550	2,662,926
National Oilwell Varco, Inc.	93,396	2,904,616

Total Energy Equipment & Services		6,765,503
Food & Staples Retailing – 3.2%
Costco Wholesale Corp.	19,670	3,099,599
CVS Health Corp.	72,637	7,534,636
Kroger Co. (The)	45,494	1,740,145
Sysco Corp.	76,941	3,595,453
Wal-Mart Stores, Inc.	466,262	31,934,284
Walgreens Boots Alliance, Inc.	84,545	7,122,071

Total Food & Staples Retailing		55,026,188

Food Products – 2.4%
Archer-Daniels-Midland Co.	87,106	$3,162,819
Campbell Soup Co.	33,437	2,132,946
ConAgra Foods, Inc.	49,977	2,229,974
General Mills, Inc.	80,777	5,117,223
Hershey Co. (The)	18,370	1,691,693
Hormel Foods Corp.	35,690	1,543,236
J.M. Smucker Co. (The)	12,005	1,558,729
Kellogg Co.	45,437	3,478,202
Kraft Heinz Co. (The)	176,624	13,875,582
Mead Johnson Nutrition Co.	18,067	1,535,153
Mondelez International, Inc. Class A	112,793	4,525,255
Tyson Foods, Inc. Class A	14,709	980,502

Total Food Products		41,831,314
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	143,437	5,999,970
Baxter International, Inc.	32,001	1,314,601
Becton, Dickinson and Co.	15,997	2,428,664
C.R. Bard, Inc.	1,843	373,521
St. Jude Medical, Inc.	23,366	1,285,130
Stryker Corp.	25,103	2,693,301
Zimmer Biomet Holdings, Inc.	7,810	832,780

Total Health Care Equipment & Supplies		14,927,967
Health Care Providers & Services – 1.1%
Aetna, Inc.	15,297	1,718,618
AmerisourceBergen Corp.	12,440	1,076,682
Anthem, Inc.	20,868	2,900,443
Cardinal Health, Inc.	26,459	2,168,315
Cigna Corp.	389	53,387
Humana, Inc.	4,660	852,547
McKesson Corp.	5,881	924,787
UnitedHealth Group, Inc.	72,297	9,319,083
Universal Health Services, Inc. Class B	1,283	160,016

Total Health Care Providers & Services		19,173,878
Hotels, Restaurants & Leisure – 2.3%
Hilton Worldwide Holdings, Inc.	52,181	1,175,116
Las Vegas Sands Corp.	221,412	11,442,572
Marriott International, Inc. Class A(a)	16,640	1,184,435
McDonald’s Corp.	124,303	15,622,401
Starbucks Corp.	88,446	5,280,226
Starwood Hotels & Resorts Worldwide, Inc.	16,015	1,336,132
Yum! Brands, Inc.	49,375	4,041,344

Total Hotels, Restaurants & Leisure		40,082,226
Household Durables – 0.2%
D.R. Horton, Inc.	14,556	440,028
Newell Rubbermaid, Inc.	18,318	811,304
Whirlpool Corp.	8,327	1,501,691

Total Household Durables		2,753,023
Household Products – 2.9%
Church & Dwight Co., Inc.	9,989	920,786
Clorox Co. (The)	14,446	1,821,063
Colgate-Palmolive Co.	92,308	6,521,560

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	37

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2016

Investments	Shares	Value

Kimberly-Clark Corp.	47,689	$6,414,647
Procter & Gamble Co. (The)	408,484	33,622,318

Total Household Products		49,300,374
Industrial Conglomerates – 3.2%
3M Co.	72,177	12,026,853
Danaher Corp.	17,100	1,622,106
General Electric Co.	1,267,611	40,297,354
Roper Technologies, Inc.	2,462	449,980

Total Industrial Conglomerates		54,396,293
Insurance – 2.1%
Aflac, Inc.	52,705	3,327,794
Allstate Corp. (The)	33,481	2,255,615
American International Group, Inc.	103,492	5,593,743
Hartford Financial Services Group, Inc. (The)	35,259	1,624,735
Lincoln National Corp.	21,306	835,195
Loews Corp.	10,820	413,973
Marsh & McLennan Cos., Inc.	52,014	3,161,931
MetLife, Inc.	154,729	6,798,792
Principal Financial Group, Inc.	43,084	1,699,664
Progressive Corp. (The)	57,831	2,032,181
Prudential Financial, Inc.	69,243	5,000,730
Travelers Cos., Inc. (The)	30,375	3,545,066

Total Insurance		36,289,419
Internet & Catalog Retail – 0.0%
Expedia, Inc.	3,491	376,400
IT Services – 2.5%
Automatic Data Processing, Inc.	52,414	4,702,060
Fidelity National Information Services, Inc.	21,356	1,352,048
International Business Machines Corp.	165,198	25,019,237
MasterCard, Inc. Class A	32,198	3,042,711
Paychex, Inc.	52,263	2,822,725
Visa, Inc. Class A	63,865	4,884,395
Xerox Corp.	123,209	1,375,013

Total IT Services		43,198,189
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	16,893	673,186
Thermo Fisher Scientific, Inc.	8,148	1,153,675

Total Life Sciences Tools & Services		1,826,861
Machinery – 1.5%
Caterpillar, Inc.	121,177	9,274,888
Cummins, Inc.	35,137	3,862,962
Deere & Co.	45,700	3,518,443
Illinois Tool Works, Inc.	38,742	3,968,730
PACCAR, Inc.	30,450	1,665,310
Parker-Hannifin Corp.	15,761	1,750,732
Stanley Black & Decker, Inc.	14,198	1,493,772

Total Machinery		25,534,837
Media – 2.3%
CBS Corp. Class B Non-Voting Shares	24,654	1,358,189
Comcast Corp. Class A	186,254	11,376,394
Omnicom Group, Inc.	29,390	2,446,130

Time Warner Cable, Inc.	21,073	$4,311,957
Time Warner, Inc.	75,951	5,510,245
Twenty-First Century Fox, Inc. Class A	54,879	1,530,027
Twenty-First Century Fox, Inc. Class B	36,225	1,021,545
Viacom, Inc. Class B	56,816	2,345,364
Walt Disney Co. (The)	89,494	8,887,649

Total Media		38,787,500
Metals & Mining – 0.2%
Alcoa, Inc.	75,193	720,349
Nucor Corp.	51,722	2,446,451

Total Metals & Mining		3,166,800
Multi-Utilities – 1.6%
Ameren Corp.	44,929	2,250,943
Consolidated Edison, Inc.	55,408	4,245,361
Dominion Resources, Inc.	105,361	7,914,718
DTE Energy Co.	29,808	2,702,393
Public Service Enterprise Group, Inc.	93,332	4,399,670
Sempra Energy	32,973	3,430,841
WEC Energy Group, Inc.	52,955	3,181,007

Total Multi-Utilities		28,124,933
Multiline Retail – 0.6%
Dollar General Corp.	15,096	1,292,218
Macy’s, Inc.	55,772	2,458,987
Target Corp.	85,389	7,025,807

Total Multiline Retail		10,777,012
Oil, Gas & Consumable Fuels – 10.4%
Anadarko Petroleum Corp.	47,215	2,198,802
Apache Corp.	37,837	1,846,824
Chevron Corp.	410,394	39,151,589
Cimarex Energy Co.	2,418	235,199
ConocoPhillips	335,969	13,529,472
Devon Energy Corp.	50,252	1,378,915
EOG Resources, Inc.	21,655	1,571,720
Exxon Mobil Corp.	722,137	60,363,432
Hess Corp.	24,490	1,289,398
Kinder Morgan, Inc.	1,204,344	21,509,584
Marathon Oil Corp.	47,666	530,999
Marathon Petroleum Corp.	61,634	2,291,552
Noble Energy, Inc.	40,217	1,263,216
Occidental Petroleum Corp.	152,013	10,402,249
Phillips 66	64,276	5,565,659
Pioneer Natural Resources Co.	430	60,518
Spectra Energy Corp.	193,680	5,926,608
Tesoro Corp.	9,901	851,585
Valero Energy Corp.	62,230	3,991,432
Williams Cos., Inc. (The)	316,153	5,080,579

Total Oil, Gas & Consumable Fuels		179,039,332
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	14,151	1,334,581

See Notes to Financial Statements.

38	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2016

Investments	Shares	Value

Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	161,449	$10,313,362
Eli Lilly & Co.	117,736	8,478,169
Johnson & Johnson	360,645	39,021,789
Merck & Co., Inc.	435,692	23,052,464
Pfizer, Inc.	949,406	28,140,394
Zoetis, Inc.	16,174	716,993

Total Pharmaceuticals		109,723,171
Professional Services – 0.0%
Equifax, Inc.	5,023	574,079
Real Estate Investment Trusts (REITs) – 4.4%
American Tower Corp.	37,074	3,795,265
AvalonBay Communities, Inc.	17,441	3,317,278
Boston Properties, Inc.	14,396	1,829,444
Crown Castle International Corp.	62,051	5,367,411
Equinix, Inc.	6,446	2,131,757
Equity Residential	46,439	3,484,318
Essex Property Trust, Inc.	7,421	1,735,475
General Growth Properties, Inc.	113,156	3,364,128
HCP, Inc.	131,417	4,281,566
Host Hotels & Resorts, Inc.	163,252	2,726,308
Kimco Realty Corp.	76,183	2,192,547
Macerich Co. (The)	24,517	1,942,727
Prologis, Inc.	87,619	3,871,007
Public Storage	21,676	5,978,891
Realty Income Corp.(a)	50,249	3,141,065
Simon Property Group, Inc.	47,517	9,868,806
SL Green Realty Corp.	9,298	900,790
Ventas, Inc.	86,003	5,414,749
Vornado Realty Trust	22,034	2,080,671
Welltower, Inc.	82,058	5,689,902
Weyerhaeuser Co.	90,515	2,804,155

Total Real Estate Investment Trusts (REITs)		75,918,260
Road & Rail – 0.9%
CSX Corp.	121,805	3,136,479
Norfolk Southern Corp.	34,530	2,874,622
Union Pacific Corp.	107,472	8,549,398

Total Road & Rail		14,560,499
Semiconductors & Semiconductor Equipment – 3.0%
Analog Devices, Inc.	39,117	2,315,335
Applied Materials, Inc.	113,500	2,403,930
Intel Corp.	582,715	18,850,830
Lam Research Corp.	10,266	847,972
Linear Technology Corp.	29,173	1,299,949
Maxim Integrated Products, Inc.	38,009	1,397,971
NVIDIA Corp.	35,717	1,272,597
QUALCOMM, Inc.	268,451	13,728,584
Skyworks Solutions, Inc.	10,173	792,477
Texas Instruments, Inc.	121,781	6,992,665
Xilinx, Inc.	30,728	1,457,429

Total Semiconductors & Semiconductor Equipment		51,359,739

Software – 4.1%
Activision Blizzard, Inc.	21,832	$738,795
CA, Inc.	72,253	2,224,670
Intuit, Inc.	14,704	1,529,363
Microsoft Corp.	939,799	51,905,098
Oracle Corp.	303,458	12,414,467
Symantec Corp.	90,203	1,657,931

Total Software		70,470,324
Specialty Retail – 1.6%
Advance Auto Parts, Inc.	553	88,668
Best Buy Co., Inc.	45,625	1,480,075
Gap, Inc. (The)	61,617	1,811,540
Home Depot, Inc. (The)	101,312	13,518,060
L Brands, Inc.	26,079	2,289,997
Lowe’s Cos., Inc.	61,662	4,670,897
Ross Stores, Inc.	16,281	942,670
TJX Cos., Inc. (The)	35,437	2,776,489
Tractor Supply Co.	4,831	437,012

Total Specialty Retail		28,015,408
Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	452,579	49,326,585
EMC Corp.	153,367	4,087,231
HP, Inc.	315,743	3,889,954
Western Digital Corp.	31,547	1,490,280

Total Technology Hardware, Storage & Peripherals		58,794,050
Textiles, Apparel & Luxury Goods – 0.4%
Hanesbrands, Inc.	23,396	663,043
NIKE, Inc. Class B	61,242	3,764,546
VF Corp.	43,923	2,844,453

Total Textiles, Apparel & Luxury Goods		7,272,042
Tobacco – 3.7%
Altria Group, Inc.	345,985	21,679,420
Philip Morris International, Inc.	322,463	31,636,845
Reynolds American, Inc.	204,481	10,287,439

Total Tobacco		63,603,704
Trading Companies & Distributors – 0.2%
Fastenal Co.(a)	36,075	1,767,675
W.W. Grainger, Inc.(a)	6,722	1,569,116

Total Trading Companies & Distributors		3,336,791
TOTAL COMMON STOCKS (Cost: $1,592,645,741)		1,716,461,021
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree Total Dividend Fund(a)(b) (Cost: $5,058,055)	73,272	5,438,981

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	39

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2016

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $7,428,445)(d)	7,428,445	$7,428,445
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $1,605,132,241)		1,729,328,447
Liabilities in Excess of Cash and Other Assets – (0.2)%		(4,069,362)

NET ASSETS – 100.0%		$1,725,259,085
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $7,272,171 and the total market value of the collateral held by the Fund was $7,428,445.

See Notes to Financial Statements.

40	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree LargeCap Value Fund (EZY)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 7.4%
Boeing Co. (The)	28,685	$3,641,274
BWX Technologies, Inc.	1,188	39,869
Huntington Ingalls Industries, Inc.	2,556	350,019
Lockheed Martin Corp.	12,411	2,749,037
Northrop Grumman Corp.	6,597	1,305,546
Orbital ATK, Inc.	1,631	141,799
Raytheon Co.	12,321	1,510,924
Spirit AeroSystems Holdings, Inc. Class A*	10,474	475,101

Total Aerospace & Defense		10,213,569
Airlines – 3.1%
Alaska Air Group, Inc.	6,377	523,042
Allegiant Travel Co.	698	124,286
Delta Air Lines, Inc.	38,888	1,893,068
Hawaiian Holdings, Inc.*	2,854	134,680
JetBlue Airways Corp.*	16,449	347,403
Southwest Airlines Co.	28,603	1,281,414

Total Airlines		4,303,893
Auto Components – 2.0%
Cooper Tire & Rubber Co.	3,520	130,310
Goodyear Tire & Rubber Co. (The)	60,861	2,007,196
Lear Corp.	4,312	479,365
Tenneco, Inc.*	3,211	165,399
Visteon Corp.	224	17,828

Total Auto Components		2,800,098
Automobiles – 1.9%
General Motors Co.	79,992	2,514,149
Thor Industries, Inc.	2,425	154,642

Total Automobiles		2,668,791
Banks – 0.8%
BancorpSouth, Inc.	3,999	85,219
First Horizon National Corp.	9,286	121,647
First Niagara Financial Group, Inc.	14,167	137,137
Fulton Financial Corp.	7,831	104,779
Hilltop Holdings, Inc.*	7,657	144,564
PrivateBancorp, Inc.	2,812	108,543
Synovus Financial Corp.	4,702	135,935
Webster Financial Corp.	3,566	128,019
Wintrust Financial Corp.	2,157	95,641

Total Banks		1,061,484
Beverages – 1.2%
Coca-Cola Enterprises, Inc.	7,792	395,366
Constellation Brands, Inc. Class A	4,838	730,973
Dr. Pepper Snapple Group, Inc.	5,538	495,208
National Beverage Corp.*	746	31,571

Total Beverages		1,653,118
Biotechnology – 0.0%
Insys Therapeutics, Inc.*(a)	1,185	18,948

Building Products – 0.5%
A.O. Smith Corp.	2,420	$184,670
Fortune Brands Home & Security, Inc.	3,170	177,647
Lennox International, Inc.	1,183	159,930
Owens Corning	3,612	170,775

Total Building Products		693,022
Capital Markets – 0.2%
E*TRADE Financial Corp.*	5,237	128,254
Evercore Partners, Inc. Class A	617	31,930
Interactive Brokers Group, Inc. Class A	619	24,339
LPL Financial Holdings, Inc.(a)	3,083	76,458

Total Capital Markets		260,981
Chemicals – 2.7%
Airgas, Inc.	1,843	261,042
Celanese Corp. Series A	4,972	325,666
Chemtura Corp.*	11,005	290,532
Dow Chemical Co. (The)	51,666	2,627,733
Scotts Miracle-Gro Co. (The) Class A	1,669	121,453
Sensient Technologies Corp.	1,278	81,102

Total Chemicals		3,707,528
Commercial Services & Supplies – 1.1%
Cintas Corp.	3,073	275,986
Healthcare Services Group, Inc.	1,188	43,730
R.R. Donnelley & Sons Co.	6,781	111,209
Republic Services, Inc.	9,897	471,592
Waste Management, Inc.	10,121	597,139

Total Commercial Services & Supplies		1,499,656
Communications Equipment – 0.4%
CommScope Holding Co., Inc.*	1,187	33,141
Harris Corp.	2,947	229,453
Infinera Corp.*(a)	1,586	25,471
Juniper Networks, Inc.	11,968	305,304

Total Communications Equipment		593,369
Construction & Engineering – 0.3%
Dycom Industries, Inc.*	699	45,204
EMCOR Group, Inc.	2,377	115,522
Jacobs Engineering Group, Inc.*	5,845	254,550

Total Construction & Engineering		415,276
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	1,318	210,234
Vulcan Materials Co.	1,226	129,429

Total Construction Materials		339,663
Consumer Finance – 1.0%
Synchrony Financial*	50,213	1,439,105
Containers & Packaging – 0.9%
AptarGroup, Inc.	1,888	148,038
Avery Dennison Corp.	3,210	231,473
Bemis Co., Inc.	3,691	191,120
Graphic Packaging Holding Co.	11,620	149,317
Sealed Air Corp.	4,137	198,617

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	41

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2016

Investments	Shares	Value

Silgan Holdings, Inc.	1,941	$103,203
Sonoco Products Co.	3,519	170,918

Total Containers & Packaging		1,192,686
Distributors – 0.1%
Core-Mark Holding Co., Inc.	390	31,808
Pool Corp.	1,059	92,917

Total Distributors		124,725
Diversified Consumer Services – 0.2%
Bright Horizons Family Solutions, Inc.*	923	59,792
Graham Holdings Co. Class B	170	81,600
Service Corp. International	3,294	81,296
ServiceMaster Global Holdings, Inc.*	3,036	114,396

Total Diversified Consumer Services		337,084
Diversified Financial Services – 1.2%
Nasdaq, Inc.	4,707	312,450
Voya Financial, Inc.	43,697	1,300,860

Total Diversified Financial Services		1,613,310
Electric Utilities – 1.4%
Hawaiian Electric Industries, Inc.	3,609	116,931
PG&E Corp.	17,776	1,061,583
Xcel Energy, Inc.	19,307	807,419

Total Electric Utilities		1,985,933
Electrical Equipment – 0.1%
Acuity Brands, Inc.	657	143,318
Electronic Equipment, Instruments & Components – 1.2%
Arrow Electronics, Inc.*	5,589	359,988
Avnet, Inc.	8,838	391,523
CDW Corp.	5,859	243,149
Ingram Micro, Inc. Class A	4,180	150,104
Jabil Circuit, Inc.	8,453	162,889
SYNNEX Corp.	1,536	142,218
Tech Data Corp.*	2,116	162,445

Total Electronic Equipment, Instruments & Components		1,612,316
Energy Equipment & Services – 0.3%
Cameron International Corp.*	5,805	389,225
Food & Staples Retailing – 8.0%
Casey’s General Stores, Inc.	1,052	119,213
Costco Wholesale Corp.	10,168	1,602,273
CVS Health Corp.	36,958	3,833,653
Kroger Co. (The)	31,722	1,213,367
Rite Aid Corp.*	173,981	1,417,945
Sysco Corp.	10,555	493,235
Walgreens Boots Alliance, Inc.	28,683	2,416,256

Total Food & Staples Retailing		11,095,942
Food Products – 6.8%
B&G Foods, Inc.	1,358	47,272
Cal-Maine Foods, Inc.(a)	4,049	210,184
Campbell Soup Co.	9,234	589,037
ConAgra Foods, Inc.	14,250	635,835

Flowers Foods, Inc.	5,768	$106,477
Hormel Foods Corp.	11,658	504,092
Ingredion, Inc.	2,733	291,857
J.M. Smucker Co. (The)	2,103	273,054
Lancaster Colony Corp.	657	72,644
Mondelez International, Inc. Class A	137,194	5,504,223
Pinnacle Foods, Inc.	2,776	124,032
Snyder’s-Lance, Inc.	1,228	38,657
TreeHouse Foods, Inc.*	927	80,417
Tyson Foods, Inc. Class A	14,080	938,573

Total Food Products		9,416,354
Gas Utilities – 0.7%
AGL Resources, Inc.	4,444	289,482
Atmos Energy Corp.	3,611	268,153
New Jersey Resources Corp.	3,823	139,272
ONE Gas, Inc.	1,717	104,909
Piedmont Natural Gas Co., Inc.	1,675	100,215
WGL Holdings, Inc.	1,674	121,147

Total Gas Utilities		1,023,178
Health Care Equipment & Supplies – 0.5%
ABIOMED, Inc.*	1,059	100,404
Boston Scientific Corp.*	18,430	346,668
Cantel Medical Corp.	526	37,535
Hill-Rom Holdings, Inc.	742	37,323
Hologic, Inc.*	2,378	82,041
Integra LifeSciences Holdings Corp.*	90	6,062
Masimo Corp.*	1,321	55,271

Total Health Care Equipment & Supplies		665,304
Health Care Providers & Services – 11.0%
Aetna, Inc.	14,529	1,632,333
Amsurg Corp.*	1,011	75,421
Anthem, Inc.	13,988	1,944,192
Cardinal Health, Inc.	10,525	862,524
Centene Corp.*	5,397	332,293
Chemed Corp.	522	70,705
Cigna Corp.	10,036	1,377,341
Diplomat Pharmacy, Inc.*(a)	397	10,878
Express Scripts Holding Co.*	18,694	1,284,091
Henry Schein, Inc.*	2,157	372,363
Humana, Inc.	4,437	811,749
Laboratory Corp. of America Holdings*	2,504	293,293
LifePoint Health, Inc.*	1,456	100,828
Molina Healthcare, Inc.*	1,758	113,373
Owens & Minor, Inc.	1,664	67,259
Quest Diagnostics, Inc.	7,083	506,080
UnitedHealth Group, Inc.	35,694	4,600,957
Universal Health Services, Inc. Class B	3,875	483,290
VCA, Inc.*	2,156	124,380
WellCare Health Plans, Inc.*	1,099	101,932

Total Health Care Providers & Services		15,165,282

See Notes to Financial Statements.

42	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2016

Investments	Shares	Value

Hotels, Restaurants & Leisure – 1.7%
Aramark	4,974	$164,739
Boyd Gaming Corp.*	1,714	35,411
Churchill Downs, Inc.	180	26,618
Darden Restaurants, Inc.	3,473	230,260
Diamond Resorts International, Inc.*(a)	2,999	72,876
Pinnacle Entertainment, Inc.*	1,545	54,230
Starbucks Corp.	27,143	1,620,437
Texas Roadhouse, Inc.	1,852	80,710
Vail Resorts, Inc.	566	75,674
Wendy’s Co. (The)	3,125	34,031

Total Hotels, Restaurants & Leisure		2,394,986
Household Durables – 2.0%
CalAtlantic Group, Inc.	2,767	92,473
D.R. Horton, Inc.	16,229	490,603
Jarden Corp.*	2,986	176,025
Leggett & Platt, Inc.	4,805	232,562
Lennar Corp. Class A	10,472	506,426
Mohawk Industries, Inc.*	2,374	453,196
Newell Rubbermaid, Inc.	6,464	286,290
NVR, Inc.*	137	237,339
Tempur Sealy International, Inc.*	1,325	80,547
Toll Brothers, Inc.*	6,869	202,704

Total Household Durables		2,758,165
Insurance – 10.3%
Aflac, Inc.	26,841	1,694,741
Alleghany Corp.*	700	347,340
American Financial Group, Inc.	4,220	296,961
American International Group, Inc.	44,876	2,425,548
AmTrust Financial Services, Inc.	12,014	310,922
Assurant, Inc.	877	67,661
Cincinnati Financial Corp.	6,470	422,879
CNO Financial Group, Inc.	8,012	143,575
Erie Indemnity Co. Class A	616	57,282
First American Financial Corp.	5,415	206,366
Hanover Insurance Group, Inc. (The)	2,636	237,820
Hartford Financial Services Group, Inc. (The)	25,089	1,156,101
Kemper Corp.	1,892	55,946
Markel Corp.*	391	348,604
National General Holdings Corp.	4,619	99,724
Old Republic International Corp.	13,597	248,553
Progressive Corp. (The)	27,636	971,129
Prudential Financial, Inc.	13,152	949,838
Reinsurance Group of America, Inc.	4,446	427,928
RLI Corp.	1,456	97,348
Selective Insurance Group, Inc.	3,164	115,834
Torchmark Corp.	6,338	343,266
Travelers Cos., Inc. (The)	22,223	2,593,646
Unum Group	8,049	248,875
W.R. Berkley Corp.	5,856	329,107

Total Insurance		14,196,994

Internet & Catalog Retail – 0.2%
Expedia, Inc.	2,197	$236,881
Netflix, Inc.*	962	98,345

Total Internet & Catalog Retail		335,226
Internet Software & Services – 0.7%
eBay, Inc.*	38,067	908,279
IT Services – 1.9%
Blackhawk Network Holdings, Inc.*	613	21,026
Booz Allen Hamilton Holding Corp.	5,060	153,217
Broadridge Financial Solutions, Inc.	3,735	221,523
CACI International, Inc. Class A*	963	102,752
Computer Sciences Corp.	6,072	208,816
Convergys Corp.	5,145	142,877
DST Systems, Inc.	1,627	183,477
EPAM Systems, Inc.*	661	49,357
Euronet Worldwide, Inc.*	924	68,478
Fiserv, Inc.*	5,240	537,519
Global Payments, Inc.	2,857	186,562
Heartland Payment Systems, Inc.	349	33,703
Leidos Holdings, Inc.	1,669	83,984
Sabre Corp.	5,980	172,942
Science Applications International Corp.	1,883	100,439
Total System Services, Inc.	4,570	217,440
Vantiv, Inc. Class A*	2,247	121,068

Total IT Services		2,605,180
Leisure Products – 0.4%
Brunswick Corp.	3,782	181,460
Hasbro, Inc.	4,226	338,503

Total Leisure Products		519,963
Life Sciences Tools & Services – 0.4%
Bio-Rad Laboratories, Inc. Class A*	571	78,067
Bruker Corp.	2,117	59,276
Charles River Laboratories International, Inc.*	1,237	93,938
INC Research Holdings, Inc. Class A*	533	21,965
PAREXEL International Corp.*	1,411	88,512
PerkinElmer, Inc.	2,813	139,131
PRA Health Sciences, Inc.*	444	18,986
VWR Corp.*	3,921	106,102

Total Life Sciences Tools & Services		605,977
Machinery – 1.0%
AGCO Corp.	4,003	198,949
Oshkosh Corp.	4,133	168,916
Snap-on, Inc.	1,931	303,147
Stanley Black & Decker, Inc.	5,452	573,605
Toro Co. (The)	1,716	147,782

Total Machinery		1,392,399
Marine – 0.1%
Matson, Inc.	1,717	68,972
Media – 1.9%
Crown Media Holdings, Inc. Class A*	13,338	67,757
Interpublic Group of Cos., Inc. (The)	15,576	357,469

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	43

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2016

Investments	Shares	Value

New York Times Co. (The) Class A	3,166	$39,448
Sinclair Broadcast Group, Inc. Class A	3,914	120,356
TEGNA, Inc.	23,894	560,553
Time Warner Cable, Inc.	7,174	1,467,944

Total Media		2,613,527
Multi-Utilities – 0.6%
CMS Energy Corp.	9,725	412,729
NiSource, Inc.	8,754	206,244
TECO Energy, Inc.	5,676	156,261

Total Multi-Utilities		775,234
Multiline Retail – 1.8%
Dollar Tree, Inc.*	2,775	228,827
Target Corp.	27,141	2,233,161

Total Multiline Retail		2,461,988
Oil, Gas & Consumable Fuels – 7.2%
CVR Energy, Inc.	2,380	62,118
HollyFrontier Corp.	8,842	312,300
Marathon Petroleum Corp.	47,779	1,776,423
PDC Energy, Inc.*	137	8,145
Phillips 66	38,058	3,295,442
Tesoro Corp.	11,052	950,583
Valero Energy Corp.	48,881	3,135,227
Western Refining, Inc.	9,197	267,541
World Fuel Services Corp.	3,304	160,508

Total Oil, Gas & Consumable Fuels		9,968,287
Personal Products – 0.8%
Coty, Inc. Class A(a)	8,713	242,483
Estee Lauder Cos., Inc. (The) Class A	9,543	900,000

Total Personal Products		1,142,483
Pharmaceuticals – 0.1%
Prestige Brands Holdings, Inc.*	1,360	72,610
Professional Services – 0.5%
Equifax, Inc.	2,727	311,669
ManpowerGroup, Inc.	3,519	286,517
On Assignment, Inc.*	1,103	40,723

Total Professional Services		638,909
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A*	11,392	328,317
Jones Lang LaSalle, Inc.	1,883	220,914

Total Real Estate Management & Development		549,231
Road & Rail – 0.2%
AMERCO	753	269,054
Semiconductors & Semiconductor Equipment – 1.0%
Cirrus Logic, Inc.*	2,200	80,102
First Solar, Inc.*	7,123	487,712
Integrated Device Technology, Inc.*	3,875	79,205
Microsemi Corp.*	1,632	62,522
NVIDIA Corp.	12,583	448,332
ON Semiconductor Corp.*	10,685	102,469
Synaptics, Inc.*	836	66,663

Total Semiconductors & Semiconductor Equipment		1,327,005

Software – 1.0%
ACI Worldwide, Inc.*	2,202	$45,779
Activision Blizzard, Inc.	19,795	669,863
Electronic Arts, Inc.*	8,619	569,802
Fair Isaac Corp.	656	69,595
Pegasystems, Inc.	794	20,152

Total Software		1,375,191
Specialty Retail – 7.8%
Advance Auto Parts, Inc.	2,326	372,951
American Eagle Outfitters, Inc.(a)	6,288	104,821
Asbury Automotive Group, Inc.*	1,370	81,981
AutoNation, Inc.*	5,188	242,176
CarMax, Inc.*	7,485	382,484
Foot Locker, Inc.	5,846	377,067
Home Depot, Inc. (The)	35,516	4,738,900
Lithia Motors, Inc. Class A	1,056	92,220
Lowe’s Cos., Inc.	27,146	2,056,310
Monro Muffler Brake, Inc.	619	44,240
Murphy USA, Inc.*	2,198	135,067
O’Reilly Automotive, Inc.*	2,503	684,971
Penske Automotive Group, Inc.	5,098	193,214
Ross Stores, Inc.	12,581	728,440
Tractor Supply Co.	3,207	290,105
Ulta Salon Cosmetics & Fragrance, Inc.*	1,091	211,370

Total Specialty Retail		10,736,317
Textiles, Apparel & Luxury Goods – 2.0%
Columbia Sportswear Co.	2,552	153,350
G-III Apparel Group Ltd.*	1,716	83,895
NIKE, Inc. Class B	37,886	2,328,852
Skechers U.S.A., Inc. Class A*	5,237	159,467

Total Textiles, Apparel & Luxury Goods		2,725,564
Trading Companies & Distributors – 0.1%
Beacon Roofing Supply, Inc.*	885	36,294
Watsco, Inc.	885	119,245

Total Trading Companies & Distributors		155,539
Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.*	9,419	360,748
Telephone & Data Systems, Inc.	830	24,975
United States Cellular Corp.*	918	41,943

Total Wireless Telecommunication Services		427,666
TOTAL COMMON STOCKS (Cost: $133,486,102)		137,457,904
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Earnings 500 Fund(b)	4,488	312,455
WisdomTree MidCap Earnings Fund(b)	1,537	138,591

TOTAL EXCHANGE-TRADED FUNDS (Cost: $442,117)		451,046

See Notes to Financial Statements.

44	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2016

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $603,608)(d)	603,608	$603,608
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $134,531,827)		138,512,558
Liabilities in Excess of Cash and Other Assets – (0.3)%		(450,975)

NET ASSETS – 100.0%		$138,061,583
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $588,660 and the total market value of the collateral held by the Fund was $603,608.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	45

Schedule of Investments

WisdomTree MidCap Dividend Fund (DON)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 1.2%
B/E Aerospace, Inc.	69,789	$3,218,669
BWX Technologies, Inc.	30,047	1,008,377
Curtiss-Wright Corp.	12,690	960,252
Hexcel Corp.	30,915	1,351,295
Huntington Ingalls Industries, Inc.	27,349	3,745,172
L-3 Communications Holdings, Inc.	62,789	7,440,497
Orbital ATK, Inc.	26,381	2,293,564

Total Aerospace & Defense		20,017,826
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	129,293	9,597,419
Expeditors International of Washington, Inc.	105,129	5,131,347

Total Air Freight & Logistics		14,728,766
Airlines – 0.3%
Alaska Air Group, Inc.	44,929	3,685,077
Allegiant Travel Co.	4,169	742,332

Total Airlines		4,427,409
Auto Components – 0.8%
BorgWarner, Inc.	107,823	4,140,403
Gentex Corp.	232,548	3,648,678
Goodyear Tire & Rubber Co. (The)	85,764	2,828,497
Lear Corp.	22,753	2,529,451

Total Auto Components		13,147,029
Automobiles – 0.8%
Harley-Davidson, Inc.(a)	190,703	9,788,785
Thor Industries, Inc.	40,684	2,594,419

Total Automobiles		12,383,204
Banks – 3.2%
Associated Banc-Corp.	62,238	1,116,550
Bank of Hawaii Corp.	23,022	1,571,942
Bank of the Ozarks, Inc.	18,252	766,036
BankUnited, Inc.	42,732	1,471,690
BOK Financial Corp.(a)	34,100	1,862,542
Cathay General Bancorp	34,916	989,170
CIT Group, Inc.	53,033	1,645,614
Comerica, Inc.	64,374	2,437,843
Commerce Bancshares, Inc.	36,111	1,623,189
Cullen/Frost Bankers, Inc.(a)	37,527	2,068,113
East West Bancorp, Inc.	50,792	1,649,724
First Citizens BancShares, Inc. Class A	1,072	269,147
First Horizon National Corp.	69,760	913,856
First Niagara Financial Group, Inc.	191,998	1,858,541
First Republic Bank	23,543	1,568,906
FirstMerit Corp.	111,776	2,352,885
Home BancShares, Inc.	18,393	753,193
Huntington Bancshares, Inc.	370,292	3,532,586
Iberiabank Corp.(a)	18,697	958,595
Investors Bancorp, Inc.	98,195	1,142,990
MB Financial, Inc.	28,858	936,442
PacWest Bancorp	99,866	3,710,022

People’s United Financial, Inc.	234,568	$3,736,668
PrivateBancorp, Inc.	1,351	52,149
Prosperity Bancshares, Inc.	31,447	1,458,826
Synovus Financial Corp.	35,318	1,021,043
TCF Financial Corp.	62,857	770,627
UMB Financial Corp.	17,974	927,998
Umpqua Holdings Corp.(a)	157,901	2,504,310
United Bankshares, Inc.	44,883	1,647,206
Valley National Bancorp	188,601	1,799,254
Webster Financial Corp.	39,484	1,417,476
Zions Bancorp	31,381	759,734

Total Banks		51,294,867
Beverages – 0.2%
Brown-Forman Corp. Class A(a)	38,261	4,082,066
Building Products – 1.0%
A.O. Smith Corp.	27,353	2,087,307
Fortune Brands Home & Security, Inc.	58,891	3,300,252
Lennox International, Inc.(a)	18,285	2,471,949
Masco Corp.	162,448	5,108,990
Owens Corning	62,080	2,935,142

Total Building Products		15,903,640
Capital Markets – 0.9%
Eaton Vance Corp.	68,800	2,306,176
Federated Investors, Inc. Class B	65,867	1,900,263
Interactive Brokers Group, Inc. Class A	10,659	419,112
Janus Capital Group, Inc.	88,871	1,300,183
Legg Mason, Inc.	39,926	1,384,634
LPL Financial Holdings, Inc.(a)	39,436	978,013
NorthStar Asset Management Group, Inc.	121,071	1,374,156
Raymond James Financial, Inc.	37,038	1,763,379
SEI Investments Co.	27,493	1,183,573
Waddell & Reed Financial, Inc. Class A	87,994	2,071,379

Total Capital Markets		14,680,868
Chemicals – 4.4%
Airgas, Inc.	46,225	6,547,309
Albemarle Corp.	99,002	6,329,198
Ashland, Inc.	36,715	4,037,181
Cabot Corp.	48,977	2,367,058
Celanese Corp. Series A	98,103	6,425,747
FMC Corp.(a)	85,525	3,452,644
Huntsman Corp.	430,508	5,725,756
International Flavors & Fragrances, Inc.	56,455	6,422,885
NewMarket Corp.	7,344	2,910,134
Olin Corp.	255,215	4,433,085
PolyOne Corp.	47,935	1,450,034
RPM International, Inc.	118,904	5,627,726
Scotts Miracle-Gro Co. (The) Class A	63,533	4,623,296
Sensient Technologies Corp.	29,502	1,872,197
Valspar Corp. (The)	46,723	5,000,296
Westlake Chemical Corp.	63,711	2,949,819

Total Chemicals		70,174,365

See Notes to Financial Statements.

46	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2016

Investments	Shares	Value

Commercial Services & Supplies – 2.5%
ADT Corp. (The)	154,083	$6,357,465
Cintas Corp.	45,811	4,114,286
Deluxe Corp.	39,173	2,447,921
Healthcare Services Group, Inc.	52,357	1,927,261
KAR Auction Services, Inc.	144,204	5,499,940
Pitney Bowes, Inc.	275,275	5,929,423
R.R. Donnelley & Sons Co.(a)	534,017	8,757,879
Rollins, Inc.	97,083	2,632,891
Waste Connections, Inc.(a)	48,401	3,126,221

Total Commercial Services & Supplies		40,793,287
Communications Equipment – 0.7%
Brocade Communications Systems, Inc.	312,103	3,302,050
Harris Corp.	110,919	8,636,153

Total Communications Equipment		11,938,203
Construction & Engineering – 0.5%
EMCOR Group, Inc.	14,979	727,979
Fluor Corp.	96,482	5,181,083
KBR, Inc.	99,426	1,539,115
Valmont Industries, Inc.	11,922	1,476,421

Total Construction & Engineering		8,924,598
Construction Materials – 0.3%
Eagle Materials, Inc.	12,526	878,198
Martin Marietta Materials, Inc.	27,214	4,340,905

Total Construction Materials		5,219,103
Consumer Finance – 0.2%
Navient Corp.	341,348	4,085,936
Containers & Packaging – 2.3%
AptarGroup, Inc.	37,666	2,953,391
Avery Dennison Corp.	78,784	5,681,114
Ball Corp.	36,424	2,596,667
Bemis Co., Inc.	87,576	4,534,685
Graphic Packaging Holding Co.	183,913	2,363,282
Packaging Corp. of America	120,444	7,274,818
Sealed Air Corp.(a)	87,112	4,182,247
Silgan Holdings, Inc.	26,547	1,411,504
Sonoco Products Co.	123,652	6,005,778

Total Containers & Packaging		37,003,486
Distributors – 0.1%
Pool Corp.	20,218	1,773,927
Diversified Consumer Services – 0.7%
Graham Holdings Co. Class B	1,656	794,880
H&R Block, Inc.	251,958	6,656,730
Service Corp. International	131,908	3,255,490

Total Diversified Consumer Services		10,707,100
Diversified Financial Services – 0.7%
CBOE Holdings, Inc.	20,452	1,336,129
FactSet Research Systems, Inc.	7,912	1,198,906
Leucadia National Corp.	99,111	1,602,625
MarketAxess Holdings, Inc.	4,852	605,675

Morningstar, Inc.	7,619	$672,529
MSCI, Inc.	23,379	1,731,916
Nasdaq, Inc.	54,468	3,615,586
Voya Financial, Inc.	4,855	144,533

Total Diversified Financial Services		10,907,899
Diversified Telecommunication Services – 1.4%
Frontier Communications Corp.(a)	3,937,415	22,010,150
Electric Utilities – 3.8%
Cleco Corp.	68,858	3,801,650
Great Plains Energy, Inc.	227,515	7,337,359
Hawaiian Electric Industries, Inc.	174,551	5,655,452
IDACORP, Inc.	57,167	4,264,087
ITC Holdings Corp.	111,044	4,838,187
OGE Energy Corp.	324,111	9,279,298
Pinnacle West Capital Corp.	165,297	12,408,846
Portland General Electric Co.	107,839	4,258,562
Westar Energy, Inc.	183,027	9,079,969

Total Electric Utilities		60,923,410
Electrical Equipment – 0.5%
Acuity Brands, Inc.	3,521	768,071
EnerSys	19,761	1,101,083
Hubbell, Inc.	49,138	5,205,188
Regal Beloit Corp.	26,082	1,645,514

Total Electrical Equipment		8,719,856
Electronic Equipment, Instruments & Components – 1.3%
Avnet, Inc.	73,727	3,266,106
Belden, Inc.	6,054	371,595
CDW Corp.	61,878	2,567,937
Cognex Corp.	25,209	981,891
FEI Co.	22,727	2,022,930
FLIR Systems, Inc.	76,987	2,536,722
Ingram Micro, Inc. Class A	69,787	2,506,051
Jabil Circuit, Inc.(a)	94,210	1,815,427
National Instruments Corp.	122,067	3,675,437
SYNNEX Corp.	12,963	1,200,244

Total Electronic Equipment, Instruments & Components		20,944,340
Energy Equipment & Services – 1.0%
Helmerich & Payne, Inc.(a)	211,769	12,435,076
Oceaneering International, Inc.	102,426	3,404,640

Total Energy Equipment & Services		15,839,716
Food & Staples Retailing – 0.5%
Casey’s General Stores, Inc.	9,812	1,111,896
PriceSmart, Inc.	8,787	743,204
Whole Foods Market, Inc.	197,487	6,143,821

Total Food & Staples Retailing		7,998,921
Food Products – 1.6%
Flowers Foods, Inc.	209,792	3,872,760
Ingredion, Inc.(a)	49,755	5,313,337
Lancaster Colony Corp.(a)	18,167	2,008,725
McCormick & Co., Inc. Non-Voting Shares	87,296	8,684,206

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	47

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2016

Investments	Shares	Value

Pinnacle Foods, Inc.	104,568	$4,672,098
Snyder’s-Lance, Inc.	48,516	1,527,284

Total Food Products		26,078,410
Gas Utilities – 3.3%
AGL Resources, Inc.	143,590	9,353,452
Atmos Energy Corp.	103,041	7,651,825
National Fuel Gas Co.(a)	128,668	6,439,833
New Jersey Resources Corp.	107,839	3,928,575
Piedmont Natural Gas Co., Inc.	67,005	4,008,909
Questar Corp.	291,417	7,227,142
Southwest Gas Corp.	55,368	3,645,983
UGI Corp.	180,319	7,265,052
WGL Holdings, Inc.	57,524	4,163,012

Total Gas Utilities		53,683,783
Health Care Equipment & Supplies – 0.9%
Cantel Medical Corp.	2,701	192,743
Cooper Cos., Inc. (The)	697	107,317
DENTSPLY SIRONA, Inc.	25,209	1,553,631
Hill-Rom Holdings, Inc.	32,416	1,630,525
ResMed, Inc.	110,469	6,387,318
Teleflex, Inc.	16,127	2,532,100
West Pharmaceutical Services, Inc.	20,916	1,449,897

Total Health Care Equipment & Supplies		13,853,531
Health Care Providers & Services – 1.0%
Chemed Corp.	3,762	509,563
HealthSouth Corp.	88,578	3,333,190
Patterson Cos., Inc.	76,539	3,561,360
Quest Diagnostics, Inc.	118,162	8,442,675

Total Health Care Providers & Services		15,846,788
Hotels, Restaurants & Leisure – 4.1%
Aramark	101,424	3,359,163
Brinker International, Inc.	62,504	2,872,059
Choice Hotels International, Inc.	32,820	1,773,921
Churchill Downs, Inc.	5,201	769,124
Cracker Barrel Old Country Store, Inc.(a)	30,246	4,617,657
Darden Restaurants, Inc.	179,098	11,874,197
Domino’s Pizza, Inc.	22,749	2,999,683
Dunkin’ Brands Group, Inc.(a)	85,044	4,011,525
Jack in the Box, Inc.	20,075	1,282,190
Six Flags Entertainment Corp.	155,348	8,620,261
Vail Resorts, Inc.	25,844	3,455,343
Wendy’s Co. (The)	228,939	2,493,146
Wyndham Worldwide Corp.	98,045	7,493,579
Wynn Resorts Ltd.(a)	118,121	11,036,045

Total Hotels, Restaurants & Leisure		66,657,893
Household Durables – 1.4%
CalAtlantic Group, Inc.	17,969	600,524
Harman International Industries, Inc.	39,576	3,523,847
Leggett & Platt, Inc.	146,682	7,099,409
Lennar Corp. Class A(a)	20,880	1,009,757
PulteGroup, Inc.	233,235	4,363,827
Tupperware Brands Corp.	90,715	5,259,655

Total Household Durables		21,857,019

Household Products – 0.2%
Spectrum Brands Holdings, Inc.	29,846	$3,261,571
Independent Power & Renewable Electricity Producers – 1.3%
AES Corp.	1,101,165	12,993,747
NRG Energy, Inc.	660,037	8,587,081

Total Independent Power & Renewable Electricity Producers		21,580,828
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	32,087	3,192,657
Insurance – 3.0%
American Financial Group, Inc.	25,148	1,769,665
American National Insurance Co.	15,444	1,783,782
AmTrust Financial Services, Inc.(a)	63,181	1,635,124
Arthur J. Gallagher & Co.	109,427	4,867,313
Assurant, Inc.	28,996	2,237,041
Brown & Brown, Inc.	39,626	1,418,611
Cincinnati Financial Corp.	92,520	6,047,107
CNA Financial Corp.	141,240	4,545,103
CNO Financial Group, Inc.	49,414	885,499
Erie Indemnity Co. Class A	23,640	2,198,284
First American Financial Corp.	44,762	1,705,880
FNF Group	54,408	1,844,431
Hanover Insurance Group, Inc. (The)	15,473	1,395,974
Mercury General Corp.	51,075	2,834,662
Old Republic International Corp.	192,763	3,523,708
ProAssurance Corp.	23,923	1,210,504
Reinsurance Group of America, Inc.	20,658	1,988,333
RLI Corp.	9,805	655,562
Torchmark Corp.	20,133	1,090,403
Unum Group	95,889	2,964,888
W.R. Berkley Corp.	19,321	1,085,840

Total Insurance		47,687,714
Internet & Catalog Retail – 0.2%
HSN, Inc.	53,121	2,778,760
Internet Software & Services – 0.1%
j2 Global, Inc.	28,963	1,783,542
IT Services – 2.4%
Booz Allen Hamilton Holding Corp.	96,606	2,925,230
Broadridge Financial Solutions, Inc.	99,122	5,878,926
Computer Sciences Corp.(a)	94,555	3,251,746
DST Systems, Inc.	13,181	1,486,421
Global Payments, Inc.	2,706	176,702
Heartland Payment Systems, Inc.	6,219	600,569
Jack Henry & Associates, Inc.	37,789	3,195,816
Leidos Holdings, Inc.	61,274	3,083,308
MAXIMUS, Inc.	7,635	401,906
Sabre Corp.	130,760	3,781,579
Total System Services, Inc.	49,602	2,360,063
Western Union Co. (The)	628,996	12,133,333

Total IT Services		39,275,599

See Notes to Financial Statements.

48	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2016

Investments	Shares	Value

Leisure Products – 2.6%
Brunswick Corp.(a)	39,768	$1,908,069
Hasbro, Inc.	123,151	9,864,395
Mattel, Inc.	720,554	24,225,025
Polaris Industries, Inc.	54,302	5,347,661

Total Leisure Products		41,345,150
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	19,855	1,876,694
PerkinElmer, Inc.	22,291	1,102,513

Total Life Sciences Tools & Services		2,979,207
Machinery – 4.0%
AGCO Corp.	31,097	1,545,521
Allison Transmission Holdings, Inc.	150,531	4,061,326
CLARCOR, Inc.	34,274	1,980,695
Crane Co.	59,054	3,180,649
Donaldson Co., Inc.	122,060	3,894,935
Dover Corp.	154,818	9,959,442
Flowserve Corp.	84,191	3,738,922
Graco, Inc.(a)	35,000	2,938,600
IDEX Corp.	47,647	3,948,983
ITT Corp.(a)	42,045	1,551,040
Lincoln Electric Holdings, Inc.(a)	63,861	3,740,339
Nordson Corp.	33,279	2,530,535
Oshkosh Corp.(a)	53,451	2,184,542
Snap-on, Inc.	31,201	4,898,245
Timken Co. (The)	110,499	3,700,612
Toro Co. (The)	26,612	2,291,825
Trinity Industries, Inc.	103,310	1,891,606
Wabtec Corp.	16,621	1,317,879
Woodward, Inc.(a)	19,454	1,011,997
Xylem, Inc.	102,727	4,201,534

Total Machinery		64,569,227
Media – 2.3%
Cable One, Inc.	2,953	1,290,845
Cablevision Systems Corp. Class A	161,654	5,334,582
Cinemark Holdings, Inc.	127,515	4,568,862
Interpublic Group of Cos., Inc. (The)	320,139	7,347,190
News Corp. Class A	207,225	2,646,263
News Corp. Class B	107,905	1,429,741
Scripps Networks Interactive, Inc. Class A	58,724	3,846,422
TEGNA, Inc.	179,625	4,214,002
Tribune Media Co. Class A	103,430	3,966,541
Viacom, Inc. Class A(a)	65,815	2,981,420

Total Media		37,625,868
Metals & Mining – 1.1%
Compass Minerals International, Inc.	41,786	2,960,956
Newmont Mining Corp.	100,876	2,681,284
Reliance Steel & Aluminum Co.	74,088	5,126,149
Steel Dynamics, Inc.	282,140	6,350,971

Total Metals & Mining		17,119,360
Multi-Utilities – 5.8%
Alliant Energy Corp.	156,240	11,605,507
CenterPoint Energy, Inc.	936,031	19,581,769

CMS Energy Corp.	339,278	$14,398,958
MDU Resources Group, Inc.	317,552	6,179,562
NiSource, Inc.	388,850	9,161,306
NorthWestern Corp.	64,674	3,993,620
SCANA Corp.	198,996	13,959,569
TECO Energy, Inc.	290,638	8,001,264
Vectren Corp.	119,432	6,038,482

Total Multi-Utilities		92,920,037
Multiline Retail – 1.5%
Dillard’s, Inc. Class A	4,855	412,238
Kohl’s Corp.	277,842	12,950,216
Nordstrom, Inc.(a)	184,516	10,556,160

Total Multiline Retail		23,918,614
Oil, Gas & Consumable Fuels – 4.3%
Cabot Oil & Gas Corp.	75,305	1,710,177
Columbia Pipeline Group, Inc.	308,879	7,752,863
CVR Energy, Inc.(a)	153,961	4,018,382
EQT Corp.	13,700	921,462
HollyFrontier Corp.	203,761	7,196,839
Murphy Oil Corp.	389,838	9,820,019
ONEOK, Inc.	929,397	27,751,794
PBF Energy, Inc. Class A	119,299	3,960,727
Range Resources Corp.(a)	44,056	1,426,533
Western Refining, Inc.(a)	133,132	3,872,810
World Fuel Services Corp.	15,025	729,914

Total Oil, Gas & Consumable Fuels		69,161,520
Personal Products – 0.3%
Edgewell Personal Care Co.	58,846	4,738,868
Professional Services – 0.7%
Dun & Bradstreet Corp. (The)	23,696	2,442,584
ManpowerGroup, Inc.	51,733	4,212,101
Robert Half International, Inc.	84,037	3,914,443

Total Professional Services		10,569,128
Real Estate Investment Trusts (REITs) – 15.2%
Alexandria Real Estate Equities, Inc.	45,165	4,105,047
American Campus Communities, Inc.	84,672	3,987,204
American Homes 4 Rent Class A	45,928	730,255
Apartment Investment & Management Co. Class A	90,060	3,766,309
Apple Hospitality REIT, Inc.(a)	198,164	3,925,629
Brixmor Property Group, Inc.	216,793	5,554,237
Camden Property Trust	58,983	4,959,880
Columbia Property Trust, Inc.	114,853	2,525,617
Communications Sales & Leasing, Inc.	349,774	7,782,471
Corrections Corp. of America	181,585	5,819,799
CubeSmart	69,082	2,300,431
DCT Industrial Trust, Inc.	51,485	2,032,113
DDR Corp.	278,675	4,957,628
Digital Realty Trust, Inc.(a)	128,859	11,402,733
Douglas Emmett, Inc.	74,985	2,257,798
Duke Realty Corp.	220,064	4,960,243
EPR Properties	70,985	4,729,021
Equity LifeStyle Properties, Inc.	36,759	2,673,482

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	49

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2016

Investments	Shares	Value

Equity One, Inc.(a)	79,845	$2,288,358
Extra Space Storage, Inc.	62,030	5,797,324
Federal Realty Investment Trust	33,321	5,199,742
Gaming and Leisure Properties, Inc.	168,650	5,214,658
Healthcare Realty Trust, Inc.(a)	79,882	2,467,555
Healthcare Trust of America, Inc. Class A	103,460	3,043,793
Highwoods Properties, Inc.	70,010	3,347,178
Hospitality Properties Trust	208,098	5,527,083
Hudson Pacific Properties, Inc.	28,431	822,225
Iron Mountain, Inc.	276,547	9,377,709
Kilroy Realty Corp.	36,687	2,269,825
Lamar Advertising Co. Class A	71,443	4,393,745
LaSalle Hotel Properties	141,991	3,593,792
Liberty Property Trust	159,180	5,326,163
Medical Properties Trust, Inc.	335,862	4,359,489
Mid-America Apartment Communities, Inc.	47,323	4,836,884
National Retail Properties, Inc.	114,327	5,281,907
NorthStar Realty Finance Corp.	448,462	5,883,821
Omega Healthcare Investors, Inc.	227,296	8,023,549
Outfront Media, Inc.	157,783	3,329,221
Paramount Group, Inc.(a)	83,899	1,338,189
Piedmont Office Realty Trust, Inc. Class A	119,404	2,425,095
Post Properties, Inc.	30,014	1,793,036
Rayonier, Inc.	98,731	2,436,681
Regency Centers Corp.	50,252	3,761,362
Retail Properties of America, Inc. Class A	194,957	3,090,068
RLJ Lodging Trust	133,284	3,049,538
Ryman Hospitality Properties, Inc.(a)	51,120	2,631,658
Senior Housing Properties Trust	478,644	8,562,941
Sovran Self Storage, Inc.	22,254	2,624,859
Spirit Realty Capital, Inc.	534,334	6,011,258
STORE Capital Corp.	110,129	2,850,139
Sun Communities, Inc.	40,711	2,915,315
Sunstone Hotel Investors, Inc.	56,216	787,024
Tanger Factory Outlet Centers, Inc.	61,547	2,239,695
Taubman Centers, Inc.	33,957	2,418,757
UDR, Inc.(a)	147,039	5,665,413
VEREIT, Inc.	1,115,069	9,890,662
W.P. Carey, Inc.	122,366	7,616,060
Weingarten Realty Investors	91,689	3,440,171

Total Real Estate Investment Trusts (REITs)		244,401,839
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	2,913	341,753
Kennedy-Wilson Holdings, Inc.	39,874	873,241

Total Real Estate Management & Development		1,214,994
Road & Rail – 0.9%
JB Hunt Transport Services, Inc.	48,452	4,081,597
Kansas City Southern	70,391	6,014,911
Landstar System, Inc.(a)	8,564	553,320
Ryder System, Inc.	57,430	3,720,315

Total Road & Rail		14,370,143

Semiconductors & Semiconductor Equipment – 1.8%
Atmel Corp.	287,998	$2,338,544
KLA-Tencor Corp.	175,395	12,770,510
Microchip Technology, Inc.(a)	239,499	11,543,852
Monolithic Power Systems, Inc.	18,485	1,176,385
Teradyne, Inc.	91,088	1,966,590

Total Semiconductors & Semiconductor Equipment		29,795,881
Software – 0.4%
Blackbaud, Inc.	12,532	788,137
CDK Global, Inc.	68,832	3,204,130
Fair Isaac Corp.	974	103,332
SS&C Technologies Holdings, Inc.	26,999	1,712,276

Total Software		5,807,875
Specialty Retail – 2.8%
American Eagle Outfitters, Inc.(a)	228,714	3,812,662
CST Brands, Inc.(a)	17,483	669,424
Dick’s Sporting Goods, Inc.	48,960	2,288,880
Foot Locker, Inc.	77,242	4,982,109
GameStop Corp. Class A(a)	184,677	5,859,801
Lithia Motors, Inc. Class A	5,709	498,567
Penske Automotive Group, Inc.	74,292	2,815,667
Staples, Inc.	1,193,540	13,164,746
Tiffany & Co.	100,213	7,353,630
Williams-Sonoma, Inc.(a)	76,113	4,166,426

Total Specialty Retail		45,611,912
Technology Hardware, Storage & Peripherals – 0.5%
NetApp, Inc.	268,505	7,327,501
Textiles, Apparel & Luxury Goods – 1.7%
Carter’s, Inc.	18,875	1,989,048
Coach, Inc.	452,349	18,134,671
Columbia Sportswear Co.	39,372	2,365,863
PVH Corp.	5,731	567,713
Ralph Lauren Corp.	38,368	3,693,304

Total Textiles, Apparel & Luxury Goods		26,750,599
Thrifts & Mortgage Finance – 0.7%
New York Community Bancorp, Inc.	543,029	8,634,161
Radian Group, Inc.	3,235	40,114
TFS Financial Corp.	113,468	1,970,939

Total Thrifts & Mortgage Finance		10,645,214
Tobacco – 0.4%
Vector Group Ltd.(a)	295,060	6,739,170
Trading Companies & Distributors – 0.5%
Air Lease Corp.	22,667	728,064
MSC Industrial Direct Co., Inc. Class A	52,245	3,986,816
Watsco, Inc.	25,483	3,433,579

Total Trading Companies & Distributors		8,148,459
Transportation Infrastructure – 0.8%
Macquarie Infrastructure Corp.(a)	199,186	13,433,104

See Notes to Financial Statements.

50	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2016

Investments	Shares	Value

Water Utilities – 1.0%
American Water Works Co., Inc.	157,971	$10,888,941
Aqua America, Inc.	159,322	5,069,626

Total Water Utilities		15,958,567
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	79,095	2,379,969
TOTAL COMMON STOCKS (Cost: $1,464,445,208)		1,603,700,273
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree LargeCap Dividend Fund(b) (Cost: $1,620,820)	23,858	1,751,177
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
United States – 4.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $65,947,592)(d)	65,947,592	65,947,592
TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $1,532,013,620)		1,671,399,042
Liabilities in Excess of Cash and Other Assets – (3.8)%		(61,914,865)

NET ASSETS – 100.0%		$1,609,484,177
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $66,948,860 and the total market value of the collateral held by the Fund was $68,507,212. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,559,620.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	51

Schedule of Investments

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 1.9%
B/E Aerospace, Inc.	27,457	$1,266,317
BWX Technologies, Inc.	12,348	414,399
Curtiss-Wright Corp.	16,960	1,283,363
Esterline Technologies Corp.*	10,136	649,414
Hexcel Corp.	36,335	1,588,203
Huntington Ingalls Industries, Inc.	25,604	3,506,212
Moog, Inc. Class A*	14,796	675,881
Orbital ATK, Inc.	16,487	1,433,380
Teledyne Technologies, Inc.*	15,194	1,339,199
Triumph Group, Inc.	23,799	749,192

Total Aerospace & Defense		12,905,560
Airlines – 0.7%
Allegiant Travel Co.	6,851	1,219,889
Hawaiian Holdings, Inc.*	28,547	1,347,133
Spirit Airlines, Inc.*	49,129	2,357,209

Total Airlines		4,924,231
Auto Components – 1.5%
American Axle & Manufacturing Holdings, Inc.*	72,446	1,114,944
Cooper Tire & Rubber Co.	35,212	1,303,548
Dana Holding Corp.	219,784	3,096,756
Gentex Corp.	131,204	2,058,591
Gentherm, Inc.*	13,223	549,945
Tenneco, Inc.*	32,064	1,651,617
Visteon Corp.	2,417	192,369

Total Auto Components		9,967,770
Automobiles – 0.2%
Thor Industries, Inc.	24,548	1,565,426
Banks – 7.3%
Associated Banc-Corp.	52,602	943,680
BancorpSouth, Inc.	32,011	682,154
Bank of Hawaii Corp.	14,418	984,461
Bank of the Ozarks, Inc.	17,689	742,407
BankUnited, Inc.	36,482	1,256,440
Banner Corp.	5,928	249,213
BOK Financial Corp.(a)	26,051	1,422,906
Cathay General Bancorp	27,974	792,503
Columbia Banking System, Inc.	16,031	479,648
Commerce Bancshares, Inc.	33,327	1,498,049
Community Bank System, Inc.	13,165	503,035
Cullen/Frost Bankers, Inc.(a)	25,238	1,390,866
CVB Financial Corp.	32,617	569,167
East West Bancorp, Inc.	52,094	1,692,013
First Citizens BancShares, Inc. Class A	4,973	1,248,571
First Financial Bankshares, Inc.(a)	17,665	522,531
First Horizon National Corp.	75,205	985,186
First Niagara Financial Group, Inc.	116,940	1,131,979
FirstMerit Corp.	70,470	1,483,393
FNB Corp.	64,220	835,502
Fulton Financial Corp.	63,287	846,780

Glacier Bancorp, Inc.	24,702	$627,925
Hancock Holding Co.	32,219	739,748
Hilltop Holdings, Inc.*	63,538	1,199,597
Home BancShares, Inc.	18,322	750,286
Iberiabank Corp.	13,452	689,684
International Bancshares Corp.	30,986	764,115
Investors Bancorp, Inc.	80,970	942,491
MB Financial, Inc.	24,897	807,908
National Penn Bancshares, Inc.	49,772	529,574
PacWest Bancorp	38,262	1,421,433
People’s United Financial, Inc.	88,467	1,409,279
Pinnacle Financial Partners, Inc.	9,675	474,656
Popular, Inc.	159,539	4,564,411
PrivateBancorp, Inc.	22,611	872,785
Prosperity Bancshares, Inc.	34,083	1,581,110
Simmons First National Corp. Class A	6,271	282,634
South State Corp.	7,583	487,056
Sterling Bancorp	16,622	264,788
Synovus Financial Corp.	38,690	1,118,528
TCF Financial Corp.	59,469	729,090
Texas Capital Bancshares, Inc.*	15,901	610,280
UMB Financial Corp.	14,962	772,488
Umpqua Holdings Corp.	75,846	1,202,918
United Bankshares, Inc.	20,594	755,800
Valley National Bancorp	60,965	581,606
Webster Financial Corp.	29,627	1,063,609
Western Alliance Bancorp*	26,955	899,758
Wintrust Financial Corp.	17,425	772,625
Zions Bancorp	46,440	1,124,312

Total Banks		48,300,978
Beverages – 0.1%
Boston Beer Co., Inc. (The) Class A*	3,254	602,218
National Beverage Corp.*	7,323	309,909

Total Beverages		912,127
Biotechnology – 0.4%
Insys Therapeutics, Inc.*(a)	11,656	186,380
Ligand Pharmaceuticals, Inc.*(a)	17,566	1,881,143
Myriad Genetics, Inc.*	14,710	550,595

Total Biotechnology		2,618,118
Building Products – 1.1%
A.O. Smith Corp.	24,079	1,837,469
Armstrong World Industries, Inc.*	10,535	509,578
Lennox International, Inc.	11,747	1,588,077
Owens Corning	36,343	1,718,297
Simpson Manufacturing Co., Inc.	13,404	511,631
USG Corp.*	35,645	884,352

Total Building Products		7,049,404
Capital Markets – 1.3%
BGC Partners, Inc. Class A	38,654	349,819
Eaton Vance Corp.	42,340	1,419,237
Evercore Partners, Inc. Class A	5,028	260,199
Federated Investors, Inc. Class B	30,343	875,396

See Notes to Financial Statements.

52	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2016

Investments	Shares	Value

Financial Engines, Inc.	5,482	$172,299
Interactive Brokers Group, Inc. Class A	5,046	198,409
Janus Capital Group, Inc.	61,714	902,876
Legg Mason, Inc.	44,763	1,552,381
LPL Financial Holdings, Inc.(a)	24,853	616,354
NorthStar Asset Management Group, Inc.	62,944	714,414
Stifel Financial Corp.*	16,822	497,931
Waddell & Reed Financial, Inc. Class A	46,285	1,089,549

Total Capital Markets		8,648,864
Chemicals – 2.0%
Albemarle Corp.	25,811	1,650,097
Balchem Corp.	6,781	420,558
Chemtura Corp.*	110,486	2,916,830
FMC Corp.	12,642	510,358
H.B. Fuller Co.	13,074	554,991
Huntsman Corp.	36,558	486,221
Minerals Technologies, Inc.	14,408	819,095
NewMarket Corp.	4,269	1,691,634
PolyOne Corp.	30,263	915,456
RPM International, Inc.	33,491	1,585,129
Scotts Miracle-Gro Co. (The) Class A	16,673	1,213,294
Sensient Technologies Corp.	12,823	813,748

Total Chemicals		13,577,411
Commercial Services & Supplies – 2.7%
ADT Corp. (The)	61,365	2,531,920
Clean Harbors, Inc.*	17,349	856,000
Copart, Inc.*	39,481	1,609,640
Deluxe Corp.	26,752	1,671,733
Healthcare Services Group, Inc.	12,447	458,174
Herman Miller, Inc.	42,743	1,320,331
HNI Corp.	16,465	644,934
KAR Auction Services, Inc.	39,464	1,505,157
Matthews International Corp. Class A	6,105	314,224
MSA Safety, Inc.	12,737	615,834
Pitney Bowes, Inc.	113,396	2,442,550
R.R. Donnelley & Sons Co.	66,814	1,095,750
Rollins, Inc.	39,350	1,067,172
Steelcase, Inc. Class A	28,174	420,356
West Corp.	55,527	1,267,126

Total Commercial Services & Supplies		17,820,901
Communications Equipment – 1.3%
Arista Networks, Inc.*(a)	10,813	682,300
Brocade Communications Systems, Inc.	266,681	2,821,485
CommScope Holding Co., Inc.*	11,652	325,324
EchoStar Corp. Class A*	28,357	1,255,932
Infinera Corp.*(a)	15,734	252,688
InterDigital, Inc.	13,968	777,319
NetScout Systems, Inc.*	8,084	185,689
Plantronics, Inc.	12,976	508,529
Polycom, Inc.*	41,005	457,206
Ubiquiti Networks, Inc.*(a)	30,137	1,002,658
ViaSat, Inc.*	2,258	165,918

Total Communications Equipment		8,435,048

Construction & Engineering – 1.0%
Dycom Industries, Inc.*	7,234	$467,823
EMCOR Group, Inc.	23,933	1,163,144
Jacobs Engineering Group, Inc.*	58,084	2,529,558
Quanta Services, Inc.*	65,954	1,487,922
Valmont Industries, Inc.	7,622	943,908

Total Construction & Engineering		6,592,355
Construction Materials – 0.2%
Eagle Materials, Inc.	18,862	1,322,415
Consumer Finance – 1.9%
Credit Acceptance Corp.*(a)	7,871	1,428,980
Navient Corp.	443,210	5,305,224
PRA Group, Inc.*	26,376	775,191
Santander Consumer USA Holdings, Inc.*	362,309	3,800,621
SLM Corp.*	158,560	1,008,441

Total Consumer Finance		12,318,457
Containers & Packaging – 1.7%
AptarGroup, Inc.	18,807	1,474,657
Avery Dennison Corp.	32,217	2,323,168
Bemis Co., Inc.	36,651	1,897,789
Berry Plastics Group, Inc.*	16,534	597,704
Graphic Packaging Holding Co.	117,633	1,511,584
Owens-Illinois, Inc.*	28,469	454,365
Silgan Holdings, Inc.	19,127	1,016,982
Sonoco Products Co.	35,079	1,703,787

Total Containers & Packaging		10,980,036
Distributors – 0.2%
Core-Mark Holding Co., Inc.	3,717	303,159
Pool Corp.	10,475	919,076

Total Distributors		1,222,235
Diversified Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc.*	9,407	609,385
Graham Holdings Co. Class B	1,521	730,080
Grand Canyon Education, Inc.*	22,544	963,531
Service Corp. International	32,642	805,605
ServiceMaster Global Holdings, Inc.*	29,945	1,128,328
Sotheby’s	32,676	873,429

Total Diversified Consumer Services		5,110,358
Diversified Financial Services – 0.4%
CBOE Holdings, Inc.	17,782	1,161,698
MarketAxess Holdings, Inc.	4,905	612,291
Morningstar, Inc.	8,796	776,423

Total Diversified Financial Services		2,550,412
Diversified Telecommunication Services – 0.2%
Globalstar, Inc.*(a)	744,975	1,095,113
Electric Utilities – 2.5%
ALLETE, Inc.	22,779	1,277,219
Cleco Corp.	17,703	977,383
Great Plains Energy, Inc.	63,936	2,061,936
Hawaiian Electric Industries, Inc.	35,718	1,157,263
IDACORP, Inc.	19,902	1,484,490

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	53

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2016

Investments	Shares	Value

ITC Holdings Corp.	45,717	$1,991,890
OGE Energy Corp.	81,261	2,326,502
PNM Resources, Inc.	30,246	1,019,895
Portland General Electric Co.	32,694	1,291,086
Westar Energy, Inc.	55,938	2,775,084

Total Electric Utilities		16,362,748
Electrical Equipment – 0.8%
EnerSys	22,675	1,263,451
Generac Holdings, Inc.*(a)	26,371	982,056
Hubbell, Inc.	21,335	2,260,016
Regal Beloit Corp.	18,040	1,138,144

Total Electrical Equipment		5,643,667
Electronic Equipment, Instruments & Components – 4.8%
Anixter International, Inc.*	14,600	760,806
Arrow Electronics, Inc.*	56,225	3,621,452
Avnet, Inc.	88,268	3,910,272
AVX Corp.	117,039	1,471,180
Belden, Inc.	4,907	301,192
Cognex Corp.	22,070	859,626
Dolby Laboratories, Inc. Class A	37,643	1,635,965
FEI Co.	10,558	939,768
FLIR Systems, Inc.	57,729	1,902,171
Ingram Micro, Inc. Class A	41,780	1,500,320
IPG Photonics Corp.*	18,522	1,779,594
Jabil Circuit, Inc.	85,176	1,641,341
Keysight Technologies, Inc.*	78,363	2,173,790
Littelfuse, Inc.	5,074	624,660
National Instruments Corp.	24,944	751,064
OSI Systems, Inc.*	4,834	316,579
Sanmina Corp.*	125,782	2,940,783
SYNNEX Corp.	15,139	1,401,720
Tech Data Corp.*	21,155	1,624,069
Trimble Navigation Ltd.*	37,701	934,985
Universal Display Corp.*	1,159	62,702
VeriFone Systems, Inc.*	18,942	534,922

Total Electronic Equipment, Instruments & Components		31,688,961
Energy Equipment & Services – 1.1%
Diamond Offshore Drilling, Inc.(a)	24,132	524,388
Dril-Quip, Inc.*	24,093	1,459,072
Helmerich & Payne, Inc.(a)	55,050	3,232,536
Oceaneering International, Inc.	55,291	1,837,873
RPC, Inc.(a)	9,995	141,729

Total Energy Equipment & Services		7,195,598
Food & Staples Retailing – 0.7%
Casey’s General Stores, Inc.	10,434	1,182,381
PriceSmart, Inc.	7,204	609,314
Sprouts Farmers Market, Inc.*	31,728	921,381
SUPERVALU, Inc.*	182,064	1,048,689
United Natural Foods, Inc.*	22,885	922,265

Total Food & Staples Retailing		4,684,030

Food Products – 2.5%
B&G Foods, Inc.	13,853	$482,223
Cal-Maine Foods, Inc.(a)	40,593	2,107,183
Darling Ingredients, Inc.*	45,522	599,525
Flowers Foods, Inc.	58,316	1,076,513
Hain Celestial Group, Inc. (The)*	32,621	1,334,525
J&J Snack Foods Corp.	4,212	456,075
Lancaster Colony Corp.	6,609	730,757
Pilgrim’s Pride Corp.*(a)	238,928	6,068,771
Pinnacle Foods, Inc.	27,971	1,249,744
Seaboard Corp.*	418	1,255,258
Snyder’s-Lance, Inc.	12,520	394,130
TreeHouse Foods, Inc.*	9,394	814,930

Total Food Products		16,569,634
Gas Utilities – 2.0%
Atmos Energy Corp.	36,320	2,697,123
New Jersey Resources Corp.	38,359	1,397,418
ONE Gas, Inc.	16,968	1,036,745
Piedmont Natural Gas Co., Inc.	16,579	991,922
Questar Corp.	83,521	2,071,321
Southwest Gas Corp.	18,425	1,213,286
UGI Corp.	60,741	2,447,255
WGL Holdings, Inc.	16,586	1,200,329

Total Gas Utilities		13,055,399
Health Care Equipment & Supplies – 1.1%
ABIOMED, Inc.*	10,507	996,169
Align Technology, Inc.*	14,039	1,020,495
Cantel Medical Corp.	5,559	396,690
Globus Medical, Inc. Class A*	27,393	650,584
Greatbatch, Inc.*	3,435	122,423
Hill-Rom Holdings, Inc.	7,190	361,657
ICU Medical, Inc.*	2,904	302,306
Integra LifeSciences Holdings Corp.*	921	62,039
Masimo Corp.*	13,788	576,890
Neogen Corp.*(a)	3,920	197,372
NuVasive, Inc.*	5,168	251,423
Nuvectra Corp.*	1,145	6,195
Teleflex, Inc.	10,401	1,633,061
West Pharmaceutical Services, Inc.	13,835	959,042

Total Health Care Equipment & Supplies		7,536,346
Health Care Providers & Services – 2.1%
Acadia Healthcare Co., Inc.*	10,994	605,879
Amsurg Corp.*	10,286	767,336
Centene Corp.*	101	6,209
Chemed Corp.	5,058	685,106
Community Health Systems, Inc.*	103,842	1,922,115
Diplomat Pharmacy, Inc.*(a)	3,883	106,394
Envision Healthcare Holdings, Inc.*	41,187	840,215
HealthEquity, Inc.*	2,955	72,900
HealthSouth Corp.	35,647	1,341,397
LifePoint Health, Inc.*	14,729	1,019,983
Molina Healthcare, Inc.*	17,244	1,112,066
Owens & Minor, Inc.	16,509	667,294

See Notes to Financial Statements.

54	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2016

Investments	Shares	Value

Patterson Cos., Inc.	30,243	$1,407,207
Team Health Holdings, Inc.*	15,229	636,724
Tenet Healthcare Corp.*	16,280	470,980
VCA, Inc.*	21,697	1,251,700
WellCare Health Plans, Inc.*	10,782	1,000,031

Total Health Care Providers & Services		13,913,536
Health Care Technology – 0.1%
Medidata Solutions, Inc.*	1,735	67,162
Veeva Systems, Inc. Class A*	13,442	336,587

Total Health Care Technology		403,749
Hotels, Restaurants & Leisure – 2.8%
Bloomin’ Brands, Inc.	54,565	920,512
Boyd Gaming Corp.*	18,245	376,942
Brinker International, Inc.	30,344	1,394,307
Buffalo Wild Wings, Inc.*(a)	3,944	584,185
Cheesecake Factory, Inc. (The)	16,899	897,168
Choice Hotels International, Inc.	17,264	933,119
Churchill Downs, Inc.	2,056	304,041
Cracker Barrel Old Country Store, Inc.(a)	9,035	1,379,373
Diamond Resorts International, Inc.*(a)	30,691	745,791
Domino’s Pizza, Inc.	11,144	1,469,448
Dunkin’ Brands Group, Inc.	27,159	1,281,090
Jack in the Box, Inc.	10,266	655,689
La Quinta Holdings, Inc.*	4,331	54,138
Marriott Vacations Worldwide Corp.	13,300	897,750
Panera Bread Co. Class A*	5,794	1,186,785
Papa John’s International, Inc.	9,755	528,623
Pinnacle Entertainment, Inc.*	16,088	564,689
Six Flags Entertainment Corp.	15,485	859,263
Texas Roadhouse, Inc.	18,620	811,460
Vail Resorts, Inc.	5,540	740,698
Wendy’s Co. (The)	32,573	354,720
Wynn Resorts Ltd.(a)	21,217	1,982,304

Total Hotels, Restaurants & Leisure		18,922,095
Household Durables – 1.1%
CalAtlantic Group, Inc.	27,265	911,196
GoPro, Inc. Class A*(a)	68,184	815,480
Leggett & Platt, Inc.	47,947	2,320,635
Tempur Sealy International, Inc.*	13,087	795,559
TRI Pointe Group, Inc.*	87,390	1,029,454
Tupperware Brands Corp.	25,962	1,505,277

Total Household Durables		7,377,601
Household Products – 0.2%
Spectrum Brands Holdings, Inc.	12,518	1,367,967
Independent Power & Renewable Electricity Producers – 0.8%
Calpine Corp.*	270,192	4,098,813
Dynegy, Inc.*	31,703	455,572
Ormat Technologies, Inc.	20,702	853,750

Total Independent Power & Renewable Electricity Producers		5,408,135
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	22,488	2,237,556

Insurance – 3.5%
American Equity Investment Life Holding Co.	48,900	$821,520
American National Insurance Co.	11,696	1,350,888
AmTrust Financial Services, Inc.	99,018	2,562,586
Assurant, Inc.	7,306	563,658
Brown & Brown, Inc.	42,028	1,504,603
CNO Financial Group, Inc.	66,183	1,185,999
Erie Indemnity Co. Class A	5,250	488,198
First American Financial Corp.	44,549	1,697,762
Hanover Insurance Group, Inc. (The)	21,574	1,946,406
Kemper Corp.	16,018	473,652
Mercury General Corp.	12,070	669,885
National General Holdings Corp.	37,476	809,107
Old Republic International Corp.	111,982	2,047,031
Primerica, Inc.	21,349	950,671
ProAssurance Corp.	15,631	790,929
Reinsurance Group of America, Inc.	36,637	3,526,311
RLI Corp.	11,864	793,227
Selective Insurance Group, Inc.	25,574	936,264

Total Insurance		23,118,697
Internet & Catalog Retail – 0.2%
HSN, Inc.	24,430	1,277,933
Internet Software & Services – 0.4%
GrubHub, Inc.*(a)	10,237	257,256
IAC/InterActiveCorp	23,165	1,090,608
j2 Global, Inc.	11,189	689,019
LogMeIn, Inc.*	1,098	55,405
Rackspace Hosting, Inc.*	35,184	759,622
Yelp, Inc.*	4,791	95,245

Total Internet Software & Services		2,947,155
IT Services – 2.7%
Blackhawk Network Holdings, Inc.*	5,996	205,663
Booz Allen Hamilton Holding Corp.	50,522	1,529,806
CACI International, Inc. Class A*	9,261	988,149
Computer Sciences Corp.	61,095	2,101,057
Convergys Corp.	51,705	1,435,848
CoreLogic, Inc.*	20,380	707,186
DST Systems, Inc.	16,263	1,833,978
EPAM Systems, Inc.*	6,562	489,985
Euronet Worldwide, Inc.*	8,849	655,799
Heartland Payment Systems, Inc.	3,552	343,017
Leidos Holdings, Inc.	16,466	828,569
MAXIMUS, Inc.	19,597	1,031,586
Science Applications International Corp.	18,575	990,790
Syntel, Inc.*	36,158	1,805,369
Teradata Corp.*	71,940	1,887,706
WEX, Inc.*	10,166	847,438

Total IT Services		17,681,946
Leisure Products – 0.4%
Brunswick Corp.	37,599	1,804,000
Vista Outdoor, Inc.*	11,566	600,391

Total Leisure Products		2,404,391

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	55

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2016

Investments	Shares	Value

Life Sciences Tools & Services – 1.0%
Bio-Rad Laboratories, Inc. Class A*	5,656	$773,288
Bio-Techne Corp.	7,757	733,192
Bruker Corp.	20,808	582,624
Charles River Laboratories International, Inc.*	12,399	941,580
INC Research Holdings, Inc. Class A*	5,404	222,699
PAREXEL International Corp.*	13,889	871,257
PerkinElmer, Inc.	28,102	1,389,925
PRA Health Sciences, Inc.*	4,458	190,624
VWR Corp.*	38,738	1,048,250

Total Life Sciences Tools & Services		6,753,439
Machinery – 6.2%
AGCO Corp.	40,064	1,991,181
Allison Transmission Holdings, Inc.	59,649	1,609,330
Barnes Group, Inc.	25,154	881,145
CLARCOR, Inc.	21,381	1,235,608
Colfax Corp.*	58,848	1,682,464
Crane Co.	30,392	1,636,913
Donaldson Co., Inc.	51,995	1,659,160
Flowserve Corp.	61,088	2,712,918
Graco, Inc.	24,190	2,030,992
Hillenbrand, Inc.	26,654	798,287
IDEX Corp.	25,291	2,096,118
ITT Corp.	57,791	2,131,910
Kennametal, Inc.	13,603	305,931
Lincoln Electric Holdings, Inc.	19,315	1,131,280
Manitowoc Co., Inc. (The)(a)	26,726	115,724
Manitowoc Foodservice, Inc.*	26,726	393,941
Middleby Corp. (The)*	12,645	1,350,107
Mueller Industries, Inc.	19,176	564,158
Nordson Corp.	25,868	1,967,003
Oshkosh Corp.	41,076	1,678,776
Proto Labs, Inc.*(a)	4,901	377,818
Rexnord Corp.*	32,012	647,283
Terex Corp.	78,626	1,956,215
Timken Co. (The)	57,737	1,933,612
Toro Co. (The)	17,190	1,480,403
Trinity Industries, Inc.	193,933	3,550,913
WABCO Holdings, Inc.*	17,103	1,828,653
Woodward, Inc.	25,201	1,310,956

Total Machinery		41,058,799
Marine – 0.4%
Kirby Corp.*	30,007	1,809,122
Matson, Inc.	17,158	689,237

Total Marine		2,498,359
Media – 4.7%
AMC Networks, Inc. Class A*	31,418	2,040,285
Cable One, Inc.	1,417	619,413
Cinemark Holdings, Inc.	42,647	1,528,042
Crown Media Holdings, Inc. Class A*	132,194	671,546
Discovery Communications, Inc. Class A*(a)	176,787	5,061,412
Gannett Co., Inc.	75,422	1,141,889
John Wiley & Sons, Inc. Class A	27,408	1,339,977

Liberty Media Corp. Class A*	16,482	$636,700
Meredith Corp.	17,447	828,732
New York Times Co. (The) Class A	33,077	412,139
Nexstar Broadcasting Group, Inc. Class A(a)	10,217	452,307
Regal Entertainment Group Class A(a)	53,441	1,129,743
Scripps Networks Interactive, Inc. Class A	71,931	4,711,480
Sinclair Broadcast Group, Inc. Class A	39,351	1,210,043
Starz Class A*	59,309	1,561,606
TEGNA, Inc.	239,767	5,624,934
Time, Inc.	83,840	1,294,490
Tribune Media Co. Class A	17,001	651,988

Total Media		30,916,726
Metals & Mining – 0.9%
Carpenter Technology Corp.	12,581	430,648
Compass Minerals International, Inc.	15,538	1,101,023
Reliance Steel & Aluminum Co.	39,329	2,721,173
Steel Dynamics, Inc.	30,990	697,585
Worthington Industries, Inc.	22,380	797,623

Total Metals & Mining		5,748,052
Multi-Utilities – 1.4%
Avista Corp.	23,836	972,032
Black Hills Corp.(a)	4,383	263,550
MDU Resources Group, Inc.	75,425	1,467,771
NiSource, Inc.	87,550	2,062,678
NorthWestern Corp.	18,363	1,133,915
TECO Energy, Inc.	57,111	1,572,266
Vectren Corp.	30,588	1,546,529

Total Multi-Utilities		9,018,741
Multiline Retail – 0.6%
Big Lots, Inc.	25,145	1,138,817
Dillard’s, Inc. Class A	30,673	2,604,444

Total Multiline Retail		3,743,261
Oil, Gas & Consumable Fuels – 4.2%
Antero Resources Corp.*	481,406	11,972,567
Columbia Pipeline Group, Inc.	94,905	2,382,116
CVR Energy, Inc.(a)	23,323	608,730
Delek U.S. Holdings, Inc.	23,362	356,037
Memorial Resource Development Corp.*	118,410	1,205,414
ONEOK, Inc.	109,921	3,282,241
Parsley Energy, Inc. Class A*	2,767	62,534
PDC Energy, Inc.*	1,403	83,408
Rice Energy, Inc.*	69,980	976,921
RSP Permian, Inc.*	24,548	712,874
SM Energy Co.(a)	40,831	765,173
Targa Resources Corp.	14,040	419,234
Western Refining, Inc.	92,185	2,681,662
World Fuel Services Corp.	33,287	1,617,082
WPX Energy, Inc.*	122,948	859,407

Total Oil, Gas & Consumable Fuels		27,985,400
Paper & Forest Products – 0.1%
KapStone Paper and Packaging Corp.	37,082	513,586

See Notes to Financial Statements.

56	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2016

Investments	Shares	Value

Personal Products – 0.5%
Coty, Inc. Class A(a)	87,154	$2,425,496
Nu Skin Enterprises, Inc. Class A(a)	27,603	1,055,815

Total Personal Products		3,481,311
Pharmaceuticals – 0.4%
Akorn, Inc.*	5,508	129,603
Catalent, Inc.*	63,819	1,702,053
Impax Laboratories, Inc.*	4,747	151,999
Pacira Pharmaceuticals, Inc.*(a)	1,030	54,569
Prestige Brands Holdings, Inc.*	13,989	746,873

Total Pharmaceuticals		2,785,097
Professional Services – 0.5%
CEB, Inc.	11,306	731,838
Dun & Bradstreet Corp. (The)	15,199	1,566,713
Korn/Ferry International	18,722	529,645
On Assignment, Inc.*	11,813	436,136

Total Professional Services		3,264,332
Real Estate Investment Trusts (REITs) – 6.6%
Acadia Realty Trust	11,399	400,447
Alexander’s, Inc.	1,015	386,258
American Assets Trust, Inc.	5,203	207,704
American Campus Communities, Inc.	16,589	781,176
Apartment Investment & Management Co. Class A	30,982	1,295,667
Apple Hospitality REIT, Inc.(a)	45,652	904,366
Brandywine Realty Trust	9,151	128,389
CBL & Associates Properties, Inc.	68,982	820,886
Columbia Property Trust, Inc.	21,869	480,899
Communications Sales & Leasing, Inc.	7,614	169,412
CoreSite Realty Corp.	2,031	142,190
Corporate Office Properties Trust	28,564	749,519
Corrections Corp. of America	46,036	1,475,454
Cousins Properties, Inc.	57,895	600,950
CubeSmart	7,445	247,919
DCT Industrial Trust, Inc.	13,188	520,530
DiamondRock Hospitality Co.	66,775	675,763
Douglas Emmett, Inc.	10,068	303,147
DuPont Fabros Technology, Inc.	13,076	529,970
EastGroup Properties, Inc.	4,910	296,417
Education Realty Trust, Inc.	4,055	168,688
Empire State Realty Trust, Inc. Class A	8,916	156,297
EPR Properties	17,409	1,159,788
Equity LifeStyle Properties, Inc.	11,218	815,885
Equity One, Inc.	12,369	354,496
First Industrial Realty Trust, Inc.	9,266	210,709
Gaming and Leisure Properties, Inc.	29,220	903,482
Geo Group, Inc. (The)	26,540	920,142
Gramercy Property Trust	9,891	83,579
Healthcare Realty Trust, Inc.	9,770	301,795
Healthcare Trust of America, Inc. Class A	9,040	265,957
Highwoods Properties, Inc.	12,966	619,904
Hospitality Properties Trust	47,129	1,251,746
Iron Mountain, Inc.	27,471	931,542
Kilroy Realty Corp.	18,264	1,129,994

Kite Realty Group Trust	3,064	$84,903
Lamar Advertising Co. Class A	38,121	2,344,442
LaSalle Hotel Properties	26,210	663,375
Lexington Realty Trust(a)	51,301	441,189
Liberty Property Trust	42,409	1,419,005
Medical Properties Trust, Inc.	47,326	614,291
National Health Investors, Inc.	11,373	756,532
National Retail Properties, Inc.	25,637	1,184,429
Omega Healthcare Investors, Inc.	37,663	1,329,504
Outfront Media, Inc.	19,005	401,006
Paramount Group, Inc.	13,164	209,966
Parkway Properties, Inc.	36,804	576,351
Pebblebrook Hotel Trust	12,315	357,997
Piedmont Office Realty Trust, Inc. Class A	17,217	349,677
Post Properties, Inc.	7,376	440,642
PS Business Parks, Inc.	8,845	889,011
QTS Realty Trust, Inc. Class A	2,560	121,293
Rayonier, Inc.	12,721	313,954
Regency Centers Corp.	15,738	1,177,989
Retail Opportunity Investments Corp.	6,328	127,319
Retail Properties of America, Inc. Class A	53,251	844,028
RLJ Lodging Trust	44,161	1,010,404
Ryman Hospitality Properties, Inc.	14,841	764,015
Select Income REIT	26,507	610,986
Senior Housing Properties Trust	65,854	1,178,128
Sovran Self Storage, Inc.	6,089	718,198
Spirit Realty Capital, Inc.	77,097	867,341
STORE Capital Corp.	19,015	492,108
Sun Communities, Inc.	2,718	194,636
Sunstone Hotel Investors, Inc.	41,392	579,488
Tanger Factory Outlet Centers, Inc.	18,610	677,218
Urban Edge Properties	9,438	243,878
Washington Real Estate Investment Trust	5,823	170,090
Weingarten Realty Investors	33,569	1,259,509
WP GLIMCHER, Inc.	16,478	156,376
Xenia Hotels & Resorts, Inc.	7,172	112,027

Total Real Estate Investment Trusts (REITs)		44,072,372
Real Estate Management & Development – 0.3%
Alexander & Baldwin, Inc.	7,618	279,428
Howard Hughes Corp. (The)*	6,589	697,709
Kennedy-Wilson Holdings, Inc.	2,494	54,619
Realogy Holdings Corp.*	28,281	1,021,227

Total Real Estate Management & Development		2,052,983
Road & Rail – 1.6%
Avis Budget Group, Inc.*	61,546	1,683,899
Genesee & Wyoming, Inc. Class A*	30,298	1,899,685
Knight Transportation, Inc.	33,257	869,670
Landstar System, Inc.	17,660	1,141,013
Old Dominion Freight Line, Inc.*	34,978	2,435,168
Ryder System, Inc.	28,640	1,855,299
Werner Enterprises, Inc.	30,525	829,059

Total Road & Rail		10,713,793

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	57

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2016

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 2.0%
Atmel Corp.	10,348	$84,026
Cirrus Logic, Inc.*	21,613	786,929
Entegris, Inc.*	38,831	528,878
First Solar, Inc.*	71,321	4,883,349
Integrated Device Technology, Inc.*	38,219	781,196
Intersil Corp. Class A	29,076	388,746
Microsemi Corp.*	17,103	655,216
MKS Instruments, Inc.	24,787	933,231
Monolithic Power Systems, Inc.	3,497	222,549
ON Semiconductor Corp.*	105,616	1,012,857
Silicon Laboratories, Inc.*	4,653	209,199
SunPower Corp.*(a)	23,965	535,378
Synaptics, Inc.*	8,612	686,721
Teradyne, Inc.	74,057	1,598,891

Total Semiconductors & Semiconductor Equipment		13,307,166
Software – 0.9%
ACI Worldwide, Inc.*	22,574	469,313
Aspen Technology, Inc.*	22,642	818,055
Blackbaud, Inc.	2,738	172,193
Ellie Mae, Inc.*	2,486	225,331
Fair Isaac Corp.	6,598	699,982
Fortinet, Inc.*	4,175	127,880
Guidewire Software, Inc.*	1,298	70,715
Manhattan Associates, Inc.*	9,448	537,308
Mentor Graphics Corp.	61,130	1,242,773
Paycom Software, Inc.*	3,099	110,324
Pegasystems, Inc.	7,844	199,081
PTC, Inc.*	15,238	505,292
Synchronoss Technologies, Inc.*	8,662	280,129
Tyler Technologies, Inc.*	2,805	360,751
Ultimate Software Group, Inc. (The)*	953	184,406
Verint Systems, Inc.*	949	31,678

Total Software		6,035,211
Specialty Retail – 4.7%
Aaron’s, Inc.	41,047	1,030,280
Abercrombie & Fitch Co. Class A	1,376	43,399
American Eagle Outfitters, Inc.(a)	61,682	1,028,239
Asbury Automotive Group, Inc.*	13,943	834,349
Ascena Retail Group, Inc.*	39,472	436,560
Burlington Stores, Inc.*	15,363	864,015
Cabela’s, Inc.*	27,170	1,322,907
CST Brands, Inc.	37,819	1,448,090
Dick’s Sporting Goods, Inc.	67,259	3,144,358
DSW, Inc. Class A	47,954	1,325,449
GameStop Corp. Class A	93,774	2,975,449
GNC Holdings, Inc. Class A	50,805	1,613,059
Group 1 Automotive, Inc.	14,037	823,832
Lithia Motors, Inc. Class A	10,445	912,162
Mattress Firm Holding Corp.*(a)	6,892	292,152
Michaels Cos., Inc. (The)*	98,789	2,763,128
Monro Muffler Brake, Inc.	6,554	468,414
Murphy USA, Inc.*	22,026	1,353,498

Penske Automotive Group, Inc.	50,918	$1,929,792
Restoration Hardware Holdings, Inc.*(a)	8,135	340,856
Sally Beauty Holdings, Inc.*	59,704	1,933,216
Urban Outfitters, Inc.*	70,180	2,322,256
Williams-Sonoma, Inc.	34,430	1,884,698

Total Specialty Retail		31,090,158
Technology Hardware, Storage & Peripherals – 0.1%
Diebold, Inc.	18,060	522,115
Electronics For Imaging, Inc.*	5,036	213,476

Total Technology Hardware, Storage & Peripherals		735,591
Textiles, Apparel & Luxury Goods – 1.7%
Carter’s, Inc.	18,001	1,896,946
Columbia Sportswear Co.	25,599	1,538,244
Fossil Group, Inc.*(a)	55,558	2,467,886
G-III Apparel Group Ltd.*	17,080	835,041
Kate Spade & Co.*	32,944	840,731
Skechers U.S.A., Inc. Class A*	52,381	1,595,002
Steven Madden Ltd.*	24,957	924,407
Wolverine World Wide, Inc.	49,315	908,382

Total Textiles, Apparel & Luxury Goods		11,006,639
Thrifts & Mortgage Finance – 1.9%
Capitol Federal Financial, Inc.	35,274	467,733
EverBank Financial Corp.	38,538	581,539
MGIC Investment Corp.*	682,930	5,238,073
Radian Group, Inc.	428,609	5,314,752
TFS Financial Corp.	22,120	384,224
Washington Federal, Inc.	36,809	833,724

Total Thrifts & Mortgage Finance		12,820,045
Tobacco – 0.0%
Vector Group Ltd.(a)	14,416	329,261
Trading Companies & Distributors – 1.7%
Air Lease Corp.	62,407	2,004,513
Beacon Roofing Supply, Inc.*	9,560	392,056
GATX Corp.	24,537	1,165,508
HD Supply Holdings, Inc.*	66,164	2,188,043
MSC Industrial Direct Co., Inc. Class A	26,871	2,050,526
Watsco, Inc.	8,864	1,194,335
WESCO International, Inc.*	38,412	2,099,984

Total Trading Companies & Distributors		11,094,965
Water Utilities – 0.2%
Aqua America, Inc.	52,337	1,665,363
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	7,976	239,998
United States Cellular Corp.*	9,491	433,643

Total Wireless Telecommunication Services		673,641
TOTAL COMMON STOCKS (Cost: $634,910,978)		661,078,654

See Notes to Financial Statements.

58	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree MidCap Dividend Fund(b) (Cost: $1,132,390)	13,824	$1,190,385
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.8%
United States – 4.8%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $32,026,035)(d)	32,026,035	32,026,035
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $668,069,403)		694,295,074
Liabilities in Excess of Cash and Other Assets – (4.7)%		(31,350,743)

NET ASSETS – 100.0%		$662,944,331
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 3).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.
(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $33,834,243 and the total market value of the collateral held by the Fund was $34,608,774. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,582,739.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	59

Schedule of Investments

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.1%
United States – 99.1%
Aerospace & Defense – 0.4%
AAR Corp.	40,707	$947,252
American Science & Engineering, Inc.	29,034	803,952
Cubic Corp.	13,463	537,982
HEICO Corp.	6,655	400,165
HEICO Corp. Class A	11,119	529,264
National Presto Industries, Inc.(a)	7,311	612,223
Triumph Group, Inc.	18,659	587,385

Total Aerospace & Defense		4,418,223
Air Freight & Logistics – 0.2%
Forward Air Corp.	29,165	1,321,758
Park-Ohio Holdings Corp.	15,009	642,685

Total Air Freight & Logistics		1,964,443
Airlines – 0.1%
SkyWest, Inc.	36,169	723,018
Auto Components – 0.9%
Cooper Tire & Rubber Co.	51,927	1,922,338
Dana Holding Corp.	219,643	3,094,770
Metaldyne Performance Group, Inc.	107,430	1,805,898
Spartan Motors, Inc.	78,661	310,711
Standard Motor Products, Inc.	29,278	1,014,483
Strattec Security Corp.	2,601	149,271
Superior Industries International, Inc.	88,492	1,953,903
Tower International, Inc.	25,212	685,766
Unique Fabricating, Inc.	34,279	423,346

Total Auto Components		11,360,486
Automobiles – 0.1%
Winnebago Industries, Inc.(a)	43,216	970,199
Banks – 6.0%
1st Source Corp.	19,280	613,875
Access National Corp.	9,443	187,255
American National Bankshares, Inc.	11,004	278,731
Ameris Bancorp	5,917	175,025
Arrow Financial Corp.(a)	14,778	392,651
Banc of California, Inc.	40,510	708,925
BancFirst Corp.	12,208	696,222
BancorpSouth, Inc.	48,723	1,038,287
Banner Corp.	16,472	692,483
Bar Harbor Bankshares(a)	6,378	211,877
BBCN Bancorp, Inc.	64,737	983,355
BCB Bancorp, Inc.	17,571	175,886
Berkshire Hills Bancorp, Inc.	25,589	688,088
Blue Hills Bancorp, Inc.	4,319	59,041
Boston Private Financial Holdings, Inc.	85,784	982,227
Bridge Bancorp, Inc.	16,994	517,807
Brookline Bancorp, Inc.	69,911	769,720
Bryn Mawr Bank Corp.	14,900	383,377
C&F Financial Corp.	3,457	132,057
Camden National Corp.	8,538	358,596
Capital Bank Financial Corp. Class A	10,491	323,647
Capital City Bank Group, Inc.(a)	5,470	79,807
Cardinal Financial Corp.	19,947	405,921
Centerstate Banks, Inc.	8,520	126,863
Central Pacific Financial Corp.	27,637	601,658
Century Bancorp, Inc. Class A(a)	1,210	47,081
Chemical Financial Corp.	36,415	1,299,651
City Holding Co.	17,573	839,638
CNB Financial Corp.	18,587	326,945
CoBiz Financial, Inc.	17,328	204,817
Columbia Banking System, Inc.	41,406	1,238,868
Community Bank System, Inc.	40,607	1,551,593
Community Trust Bancorp, Inc.	20,310	717,349
ConnectOne Bancorp, Inc.	15,161	247,882
CVB Financial Corp.	96,791	1,689,003
Enterprise Bancorp, Inc.	7,477	196,197
Enterprise Financial Services Corp.	7,006	189,442
Fidelity Southern Corp.	12,826	205,729
Financial Institutions, Inc.	13,422	390,178
First Bancorp	10,374	195,550
First Bancorp, Inc.	14,296	278,915
First Busey Corp.	29,240	598,835
First Business Financial Services, Inc.	5,467	125,358
First Commonwealth Financial Corp.	87,349	773,912
First Community Bancshares, Inc.	16,533	328,015
First Connecticut Bancorp, Inc.	7,841	125,142
First Financial Bancorp	67,743	1,231,568
First Financial Bankshares, Inc.(a)	42,771	1,265,166
First Financial Corp.	11,782	403,062
First Guaranty Bancshares, Inc.	6,834	105,927
First Interstate BancSystem, Inc. Class A	19,063	536,242
First Merchants Corp.	20,242	477,104
First Midwest Bancorp, Inc.	48,220	868,924
Flushing Financial Corp.	27,355	591,415
FNB Corp.	211,548	2,752,240
Fulton Financial Corp.	150,908	2,019,149
German American Bancorp, Inc.	8,369	269,482
Glacier Bancorp, Inc.	70,238	1,785,450
Great Southern Bancorp, Inc.	7,961	295,592
Great Western Bancorp, Inc.	32,675	891,047
Guaranty Bancorp	15,736	243,279
Hancock Holding Co.	92,321	2,119,690
Hanmi Financial Corp.	18,582	409,176
Heartland Financial USA, Inc.	7,724	237,822
Heritage Commerce Corp.	29,940	299,699
Heritage Financial Corp.	22,891	402,195
Horizon Bancorp	8,372	206,956
Independent Bank Corp.	32,972	1,065,163
Independent Bank Group, Inc.	4,979	136,425
International Bancshares Corp.	47,747	1,177,441
Lakeland Bancorp, Inc.	34,281	347,952
Lakeland Financial Corp.	10,839	496,209
LegacyTexas Financial Group, Inc.	33,352	655,367
Macatawa Bank Corp.(a)	17,886	111,788
MainSource Financial Group, Inc.	18,053	380,738

See Notes to Financial Statements.

60	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
Mercantile Bank Corp.	12,152	$272,448
Merchants Bancshares, Inc.(a)	6,999	208,150
MidSouth Bancorp, Inc.	9,949	75,911
MidWestOne Financial Group, Inc.(a)	7,752	212,792
MutualFirst Financial, Inc.	4,712	118,742
National Bank Holdings Corp. Class A	8,912	181,716
National Penn Bancshares, Inc.(a)	161,223	1,715,413
NBT Bancorp, Inc.	43,665	1,176,772
Northrim BanCorp, Inc.	6,367	152,235
Old National Bancorp	126,960	1,547,642
Opus Bank	11,926	405,484
Pacific Continental Corp.	17,705	285,582
Park National Corp.(a)	19,551	1,759,590
Park Sterling Corp.	24,458	163,135
Peapack Gladstone Financial Corp.(a)	4,502	76,084
Penns Woods Bancorp, Inc.(a)	6,224	239,873
Peoples Bancorp, Inc.	18,177	355,179
Peoples Financial Services Corp.	7,437	276,656
Pinnacle Financial Partners, Inc.	12,036	590,486
Preferred Bank	5,861	177,295
QCR Holdings, Inc.	1,533	36,562
Renasant Corp.	24,777	815,411
Republic Bancorp, Inc. Class A	18,533	478,707
S&T Bancorp, Inc.	27,138	699,075
Sandy Spring Bancorp, Inc.	27,412	762,876
ServisFirst Bancshares, Inc.	4,108	182,395
Shore Bancshares, Inc.	2,850	34,143
Sierra Bancorp	9,744	176,854
Simmons First National Corp. Class A	16,678	751,677
South State Corp.	11,083	711,861
Southern National Bancorp of Virginia, Inc.	9,144	108,997
Southside Bancshares, Inc.	29,840	777,929
Southwest Bancorp, Inc.	8,560	128,828
Sterling Bancorp	70,711	1,126,426
Stock Yards Bancorp, Inc.	13,013	501,391
Stonegate Bank	3,106	93,056
Suffolk Bancorp	5,241	132,283
Tompkins Financial Corp.	13,643	873,152
Towne Bank(a)	36,580	701,970
Trico Bancshares	14,102	357,063
Trustmark Corp.	84,070	1,936,132
Union Bankshares Corp.	42,624	1,049,829
United Community Banks, Inc.	25,674	474,199
Univest Corp. of Pennsylvania	24,217	472,474
Washington Trust Bancorp, Inc.	18,949	707,177
WesBanco, Inc.	37,011	1,099,597
West Bancorp, Inc.	15,866	289,237
Westamerica Bancorp(a)	27,822	1,355,210
Wilshire Bancorp, Inc.	52,743	543,253
Wintrust Financial Corp.	13,792	611,537
Yadkin Financial Corp.	19,311	457,091

Total Banks		73,373,326
Beverages – 0.0%
Coca-Cola Bottling Co. Consolidated	3,232	516,344
MGP Ingredients, Inc.	3,713	90,003

Total Beverages		606,347
Biotechnology – 0.5%
PDL BioPharma, Inc.	1,750,417	5,828,889
Building Products – 0.8%
AAON, Inc.	44,192	1,237,376
Advanced Drainage Systems, Inc.(a)	40,610	864,993
Apogee Enterprises, Inc.	23,565	1,034,268
Griffon Corp.	45,994	710,607
Insteel Industries, Inc.(a)	9,715	296,988
Quanex Building Products Corp.	26,288	456,360
Simpson Manufacturing Co., Inc.	76,586	2,923,288
Universal Forest Products, Inc.	20,014	1,717,601

Total Building Products		9,241,481
Capital Markets – 1.4%
Arlington Asset Investment Corp. Class A(a)	92,257	1,155,980
Artisan Partners Asset Management, Inc. Class A	86,458	2,666,365
BGC Partners, Inc. Class A	408,036	3,692,726
Calamos Asset Management, Inc. Class A	41,912	355,833
Cohen & Steers, Inc.(a)	47,826	1,861,388
Evercore Partners, Inc. Class A	28,701	1,485,277
FBR & Co.	8,538	154,452
Financial Engines, Inc.	12,885	404,976
GAMCO Investors, Inc. Class A	2,406	89,166
Greenhill & Co., Inc.	64,645	1,435,119
Houlihan Lokey, Inc.	9,650	240,285
Investment Technology Group, Inc.	16,326	360,805
Manning & Napier, Inc.	35,520	286,646
Moelis & Co. Class A	27,687	781,604
Oppenheimer Holdings, Inc. Class A(a)	11,375	179,497
Pzena Investment Management, Inc. Class A	6,666	50,328
Silvercrest Asset Management Group, Inc. Class A	9,086	115,756
Virtu Financial, Inc. Class A	48,314	1,068,222
Virtus Investment Partners, Inc.	3,798	296,662
Westwood Holdings Group, Inc.	12,147	712,422

Total Capital Markets		17,393,509
Chemicals – 2.7%
A. Schulman, Inc.	68,987	1,877,826
Axiall Corp.	242,805	5,302,861
Balchem Corp.	12,686	786,786
Calgon Carbon Corp.	52,147	731,101
Chase Corp.	12,404	652,326
Chemours Co. (The)	325,214	2,276,498
FutureFuel Corp.	66,446	783,398
H.B. Fuller Co.	61,802	2,623,495
Hawkins, Inc.	18,748	676,615
Innophos Holdings, Inc.	104,403	3,227,097
Innospec, Inc.	22,882	992,164
KMG Chemicals, Inc.	4,760	109,813

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	61

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
Kronos Worldwide, Inc.(a)	1,072,892	$6,136,942
Minerals Technologies, Inc.	10,781	612,900
Quaker Chemical Corp.	18,591	1,577,632
Rayonier Advanced Materials, Inc.(a)	112,307	1,066,917
Stepan Co.	28,776	1,591,025
Tredegar Corp.	86,357	1,357,532

Total Chemicals		32,382,928
Commercial Services & Supplies – 5.8%
ABM Industries, Inc.	107,399	3,470,062
Brady Corp. Class A	132,555	3,557,776
Brink’s Co. (The)	55,589	1,867,235
CECO Environmental Corp.	108,784	675,549
Covanta Holding Corp.	792,567	13,362,680
Ennis, Inc.	79,092	1,546,249
Essendant, Inc.	54,709	1,746,858
G&K Services, Inc. Class A	40,513	2,967,577
Herman Miller, Inc.	101,468	3,134,347
HNI Corp.	105,722	4,141,131
Interface, Inc.	59,234	1,098,198
Kimball International, Inc. Class B	67,490	766,011
Knoll, Inc.	99,411	2,152,248
Matthews International Corp. Class A	30,194	1,554,085
McGrath RentCorp	79,454	1,992,706
Mobile Mini, Inc.	91,276	3,013,934
MSA Safety, Inc.	94,647	4,576,182
Multi-Color Corp.	4,387	234,046
Quad/Graphics, Inc.(a)	391,737	5,069,077
Steelcase, Inc. Class A	186,993	2,789,936
Tetra Tech, Inc.	60,440	1,802,321
U.S. Ecology, Inc.	35,644	1,574,039
UniFirst Corp.	1,982	216,276
Viad Corp.	22,183	646,856
VSE Corp.	3,271	222,068
West Corp.	277,506	6,332,687

Total Commercial Services & Supplies		70,510,134
Communications Equipment – 0.8%
ADTRAN, Inc.	92,426	1,868,854
Alliance Fiber Optic Products, Inc.*	14,740	218,004
Bel Fuse, Inc. Class B	13,033	190,282
Black Box Corp.	59,383	799,889
Comtech Telecommunications Corp.	83,456	1,950,367
InterDigital, Inc.	48,798	2,715,609
Plantronics, Inc.	35,478	1,390,383
TESSCO Technologies, Inc.	27,430	456,709

Total Communications Equipment		9,590,097
Construction & Engineering – 0.4%
Argan, Inc.	27,459	965,458
Comfort Systems USA, Inc.	26,147	830,690
Granite Construction, Inc.	42,691	2,040,630
Primoris Services Corp.(a)	44,363	1,078,021

Total Construction & Engineering		4,914,799
Construction Materials – 0.0%
United States Lime & Minerals, Inc.(a)	4,194	251,682
Consumer Finance – 0.1%
Cash America International, Inc.(a)	5,060	195,519
Nelnet, Inc. Class A	15,898	625,904

Total Consumer Finance		821,423
Containers & Packaging – 0.4%
Greif, Inc. Class A	106,554	3,489,643
Myers Industries, Inc.	97,179	1,249,722

Total Containers & Packaging		4,739,365
Distributors – 0.2%
Core-Mark Holding Co., Inc.	14,495	1,182,212
Weyco Group, Inc.(a)	27,478	731,465

Total Distributors		1,913,677
Diversified Consumer Services – 0.4%
Capella Education Co.(a)	30,601	1,610,837
Carriage Services, Inc.	6,696	144,700
Collectors Universe, Inc.	68,840	1,142,744
DeVry Education Group, Inc.(a)	82,018	1,416,451
Liberty Tax, Inc.(a)	30,201	591,638
Universal Technical Institute, Inc.	39,400	169,814

Total Diversified Consumer Services		5,076,184
Diversified Financial Services – 0.1%
A-Mark Precious Metals, Inc.	2,501	49,770
Gain Capital Holdings, Inc.	42,968	281,870
Marlin Business Services Corp.	14,527	207,881
Resource America, Inc. Class A(a)	35,539	205,060

Total Diversified Financial Services		744,581
Diversified Telecommunication Services –2.1%
Atlantic Tele-Network, Inc.	22,594	1,713,303
Cogent Communications Holdings, Inc.	163,964	6,399,515
Consolidated Communications Holdings, Inc.	319,428	8,228,465
IDT Corp. Class B	119,310	1,860,043
Inteliquent, Inc.	94,578	1,517,977
Windstream Holdings, Inc.(a)	847,700	6,510,336

Total Diversified Telecommunication Services		26,229,639
Electric Utilities – 2.9%
ALLETE, Inc.	172,218	9,656,263
El Paso Electric Co.	112,330	5,153,700
Empire District Electric Co. (The)(a)	156,984	5,188,321
MGE Energy, Inc.	80,800	4,221,800
Otter Tail Corp.(a)	154,743	4,583,488
PNM Resources, Inc.	189,972	6,405,856

Total Electric Utilities		35,209,428
Electrical Equipment – 0.8%
Allied Motion Technologies, Inc.	3,827	68,886
AZZ, Inc.	23,822	1,348,325
Encore Wire Corp.	3,497	136,138
Franklin Electric Co., Inc.	52,471	1,687,992
General Cable Corp.	247,262	3,019,069

See Notes to Financial Statements.

62	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
Hubbell, Inc.	12,632	$1,338,108
LSI Industries, Inc.	31,367	368,562
Powell Industries, Inc.	39,109	1,165,840
Preformed Line Products Co.(a)	8,148	297,565

Total Electrical Equipment		9,430,485
Electronic Equipment, Instruments & Components – 1.9%
AVX Corp.	483,005	6,071,373
Badger Meter, Inc.	16,997	1,130,471
CTS Corp.	25,842	406,753
Daktronics, Inc.	167,005	1,319,340
Dolby Laboratories, Inc. Class A	63,961	2,779,745
Electro Rent Corp.	105,040	972,670
Electro Scientific Industries, Inc.*	162,258	1,160,145
Littelfuse, Inc.	20,439	2,516,245
Mesa Laboratories, Inc.(a)	1,776	171,118
Methode Electronics, Inc.	37,099	1,084,775
MTS Systems Corp.	25,137	1,529,586
Park Electrochemical Corp.	43,444	695,538
Vishay Intertechnology, Inc.(a)	237,667	2,901,914

Total Electronic Equipment, Instruments & Components		22,739,673
Energy Equipment & Services – 1.5%
Archrock, Inc.	465,517	3,724,136
Bristow Group, Inc.	157,581	2,981,432
Gulf Island Fabrication, Inc.	54,633	428,869
Patterson-UTI Energy, Inc.	336,429	5,927,879
Superior Energy Services, Inc.	302,871	4,055,443
U.S. Silica Holdings, Inc.(a)	57,871	1,314,829

Total Energy Equipment & Services		18,432,588
Food & Staples Retailing – 0.7%
Andersons, Inc. (The)	46,282	1,453,718
Ingles Markets, Inc. Class A	16,339	612,713
SpartanNash Co.	78,069	2,366,271
Village Super Market, Inc. Class A	32,665	789,186
Weis Markets, Inc.	66,445	2,994,012

Total Food & Staples Retailing		8,215,900
Food Products – 2.7%
Alico, Inc.	3,972	109,667
B&G Foods, Inc.	199,722	6,952,323
Cal-Maine Foods, Inc.(a)	313,123	16,254,215
Calavo Growers, Inc.	22,749	1,298,058
Dean Foods Co.	126,315	2,187,776
J&J Snack Foods Corp.	20,037	2,169,606
Limoneira Co.(a)	13,345	202,844
Sanderson Farms, Inc.(a)	22,415	2,021,384
Tootsie Roll Industries, Inc.(a)	38,505	1,345,375

Total Food Products		32,541,248
Gas Utilities – 2.5%
Chesapeake Utilities Corp.	28,835	1,815,740
Laclede Group, Inc. (The)	129,258	8,757,230
Northwest Natural Gas Co.	90,664	4,882,256
ONE Gas, Inc.	113,370	6,926,907
South Jersey Industries, Inc.	290,261	8,257,925

Total Gas Utilities		30,640,058
Health Care Equipment & Supplies – 0.6%
Abaxis, Inc.	16,606	753,746
Analogic Corp.	4,949	391,021
Atrion Corp.	1,436	567,737
CONMED Corp.	45,846	1,922,781
CryoLife, Inc.	27,384	294,378
Invacare Corp.(a)	7,095	93,441
LeMaitre Vascular, Inc.(a)	15,035	233,343
Meridian Bioscience, Inc.	143,898	2,965,738
Utah Medical Products, Inc.	6,161	385,309

Total Health Care Equipment & Supplies		7,607,494
Health Care Providers & Services – 1.2%
Aceto Corp.	23,632	556,770
Digirad Corp.	56,754	281,500
Ensign Group, Inc. (The)	26,858	608,065
Kindred Healthcare, Inc.	271,030	3,347,221
Landauer, Inc.	23,908	790,638
National Healthcare Corp.(a)	31,553	1,965,752
National Research Corp. Class A(a)	24,888	387,008
Owens & Minor, Inc.	151,612	6,128,157
U.S. Physical Therapy, Inc.	12,702	631,670

Total Health Care Providers & Services		14,696,781
Health Care Technology – 0.2%
Computer Programs & Systems, Inc.(a)	53,733	2,800,564
Hotels, Restaurants & Leisure – 3.7%
Bloomin’ Brands, Inc.	147,903	2,495,124
Bob Evans Farms, Inc.	63,950	2,985,826
Cheesecake Factory, Inc. (The)	72,374	3,842,336
ClubCorp Holdings, Inc.	164,501	2,309,594
DineEquity, Inc.	68,843	6,432,001
International Speedway Corp. Class A	16,788	619,645
Interval Leisure Group, Inc.(a)	148,991	2,151,430
Marcus Corp. (The)	35,824	678,865
Marriott Vacations Worldwide Corp.	43,916	2,964,330
Papa John’s International, Inc.	40,771	2,209,380
Peak Resorts, Inc.(a)	67,604	229,854
Ruth’s Hospitality Group, Inc.	43,733	805,125
SeaWorld Entertainment, Inc.(a)	359,522	7,571,533
Sonic Corp.	61,609	2,166,172
Speedway Motorsports, Inc.	104,874	2,079,651
Texas Roadhouse, Inc.	117,594	5,124,747

Total Hotels, Restaurants & Leisure		44,665,613
Household Durables – 1.0%
Bassett Furniture Industries, Inc.	13,009	414,467
CSS Industries, Inc.	20,275	566,281
Ethan Allen Interiors, Inc.	50,947	1,621,133
Flexsteel Industries, Inc.	10,673	466,197
Hooker Furniture Corp.(a)	15,230	500,305
KB Home(a)	61,449	877,492
La-Z-Boy, Inc.	68,680	1,836,503

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	63

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
Lennar Corp. Class B	11,247	$435,371
Libbey, Inc.	35,171	654,180
Lifetime Brands, Inc.	15,087	227,361
MDC Holdings, Inc.	166,577	4,174,420
NACCO Industries, Inc. Class A	11,365	652,465

Total Household Durables		12,426,175
Household Products – 0.8%
Energizer Holdings, Inc.	155,317	6,291,892
Oil-Dri Corp. of America	10,676	360,635
Orchids Paper Products Co.(a)	43,571	1,198,638
WD-40 Co.	19,006	2,052,838

Total Household Products		9,904,003
Independent Power & Renewable Electricity Producers – 1.8%
NRG Yield, Inc. Class A(a)	213,783	2,901,035
NRG Yield, Inc. Class C(a)	371,673	5,292,624
Ormat Technologies, Inc.	29,500	1,216,580
Pattern Energy Group, Inc.(a)	496,084	9,460,322
TerraForm Global, Inc. Class A*(a)	1,061,803	2,527,091

Total Independent Power & Renewable Electricity Producers		21,397,652
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	101,161	1,620,599
Insurance – 1.2%
American Equity Investment Life Holding Co.	22,815	383,292
AMERISAFE, Inc.	7,533	395,784
Baldwin & Lyons, Inc. Class B	15,878	390,758
Crawford & Co. Class A	50,045	301,271
Crawford & Co. Class B(a)	22,135	143,435
Donegal Group, Inc. Class A	27,378	393,696
EMC Insurance Group, Inc.	20,003	513,077
Employers Holdings, Inc.	8,876	249,771
FBL Financial Group, Inc. Class A	19,840	1,220,557
Federated National Holding Co.	3,548	69,754
Fidelity & Guaranty Life	19,207	503,992
HCI Group, Inc.	11,631	387,312
Horace Mann Educators Corp.	38,605	1,223,392
Independence Holding Co.(a)	4,385	69,809
Infinity Property & Casualty Corp.	7,497	603,508
Investors Title Co.	431	39,251
Kemper Corp.	39,198	1,159,085
National General Holdings Corp.	18,151	391,880
National Interstate Corp.	12,094	361,852
National Western Life Group, Inc. Class A(a)	147	33,903
Primerica, Inc.(a)	19,846	883,742
Safety Insurance Group, Inc.	25,147	1,434,888
Selective Insurance Group, Inc.	32,602	1,193,559
State Auto Financial Corp.	24,314	536,367
State National Cos., Inc.(a)	35,358	445,511
Stewart Information Services Corp.	2,363	85,730
United Fire Group, Inc.	18,387	805,718
Universal Insurance Holdings, Inc.(a)	23,523	418,709

Total Insurance		14,639,603
Internet & Catalog Retail – 0.2%
Nutrisystem, Inc.	81,060	1,691,722
PetMed Express, Inc.(a)	74,443	1,333,274

Total Internet & Catalog Retail		3,024,996
Internet Software & Services – 0.2%
EarthLink Holdings Corp.	243,397	1,380,061
Marchex, Inc. Class B	58,505	260,347
Reis, Inc.	22,321	525,660

Total Internet Software & Services		2,166,068
IT Services – 1.4%
Cass Information Systems, Inc.	17,073	893,771
Computer Task Group, Inc.	61,326	313,376
Convergys Corp.	108,262	3,006,436
CSG Systems International, Inc.	56,744	2,562,559
Forrester Research, Inc.	34,566	1,161,763
Hackett Group, Inc. (The)	28,831	435,925
ManTech International Corp. Class A	55,386	1,771,798
Science Applications International Corp.	103,165	5,502,821
TeleTech Holdings, Inc.	53,193	1,476,638

Total IT Services		17,125,087
Leisure Products – 0.2%
Callaway Golf Co.	30,111	274,612
Escalade, Inc.(a)	39,864	469,199
Johnson Outdoors, Inc. Class A	10,769	239,287
Sturm Ruger & Co., Inc.(a)	26,799	1,832,516

Total Leisure Products		2,815,614
Machinery – 4.6%
Actuant Corp. Class A	9,625	237,834
Alamo Group, Inc.	5,770	321,447
Albany International Corp. Class A	45,050	1,693,430
Altra Industrial Motion Corp.	50,744	1,409,668
American Railcar Industries, Inc.(a)	55,616	2,265,240
Astec Industries, Inc.	19,869	927,286
Barnes Group, Inc.	63,054	2,208,782
Briggs & Stratton Corp.	112,271	2,685,522
CIRCOR International, Inc.	4,507	209,080
Columbus McKinnon Corp.	13,816	217,740
Douglas Dynamics, Inc.	76,050	1,742,306
Dynamic Materials Corp.(a)	27,367	177,338
Eastern Co. (The)	13,240	217,401
EnPro Industries, Inc.	32,802	1,892,019
ESCO Technologies, Inc.	18,630	726,197
Federal Signal Corp.	94,691	1,255,603
FreightCar America, Inc.	17,249	268,739
Global Brass & Copper Holdings, Inc.	12,394	309,230
Gorman-Rupp Co. (The)(a)	33,658	872,752
Graham Corp.	15,492	308,446
Greenbrier Cos., Inc. (The)(a)	66,622	1,841,432
Hardinge, Inc.	11,328	141,260
Hillenbrand, Inc.	147,608	4,420,860
Hurco Cos., Inc.	6,692	220,769
Hyster-Yale Materials Handling, Inc.	22,974	1,530,068

See Notes to Financial Statements.

64	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
John Bean Technologies Corp.	18,908	$1,066,600
Joy Global, Inc.(a)	560,187	9,002,205
Kadant, Inc.	15,457	698,038
Kennametal, Inc.(a)	211,268	4,751,417
L.B. Foster Co. Class A	12,093	219,609
Lindsay Corp.(a)	16,001	1,145,832
Manitowoc Co., Inc. (The)(a)	62,200	269,326
Miller Industries, Inc.	29,435	596,942
Mueller Industries, Inc.	52,626	1,548,257
Mueller Water Products, Inc. Class A	126,400	1,248,832
NN, Inc.(a)	40,417	552,905
Standex International Corp.	7,472	581,396
Sun Hydraulics Corp.	25,958	861,546
Supreme Industries, Inc. Class A	19,413	171,611
Tennant Co.	20,927	1,077,322
Terex Corp.	116,321	2,894,066
Titan International, Inc.(a)	21,829	117,440
Watts Water Technologies, Inc. Class A	30,364	1,673,967

Total Machinery		56,577,760
Marine – 0.2%
Matson, Inc.	60,251	2,420,283
Media – 4.9%
A.H. Belo Corp. Class A	96,436	463,857
AMC Entertainment Holdings, Inc. Class A	63,231	1,769,836
Entravision Communications Corp. Class A	68,237	507,683
Gannett Co., Inc.(a)	365,933	5,540,226
Harte-Hanks, Inc.	532,779	1,347,931
John Wiley & Sons, Inc. Class A	110,289	5,392,029
Journal Media Group, Inc.	41,592	497,440
Meredith Corp.	130,741	6,210,197
National CineMedia, Inc.	303,346	4,613,893
New Media Investment Group, Inc.	266,905	4,441,299
New York Times Co. (The) Class A	165,711	2,064,759
Nexstar Broadcasting Group, Inc. Class A(a)	35,069	1,552,505
Regal Entertainment Group Class A(a)	539,122	11,397,039
Saga Communications, Inc. Class A(a)	9,178	367,671
Salem Media Group, Inc. Class A	60,576	348,918
Scholastic Corp.	39,982	1,494,127
Sinclair Broadcast Group, Inc. Class A	120,030	3,690,923
Time, Inc.	446,139	6,888,386
World Wrestling Entertainment, Inc. Class A(a)	88,077	1,555,440

Total Media		60,144,159
Metals & Mining – 3.5%
Allegheny Technologies, Inc.(a)	515,557	8,403,579
Ampco-Pittsburgh Corp.	54,527	758,471
Carpenter Technology Corp.	94,689	3,241,204
Commercial Metals Co.	331,174	5,620,023
Gold Resource Corp.(a)	258,661	602,680
Haynes International, Inc.	27,457	1,002,180
Hecla Mining Co.(a)	165,577	460,304
Kaiser Aluminum Corp.	29,218	2,470,090
Materion Corp.	22,566	597,548
Olympic Steel, Inc.	8,546	147,931
Royal Gold, Inc.	134,871	6,917,534
Schnitzer Steel Industries, Inc. Class A	111,831	2,062,164
United States Steel Corp.(a)	300,215	4,818,451
Worthington Industries, Inc.	149,818	5,339,513

Total Metals & Mining		42,441,672
Multi-Utilities – 1.7%
Avista Corp.	208,610	8,507,116
Black Hills Corp.(a)	169,806	10,210,434
Unitil Corp.	48,920	2,078,611

Total Multi-Utilities		20,796,161
Multiline Retail – 0.4%
Big Lots, Inc.	82,993	3,758,753
Fred’s, Inc. Class A(a)	48,826	727,996

Total Multiline Retail		4,486,749
Oil, Gas & Consumable Fuels – 2.5%
Adams Resources & Energy, Inc.(a)	8,022	320,719
Alon USA Energy, Inc.	230,053	2,374,147
Delek U.S. Holdings, Inc.	126,533	1,928,363
Evolution Petroleum Corp.(a)	102,967	500,420
Green Plains, Inc.	73,331	1,170,363
Panhandle Oil and Gas, Inc. Class A	14,724	254,872
SemGroup Corp. Class A	250,751	5,616,822
SM Energy Co.(a)	26,163	490,295
Targa Resources Corp.	608,394	18,166,645

Total Oil, Gas & Consumable Fuels		30,822,646
Paper & Forest Products – 0.8%
Deltic Timber Corp.(a)	7,132	428,990
KapStone Paper and Packaging Corp.	138,899	1,923,751
Neenah Paper, Inc.	30,322	1,930,298
PH Glatfelter Co.	105,168	2,180,133
Schweitzer-Mauduit International, Inc.	102,052	3,212,597

Total Paper & Forest Products		9,675,769
Personal Products – 0.9%
Coty, Inc. Class A(a)	67,419	1,876,271
Inter Parfums, Inc.	55,427	1,712,694
Nu Skin Enterprises, Inc. Class A(a)	192,613	7,367,447

Total Personal Products		10,956,412
Pharmaceuticals – 1.1%
Innoviva, Inc.(a)	1,052,788	13,254,601
Phibro Animal Health Corp. Class A	19,377	523,954

Total Pharmaceuticals		13,778,555
Professional Services – 1.1%
Barrett Business Services, Inc.	12,687	364,751
CEB, Inc.	65,933	4,267,843
Exponent, Inc.	25,835	1,317,843
Heidrick & Struggles International, Inc.	29,006	687,442
Insperity, Inc.	39,134	2,024,402
Kelly Services, Inc. Class A	38,381	733,845
Kforce, Inc.	48,986	959,146

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	65

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
Korn/Ferry International	49,049	$1,387,596
Resources Connection, Inc.	74,760	1,163,266

Total Professional Services		12,906,134
Real Estate Investment Trusts (REITs) – 14.5%
Acadia Realty Trust	66,433	2,333,791
Agree Realty Corp.	33,623	1,293,477
Alexander’s, Inc.	5,888	2,240,678
American Assets Trust, Inc.	37,428	1,494,126
Armada Hoffler Properties, Inc.	54,150	609,187
Ashford Hospitality Prime, Inc.(a)	25,644	299,265
Ashford Hospitality Trust, Inc.	236,286	1,507,505
Bluerock Residential Growth REIT, Inc.(a)	64,591	702,750
Brandywine Realty Trust	257,002	3,605,738
CareTrust REIT, Inc.	88,701	1,126,503
CatchMark Timber Trust, Inc. Class A	56,793	615,068
CBL & Associates Properties, Inc.	455,490	5,420,331
Cedar Realty Trust, Inc.	77,257	558,568
Chatham Lodging Trust	69,099	1,480,791
Chesapeake Lodging Trust	115,364	3,052,531
Colony Starwood Homes	41,344	1,023,264
Community Healthcare Trust, Inc.	18,873	348,962
CorEnergy Infrastructure Trust, Inc.(a)	66,581	1,338,944
CoreSite Realty Corp.	28,711	2,010,057
Corporate Office Properties Trust	149,722	3,928,705
Cousins Properties, Inc.	239,984	2,491,034
CyrusOne, Inc.	73,443	3,352,673
DiamondRock Hospitality Co.	301,926	3,055,491
DuPont Fabros Technology, Inc.	110,002	4,458,381
Easterly Government Properties, Inc.	36,395	674,035
EastGroup Properties, Inc.	44,586	2,691,657
Education Realty Trust, Inc.	72,823	3,029,437
Empire State Realty Trust, Inc. Class A	71,566	1,254,552
FelCor Lodging Trust, Inc.	102,189	829,775
First Industrial Realty Trust, Inc.	81,367	1,850,286
First Potomac Realty Trust	97,960	887,518
Franklin Street Properties Corp.	246,223	2,612,426
Geo Group, Inc. (The)	216,022	7,489,483
Getty Realty Corp.	61,226	1,214,112
Gladstone Commercial Corp.	74,225	1,215,805
Global Net Lease, Inc.(a)	431,075	3,690,002
Government Properties Income Trust(a)	242,962	4,336,872
Gramercy Property Trust(a)	273,411	2,310,323
Hersha Hospitality Trust	72,637	1,550,074
Independence Realty Trust, Inc.	147,256	1,048,463
InfraREIT, Inc.	62,247	1,061,311
Investors Real Estate Trust(a)	284,138	2,062,842
Kite Realty Group Trust	110,915	3,073,455
Lexington Realty Trust(a)	619,371	5,326,591
LTC Properties, Inc.	57,212	2,588,271
Mack-Cali Realty Corp.	76,725	1,803,037
Monmouth Real Estate Investment Corp. Class A(a)	124,313	1,478,082
Monogram Residential Trust, Inc.(a)	163,222	1,609,369
National Health Investors, Inc.	66,969	4,454,778
National Storage Affiliates Trust	35,885	760,762
New Senior Investment Group, Inc.(a)	306,345	3,155,353
New York REIT, Inc.(a)	203,541	2,055,764
NexPoint Residential Trust, Inc.	45,525	595,922
One Liberty Properties, Inc.(a)	37,546	841,406
Parkway Properties, Inc.(a)	166,128	2,601,564
Pebblebrook Hotel Trust	96,272	2,798,627
Pennsylvania Real Estate Investment Trust(a)	88,114	1,925,291
Physicians Realty Trust	155,746	2,893,761
Potlatch Corp.	62,515	1,969,222
Preferred Apartment Communities, Inc. Class A(a)	46,179	585,550
PS Business Parks, Inc.	23,766	2,388,721
QTS Realty Trust, Inc. Class A	39,786	1,885,061
Ramco-Gershenson Properties Trust	128,055	2,308,832
Retail Opportunity Investments Corp.	119,694	2,408,243
Rexford Industrial Realty, Inc.(a)	59,128	1,073,764
Rouse Properties, Inc.(a)	91,143	1,675,208
Sabra Health Care REIT, Inc.	167,263	3,360,314
Saul Centers, Inc.	21,531	1,141,574
Select Income REIT	290,642	6,699,298
Silver Bay Realty Trust Corp.	35,975	534,229
STAG Industrial, Inc.	160,661	3,271,058
Summit Hotel Properties, Inc.	106,048	1,269,394
Terreno Realty Corp.	44,326	1,039,445
Tier REIT, Inc.(a)	71,837	965,489
UMH Properties, Inc.	64,952	644,324
Universal Health Realty Income Trust	20,891	1,175,119
Urban Edge Properties	110,261	2,849,144
Urstadt Biddle Properties, Inc. Class A	41,988	879,649
Washington Real Estate Investment Trust	94,306	2,754,678
Whitestone REIT(a)	84,881	1,066,954
WP GLIMCHER, Inc.	554,784	5,264,900
Xenia Hotels & Resorts, Inc.(a)	205,531	3,210,394

Total Real Estate Investment Trusts (REITs)		176,539,390
Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.	10,720	393,210
Consolidated-Tomoka Land Co.	411	18,963
Farmland Partners, Inc.	17,223	184,803
Griffin Industrial Realty, Inc.	2,210	54,278
RE/MAX Holdings, Inc. Class A	6,624	227,203

Total Real Estate Management & Development		878,457
Road & Rail – 0.5%
ArcBest Corp.	33,369	720,437
Celadon Group, Inc.	17,389	182,237
Heartland Express, Inc.(a)	34,081	632,203
Knight Transportation, Inc.	68,244	1,784,581
Marten Transport Ltd.	17,670	330,782
Universal Truckload Services, Inc.(a)	50,754	835,918
Werner Enterprises, Inc.	59,220	1,608,415

Total Road & Rail		6,094,573
Semiconductors & Semiconductor Equipment – 1.3%
Brooks Automation, Inc.	204,282	2,124,533
Cohu, Inc.	42,130	500,504

See Notes to Financial Statements.

66	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
Intersil Corp. Class A	407,635	$5,450,080
IXYS Corp.	35,133	394,192
MKS Instruments, Inc.	85,191	3,207,441
Power Integrations, Inc.	23,860	1,184,888
Tessera Technologies, Inc.	107,868	3,343,908

Total Semiconductors & Semiconductor Equipment		16,205,546
Software – 0.6%
American Software, Inc. Class A	85,286	767,574
Ebix, Inc.(a)	26,649	1,087,013
Epiq Systems, Inc.	78,841	1,184,192
Mentor Graphics Corp.	125,994	2,561,458
Monotype Imaging Holdings, Inc.	53,729	1,285,198
Pegasystems, Inc.	28,119	713,660
QAD, Inc. Class A	17,420	370,175

Total Software		7,969,270
Specialty Retail – 5.4%
Aaron’s, Inc.	27,485	689,873
Abercrombie & Fitch Co. Class A	173,841	5,482,945
Barnes & Noble, Inc.	427,868	5,288,448
Big 5 Sporting Goods Corp.	81,945	910,409
Buckle, Inc. (The)(a)	119,112	4,034,323
Caleres, Inc.	36,398	1,029,699
Cato Corp. (The) Class A	70,274	2,709,063
Chico’s FAS, Inc.	318,383	4,224,942
Children’s Place, Inc. (The)(a)	18,940	1,580,922
Citi Trends, Inc.	14,666	261,495
DSW, Inc. Class A	229,338	6,338,902
Finish Line, Inc. (The) Class A	83,777	1,767,695
GNC Holdings, Inc. Class A	163,000	5,175,250
Group 1 Automotive, Inc.	22,597	1,326,218
Guess?, Inc.	333,058	6,251,499
Haverty Furniture Cos., Inc.	30,923	654,331
Monro Muffler Brake, Inc.	23,497	1,679,331
Outerwall, Inc.(a)	42,115	1,557,834
Pier 1 Imports, Inc.	344,196	2,412,814
Rent-A-Center, Inc.	280,416	4,444,594
Shoe Carnival, Inc.	19,957	538,041
Sonic Automotive, Inc. Class A	21,336	394,289
Stage Stores, Inc.(a)	203,410	1,639,485
Stein Mart, Inc.	166,941	1,223,677
Tailored Brands, Inc.	198,861	3,559,612
Winmark Corp.	1,037	101,605

Total Specialty Retail		65,277,296
Technology Hardware, Storage & Peripherals – 1.1%
Diebold, Inc.(a)	199,360	5,763,498
Lexmark International, Inc. Class A	233,924	7,820,079

Total Technology Hardware, Storage & Peripherals		13,583,577
Textiles, Apparel & Luxury Goods – 0.4%
Culp, Inc.	9,338	244,842
Movado Group, Inc.	23,971	659,922
Oxford Industries, Inc.	23,020	1,547,635
Superior Uniform Group, Inc.(a)	23,187	413,192
Wolverine World Wide, Inc.	119,969	2,209,829

Total Textiles, Apparel & Luxury Goods		5,075,420
Thrifts & Mortgage Finance – 1.2%
Astoria Financial Corp.	32,291	511,489
Bank Mutual Corp.	35,205	266,502
BankFinancial Corp.	9,225	109,040
Cape Bancorp, Inc.	13,816	185,687
Capitol Federal Financial, Inc.	115,943	1,537,404
Clifton Bancorp, Inc.	13,730	207,598
Dime Community Bancshares, Inc.	37,779	665,666
EverBank Financial Corp.	57,451	866,936
Federal Agricultural Mortgage Corp. Class C	5,203	196,309
First Defiance Financial Corp.	5,690	218,553
First Financial Northwest, Inc.	7,539	99,289
Fox Chase Bancorp, Inc.	9,900	191,268
Hingham Institution for Savings(a)	615	73,253
Home Bancorp, Inc.	2,704	72,494
Meridian Bancorp, Inc.	14,319	199,320
Meta Financial Group, Inc.	2,911	132,742
Northfield Bancorp, Inc.	26,363	433,408
Northwest Bancshares, Inc.	133,528	1,803,963
OceanFirst Financial Corp.	14,200	251,056
Oritani Financial Corp.	61,854	1,049,662
Provident Financial Holdings, Inc.	6,740	114,917
Provident Financial Services, Inc.	71,171	1,436,942
Prudential Bancorp, Inc.	2,027	29,027
Pulaski Financial Corp.	9,314	150,421
Riverview Bancorp, Inc.	9,370	39,354
SI Financial Group, Inc.	4,533	63,145
Territorial Bancorp, Inc.	7,340	191,280
TrustCo Bank Corp.	135,075	818,554
United Community Financial Corp.	25,236	148,135
United Financial Bancorp, Inc.	57,619	725,423
Washington Federal, Inc.	64,678	1,464,957
Waterstone Financial, Inc.	13,148	179,865
Westfield Financial, Inc.	8,632	72,768
WSFS Financial Corp.	6,760	219,835

Total Thrifts & Mortgage Finance		14,726,262
Tobacco – 0.4%
Universal Corp.	76,473	4,344,431
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	90,843	3,942,586
GATX Corp.(a)	133,291	6,331,322
H&E Equipment Services, Inc.	203,081	3,560,010
Houston Wire & Cable Co.	61,116	427,201
Kaman Corp.	40,827	1,742,905
TAL International Group, Inc.*	313,846	4,845,782

Total Trading Companies & Distributors		20,849,806
Water Utilities – 1.0%
American States Water Co.	69,554	2,737,646
Artesian Resources Corp. Class A	24,917	696,679

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	67

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2016

Investments	Shares	Value
California Water Service Group	121,512	$3,246,801
Connecticut Water Service, Inc.	28,991	1,307,494
Middlesex Water Co.	44,938	1,386,337
SJW Corp.	48,904	1,777,660
York Water Co. (The)	29,271	893,351

Total Water Utilities		12,045,968
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	44,429	1,188,476
Spok Holdings, Inc.	52,266	915,177

Total Wireless Telecommunication Services		2,103,653
TOTAL COMMON STOCKS (Cost: $1,147,136,911)		1,205,854,008
EXCHANGE-TRADED FUND – 0.7%
United States – 0.7%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $7,331,835)	92,626	7,976,025
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.5%
United States – 12.5%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $152,545,820)(d)	152,545,820	152,545,820
TOTAL INVESTMENTS IN SECURITIES – 112.3% (Cost: $1,307,014,566)		1,366,375,853
Liabilities in Excess of Cash and Other Assets –(12.3)%		(149,718,290)

NET ASSETS – 100.0%		$1,216,657,563
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $149,799,674 and the total market value of the collateral held by the Fund was $154,047,827. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,502,007.

See Notes to Financial Statements.

68	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.4%
Puerto Rico – 0.8%
Banks – 0.7%
First BanCorp*	855,547	$2,498,197
IT Services – 0.1%
EVERTEC, Inc.	39,959	558,627

Total Puerto Rico		3,056,824
United States – 98.6%
Aerospace & Defense – 1.2%
Aerojet Rocketdyne Holdings, Inc.*	20,138	329,860
American Science & Engineering, Inc.	708	19,605
Astronics Corp.*	19,764	753,997
Cubic Corp.	7,416	296,343
DigitalGlobe, Inc.*	13,264	229,467
Engility Holdings, Inc.*	2,036	38,195
HEICO Corp.	25,816	1,552,316
KLX, Inc.*	7,576	243,493
National Presto Industries, Inc.(a)	4,648	389,224
Sparton Corp.*	7,719	138,865
Taser International, Inc.*	11,764	230,927
Vectrus, Inc.*	13,728	312,312

Total Aerospace & Defense		4,534,604
Air Freight & Logistics – 0.9%
Air Transport Services Group, Inc.*	34,070	523,997
Atlas Air Worldwide Holdings, Inc.*	23,084	975,761
Echo Global Logistics, Inc.*	5,773	156,795
Forward Air Corp.	11,357	514,699
Hub Group, Inc. Class A*	19,037	776,519
Park-Ohio Holdings Corp.	12,259	524,930
Radiant Logistics, Inc.*	7,526	26,868

Total Air Freight & Logistics		3,499,569
Airlines – 0.6%
SkyWest, Inc.	25,788	515,502
Virgin America, Inc.*(a)	44,094	1,700,265

Total Airlines		2,215,767
Auto Components – 1.5%
Cooper-Standard Holding, Inc.*	8,543	613,729
Dorman Products, Inc.*	19,678	1,070,877
Drew Industries, Inc.	12,238	788,861
Fox Factory Holding Corp.*	12,879	203,617
Metaldyne Performance Group, Inc.	67,392	1,132,860
Motorcar Parts of America, Inc.*	3,353	127,347
Shiloh Industries, Inc.*(a)	21,298	109,259
Standard Motor Products, Inc.	13,756	476,645
Stoneridge, Inc.*	10,113	147,245
Strattec Security Corp.	2,525	144,910
Superior Industries International, Inc.	10,346	228,440
Tower International, Inc.	14,320	389,504

Total Auto Components		5,433,294
Automobiles – 0.1%
Winnebago Industries, Inc.	20,285	455,398
Banks – 9.6%
1st Source Corp.	15,885	505,778
Access National Corp.	6,178	122,510
American National Bankshares, Inc.	4,735	119,938
Ameris Bancorp	9,569	283,051
Arrow Financial Corp.	7,299	193,934
Banc of California, Inc.	23,382	409,185
BancFirst Corp.	9,826	560,377
Bar Harbor Bankshares	3,786	125,771
BBCN Bancorp, Inc.	46,616	708,097
Berkshire Hills Bancorp, Inc.	13,151	353,630
Blue Hills Bancorp, Inc.	4,084	55,828
Boston Private Financial Holdings, Inc.	40,374	462,282
Bridge Bancorp, Inc.	4,729	144,093
Brookline Bancorp, Inc.	35,924	395,523
Bryn Mawr Bank Corp.	8,908	229,203
C1 Financial, Inc.*(a)	4,953	119,863
Camden National Corp.	4,881	205,002
Capital Bank Financial Corp. Class A	14,460	446,091
Capital City Bank Group, Inc.	4,824	70,382
Cardinal Financial Corp.	17,696	360,114
Centerstate Banks, Inc.	20,855	310,531
Central Pacific Financial Corp.	20,743	451,575
Chemical Financial Corp.	18,982	677,468
City Holding Co.	8,853	422,996
CNB Financial Corp.	11,542	203,024
CoBiz Financial, Inc.	18,576	219,568
Community Trust Bancorp, Inc.	11,078	391,275
ConnectOne Bancorp, Inc.	18,663	305,140
Customers Bancorp, Inc.*	16,717	395,023
Enterprise Financial Services Corp.	10,332	279,377
Farmers Capital Bank Corp.	4,774	126,129
FCB Financial Holdings, Inc. Class A*	8,623	286,801
Fidelity Southern Corp.	15,525	249,021
Financial Institutions, Inc.	8,511	247,415
First Bancorp	12,163	229,273
First Bancorp, Inc.	6,632	129,390
First Busey Corp.	14,674	300,524
First Business Financial Services, Inc.	5,892	135,104
First Commonwealth Financial Corp.	43,700	387,182
First Community Bancshares, Inc.	10,530	208,915
First Connecticut Bancorp, Inc.	6,634	105,879
First Financial Bancorp	33,461	608,321
First Financial Corp.	8,443	288,835
First Interstate BancSystem, Inc. Class A	25,432	715,402
First Merchants Corp.	20,316	478,848
First Midwest Bancorp, Inc.	36,821	663,514
First NBC Bank Holding Co.*(a)	15,184	312,639
Flushing Financial Corp.	16,898	365,335
Franklin Financial Network, Inc.*(a)	4,011	108,297
German American Bancorp, Inc.	7,796	251,031
Great Southern Bancorp, Inc.	8,390	311,521
Great Western Bancorp, Inc.	31,450	857,641
Green Bancorp, Inc.*	11,035	83,535

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	69

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
Guaranty Bancorp	9,405	$145,401
Hanmi Financial Corp.	17,746	390,767
Heartland Financial USA, Inc.	15,028	462,712
Heritage Commerce Corp.	10,442	104,524
Heritage Financial Corp.	16,494	289,800
HomeTrust Bancshares, Inc.*	3,690	67,638
Horizon Bancorp	6,423	158,777
Independent Bank Corp.	21,719	670,693
Independent Bank Group, Inc.	9,577	262,410
Lakeland Bancorp, Inc.	23,400	237,510
Lakeland Financial Corp.	8,085	370,131
LegacyTexas Financial Group, Inc.	20,102	395,004
MainSource Financial Group, Inc.	12,940	272,905
Mercantile Bank Corp.	9,316	208,865
MidSouth Bancorp, Inc.	10,446	79,703
MidWestOne Financial Group, Inc.	5,942	163,108
National Bank Holdings Corp. Class A	1,619	33,011
National Commerce Corp.*(a)	2,220	52,414
NBT Bancorp, Inc.	22,698	611,711
Northrim BanCorp, Inc.	6,071	145,158
OFG Bancorp(a)	7,262	50,761
Old National Bancorp	71,825	875,547
Old Second Bancorp, Inc.*	12,653	90,722
Opus Bank	11,415	388,110
Pacific Continental Corp.	9,639	155,477
Pacific Premier Bancorp, Inc.*	8,807	188,206
Park National Corp.	7,549	679,410
Park Sterling Corp.	18,764	125,156
Peapack Gladstone Financial Corp.	7,871	133,020
Penns Woods Bancorp, Inc.(a)	2,494	96,119
Peoples Bancorp, Inc.	6,836	133,575
Peoples Financial Services Corp.(a)	4,154	154,529
Preferred Bank	7,351	222,368
QCR Holdings, Inc.	4,791	114,265
Renasant Corp.	15,363	505,596
Republic Bancorp, Inc. Class A	11,127	287,410
S&T Bancorp, Inc.	17,944	462,237
Sandy Spring Bancorp, Inc.	13,479	375,121
Seacoast Banking Corp. of Florida*	7,876	124,362
ServisFirst Bancshares, Inc.	10,841	481,340
Sierra Bancorp	7,673	139,265
Southside Bancshares, Inc.	9,723	253,479
Southwest Bancorp, Inc.	9,115	137,181
Stock Yards Bancorp, Inc.	8,316	320,415
Stonegate Bank	6,021	180,389
Suffolk Bancorp	5,527	139,501
Tompkins Financial Corp.	8,010	512,640
Towne Bank(a)	23,425	449,526
Trico Bancshares	11,744	297,358
Tristate Capital Holdings, Inc.*	14,841	186,997
Triumph Bancorp, Inc.*	13,553	214,544
Trustmark Corp.	43,198	994,850
Union Bankshares Corp.	21,590	531,762
United Community Banks, Inc.	32,406	598,539
Univest Corp. of Pennsylvania	10,473	204,328
Veritex Holdings, Inc.*	3,958	57,510
Washington Trust Bancorp, Inc.	9,783	365,102
WesBanco, Inc.	21,030	624,801
West Bancorp, Inc.	9,074	165,419
Westamerica Bancorp(a)	11,206	545,844
Wilshire Bancorp, Inc.	47,715	491,464
Yadkin Financial Corp.	23,335	552,339

Total Banks		35,706,007
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	3,308	528,486
Craft Brew Alliance, Inc.*	2,395	19,711
MGP Ingredients, Inc.	8,545	207,131

Total Beverages		755,328
Biotechnology – 1.9%
Acorda Therapeutics, Inc.*	728	19,256
AMAG Pharmaceuticals, Inc.*(a)	64,964	1,520,158
Array BioPharma, Inc.*	5,435	16,033
BioSpecifics Technologies Corp.*	2,080	72,426
Concert Pharmaceuticals, Inc.*	7,234	98,816
Emergent Biosolutions, Inc.*	16,870	613,224
Enanta Pharmaceuticals, Inc.*(a)	23,109	678,711
NewLink Genetics Corp.*(a)	33,398	607,844
Osiris Therapeutics, Inc.*(a)	2,809	16,039
PDL BioPharma, Inc.	814,322	2,711,692
Repligen Corp.*	4,068	109,104
Retrophin, Inc.*	45,701	624,276

Total Biotechnology		7,087,579
Building Products – 1.4%
AAON, Inc.	19,184	537,152
Advanced Drainage Systems, Inc.(a)	6,496	138,365
American Woodmark Corp.*	5,030	375,188
Apogee Enterprises, Inc.	12,177	534,448
Continental Building Products, Inc.*	9,636	178,844
Gibraltar Industries, Inc.*	7,813	223,452
Griffon Corp.	19,868	306,961
Insteel Industries, Inc.	10,034	306,739
NCI Building Systems, Inc.*	12,809	181,888
Patrick Industries, Inc.*	9,492	430,842
PGT, Inc.*	20,345	200,195
Ply Gem Holdings, Inc.*	9,408	132,182
Quanex Building Products Corp.	4,874	84,613
Trex Co., Inc.*	11,735	562,458
Universal Forest Products, Inc.	9,818	842,581

Total Building Products		5,035,908
Capital Markets – 2.7%
Artisan Partners Asset Management, Inc. Class A	16,349	504,203
Calamos Asset Management, Inc. Class A	7,128	60,517
Cohen & Steers, Inc.	21,163	823,664
Cowen Group, Inc. Class A*(a)	317,511	1,209,717
Diamond Hill Investment Group, Inc.	1,585	281,116
GAMCO Investors, Inc. Class A	24,099	893,109

See Notes to Financial Statements.

70	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
Greenhill & Co., Inc.	10,791	$239,560
HFF, Inc. Class A	20,021	551,178
INTL FCStone, Inc.*	9,792	261,740
Investment Technology Group, Inc.	11,065	244,536
KCG Holdings, Inc. Class A*	196,221	2,344,841
Manning & Napier, Inc.	18,595	150,062
Moelis & Co. Class A	9,599	270,980
Oppenheimer Holdings, Inc. Class A	4,232	66,781
Piper Jaffray Cos.*	11,780	583,817
Pzena Investment Management, Inc. Class A	8,481	64,031
Virtu Financial, Inc. Class A	32,549	719,658
Virtus Investment Partners, Inc.	3,998	312,284
Westwood Holdings Group, Inc.	4,588	269,086

Total Capital Markets		9,850,880
Chemicals – 1.8%
A. Schulman, Inc.	9,611	261,612
American Vanguard Corp.*	4,256	67,160
Calgon Carbon Corp.	29,700	416,394
Chase Corp.	6,500	341,835
Chemours Co. (The)	133,872	937,104
Core Molding Technologies, Inc.*	10,691	133,424
Ferro Corp.*	35,105	416,696
Flotek Industries, Inc.*(a)	4,401	32,259
FutureFuel Corp.	35,471	418,203
Hawkins, Inc.	5,482	197,845
Innophos Holdings, Inc.	14,415	445,568
Innospec, Inc.	18,575	805,412
KMG Chemicals, Inc.	3,539	81,645
OMNOVA Solutions, Inc.*	7,931	44,096
Quaker Chemical Corp.	7,044	597,754
Rayonier Advanced Materials, Inc.	18,883	179,389
Stepan Co.	13,111	724,907
Trecora Resources*	15,220	146,416
Tredegar Corp.	23,503	369,467

Total Chemicals		6,617,186
Commercial Services & Supplies – 3.3%
ABM Industries, Inc.	24,309	785,424
ACCO Brands Corp.*	131,890	1,184,372
ARC Document Solutions, Inc.*	189,503	852,763
Brady Corp. Class A	19,837	532,425
Brink’s Co. (The)	5,446	182,931
CECO Environmental Corp.	3,368	20,915
Ennis, Inc.	9,945	194,425
Essendant, Inc.	28,007	894,264
G&K Services, Inc. Class A	9,826	719,754
InnerWorkings, Inc.*	12,548	99,757
Interface, Inc.	34,275	635,459
Kimball International, Inc. Class B	15,083	171,192
Knoll, Inc.	32,588	705,530
McGrath RentCorp	17,088	428,567
Mobile Mini, Inc.	3,322	109,692
Multi-Color Corp.	8,169	435,816
SP Plus Corp.*	10,231	246,158
Team, Inc.*	13,883	421,766
Tetra Tech, Inc.	37,171	1,108,439
TRC Cos., Inc.*(a)	20,401	147,907
U.S. Ecology, Inc.	9,093	401,547
UniFirst Corp.	12,419	1,355,161
Viad Corp.	6,805	198,434
VSE Corp.	3,803	258,186

Total Commercial Services & Supplies		12,090,884
Communications Equipment – 0.5%
ADTRAN, Inc.	10,355	209,378
Alliance Fiber Optic Products, Inc.*	9,674	143,079
Applied Optoelectronics, Inc.*(a)	5,299	79,008
Bel Fuse, Inc. Class B	10,857	158,512
Black Box Corp.	12,939	174,288
CalAmp Corp.*(a)	8,926	160,043
Clearfield, Inc.*(a)	4,707	75,642
Comtech Telecommunications Corp.	11,828	276,421
Digi International, Inc.*	4,745	44,745
EMCORE Corp.*	17,479	87,395
Finisar Corp.*	6,180	112,723
Ixia*	524	6,529
NETGEAR, Inc.*	9,382	378,751
Ruckus Wireless, Inc.*	4,758	46,676
TESSCO Technologies, Inc.	3,088	51,415

Total Communications Equipment		2,004,605
Construction & Engineering – 1.0%
Aegion Corp.*	11,665	246,015
Ameresco, Inc. Class A*(a)	18,379	87,668
Argan, Inc.	11,775	414,009
Comfort Systems USA, Inc.	15,153	481,411
Granite Construction, Inc.	10,304	492,531
Great Lakes Dredge & Dock Corp.*	29,271	130,549
MasTec, Inc.*	18,115	366,647
MYR Group, Inc.*	18,260	458,508
Primoris Services Corp.	15,546	377,768
Tutor Perini Corp.*	52,859	821,429

Total Construction & Engineering		3,876,535
Construction Materials – 0.4%
Headwaters, Inc.*	78,202	1,551,528
Summit Materials, Inc. Class A*	2,772	53,915

Total Construction Materials		1,605,443
Consumer Finance – 1.9%
Cash America International, Inc.	6,138	237,172
Consumer Portfolio Services, Inc.*	56,422	238,665
Encore Capital Group, Inc.*(a)	34,602	890,656
Enova International, Inc.*	83,607	527,560
EZCORP, Inc. Class A*	10,326	30,668
First Cash Financial Services, Inc.	16,295	750,548
Green Dot Corp. Class A*	22,048	506,443
Nelnet, Inc. Class A	68,441	2,694,522
Regional Management Corp.*	11,360	194,370
World Acceptance Corp.*(a)	23,071	874,852

Total Consumer Finance		6,945,456

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	71

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
Containers & Packaging – 0.3%
AEP Industries, Inc.	2,155	$142,230
Greif, Inc. Class A	28,425	930,919
Myers Industries, Inc.	9,768	125,616

Total Containers & Packaging		1,198,765
Distributors – 0.1%
Weyco Group, Inc.	7,569	201,487
Diversified Consumer Services – 1.0%
American Public Education, Inc.*	16,920	349,060
Apollo Education Group, Inc.*	74,623	613,028
Capella Education Co.	8,487	446,756
Carriage Services, Inc.	8,597	185,781
Collectors Universe, Inc.	5,019	83,315
DeVry Education Group, Inc.(a)	51,627	891,598
K12, Inc.*	5,873	58,084
Liberty Tax, Inc.	5,355	104,904
LifeLock, Inc.*	24,662	297,670
Strayer Education, Inc.*	7,100	346,125
Universal Technical Institute, Inc.	5,458	23,524
Weight Watchers International, Inc.*(a)	20,301	294,974

Total Diversified Consumer Services		3,694,819
Diversified Financial Services – 0.1%
Gain Capital Holdings, Inc.	24,152	158,437
Marlin Business Services Corp.	9,053	129,549
NewStar Financial, Inc.*	14,584	127,610

Total Diversified Financial Services		415,596
Diversified Telecommunication Services – 0.8%
Atlantic Tele-Network, Inc.	4,649	352,534
Cincinnati Bell, Inc.*	104,110	402,906
Hawaiian Telcom Holdco, Inc.*	1,553	36,573
IDT Corp. Class B	32,784	511,102
Inteliquent, Inc.	22,092	354,576
Iridium Communications, Inc.*(a)	112,290	883,722
Lumos Networks Corp.*	9,571	122,892
Vonage Holdings Corp.*	49,140	224,570

Total Diversified Telecommunication Services		2,888,875
Electric Utilities – 0.9%
El Paso Electric Co.	23,394	1,073,317
Empire District Electric Co. (The)	25,508	843,039
MGE Energy, Inc.	16,678	871,426
Otter Tail Corp.	23,573	698,232

Total Electric Utilities		3,486,014
Electrical Equipment – 0.8%
Allied Motion Technologies, Inc.	7,678	138,204
AZZ, Inc.	13,062	739,309
Babcock & Wilcox Enterprises, Inc.*	14,636	313,210
Encore Wire Corp.	10,906	424,571
Franklin Electric Co., Inc.	20,771	668,203
LSI Industries, Inc.	6,596	77,503
Powell Industries, Inc.	2,291	68,295
PowerSecure International, Inc.*	2,507	46,856
Thermon Group Holdings, Inc.*	23,082	405,320
Vicor Corp.*	6,772	70,970

Total Electrical Equipment		2,952,441
Electronic Equipment, Instruments & Components – 3.8%
Badger Meter, Inc.	4,683	311,466
Benchmark Electronics, Inc.*	38,706	892,173
Checkpoint Systems, Inc.*	10,244	103,669
Coherent, Inc.*	12,142	1,115,850
Control4 Corp.*(a)	4,522	35,995
CTS Corp.	14,892	234,400
Daktronics, Inc.	18,485	146,031
DTS, Inc.*	1,327	28,902
Electro Rent Corp.	12,857	119,056
ePlus, Inc.*	4,764	383,550
FARO Technologies, Inc.*	5,681	182,985
Fitbit, Inc. Class A*(a)	52,937	801,996
II-VI, Inc.*	36,646	795,585
Insight Enterprises, Inc.*	30,391	870,398
InvenSense, Inc.*	9,275	77,910
Kimball Electronics, Inc.*	24,050	268,638
Mercury Systems, Inc.*	7,880	159,964
Mesa Laboratories, Inc.	845	81,416
Methode Electronics, Inc.	34,183	999,511
MTS Systems Corp.	8,020	488,017
Multi-Fineline Electronix, Inc.*	18,576	431,149
Newport Corp.*	20,844	479,412
Park Electrochemical Corp.	10,255	164,183
PC Connection, Inc.	20,474	528,434
Plexus Corp.*	27,438	1,084,350
QLogic Corp.*	31,788	427,231
Rofin-Sinar Technologies, Inc.*(a)	16,305	525,347
Rogers Corp.*	9,389	562,119
ScanSource, Inc.*	18,152	732,978
Vishay Intertechnology, Inc.	99,829	1,218,912

Total Electronic Equipment, Instruments & Components		14,251,627
Energy Equipment & Services – 2.3%
Atwood Oceanics, Inc.(a)	342,222	3,138,176
Bristow Group, Inc.	4,971	94,051
Era Group, Inc.*	15,206	142,632
Fairmount Santrol Holdings, Inc.*(a)	160,561	403,008
Forum Energy Technologies, Inc.*	75,064	990,845
Helix Energy Solutions Group, Inc.*	70,876	396,906
Hornbeck Offshore Services, Inc.*(a)	71,806	713,034
Matrix Service Co.*	10,409	184,239
Natural Gas Services Group, Inc.*	5,459	118,078
Newpark Resources, Inc.*	33,811	146,063
Oil States International, Inc.*	30,338	956,254
PHI, Inc. Non-Voting Shares*	16,433	310,419
SEACOR Holdings, Inc.*(a)	1,484	80,804
U.S. Silica Holdings, Inc.(a)	31,222	709,364

Total Energy Equipment & Services		8,383,873

See Notes to Financial Statements.

72	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
Food & Staples Retailing – 1.1%
Andersons, Inc. (The)	19,083	$599,397
Chefs’ Warehouse, Inc. (The)*	8,606	174,616
Fresh Market, Inc. (The)*	28,697	818,725
Ingles Markets, Inc. Class A	13,091	490,913
Natural Grocers by Vitamin Cottage, Inc.*	8,256	175,605
Smart & Final Stores, Inc.*	21,680	351,216
SpartanNash Co.	25,741	780,210
Village Super Market, Inc. Class A	12,046	291,031
Weis Markets, Inc.	10,614	478,267

Total Food & Staples Retailing		4,159,980
Food Products – 1.5%
Alico, Inc.	4,678	129,160
Calavo Growers, Inc.	5,551	316,740
John B. Sanfilippo & Son, Inc.	5,892	407,078
Landec Corp.*	11,009	115,595
Lifeway Foods, Inc.*(a)	568	6,151
Limoneira Co.(a)	1,976	30,035
Omega Protein Corp.*	14,078	238,481
Sanderson Farms, Inc.(a)	37,506	3,382,291
Seneca Foods Corp. Class A*	7,086	246,168
Tootsie Roll Industries, Inc.(a)	21,291	743,912

Total Food Products		5,615,611
Gas Utilities – 0.7%
Chesapeake Utilities Corp.	7,190	452,754
Northwest Natural Gas Co.	12,157	654,655
South Jersey Industries, Inc.	46,471	1,322,100

Total Gas Utilities		2,429,509
Health Care Equipment & Supplies – 1.1%
Abaxis, Inc.	4,827	219,097
Analogic Corp.	4,266	337,057
Anika Therapeutics, Inc.*	7,599	339,827
Atrion Corp.	752	297,311
CONMED Corp.	8,210	344,327
CryoLife, Inc.	1,364	14,663
Cynosure, Inc. Class A*	8,198	361,696
Exactech, Inc.*	9,314	188,702
Haemonetics Corp.*	7,689	268,961
Halyard Health, Inc.*	10,383	298,304
Inogen, Inc.*	2,434	109,481
LeMaitre Vascular, Inc.	4,556	70,709
Meridian Bioscience, Inc.	18,321	377,596
Merit Medical Systems, Inc.*	14,359	265,498
Natus Medical, Inc.*	8,264	317,585
OraSure Technologies, Inc.*	2,393	17,301
Quidel Corp.*	542	9,355
RTI Surgical, Inc.*	21,762	87,048
SurModics, Inc.*	7,378	135,829
Vascular Solutions, Inc.*	3,958	128,754
Zeltiq Aesthetics, Inc.*(a)	869	23,602

Total Health Care Equipment & Supplies		4,212,703
Health Care Providers & Services – 2.5%
AAC Holdings, Inc.*(a)	5,719	113,179
Aceto Corp.	15,253	359,361
Addus HomeCare Corp.*	4,917	84,523
Adeptus Health, Inc. Class A*(a)	2,202	122,299
Air Methods Corp.*	26,428	957,222
Almost Family, Inc.*	5,675	211,337
AMN Healthcare Services, Inc.*	24,378	819,345
BioTelemetry, Inc.*	2,415	28,207
Corvel Corp.*	7,427	292,772
Ensign Group, Inc. (The)	22,712	514,200
ExamWorks Group, Inc.*	1,907	56,371
Landauer, Inc.	4,881	161,415
LHC Group, Inc.*	6,745	239,852
Magellan Health, Inc.*	7,678	521,566
National Healthcare Corp.	6,913	430,680
PharMerica Corp.*	9,287	205,336
Providence Service Corp. (The)*	2,052	104,796
RadNet, Inc.*	18,727	90,451
Select Medical Holdings Corp.*	101,554	1,199,353
Surgical Care Affiliates, Inc.*	37,833	1,750,911
Triple-S Management Corp. Class B*	27,704	688,721
U.S. Physical Therapy, Inc.	4,323	214,983

Total Health Care Providers & Services		9,166,880
Health Care Technology – 1.1%
Computer Programs & Systems, Inc.(a)	4,771	248,664
Evolent Health, Inc. Class A*	219,924	2,322,397
HealthStream, Inc.*	4,245	93,772
HMS Holdings Corp.*	11,094	159,199
Inovalon Holdings, Inc. Class A*(a)	32,757	606,660
Omnicell, Inc.*	10,111	281,794
Quality Systems, Inc.	22,104	336,865

Total Health Care Technology		4,049,351
Hotels, Restaurants & Leisure – 3.2%
Biglari Holdings, Inc.*	799	296,996
BJ’s Restaurants, Inc.*	9,936	413,040
Bob Evans Farms, Inc.	8,995	419,977
Bojangles’, Inc.*(a)	17,456	296,927
Bravo Brio Restaurant Group, Inc.*	12,105	93,814
Chuy’s Holdings, Inc.*	4,822	149,820
ClubCorp Holdings, Inc.	16,579	232,769
Dave & Buster’s Entertainment, Inc.*	10,963	425,145
Del Frisco’s Restaurant Group, Inc.*	10,015	166,049
DineEquity, Inc.	6,779	633,362
El Pollo Loco Holdings, Inc.*	19,133	255,234
Fiesta Restaurant Group, Inc.*	11,065	362,711
Fogo De Chao, Inc.*(a)	15,459	241,315
Habit Restaurants, Inc. (The) Class A*(a)	961	17,903
Hyatt Hotels Corp. Class A*(a)	56,905	2,816,228
International Speedway Corp. Class A	13,956	515,116
Interval Leisure Group, Inc.(a)	49,506	714,867
Isle of Capri Casinos, Inc.*	11,269	157,766
Jamba, Inc.*(a)	7,560	93,442

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	73

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
Krispy Kreme Doughnuts, Inc.*	22,077	$344,180
Marcus Corp. (The)	14,491	274,604
Monarch Casino & Resort, Inc.*	8,944	174,050
Nathan’s Famous, Inc.*	2,117	92,301
Papa Murphy’s Holdings, Inc.*(a)	4,507	53,859
Popeyes Louisiana Kitchen, Inc.*	7,454	388,055
Potbelly Corp.*	4,365	59,408
RCI Hospitality Holdings, Inc.	14,869	131,739
Red Robin Gourmet Burgers, Inc.*	6,650	428,725
Ruth’s Hospitality Group, Inc.	18,996	349,716
SeaWorld Entertainment, Inc.(a)	19,982	420,821
Sonic Corp.	21,663	761,671
Wingstop, Inc.*(a)	2,939	66,657

Total Hotels, Restaurants & Leisure		11,848,267
Household Durables – 2.4%
Bassett Furniture Industries, Inc.	5,375	171,247
Cavco Industries, Inc.*	3,249	303,652
Century Communities, Inc.*(a)	19,793	337,866
CSS Industries, Inc.	6,507	181,741
Ethan Allen Interiors, Inc.	14,620	465,208
Flexsteel Industries, Inc.	5,190	226,699
Hooker Furniture Corp.	6,112	200,779
Installed Building Products, Inc.*	9,690	257,851
iRobot Corp.*(a)	10,113	356,989
La-Z-Boy, Inc.	30,075	804,205
LGI Homes, Inc.*(a)	18,191	440,404
Libbey, Inc.	25,228	469,241
Lifetime Brands, Inc.	8,049	121,298
M/I Homes, Inc.*	21,484	400,677
MDC Holdings, Inc.	23,500	588,910
Meritage Homes Corp.*	37,898	1,381,761
New Home Co., Inc. (The)*(a)	12,338	151,264
Skullcandy, Inc.*	17,160	61,090
Taylor Morrison Home Corp. Class A*	34,540	487,705
TopBuild Corp.*	8,832	262,664
Universal Electronics, Inc.*	6,484	401,943
WCI Communities, Inc.*	17,538	325,856
William Lyon Homes Class A*(a)	32,680	473,533
ZAGG, Inc.*	21,286	191,787

Total Household Durables		9,064,370
Household Products – 0.3%
Central Garden and Pet Co. Class A*	19,776	322,151
Orchids Paper Products Co.	4,378	120,439
WD-40 Co.	4,649	502,138

Total Household Products		944,728
Independent Power & Renewable Electricity Producers – 0.1%
NRG Yield, Inc. Class C	18,305	260,663
Vivint Solar, Inc.*(a)	21,674	57,436

Total Independent Power & Renewable Electricity Producers		318,099
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	13,783	220,804
Insurance – 3.5%
AMERISAFE, Inc.	11,554	607,047
Baldwin & Lyons, Inc. Class B	9,963	245,189
EMC Insurance Group, Inc.	17,640	452,466
Employers Holdings, Inc.	30,516	858,720
FBL Financial Group, Inc. Class A	14,273	878,075
Federated National Holding Co.	11,425	224,616
Fidelity & Guaranty Life	38,696	1,015,383
Hallmark Financial Services, Inc.*	13,492	155,158
HCI Group, Inc.	16,254	541,258
Heritage Insurance Holdings, Inc.(a)	36,773	587,265
Horace Mann Educators Corp.	25,224	799,349
Infinity Property & Casualty Corp.	6,366	512,463
MBIA, Inc.*	179,809	1,591,310
National Interstate Corp.	7,599	227,362
National Western Life Group, Inc. Class A	2,995	690,737
Navigators Group, Inc. (The)*	7,579	635,651
State Auto Financial Corp.	35,599	785,314
State National Cos., Inc.	33,290	419,454
Stewart Information Services Corp.	6,741	244,563
United Fire Group, Inc.	20,979	919,300
Universal Insurance Holdings, Inc.(a)	37,613	669,511

Total Insurance		13,060,191
Internet & Catalog Retail – 0.2%
1-800-Flowers.com, Inc. Class A*	10,209	80,447
Blue Nile, Inc.	3,084	79,290
FTD Cos., Inc.*	2,702	70,927
Nutrisystem, Inc.	12,934	269,932
Overstock.com, Inc.*(a)	7,328	105,377
PetMed Express, Inc.(a)	12,221	218,878

Total Internet & Catalog Retail		824,851
Internet Software & Services – 0.9%
Alarm.com Holdings, Inc.*(a)	7,932	187,988
Angie’s List, Inc.*	12,092	97,583
Bankrate, Inc.*	20,878	191,451
DHI Group, Inc.*	26,816	216,405
Envestnet, Inc.*	3,709	100,885
Everyday Health, Inc.*	3,486	19,522
NIC, Inc.	21,221	382,615
Reis, Inc.	3,306	77,856
RetailMeNot, Inc.*	17,256	138,221
SciQuest, Inc.*	1,039	14,421
Shutterstock, Inc.*(a)	6,578	241,610
SPS Commerce, Inc.*	451	19,366
Stamps.com, Inc.*	3,543	376,550
TechTarget, Inc.*	8,726	64,747
Travelzoo, Inc.*	12,875	104,545
United Online, Inc.*	8,436	97,351
Web.com Group, Inc.*	1,886	37,381
WebMD Health Corp.*	11,934	747,426
XO Group, Inc.*	2,645	42,452

Total Internet Software & Services		3,158,375

See Notes to Financial Statements.

74	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
IT Services – 1.9%
Cardtronics, Inc.*	16,716	$601,609
Cass Information Systems, Inc.	4,639	242,852
Ciber, Inc.*	24,226	51,117
Computer Task Group, Inc.	8,223	42,020
CSG Systems International, Inc.	15,356	693,477
Datalink Corp.*(a)	8,260	75,496
ExlService Holdings, Inc.*	10,018	518,932
Forrester Research, Inc.	4,699	157,933
Hackett Group, Inc. (The)	7,216	109,106
Lionbridge Technologies, Inc.*	24,897	125,979
ManTech International Corp. Class A	16,929	541,559
NeuStar, Inc. Class A*(a)	77,892	1,916,143
Perficient, Inc.*	13,373	290,462
Sykes Enterprises, Inc.*	22,542	680,318
TeleTech Holdings, Inc.	24,769	687,587
Virtusa Corp.*	10,253	384,077

Total IT Services		7,118,667
Leisure Products – 0.6%
Callaway Golf Co.	3,880	35,386
Escalade, Inc.	10,566	124,362
JAKKS Pacific, Inc.*(a)	47,464	353,132
Johnson Outdoors, Inc. Class A	3,893	86,503
Malibu Boats, Inc. Class A*	11,006	180,498
Nautilus, Inc.*	15,885	306,898
Smith & Wesson Holding Corp.*(a)	20,821	554,255
Sturm Ruger & Co., Inc.	8,230	562,767

Total Leisure Products		2,203,801
Life Sciences Tools & Services – 0.4%
Affymetrix, Inc.*	19,425	272,144
Cambrex Corp.*	13,934	613,096
Luminex Corp.*	20,902	405,499
Sequenom, Inc.*(a)	99,607	140,446

Total Life Sciences Tools & Services		1,431,185
Machinery – 5.9%
Accuride Corp.*(a)	12,790	19,825
Actuant Corp. Class A	48,479	1,197,916
Alamo Group, Inc.	8,159	454,538
Albany International Corp. Class A	8,291	311,659
Altra Industrial Motion Corp.	15,196	422,145
American Railcar Industries, Inc.(a)	25,057	1,020,572
Astec Industries, Inc.	9,562	446,259
Blount International, Inc.*	15,533	155,019
Briggs & Stratton Corp.	24,621	588,934
Chart Industries, Inc.*	27,424	595,649
CIRCOR International, Inc.	4,066	188,622
Columbus McKinnon Corp.	9,054	142,691
Commercial Vehicle Group, Inc.*	46,645	123,609
Douglas Dynamics, Inc.	19,176	439,322
EnPro Industries, Inc.	5,286	304,896
ESCO Technologies, Inc.	11,341	442,072
Federal Signal Corp.	48,256	639,875
FreightCar America, Inc.	12,085	188,284
Global Brass & Copper Holdings, Inc.	14,391	359,055
Gorman-Rupp Co. (The)	10,153	263,267
Graham Corp.	7,181	142,974
Greenbrier Cos., Inc. (The)(a)	67,095	1,854,506
Hurco Cos., Inc.	6,366	210,014
Hyster-Yale Materials Handling, Inc.	16,347	1,088,710
John Bean Technologies Corp.	10,951	617,746
Joy Global, Inc.(a)	203,811	3,275,243
Kadant, Inc.	8,067	364,306
L.B. Foster Co. Class A	20,440	371,190
Lindsay Corp.(a)	4,028	288,445
Lydall, Inc.*	10,950	356,094
Meritor, Inc.*	100,286	808,305
Miller Industries, Inc.	8,664	175,706
Mueller Water Products, Inc. Class A	36,496	360,580
NN, Inc.	11,804	161,479
RBC Bearings, Inc.*	8,796	644,395
Standex International Corp.	7,265	565,290
Sun Hydraulics Corp.	12,623	418,957
Tennant Co.	6,321	325,405
TriMas Corp.*	19,481	341,307
Twin Disc, Inc.	3,627	36,742
Wabash National Corp.*	80,789	1,066,415
Xerium Technologies, Inc.*	12,167	63,512

Total Machinery		21,841,530
Media – 1.3%
AMC Entertainment Holdings, Inc. Class A	39,902	1,116,857
Entercom Communications Corp. Class A*	23,262	246,112
Entravision Communications Corp. Class A	34,230	254,671
Gray Television, Inc.*	38,300	448,876
Hemisphere Media Group, Inc.*(a)	9,455	124,144
MSG Networks, Inc. Class A*	94,262	1,629,790
National CineMedia, Inc.	11,498	174,884
New Media Investment Group, Inc.	12,064	200,745
Scholastic Corp.	4,553	170,146
Townsquare Media, Inc. Class A*	11,985	134,352
Tribune Publishing Co.	20,025	154,593
World Wrestling Entertainment, Inc. Class A(a)	15,241	269,156

Total Media		4,924,326
Metals & Mining – 0.8%
Ampco-Pittsburgh Corp.	1,153	16,038
Century Aluminum Co.*	43,867	309,262
Commercial Metals Co.	97,208	1,649,620
Gold Resource Corp.(a)	35,667	83,104
Haynes International, Inc.	9,799	357,664
Materion Corp.	13,177	348,927
Ryerson Holding Corp.*(a)	54,944	305,489

Total Metals & Mining		3,070,104
Multi-Utilities – 0.1%
Unitil Corp.	7,870	334,396
Multiline Retail – 0.0%
Tuesday Morning Corp.*	17,584	143,837

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	75

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
Oil, Gas & Consumable Fuels – 3.3%
Alon USA Energy, Inc.	72,514	$748,345
EP Energy Corp. Class A*(a)	1,648,792	7,452,540
Evolution Petroleum Corp.	9,917	48,197
Green Plains, Inc.	24,088	384,444
Jones Energy, Inc. Class A*(a)	74,394	247,732
Oasis Petroleum, Inc.*(a)	152,082	1,107,157
Panhandle Oil and Gas, Inc. Class A	12,764	220,945
Par Pacific Holdings, Inc.*	32,849	616,247
Renewable Energy Group, Inc.*	15,626	147,509
REX American Resources Corp.*	11,323	628,087
Ring Energy, Inc.*	1,666	8,413
SemGroup Corp. Class A	14,402	322,605
Synergy Resources Corp.*(a)	17,864	138,803

Total Oil, Gas & Consumable Fuels		12,071,024
Paper & Forest Products – 0.7%
Boise Cascade Co.*	25,204	522,227
Clearwater Paper Corp.*	3,819	185,260
Deltic Timber Corp.	756	45,473
Neenah Paper, Inc.	11,793	750,742
PH Glatfelter Co.	28,105	582,617
Schweitzer-Mauduit International, Inc.	21,814	686,705

Total Paper & Forest Products		2,773,024
Personal Products – 0.6%
Inter Parfums, Inc.	13,229	408,776
Medifast, Inc.	6,907	208,522
Nutraceutical International Corp.*	6,371	155,134
Revlon, Inc. Class A*	10,741	391,080
Synutra International, Inc.*	60,926	302,802
USANA Health Sciences, Inc.*	7,332	890,252

Total Personal Products		2,356,566
Pharmaceuticals – 0.8%
ANI Pharmaceuticals, Inc.*(a)	8,015	269,785
Aoxing Pharmaceutical Co., Inc.*	52,224	34,468
Depomed, Inc.*(a)	28,183	392,589
Lannett Co., Inc.*(a)	38,295	686,629
Phibro Animal Health Corp. Class A	19,376	523,927
Sagent Pharmaceuticals, Inc.*	17,654	214,849
Sciclone Pharmaceuticals, Inc.*	23,823	262,053
Sucampo Pharmaceuticals, Inc. Class A*	21,336	233,203
Supernus Pharmaceuticals, Inc.*	8,716	132,919
Teligent, Inc.*(a)	22,209	108,824

Total Pharmaceuticals		2,859,246
Professional Services – 1.9%
Barrett Business Services, Inc.	4,933	141,824
CBIZ, Inc.*	31,988	322,759
CRA International, Inc.*	7,044	138,344
Exponent, Inc.	8,569	437,105
Franklin Covey Co.*	6,992	122,989
FTI Consulting, Inc.*	16,450	584,139
GP Strategies Corp.*	8,078	221,337
Heidrick & Struggles International, Inc.	6,309	149,523
Hill International, Inc.*	13,961	47,049
Huron Consulting Group, Inc.*	10,084	586,788
ICF International, Inc.*	11,140	382,882
Insperity, Inc.	8,408	434,946
Kelly Services, Inc. Class A	23,771	454,501
Kforce, Inc.	17,101	334,838
Mistras Group, Inc.*	9,889	244,951
Navigant Consulting, Inc.*	30,840	487,580
Resources Connection, Inc.	17,518	272,580
RPX Corp.*	33,050	372,143
TriNet Group, Inc.*	12,897	185,072
TrueBlue, Inc.*	27,326	714,575
WageWorks, Inc.*	4,738	239,790

Total Professional Services		6,875,715
Real Estate Investment Trusts (REITs) – 2.5%
Agree Realty Corp.	8,941	343,960
Armada Hoffler Properties, Inc.	15,401	173,261
Ashford Hospitality Trust, Inc.	335,473	2,140,318
CareTrust REIT, Inc.	4,226	53,670
Cedar Realty Trust, Inc.	4,539	32,817
Chatham Lodging Trust	9,372	200,842
Chesapeake Lodging Trust	16,906	447,333
CorEnergy Infrastructure Trust, Inc.(a)	3,247	65,297
Easterly Government Properties, Inc.	2,507	46,430
Franklin Street Properties Corp.	20,649	219,086
Getty Realty Corp.	8,265	163,895
Gladstone Commercial Corp.	1,277	20,917
Hersha Hospitality Trust	8,896	189,841
Independence Realty Trust, Inc.	27,857	198,342
Investors Real Estate Trust	20,754	150,674
LTC Properties, Inc.	14,671	663,716
Monmouth Real Estate Investment Corp. Class A	10,258	121,968
Monogram Residential Trust, Inc.	65,450	645,337
National Storage Affiliates Trust	4,061	86,093
One Liberty Properties, Inc.	9,667	216,637
Physicians Realty Trust	3,785	70,325
Potlatch Corp.	13,515	425,723
Ramco-Gershenson Properties Trust	15,337	276,526
Rexford Industrial Realty, Inc.	621	11,277
Rouse Properties, Inc.	17,673	324,830
Sabra Health Care REIT, Inc.	28,105	564,629
Saul Centers, Inc.	4,376	232,016
Summit Hotel Properties, Inc.	19,762	236,551
Terreno Realty Corp.	4,742	111,200
Universal Health Realty Income Trust	5,954	334,913
Urstadt Biddle Properties, Inc. Class A	15,961	334,383
Whitestone REIT	3,499	43,982

Total Real Estate Investment Trusts (REITs)		9,146,789
Real Estate Management & Development – 0.2%
Consolidated-Tomoka Land Co.	588	27,131
Marcus & Millichap, Inc.*	17,536	445,239
RE/MAX Holdings, Inc. Class A	3,211	110,137
Tejon Ranch Co.*	1,616	33,241

Total Real Estate Management & Development		615,748

See Notes to Financial Statements.

76	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
Road & Rail – 2.0%
ArcBest Corp.	26,449	$571,034
Celadon Group, Inc.	27,654	289,814
Covenant Transportation Group, Inc. Class A*	23,127	559,442
Heartland Express, Inc.(a)	36,318	673,699
Marten Transport Ltd.	22,484	420,900
PAM Transportation Services, Inc.*	4,940	152,152
Roadrunner Transportation Systems, Inc.*	49,918	621,978
Saia, Inc.*	27,299	768,467
Swift Transportation Co.*	140,877	2,624,539
Universal Truckload Services, Inc.	31,807	523,861
USA Truck, Inc.*	5,784	108,971
YRC Worldwide, Inc.*	24,940	232,441

Total Road & Rail		7,547,298
Semiconductors & Semiconductor Equipment – 2.4%
Amkor Technology, Inc.*	256,343	1,509,860
Axcelis Technologies, Inc.*	55,949	156,657
Brooks Automation, Inc.	13,178	137,051
Cabot Microelectronics Corp.	13,430	549,421
Cascade Microtech, Inc.*	7,816	161,166
Ceva, Inc.*	951	21,398
Cohu, Inc.	5,428	64,485
Diodes, Inc.*	19,829	398,563
DSP Group, Inc.*	4,498	41,022
IXYS Corp.	18,441	206,908
Mattson Technology, Inc.*	45,458	165,922
NeoPhotonics Corp.*	4,964	69,695
PDF Solutions, Inc.*	14,042	187,882
Photronics, Inc.*	24,505	255,097
Power Integrations, Inc.	8,693	431,694
Rambus, Inc.*	178,152	2,449,590
Rudolph Technologies, Inc.*	11,187	152,814
Semtech Corp.*	909	19,989
Tessera Technologies, Inc.	41,482	1,285,942
Ultra Clean Holdings, Inc.*	18,837	100,966
Xcerra Corp.*	52,247	340,650

Total Semiconductors & Semiconductor Equipment		8,706,772
Software – 0.9%
American Software, Inc. Class A	9,345	84,105
Ebix, Inc.(a)	22,786	929,441
Gigamon, Inc.*	2,496	77,426
MicroStrategy, Inc. Class A*	5,226	939,217
Monotype Imaging Holdings, Inc.	12,077	288,882
Progress Software Corp.*	7,377	177,933
QAD, Inc. Class A	6,400	136,000
Qualys, Inc.*	10,531	266,539
Silver Spring Networks, Inc.*	12,837	189,346
TiVo, Inc.*	36,605	348,113
Zix Corp.*	10,961	43,077

Total Software		3,480,079
Specialty Retail – 5.8%
America’s Car-Mart, Inc.*(a)	10,110	252,750
Big 5 Sporting Goods Corp.	17,506	194,492
Boot Barn Holdings, Inc.*	8,311	78,123
Buckle, Inc. (The)(a)	50,470	1,709,419
Build-A-Bear Workshop, Inc.*	15,361	199,539
Caleres, Inc.	25,952	734,182
Cato Corp. (The) Class A	16,137	622,081
Chico’s FAS, Inc.	77,443	1,027,669
Children’s Place, Inc. (The)	11,089	925,599
Citi Trends, Inc.	7,255	129,357
Conn’s, Inc.*(a)	17,585	219,109
Container Store Group, Inc. (The)*(a)	20,690	121,450
Express, Inc.*	53,545	1,146,399
Finish Line, Inc. (The) Class A	50,906	1,074,117
Five Below, Inc.*	16,577	685,293
Francesca’s Holdings Corp.*	19,046	364,921
Genesco, Inc.*	18,625	1,345,656
Guess?, Inc.	49,728	933,395
Haverty Furniture Cos., Inc.	8,538	180,664
Hibbett Sports, Inc.*(a)	23,681	850,148
Kirkland’s, Inc.	12,270	214,848
MarineMax, Inc.*	27,065	526,956
Outerwall, Inc.(a)	39,191	1,449,675
Party City Holdco, Inc.*	2,265	34,066
Pier 1 Imports, Inc.	107,331	752,390
Rent-A-Center, Inc.	47,564	753,889
Select Comfort Corp.*	39,600	767,844
Shoe Carnival, Inc.	12,268	330,745
Sonic Automotive, Inc. Class A	36,179	668,588
Sportsman’s Warehouse Holdings, Inc.*(a)	16,917	213,154
Stage Stores, Inc.	38,095	307,046
Stein Mart, Inc.	41,088	301,175
Tailored Brands, Inc.	37,452	670,391
Tile Shop Holdings, Inc.*	8,451	126,004
Vitamin Shoppe, Inc.*	18,441	570,933
West Marine, Inc.*	6,363	57,840
Winmark Corp.	2,541	248,967
Zumiez, Inc.*(a)	31,048	618,476

Total Specialty Retail		21,407,350
Technology Hardware, Storage & Peripherals – 0.7%
Avid Technology, Inc.*	2,724	18,414
Cray, Inc.*	26,376	1,105,418
Immersion Corp.*	2,572	21,245
Super Micro Computer, Inc.*	42,722	1,455,966

Total Technology Hardware, Storage & Peripherals		2,601,043
Textiles, Apparel & Luxury Goods – 1.7%
Cherokee, Inc.*	5,777	102,773
Culp, Inc.	6,537	171,400
Deckers Outdoor Corp.*	29,729	1,781,064
Iconix Brand Group, Inc.*(a)	99,832	803,648
Movado Group, Inc.	18,691	514,563
Oxford Industries, Inc.	9,709	652,736
Superior Uniform Group, Inc.	7,782	138,675
Tumi Holdings, Inc.*	36,423	976,865
Unifi, Inc.*	15,173	347,614

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	77

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2016

Investments	Shares	Value
Vera Bradley, Inc.*	17,692	$359,855
Vince Holding Corp.*(a)	47,304	299,434

Total Textiles, Apparel & Luxury Goods		6,148,627
Thrifts & Mortgage Finance – 3.1%
Anchor BanCorp Wisconsin, Inc.*	26,557	1,196,658
Astoria Financial Corp.	43,984	696,707
Bank Mutual Corp.	15,619	118,236
BankFinancial Corp.	28,125	332,438
Beneficial Bancorp, Inc.*	14,555	199,258
BofI Holding, Inc.*(a)	40,289	859,767
Cape Bancorp, Inc.	7,596	102,090
Clifton Bancorp, Inc.	5,329	80,575
Dime Community Bancshares, Inc.	22,381	394,353
Federal Agricultural Mortgage Corp. Class C	10,504	396,316
First Defiance Financial Corp.	5,696	218,783
First Financial Northwest, Inc.	6,231	82,062
Flagstar Bancorp, Inc.*	38,248	820,802
Fox Chase Bancorp, Inc.	4,044	78,130
Hingham Institution for Savings	1,196	142,456
HomeStreet, Inc.*	12,192	253,716
Impac Mortgage Holdings, Inc.*(a)	32,269	447,571
Kearny Financial Corp.	4,095	50,573
LendingTree, Inc.*(a)	1,879	183,729
Meridian Bancorp, Inc.	14,428	200,838
Meta Financial Group, Inc.	3,468	158,141
Northfield Bancorp, Inc.	10,392	170,845
Northwest Bancshares, Inc.	38,388	518,622
OceanFirst Financial Corp.	8,824	156,008
Oritani Financial Corp.	26,359	447,312
PennyMac Financial Services, Inc. Class A*	23,194	272,761
Provident Financial Services, Inc.	35,773	722,257
Territorial Bancorp, Inc.	4,541	118,338
TrustCo Bank Corp.	60,240	365,054
United Community Financial Corp.	23,070	135,421
United Financial Bancorp, Inc.	26,981	339,691
Walker & Dunlop, Inc.*	22,892	555,589
Waterstone Financial, Inc.	9,999	136,786
WSFS Financial Corp.	13,923	452,776

Total Thrifts & Mortgage Finance		11,404,659
Tobacco – 0.3%
Universal Corp.	19,022	1,080,640
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	28,138	1,221,189
BMC Stock Holdings, Inc.*	9,156	152,173
CAI International, Inc.*	61,969	598,620
DXP Enterprises, Inc.*	7,550	132,578
H&E Equipment Services, Inc.	30,765	539,310
Houston Wire & Cable Co.	16,041	112,127
Kaman Corp.	16,590	708,227
Lawson Products, Inc.*(a)	569	11,141
MRC Global, Inc.*	68,570	901,010
Rush Enterprises, Inc. Class A*	39,991	729,436
TAL International Group, Inc.*	66,999	1,034,465
Veritiv Corp.*	699	26,045

Total Trading Companies & Distributors		6,166,321
Transportation Infrastructure – 0.3%
Wesco Aircraft Holdings, Inc.*	69,365	998,162
Water Utilities – 0.7%
American States Water Co.	15,895	625,627
Artesian Resources Corp. Class A	4,885	136,585
California Water Service Group	26,045	695,922
Connecticut Water Service, Inc.	6,755	304,651
Middlesex Water Co.	7,651	236,033
SJW Corp.	10,808	392,871
York Water Co. (The)	5,856	178,725

Total Water Utilities		2,570,414
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	17,497	468,045
Spok Holdings, Inc.	11,064	193,730

Total Wireless Telecommunication Services		661,775
Total United States		364,800,757
TOTAL COMMON STOCKS (Cost: $366,805,219)		367,857,581
RIGHTS – 0.0%
United States – 0.0%
Vince Holding Corp., expiring 4/14/16*(a) (Cost $0)	47,304	12,529
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree MidCap Earnings Fund(b) (Cost: $1,179,390)	14,290	1,288,529
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.8%
United States – 12.8%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $47,210,603)(d)	47,210,603	47,210,603
TOTAL INVESTMENTS IN SECURITIES – 112.5% (Cost: $415,195,212)		416,369,242
Liabilities in Excess of Cash and Other Assets – (12.5)%		(46,404,561)

NET ASSETS – 100.0%		$369,964,681
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $46,400,922 and the total market value of the collateral held by the Fund was $47,795,873. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $585,270.

See Notes to Financial Statements.

78	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 2.5%
American Science & Engineering, Inc.	378	$10,467
B/E Aerospace, Inc.	2,057	94,869
Boeing Co. (The)	17,864	2,267,656
General Dynamics Corp.	6,819	895,812
Honeywell International, Inc.	19,729	2,210,634
Huntington Ingalls Industries, Inc.	924	126,533
L-3 Communications Holdings, Inc.	2,044	242,214
Lockheed Martin Corp.	9,887	2,189,970
Northrop Grumman Corp.	3,430	678,797
Orbital ATK, Inc.	967	84,071
Raytheon Co.	6,890	844,921
Rockwell Collins, Inc.	2,247	207,196
United Technologies Corp.	25,935	2,596,093

Total Aerospace & Defense		12,449,233
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	3,815	283,187
Expeditors International of Washington, Inc.	3,851	187,967
FedEx Corp.	2,091	340,248
United Parcel Service, Inc. Class B	22,184	2,339,747

Total Air Freight & Logistics		3,151,149
Airlines – 0.2%
Alaska Air Group, Inc.	1,090	89,402
American Airlines Group, Inc.	6,519	267,344
Delta Air Lines, Inc.	9,137	444,789
Southwest Airlines Co.	4,660	208,768

Total Airlines		1,010,303
Auto Components – 0.3%
BorgWarner, Inc.	2,851	109,478
Gentex Corp.	7,854	123,229
Goodyear Tire & Rubber Co. (The)	3,597	118,629
Johnson Controls, Inc.	19,410	756,408
Lear Corp.	911	101,276
Spartan Motors, Inc.	6,522	25,762
Unique Fabricating, Inc.	1,814	22,403

Total Auto Components		1,257,185
Automobiles – 1.0%
Ford Motor Co.	182,231	2,460,118
General Motors Co.	68,513	2,153,364
Harley-Davidson, Inc.	5,365	275,385
Thor Industries, Inc.	1,867	119,059

Total Automobiles		5,007,926
Banks – 5.5%
American National Bankshares, Inc.	957	24,241
Arrow Financial Corp.	1,648	43,787
Associated Banc-Corp.	5,728	102,760
Banc of California, Inc.	3,477	60,848
Bank of America Corp.	132,198	1,787,317
Bank of Hawaii Corp.	2,014	137,516
Bank of the Ozarks, Inc.	1,790	75,126
BankUnited, Inc.	3,684	126,877
Bar Harbor Bankshares	714	23,719
BB&T Corp.	24,639	819,740
BCB Bancorp, Inc.	2,218	22,202
BOK Financial Corp.(a)	2,448	133,710
Cathay General Bancorp	3,171	89,834
CIT Group, Inc.	2,629	81,578
Citigroup, Inc.	13,026	543,835
Citizens Financial Group, Inc.	9,390	196,721
CNB Financial Corp.	1,365	24,010
Comerica, Inc.	4,267	161,591
Commerce Bancshares, Inc.	2,868	128,917
Community Bank System, Inc.	1,398	53,418
Cullen/Frost Bankers, Inc.(a)	2,170	119,589
CVB Financial Corp.	4,848	84,598
East West Bancorp, Inc.	3,522	114,395
Enterprise Bancorp, Inc.	970	25,453
Fifth Third Bancorp	23,676	395,152
Financial Institutions, Inc.	1,071	31,134
First Business Financial Services, Inc.	938	21,508
First Community Bancshares, Inc.	1,248	24,760
First Connecticut Bancorp, Inc.	1,400	22,344
First Financial Corp.	927	31,713
First Horizon National Corp.	6,307	82,622
First Niagara Financial Group, Inc.	12,500	121,000
First Republic Bank	2,108	140,477
FirstMerit Corp.	8,452	177,915
FNB Corp.	10,120	131,661
Fulton Financial Corp.	7,398	98,985
Glacier Bancorp, Inc.	3,367	85,589
Hancock Holding Co.	4,891	112,297
Heritage Commerce Corp.	2,227	22,292
Horizon Bancorp	892	22,050
Huntington Bancshares, Inc.	24,507	233,797
Iberiabank Corp.	1,456	74,649
Independent Bank Corp.	1,547	22,509
Investors Bancorp, Inc.	6,964	81,061
JPMorgan Chase & Co.	106,483	6,305,923
KeyCorp	21,148	233,474
M&T Bank Corp.	4,453	494,283
Macatawa Bank Corp.	3,892	24,325
MB Financial, Inc.	2,598	84,305
MidSouth Bancorp, Inc.	2,327	17,755
MidWestOne Financial Group, Inc.	785	21,548
National Penn Bancshares, Inc.	5,861	62,361
Old National Bancorp	7,524	91,718
Pacific Continental Corp.	1,568	25,292
PacWest Bancorp	5,684	211,161
Park National Corp.	1,097	98,730
Park Sterling Corp.	3,175	21,177
Peapack Gladstone Financial Corp.	1,094	18,489
Penns Woods Bancorp, Inc.	1,069	41,199
People’s United Financial, Inc.	14,859	236,704
Peoples Bancorp, Inc.	1,259	24,601

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	79

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
PNC Financial Services Group, Inc. (The)	12,119	$1,024,904
Prosperity Bancshares, Inc.	2,249	104,331
QCR Holdings, Inc.	1,019	24,303
Regions Financial Corp.	34,126	267,889
Shore Bancshares, Inc.	2,165	25,937
Sierra Bancorp	1,284	23,305
Stonegate Bank	725	21,721
Suffolk Bancorp	829	20,924
SunTrust Banks, Inc.	12,350	445,588
Synovus Financial Corp.	2,752	79,560
TCF Financial Corp.	4,662	57,156
Trustmark Corp.	4,340	99,950
U.S. Bancorp	45,070	1,829,391
UMB Financial Corp.	1,580	81,575
Umpqua Holdings Corp.	10,628	168,560
United Bankshares, Inc.	3,531	129,588
Univest Corp. of Pennsylvania	2,881	56,208
Valley National Bancorp	15,592	148,748
Webster Financial Corp.	3,072	110,285
Wells Fargo & Co.	151,973	7,349,414
West Bancorp, Inc.	1,187	21,639
Zions Bancorp	3,154	76,358

Total Banks		27,095,676
Beverages – 2.6%
Brown-Forman Corp. Class A	1,392	148,512
Brown-Forman Corp. Class B	1,824	179,609
Coca-Cola Co. (The)	143,399	6,652,280
Coca-Cola Enterprises, Inc.	5,438	275,924
Constellation Brands, Inc. Class A	1,501	226,786
Dr. Pepper Snapple Group, Inc.	4,248	379,856
Molson Coors Brewing Co. Class B	3,025	290,945
PepsiCo, Inc.	43,863	4,495,080

Total Beverages		12,648,992
Biotechnology – 1.9%
AbbVie, Inc.	73,005	4,170,046
Amgen, Inc.	16,411	2,460,501
Baxalta, Inc.	5,307	214,403
Gilead Sciences, Inc.	26,181	2,404,987
PDL BioPharma, Inc.	21,828	72,687

Total Biotechnology		9,322,624
Building Products – 0.1%
A.O. Smith Corp.	1,264	96,456
Fortune Brands Home & Security, Inc.	2,373	132,983
Lennox International, Inc.	663	89,631
Masco Corp.	5,006	157,439
Owens Corning	2,348	111,013

Total Building Products		587,522
Capital Markets – 1.8%
Ameriprise Financial, Inc.	4,404	414,020
Arlington Asset Investment Corp. Class A(a)	3,624	45,409
Artisan Partners Asset Management, Inc. Class A	2,502	77,162
Bank of New York Mellon Corp. (The)	19,992	736,305
BGC Partners, Inc. Class A	17,953	162,475
BlackRock, Inc.	4,574	1,557,767
Calamos Asset Management, Inc. Class A	2,596	22,040
Charles Schwab Corp. (The)	10,696	299,702
Cohen & Steers, Inc.	2,379	92,591
Eaton Vance Corp.	4,332	145,208
Evercore Partners, Inc. Class A	1,602	82,903
FBR & Co.	1,160	20,984
Federated Investors, Inc. Class B	4,715	136,028
Franklin Resources, Inc.	10,194	398,076
Goldman Sachs Group, Inc. (The)	6,586	1,033,870
Greenhill & Co., Inc.	2,920	64,824
Houlihan Lokey, Inc.	1,020	25,398
Janus Capital Group, Inc.	7,516	109,959
Legg Mason, Inc.	2,471	85,694
LPL Financial Holdings, Inc.(a)	2,718	67,406
Manning & Napier, Inc.	2,871	23,169
Morgan Stanley	37,275	932,248
Northern Trust Corp.	5,298	345,271
NorthStar Asset Management Group, Inc.	7,285	82,685
Oppenheimer Holdings, Inc. Class A	1,451	22,897
Raymond James Financial, Inc.	2,329	110,884
SEI Investments Co.	2,518	108,400
Silvercrest Asset Management Group, Inc. Class A	1,952	24,868
State Street Corp.	8,860	518,487
T. Rowe Price Group, Inc.	7,389	542,796
TD Ameritrade Holding Corp.	11,502	362,658
Virtu Financial, Inc. Class A	1,997	44,154
Waddell & Reed Financial, Inc. Class A	4,602	108,331

Total Capital Markets		8,804,669
Chemicals – 2.1%
A. Schulman, Inc.	1,676	45,621
Air Products & Chemicals, Inc.	5,618	809,273
Airgas, Inc.	1,344	190,364
Albemarle Corp.	2,821	180,347
Ashland, Inc.	1,008	110,840
Axiall Corp.	3,255	71,089
Cabot Corp.	2,189	105,794
Celanese Corp. Series A	3,116	204,098
CF Industries Holdings, Inc.	7,364	230,788
Chemours Co. (The)	4,067	28,469
Dow Chemical Co. (The)	42,001	2,136,171
E.I. du Pont de Nemours & Co.	19,989	1,265,703
Eastman Chemical Co.	3,739	270,068
Ecolab, Inc.	3,779	421,434
FMC Corp.	2,356	95,112
FutureFuel Corp.	3,580	42,208
Huntsman Corp.	12,319	163,843
Innophos Holdings, Inc.	2,135	65,993
International Flavors & Fragrances, Inc.	1,895	215,594
KMG Chemicals, Inc.	956	22,055
Kronos Worldwide, Inc.(a)	12,147	69,481
Monsanto Co.	10,395	912,057

See Notes to Financial Statements.

80	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
Mosaic Co. (The)	12,917	$348,759
NewMarket Corp.	231	91,536
Olin Corp.	6,910	120,027
PPG Industries, Inc.	4,006	446,629
Praxair, Inc.	8,189	937,231
Rayonier Advanced Materials, Inc.	2,533	24,063
RPM International, Inc.	3,443	162,957
Scotts Miracle-Gro Co. (The) Class A	2,221	161,622
Sensient Technologies Corp.	1,286	81,610
Sherwin-Williams Co. (The)	1,047	298,049
Valhi, Inc.(a)	5,976	7,052
Valspar Corp. (The)	1,356	145,119
Westlake Chemical Corp.	1,974	91,396

Total Chemicals		10,572,452
Commercial Services & Supplies – 0.7%
ADT Corp. (The)	5,257	216,904
Brady Corp. Class A	2,554	68,549
CECO Environmental Corp.	3,287	20,412
Cintas Corp.	1,791	160,850
Covanta Holding Corp.	8,382	141,321
Deluxe Corp.	1,513	94,547
Ennis, Inc.	1,992	38,944
Healthcare Services Group, Inc.	2,657	97,804
HNI Corp.	2,326	91,109
KAR Auction Services, Inc.	5,150	196,421
McGrath RentCorp	2,365	59,314
Mobile Mini, Inc.	1,430	47,219
MSA Safety, Inc.	1,711	82,727
Pitney Bowes, Inc.	8,565	184,490
Quad/Graphics, Inc.	5,003	64,739
R.R. Donnelley & Sons Co.	17,074	280,014
Republic Services, Inc.	10,659	507,901
Rollins, Inc.	4,443	120,494
Waste Connections, Inc.(a)	1,669	107,801
Waste Management, Inc.	14,459	853,081
West Corp.	4,477	102,165

Total Commercial Services & Supplies		3,536,806
Communications Equipment – 1.2%
Alliance Fiber Optic Products, Inc.*	1,592	23,546
Black Box Corp.	2,384	32,112
Brocade Communications Systems, Inc.	9,100	96,278
Cisco Systems, Inc.	172,824	4,920,299
Comtech Telecommunications Corp.	1,531	35,779
Harris Corp.	3,281	255,459
Juniper Networks, Inc.	5,821	148,494
Motorola Solutions, Inc.	4,468	338,228
TESSCO Technologies, Inc.	1,177	19,597

Total Communications Equipment		5,869,792
Construction & Engineering – 0.1%
Fluor Corp.	3,369	180,916
KBR, Inc.	4,461	69,056

Total Construction & Engineering		249,972
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	888	$141,645
United States Lime & Minerals, Inc.	423	25,384
Vulcan Materials Co.	789	83,295

Total Construction Materials		250,324
Consumer Finance – 0.5%
American Express Co.	17,163	1,053,808
Capital One Financial Corp.	11,893	824,304
Discover Financial Services	9,291	473,098
Navient Corp.	19,829	237,353
Nelnet, Inc. Class A	1,324	52,126

Total Consumer Finance		2,640,689
Containers & Packaging – 0.5%
AptarGroup, Inc.	1,550	121,535
Avery Dennison Corp.	2,335	168,377
Ball Corp.	1,362	97,097
Bemis Co., Inc.	3,323	172,065
Graphic Packaging Holding Co.	5,467	70,251
Greif, Inc. Class A	1,234	40,414
Greif, Inc. Class B	1,890	88,452
International Paper Co.	19,972	819,651
Packaging Corp. of America	3,475	209,890
Sealed Air Corp.	3,305	158,673
Sonoco Products Co.	4,154	201,760
WestRock Co.	8,969	350,060

Total Containers & Packaging		2,498,225
Distributors – 0.1%
Genuine Parts Co.	4,571	454,175
Pool Corp.	602	52,819
Weyco Group, Inc.	870	23,159

Total Distributors		530,153
Diversified Consumer Services – 0.1%
Collectors Universe, Inc.	1,229	20,401
DeVry Education Group, Inc.(a)	1,012	17,477
H&R Block, Inc.	8,090	213,738
Liberty Tax, Inc.	1,098	21,510
Service Corp. International	4,240	104,643

Total Diversified Consumer Services		377,769
Diversified Financial Services – 0.5%
CBOE Holdings, Inc.	1,583	103,417
CME Group, Inc.	7,936	762,253
FactSet Research Systems, Inc.	676	102,434
Intercontinental Exchange, Inc.	1,533	360,470
Leucadia National Corp.	5,325	86,105
Marlin Business Services Corp.	1,435	20,535
McGraw Hill Financial, Inc.	4,118	407,600
Moody’s Corp.	3,084	297,791
MSCI, Inc.	1,534	113,639
Nasdaq, Inc.	2,705	179,558

Total Diversified Financial Services		2,433,802

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	81

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
Diversified Telecommunication Services – 5.8%
AT&T, Inc.	368,810	$14,446,288
CenturyLink, Inc.	51,021	1,630,631
Cogent Communications Holdings, Inc.	2,952	115,216
Consolidated Communications Holdings, Inc.	5,689	146,549
Frontier Communications Corp.	109,427	611,697
Verizon Communications, Inc.	216,899	11,729,898
Windstream Holdings, Inc.(a)	13,518	103,818

Total Diversified Telecommunication Services		28,784,097
Electric Utilities – 3.7%
ALLETE, Inc.	3,025	169,612
American Electric Power Co., Inc.	21,667	1,438,689
Cleco Corp.	2,114	116,714
Duke Energy Corp.	35,131	2,834,369
Edison International	8,962	644,278
El Paso Electric Co.	2,544	116,719
Empire District Electric Co. (The)	3,381	111,742
Entergy Corp.	8,980	711,934
Eversource Energy	11,102	647,691
Exelon Corp.	46,583	1,670,466
FirstEnergy Corp.	19,165	689,365
Great Plains Energy, Inc.	6,385	205,916
Hawaiian Electric Industries, Inc.	4,918	159,343
IDACORP, Inc.	2,176	162,308
ITC Holdings Corp.	3,570	155,545
NextEra Energy, Inc.	15,403	1,822,791
OGE Energy Corp.	8,755	250,656
Otter Tail Corp.	3,677	108,913
PG&E Corp.	18,393	1,098,430
Pinnacle West Capital Corp.	4,711	353,655
PNM Resources, Inc.	3,842	129,552
Portland General Electric Co.	3,260	128,737
PPL Corp.	32,976	1,255,396
Southern Co. (The)	46,855	2,423,809
Westar Energy, Inc.	5,286	262,239
Xcel Energy, Inc.	19,942	833,974

Total Electric Utilities		18,502,843
Electrical Equipment – 0.5%
AMETEK, Inc.	2,216	110,756
Emerson Electric Co.	28,573	1,553,800
General Cable Corp.	4,219	51,514
Hubbell, Inc.	1,829	193,746
Rockwell Automation, Inc.	3,943	448,516

Total Electrical Equipment		2,358,332
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	3,550	205,261
Avnet, Inc.	2,372	105,080
AVX Corp.	9,477	119,126
CDW Corp.	1,736	72,044
Corning, Inc.	32,190	672,449
Electro Rent Corp.	579	5,361
Electro Scientific Industries, Inc.*	4,486	32,075
FEI Co.	939	83,580
FLIR Systems, Inc.	3,093	101,914
Ingram Micro, Inc. Class A	1,667	59,862
Jabil Circuit, Inc.	4,140	79,778
National Instruments Corp.	4,372	131,641
Park Electrochemical Corp.	1,465	23,455

Total Electronic Equipment, Instruments & Components		1,691,626
Energy Equipment & Services – 0.5%
Archrock, Inc.	5,172	41,376
Baker Hughes, Inc.	7,035	308,344
Bristow Group, Inc.	2,008	37,991
Gulf Island Fabrication, Inc.	2,587	20,308
Halliburton Co.	17,827	636,780
Helmerich & Payne, Inc.(a)	5,634	330,829
National Oilwell Varco, Inc.	21,696	674,746
Oceaneering International, Inc.	2,877	95,632
Patterson-UTI Energy, Inc.	5,156	90,849
Superior Energy Services, Inc.	3,514	47,052
U.S. Silica Holdings, Inc.	1,317	29,922

Total Energy Equipment & Services		2,313,829
Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	4,646	732,117
CVS Health Corp.	17,496	1,814,860
Kroger Co. (The)	10,839	414,592
SpartanNash Co.	1,244	37,706
Sysco Corp.	17,976	840,018
Village Super Market, Inc. Class A	913	22,058
Wal-Mart Stores, Inc.	112,323	7,693,002
Walgreens Boots Alliance, Inc.	20,666	1,740,904
Whole Foods Market, Inc.	6,098	189,709

Total Food & Staples Retailing		13,484,966
Food Products – 2.3%
Archer-Daniels-Midland Co.	20,359	739,235
B&G Foods, Inc.	3,453	120,199
Cal-Maine Foods, Inc.(a)	3,439	178,519
Campbell Soup Co.	7,849	500,688
ConAgra Foods, Inc.	11,623	518,618
Flowers Foods, Inc.	6,993	129,091
General Mills, Inc.	18,952	1,200,609
Hershey Co. (The)	4,447	409,524
Hormel Foods Corp.	8,532	368,924
Ingredion, Inc.	1,791	191,261
J.M. Smucker Co. (The)	2,802	363,812
Kellogg Co.	10,648	815,104
Kraft Heinz Co. (The)	42,399	3,330,865
Lancaster Colony Corp.	795	87,903
McCormick & Co., Inc. Non-Voting Shares	2,813	279,837
Mead Johnson Nutrition Co.	4,288	364,351
Mondelez International, Inc. Class A	26,754	1,073,371
Pinnacle Foods, Inc.	3,737	166,969
Snyder’s-Lance, Inc.	2,547	80,180
Tyson Foods, Inc. Class A	3,561	237,376

Total Food Products		11,156,436

See Notes to Financial Statements.

82	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
Gas Utilities – 0.4%
AGL Resources, Inc.	4,048	$263,687
Atmos Energy Corp.	3,326	246,989
Laclede Group, Inc. (The)	2,219	150,337
National Fuel Gas Co.	3,626	181,481
New Jersey Resources Corp.	2,848	103,753
Northwest Natural Gas Co.	2,037	109,692
ONE Gas, Inc.	1,697	103,687
Piedmont Natural Gas Co., Inc.	2,128	127,318
Questar Corp.	7,994	198,251
South Jersey Industries, Inc.	3,954	112,491
Southwest Gas Corp.	1,810	119,188
UGI Corp.	4,868	196,132
WGL Holdings, Inc.	2,191	158,563

Total Gas Utilities		2,071,569
Health Care Equipment & Supplies – 0.8%
Abbott Laboratories	34,095	1,426,194
Baxter International, Inc.	7,555	310,359
Becton, Dickinson and Co.	3,746	568,718
C.R. Bard, Inc.	416	84,311
CryoLife, Inc.	2,268	24,381
Hill-Rom Holdings, Inc.	899	45,220
LeMaitre Vascular, Inc.	1,481	22,985
Meridian Bioscience, Inc.	3,967	81,760
ResMed, Inc.	3,542	204,798
St. Jude Medical, Inc.	5,388	296,340
Stryker Corp.	5,869	629,685
Teleflex, Inc.	706	110,849
Zimmer Biomet Holdings, Inc.	1,839	196,092

Total Health Care Equipment & Supplies		4,001,692
Health Care Providers & Services – 1.1%
Aetna, Inc.	3,575	401,651
AmerisourceBergen Corp.	2,912	252,034
Anthem, Inc.	4,847	673,685
Cardinal Health, Inc.	6,342	519,727
HealthSouth Corp.	3,020	113,643
Humana, Inc.	1,098	200,879
Kindred Healthcare, Inc.	4,141	51,141
Landauer, Inc.	1,195	39,519
McKesson Corp.	1,574	247,511
National Healthcare Corp.	1,040	64,792
Owens & Minor, Inc.	2,688	108,649
Patterson Cos., Inc.	2,775	129,121
Quest Diagnostics, Inc.	3,607	257,720
UnitedHealth Group, Inc.	17,445	2,248,660

Total Health Care Providers & Services		5,308,732
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	629	32,783
Hotels, Restaurants & Leisure – 2.4%
Aramark	3,519	116,549
Bob Evans Farms, Inc.	1,194	55,748
Brinker International, Inc.	2,413	110,877
Cracker Barrel Old Country Store, Inc.(a)	968	147,785
Darden Restaurants, Inc.	5,281	$350,130
DineEquity, Inc.	1,096	102,399
Domino’s Pizza, Inc.	775	102,192
Dunkin’ Brands Group, Inc.	2,525	119,104
Hilton Worldwide Holdings, Inc.	13,794	310,641
Interval Leisure Group, Inc.(a)	1,950	28,158
Las Vegas Sands Corp.	53,155	2,747,051
Marriott International, Inc. Class A(a)	4,199	298,885
McDonald’s Corp.	29,604	3,720,631
Peak Resorts, Inc.	3,331	11,325
SeaWorld Entertainment, Inc.(a)	5,565	117,199
Six Flags Entertainment Corp.	4,463	247,652
Starbucks Corp.	21,002	1,253,819
Starwood Hotels & Resorts Worldwide, Inc.	4,507	376,019
Texas Roadhouse, Inc.	2,152	93,784
Vail Resorts, Inc.	957	127,951
Wendy’s Co. (The)	7,375	80,314
Wyndham Worldwide Corp.	2,914	222,717
Wynn Resorts Ltd.(a)	3,596	335,974
Yum! Brands, Inc.	11,768	963,211

Total Hotels, Restaurants & Leisure		12,040,115
Household Durables – 0.3%
D.R. Horton, Inc.	4,957	149,850
Harman International Industries, Inc.	1,239	110,321
Hooker Furniture Corp.	931	30,583
Leggett & Platt, Inc.	4,863	235,369
Lifetime Brands, Inc.	1,797	27,081
MDC Holdings, Inc.	3,313	83,024
Newell Rubbermaid, Inc.	5,076	224,816
PulteGroup, Inc.	7,564	141,522
Tupperware Brands Corp.	2,850	165,243
Whirlpool Corp.	2,002	361,041

Total Household Durables		1,528,850
Household Products – 2.4%
Church & Dwight Co., Inc.	2,334	215,148
Clorox Co. (The)	3,349	422,175
Colgate-Palmolive Co.	22,083	1,560,164
Energizer Holdings, Inc.	1,799	72,878
Kimberly-Clark Corp.	11,318	1,522,384
Oil-Dri Corp. of America	660	22,295
Procter & Gamble Co. (The)	97,968	8,063,746
Spectrum Brands Holdings, Inc.	968	105,783

Total Household Products		11,984,573
Independent Power & Renewable Electricity Producers – 0.2%
AES Corp.	30,443	359,227
NRG Energy, Inc.	18,238	237,276
NRG Yield, Inc. Class C	6,649	94,682
Pattern Energy Group, Inc.	5,854	111,636
TerraForm Global, Inc. Class A*	12,487	29,719

Total Independent Power & Renewable Electricity Producers		832,540

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	83

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
Industrial Conglomerates – 2.7%
3M Co.	17,168	$2,860,704
Carlisle Cos., Inc.	1,056	105,072
Danaher Corp.	4,378	415,297
General Electric Co.	302,431	9,614,282
Roper Technologies, Inc.	568	103,813

Total Industrial Conglomerates		13,099,168
Insurance – 2.4%
Aflac, Inc.	13,081	825,934
Allstate Corp. (The)	8,059	542,935
American Financial Group, Inc.	1,682	118,362
American International Group, Inc.	23,976	1,295,903
American National Insurance Co.	1,342	155,001
AmTrust Financial Services, Inc.	4,045	104,685
Arthur J. Gallagher & Co.	5,992	266,524
Assurant, Inc.	1,712	132,081
Baldwin & Lyons, Inc. Class B	1,477	36,349
Brown & Brown, Inc.	2,665	95,407
Cincinnati Financial Corp.	5,440	355,558
CNA Financial Corp.	7,712	248,172
CNO Financial Group, Inc.	4,232	75,837
Crawford & Co. Class B	4,060	26,309
Donegal Group, Inc. Class A	2,231	32,082
Erie Indemnity Co. Class A	1,493	138,834
First American Financial Corp.	3,424	130,489
FNF Group	3,729	126,413
Hanover Insurance Group, Inc. (The)	1,379	124,413
Hartford Financial Services Group, Inc. (The)	8,608	396,657
Kemper Corp.	2,483	73,422
Lincoln National Corp.	5,670	222,264
Loews Corp.	2,950	112,867
Marsh & McLennan Cos., Inc.	12,644	768,629
Mercury General Corp.	3,299	183,095
MetLife, Inc.	37,728	1,657,768
Old Republic International Corp.	11,508	210,366
Principal Financial Group, Inc.	10,777	425,153
ProAssurance Corp.	1,905	96,393
Progressive Corp. (The)	13,267	466,202
Prudential Financial, Inc.	16,435	1,186,936
Reinsurance Group of America, Inc.	1,485	142,931
State Auto Financial Corp.	2,765	60,996
Torchmark Corp.	1,404	76,041
Travelers Cos., Inc. (The)	7,250	846,147
Universal Insurance Holdings, Inc.(a)	1,827	32,521
Unum Group	6,013	185,922
W.R. Berkley Corp.	1,412	79,354

Total Insurance		12,054,952
Internet & Catalog Retail – 0.1%
Expedia, Inc.	1,213	130,786
HSN, Inc.	1,747	91,385
Nutrisystem, Inc.	1,778	37,107
PetMed Express, Inc.(a)	1,396	25,002

Total Internet & Catalog Retail		284,280
Internet Software & Services – 0.0%
j2 Global, Inc.	1,365	$84,056
Marchex, Inc. Class B	5,606	24,947
Reis, Inc.	987	23,244

Total Internet Software & Services		132,247
IT Services – 2.3%
Automatic Data Processing, Inc.	12,500	1,121,375
Booz Allen Hamilton Holding Corp.	3,138	95,019
Broadridge Financial Solutions, Inc.	3,041	180,362
Computer Sciences Corp.	2,780	95,604
Computer Task Group, Inc.	3,572	18,253
Fidelity National Information Services, Inc.	5,144	325,667
International Business Machines Corp.	39,697	6,012,111
Jack Henry & Associates, Inc.	1,587	134,213
Leidos Holdings, Inc.	1,863	93,746
MasterCard, Inc. Class A	7,865	743,242
Paychex, Inc.	12,408	670,156
Sabre Corp.	3,937	113,858
Science Applications International Corp.	1,481	78,996
Total System Services, Inc.	1,626	77,365
Visa, Inc. Class A	15,148	1,158,519
Western Union Co. (The)	17,855	344,423
Xerox Corp.	28,944	323,015

Total IT Services		11,585,924
Leisure Products – 0.3%
Brunswick Corp.	1,164	55,849
Escalade, Inc.	1,925	22,657
Hasbro, Inc.	3,829	306,703
Johnson Outdoors, Inc. Class A	1,035	22,998
Mattel, Inc.	20,874	701,784
Polaris Industries, Inc.	1,528	150,477

Total Leisure Products		1,260,468
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	4,044	161,153
Bio-Techne Corp.	1,044	98,679
Thermo Fisher Scientific, Inc.	1,994	282,331

Total Life Sciences Tools & Services		542,163
Machinery – 1.8%
AGCO Corp.	1,526	75,842
Allison Transmission Holdings, Inc.	5,231	141,132
American Railcar Industries, Inc.(a)	655	26,678
Briggs & Stratton Corp.	3,468	82,955
Caterpillar, Inc.	28,678	2,195,014
Crane Co.	2,323	125,117
Cummins, Inc.	8,243	906,236
Deere & Co.	11,164	859,516
Donaldson Co., Inc.	3,909	124,736
Dover Corp.	4,543	292,251
Flowserve Corp.	2,521	111,958
Graco, Inc.	1,556	130,642
Graham Corp.	1,388	27,635
Greenbrier Cos., Inc. (The)(a)	883	24,406

See Notes to Financial Statements.

84	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
Hardinge, Inc.	2,420	$30,177
Hillenbrand, Inc.	3,076	92,126
Hurco Cos., Inc.	907	29,922
IDEX Corp.	1,666	138,078
Illinois Tool Works, Inc.	9,609	984,346
Joy Global, Inc.(a)	7,374	118,500
Kennametal, Inc.	3,205	72,081
Lincoln Electric Holdings, Inc.	2,221	130,084
Miller Industries, Inc.	1,125	22,815
Nordson Corp.	1,449	110,182
Oshkosh Corp.	1,880	76,836
PACCAR, Inc.	7,561	413,511
Parker-Hannifin Corp.	4,035	448,208
Snap-on, Inc.	1,089	170,962
Stanley Black & Decker, Inc.	3,515	369,813
Supreme Industries, Inc. Class A	3,062	27,068
Terex Corp.	1,885	46,899
Timken Co. (The)	3,604	120,698
Toro Co. (The)	1,114	95,938
Trinity Industries, Inc.	4,278	78,330
Xylem, Inc.	3,410	139,469

Total Machinery		8,840,161
Media – 2.3%
Cablevision Systems Corp. Class A	4,723	155,859
CBS Corp. Class A	963	56,730
CBS Corp. Class B Non-Voting Shares	6,277	345,800
Cinemark Holdings, Inc.	3,736	133,861
Comcast Corp. Class A	44,136	2,695,827
Gannett Co., Inc.	4,344	65,768
Harte-Hanks, Inc.	6,971	17,637
Interpublic Group of Cos., Inc. (The)	9,282	213,022
John Wiley & Sons, Inc. Class A	2,144	104,820
Journal Media Group, Inc.	1,929	23,071
Meredith Corp.	2,132	101,270
National CineMedia, Inc.	6,565	99,854
New Media Investment Group, Inc.	3,751	62,417
News Corp. Class A	8,353	106,668
Omnicom Group, Inc.	7,041	586,022
Regal Entertainment Group Class A(a)	7,721	163,222
Scripps Networks Interactive, Inc. Class A	1,681	110,105
Sinclair Broadcast Group, Inc. Class A	2,691	82,748
TEGNA, Inc.	5,466	128,232
Time Warner Cable, Inc.	4,971	1,017,166
Time Warner, Inc.	17,833	1,293,784
Time, Inc.	5,562	85,877
Tribune Media Co. Class A	2,956	113,363
Twenty-First Century Fox, Inc. Class A	12,036	335,564
Twenty-First Century Fox, Inc. Class B	10,563	297,877
Viacom, Inc. Class A	2,407	109,037
Viacom, Inc. Class B	13,450	555,216
Walt Disney Co. (The)	21,504	2,135,562
World Wrestling Entertainment, Inc. Class A	1,281	22,622

Total Media		11,219,001
Metals & Mining – 0.4%
Alcoa, Inc.	18,690	$179,050
Allegheny Technologies, Inc.(a)	6,454	105,200
Ampco-Pittsburgh Corp.	2,032	28,265
Carpenter Technology Corp.	1,342	45,937
Commercial Metals Co.	7,350	124,730
Compass Minerals International, Inc.	1,470	104,164
Hecla Mining Co.(a)	14,623	40,652
Newmont Mining Corp.	2,856	75,912
Nucor Corp.	12,304	581,979
Reliance Steel & Aluminum Co.	2,582	178,649
Royal Gold, Inc.	1,583	81,192
Steel Dynamics, Inc.	8,174	183,997
United States Steel Corp.(a)	4,385	70,379
Worthington Industries, Inc.	2,984	106,350

Total Metals & Mining		1,906,456
Multi-Utilities – 2.0%
Alliant Energy Corp.	4,076	302,765
Ameren Corp.	10,444	523,244
Avista Corp.	3,380	137,836
Black Hills Corp.(a)	2,473	148,702
CenterPoint Energy, Inc.	26,647	557,455
CMS Energy Corp.	9,531	404,496
Consolidated Edison, Inc.	13,223	1,013,146
Dominion Resources, Inc.	24,859	1,867,408
DTE Energy Co.	6,736	610,686
MDU Resources Group, Inc.	8,956	174,284
NiSource, Inc.	11,848	279,139
NorthWestern Corp.	2,462	152,029
Public Service Enterprise Group, Inc.	22,493	1,060,320
SCANA Corp.	5,779	405,397
Sempra Energy	7,937	825,845
TECO Energy, Inc.	8,593	236,565
Vectren Corp.	3,457	174,786
WEC Energy Group, Inc.	12,935	777,005

Total Multi-Utilities		9,651,108
Multiline Retail – 0.7%
Big Lots, Inc.	1,605	72,690
Dollar General Corp.	3,666	313,810
Kohl’s Corp.	7,871	366,867
Macy’s, Inc.	12,865	567,218
Nordstrom, Inc.(a)	4,947	283,018
Target Corp.	20,284	1,668,968

Total Multiline Retail		3,272,571
Oil, Gas & Consumable Fuels – 9.2%
Alon USA Energy, Inc.	2,897	29,897
Anadarko Petroleum Corp.	11,573	538,955
Apache Corp.	9,172	447,685
Cabot Oil & Gas Corp.	2,627	59,659
Chevron Corp.	98,647	9,410,925
Cimarex Energy Co.	723	70,326
Columbia Pipeline Group, Inc.	8,441	211,869

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	85

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
ConocoPhillips	80,385	$3,237,104
CVR Energy, Inc.	4,675	122,018
Delek U.S. Holdings, Inc.	2,185	33,299
Devon Energy Corp.	12,240	335,866
EOG Resources, Inc.	5,331	386,924
Evolution Petroleum Corp.	4,402	21,394
Exxon Mobil Corp.	172,877	14,450,788
Hess Corp.	5,929	312,162
HollyFrontier Corp.	6,037	213,227
Kinder Morgan, Inc.	290,571	5,189,598
Marathon Oil Corp.	10,881	121,214
Marathon Petroleum Corp.	14,659	545,022
Murphy Oil Corp.	11,018	277,543
Noble Energy, Inc.	9,920	311,587
Occidental Petroleum Corp.	36,227	2,479,014
ONEOK, Inc.	26,252	783,885
Panhandle Oil and Gas, Inc. Class A	1,478	25,584
PBF Energy, Inc. Class A	3,596	119,387
Phillips 66	15,326	1,327,078
Range Resources Corp.(a)	1,976	63,983
SemGroup Corp. Class A	3,118	69,843
Spectra Energy Corp.	45,533	1,393,310
Targa Resources Corp.	7,299	217,948
Tesoro Corp.	2,489	214,079
Valero Energy Corp.	14,945	958,572
Western Refining, Inc.	3,804	110,658
Williams Cos., Inc. (The)	77,921	1,252,191

Total Oil, Gas & Consumable Fuels		45,342,594
Paper & Forest Products – 0.0%
KapStone Paper and Packaging Corp.	1,991	27,575
Schweitzer-Mauduit International, Inc.	1,870	58,868

Total Paper & Forest Products		86,443
Personal Products – 0.1%
Edgewell Personal Care Co.	1,692	136,257
Estee Lauder Cos., Inc. (The) Class A	3,463	326,595
Nu Skin Enterprises, Inc. Class A(a)	2,403	91,915

Total Personal Products		554,767
Pharmaceuticals – 5.3%
Bristol-Myers Squibb Co.	38,456	2,456,569
Eli Lilly & Co.	28,032	2,018,584
Innoviva, Inc.(a)	12,780	160,900
Johnson & Johnson	86,223	9,329,329
Merck & Co., Inc.	104,288	5,517,878
Pfizer, Inc.	227,851	6,753,504
Zoetis, Inc.	4,152	184,058

Total Pharmaceuticals		26,420,822
Professional Services – 0.1%
CEB, Inc.	1,142	73,922
Dun & Bradstreet Corp. (The)	703	72,465
Equifax, Inc.	1,460	166,863
Insperity, Inc.	1,027	53,127
ManpowerGroup, Inc.	1,809	147,289
Robert Half International, Inc.	2,817	131,216

Total Professional Services		644,882
Real Estate Investment Trusts (REITs) – 7.9%
Acadia Realty Trust	3,021	106,128
Alexander’s, Inc.	229	87,146
Alexandria Real Estate Equities, Inc.	2,636	239,586
American Assets Trust, Inc.	2,088	83,353
American Campus Communities, Inc.	4,224	198,908
American Tower Corp.	8,552	875,468
Apartment Investment & Management Co. Class A	4,879	204,040
Apple Hospitality REIT, Inc.(a)	10,503	208,064
Armada Hoffler Properties, Inc.	4,694	52,808
Ashford Hospitality Prime, Inc.	4,873	56,868
Ashford Hospitality Trust, Inc.	10,638	67,870
AvalonBay Communities, Inc.	4,271	812,344
Bluerock Residential Growth REIT, Inc.	2,146	23,349
Boston Properties, Inc.	3,436	436,647
Brandywine Realty Trust	9,038	126,803
Brixmor Property Group, Inc.	12,222	313,128
Camden Property Trust	3,426	288,092
CBL & Associates Properties, Inc.	14,508	172,645
Chatham Lodging Trust	2,852	61,118
Chesapeake Lodging Trust	3,885	102,797
Columbia Property Trust, Inc.	6,908	151,907
Communications Sales & Leasing, Inc.	20,023	445,512
Community Healthcare Trust, Inc.	1,269	23,464
CorEnergy Infrastructure Trust, Inc.(a)	1,921	38,631
CoreSite Realty Corp.	926	64,829
Corporate Office Properties Trust	5,571	146,183
Corrections Corp. of America	10,189	326,557
Cousins Properties, Inc.	10,317	107,091
Crown Castle International Corp.	14,780	1,278,470
CubeSmart	4,862	161,905
CyrusOne, Inc.	2,428	110,838
DCT Industrial Trust, Inc.	3,403	134,316
DDR Corp.	14,541	258,684
DiamondRock Hospitality Co.	10,269	103,922
Digital Realty Trust, Inc.	7,582	670,931
Douglas Emmett, Inc.	5,253	158,168
Duke Realty Corp.	12,308	277,422
DuPont Fabros Technology, Inc.	4,535	183,804
EastGroup Properties, Inc.	2,034	122,793
Education Realty Trust, Inc.	3,139	130,582
EPR Properties	3,584	238,766
Equinix, Inc.	1,415	467,955
Equity LifeStyle Properties, Inc.	2,755	200,371
Equity One, Inc.	6,099	174,797
Equity Residential	11,389	854,517
Essex Property Trust, Inc.	1,783	416,972
Extra Space Storage, Inc.	3,879	362,531
Federal Realty Investment Trust	1,947	303,829
First Industrial Realty Trust, Inc.	3,303	75,110
Franklin Street Properties Corp.	11,021	116,933

See Notes to Financial Statements.

86	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
Gaming and Leisure Properties, Inc.	10,217	$315,910
General Growth Properties, Inc.	28,061	834,254
Geo Group, Inc. (The)	7,316	253,646
Getty Realty Corp.	3,575	70,892
Gladstone Commercial Corp.	2,254	36,921
Global Net Lease, Inc.	13,383	114,559
Government Properties Income Trust	7,643	136,428
Gramercy Property Trust	11,665	98,569
HCP, Inc.	31,009	1,010,273
Healthcare Realty Trust, Inc.	5,508	170,142
Healthcare Trust of America, Inc. Class A	7,084	208,411
Hersha Hospitality Trust	4,412	94,152
Highwoods Properties, Inc.	3,779	180,674
Hospitality Properties Trust	11,733	311,629
Host Hotels & Resorts, Inc.	39,628	661,788
Hudson Pacific Properties, Inc.	2,076	60,038
Independence Realty Trust, Inc.	7,918	56,376
InfraREIT, Inc.	2,388	40,715
Investors Real Estate Trust	15,123	109,793
Iron Mountain, Inc.	15,334	519,976
Kilroy Realty Corp.	2,131	131,845
Kimco Realty Corp.	17,353	499,419
Kite Realty Group Trust	4,550	126,081
Lamar Advertising Co. Class A	4,614	283,761
LaSalle Hotel Properties	7,838	198,380
Lexington Realty Trust(a)	19,714	169,540
Liberty Property Trust	8,779	293,745
LTC Properties, Inc.	2,899	131,151
Macerich Co. (The)	6,107	483,919
Mack-Cali Realty Corp.	4,158	97,713
Medical Properties Trust, Inc.	18,372	238,469
Mid-America Apartment Communities, Inc.	3,082	315,011
Monogram Residential Trust, Inc.	4,477	44,143
National Health Investors, Inc.	2,132	141,821
National Retail Properties, Inc.	6,085	281,127
New Senior Investment Group, Inc.	8,854	91,196
New York REIT, Inc.	10,532	106,373
NexPoint Residential Trust, Inc.	1,891	24,753
NorthStar Realty Finance Corp.	25,050	328,656
Omega Healthcare Investors, Inc.	12,492	440,968
One Liberty Properties, Inc.	3,196	71,622
Outfront Media, Inc.	9,535	201,189
Paramount Group, Inc.	4,339	69,207
Parkway Properties, Inc.	7,474	117,043
Pebblebrook Hotel Trust	3,191	92,762
Pennsylvania Real Estate Investment Trust	5,200	113,620
Physicians Realty Trust	6,372	118,392
Piedmont Office Realty Trust, Inc. Class A	7,717	156,732
Post Properties, Inc.	1,968	117,568
Potlatch Corp.	2,568	80,892
Preferred Apartment Communities, Inc. Class A	1,978	25,081
Prologis, Inc.	20,740	916,293
PS Business Parks, Inc.	1,229	123,527
Public Storage	5,251	1,448,383
QTS Realty Trust, Inc. Class A	1,917	90,827
Ramco-Gershenson Properties Trust	5,841	105,313
Rayonier, Inc.	5,613	138,529
Realty Income Corp.	12,106	756,746
Regency Centers Corp.	3,129	234,206
Retail Opportunity Investments Corp.	5,868	118,064
Retail Properties of America, Inc. Class A	11,133	176,458
RLJ Lodging Trust	7,654	175,124
Rouse Properties, Inc.	2,683	49,314
Ryman Hospitality Properties, Inc.	2,940	151,351
Sabra Health Care REIT, Inc.	5,531	111,118
Select Income REIT	9,074	209,156
Senior Housing Properties Trust	27,105	484,908
Simon Property Group, Inc.	11,108	2,307,021
SL Green Realty Corp.	2,066	200,154
Sovran Self Storage, Inc.	1,185	139,771
Spirit Realty Capital, Inc.	29,323	329,884
STAG Industrial, Inc.	6,274	127,739
STORE Capital Corp.	5,772	149,379
Summit Hotel Properties, Inc.	6,032	72,203
Sun Communities, Inc.	2,794	200,078
Tanger Factory Outlet Centers, Inc.	3,639	132,423
Taubman Centers, Inc.	2,026	144,312
UDR, Inc.	9,369	360,988
UMH Properties, Inc.	2,454	24,344
Urban Edge Properties	3,329	86,021
Ventas, Inc.	20,424	1,285,895
VEREIT, Inc.	66,978	594,095
Vornado Realty Trust	5,461	515,682
W.P. Carey, Inc.	6,592	410,286
Washington Real Estate Investment Trust	4,699	137,258
Weingarten Realty Investors	5,241	196,642
Welltower, Inc.	18,878	1,309,001
Weyerhaeuser Co.	32,837	1,017,290
WP GLIMCHER, Inc.	17,392	165,050
Xenia Hotels & Resorts, Inc.	6,061	94,673

Total Real Estate Investment Trusts (REITs)		38,791,783
Real Estate Management & Development – 0.0%
Farmland Partners, Inc.	2,163	23,209
Kennedy-Wilson Holdings, Inc.	2,405	52,669

Total Real Estate Management & Development		75,878
Road & Rail – 0.8%
Celadon Group, Inc.	2,221	23,276
CSX Corp.	28,257	727,618
JB Hunt Transport Services, Inc.	1,616	136,132
Kansas City Southern	1,923	164,320
Norfolk Southern Corp.	8,552	711,954
Ryder System, Inc.	1,741	112,782
Union Pacific Corp.	25,919	2,061,856

Total Road & Rail		3,937,938
Semiconductors & Semiconductor Equipment – 2.7%
Analog Devices, Inc.	9,375	554,906
Applied Materials, Inc.	27,211	576,329

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	87

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
Atmel Corp.	7,618	$61,858
Brooks Automation, Inc.	3,904	40,602
Intel Corp.	140,461	4,543,913
Intersil Corp. Class A	7,187	96,090
KLA-Tencor Corp.	5,241	381,597
Lam Research Corp.	2,368	195,597
Linear Technology Corp.	7,005	312,143
Maxim Integrated Products, Inc.	9,537	350,771
Microchip Technology, Inc.	7,879	379,768
NVIDIA Corp.	8,172	291,168
QUALCOMM, Inc.	64,572	3,302,212
Skyworks Solutions, Inc.	2,496	194,439
Teradyne, Inc.	3,427	73,989
Texas Instruments, Inc.	28,908	1,659,897
Xilinx, Inc.	7,228	342,824

Total Semiconductors & Semiconductor Equipment		13,358,103
Software – 3.5%
Activision Blizzard, Inc.	4,901	165,850
American Software, Inc. Class A	1,589	14,301
CA, Inc.	17,242	530,881
CDK Global, Inc.	1,674	77,925
Intuit, Inc.	3,706	385,461
Microsoft Corp.	225,307	12,443,706
Oracle Corp.	72,876	2,981,357
QAD, Inc. Class A	1,035	21,994
SS&C Technologies Holdings, Inc.	1,141	72,362
Symantec Corp.	21,183	389,343

Total Software		17,083,180
Specialty Retail – 1.8%
Abercrombie & Fitch Co. Class A	2,480	78,219
American Eagle Outfitters, Inc.(a)	6,796	113,289
Barnes & Noble, Inc.	4,528	55,966
Best Buy Co., Inc.	11,096	359,954
Big 5 Sporting Goods Corp.	2,545	28,275
Buckle, Inc. (The)(a)	1,868	63,269
Chico’s FAS, Inc.	3,900	51,753
Citi Trends, Inc.	1,123	20,023
Dick’s Sporting Goods, Inc.	1,684	78,727
DSW, Inc. Class A	3,189	88,144
Foot Locker, Inc.	2,851	183,889
GameStop Corp. Class A(a)	5,421	172,008
Gap, Inc. (The)	14,757	433,856
GNC Holdings, Inc. Class A	2,666	84,646
Guess?, Inc.	5,623	105,544
Home Depot, Inc. (The)	24,153	3,222,735
L Brands, Inc.	6,101	535,729
Lowe’s Cos., Inc.	14,606	1,106,404
Penske Automotive Group, Inc.	2,650	100,435
Pier 1 Imports, Inc.	4,349	30,486
Rent-A-Center, Inc.	3,435	54,445
Ross Stores, Inc.	3,899	225,752
Stage Stores, Inc.	2,900	23,374
Staples, Inc.	33,787	372,671
Stein Mart, Inc.	3,287	24,094
Tailored Brands, Inc.	2,757	49,350
Tiffany & Co.	2,789	204,657
TJX Cos., Inc. (The)	8,812	690,420
Tractor Supply Co.	1,291	116,784
Williams-Sonoma, Inc.	2,063	112,929

Total Specialty Retail		8,787,827
Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	108,471	11,822,254
Diebold, Inc.	2,236	64,643
EMC Corp.	36,427	970,780
HP, Inc.	79,081	974,278
Lexmark International, Inc. Class A	3,715	124,192
NetApp, Inc.	7,553	206,121
Western Digital Corp.	7,763	366,724

Total Technology Hardware, Storage & Peripherals		14,528,992
Textiles, Apparel & Luxury Goods – 0.5%
Carter’s, Inc.	672	70,815
Coach, Inc.	12,922	518,043
Columbia Sportswear Co.	1,586	95,303
Hanesbrands, Inc.	5,983	169,558
NIKE, Inc. Class B	14,440	887,627
Ralph Lauren Corp.	1,049	100,977
VF Corp.	10,477	678,491
Wolverine World Wide, Inc.	2,615	48,168

Total Textiles, Apparel & Luxury Goods		2,568,982
Thrifts & Mortgage Finance – 0.2%
BankFinancial Corp.	1,858	21,961
Capitol Federal Financial, Inc.	4,141	54,910
Federal Agricultural Mortgage Corp. Class C	748	28,222
New York Community Bancorp, Inc.	31,641	503,092
Northwest Bancshares, Inc.	4,908	66,307
OceanFirst Financial Corp.	2,376	42,008
Provident Financial Services, Inc.	4,352	87,867
Riverview Bancorp, Inc.	5,322	22,352
Territorial Bancorp, Inc.	854	22,255
TFS Financial Corp.	6,826	118,568
Washington Federal, Inc.	3,514	79,592
Westfield Financial, Inc.	2,969	25,029

Total Thrifts & Mortgage Finance		1,072,163
Tobacco – 3.1%
Altria Group, Inc.	83,071	5,205,229
Philip Morris International, Inc.	77,325	7,586,356
Reynolds American, Inc.	48,637	2,446,927
Universal Corp.	1,105	62,775
Vector Group Ltd.(a)	9,915	226,459

Total Tobacco		15,527,746
Trading Companies & Distributors – 0.3%
Fastenal Co.(a)	9,024	442,176
GATX Corp.	2,019	95,902
H&E Equipment Services, Inc.	2,696	47,261
MSC Industrial Direct Co., Inc. Class A	1,635	124,767

See Notes to Financial Statements.

88	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund (DTD)

March 31, 2016

Investments	Shares	Value
TAL International Group, Inc.*	4,422	$68,276
W.W. Grainger, Inc.	1,564	365,084
Watsco, Inc.	1,094	147,406

Total Trading Companies & Distributors		1,290,872
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	6,331	426,963
Water Utilities – 0.1%
American Water Works Co., Inc.	4,470	308,117
Aqua America, Inc.	5,492	174,755
Artesian Resources Corp. Class A	937	26,199
Connecticut Water Service, Inc.	1,134	51,143

Total Water Utilities		560,214
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	2,962	89,127
TOTAL COMMON STOCKS (Cost: $430,060,658)		491,386,021
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree Total Earnings Fund(a)(b) (Cost: $790,703)	11,325	809,851
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $4,643,317)(d)	4,643,317	4,643,317
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $435,494,678)		496,839,189
Liabilities in Excess of Cash and Other Assets – (0.6)%		(3,130,851)

NET ASSETS – 100.0%		$493,708,338
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $4,526,378 and the total market value of the collateral held by the Fund was $4,643,317.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	89

Schedule of Investments

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.9%
B/E Aerospace, Inc.	22	$1,015
Boeing Co. (The)	2,361	299,705
BWX Technologies, Inc.	423	14,196
Cubic Corp.	98	3,916
Curtiss-Wright Corp.	121	9,156
Esterline Technologies Corp.*	94	6,023
General Dynamics Corp.	1,019	133,866
HEICO Corp.	65	3,908
Hexcel Corp.	201	8,786
Honeywell International, Inc.	2,134	239,115
Huntington Ingalls Industries, Inc.	184	25,197
KLX, Inc.*	80	2,571
L-3 Communications Holdings, Inc.	287	34,010
Lockheed Martin Corp.	1,065	235,897
Moog, Inc. Class A*	127	5,801
National Presto Industries, Inc.	33	2,763
Northrop Grumman Corp.	697	137,936
Orbital ATK, Inc.	261	22,691
Raytheon Co.	1,138	139,553
Rockwell Collins, Inc.	403	37,161
Spirit AeroSystems Holdings, Inc. Class A*	111	5,035
Teledyne Technologies, Inc.*	94	8,285
Textron, Inc.	760	27,710
TransDigm Group, Inc.*	61	13,441
United Technologies Corp.	2,649	265,165

Total Aerospace & Defense		1,682,902
Air Freight & Logistics – 0.8%
Atlas Air Worldwide Holdings, Inc.*	117	4,946
C.H. Robinson Worldwide, Inc.	425	31,548
Expeditors International of Washington, Inc.	500	24,405
FedEx Corp.	636	103,490
Forward Air Corp.	76	3,444
Hub Group, Inc. Class A*	97	3,957
Park-Ohio Holdings Corp.	114	4,881
United Parcel Service, Inc. Class B	2,549	268,843

Total Air Freight & Logistics		445,514
Airlines – 1.7%
Alaska Air Group, Inc.	537	44,045
Allegiant Travel Co.	29	5,164
American Airlines Group, Inc.	5,340	218,993
Delta Air Lines, Inc.	4,618	224,804
Hawaiian Holdings, Inc.*	349	16,469
JetBlue Airways Corp.*	810	17,107
Southwest Airlines Co.	1,928	86,374
Spirit Airlines, Inc.*	429	20,584
United Continental Holdings, Inc.*	5,915	354,072

Total Airlines		987,612
Auto Components – 0.6%
American Axle & Manufacturing Holdings, Inc.*	483	7,433
BorgWarner, Inc.	732	28,109
Cooper Tire & Rubber Co.	269	$9,958
Dana Holding Corp.	1,002	14,118
Dorman Products, Inc.*	98	5,333
Drew Industries, Inc.	88	5,673
Gentex Corp.	1,142	17,918
Gentherm, Inc.*	120	4,991
Goodyear Tire & Rubber Co. (The)	3,686	121,564
Johnson Controls, Inc.	1,952	76,070
Lear Corp.	260	28,904
Standard Motor Products, Inc.	128	4,435
Superior Industries International, Inc.	217	4,791
Tenneco, Inc.*	327	16,844
Tower International, Inc.	184	5,005
Visteon Corp.	130	10,347

Total Auto Components		361,493
Automobiles – 1.0%
Ford Motor Co.	22,461	303,224
General Motors Co.	6,008	188,831
Harley-Davidson, Inc.	863	44,298
Thor Industries, Inc.	147	9,374
Winnebago Industries, Inc.	375	8,419

Total Automobiles		554,146
Banks – 8.7%
1st Source Corp.	105	3,343
Associated Banc-Corp.	480	8,611
BancFirst Corp.	50	2,852
BancorpSouth, Inc.	291	6,201
Bank of America Corp.	49,701	671,958
Bank of Hawaii Corp.	148	10,106
Bank of the Ozarks, Inc.	138	5,792
BankUnited, Inc.	396	13,638
Banner Corp.	74	3,111
BB&T Corp.	2,856	95,019
BBCN Bancorp, Inc.	527	8,005
BOK Financial Corp.(a)	245	13,382
Boston Private Financial Holdings, Inc.	518	5,931
Camden National Corp.	74	3,108
Cardinal Financial Corp.	26	529
Cathay General Bancorp	264	7,479
Central Pacific Financial Corp.	329	7,162
Chemical Financial Corp.	93	3,319
CIT Group, Inc.	1,299	40,308
Citigroup, Inc.	13,295	555,066
Citizens Financial Group, Inc.	728	15,252
City Holding Co.	73	3,488
CoBiz Financial, Inc.	328	3,877
Columbia Banking System, Inc.	180	5,386
Comerica, Inc.	1,143	43,285
Commerce Bancshares, Inc.	314	14,114
Community Bank System, Inc.	110	4,203
Community Trust Bancorp, Inc.	83	2,932
Cullen/Frost Bankers, Inc.(a)	186	10,251
Customers Bancorp, Inc.*	108	2,552

See Notes to Financial Statements.

90	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
CVB Financial Corp.	277	$4,834
East West Bancorp, Inc.	488	15,850
Fifth Third Bancorp	3,847	64,206
First Citizens BancShares, Inc. Class A	28	7,030
First Commonwealth Financial Corp.	807	7,150
First Financial Bancorp	248	4,509
First Financial Bankshares, Inc.(a)	168	4,969
First Horizon National Corp.	1,095	14,345
First Interstate BancSystem, Inc. Class A	153	4,304
First Merchants Corp.	175	4,125
First Midwest Bancorp, Inc.	432	7,785
First Niagara Financial Group, Inc.	1,085	10,503
First Republic Bank	432	28,789
FirstMerit Corp.	700	14,735
Flushing Financial Corp.	153	3,308
FNB Corp.	597	7,767
Fulton Financial Corp.	738	9,874
Glacier Bancorp, Inc.	170	4,321
Great Southern Bancorp, Inc.	88	3,267
Hancock Holding Co.	162	3,720
Hanmi Financial Corp.	264	5,813
Hilltop Holdings, Inc.*	280	5,286
Home BancShares, Inc.	160	6,552
Huntington Bancshares, Inc.	2,824	26,941
Iberiabank Corp.	80	4,102
Independent Bank Corp.	67	3,079
International Bancshares Corp.	305	7,521
Investors Bancorp, Inc.	518	6,030
JPMorgan Chase & Co.	19,384	1,147,921
KeyCorp	3,716	41,025
Lakeland Financial Corp.	95	4,349
M&T Bank Corp.	502	55,722
MB Financial, Inc.	120	3,894
National Penn Bancshares, Inc.	299	3,181
NBT Bancorp, Inc.	105	2,830
Old National Bancorp	312	3,803
Opus Bank	216	7,344
PacWest Bancorp	88	3,269
Park National Corp.	48	4,320
People’s United Financial, Inc.	689	10,976
Pinnacle Financial Partners, Inc.	115	5,642
PNC Financial Services Group, Inc. (The)	2,295	194,088
Popular, Inc.	536	15,335
PrivateBancorp, Inc.	222	8,569
Prosperity Bancshares, Inc.	287	13,314
Regions Financial Corp.	5,559	43,638
Renasant Corp.	131	4,311
Republic Bancorp, Inc. Class A	192	4,959
S&T Bancorp, Inc.	82	2,112
Seacoast Banking Corp. of Florida*	143	2,258
ServisFirst Bancshares, Inc.	106	4,706
Signature Bank*	115	15,654
Simmons First National Corp. Class A	83	3,741
South State Corp.	78	5,010
Southside Bancshares, Inc.	137	3,572
Sterling Bancorp	408	6,499
SunTrust Banks, Inc.	2,373	85,618
SVB Financial Group*	143	14,593
Synovus Financial Corp.	313	9,049
TCF Financial Corp.	445	5,456
Texas Capital Bancshares, Inc.*	80	3,070
Tompkins Financial Corp.	67	4,288
Towne Bank	250	4,798
Trustmark Corp.	248	5,711
U.S. Bancorp	6,905	280,274
UMB Financial Corp.	197	10,171
Umpqua Holdings Corp.	297	4,710
Union Bankshares Corp.	292	7,192
United Bankshares, Inc.	111	4,074
United Community Banks, Inc.	122	2,253
Valley National Bancorp	265	2,528
Webster Financial Corp.	341	12,242
Wells Fargo & Co.	20,763	1,004,099
WesBanco, Inc.	100	2,971
Westamerica Bancorp(a)	63	3,069
Western Alliance Bancorp*	324	10,815
Wilshire Bancorp, Inc.	754	7,766
Wintrust Financial Corp.	97	4,301
Zions Bancorp	911	22,055

Total Banks		4,994,120
Beverages – 1.6%
Boston Beer Co., Inc. (The) Class A*	17	3,146
Brown-Forman Corp. Class B	392	38,600
Coca-Cola Bottling Co. Consolidated	46	7,349
Coca-Cola Co. (The)	7,494	347,647
Coca-Cola Enterprises, Inc.	808	40,998
Constellation Brands, Inc. Class A	417	63,005
Dr. Pepper Snapple Group, Inc.	488	43,637
Molson Coors Brewing Co. Class B	504	48,475
Monster Beverage Corp.*	219	29,210
National Beverage Corp.*	151	6,390
PepsiCo, Inc.	2,827	289,711

Total Beverages		918,168
Biotechnology – 2.9%
AbbVie, Inc.	2,550	145,656
Acorda Therapeutics, Inc.*	126	3,333
Alexion Pharmaceuticals, Inc.*	146	20,326
AMAG Pharmaceuticals, Inc.*(a)	120	2,808
Amgen, Inc.	2,144	321,450
Baxalta, Inc.	1,602	64,721
Biogen, Inc.*	634	165,043
Celgene Corp.*	877	87,779
Emergent Biosolutions, Inc.*	101	3,671
Gilead Sciences, Inc.	8,609	790,823
Insys Therapeutics, Inc.*(a)	152	2,430
Medivation, Inc.*	235	10,805
Myriad Genetics, Inc.*	307	11,491

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	91

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
PDL BioPharma, Inc.	1,993	$6,637
Regeneron Pharmaceuticals, Inc.*	40	14,418
United Therapeutics Corp.*	128	14,263

Total Biotechnology		1,665,654
Building Products – 0.3%
A.O. Smith Corp.	155	11,828
American Woodmark Corp.*	63	4,699
Armstrong World Industries, Inc.*	108	5,224
Fortune Brands Home & Security, Inc.	338	18,942
Lennox International, Inc.	97	13,113
Masco Corp.	1,730	54,409
Owens Corning	370	17,494
Simpson Manufacturing Co., Inc.	96	3,664
Universal Forest Products, Inc.	72	6,179
USG Corp.*	336	8,336

Total Building Products		143,888
Capital Markets – 2.7%
Affiliated Managers Group, Inc.*	121	19,650
Ameriprise Financial, Inc.	577	54,244
Artisan Partners Asset Management, Inc. Class A	70	2,159
Bank of New York Mellon Corp. (The)	3,182	117,193
BlackRock, Inc.	490	166,879
Calamos Asset Management, Inc. Class A	257	2,182
Charles Schwab Corp. (The)	2,224	62,316
Cohen & Steers, Inc.	70	2,724
E*TRADE Financial Corp.*	729	17,853
Eaton Vance Corp.	382	12,805
Evercore Partners, Inc. Class A	101	5,227
Federated Investors, Inc. Class B	466	13,444
Financial Engines, Inc.	122	3,834
Franklin Resources, Inc.	2,793	109,067
GAMCO Investors, Inc. Class A	91	3,372
Goldman Sachs Group, Inc. (The)	2,189	343,629
Greenhill & Co., Inc.	168	3,730
HFF, Inc. Class A	151	4,157
Interactive Brokers Group, Inc. Class A	184	7,235
INTL FCStone, Inc.*	224	5,988
Investment Technology Group, Inc.	281	6,210
Janus Capital Group, Inc.	815	11,923
KCG Holdings, Inc. Class A*	264	3,155
Legg Mason, Inc.	404	14,011
LPL Financial Holdings, Inc.(a)	232	5,754
Morgan Stanley	9,300	232,593
Northern Trust Corp.	551	35,909
NorthStar Asset Management Group, Inc.	568	6,447
Raymond James Financial, Inc.	459	21,853
SEI Investments Co.	374	16,101
State Street Corp.	1,833	107,267
Stifel Financial Corp.*	174	5,150
T. Rowe Price Group, Inc.	865	63,543
TD Ameritrade Holding Corp.	1,211	38,183
Virtus Investment Partners, Inc.	45	3,515
Waddell & Reed Financial, Inc. Class A	444	10,452

Total Capital Markets		1,539,754
Chemicals – 2.1%
A. Schulman, Inc.	83	2,259
Air Products & Chemicals, Inc.	472	67,992
Airgas, Inc.	148	20,963
Albemarle Corp.	328	20,969
Balchem Corp.	59	3,659
Calgon Carbon Corp.	296	4,150
Celanese Corp. Series A	1,098	71,919
CF Industries Holdings, Inc.	1,133	35,508
Chemours Co. (The)	2	14
Chemtura Corp.*	467	12,329
Dow Chemical Co. (The)	4,360	221,750
E.I. du Pont de Nemours & Co.	2,081	131,769
Eastman Chemical Co.	606	43,771
Ecolab, Inc.	552	61,559
Ferro Corp.*	148	1,757
Flotek Industries, Inc.*(a)	305	2,236
FMC Corp.	56	2,261
GCP Applied Technologies, Inc.*	199	3,968
H.B. Fuller Co.	120	5,094
Innospec, Inc.	119	5,160
International Flavors & Fragrances, Inc.	210	23,892
Minerals Technologies, Inc.	88	5,003
Monsanto Co.	1,302	114,237
Mosaic Co. (The)	733	19,791
NewMarket Corp.	37	14,662
OMNOVA Solutions, Inc.*	336	1,868
PolyOne Corp.	201	6,080
PPG Industries, Inc.	574	63,995
Praxair, Inc.	631	72,218
Quaker Chemical Corp.	46	3,904
Rayonier Advanced Materials, Inc.	35	332
RPM International, Inc.	343	16,234
Scotts Miracle-Gro Co. (The) Class A	124	9,023
Sensient Technologies Corp.	132	8,377
Sherwin-Williams Co. (The)	168	47,824
Stepan Co.	96	5,308
Valspar Corp. (The)	200	21,404
W.R. Grace & Co.*	199	14,165
Westlake Chemical Corp.	417	19,307

Total Chemicals		1,186,711
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	145	4,685
ACCO Brands Corp.*	772	6,932
ADT Corp. (The)	553	22,817
Brady Corp. Class A	128	3,435
Brink’s Co. (The)	174	5,845
Cintas Corp.	243	21,824
Clean Harbors, Inc.*	34	1,678
Copart, Inc.*	204	8,317
Deluxe Corp.	220	13,748
Ennis, Inc.	196	3,832
Essendant, Inc.	157	5,013

See Notes to Financial Statements.

92	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Herman Miller, Inc.	149	$4,603
HNI Corp.	99	3,878
KAR Auction Services, Inc.	280	10,679
Knoll, Inc.	196	4,243
Matthews International Corp. Class A	77	3,963
McGrath RentCorp	53	1,329
Mobile Mini, Inc.	93	3,071
MSA Safety, Inc.	105	5,077
Pitney Bowes, Inc.	913	19,666
R.R. Donnelley & Sons Co.	504	8,266
Republic Services, Inc.	970	46,220
Rollins, Inc.	265	7,187
Steelcase, Inc. Class A	232	3,461
Stericycle, Inc.*	107	13,502
Tetra Tech, Inc.	184	5,487
UniFirst Corp.	86	9,384
Waste Connections, Inc.	210	13,564
Waste Management, Inc.	525	30,975
West Corp.	280	6,390

Total Commercial Services & Supplies		299,071
Communications Equipment – 1.2%
ADTRAN, Inc.	95	1,921
Arista Networks, Inc.*(a)	40	2,524
Black Box Corp.	78	1,051
Brocade Communications Systems, Inc.	1,266	13,394
Cisco Systems, Inc.	17,651	502,524
CommScope Holding Co., Inc.*	363	10,135
Comtech Telecommunications Corp.	74	1,729
EchoStar Corp. Class A*	56	2,480
F5 Networks, Inc.*	152	16,089
Finisar Corp.*	256	4,670
Harris Corp.	468	36,439
InterDigital, Inc.	86	4,786
Juniper Networks, Inc.	996	25,408
Motorola Solutions, Inc.	536	40,575
NETGEAR, Inc.*	81	3,270
Plantronics, Inc.	118	4,624
Polycom, Inc.*	113	1,260
Ubiquiti Networks, Inc.*(a)	294	9,781

Total Communications Equipment		682,660
Construction & Engineering – 0.2%
Aegion Corp.*	226	4,766
Comfort Systems USA, Inc.	207	6,577
Dycom Industries, Inc.*	72	4,656
EMCOR Group, Inc.	165	8,019
Fluor Corp.	799	42,906
Jacobs Engineering Group, Inc.*	482	20,991
MasTec, Inc.*	309	6,254
Primoris Services Corp.	147	3,572
Quanta Services, Inc.*	730	16,469
Tutor Perini Corp.*	323	5,020
Valmont Industries, Inc.	74	9,164

Total Construction & Engineering		128,394
Construction Materials – 0.0%
Eagle Materials, Inc.	88	6,169
Martin Marietta Materials, Inc.	72	11,485

Total Construction Materials		17,654
Consumer Finance – 1.3%
American Express Co.	3,818	234,425
Capital One Financial Corp.	2,840	196,840
Cash America International, Inc.	376	14,529
Credit Acceptance Corp.*(a)	95	17,247
Discover Financial Services	1,920	97,766
Encore Capital Group, Inc.*(a)	200	5,148
First Cash Financial Services, Inc.	69	3,178
Green Dot Corp. Class A*	224	5,145
Navient Corp.	2,485	29,746
Nelnet, Inc. Class A	360	14,173
PRA Group, Inc.*	261	7,671
Regional Management Corp.*	108	1,848
Santander Consumer USA Holdings, Inc.*	1,692	17,749
SLM Corp.*	739	4,700
Synchrony Financial*	3,112	89,190
World Acceptance Corp.*(a)	66	2,503

Total Consumer Finance		741,858
Containers & Packaging – 0.4%
AptarGroup, Inc.	142	11,134
Avery Dennison Corp.	237	17,090
Ball Corp.	413	29,443
Bemis Co., Inc.	264	13,670
Berry Plastics Group, Inc.*	136	4,916
Crown Holdings, Inc.*	494	24,498
Graphic Packaging Holding Co.	712	9,149
Greif, Inc. Class A	49	1,605
International Paper Co.	856	35,130
Packaging Corp. of America	376	22,711
Sealed Air Corp.	320	15,363
Silgan Holdings, Inc.	172	9,145
Sonoco Products Co.	285	13,843
WestRock Co.	479	18,695

Total Containers & Packaging		226,392
Distributors – 0.1%
Core-Mark Holding Co., Inc.	100	8,156
Genuine Parts Co.	370	36,763
LKQ Corp.*	702	22,415
Pool Corp.	104	9,125

Total Distributors		76,459
Diversified Consumer Services – 0.1%
Apollo Education Group, Inc.*	446	3,664
Bright Horizons Family Solutions, Inc.*	104	6,737
Capella Education Co.	63	3,316
DeVry Education Group, Inc.(a)	402	6,942
Graham Holdings Co. Class B	8	3,840
Grand Canyon Education, Inc.*	170	7,266
H&R Block, Inc.	802	21,189

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	93

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Service Corp. International	160	$3,949
Sotheby’s	94	2,513
Strayer Education, Inc.*	100	4,875
Weight Watchers International, Inc.*(a)	198	2,877

Total Diversified Consumer Services		67,168
Diversified Financial Services – 2.8%
Berkshire Hathaway, Inc. Class B*	8,676	1,230,951
CBOE Holdings, Inc.	168	10,975
CME Group, Inc.	614	58,975
FactSet Research Systems, Inc.	76	11,516
Intercontinental Exchange, Inc.	123	28,922
Leucadia National Corp.	565	9,136
MarketAxess Holdings, Inc.	70	8,738
McGraw Hill Financial, Inc.	536	53,053
Moody’s Corp.	517	49,921
Morningstar, Inc.	66	5,826
MSCI, Inc.	259	19,187
Nasdaq, Inc.	491	32,593
Voya Financial, Inc.	2,532	75,378

Total Diversified Financial Services		1,595,171
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	11,977	469,139
Atlantic Tele-Network, Inc.	61	4,626
CenturyLink, Inc.	338	10,802
Iridium Communications, Inc.*(a)	626	4,927
Level 3 Communications, Inc.*	290	15,327
Verizon Communications, Inc.	15,880	858,790

Total Diversified Telecommunication Services		1,363,611
Electric Utilities – 2.3%
ALLETE, Inc.	109	6,112
American Electric Power Co., Inc.	1,422	94,421
Cleco Corp.	351	19,379
Duke Energy Corp.	1,730	139,576
Edison International	1,136	81,667
El Paso Electric Co.	129	5,918
Empire District Electric Co. (The)	168	5,552
Eversource Energy	968	56,473
Exelon Corp.	2,729	97,862
FirstEnergy Corp.	1,314	47,264
Great Plains Energy, Inc.	604	19,479
Hawaiian Electric Industries, Inc.	203	6,577
IDACORP, Inc.	127	9,473
ITC Holdings Corp.	448	19,519
MGE Energy, Inc.	120	6,270
NextEra Energy, Inc.	1,499	177,392
OGE Energy Corp.	686	19,640
PG&E Corp.	1,462	87,311
Pinnacle West Capital Corp.	344	25,824
PNM Resources, Inc.	330	11,128
Portland General Electric Co.	376	14,848
PPL Corp.	2,354	89,617
Southern Co. (The)	2,911	150,586
Westar Energy, Inc.	424	21,035
Xcel Energy, Inc.	1,713	71,638

Total Electric Utilities		1,284,561
Electrical Equipment – 0.5%
Acuity Brands, Inc.	84	18,324
AMETEK, Inc.	613	30,638
AZZ, Inc.	62	3,509
Babcock & Wilcox Enterprises, Inc.*	211	4,515
Emerson Electric Co.	2,648	143,998
EnerSys	168	9,361
Franklin Electric Co., Inc.	102	3,281
Generac Holdings, Inc.*	102	3,799
Hubbell, Inc.	154	16,313
Powell Industries, Inc.	53	1,580
Regal Beloit Corp.	132	8,328
Rockwell Automation, Inc.	423	48,116

Total Electrical Equipment		291,762
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	708	40,937
Anixter International, Inc.*	108	5,628
Arrow Electronics, Inc.*	472	30,402
Avnet, Inc.	584	25,871
AVX Corp.	569	7,152
Belden, Inc.	106	6,506
Benchmark Electronics, Inc.*	336	7,745
CDW Corp.	401	16,641
Cognex Corp.	139	5,414
Coherent, Inc.*	60	5,514
Corning, Inc.	4,862	101,567
Dolby Laboratories, Inc. Class A	280	12,169
FEI Co.	85	7,566
Fitbit, Inc. Class A*(a)	203	3,075
FLIR Systems, Inc.	368	12,126
II-VI, Inc.*	381	8,271
Ingram Micro, Inc. Class A	633	22,731
Insight Enterprises, Inc.*	328	9,394
InvenSense, Inc.*	175	1,470
IPG Photonics Corp.*	118	11,337
Jabil Circuit, Inc.	561	10,810
Keysight Technologies, Inc.*	196	5,437
Littelfuse, Inc.	86	10,587
Methode Electronics, Inc.	153	4,474
MTS Systems Corp.	93	5,659
National Instruments Corp.	174	5,239
OSI Systems, Inc.*	37	2,423
PC Connection, Inc.	257	6,633
Plexus Corp.*	196	7,746
Rofin-Sinar Technologies, Inc.*	128	4,124
Rogers Corp.*	63	3,772
Sanmina Corp.*	472	11,035
ScanSource, Inc.*	141	5,694
SYNNEX Corp.	159	14,722
Tech Data Corp.*	176	13,512

See Notes to Financial Statements.

94	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Trimble Navigation Ltd.*	306	$7,589
Universal Display Corp.*	176	9,522
VeriFone Systems, Inc.*	321	9,065
Vishay Intertechnology, Inc.	736	8,987

Total Electronic Equipment, Instruments & Components		488,546
Energy Equipment & Services – 0.4%
Bristow Group, Inc.	11	208
Cameron International Corp.*	779	52,232
Dril-Quip, Inc.*	156	9,447
Era Group, Inc.*	104	976
FMC Technologies, Inc.*	591	16,170
Forum Energy Technologies, Inc.*	135	1,782
Halliburton Co.	1,393	49,758
Helmerich & Payne, Inc.(a)	385	22,607
National Oilwell Varco, Inc.	2,126	66,119
Newpark Resources, Inc.*	595	2,570
Oceaneering International, Inc.	200	6,648
Oil States International, Inc.*	95	2,994
RPC, Inc.(a)	968	13,726
U.S. Silica Holdings, Inc.	248	5,635

Total Energy Equipment & Services		250,872
Food & Staples Retailing – 3.0%
Andersons, Inc. (The)	116	3,644
Casey’s General Stores, Inc.	87	9,859
Costco Wholesale Corp.	744	117,239
CVS Health Corp.	2,678	277,789
Fresh Market, Inc. (The)*	41	1,170
Ingles Markets, Inc. Class A	139	5,212
Kroger Co. (The)	2,540	97,155
PriceSmart, Inc.	58	4,906
Rite Aid Corp.*	11,385	92,788
SpartanNash Co.	59	1,788
Sprouts Farmers Market, Inc.*	125	3,630
SUPERVALU, Inc.*	817	4,706
Sysco Corp.	1,075	50,235
United Natural Foods, Inc.*	41	1,652
Wal-Mart Stores, Inc.	12,793	876,193
Walgreens Boots Alliance, Inc.	1,976	166,458
Weis Markets, Inc.	62	2,794
Whole Foods Market, Inc.	250	7,777

Total Food & Staples Retailing		1,724,995
Food Products – 2.1%
Archer-Daniels-Midland Co.	1,781	64,668
B&G Foods, Inc.	85	2,959
Cal-Maine Foods, Inc.(a)	184	9,551
Campbell Soup Co.	965	61,557
ConAgra Foods, Inc.	1,048	46,762
Darling Ingredients, Inc.*	150	1,976
Flowers Foods, Inc.	390	7,199
General Mills, Inc.	1,488	94,265
Hain Celestial Group, Inc. (The)*	104	4,255
Hershey Co. (The)	338	31,126
Hormel Foods Corp.	1,239	53,574
Ingredion, Inc.	265	28,299
J&J Snack Foods Corp.	35	3,790
J.M. Smucker Co. (The)	296	38,433
Kellogg Co.	726	55,575
Kraft Heinz Co. (The)	713	56,013
Lancaster Colony Corp.	84	9,288
Landec Corp.*	222	2,331
McCormick & Co., Inc. Non-Voting Shares	323	32,132
Mead Johnson Nutrition Co.	293	24,896
Mondelez International, Inc. Class A	9,769	391,932
Pilgrim’s Pride Corp.*(a)	1,000	25,400
Pinnacle Foods, Inc.	364	16,264
Sanderson Farms, Inc.(a)	74	6,673
Seaboard Corp.*	5	15,015
Seneca Foods Corp. Class A*	71	2,467
Snyder’s-Lance, Inc.	24	756
Tootsie Roll Industries, Inc.(a)	98	3,419
TreeHouse Foods, Inc.*	69	5,986
Tyson Foods, Inc. Class A	1,048	69,860
WhiteWave Foods Co. (The)*	149	6,055

Total Food Products		1,172,476
Gas Utilities – 0.2%
AGL Resources, Inc.	503	32,765
Atmos Energy Corp.	266	19,753
New Jersey Resources Corp.	168	6,120
Northwest Natural Gas Co.	70	3,770
ONE Gas, Inc.	118	7,210
Piedmont Natural Gas Co., Inc.	155	9,274
Questar Corp.	592	14,682
South Jersey Industries, Inc.	184	5,235
Southwest Gas Corp.	121	7,968
UGI Corp.	360	14,504
WGL Holdings, Inc.	133	9,625

Total Gas Utilities		130,906
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	2,440	102,065
Align Technology, Inc.*	104	7,560
Baxter International, Inc.	1,306	53,650
Becton, Dickinson and Co.	464	70,444
Boston Scientific Corp.*	1,770	33,294
C.R. Bard, Inc.	152	30,806
CONMED Corp.	96	4,026
Cooper Cos., Inc. (The)	88	13,549
DENTSPLY SIRONA, Inc.	477	29,398
Edwards Lifesciences Corp.*	214	18,877
Globus Medical, Inc. Class A*	166	3,943
Greatbatch, Inc.*	80	2,851
Haemonetics Corp.*	92	3,218
Hill-Rom Holdings, Inc.	145	7,294
IDEXX Laboratories, Inc.*	168	13,158
Intuitive Surgical, Inc.*	47	28,249
Masimo Corp.*	123	5,146

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	95

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Nuvectra Corp.*	26	$141
ResMed, Inc.	332	19,196
St. Jude Medical, Inc.	820	45,100
Stryker Corp.	394	42,272
Teleflex, Inc.	86	13,503
Varian Medical Systems, Inc.*	233	18,645
West Pharmaceutical Services, Inc.	154	10,675
Zimmer Biomet Holdings, Inc.	311	33,162

Total Health Care Equipment & Supplies		610,222
Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.*	88	4,850
Aetna, Inc.	1,153	129,540
Air Methods Corp.*	88	3,187
Amsurg Corp.*	24	1,790
Anthem, Inc.	934	129,817
Cardinal Health, Inc.	681	55,808
Centene Corp.*	398	24,480
Chemed Corp.	78	10,565
Cigna Corp.	935	128,319
Community Health Systems, Inc.*	715	13,235
DaVita HealthCare Partners, Inc.*	607	44,542
Ensign Group, Inc. (The)	214	4,845
Express Scripts Holding Co.*	1,381	94,861
HCA Holdings, Inc.*	1,542	120,353
HealthSouth Corp.	145	5,456
Henry Schein, Inc.*	184	31,764
Humana, Inc.	344	62,935
Laboratory Corp. of America Holdings*	283	33,148
Landauer, Inc.	18	595
LifePoint Health, Inc.*	124	8,587
Magellan Health, Inc.*	101	6,861
McKesson Corp.	456	71,706
MEDNAX, Inc.*	233	15,056
Molina Healthcare, Inc.*	51	3,289
National Healthcare Corp.	32	1,994
Owens & Minor, Inc.	147	5,942
Patterson Cos., Inc.	261	12,144
Quest Diagnostics, Inc.	432	30,866
Select Medical Holdings Corp.*	551	6,507
Team Health Holdings, Inc.*	113	4,725
Tenet Healthcare Corp.*	127	3,674
Triple-S Management Corp. Class B*	140	3,480
UnitedHealth Group, Inc.	2,788	359,373
Universal Health Services, Inc. Class B	244	30,432
VCA, Inc.*	190	10,961
WellCare Health Plans, Inc.*	41	3,803

Total Health Care Providers & Services		1,479,490
Health Care Technology – 0.1%
Cerner Corp.*	392	20,760
HMS Holdings Corp.*	150	2,153
IMS Health Holdings, Inc.*	108	2,867
Medidata Solutions, Inc.*	100	3,871
Veeva Systems, Inc. Class A*	154	3,856

Total Health Care Technology		33,507
Hotels, Restaurants & Leisure – 1.7%
Aramark	302	10,002
Bloomin’ Brands, Inc.	408	6,883
Bob Evans Farms, Inc.	117	5,463
Bravo Brio Restaurant Group, Inc.*	34	264
Brinker International, Inc.	176	8,087
Buffalo Wild Wings, Inc.*	30	4,444
Cheesecake Factory, Inc. (The)	83	4,407
Chipotle Mexican Grill, Inc.*	38	17,897
Choice Hotels International, Inc.	129	6,973
Churchill Downs, Inc.	39	5,767
Cracker Barrel Old Country Store, Inc.(a)	43	6,565
Darden Restaurants, Inc.	104	6,895
DineEquity, Inc.	47	4,391
Domino’s Pizza, Inc.	104	13,713
Dunkin’ Brands Group, Inc.	24	1,132
Hilton Worldwide Holdings, Inc.	1,402	31,573
Hyatt Hotels Corp. Class A*(a)	270	13,362
International Speedway Corp. Class A	141	5,204
Interval Leisure Group, Inc.(a)	225	3,249
Jack in the Box, Inc.	101	6,451
Krispy Kreme Doughnuts, Inc.*	329	5,129
La Quinta Holdings, Inc.*	272	3,400
Las Vegas Sands Corp.	2,952	152,559
Marriott International, Inc. Class A(a)	676	48,118
McDonald’s Corp.	2,232	280,518
Panera Bread Co. Class A*	47	9,627
Papa John’s International, Inc.	44	2,384
SeaWorld Entertainment, Inc.(a)	200	4,212
Six Flags Entertainment Corp.	184	10,210
Sonic Corp.	187	6,575
Starbucks Corp.	2,394	142,922
Starwood Hotels & Resorts Worldwide, Inc.	597	49,808
Texas Roadhouse, Inc.	138	6,014
Vail Resorts, Inc.	26	3,476
Wendy’s Co. (The)	680	7,405
Wyndham Worldwide Corp.	451	34,470
Wynn Resorts Ltd.(a)	31	2,896
Yum! Brands, Inc.	792	64,825

Total Hotels, Restaurants & Leisure		997,270
Household Durables – 0.7%
CalAtlantic Group, Inc.	696	23,260
D.R. Horton, Inc.	1,229	37,153
Ethan Allen Interiors, Inc.	96	3,055
GoPro, Inc. Class A*(a)	302	3,612
Harman International Industries, Inc.	143	12,733
iRobot Corp.*(a)	94	3,318
Jarden Corp.*	264	15,563
La-Z-Boy, Inc.	154	4,118
Leggett & Platt, Inc.	275	13,310
Lennar Corp. Class A	724	35,013
M/I Homes, Inc.*	322	6,005
MDC Holdings, Inc.	240	6,014

See Notes to Financial Statements.

96	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Meritage Homes Corp.*	200	$7,292
Mohawk Industries, Inc.*	168	32,071
Newell Rubbermaid, Inc.	665	29,453
NVR, Inc.*	9	15,592
PulteGroup, Inc.	1,461	27,335
Taylor Morrison Home Corp. Class A*	213	3,008
Tempur Sealy International, Inc.*	98	5,957
Toll Brothers, Inc.*	566	16,703
TopBuild Corp.*	168	4,996
TRI Pointe Group, Inc.*	293	3,452
Tupperware Brands Corp.	124	7,189
WCI Communities, Inc.*	393	7,302
Whirlpool Corp.	216	38,953
William Lyon Homes Class A*(a)	519	7,520

Total Household Durables		369,977
Household Products – 1.4%
Church & Dwight Co., Inc.	254	23,414
Clorox Co. (The)	265	33,406
Colgate-Palmolive Co.	1,598	112,899
Kimberly-Clark Corp.	701	94,291
Procter & Gamble Co. (The)	5,960	490,568
Spectrum Brands Holdings, Inc.	127	13,878
WD-40 Co.	41	4,428

Total Household Products		772,884
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	3,617	42,681
Calpine Corp.*	968	14,685
Dynegy, Inc.*	192	2,759
Ormat Technologies, Inc.	135	5,567

Total Independent Power & Renewable Electricity Producers		65,692
Industrial Conglomerates – 1.3%
3M Co.	1,532	255,277
Carlisle Cos., Inc.	175	17,413
Danaher Corp.	1,543	146,369
General Electric Co.	9,621	305,852
Raven Industries, Inc.	62	993
Roper Technologies, Inc.	216	39,478

Total Industrial Conglomerates		765,382
Insurance – 3.4%
Aflac, Inc.	2,097	132,405
Alleghany Corp.*	61	30,268
Allstate Corp. (The)	1,924	129,620
American Equity Investment Life Holding Co.	357	5,998
American Financial Group, Inc.	312	21,955
American International Group, Inc.	4,567	246,846
American National Insurance Co.	99	11,435
AMERISAFE, Inc.	113	5,937
AmTrust Financial Services, Inc.	668	17,288
Arthur J. Gallagher & Co.	403	17,925
Assurant, Inc.	369	28,468
Brown & Brown, Inc.	344	12,315
Cincinnati Financial Corp.	382	24,968
CNA Financial Corp.	1,144	36,814
CNO Financial Group, Inc.	972	17,418
Employers Holdings, Inc.	232	6,528
FBL Financial Group, Inc. Class A	174	10,704
Fidelity & Guaranty Life	332	8,712
First American Financial Corp.	421	16,044
Hanover Insurance Group, Inc. (The)	159	14,345
Hartford Financial Services Group, Inc. (The)	1,761	81,147
Horace Mann Educators Corp.	280	8,873
Infinity Property & Casualty Corp.	60	4,830
Kemper Corp.	133	3,933
Lincoln National Corp.	1,144	44,845
Loews Corp.	1,183	45,262
Markel Corp.*	18	16,048
Marsh & McLennan Cos., Inc.	1,292	78,541
MBIA, Inc.*	699	6,186
Mercury General Corp.	128	7,104
MetLife, Inc.	6,135	269,572
National General Holdings Corp.	318	6,866
National Western Life Group, Inc. Class A	23	5,304
Navigators Group, Inc. (The)*	39	3,271
Old Republic International Corp.	935	17,092
Primerica, Inc.	277	12,335
Principal Financial Group, Inc.	1,136	44,815
ProAssurance Corp.	235	11,891
Progressive Corp. (The)	2,018	70,913
Prudential Financial, Inc.	1,002	72,364
Reinsurance Group of America, Inc.	312	30,030
RLI Corp.	181	12,102
Selective Insurance Group, Inc.	193	7,066
State Auto Financial Corp.	203	4,478
Stewart Information Services Corp.	152	5,515
Torchmark Corp.	490	26,538
Travelers Cos., Inc. (The)	1,768	206,343
United Fire Group, Inc.	115	5,039
Universal Insurance Holdings, Inc.(a)	231	4,112
Unum Group	1,000	30,920
W.R. Berkley Corp.	440	24,728

Total Insurance		1,964,056
Internet & Catalog Retail – 0.4%
Expedia, Inc.	259	27,925
HSN, Inc.	78	4,080
Netflix, Inc.*	197	20,139
PetMed Express, Inc.(a)	448	8,024
Priceline Group, Inc. (The)*	105	135,341
TripAdvisor, Inc.*	115	7,648

Total Internet & Catalog Retail		203,157
Internet Software & Services – 1.9%
Akamai Technologies, Inc.*	165	9,169
Alphabet, Inc. Class A*	1,044	796,468
eBay, Inc.*	1,993	47,553
Facebook, Inc. Class A*	1,446	164,989

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	97

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
IAC/InterActiveCorp	168	$7,909
j2 Global, Inc.	72	4,434
Stamps.com, Inc.*	79	8,396
VeriSign, Inc.*	488	43,207
Yahoo!, Inc.*	395	14,540

Total Internet Software & Services		1,096,665
IT Services – 3.5%
Alliance Data Systems Corp.*	116	25,520
Automatic Data Processing, Inc.	935	83,879
Booz Allen Hamilton Holding Corp.	521	15,776
Broadridge Financial Solutions, Inc.	317	18,801
CACI International, Inc. Class A*	122	13,017
Cardtronics, Inc.*	95	3,419
Cognizant Technology Solutions Corp. Class A*	1,368	85,774
Computer Sciences Corp.	584	20,084
Convergys Corp.	282	7,831
CoreLogic, Inc.*	207	7,183
CSG Systems International, Inc.	159	7,180
DST Systems, Inc.	158	17,818
EPAM Systems, Inc.*	119	8,886
Euronet Worldwide, Inc.*	76	5,632
Fidelity National Information Services, Inc.	472	29,882
Fiserv, Inc.*	509	52,213
FleetCor Technologies, Inc.*	126	18,743
Gartner, Inc.*	147	13,134
Global Payments, Inc.	360	23,508
Heartland Payment Systems, Inc.	94	9,078
International Business Machines Corp.	5,079	769,215
Jack Henry & Associates, Inc.	203	17,168
ManTech International Corp. Class A	151	4,830
MasterCard, Inc. Class A	2,083	196,843
MAXIMUS, Inc.	120	6,317
NeuStar, Inc. Class A*(a)	444	10,922
Paychex, Inc.	712	38,455
Science Applications International Corp.	146	7,788
Sykes Enterprises, Inc.*	249	7,515
Syntel, Inc.*	260	12,982
TeleTech Holdings, Inc.	277	7,690
Teradata Corp.*	227	5,956
Total System Services, Inc.	422	20,079
Vantiv, Inc. Class A*	88	4,741
Visa, Inc. Class A	4,484	342,936
Western Union Co. (The)	2,565	49,479
WEX, Inc.*	74	6,169
Xerox Corp.	3,363	37,531

Total IT Services		2,013,974
Leisure Products – 0.3%
Brunswick Corp.	842	40,399
Hasbro, Inc.	370	29,637
Mattel, Inc.	914	30,729
Polaris Industries, Inc.	70	6,894
Smith & Wesson Holding Corp.*	527	14,029
Sturm Ruger & Co., Inc.	164	11,214
Vista Outdoor, Inc.*	376	19,518

Total Leisure Products		152,420
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	640	25,504
Bio-Rad Laboratories, Inc. Class A*	69	9,434
Bio-Techne Corp.	77	7,278
Bruker Corp.	289	8,092
Cambrex Corp.*	120	5,280
Charles River Laboratories International, Inc.*	153	11,619
Illumina, Inc.*	94	15,238
Luminex Corp.*	138	2,677
Mettler-Toledo International, Inc.*	51	17,583
PAREXEL International Corp.*	124	7,778
PerkinElmer, Inc.	274	13,552
Quintiles Transnational Holdings, Inc.*	317	20,637
Thermo Fisher Scientific, Inc.	553	78,299
Waters Corp.*	216	28,495

Total Life Sciences Tools & Services		251,466
Machinery – 2.2%
Actuant Corp. Class A	466	11,515
AGCO Corp.	589	29,273
Allison Transmission Holdings, Inc.	832	22,447
American Railcar Industries, Inc.(a)	57	2,322
Astec Industries, Inc.	85	3,967
Barnes Group, Inc.	159	5,570
Blount International, Inc.*	482	4,810
Briggs & Stratton Corp.	344	8,229
Caterpillar, Inc.	2,701	206,735
Chart Industries, Inc.*	17	369
CLARCOR, Inc.	110	6,357
Cummins, Inc.	1,112	122,253
Deere & Co.	1,622	124,878
Donaldson Co., Inc.	89	2,840
Dover Corp.	473	30,428
EnPro Industries, Inc.	84	4,845
ESCO Technologies, Inc.	149	5,808
Federal Signal Corp.	215	2,851
Flowserve Corp.	599	26,602
Global Brass & Copper Holdings, Inc.	201	5,015
Graco, Inc.	143	12,006
Greenbrier Cos., Inc. (The)(a)	118	3,262
Hillenbrand, Inc.	218	6,529
Hyster-Yale Materials Handling, Inc.	86	5,728
IDEX Corp.	189	15,664
Illinois Tool Works, Inc.	1,032	105,718
ITT Corp.	318	11,731
John Bean Technologies Corp.	93	5,246
Joy Global, Inc.(a)	1,248	20,055
Kennametal, Inc.	431	9,693
Lincoln Electric Holdings, Inc.	169	9,898
Lindsay Corp.(a)	26	1,862
Manitowoc Co., Inc. (The)(a)	215	931

See Notes to Financial Statements.

98	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Manitowoc Foodservice, Inc.*	215	$3,169
Meritor, Inc.*	444	3,579
Middleby Corp. (The)*	133	14,200
Mueller Industries, Inc.	215	6,325
Nordson Corp.	161	12,242
Oshkosh Corp.	463	18,923
PACCAR, Inc.	1,547	84,605
Parker-Hannifin Corp.	505	56,095
RBC Bearings, Inc.*	56	4,103
Rexnord Corp.*	8	162
Snap-on, Inc.	178	27,944
Standex International Corp.	42	3,268
Stanley Black & Decker, Inc.	354	37,244
Terex Corp.	537	13,361
Timken Co. (The)	646	21,635
Toro Co. (The)	162	13,951
TriMas Corp.*	112	1,962
Trinity Industries, Inc.	824	15,088
Wabash National Corp.*	451	5,953
WABCO Holdings, Inc.*	329	35,177
Wabtec Corp.	311	24,659
Woodward, Inc.	137	7,127
Xylem, Inc.	531	21,718

Total Machinery		1,267,927
Marine – 0.0%
Kirby Corp.*	291	17,544
Matson, Inc.	52	2,089

Total Marine		19,633
Media – 3.9%
AMC Entertainment Holdings, Inc. Class A	664	18,585
AMC Networks, Inc. Class A*	148	9,611
Cable One, Inc.	8	3,497
Cablevision Systems Corp. Class A	589	19,437
CBS Corp. Class B Non-Voting Shares	1,755	96,683
Cinemark Holdings, Inc.	275	9,853
Comcast Corp. Class A	6,907	421,880
Crown Media Holdings, Inc. Class A*	1,951	9,911
Discovery Communications, Inc. Class A*	1,494	42,773
DISH Network Corp. Class A*	760	35,158
Entercom Communications Corp. Class A*	437	4,623
Entravision Communications Corp. Class A	1,374	10,223
Gannett Co., Inc.	359	5,435
Interpublic Group of Cos., Inc. (The)	1,205	27,655
John Wiley & Sons, Inc. Class A	216	10,560
Liberty Media Corp. Class A*	934	36,080
Meredith Corp.	175	8,312
MSG Networks, Inc. Class A*	437	7,556
National CineMedia, Inc.	248	3,772
New York Times Co. (The) Class A	276	3,439
Nexstar Broadcasting Group, Inc. Class A	121	5,357
Omnicom Group, Inc.	699	58,178
Regal Entertainment Group Class A(a)	251	5,306
Scholastic Corp.	148	5,531
Scripps Networks Interactive, Inc. Class A	453	29,671
Sinclair Broadcast Group, Inc. Class A	250	7,687
Sirius XM Holdings, Inc.*(a)	5,500	21,725
Starz Class A*	488	12,849
TEGNA, Inc.	1,285	30,146
Time Warner Cable, Inc.	705	144,257
Time Warner, Inc.	2,821	204,664
Time, Inc.	366	5,651
Tribune Media Co. Class A	48	1,841
Twenty-First Century Fox, Inc. Class A	15,134	421,936
Viacom, Inc. Class B	2,392	98,742
Walt Disney Co. (The)	4,089	406,079

Total Media		2,244,663
Metals & Mining – 0.3%
Alcoa, Inc.	3,981	38,138
Carpenter Technology Corp.	7	239
Commercial Metals Co.	645	10,946
Compass Minerals International, Inc.	73	5,173
Gold Resource Corp.(a)	914	2,130
Haynes International, Inc.	40	1,460
Materion Corp.	82	2,171
Newmont Mining Corp.	743	19,749
Nucor Corp.	928	43,894
Reliance Steel & Aluminum Co.	316	21,864
Steel Dynamics, Inc.	584	13,146
Worthington Industries, Inc.	248	8,839

Total Metals & Mining		167,749
Multi-Utilities – 1.1%
Alliant Energy Corp.	329	24,438
Ameren Corp.	838	41,984
Avista Corp.	161	6,566
Black Hills Corp.	69	4,149
CenterPoint Energy, Inc.	1,280	26,778
CMS Energy Corp.	769	32,636
Consolidated Edison, Inc.	1,122	85,968
Dominion Resources, Inc.	796	59,795
DTE Energy Co.	514	46,599
MDU Resources Group, Inc.	512	9,964
NiSource, Inc.	767	18,071
NorthWestern Corp.	126	7,780
Public Service Enterprise Group, Inc.	1,704	80,327
SCANA Corp.	506	35,496
Sempra Energy	504	52,441
TECO Energy, Inc.	606	16,683
Vectren Corp.	190	9,606
WEC Energy Group, Inc.	904	54,303

Total Multi-Utilities		613,584
Multiline Retail – 0.8%
Big Lots, Inc.	234	10,598
Dillard’s, Inc. Class A	87	7,387
Dollar General Corp.	834	71,390
Dollar Tree, Inc.*	434	35,788
Kohl’s Corp.	968	45,118

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	99

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Macy’s, Inc.	2,053	$90,517
Nordstrom, Inc.(a)	789	45,139
Target Corp.	1,888	155,345

Total Multiline Retail		461,282
Oil, Gas & Consumable Fuels – 4.8%
Alon USA Energy, Inc.	264	2,724
Antero Resources Corp.*	3,441	85,578
Chevron Corp.	4,641	442,751
Columbia Pipeline Group, Inc.	668	16,767
Concho Resources, Inc.*	264	26,675
CVR Energy, Inc.	213	5,559
Delek U.S. Holdings, Inc.	301	4,587
EP Energy Corp. Class A*(a)	1,748	7,901
EQT Corp.	24	1,614
Exxon Mobil Corp.	14,990	1,253,014
Green Plains, Inc.	216	3,447
HollyFrontier Corp.	887	31,329
Kinder Morgan, Inc.	3,482	62,189
Marathon Petroleum Corp.	3,551	132,026
Memorial Resource Development Corp.*	136	1,384
Oasis Petroleum, Inc.*(a)	520	3,786
ONEOK, Inc.	36	1,075
PDC Energy, Inc.*	77	4,578
Phillips 66	2,872	248,687
Pioneer Natural Resources Co.	164	23,081
Renewable Energy Group, Inc.*	666	6,287
RSP Permian, Inc.*	114	3,311
SM Energy Co.(a)	157	2,942
Spectra Energy Corp.	989	30,263
Tesoro Corp.	712	61,239
Valero Energy Corp.	3,832	245,785
Western Refining, Inc.	744	21,643
Williams Cos., Inc. (The)	420	6,749
World Fuel Services Corp.	220	10,688
WPX Energy, Inc.*	765	5,347

Total Oil, Gas & Consumable Fuels		2,753,006
Paper & Forest Products – 0.0%
Boise Cascade Co.*	92	1,906
Clearwater Paper Corp.*	107	5,190
KapStone Paper and Packaging Corp.	488	6,759
PH Glatfelter Co.	215	4,457
Schweitzer-Mauduit International, Inc.	68	2,141

Total Paper & Forest Products		20,453
Personal Products – 0.2%
Coty, Inc. Class A(a)	104	2,894
Estee Lauder Cos., Inc. (The) Class A	803	75,731
Inter Parfums, Inc.	234	7,231
Medifast, Inc.	152	4,589
Nu Skin Enterprises, Inc. Class A(a)	297	11,360
Revlon, Inc. Class A*	8	291
USANA Health Sciences, Inc.*	62	7,528

Total Personal Products		109,624
Pharmaceuticals – 3.0%
Akorn, Inc.*	72	1,694
Bristol-Myers Squibb Co.	1,838	117,411
Depomed, Inc.*(a)	312	4,346
Eli Lilly & Co.	1,727	124,361
Impax Laboratories, Inc.*	187	5,988
Johnson & Johnson	7,534	815,179
Lannett Co., Inc.*(a)	86	1,542
Merck & Co., Inc.	3,281	173,598
Pfizer, Inc.	13,920	412,589
Prestige Brands Holdings, Inc.*	168	8,970
Zoetis, Inc.	692	30,676

Total Pharmaceuticals		1,696,354
Professional Services – 0.3%
CBIZ, Inc.*	544	5,489
CEB, Inc.	71	4,596
Dun & Bradstreet Corp. (The)	140	14,431
Equifax, Inc.	231	26,401
FTI Consulting, Inc.*	111	3,942
Huron Consulting Group, Inc.*	84	4,888
IHS, Inc. Class A*	70	8,691
Insperity, Inc.	121	6,259
Kelly Services, Inc. Class A	150	2,868
Korn/Ferry International	148	4,187
ManpowerGroup, Inc.	330	26,869
Navigant Consulting, Inc.*	292	4,616
On Assignment, Inc.*	152	5,612
Robert Half International, Inc.	376	17,514
RPX Corp.*	380	4,279
TriNet Group, Inc.*	98	1,406
TrueBlue, Inc.*	171	4,472
Verisk Analytics, Inc.*	271	21,658
WageWorks, Inc.*	41	2,075

Total Professional Services		170,253
Real Estate Investment Trusts (REITs) – 2.4%
Acadia Realty Trust	249	8,747
Agree Realty Corp.	73	2,808
Alexander’s, Inc.	9	3,425
Alexandria Real Estate Equities, Inc.	60	5,453
American Campus Communities, Inc.	120	5,651
American Tower Corp.	434	44,429
Apartment Investment & Management Co. Class A	440	18,401
Apple Hospitality REIT, Inc.(a)	307	6,082
AvalonBay Communities, Inc.	187	35,567
Boston Properties, Inc.	109	13,852
Brandywine Realty Trust	165	2,315
Brixmor Property Group, Inc.	101	2,588
Camden Property Trust	113	9,502
CBL & Associates Properties, Inc.	779	9,270
Chatham Lodging Trust	366	7,843
Corporate Office Properties Trust	428	11,231
Corrections Corp. of America	476	15,256
Cousins Properties, Inc.	193	2,003

See Notes to Financial Statements.

100	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Crown Castle International Corp.	277	$23,960
DCT Industrial Trust, Inc.	123	4,855
Digital Realty Trust, Inc.	227	20,087
Douglas Emmett, Inc.	127	3,824
Duke Realty Corp.	639	14,403
Empire State Realty Trust, Inc. Class A	507	8,888
EPR Properties	200	13,324
Equity LifeStyle Properties, Inc.	73	5,309
Equity One, Inc.	136	3,898
Equity Residential	352	26,411
Essex Property Trust, Inc.	19	4,443
Extra Space Storage, Inc.	197	18,412
Federal Realty Investment Trust	62	9,675
First Industrial Realty Trust, Inc.	151	3,434
Gaming and Leisure Properties, Inc.	418	12,925
General Growth Properties, Inc.	1,837	54,614
Geo Group, Inc. (The)	166	5,755
HCP, Inc.	1,315	42,843
Healthcare Realty Trust, Inc.	120	3,707
Healthcare Trust of America, Inc. Class A	126	3,707
Hersha Hospitality Trust	319	6,807
Highwoods Properties, Inc.	220	10,518
Hospitality Properties Trust	324	8,605
Host Hotels & Resorts, Inc.	2,581	43,103
Iron Mountain, Inc.	567	19,227
Kilroy Realty Corp.	124	7,672
Kimco Realty Corp.	1,104	31,773
Lamar Advertising Co. Class A	118	7,257
LaSalle Hotel Properties	734	18,578
Lexington Realty Trust(a)	197	1,694
Liberty Property Trust	301	10,071
LTC Properties, Inc.	92	4,162
Macerich Co. (The)	1,015	80,429
Medical Properties Trust, Inc.	509	6,607
Mid-America Apartment Communities, Inc.	73	7,461
Monogram Residential Trust, Inc.	247	2,435
National Health Investors, Inc.	136	9,047
National Retail Properties, Inc.	261	12,058
Omega Healthcare Investors, Inc.	338	11,931
Outfront Media, Inc.	488	10,297
Parkway Properties, Inc.	139	2,177
Physicians Realty Trust	184	3,419
Piedmont Office Realty Trust, Inc. Class A	313	6,357
Post Properties, Inc.	196	11,709
Potlatch Corp.	159	5,009
Prologis, Inc.	953	42,104
PS Business Parks, Inc.	35	3,518
Public Storage	254	70,061
Ramco-Gershenson Properties Trust	141	2,542
Rayonier, Inc.	544	13,426
Realty Income Corp.	355	22,191
Regency Centers Corp.	104	7,784
Retail Opportunity Investments Corp.	375	7,545
RLJ Lodging Trust	459	10,502
Ryman Hospitality Properties, Inc.	72	3,707
Sabra Health Care REIT, Inc.	152	3,054
Select Income REIT	356	8,206
Senior Housing Properties Trust	1,123	20,090
Simon Property Group, Inc.	396	82,245
SL Green Realty Corp.	136	13,176
Sovran Self Storage, Inc.	60	7,077
Spirit Realty Capital, Inc.	189	2,126
STORE Capital Corp.	75	1,941
Sunstone Hotel Investors, Inc.	523	7,322
Tanger Factory Outlet Centers, Inc.	288	10,480
UDR, Inc.	325	12,522
Universal Health Realty Income Trust	153	8,606
Urban Edge Properties	171	4,419
Ventas, Inc.	744	46,842
Vornado Realty Trust	116	10,954
W.P. Carey, Inc.	111	6,909
Weingarten Realty Investors	424	15,908
Welltower, Inc.	448	31,064
Weyerhaeuser Co.	1,827	56,600

Total Real Estate Investment Trusts (REITs)		1,360,221
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	848	24,439
Jones Lang LaSalle, Inc.	120	14,078
Realogy Holdings Corp.*	360	13,000

Total Real Estate Management & Development		51,517
Road & Rail – 1.1%
AMERCO	72	25,726
ArcBest Corp.	122	2,634
Avis Budget Group, Inc.*	136	3,721
CSX Corp.	3,855	99,266
Genesee & Wyoming, Inc. Class A*	252	15,801
Heartland Express, Inc.(a)	264	4,897
JB Hunt Transport Services, Inc.	239	20,133
Kansas City Southern	345	29,480
Knight Transportation, Inc.	261	6,825
Landstar System, Inc.	202	13,051
Norfolk Southern Corp.	1,080	89,910
Old Dominion Freight Line, Inc.*	292	20,329
Ryder System, Inc.	216	13,993
Saia, Inc.*	104	2,928
Swift Transportation Co.*	1,256	23,399
Union Pacific Corp.	3,306	262,992
Werner Enterprises, Inc.	247	6,709
YRC Worldwide, Inc.*	127	1,184

Total Road & Rail		642,978
Semiconductors & Semiconductor Equipment – 2.8%
Amkor Technology, Inc.*	1,290	7,598
Analog Devices, Inc.	569	33,679
Applied Materials, Inc.	3,398	71,970
Brooks Automation, Inc.	432	4,493
Cabot Microelectronics Corp.	42	1,718
Cirrus Logic, Inc.*	350	12,744

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	101

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
Diodes, Inc.*	191	$3,839
Entegris, Inc.*	441	6,006
First Solar, Inc.*	520	35,604
Integrated Device Technology, Inc.*	261	5,335
Intel Corp.	16,497	533,678
KLA-Tencor Corp.	440	32,036
Lam Research Corp.	400	33,040
Linear Technology Corp.	472	21,032
Maxim Integrated Products, Inc.	720	26,482
Microchip Technology, Inc.	488	23,522
Micron Technology, Inc.*	10,384	108,720
MKS Instruments, Inc.	169	6,363
NVIDIA Corp.	1,530	54,514
ON Semiconductor Corp.*	761	7,298
Qorvo, Inc.*	73	3,680
QUALCOMM, Inc.	6,616	338,342
Silicon Laboratories, Inc.*	45	2,023
Skyworks Solutions, Inc.	385	29,992
SunPower Corp.*(a)	280	6,255
Synaptics, Inc.*	109	8,692
Teradyne, Inc.	662	14,293
Tessera Technologies, Inc.	88	2,728
Texas Instruments, Inc.	2,493	143,148
Xilinx, Inc.	765	36,284

Total Semiconductors & Semiconductor Equipment		1,615,108
Software – 3.1%
ACI Worldwide, Inc.*	329	6,840
Activision Blizzard, Inc.	1,717	58,103
Adobe Systems, Inc.*	210	19,698
ANSYS, Inc.*	141	12,614
Aspen Technology, Inc.*	181	6,540
CA, Inc.	1,336	41,135
Cadence Design Systems, Inc.*	305	7,192
Citrix Systems, Inc.*	232	18,231
Ebix, Inc.(a)	358	14,603
Electronic Arts, Inc.*	457	30,212
Fair Isaac Corp.	106	11,246
Fortinet, Inc.*	83	2,542
Intuit, Inc.	445	46,285
Manhattan Associates, Inc.*	154	8,758
Mentor Graphics Corp.	280	5,692
Microsoft Corp.	15,309	845,516
Oracle Corp.	12,754	521,766
Progress Software Corp.*	192	4,631
PTC, Inc.*	238	7,892
Red Hat, Inc.*	173	12,890
SS&C Technologies Holdings, Inc.	106	6,723
Symantec Corp.	1,480	27,202
Synopsys, Inc.*	289	13,999
TiVo, Inc.*	602	5,725
Tyler Technologies, Inc.*	50	6,431
VMware, Inc. Class A*(a)	456	23,853

Total Software		1,766,319
Specialty Retail – 2.6%
Aaron’s, Inc.	241	6,049
Abercrombie & Fitch Co. Class A	208	6,560
Advance Auto Parts, Inc.	140	22,448
American Eagle Outfitters, Inc.(a)	503	8,385
Asbury Automotive Group, Inc.*	105	6,283
Ascena Retail Group, Inc.*	428	4,734
AutoNation, Inc.*	305	14,237
AutoZone, Inc.*	88	70,109
Bed Bath & Beyond, Inc.*	605	30,032
Best Buy Co., Inc.	1,484	48,141
Buckle, Inc. (The)(a)	171	5,792
Cabela’s, Inc.*	132	6,427
Caleres, Inc.	102	2,886
CarMax, Inc.*	635	32,448
Cato Corp. (The) Class A	156	6,014
Chico’s FAS, Inc.	632	8,387
Children’s Place, Inc. (The)	70	5,843
Conn’s, Inc.*(a)	248	3,090
CST Brands, Inc.	257	9,841
Dick’s Sporting Goods, Inc.	540	25,245
DSW, Inc. Class A	671	18,546
Express, Inc.*	434	9,292
Finish Line, Inc. (The) Class A	178	3,756
Five Below, Inc.*	122	5,043
Foot Locker, Inc.	463	29,864
Francesca’s Holdings Corp.*	202	3,870
GameStop Corp. Class A(a)	692	21,957
Gap, Inc. (The)	880	25,872
Genesco, Inc.*	45	3,251
GNC Holdings, Inc. Class A	403	12,795
Group 1 Automotive, Inc.	42	2,465
Guess?, Inc.	489	9,179
Hibbett Sports, Inc.*(a)	8	287
Home Depot, Inc. (The)	2,904	387,481
L Brands, Inc.	579	50,842
Lithia Motors, Inc. Class A	86	7,510
Lowe’s Cos., Inc.	2,004	151,803
Mattress Firm Holding Corp.*(a)	94	3,985
Michaels Cos., Inc. (The)*	440	12,307
Monro Muffler Brake, Inc.	47	3,359
Murphy USA, Inc.*	161	9,893
O’Reilly Automotive, Inc.*	200	54,732
Outerwall, Inc.(a)	126	4,661
Penske Automotive Group, Inc.	326	12,355
Rent-A-Center, Inc.	315	4,993
Restoration Hardware Holdings, Inc.*(a)	40	1,676
Ross Stores, Inc.	968	56,047
Sally Beauty Holdings, Inc.*	561	18,165
Select Comfort Corp.*	188	3,645
Sonic Automotive, Inc. Class A	272	5,027
Staples, Inc.	1,184	13,060
Tailored Brands, Inc.	88	1,575
Tiffany & Co.	360	26,417

See Notes to Financial Statements.

102	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
TJX Cos., Inc. (The)	1,688	$132,255
Tractor Supply Co.	201	18,182
Ulta Salon Cosmetics & Fragrance, Inc.*	97	18,793
Urban Outfitters, Inc.*	207	6,850
Vitamin Shoppe, Inc.*	44	1,362
Williams-Sonoma, Inc.	215	11,769
Zumiez, Inc.*(a)	124	2,470

Total Specialty Retail		1,490,342
Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	24,269	2,645,078
Diebold, Inc.	143	4,134
Electronics For Imaging, Inc.*	115	4,875
EMC Corp.	4,747	126,508
HP, Inc.	18,965	233,649
NetApp, Inc.	960	26,198
SanDisk Corp.	408	31,041
Western Digital Corp.	1,096	51,775

Total Technology Hardware, Storage & Peripherals		3,123,258
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	113	11,908
Coach, Inc.	1,069	42,856
Columbia Sportswear Co.	109	6,550
Deckers Outdoor Corp.*	40	2,396
G-III Apparel Group Ltd.*	60	2,933
Hanesbrands, Inc.	754	21,368
Iconix Brand Group, Inc.*(a)	200	1,610
Kate Spade & Co.*	389	9,927
NIKE, Inc. Class B	2,988	183,672
PVH Corp.	74	7,330
Ralph Lauren Corp.	270	25,990
Skechers U.S.A., Inc. Class A*	293	8,922
Steven Madden Ltd.*	216	8,001
Tumi Holdings, Inc.*	125	3,353
Under Armour, Inc. Class A*	142	12,046
Vera Bradley, Inc.*	178	3,621
VF Corp.	997	64,566
Wolverine World Wide, Inc.	150	2,763

Total Textiles, Apparel & Luxury Goods		419,812
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	393	6,225
BofI Holding, Inc.*(a)	298	6,359
Capitol Federal Financial, Inc.	269	3,567
Dime Community Bancshares, Inc.	77	1,357
EverBank Financial Corp.	344	5,191
Flagstar Bancorp, Inc.*	311	6,674
HomeStreet, Inc.*	201	4,183
MGIC Investment Corp.*	5,916	45,376
New York Community Bancorp, Inc.	1,513	24,056
Northwest Bancshares, Inc.	390	5,269
Provident Financial Services, Inc.	249	5,027
Radian Group, Inc.	3,272	40,573
Territorial Bancorp, Inc.	168	4,378
TFS Financial Corp.	208	3,613
Walker & Dunlop, Inc.*	103	2,500
Washington Federal, Inc.	420	9,513
WSFS Financial Corp.	144	4,683

Total Thrifts & Mortgage Finance		178,544
Tobacco – 1.5%
Altria Group, Inc.	4,464	279,714
Philip Morris International, Inc.	4,360	427,760
Reynolds American, Inc.	2,780	139,862
Universal Corp.	115	6,533
Vector Group Ltd.	104	2,375

Total Tobacco		856,244
Trading Companies & Distributors – 0.3%
Air Lease Corp.	388	12,463
Applied Industrial Technologies, Inc.	185	8,029
Beacon Roofing Supply, Inc.*	148	6,069
CAI International, Inc.*	121	1,169
DXP Enterprises, Inc.*	88	1,545
Fastenal Co.(a)	579	28,371
GATX Corp.	211	10,023
HD Supply Holdings, Inc.*	119	3,935
Kaman Corp.	80	3,415
MRC Global, Inc.*	409	5,374
MSC Industrial Direct Co., Inc. Class A	165	12,591
Rush Enterprises, Inc. Class A*	146	2,663
TAL International Group, Inc.*	66	1,019
United Rentals, Inc.*	397	24,689
W.W. Grainger, Inc.(a)	171	39,917
Watsco, Inc.	74	9,971
WESCO International, Inc.*	7	383

Total Trading Companies & Distributors		171,626
Transportation Infrastructure – 0.0%
Wesco Aircraft Holdings, Inc.*	376	5,411
Water Utilities – 0.1%
American States Water Co.	162	6,376
American Water Works Co., Inc.	432	29,778
Aqua America, Inc.	463	14,733
California Water Service Group	317	8,470

Total Water Utilities		59,357
Wireless Telecommunication Services – 0.1%
Spok Holdings, Inc.	287	5,025
T-Mobile U.S., Inc.*	676	25,891

Total Wireless Telecommunication Services		30,916
TOTAL COMMON STOCKS (Cost: $54,727,484)		57,094,861

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	103

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund (EXT)

March 31, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b) (Cost: $546,794)(c)	546,794	$546,794
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $55,274,278)		57,641,655
Liabilities in Excess of Cash and Other Assets – (0.8)%		(437,679)

NET ASSETS – 100.0%		$57,203,976
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $557,263 and the total market value of the collateral held by the Fund was $585,288. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,494.

See Notes to Financial Statements.

104	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 7.2%
B/E Aerospace, Inc.	7,611	$351,019
Boeing Co. (The)	67,942	8,624,557
BWX Technologies, Inc.	3,255	109,238
Hexcel Corp.	3,187	139,304
Honeywell International, Inc.	75,232	8,429,746
Huntington Ingalls Industries, Inc.	2,936	402,056
Lockheed Martin Corp.	37,667	8,343,241
Northrop Grumman Corp.	12,674	2,508,185
Orbital ATK, Inc.	2,844	247,257
Raytheon Co.	25,818	3,166,061
Rockwell Collins, Inc.	7,973	735,190
United Technologies Corp.	98,167	9,826,517

Total Aerospace & Defense		42,882,371
Air Freight & Logistics – 2.0%
C.H. Robinson Worldwide, Inc.	14,266	1,058,965
Expeditors International of Washington, Inc.	11,651	568,685
FedEx Corp.	7,850	1,277,352
United Parcel Service, Inc. Class B	84,034	8,863,066

Total Air Freight & Logistics		11,768,068
Airlines – 0.2%
Alaska Air Group, Inc.	5,067	415,595
Allegiant Travel Co.	454	80,839
Southwest Airlines Co.	17,896	801,741

Total Airlines		1,298,175
Auto Components – 0.2%
BorgWarner, Inc.	10,157	390,029
Gentex Corp.	22,511	353,197
Lear Corp.	2,330	259,026

Total Auto Components		1,002,252
Automobiles – 2.8%
Ford Motor Co.	602,329	8,131,442
General Motors Co.	228,158	7,171,006
Harley-Davidson, Inc.	18,437	946,371
Thor Industries, Inc.	4,020	256,355

Total Automobiles		16,505,174
Banks – 0.1%
First Republic Bank	5,352	356,657
Beverages – 5.0%
Brown-Forman Corp. Class A	4,223	450,552
Brown-Forman Corp. Class B	6,827	672,255
Coca-Cola Co. (The)	547,411	25,394,396
Coca-Cola Enterprises, Inc.	21,199	1,075,637
Constellation Brands, Inc. Class A	6,226	940,687
Dr. Pepper Snapple Group, Inc.	16,253	1,453,343

Total Beverages		29,986,870
Biotechnology – 5.8%
AbbVie, Inc.	277,968	15,877,532
Amgen, Inc.	62,292	9,339,440
Gilead Sciences, Inc.	99,955	$9,181,866

Total Biotechnology		34,398,838
Building Products – 0.2%
A.O. Smith Corp.	3,071	234,348
Lennox International, Inc.	1,965	265,649
Masco Corp.	17,774	558,992
Owens Corning	6,818	322,355

Total Building Products		1,381,344
Capital Markets – 1.4%
Ameriprise Financial, Inc.	17,797	1,673,096
Charles Schwab Corp. (The)	40,386	1,131,616
Eaton Vance Corp.	15,066	505,012
Federated Investors, Inc. Class B	14,475	417,604
Janus Capital Group, Inc.	19,200	280,896
LPL Financial Holdings, Inc.(a)	9,593	237,906
Raymond James Financial, Inc.	8,065	383,975
SEI Investments Co.	6,584	283,441
T. Rowe Price Group, Inc.	29,944	2,199,686
TD Ameritrade Holding Corp.	43,043	1,357,146

Total Capital Markets		8,470,378
Chemicals – 2.7%
Airgas, Inc.	5,034	713,016
CF Industries Holdings, Inc.	27,735	869,215
Ecolab, Inc.	14,031	1,564,737
FMC Corp.	9,115	367,973
International Flavors & Fragrances, Inc.	6,330	720,164
Monsanto Co.	40,845	3,583,740
NewMarket Corp.	825	326,914
PolyOne Corp.	5,124	155,001
PPG Industries, Inc.	15,883	1,770,796
Praxair, Inc.	31,414	3,595,332
Scotts Miracle-Gro Co. (The) Class A	7,082	515,357
Sherwin-Williams Co. (The)	3,860	1,098,826
Valspar Corp. (The)	5,045	539,916

Total Chemicals		15,820,987
Commercial Services & Supplies – 0.2%
Cintas Corp.	5,220	468,808
Deluxe Corp.	4,408	275,456
Healthcare Services Group, Inc.	5,471	201,388
Rollins, Inc.	10,866	294,686

Total Commercial Services & Supplies		1,240,338
Communications Equipment – 2.0%
Cisco Systems, Inc.	406,272	11,566,564
Harris Corp.	7,505	584,339

Total Communications Equipment		12,150,903
Construction & Engineering – 0.0%
EMCOR Group, Inc.	1,932	93,895
Valmont Industries, Inc.	1,377	170,528

Total Construction & Engineering		264,423

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	105

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2016

Investments	Shares	Value
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	2,930	$467,364
Consumer Finance – 0.7%
American Express Co.	66,743	4,098,020
Containers & Packaging – 0.2%
AptarGroup, Inc.	4,232	331,831
Graphic Packaging Holding Co.	20,844	267,845
Packaging Corp. of America	13,247	800,119

Total Containers & Packaging		1,399,795
Distributors – 0.3%
Genuine Parts Co.	15,214	1,511,663
Pool Corp.	1,830	160,564

Total Distributors		1,672,227
Diversified Consumer Services – 0.1%
H&R Block, Inc.	24,521	647,845
Diversified Financial Services – 0.7%
CBOE Holdings, Inc.	4,891	319,529
FactSet Research Systems, Inc.	1,722	260,935
Intercontinental Exchange, Inc.	5,443	1,279,867
MarketAxess Holdings, Inc.	1,064	132,819
McGraw Hill Financial, Inc.	15,522	1,536,367
Morningstar, Inc.	1,615	142,556
MSCI, Inc.	5,213	386,179

Total Diversified Financial Services		4,058,252
Electrical Equipment – 1.5%
Acuity Brands, Inc.	342	74,604
AMETEK, Inc.	6,770	338,365
Emerson Electric Co.	110,140	5,989,413
EnerSys	2,268	126,373
Hubbell, Inc.	5,354	567,149
Rockwell Automation, Inc.	15,241	1,733,664

Total Electrical Equipment		8,829,568
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	8,374	484,185
Belden, Inc.	405	24,859
Cognex Corp.	1,582	61,619
FEI Co.	1,415	125,949
FLIR Systems, Inc.	5,312	175,030
National Instruments Corp.	8,425	253,677

Total Electronic Equipment, Instruments & Components		1,125,319
Energy Equipment & Services – 0.5%
Halliburton Co.	66,933	2,390,847
Oceaneering International, Inc.	11,162	371,025

Total Energy Equipment & Services		2,761,872
Food & Staples Retailing – 3.7%
Casey’s General Stores, Inc.	1,195	135,417
Costco Wholesale Corp.	17,618	2,776,244
CVS Health Corp.	66,974	6,947,213
Kroger Co. (The)	40,283	1,540,825
PriceSmart, Inc.	1,063	89,909
Sysco Corp.	68,927	3,220,959
Walgreens Boots Alliance, Inc.	77,289	6,510,825
Whole Foods Market, Inc.	21,995	684,265

Total Food & Staples Retailing		21,905,657
Food Products – 2.5%
Campbell Soup Co.	29,260	1,866,495
Flowers Foods, Inc.	23,278	429,712
General Mills, Inc.	72,899	4,618,152
Hershey Co. (The)	16,808	1,547,849
Hormel Foods Corp.	32,220	1,393,193
Ingredion, Inc.	5,455	582,539
Kellogg Co.	40,812	3,124,159
Lancaster Colony Corp.	1,906	210,746
McCormick & Co., Inc. Non-Voting Shares	9,494	944,463

Total Food Products		14,717,308
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	130,009	5,438,277
Baxter International, Inc.	27,857	1,144,366
Becton, Dickinson and Co.	14,887	2,260,144
C.R. Bard, Inc.	1,505	305,018
Cantel Medical Corp.	292	20,837
Cooper Cos., Inc. (The)	30	4,619
DENTSPLY SIRONA, Inc.	2,576	158,759
ResMed, Inc.	12,246	708,064
St. Jude Medical, Inc.	21,893	1,204,115
Stryker Corp.	22,656	2,430,762
West Pharmaceutical Services, Inc.	2,310	160,129
Zimmer Biomet Holdings, Inc.	7,357	784,477

Total Health Care Equipment & Supplies		14,619,567
Health Care Providers & Services – 2.6%
Aetna, Inc.	13,481	1,514,590
Cardinal Health, Inc.	23,800	1,950,410
Chemed Corp.	410	55,534
Cigna Corp.	280	38,427
HealthSouth Corp.	9,832	369,978
Humana, Inc.	4,008	733,264
McKesson Corp.	5,494	863,931
Patterson Cos., Inc.	8,269	384,757
Quest Diagnostics, Inc.	13,024	930,565
UnitedHealth Group, Inc.	66,219	8,535,629
Universal Health Services, Inc. Class B	1,162	144,925

Total Health Care Providers & Services		15,522,010
Hotels, Restaurants & Leisure – 5.7%
Churchill Downs, Inc.	492	72,757
Cracker Barrel Old Country Store, Inc.(a)	3,003	458,468
Darden Restaurants, Inc.	17,029	1,129,023
Dunkin’ Brands Group, Inc.	8,390	395,756
Hilton Worldwide Holdings, Inc.	44,333	998,379
Jack in the Box, Inc.	1,876	119,820
Las Vegas Sands Corp.	176,399	9,116,300
McDonald’s Corp.	99,034	12,446,593
Starbucks Corp.	69,888	4,172,314

See Notes to Financial Statements.

106	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2016

Investments	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	13,023	$1,086,509
Wyndham Worldwide Corp.	9,274	708,812
Yum! Brands, Inc.	39,090	3,199,516

Total Hotels, Restaurants & Leisure		33,904,247
Household Durables – 0.6%
D.R. Horton, Inc.	13,497	408,014
Harman International Industries, Inc.	3,791	337,551
Lennar Corp. Class A	2,193	106,053
Newell Rubbermaid, Inc.	15,678	694,379
PulteGroup, Inc.	22,729	425,260
Tupperware Brands Corp.	8,631	500,425
Whirlpool Corp.	6,806	1,227,394

Total Household Durables		3,699,076
Household Products – 2.1%
Church & Dwight Co., Inc.	8,546	787,771
Colgate-Palmolive Co.	84,205	5,949,083
Kimberly-Clark Corp.	43,251	5,817,692

Total Household Products		12,554,546
Industrial Conglomerates – 2.2%
3M Co.	65,759	10,957,422
Carlisle Cos., Inc.	3,511	349,345
Danaher Corp.	16,014	1,519,088
Roper Technologies, Inc.	2,239	409,222

Total Industrial Conglomerates		13,235,077
Insurance – 0.5%
AmTrust Financial Services, Inc.	13,772	356,419
Marsh & McLennan Cos., Inc.	47,485	2,886,613

Total Insurance		3,243,032
Internet & Catalog Retail – 0.1%
Expedia, Inc.	3,332	359,256
HSN, Inc.	5,045	263,904

Total Internet & Catalog Retail		623,160
Internet Software & Services – 0.0%
j2 Global, Inc.	2,201	135,538
IT Services – 4.3%
Automatic Data Processing, Inc.	29,241	2,623,210
Booz Allen Hamilton Holding Corp.	6,809	206,177
Broadridge Financial Solutions, Inc.	6,723	398,741
DST Systems, Inc.	1,064	119,987
Fidelity National Information Services, Inc.	11,884	752,376
Global Payments, Inc.	34	2,220
Heartland Payment Systems, Inc.	416	40,173
International Business Machines Corp.	93,364	14,139,978
Jack Henry & Associates, Inc.	2,489	210,495
MasterCard, Inc. Class A	18,557	1,753,637
MAXIMUS, Inc.	771	40,585
Paychex, Inc.	29,033	1,568,072
Total System Services, Inc.	3,744	178,140
Visa, Inc. Class A	35,658	2,727,124
Western Union Co. (The)	43,474	838,613

Total IT Services		25,599,528
Leisure Products – 0.3%
Brunswick Corp.	3,845	184,483
Hasbro, Inc.	11,968	958,637
Polaris Industries, Inc.	5,118	504,021

Total Leisure Products		1,647,141
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	15,212	606,198
Bio-Techne Corp.	2,195	207,472

Total Life Sciences Tools & Services		813,670
Machinery – 4.3%
AGCO Corp.	3,181	158,096
Allison Transmission Holdings, Inc.	16,224	437,723
Caterpillar, Inc.	110,420	8,451,547
CLARCOR, Inc.	3,670	212,089
Cummins, Inc.	31,926	3,509,944
Donaldson Co., Inc.	13,118	418,595
Dover Corp.	16,838	1,083,189
Flowserve Corp.	9,002	399,779
Graco, Inc.	3,833	321,819
IDEX Corp.	5,160	427,661
Illinois Tool Works, Inc.	35,240	3,609,986
ITT Corp.	4,649	171,502
Lincoln Electric Holdings, Inc.	6,870	402,376
Nordson Corp.	3,629	275,949
PACCAR, Inc.	28,800	1,575,072
Parker-Hannifin Corp.	14,504	1,611,104
Stanley Black & Decker, Inc.	12,347	1,299,028
Toro Co. (The)	3,019	259,996
Trinity Industries, Inc.	10,786	197,492
Wabtec Corp.	1,729	137,092
Xylem, Inc.	11,379	465,401

Total Machinery		25,425,440
Media – 4.4%
CBS Corp. Class B Non-Voting Shares	19,805	1,091,058
Cinemark Holdings, Inc.	12,469	446,764
Comcast Corp. Class A	148,154	9,049,246
Scripps Networks Interactive, Inc. Class A	5,505	360,578
Time Warner, Inc.	60,011	4,353,798
Twenty-First Century Fox, Inc. Class A	45,155	1,258,921
Twenty-First Century Fox, Inc. Class B	30,087	848,453
Viacom, Inc. Class B	46,706	1,928,024
Walt Disney Co. (The)	71,052	7,056,174

Total Media		26,393,016
Multiline Retail – 0.7%
Dollar General Corp.	12,890	1,103,384
Macy’s, Inc.	43,410	1,913,947
Nordstrom, Inc.(a)	17,765	1,016,336

Total Multiline Retail		4,033,667
Oil, Gas & Consumable Fuels – 0.5%
Cabot Oil & Gas Corp.	8,042	182,634
CVR Energy, Inc.(a)	16,762	437,488
EQT Corp.	1,434	96,451

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	107

Schedule of Investments (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2016

Investments	Shares	Value
HollyFrontier Corp.	22,667	$800,599
Tesoro Corp.	9,520	818,815
Western Refining, Inc.	14,501	421,834

Total Oil, Gas & Consumable Fuels		2,757,821
Personal Products – 0.3%
Edgewell Personal Care Co.	6,464	520,546
Estee Lauder Cos., Inc. (The) Class A	12,665	1,194,436

Total Personal Products		1,714,982
Pharmaceuticals – 3.0%
Bristol-Myers Squibb Co.	147,275	9,407,927
Eli Lilly & Co.	107,332	7,728,977
Zoetis, Inc.	14,450	640,569

Total Pharmaceuticals		17,777,473
Professional Services – 0.2%
Equifax, Inc.	5,028	574,650
ManpowerGroup, Inc.	5,657	460,593
Robert Half International, Inc.	9,028	420,524

Total Professional Services		1,455,767
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	615	72,152
Road & Rail – 1.5%
JB Hunt Transport Services, Inc.	5,243	441,670
Kansas City Southern	7,841	670,014
Landstar System, Inc.	845	54,595
Union Pacific Corp.	97,958	7,792,559

Total Road & Rail		8,958,838
Semiconductors & Semiconductor Equipment – 4.8%
Analog Devices, Inc.	22,034	1,304,193
Applied Materials, Inc.	64,974	1,376,149
Intel Corp.	329,512	10,659,713
KLA-Tencor Corp.	11,918	867,750
Linear Technology Corp.	16,686	743,528
Monolithic Power Systems, Inc.	1,172	74,586
NVIDIA Corp.	18,605	662,896
QUALCOMM, Inc.	151,595	7,752,568
Skyworks Solutions, Inc.	5,951	463,583
Teradyne, Inc.	6,515	140,659
Texas Instruments, Inc.	68,246	3,918,685
Xilinx, Inc.	17,040	808,207

Total Semiconductors & Semiconductor Equipment		28,772,517
Software – 4.9%
Activision Blizzard, Inc.	11,691	395,624
Blackbaud, Inc.	838	52,702
Intuit, Inc.	8,339	867,339
Microsoft Corp.	377,582	20,853,854
Oracle Corp.	171,199	7,003,751
SS&C Technologies Holdings, Inc.	1,920	121,766

Total Software		29,295,036
Specialty Retail – 3.7%
Advance Auto Parts, Inc.	456	73,115
American Eagle Outfitters, Inc.(a)	21,942	365,773
CST Brands, Inc.	1,604	61,417
Dick’s Sporting Goods, Inc.	4,644	217,107
Foot Locker, Inc.	7,221	465,755
Gap, Inc. (The)	50,403	1,481,848
Home Depot, Inc. (The)	80,677	10,764,732
Lithia Motors, Inc. Class A	540	47,158
Lowe’s Cos., Inc.	48,489	3,673,042
Penske Automotive Group, Inc.	7,091	268,749
Ross Stores, Inc.	12,810	741,699
Tiffany & Co.	9,431	692,047
TJX Cos., Inc. (The)	28,285	2,216,130
Tractor Supply Co.	4,393	397,391
Williams-Sonoma, Inc.	7,253	397,029

Total Specialty Retail		21,862,992
Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	180,348	19,656,128
Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.	1,881	198,220
Coach, Inc.	43,296	1,735,737
Columbia Sportswear Co.	3,807	228,762
Hanesbrands, Inc.	18,848	534,152
NIKE, Inc. Class B	48,012	2,951,298
Ralph Lauren Corp.	3,581	344,707
VF Corp.	35,746	2,314,911

Total Textiles, Apparel & Luxury Goods		8,307,787
Tobacco – 4.9%
Altria Group, Inc.	316,323	19,820,799
Reynolds American, Inc.	186,273	9,371,395

Total Tobacco		29,192,194
Trading Companies & Distributors – 0.6%
Fastenal Co.(a)	33,191	1,626,359
MSC Industrial Direct Co., Inc. Class A	5,597	427,107
W.W. Grainger, Inc.(a)	6,216	1,451,001
Watsco, Inc.	2,778	374,308

Total Trading Companies & Distributors		3,878,775
TOTAL COMMON STOCKS (Cost: $576,270,517)		594,361,182
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b) (Cost: $3,415,965)(c)	3,415,965	3,415,965
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $579,686,482)		597,777,147
Liabilities in Excess of Cash and Other Assets – (0.4)%		(2,426,224)

NET ASSETS – 100.0%		$595,350,923
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)

At March 31, 2016, the total market value of the Fund’s securities on loan was $3,344,182 and the total market value of the collateral held by the Fund was $3,420,702. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,737.

See Notes to Financial Statements.

108	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 0.4%
HEICO Corp.	447	$26,878
HEICO Corp. Class A	738	35,129
National Presto Industries, Inc.(a)	475	39,776
Triumph Group, Inc.	1,250	39,350

Total Aerospace & Defense		141,133
Air Freight & Logistics – 0.4%
Forward Air Corp.	1,938	87,830
Park-Ohio Holdings Corp.	992	42,478

Total Air Freight & Logistics		130,308
Auto Components – 1.2%
Cooper Tire & Rubber Co.	3,423	126,719
Dana Holding Corp.	14,599	205,700
Standard Motor Products, Inc.	1,958	67,845
Strattec Security Corp.	164	9,412

Total Auto Components		409,676
Automobiles – 0.2%
Winnebago Industries, Inc.	2,938	65,958
Banks – 3.0%
Access National Corp.	1,977	39,204
BancFirst Corp.	2,239	127,690
BBCN Bancorp, Inc.	15,760	239,394
Central Pacific Financial Corp.	6,500	141,505
Great Southern Bancorp, Inc.	1,955	72,589
Hanmi Financial Corp.	4,575	100,741
Independent Bank Corp.	3,574	52,002
ServisFirst Bancshares, Inc.	1,024	45,466
United Community Banks, Inc.	5,999	110,802
Wilshire Bancorp, Inc.	12,533	129,090

Total Banks		1,058,483
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	294	46,969
Building Products – 1.4%
AAON, Inc.	2,967	83,076
Apogee Enterprises, Inc.	1,622	71,190
Insteel Industries, Inc.	627	19,167
Simpson Manufacturing Co., Inc.	5,153	196,690
Universal Forest Products, Inc.	1,362	116,887

Total Building Products		487,010
Capital Markets – 3.8%
Arlington Asset Investment Corp. Class A(a)	22,156	277,615
Cohen & Steers, Inc.	11,401	443,727
Evercore Partners, Inc. Class A	6,848	354,384
Financial Engines, Inc.(a)	3,179	99,916
GAMCO Investors, Inc. Class A	413	15,306
Pzena Investment Management, Inc. Class A	1,541	11,634
Westwood Holdings Group, Inc.	2,424	142,168

Total Capital Markets		1,344,750
Chemicals – 5.3%
A. Schulman, Inc.	6,067	$165,144
Axiall Corp.	21,481	469,145
Balchem Corp.	1,133	70,269
Calgon Carbon Corp.	4,719	66,160
Chase Corp.	726	38,180
FutureFuel Corp.	5,897	69,526
H.B. Fuller Co.	5,433	230,631
Hawkins, Inc.	1,669	60,234
Innophos Holdings, Inc.	9,280	286,845
Innospec, Inc.	2,019	87,544
Minerals Technologies, Inc.	957	54,405
Quaker Chemical Corp.	1,634	138,661
Stepan Co.	2,555	141,266

Total Chemicals		1,878,010
Commercial Services & Supplies – 6.5%
ABM Industries, Inc.	7,273	234,990
Essendant, Inc.	3,705	118,301
G&K Services, Inc. Class A	2,732	200,119
Herman Miller, Inc.	6,842	211,349
HNI Corp.	7,136	279,517
Knoll, Inc.	6,686	144,752
Matthews International Corp. Class A	2,043	105,153
McGrath RentCorp	5,309	133,150
Mobile Mini, Inc.	6,133	202,512
MSA Safety, Inc.	6,362	307,603
Multi-Color Corp.	312	16,645
Steelcase, Inc. Class A	12,663	188,932
U.S. Ecology, Inc.	2,434	107,485
UniFirst Corp.	133	14,513
VSE Corp.	221	15,004

Total Commercial Services & Supplies		2,280,025
Communications Equipment – 1.1%
Alliance Fiber Optic Products, Inc.*	1,373	20,307
InterDigital, Inc.	4,281	238,237
Plantronics, Inc.	3,100	121,489

Total Communications Equipment		380,033
Construction & Engineering – 0.6%
Argan, Inc.	1,888	66,382
Comfort Systems USA, Inc.	1,753	55,693
Primoris Services Corp.	2,996	72,803

Total Construction & Engineering		194,878
Construction Materials – 0.1%
United States Lime & Minerals, Inc.	387	23,224
Consumer Finance – 0.1%
Cash America International, Inc.	1,261	48,725
Containers & Packaging – 0.9%
Greif, Inc. Class A	9,468	310,077
Distributors – 0.2%
Core-Mark Holding Co., Inc.	955	77,890

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	109

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2016

Investments	Shares	Value
Diversified Consumer Services – 0.7%
Capella Education Co.	2,021	$106,385
Carriage Services, Inc.	424	9,163
DeVry Education Group, Inc.(a)	5,459	94,277
Liberty Tax, Inc.	2,033	39,826
Universal Technical Institute, Inc.	2,725	11,745

Total Diversified Consumer Services		261,396
Diversified Financial Services – 0.2%
A-Mark Precious Metals, Inc.	642	12,776
Marlin Business Services Corp.	3,238	46,336

Total Diversified Financial Services		59,112
Diversified Telecommunication Services – 0.8%
Atlantic Tele-Network, Inc.	2,022	153,328
Inteliquent, Inc.	8,339	133,841

Total Diversified Telecommunication Services		287,169
Electric Utilities – 0.9%
MGE Energy, Inc.	6,396	334,191
Electrical Equipment – 0.8%
Allied Motion Technologies, Inc.	232	4,176
AZZ, Inc.	1,601	90,617
Encore Wire Corp.	255	9,927
Franklin Electric Co., Inc.	3,536	113,753
Hubbell, Inc.	453	47,986
Preformed Line Products Co.	582	21,255

Total Electrical Equipment		287,714
Electronic Equipment, Instruments & Components – 2.4%
Badger Meter, Inc.	1,486	98,834
CTS Corp.	2,169	34,140
Dolby Laboratories, Inc. Class A	5,634	244,854
Littelfuse, Inc.	1,808	222,583
Mesa Laboratories, Inc.	165	15,898
Methode Electronics, Inc.	3,302	96,550
MTS Systems Corp.	2,223	135,269

Total Electronic Equipment, Instruments & Components		848,128
Energy Equipment & Services – 0.3%
U.S. Silica Holdings, Inc.(a)	5,133	116,622
Food & Staples Retailing – 0.9%
Andersons, Inc. (The)	4,080	128,153
Weis Markets, Inc.	3,803	171,363

Total Food & Staples Retailing		299,516
Food Products – 3.4%
Alico, Inc.	379	10,464
Cal-Maine Foods, Inc.(a)	16,946	879,667
Limoneira Co.(a)	1,256	19,091
Sanderson Farms, Inc.(a)	1,978	178,376
Tootsie Roll Industries, Inc.(a)	3,383	118,212

Total Food Products		1,205,810
Gas Utilities – 2.5%
Chesapeake Utilities Corp.	2,530	159,314
South Jersey Industries, Inc.	25,658	729,970

Total Gas Utilities		889,284
Health Care Equipment & Supplies – 1.8%
Abaxis, Inc.	1,465	$66,496
Analogic Corp.	449	35,476
Atrion Corp.	127	50,211
CONMED Corp.	4,042	169,521
LeMaitre Vascular, Inc.	1,408	21,852
Meridian Bioscience, Inc.	12,759	262,963
Utah Medical Products, Inc.	528	33,021

Total Health Care Equipment & Supplies		639,540
Health Care Providers & Services – 0.8%
Aceto Corp.	2,116	49,853
Ensign Group, Inc. (The)	2,375	53,770
National Healthcare Corp.	1,920	119,616
U.S. Physical Therapy, Inc.	1,118	55,598

Total Health Care Providers & Services		278,837
Hotels, Restaurants & Leisure – 4.7%
Bloomin’ Brands, Inc.	9,790	165,157
Cheesecake Factory, Inc. (The)	4,803	254,991
DineEquity, Inc.	4,570	426,975
Interval Leisure Group, Inc.(a)	9,820	141,801
Papa John’s International, Inc.	2,697	146,150
Ruth’s Hospitality Group, Inc.	2,899	53,371
Sonic Corp.	4,050	142,398
Texas Roadhouse, Inc.	7,784	339,227

Total Hotels, Restaurants & Leisure		1,670,070
Household Durables – 2.0%
Bassett Furniture Industries, Inc.	856	27,272
Ethan Allen Interiors, Inc.	3,363	107,011
Flexsteel Industries, Inc.	676	29,528
KB Home(a)	3,994	57,034
La-Z-Boy, Inc.	4,573	122,282
Lennar Corp. Class B	714	27,639
Libbey, Inc.	2,330	43,338
Lifetime Brands, Inc.	1,077	16,230
MDC Holdings, Inc.	11,060	277,164

Total Household Durables		707,498
Household Products – 0.6%
Oil-Dri Corp. of America	600	20,268
WD-40 Co.	1,675	180,917

Total Household Products		201,185
Insurance – 1.4%
AMERISAFE, Inc.	1,778	93,416
Employers Holdings, Inc.	2,208	62,133
Federated National Holding Co.	747	14,686
Fidelity & Guaranty Life	4,427	116,164
HCI Group, Inc.	2,864	95,371
Investors Title Co.	45	4,098
Stewart Information Services Corp.	438	15,891
Universal Insurance Holdings, Inc.(a)	5,792	103,098

Total Insurance		504,857

See Notes to Financial Statements.

110	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2016

Investments	Shares	Value
Internet & Catalog Retail – 0.6%
Nutrisystem, Inc.	5,427	$113,262
PetMed Express, Inc.(a)	4,975	89,102

Total Internet & Catalog Retail		202,364
Internet Software & Services – 0.1%
Reis, Inc.	2,012	47,383
IT Services – 3.6%
Computer Task Group, Inc.	3,239	16,551
Convergys Corp.	9,618	267,092
CSG Systems International, Inc.	5,015	226,477
Forrester Research, Inc.	3,078	103,452
Hackett Group, Inc. (The)	2,487	37,603
Science Applications International Corp.	9,118	486,354
TeleTech Holdings, Inc.	4,706	130,639

Total IT Services		1,268,168
Leisure Products – 0.4%
Escalade, Inc.	1,536	18,079
Johnson Outdoors, Inc. Class A	728	16,176
Sturm Ruger & Co., Inc.	1,775	121,374

Total Leisure Products		155,629
Machinery – 8.8%
Actuant Corp. Class A	629	15,543
Alamo Group, Inc.	409	22,785
Albany International Corp. Class A	3,051	114,687
Altra Industrial Motion Corp.	3,410	94,730
American Railcar Industries, Inc.(a)	3,724	151,678
Barnes Group, Inc.	4,243	148,632
CIRCOR International, Inc.	330	15,309
Columbus McKinnon Corp.	936	14,751
Douglas Dynamics, Inc.	5,146	117,895
Eastern Co. (The)	723	11,872
EnPro Industries, Inc.	2,210	127,473
Federal Signal Corp.	6,335	84,002
Gorman-Rupp Co. (The)	2,291	59,406
Graham Corp.	1,104	21,981
Greenbrier Cos., Inc. (The)(a)	4,451	123,026
Hillenbrand, Inc.	9,921	297,134
Hurco Cos., Inc.	492	16,231
Hyster-Yale Materials Handling, Inc.	1,547	103,030
John Bean Technologies Corp.	1,299	73,277
Joy Global, Inc.(a)	37,800	607,446
Kadant, Inc.	1,022	46,153
L.B. Foster Co. Class A	879	15,963
Lindsay Corp.(a)	1,078	77,195
Manitowoc Co., Inc. (The)(a)	4,192	18,151
Mueller Industries, Inc.	3,559	104,706
Mueller Water Products, Inc. Class A	8,472	83,703
NN, Inc.	2,608	35,677
Standex International Corp.	511	39,761
Sun Hydraulics Corp.	1,748	58,016
Supreme Industries, Inc. Class A	1,389	12,279
Tennant Co.	1,385	71,300
Terex Corp.	7,840	195,059
Watts Water Technologies, Inc. Class A	2,031	111,969

Total Machinery		3,090,820
Marine – 0.5%
Matson, Inc.	4,044	$162,448
Media – 3.3%
A.H. Belo Corp. Class A	4,274	20,558
AMC Entertainment Holdings, Inc. Class A	4,212	117,894
John Wiley & Sons, Inc. Class A	7,300	356,897
Meredith Corp.	8,678	412,205
New York Times Co. (The) Class A	10,890	135,689
Saga Communications, Inc. Class A	570	22,834
Scholastic Corp.	2,661	99,442

Total Media		1,165,519
Metals & Mining – 3.3%
Carpenter Technology Corp.	8,413	287,977
Gold Resource Corp.(a)	22,293	51,943
Haynes International, Inc.	2,381	86,906
Kaiser Aluminum Corp.	2,563	216,676
Materion Corp.	1,984	52,536
Worthington Industries, Inc.	13,243	471,981

Total Metals & Mining		1,168,019
Multiline Retail – 0.7%
Big Lots, Inc.	5,508	249,457
Oil, Gas & Consumable Fuels – 0.5%
Green Plains, Inc.	6,490	103,580
Panhandle Oil and Gas, Inc. Class A	1,289	22,313
SM Energy Co.(a)	2,233	41,846

Total Oil, Gas & Consumable Fuels		167,739
Paper & Forest Products – 2.3%
KapStone Paper and Packaging Corp.	12,324	170,687
Neenah Paper, Inc.	2,666	169,718
PH Glatfelter Co.	9,307	192,934
Schweitzer-Mauduit International, Inc.	9,031	284,296

Total Paper & Forest Products		817,635
Personal Products – 2.3%
Inter Parfums, Inc.	4,894	151,224
Nu Skin Enterprises, Inc. Class A(a)	17,027	651,283

Total Personal Products		802,507
Professional Services – 2.0%
Barrett Business Services, Inc.	836	24,035
CEB, Inc.	4,450	288,048
Exponent, Inc.	1,731	88,298
Insperity, Inc.	2,622	135,636
Kforce, Inc.	3,246	63,557
Korn/Ferry International	3,319	93,895

Total Professional Services		693,469
Real Estate Investment Trusts (REITs) – 1.2%
Universal Health Realty Income Trust	4,576	257,400
Urstadt Biddle Properties, Inc. Class A	7,466	156,413

Total Real Estate Investment Trusts (REITs)		413,813

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	111

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2016

Investments	Shares	Value
Road & Rail – 1.1%
ArcBest Corp.	2,237	$48,297
Celadon Group, Inc.	1,254	13,142
Heartland Express, Inc.(a)	2,274	42,183
Knight Transportation, Inc.	4,597	120,211
Universal Truckload Services, Inc.	3,497	57,596
Werner Enterprises, Inc.	3,990	108,368

Total Road & Rail		389,797
Semiconductors & Semiconductor Equipment – 1.2%
IXYS Corp.	3,174	35,612
MKS Instruments, Inc.	7,554	284,408
Power Integrations, Inc.	2,124	105,478

Total Semiconductors & Semiconductor Equipment		425,498
Software – 1.5%
Ebix, Inc.(a)	2,345	95,653
Mentor Graphics Corp.	11,123	226,131
Monotype Imaging Holdings, Inc.	4,707	112,591
Pegasystems, Inc.	2,538	64,414
QAD, Inc. Class A	1,514	32,173

Total Software		530,962
Specialty Retail – 9.9%
Aaron’s, Inc.	1,817	45,607
Abercrombie & Fitch Co. Class A	11,538	363,908
Big 5 Sporting Goods Corp.	5,360	59,550
Buckle, Inc. (The)(a)	7,909	267,878
Cato Corp. (The) Class A	4,682	180,491
Chico’s FAS, Inc.	21,138	280,501
Children’s Place, Inc. (The)	1,266	105,673
DSW, Inc. Class A	15,223	420,764
Finish Line, Inc. (The) Class A	5,518	116,430
GNC Holdings, Inc. Class A	10,780	342,265
Group 1 Automotive, Inc.	1,491	87,507
Guess?, Inc.	22,105	414,911
Monro Muffler Brake, Inc.	1,544	110,350
Outerwall, Inc.(a)	2,834	104,830
Pier 1 Imports, Inc.	22,833	160,059
Rent-A-Center, Inc.	18,623	295,174
Shoe Carnival, Inc.	1,296	34,940
Sonic Automotive, Inc. Class A	1,361	25,151
Stein Mart, Inc.	10,893	79,846
Winmark Corp.	76	7,446

Total Specialty Retail		3,503,281
Textiles, Apparel & Luxury Goods – 1.0%
Culp, Inc.	665	17,436
Movado Group, Inc.	1,561	42,974
Oxford Industries, Inc.	1,541	103,602
Superior Uniform Group, Inc.	1,574	28,049
Wolverine World Wide, Inc.	7,888	145,297

Total Textiles, Apparel & Luxury Goods		337,358
Thrifts & Mortgage Finance – 0.1%
Hingham Institution for Savings	153	18,224
Tobacco – 1.1%
Universal Corp.	6,732	$382,445
Trading Companies & Distributors – 3.1%
Applied Industrial Technologies, Inc.	6,132	266,129
GATX Corp.	8,994	427,215
H&E Equipment Services, Inc.	13,767	241,335
Houston Wire & Cable Co.	4,235	29,603
Kaman Corp.	2,751	117,440

Total Trading Companies & Distributors		1,081,722
Water Utilities – 1.0%
American States Water Co.	6,167	242,733
Connecticut Water Service, Inc.	2,534	114,284

Total Water Utilities		357,017
Wireless Telecommunication Services – 0.5%
Shenandoah Telecommunications Co.	3,996	106,893
Spok Holdings, Inc.	4,639	81,229

Total Wireless Telecommunication Services		188,122
TOTAL COMMON STOCKS (Cost: $33,840,479)		35,087,474
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.4%
United States – 11.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(b) (Cost: $4,010,875)(c)	4,010,875	4,010,875
TOTAL INVESTMENTS IN SECURITIES – 111.0% (Cost: $37,851,354)		39,098,349
Liabilities in Excess of Cash and Other Assets – (11.0)%		(3,890,158)

NET ASSETS – 100.0%		$35,208,191
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

(c)	At March 31, 2016, the total market value of the Fund’s securities on loan was $3,910,024 and the total market value of the collateral held by the Fund was $4,010,875.

See Notes to Financial Statements.

112	WisdomTree Domestic Earnings and Dividend Funds

Statements of Assets and Liabilities

WisdomTree Domestic Earnings and Dividend Funds

March 31, 2016

	WisdomTree Dividend ex- Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree High Dividend Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
ASSETS:

Investments, at cost	$847,543,032	$108,257,843	$954,557,821	$1,600,074,186	$134,089,710

Investment in affiliates, at cost (Note 3)	7,117,820	265,268	3,445,080	5,058,055	442,117
Investments in securities, at value[1] (Note 2)	914,387,125	118,291,430	1,029,982,693	1,723,889,466	138,061,512

Investment in affiliates, at value (Note 3)	7,594,396	295,518	3,686,039	5,438,981	451,046

Cash	534,592	78,538	1,247,791	861,667	74,146

Receivables:

Corporate action proceeds	—	—	269,929	—	—

Investment securities sold	15,219	—	12,819	14,272	—

Capital shares sold	7,541,501	—	—	3,677,646	3,140,152

Dividends and interest	1,794,424	134,593	2,641,160	2,885,552	98,856
Total Assets	931,867,257	118,800,079	1,037,840,431	1,736,767,584	141,825,712
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	7,851,900	360,227	10,967,234	7,428,445	603,608

Investment securities purchased	7,530,373	—	1,192,457	3,673,492	3,137,760

Advisory fees (Note 3)	288,901	27,752	314,689	400,246	22,498

Service fees (Note 2)	3,377	438	3,656	6,316	263
Total Liabilities	15,674,551	388,417	12,478,036	11,508,499	3,764,129
NET ASSETS	$916,192,706	$118,411,662	$1,025,362,395	$1,725,259,085	$138,061,583
NET ASSETS:

Paid-in capital	$993,849,555	$127,767,541	$1,035,828,212	$1,692,621,592	$145,103,459

Undistributed net investment income	1,793,666	119,227	2,271,943	2,220,554	100,708

Accumulated net realized loss on investments	(146,771,184)	(19,538,943)	(88,403,591)	(93,779,267)	(11,123,315)

Net unrealized appreciation on investments	67,320,669	10,063,837	75,665,831	124,196,206	3,980,731
NET ASSETS	$916,192,706	$118,411,662	$1,025,362,395	$1,725,259,085	$138,061,583
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,150,000	1,700,000	16,200,000	23,500,000	2,200,000
Net asset value per share	$75.41	$69.65	$63.29	$73.42	$62.76
[1] Includes market value of securities out on loan of:	$7,694,862	$352,445	$11,767,064	$7,272,171	$588,660

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	113

Statements of Assets and Liabilities (continued)

WisdomTree Domestic Earnings and Dividend Funds

March 31, 2016

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
ASSETS:

Investments, at cost	$1,530,392,800	$666,937,013	$1,299,682,731	$414,015,822	$434,703,975

Investment in affiliates, at cost (Note 3)	1,620,820	1,132,390	7,331,835	1,179,390	790,703
Investments in securities, at value[1] (Note 2)	1,669,647,865	693,104,689	1,358,399,828	415,080,713	496,029,338

Investment in affiliates, at value (Note 3)	1,751,177	1,190,385	7,976,025	1,288,529	809,851

Cash	1,434,185	680,623	743,138	157,352	609,501

Receivables:

Corporate action proceeds	—	—	1,868,006	128,832	110,081

Investment securities sold	—	634,863	—	—	3,497

Capital shares sold	8,574,020	—	3,425,264	—	—

Dividends and interest	3,081,297	893,099	3,555,746	636,700	906,769
Total Assets	1,684,488,544	696,503,659	1,375,968,007	417,292,126	498,469,037
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	65,947,592	32,026,035	152,545,820	47,210,603	4,643,317

Investment securities purchased	8,557,910	1,323,375	6,386,091	—	—

Advisory fees (Note 3)	493,150	207,509	374,168	115,499	115,562

Service fees (Note 2)	5,715	2,409	4,365	1,343	1,820
Total Liabilities	75,004,367	33,559,328	159,310,444	47,327,445	4,760,699
NET ASSETS	$1,609,484,177	$662,944,331	$1,216,657,563	$369,964,681	$493,708,338
NET ASSETS:

Paid-in capital	$1,551,036,277	$709,037,890	$1,288,422,179	$418,827,390	$461,111,806

Undistributed net investment income	3,831,392	922,187	3,602,359	671,594	813,671

Accumulated net realized loss on investments	(84,768,914)	(73,241,417)	(134,728,262)	(50,708,333)	(29,561,650)

Net unrealized appreciation on investments	139,385,422	26,225,671	59,361,287	1,174,030	61,344,511
NET ASSETS	$1,609,484,177	$662,944,331	$1,216,657,563	$369,964,681	$493,708,338
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	18,700,000	7,350,000	17,700,000	4,800,000	6,650,000
Net asset value per share	$86.07	$90.20	$68.74	$77.08	$74.24
[1] Includes market value of securities out on loan of:	$66,948,860	$33,834,243	$149,799,674	$46,400,922	$4,526,378

See Notes to Financial Statements.

114	WisdomTree Domestic Earnings and Dividend Funds

Statements of Assets and Liabilities (concluded)

WisdomTree Domestic Earnings and Dividend Funds

March 31, 2016

	WisdomTree Total Earnings Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$55,274,278	$579,686,482	$37,851,354
Investments in securities, at value[1] (Note 2)	57,641,655	597,777,147	39,098,349

Cash	54,112	340,445	47,394

Receivables:

Corporate action proceeds	2,809	—	—

Capital shares sold	—	1,557,015	—

Dividends and interest	65,750	787,988	84,405
Total Assets	57,764,326	600,462,595	39,230,148
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	546,794	3,415,965	4,010,875

Investment securities purchased	—	1,555,795	—

Advisory fees (Note 3)	13,346	137,747	10,955

Service fees (Note 2)	210	2,165	127
Total Liabilities	560,350	5,111,672	4,021,957
NET ASSETS	$57,203,976	$595,350,923	$35,208,191
NET ASSETS:

Paid-in capital	$61,397,562	$592,425,548	$37,899,186

Undistributed net investment income	62,502	762,081	85,633

Accumulated net realized loss on investments	(6,623,465)	(15,927,371)	(4,023,623)

Net unrealized appreciation on investments	2,367,377	18,090,665	1,246,995
NET ASSETS	$57,203,976	$595,350,923	$35,208,191
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,000	19,050,000	1,250,000
Net asset value per share	$71.50	$31.25	$28.17
[1] Includes market value of securities out on loan of:	$557,263	$3,344,182	$3,910,024

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	115

Statements of Operations

WisdomTree Domestic Earnings and Dividend Funds

For the Year Ended March 31, 2016

	WisdomTree Dividend ex- Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree High Dividend Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
INVESTMENT INCOME:

Dividends	$38,222,875	$3,131,541	$37,045,597	$54,594,005	$734,371

Dividends from affiliates (Note 3)	156,186	15,998	66,172	146,234	3,690

Securities lending income (Note 2)	109,715	15,610	205,575	70,172	9,970
Total investment income	38,488,776	3,163,149	37,317,344	54,810,411	748,031
EXPENSES:

Advisory fees (Note 3)	3,872,643	369,836	3,618,575	4,967,081	137,447

Service fees (Note 2)	44,841	5,812	41,900	78,054	1,591

Legal fees (Note 2)	—	—	2,642	—	—
Total expenses	3,917,484	375,648	3,663,117	5,045,135	139,038
Expense waivers (Note 3)	(11,255)	(193)	(3,505)	(8,198)	(103)
Net expenses	3,906,229	375,455	3,659,612	5,036,937	138,935
Net investment income	34,582,547	2,787,694	33,657,732	49,773,474	609,096
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(64,849,494)	(341,769)	(23,716,495)	(26,025,062)	(2,628,069)

Investment transactions in affiliates (Note 3)	25,551	(18,970)	(121,353)	(199,834)	(13,855)

In-kind redemptions	102,489,087	10,007,196	50,516,410	134,116,351	2,385,543

In-kind redemptions in affiliates (Note 3)	21,912	4,546	19,592	5,941	—

Capital gain distributions from affiliates (Note 3)	17,402	—	—	—	—
Net realized gain (loss)	37,704,458	9,651,003	26,698,154	107,897,396	(256,381)
Net change in unrealized appreciation (depreciation) on investments	(62,963,675)	(12,967,759)	8,731,396	(112,492,541)	(1,005,141)
Net realized and unrealized gain (loss) on investments	(25,259,217)	(3,316,756)	35,429,550	(4,595,145)	(1,261,522)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,323,330	$(529,062)	$69,087,282	$45,178,329	$(652,426)

See Notes to Financial Statements.

116	WisdomTree Domestic Earnings and Dividend Funds

Statements of Operations (continued)

WisdomTree Domestic Earnings and Dividend Funds

For the Year Ended March 31, 2016

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$44,567,405	$11,463,722	$38,673,118	$5,254,168	$15,613,538

Dividends from affiliates (Note 3)	80,788	74,868	160,378	20,771	21,948

Securities lending income (Note 2)	847,447	640,439	2,533,860	1,328,138	71,874
Total investment income	45,495,640	12,179,029	41,367,356	6,603,077	15,707,360
EXPENSES:

Advisory fees (Note 3)	5,798,838	2,722,923	4,514,411	1,485,408	1,412,887

Service fees (Note 2)	67,144	31,529	52,272	17,199	22,203

Legal fees (Note 2)	8,688	—	—	—	1,091
Total expenses	5,874,670	2,754,452	4,566,683	1,502,607	1,436,181
Expense waivers (Note 3)	(4,393)	(2,368)	(12,702)	(2,930)	(336)
Net expenses	5,870,277	2,752,084	4,553,981	1,499,677	1,435,845
Net investment income	39,625,363	9,426,945	36,813,375	5,103,400	14,271,515
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(76,989,129)	(55,121,597)	(65,523,980)	(17,477,926)	(6,865,536)

Investment transactions in affiliates (Note 3)	(174,731)	(33,714)	(152,227)	(87,443)	3,804

In-kind redemptions	95,750,695	46,090,508	69,562,832	6,563,625	50,232,892

In-kind redemptions in affiliates (Note 3)	5,477	52	27,171	3,089	—

Capital gain distributions from affiliates (Note 3)	—	19,516	57,850	—	—
Net realized gain (loss)	18,592,312	(9,045,235)	3,971,646	(10,998,655)	43,371,160
Net change in unrealized depreciation on investments	(26,432,803)	(51,333,584)	(71,379,353)	(27,316,211)	(45,084,996)
Net realized and unrealized loss on investments	(7,840,491)	(60,378,819)	(67,407,707)	(38,314,866)	(1,713,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,784,872	$(50,951,874)	$(30,594,332)	$(33,211,466)	$12,557,679
[1] Net of foreign withholding tax of:	—	$2,393	—	$911	—

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	117

Statements of Operations (concluded)

WisdomTree Domestic Earnings and Dividend Funds

For the Year Ended March 31, 2016

	WisdomTree Total Earnings Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$1,753,512	$13,586,195	$771,059

Securities lending income (Note 2)	25,889	28,503	52,781
Total investment income	1,779,401	13,614,698	823,840
EXPENSES:

Advisory fees (Note 3)	218,074	1,476,847	111,123

Service fees (Note 2)	3,427	23,208	1,287
Total expenses	221,501	1,500,055	112,410
Net investment income	1,557,900	12,114,643	711,430
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,437,264)	(13,901,592)	(2,996,689)

In-kind redemptions	12,988,767	16,350,188	1,114,959
Net realized gain (loss)	11,551,503	2,448,596	(1,881,730)
Net change in unrealized appreciation (depreciation) on investments	(16,664,487)	(4,122,300)	15,256
Net realized and unrealized loss on investments	(5,112,984)	(1,673,704)	(1,866,474)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,555,084)	$10,440,939	$(1,155,044)
[1] Net of foreign withholding tax of:	$27	—	—

See Notes to Financial Statements.

118	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree Earnings 500 Fund		WisdomTree High Dividend Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$34,582,547	$40,438,109	$2,787,694	$2,326,752	$33,657,732	$31,264,944

Net realized gain on investments	37,704,458	100,929,982	9,651,003	10,117,566	26,698,154	100,160,031

Net change in unrealized appreciation (depreciation) on investments	(62,963,675)	(13,005,302)	(12,967,759)	(211,909)	8,731,396	(41,482,698)
Net increase (decrease) in net assets resulting from operations	9,323,330	128,362,789	(529,062)	12,232,409	69,087,282	89,942,277
DIVIDENDS:

Net investment income	(34,743,423)	(39,456,992)	(2,740,986)	(2,297,699)	(32,904,903)	(30,019,168)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	276,794,268	378,042,831	10,234,135	49,289,980	202,163,650	562,545,150

Cost of shares redeemed	(586,168,230)	(343,773,894)	(27,938,473)	(21,189,284)	(272,832,879)	(360,213,965)
Net increase (decrease) in net assets resulting from capital share transactions	(309,373,962)	34,268,937	(17,704,338)	28,100,696	(70,669,229)	202,331,185
Net Increase (Decrease) in Net Assets	(334,794,055)	123,174,734	(20,974,386)	38,035,406	(34,486,850)	262,254,294
NET ASSETS:

Beginning of year	$1,250,986,761	$1,127,812,027	$139,386,048	$101,350,642	$1,059,849,245	$797,594,951

End of year	$916,192,706	$1,250,986,761	$118,411,662	$139,386,048	$1,025,362,395	$1,059,849,245
Undistributed net investment income included in net assets at end of year	$1,793,666	$1,544,980	$119,227	$68,476	$2,271,943	$1,451,628
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	16,500,000	16,050,000	1,950,000	1,550,000	17,450,000	14,100,000
Shares created	3,950,000	4,950,000	150,000	700,000	3,400,000	9,250,000
Shares redeemed	(8,300,000)	(4,500,000)	(400,000)	(300,000)	(4,650,000)	(5,900,000)
Shares outstanding, end of year	12,150,000	16,500,000	1,700,000	1,950,000	16,200,000	17,450,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	119

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree LargeCap Dividend Fund		WisdomTree LargeCap Value Fund		WisdomTree MidCap Dividend Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$49,773,474	$54,055,938	$609,096	$389,856	$39,625,363	$32,448,034

Net realized gain (loss) on investments	107,897,396	270,980,053	(256,381)	4,288,300	18,592,312	124,743,157

Net change in unrealized appreciation (depreciation) on investments	(112,492,541)	(78,758,022)	(1,005,141)	(860,084)	(26,432,803)	7,825,969
Net increase (decrease) in net assets resulting from operations	45,178,329	246,277,969	(652,426)	3,818,072	31,784,872	165,017,160
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(49,180,302)	(52,955,618)	(522,957)	(385,836)	(38,312,134)	(30,452,989)

Capital gains	—	—	—	—	(5,471,376)	—
Total dividends and distributions	(49,180,302)	(52,955,618)	(522,957)	(385,836)	(43,783,510)	(30,452,989)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	174,323,599	895,710,195	129,363,313	17,435,834	452,684,354	765,348,105

Cost of shares redeemed	(551,680,751)	(804,300,296)	(16,637,196)	(20,714,417)	(427,097,281)	(297,164,121)
Net increase (decrease) in net assets resulting from capital share transactions	(377,357,152)	91,409,899	112,726,117	(3,278,583)	25,587,073	468,183,984
Net Increase (Decrease) in Net Assets	(381,359,125)	284,732,250	111,550,734	153,653	13,588,435	602,748,155
NET ASSETS:

Beginning of year	$2,106,618,210	$1,821,885,960	$26,510,849	$26,357,196	$1,595,895,742	$993,147,587

End of year	$1,725,259,085	$2,106,618,210	$138,061,583	$26,510,849	$1,609,484,177	$1,595,895,742
Undistributed net investment income included in net assets at end of year	$2,220,554	$1,613,503	$100,708	$12,607	$3,831,392	$1,981,151
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	28,750,000	26,950,000	400,000	450,000	18,550,000	12,900,000
Shares created	2,450,000	12,750,000	2,050,000	300,000	5,550,000	9,250,000
Shares redeemed	(7,700,000)	(10,950,000)	(250,000)	(350,000)	(5,400,000)	(3,600,000)
Shares outstanding, end of year	23,500,000	28,750,000	2,200,000	400,000	18,700,000	18,550,000

See Notes to Financial Statements.

120	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree MidCap Earnings Fund		WisdomTree SmallCap Dividend Fund		WisdomTree SmallCap Earnings Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,426,945	$8,335,542	$36,813,375	$31,096,433	$5,103,400	$5,250,296

Net realized gain (loss) on investments	(9,045,235)	53,922,532	3,971,646	69,775,853	(10,998,655)	37,522,298

Net change in unrealized depreciation on investments	(51,333,584)	(1,974,745)	(71,379,353)	(11,600,102)	(27,316,211)	(22,953,050)
Net increase (decrease) in net assets resulting from operations	(50,951,874)	60,283,329	(30,594,332)	89,272,184	(33,211,466)	19,819,544
DIVIDENDS:

Net investment income	(8,681,892)	(8,472,389)	(34,291,884)	(31,680,603)	(4,657,222)	(5,168,210)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	236,177,386	371,307,213	321,756,216	442,081,745	31,074,547	171,056,045

Cost of shares redeemed	(251,130,947)	(200,268,963)	(289,144,744)	(313,266,398)	(45,362,482)	(203,157,138)
Net increase (decrease) in net assets resulting from capital share transactions	(14,953,561)	171,038,250	32,611,472	128,815,347	(14,287,935)	(32,101,093)
Net Increase (Decrease) in Net Assets	(74,587,327)	222,849,190	(32,274,744)	186,406,928	(52,156,623)	(17,449,759)
NET ASSETS:

Beginning of year	$737,531,658	$514,682,468	$1,248,932,307	$1,062,525,379	$422,121,304	$439,571,063

End of year	$662,944,331	$737,531,658	$1,216,657,563	$1,248,932,307	$369,964,681	$422,121,304
Undistributed net investment income included in net assets at end of year	$922,187	$144,332	$3,602,359	$1,035,913	$671,594	$198,054
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	7,650,000	5,800,000	17,350,000	15,550,000	5,000,000	5,400,000
Shares created	2,650,000	4,050,000	4,850,000	6,300,000	400,000	2,100,000
Shares redeemed	(2,950,000)	(2,200,000)	(4,500,000)	(4,500,000)	(600,000)	(2,500,000)
Shares outstanding, end of year	7,350,000	7,650,000	17,700,000	17,350,000	4,800,000	5,000,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	121

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Total Earnings Fund		WisdomTree U.S. Quality Dividend Growth Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$14,271,515	$13,604,539	$1,557,900	$1,709,121	$12,114,643	$4,538,731

Net realized gain on investments	43,371,160	35,717,037	11,551,503	7,455,398	2,448,596	5,617,690

Net change in unrealized appreciation (depreciation) on investments	(45,084,996)	4,486,777	(16,664,487)	(348,237)	(4,122,300)	15,841,017
Net increase (decrease) in net assets resulting from operations	12,557,679	53,808,353	(3,555,084)	8,816,282	10,440,939	25,997,438
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(14,082,024)	(13,202,159)	(1,549,810)	(1,687,769)	(11,551,881)	(4,457,140)

Capital gains	—	—	—	—	—	(5,475)
Total dividends and distributions	(14,082,024)	(13,202,159)	(1,549,810)	(1,687,769)	(11,551,881)	(4,462,615)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	42,946,184	189,610,089	—	43,490,775	270,044,627	393,421,791

Cost of shares redeemed	(130,575,780)	(67,308,790)	(44,900,157)	(14,584,629)	(121,740,728)	(71,600,204)
Net increase (decrease) in net assets resulting from capital share transactions	(87,629,596)	122,301,299	(44,900,157)	28,906,146	148,303,899	321,821,587
Net Increase (Decrease) in Net Assets	(89,153,941)	162,907,493	(50,005,051)	36,034,659	147,192,957	343,356,410
NET ASSETS:

Beginning of year	$582,862,279	$419,954,786	$107,209,027	$71,174,368	$448,157,966	$104,801,556

End of year	$493,708,338	$582,862,279	$57,203,976	$107,209,027	$595,350,923	$448,157,966
Undistributed net investment income included in net assets at end of year	$813,671	$596,466	$62,502	$49,850	$762,081	$170,127
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	7,850,000	6,150,000	1,450,000	1,050,000	14,350,000	3,750,000
Shares created	600,000	2,600,000	—	600,000	8,800,000	12,900,000
Shares redeemed	(1,800,000)	(900,000)	(650,000)	(200,000)	(4,100,000)	(2,300,000)
Shares outstanding, end of year	6,650,000	7,850,000	800,000	1,450,000	19,050,000	14,350,000

See Notes to Financial Statements.

122	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$711,430	$562,440

Net realized gain (loss) on investments	(1,881,730)	883,609

Net change in unrealized appreciation on investments	15,256	466,901
Net increase (decrease) in net assets resulting from operations	(1,155,044)	1,912,950
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(646,575)	(581,041)

Capital gains	—	(1,702)
Total dividends and distributions	(646,575)	(582,743)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	22,218,605	10,037,640

Cost of shares redeemed	(7,802,447)	(12,937,188)
Net increase (decrease) in net assets resulting from capital share transactions	14,416,158	(2,899,548)
Net Increase (Decrease) in Net Assets	12,614,539	(1,569,341)
NET ASSETS:

Beginning of year	$22,593,652	$24,162,993

End of year	$35,208,191	$22,593,652
Undistributed net investment income included in net assets at end of year	$85,633	$19,691
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	750,000	850,000

Shares created	800,000	350,000

Shares redeemed	(300,000)	(450,000)
Shares outstanding, end of year	1,250,000	750,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	123

Financial Highlights

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$75.82	$70.27	$62.03	$54.81	$50.13
Investment operations:
Net investment income[1]	2.46	2.47	2.00	2.27	2.06
Net realized and unrealized gain (loss)	(0.38)	5.38	8.22	7.36	4.31
Total from investment operations	2.08	7.85	10.22	9.63	6.37
Dividends to shareholders:
Net investment income	(2.49)	(2.30)	(1.98)	(2.41)	(1.69)
Net asset value, end of year	$75.41	$75.82	$70.27	$62.03	$54.81

TOTAL RETURN[2]	2.96%	11.27%	16.75%	18.18%	12.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$916,193	$1,250,987	$1,127,812	$1,094,800	$1,268,812
Ratios to average net assets[3] of:
Expenses[4]	0.38%	0.39%[5]	0.38%	0.38%	0.38%
Net investment income	3.39%	3.34%	3.06%	4.08%	4.05%
Portfolio turnover rate[6]	32%	32%	35%	34%	38%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$71.48	$65.39	$54.46	$49.42	$45.59
Investment operations:
Net investment income[1]	1.47	1.34	1.14	1.04	0.88
Net realized and unrealized gain (loss)	(1.81)	6.01	10.88	5.10	3.84
Total from investment operations	(0.34)	7.35	12.02	6.14	4.72
Dividends to shareholders:
Net investment income	(1.49)	(1.26)	(1.09)	(1.10)	(0.89)
Net asset value, end of year	$69.65	$71.48	$65.39	$54.46	$49.42

TOTAL RETURN[2]	(0.45)%	11.28%	22.24%	12.66%	10.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$118,412	$139,386	$101,351	$65,354	$69,187
Ratios to average net assets[3] of:
Expenses	0.28%[4]	0.29%[4,5]	0.28%	0.28%[4]	0.28%[4]
Net investment income	2.11%	1.93%	1.89%	2.12%	1.98%
Portfolio turnover rate[6]	18%	16%	15%	13%	16%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38% and 0.28%, for WisdomTree Dividend ex-Financials Fund and WisdomTree Earnings 500 Fund, respectively.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

124	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree High Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$60.74	$56.57	$51.17	$44.81	$40.52
Investment operations:
Net investment income[1]	2.10	1.95	1.77	1.82	1.66
Net realized and unrealized gain	2.50	4.03	5.37	6.40	4.15
Total from investment operations	4.60	5.98	7.14	8.22	5.81
Dividends to shareholders:
Net investment income	(2.05)	(1.81)	(1.74)	(1.86)	(1.52)
Net asset value, end of year	$63.29	$60.74	$56.57	$51.17	$44.81

TOTAL RETURN[2]	7.88%	10.64%	14.24%	18.83%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,025,362	$1,059,849	$797,595	$639,585	$427,918
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.39%[6]	0.38%	0.38%	0.38%
Net investment income	3.53%	3.25%	3.31%	3.91%	3.99%
Portfolio turnover rate[7]	20%	27%	30%	28%	22%

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$73.27	$67.60	$58.94	$52.98	$48.31
Investment operations:
Net investment income[1]	2.01	1.86	1.65	1.61	1.45
Net realized and unrealized gain	0.13	5.59	8.64	6.00	4.59
Total from investment operations	2.14	7.45	10.29	7.61	6.04
Dividends to shareholders:
Net investment income	(1.99)	(1.78)	(1.63)	(1.65)	(1.37)
Net asset value, end of year	$73.42	$73.27	$67.60	$58.94	$52.98

TOTAL RETURN[2]	3.04%	11.08%	17.70%	14.69%	12.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,725,259	$2,106,618	$1,821,886	$1,500,106	$1,205,215
Ratios to average net assets[3] of:
Expenses	0.28%[4]	0.29%[4,8]	0.28%	0.28%[4]	0.28%[4]
Net investment income	2.81%	2.59%	2.62%	2.97%	3.02%
Portfolio turnover rate[7]	11%	12%	11%	14%	14%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	125

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$66.28	$58.57	$48.86	$44.31	$43.02
Investment operations:
Net investment income[1]	1.06	0.88	0.61	1.02	0.75
Net realized and unrealized gain (loss)	(3.70)	7.71	9.70	4.56	1.26
Total from investment operations	(2.64)	8.59	10.31	5.58	2.01
Dividends to shareholders:
Net investment income	(0.88)	(0.88)	(0.60)	(1.03)	(0.72)
Net asset value, end of year	$62.76	$66.28	$58.57	$48.86	$44.31

TOTAL RETURN[2]	(4.00)%	14.73%	21.20%	12.81%	4.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$138,062	$26,511	$26,357	$24,428	$31,015
Ratios to average net assets[3] of:
Expenses	0.38%[4]	0.39%[4,5]	0.38%	0.38%	0.38%[4]
Net investment income	1.68%	1.42%	1.14%	2.26%	1.84%
Portfolio turnover rate[6]	85%	63%	67%	65%	62%

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$86.03	$76.99	$65.15	$56.25	$54.01
Investment operations:
Net investment income[1]	2.12	2.16	1.83	1.99	1.47
Net realized and unrealized gain	0.26	8.84	11.82	8.91	2.17
Total from investment operations	2.38	11.00	13.65	10.90	3.64
Dividends and distributions to shareholders:
Net investment income	(2.05)	(1.96)	(1.81)	(2.00)	(1.40)
Capital gains	(0.29)	—	—	—	—
Total dividends and distributions to shareholders	(2.34)	(1.96)	(1.81)	(2.00)	(1.40)
Net asset value, end of year	$86.07	$86.03	$76.99	$65.15	$56.25

TOTAL RETURN[2]	2.98%	14.46%	21.24%	19.96%	6.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,609,484	$1,595,896	$993,148	$540,728	$345,963
Ratios to average net assets[3] of:
Expenses	0.38%[7]	0.39%[8]	0.38%	0.38%	0.38%
Net investment income	2.60%	2.65%	2.58%	3.46%	2.81%
Portfolio turnover rate[6]	32%	30%	32%	33%	29%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

126	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$96.41	$88.74	$70.55	$61.00	$58.75
Investment operations:
Net investment income[1]	1.19	1.25	1.00	1.09	0.62
Net realized and unrealized gain (loss)	(6.30)	7.56	18.11	9.54	2.20
Total from investment operations	(5.11)	8.81	19.11	10.63	2.82
Dividends to shareholders:
Net investment income	(1.10)	(1.14)	(0.92)	(1.08)	(0.57)
Net asset value, end of year	$90.20	$96.41	$88.74	$70.55	$61.00

TOTAL RETURN[2]	(5.29)%	9.99%	27.26%	17.75%	4.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$662,944	$737,532	$514,682	$211,643	$158,596
Ratios to average net assets[3] of:
Expenses[4]	0.38%	0.39%[5]	0.38%	0.38%	0.38%
Net investment income	1.32%	1.37%	1.24%	1.80%	1.11%
Portfolio turnover rate[6]	40%	36%	41%	39%	38%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$71.98	$68.33	$57.07	$49.03	$48.66
Investment operations:
Net investment income[1]	2.07	1.97	1.85	1.87	1.68
Net realized and unrealized gain (loss)	(3.38)	3.62	11.10	8.14	0.34
Total from investment operations	(1.31)	5.59	12.95	10.01	2.02
Dividends to shareholders:
Net investment income	(1.93)	(1.94)	(1.69)	(1.97)	(1.65)
Net asset value, end of year	$68.74	$71.98	$68.33	$57.07	$49.03

TOTAL RETURN[2]	(1.69)%	8.33%	22.99%	21.06%	4.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,216,658	$1,248,932	$1,062,525	$553,551	$313,791
Ratios to average net assets[3] of:
Expenses[4]	0.38%	0.39%[5]	0.38%	0.38%	0.38%
Net investment income	3.10%	2.86%	2.93%	3.71%	3.69%
Portfolio turnover rate[6]	33%	33%	42%	49%	31%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	127

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$84.42	$81.40	$63.40	$56.59	$54.97
Investment operations:
Net investment income[1]	1.03	0.99	0.73	1.03	0.74
Net realized and unrealized gain (loss)	(7.44)	2.96	17.95	6.86	1.59
Total from investment operations	(6.41)	3.95	18.68	7.89	2.33
Dividends to shareholders:
Net investment income	(0.93)	(0.93)	(0.68)	(1.08)	(0.71)
Net asset value, end of year	$77.08	$84.42	$81.40	$63.40	$56.59

TOTAL RETURN[2]	(7.60)%	4.89%	29.55%	14.20%	4.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$369,965	$422,121	$439,571	$180,687	$147,127
Ratios to average net assets[3] of:
Expenses	0.38%[4]	0.39%[4,5]	0.38%	0.38%[4]	0.38%[4]
Net investment income	1.31%	1.24%	0.98%	1.83%	1.43%
Portfolio turnover rate[6]	43%	43%	61%	50%	41%

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$74.25	$68.29	$59.33	$53.04	$48.84
Investment operations:
Net investment income[1]	2.04	1.91	1.68	1.65	1.47
Net realized and unrealized gain (loss)	(0.03)	5.86	8.91	6.32	4.15
Total from investment operations	2.01	7.77	10.59	7.97	5.62
Dividends to shareholders:
Net investment income	(2.02)	(1.81)	(1.63)	(1.68)	(1.42)
Net asset value, end of year	$74.24	$74.25	$68.29	$59.33	$53.04

TOTAL RETURN[2]	2.84%	11.47%	18.10%	15.39%	11.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$493,708	$582,862	$419,955	$296,638	$243,985
Ratios to average net assets[3] of:
Expenses	0.28%[4,7]	0.29%[4,8]	0.28%	0.28%[4]	0.28%[4]
Net investment income	2.83%	2.64%	2.65%	3.05%	3.03%
Portfolio turnover rate[6]	12%	13%	12%	13%	15%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

128	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of year	$73.94	$67.79	$56.14	$50.62	$47.12
Investment operations:
Net investment income[1]	1.45	1.34	1.12	1.07	0.88
Net realized and unrealized gain (loss)	(2.34)	6.05	11.63	5.51	3.58
Total from investment operations	(0.89)	7.39	12.75	6.58	4.46
Dividends to shareholders:
Net investment income	(1.55)	(1.24)	(1.10)	(1.06)	(0.96)
Net asset value, end of year	$71.50	$73.94	$67.79	$56.14	$50.62

TOTAL RETURN[2]	(1.18)%	10.93%	22.89%	13.23%	9.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$57,204	$107,209	$71,174	$53,329	$43,026
Ratios to average net assets of:
Expenses	0.28%	0.29%[3]	0.28%	0.28%[4]	0.28%[4,5]
Net investment income	2.00%	1.88%	1.81%	2.10%[4]	1.90%[4]
Portfolio turnover rate[6]	12%	16%	13%	13%	12%

WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period May 22, 2013* through March 31, 2014
Net asset value, beginning of period	$31.23	$27.95	$24.86
Investment operations:
Net investment income[1]	0.70	0.66	0.48
Net realized and unrealized gain (loss)	(0.02)	3.21	3.02
Total from investment operations	0.68	3.87	3.50
Dividends and distributions to shareholders:
Net investment income	(0.66)	(0.59)	(0.41)
Capital gains	—	(0.00)[7]	(0.00)[7]
Total dividends and distributions to shareholders	(0.66)	(0.59)	(0.41)
Net asset value, end of period	$31.25	$31.23	$27.95

TOTAL RETURN[2]	2.25%	13.94%	14.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$595,351	$448,158	$104,802
Ratios to average net assets of:
Expenses	0.28%	0.29%[3]	0.28%[8]
Net investment income	2.30%	2.19%	2.11%[8]
Portfolio turnover rate[6]	32%	35%	31%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	Amount represents less than $0.005.

[8]	Annualized.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	129

Financial Highlights (concluded)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period July 25, 2013* through March 31, 2014
Net asset value, beginning of period	$30.12	$28.43	$25.02
Investment operations:
Net investment income[1]	0.67	0.65	0.34
Net realized and unrealized gain (loss)	(2.02)	1.69	3.32
Total from investment operations	(1.35)	2.34	3.66
Dividends and distributions to shareholders:
Net investment income	(0.60)	(0.65)	(0.25)
Capital gains	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.60)	(0.65)	(0.25)
Net asset value, end of period	$28.17	$30.12	$28.43

TOTAL RETURN[3]	(4.42)%	8.37%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,208	$22,594	$24,163
Ratios to average net assets of:
Expenses	0.38%	0.39%[4]	0.38%[5]
Net investment income	2.43%	2.30%	1.82%[5]
Portfolio turnover rate[6]	50%	53%	71%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

130	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2016, the Trust offered 91 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree High Dividend Fund (“High Dividend Fund”) (formerly, WisdomTree Equity Income Fund)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”) (formerly, WisdomTree U.S. Dividend Growth Fund)	May 22, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”) (formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)	July 25, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the

WisdomTree Domestic Earnings and Dividend Funds	131

Notes to Financial Statements (continued)

mean between the highest bid and lowest ask price. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these

132	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing each Fund’s assets:

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$906,535,225	$—	$—
Exchange-Traded Funds	7,594,396	—	—
Investment of Cash Collateral for Securities Loaned	—	7,851,900	—
Total	$914,129,621	$7,851,900	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$117,931,203	$—	$—
Exchange-Traded Fund	295,518	—	—
Investment of Cash Collateral for Securities Loaned	—	360,227	—
Total	$118,226,721	$360,227	$—

High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,019,015,459	$—	$—
Exchange-Traded Fund	3,686,039	—	—
Investment of Cash Collateral for Securities Loaned	—	10,967,234	—
Total	$1,022,701,498	$10,967,234	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,716,461,021	$—	$—
Exchange-Traded Fund	5,438,981	—	—
Investment of Cash Collateral for Securities Loaned	—	7,428,445	—
Total	$1,721,900,002	$7,428,445	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$137,457,904	$—	$—
Exchange-Traded Funds	451,046	—	—
Investment of Cash Collateral for Securities Loaned	—	603,608	—
Total	$137,908,950	$603,608	$—

WisdomTree Domestic Earnings and Dividend Funds	133

Notes to Financial Statements (continued)

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,603,700,273	$—	$—
Exchange-Traded Fund	1,751,177	—	—
Investment of Cash Collateral for Securities Loaned	—	65,947,592	—
Total	$1,605,451,450	$65,947,592	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$661,078,654	$—	$—
Exchange-Traded Fund	1,190,385	—	—
Investment of Cash Collateral for Securities Loaned	—	32,026,035	—
Total	$662,269,039	$32,026,035	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,205,854,008	$—	$—
Exchange-Traded Fund	7,976,025	—	—
Investment of Cash Collateral for Securities Loaned	—	152,545,820	—
Total	$1,213,830,033	$152,545,820	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$367,857,581	$—	$—
Rights	—	12,529	—
Exchange-Traded Fund	1,288,529	—	—
Investment of Cash Collateral for Securities Loaned	—	47,210,603	—
Total	$369,146,110	$47,223,132	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$491,386,021	$—	$—
Exchange-Traded Fund	809,851	—	—
Investment of Cash Collateral for Securities Loaned	—	4,643,317	—
Total	$492,195,872	$4,643,317	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$57,094,861	$—	$—
Investment of Cash Collateral for Securities Loaned	—	546,794	—
Total	$57,094,861	$546,794	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$594,361,182	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,415,965	—
Total	$594,361,182	$3,415,965	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,087,474	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,010,875	—
Total	$35,087,474	$4,010,875	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry and country.

134	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

There were no Level 3 securities at or during the fiscal year ended March 31, 2016.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the fiscal year ended March 31, 2016, SmallCap Dividend Fund transferred securities with a fair value of $66,688 from Level 2 to Level 1 primarily due to the availability of a quoted price in an active market for identical investments.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld, if any.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

During the fiscal year ended March 31, 2016, High Dividend Fund, MidCap Dividend Fund and Total Dividend Fund (the “Affected Funds”) incurred legal expenses pertaining to litigation brought against former shareholders of Lyondell Chemical Company (“Lyondell”), such as the Affected Funds. The lawsuit seeks to recover amounts paid to former shareholders of Lyondell as fraudulent transfer in connection with the leveraged buyout of Lyondell by Basell AF S.C.A in December of 2007 after Lyondell filed for bankruptcy in 2008. While the Affected Funds believe that they have valid defenses and are participating in the defense along with a number of other shareholders, at this stage of the proceedings, the Affected Funds are not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on an Affected Fund’s net asset value.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is

WisdomTree Domestic Earnings and Dividend Funds	135

Notes to Financial Statements (continued)

accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2016, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2016, the Funds had securities on loan and the value of the related collateral received by each Fund exceeded the value of the securities loaned by each Fund. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

136	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dividend ex-Financials Fund	0.38%
Earnings 500 Fund	0.28%
High Dividend Fund	0.38%
LargeCap Dividend Fund	0.28%
LargeCap Value Fund	0.38%
MidCap Dividend Fund	0.38%
MidCap Earnings Fund	0.38%
SmallCap Dividend Fund	0.38%
SmallCap Earnings Fund	0.38%
Total Dividend Fund	0.28%
Total Earnings Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Quality Dividend Growth Fund	0.38%

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees related to each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

WisdomTree Domestic Earnings and Dividend Funds	137

Notes to Financial Statements (continued)

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year ended March 31, 2016 are as follows:

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2016	Dividend Income	Capital Gain Distributions
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$2,992,839	$13,712,591	$13,129,958	$3,774,815	$82,011	$—
WisdomTree MidCap Dividend Fund	3,008,754	13,686,804	13,136,212	3,819,581	74,175	17,402
Total	$6,001,593	$27,399,395	$26,266,170	$7,594,396	$156,186	$17,402

Earnings 500 Fund
WisdomTree High Dividend Fund	$158,834	$2,308,596	$2,185,834	$295,518	$15,998	$—

High Dividend Fund
WisdomTree Total Dividend Fund	$1,968,955	$15,802,114	$14,191,526	$3,686,039	$66,172	$—

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$2,427,941	$28,940,885	$26,128,134	$5,438,981	$146,234	$—

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$34,983	$493,525	$209,761	$312,455	$2,977	$—
WisdomTree MidCap Earnings Fund	15,154	213,615	87,211	138,591	713	—
Total	$50,137	$707,140	$296,972	$451,046	$3,690	$—

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$2,739,441	$29,870,944	$30,826,288	$1,751,177	$80,788	$—

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$2,841,673	$7,092,002	$8,584,704	$1,190,385	$74,868	$19,516

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$1,781,942	$28,518,442	$22,734,002	$7,976,025	$160,378	$57,850

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,153,993	$3,691,409	$3,554,420	$1,288,529	$20,771	$—

Total Dividend Fund
WisdomTree Total Earnings Fund	$1,129,266	$5,429,514	$5,724,576	$809,851	$21,948	$—

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding

138	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (continued)

short-term investments) for the fiscal year ended March 31, 2016 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Dividend ex-Financials Fund	$345,768,820	$325,183,616	$275,784,087	$586,602,313
Earnings 500 Fund	24,390,270	24,016,320	10,220,504	27,840,130
High Dividend Fund	198,418,713	188,545,618	201,439,289	273,051,796
LargeCap Dividend Fund	196,356,176	189,049,935	173,900,483	550,175,294
LargeCap Value Fund	35,275,479	35,139,544	129,277,625	16,630,672
MidCap Dividend Fund	499,173,421	492,183,862	451,329,915	427,911,085
MidCap Earnings Fund	287,867,528	284,577,830	235,439,517	250,522,085
SmallCap Dividend Fund	405,181,030	395,888,036	320,533,111	287,875,257
SmallCap Earnings Fund	168,027,845	166,935,114	31,028,327	45,326,529
Total Dividend Fund	59,867,596	59,057,897	42,811,133	129,053,417
Total Earnings Fund	9,683,851	9,479,827	–	44,758,823
U.S. Quality Dividend Growth Fund	165,754,744	164,238,244	260,702,595	112,533,107
U.S. SmallCap Quality Dividend Growth Fund	15,123,953	14,793,096	22,177,984	8,031,013

6. FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend ex-Financials Fund	$870,807,746	$86,416,007	$(35,242,232)	$51,173,775
Earnings 500 Fund	108,884,478	14,202,551	(4,500,081)	9,702,470
High Dividend Fund	973,268,120	95,083,831	(34,683,219)	60,400,612
LargeCap Dividend Fund	1,614,939,446	185,596,465	(71,207,464)	114,389,001
LargeCap Value Fund	134,561,162	5,065,400	(1,114,004)	3,951,396
MidCap Dividend Fund	1,552,391,088	163,353,411	(44,345,457)	119,007,954
MidCap Earnings Fund	679,094,691	50,582,406	(35,382,023)	15,200,383
SmallCap Dividend Fund	1,337,872,401	105,971,588	(77,468,136)	28,503,452
SmallCap Earnings Fund	417,076,210	35,952,030	(36,658,998)	(706,968)
Total Dividend Fund	441,099,809	71,370,427	(15,631,047)	55,739,380
Total Earnings Fund	55,407,179	5,627,381	(3,392,905)	2,234,476
U.S. Quality Dividend Growth Fund	580,695,027	37,676,773	(20,594,653)	17,082,120
U.S. SmallCap Quality Dividend Growth Fund	38,466,973	2,352,803	(1,721,427)	631,376

At March 31, 2016, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Dividend ex-Financials Fund	$1,793,681	$(130,624,305)	$51,173,775	$(77,656,849)
Earnings 500 Fund	122,469	(19,180,818)	9,702,470	(9,355,879)
High Dividend Fund	2,310,527	(73,176,956)	60,400,612	(10,465,817)
LargeCap Dividend Fund	2,220,554	(83,972,062)	114,389,001	32,637,493
LargeCap Value Fund	100,708	(11,093,980)	3,951,396	(7,041,876)
MidCap Dividend Fund	3,978,313	(64,538,367)	119,007,954	58,447,900
MidCap Earnings Fund	930,210	(62,224,152)	15,200,383	(46,093,559)
SmallCap Dividend Fund	3,646,549	(103,914,617)	28,503,452	(71,764,616)
SmallCap Earnings Fund	696,655	(48,852,396)	(706,968)	(48,862,709)
Total Dividend Fund	831,157	(23,974,005)	55,739,380	32,596,532

WisdomTree Domestic Earnings and Dividend Funds	139

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Total Earnings Fund	$64,003	$(6,492,065)	$2,234,476	$(4,193,586)
U.S. Quality Dividend Growth Fund	762,164	(14,918,909)	17,082,120	2,925,375
U.S. SmallCap Quality Dividend Growth Fund	86,486	(3,408,857)	631,376	(2,690,995)

The tax character of distributions paid during the fiscal years ended March 31, 2016 and March 31, 2015, was as follows:

	Year Ended March 31, 2016		Year Ended March 31, 2015
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*
Dividend ex-Financials Fund	$34,743,423	$—	$39,456,992
Earnings 500 Fund	2,740,986	—	2,297,699
High Dividend Fund	32,904,903	—	30,019,168
LargeCap Dividend Fund	49,180,302	—	52,955,618
LargeCap Value Fund	522,957	—	385,836
MidCap Dividend Fund	38,312,256	5,471,254	30,452,989
MidCap Earnings Fund	8,681,892	—	8,472,389
SmallCap Dividend Fund	34,291,884	—	31,680,603
SmallCap Earnings Fund	4,657,222	—	5,168,210
Total Dividend Fund	14,082,024	—	13,202,159
Total Earnings Fund	1,549,810	—	1,687,769
U.S. Quality Dividend Growth Fund	11,551,881	—	4,462,615
U.S. SmallCap Quality Dividend Growth Fund	646,575	—	582,743

*	Includes short-term capital gains if any.

At March 31, 2016, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Dividend ex-Financials Fund	$5,713,004	$68,035,975	$1,318,159	$—	$—	$75,067,138
Earnings 500 Fund	1,286,040	10,811,338	4,536,572	188,860	1,332,499	18,155,309
High Dividend Fund	—	32,791,690	21,181,473	—	—	53,973,163
LargeCap Dividend Fund	—	30,813,569	32,903,699	—	—	63,717,268
LargeCap Value Fund	—	8,176,315	295,465	428,445	—	8,900,225
MidCap Dividend Fund	—	—	—	42,715,873	21,822,494	64,538,367
MidCap Earnings Fund	1,545,771	6,328,159	346,722	47,683,032	6,320,468	62,224,152
SmallCap Dividend Fund	—	29,790,025	6,604,794	11,421,321	4,292,860	52,109,000
SmallCap Earnings Fund	1,465,208	4,654,874	921,406	15,862,443	5,383,892	28,287,823
Total Dividend Fund	—	8,122,736	10,786,298	—	—	18,909,034
Total Earnings Fund	220,855	3,393,418	935,380	—	—	4,549,653
U.S. Quality Dividend Growth Fund	—	—	—	92,153	—	92,153
U.S. SmallCap Quality Dividend Growth Fund	—	—	—	775,933	159,765	935,698

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

140	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (concluded)

During the fiscal year ended March 31, 2016, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Dividend ex-Financials Fund	$36,962,934	$18,594,233
Earnings 500 Fund	1,148,448	(122,939)
High Dividend Fund	12,309,104	6,894,689
LargeCap Dividend Fund	9,215,586	11,039,208
LargeCap Value Fund	2,558,314	(364,559)
MidCap Dividend Fund	—	—
MidCap Earnings Fund	—	—
SmallCap Dividend Fund	27,539,495	24,266,122
SmallCap Earnings Fund	20,636,123	(71,550)
Total Dividend Fund	2,332,840	2,732,131
Total Earnings Fund	890,801	1,051,611
U.S. Quality Dividend Growth Fund	11,761,909	3,064,847
U.S. SmallCap Quality Dividend Growth Fund	1,959,783	513,376

During the fiscal year ended March 31, 2016, the amount of capital loss carryforwards used to offset realized gains and the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Dividend ex-Financials Fund	$—	$6,406,424
Earnings 500 Fund	194,476	108,185
High Dividend Fund	—	2,081,059
LargeCap Dividend Fund	—	2,821,262
LargeCap Value Fund	—	—
MidCap Dividend Fund	—	—
MidCap Earnings Fund	354,730	—
SmallCap Dividend Fund	—	—
SmallCap Earnings Fund	31,705	—
Total Dividend Fund	—	929,100
Total Earnings Fund	—	217,156
U.S. Quality Dividend Growth Fund	—	—
U.S. SmallCap Quality Dividend Growth Fund	—	—

At March 31, 2016, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Dividend ex-Financials Fund	$409,562	$(88,266,633)	$87,857,071
Earnings 500 Fund	4,043	(9,782,772)	9,778,729
High Dividend Fund	67,486	(48,357,964)	48,290,478
LargeCap Dividend Fund	13,879	(128,003,368)	127,989,489
LargeCap Value Fund	1,962	(2,385,851)	2,383,889
MidCap Dividend Fund	537,012	(92,555,748)	92,018,736
MidCap Earnings Fund	32,802	(41,219,570)	41,186,768
SmallCap Dividend Fund	44,955	(67,087,918)	67,042,963
SmallCap Earnings Fund	27,362	(6,061,702)	6,034,340
Total Dividend Fund	27,714	(49,203,109)	49,175,395

WisdomTree Domestic Earnings and Dividend Funds	141

Notes to Financial Statements (continued)

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Total Earnings Fund	$4,562	$(12,666,139)	$12,661,577
U.S. Quality Dividend Growth Fund	29,192	(16,320,795)	16,291,603
U.S. SmallCap Quality Dividend Growth Fund	1,087	(1,069,980)	1,068,893

These differences are primarily due to redemptions-in-kind, distribution re-designations, investments in real estate investment trusts, non-deductible expenses, expiration of capital loss carryforwards and realized basis adjustments on securities.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2016, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2016, remains subject to examination by taxing authorities.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2014, the FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. WTAM has evaluated ASU 2014-11 and determined that there is no impact on the Trust’s financial statements.

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to ASC 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. ASU 2015-07 also limits certain disclosures to investments for which the entity has elected to measure the fair value using the practical expedient. ASU 2015-07 will be effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years (earlier application is also permitted). WTAM has evaluated ASU 2015-07 and determined that there is no impact on the Trust’s financial statements.

142	WisdomTree Domestic Earnings and Dividend Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Dividend ex-Financials Fund, WisdomTree Earnings 500 Fund, WisdomTree High Dividend Fund (formerly WisdomTree Equity Income Fund), WisdomTree LargeCap Dividend Fund, WisdomTree LargeCap Value Fund, WisdomTree MidCap Dividend Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Dividend Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Total Dividend Fund, WisdomTree Total Earnings Fund, WisdomTree U.S. Quality Dividend Growth Fund (formerly WisdomTree U.S. Dividend Growth Fund), and WisdomTree U.S. SmallCap Quality Dividend Growth Fund (formerly WisdomTree U.S. SmallCap Dividend Growth Fund), thirteen of the investment funds constituting the WisdomTree Trust (the “Trust”), as of March 31, 2016, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Dividend ex-Financials Fund, WisdomTree Earnings 500 Fund, WisdomTree High Dividend Fund, WisdomTree LargeCap Dividend Fund, WisdomTree LargeCap Value Fund, WisdomTree MidCap Dividend Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Dividend Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Total Dividend Fund, WisdomTree Total Earnings Fund, WisdomTree U.S. Quality Dividend Growth Fund, and WisdomTree U.S. SmallCap Quality Dividend Growth Fund, thirteen of the investment funds constituting the WisdomTree Trust, at March 31, 2016, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2016

WisdomTree Domestic Earnings and Dividend Funds	143

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik* (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	91	Trustee, Vericimetry Funds (2011- 2014)

Joel Goldberg** (1945)	Trustee, 2012- present	Attorney, Of Counsel/Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	91	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid- Hudson Region)

Toni Massaro*** (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 1990.	91	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	91	Associate Alumnae of Douglass College, Member of Investment Committee

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	91	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame, Member of the Board of Directors of the New York Society of Security Analysts (NYSSA)

+	As of March 31, 2016.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Chair of the Governance and Nominating Committee.

‡	Chair of the Investment Committee.

144	WisdomTree Domestic Earnings and Dividend Funds

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg**** (1964)	Trustee, 2005- present President, 2005- present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	91	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano**** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	91	None

Terry Jane Feld**** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	91	None

Ryan Louvar**** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	91	None

Sarah English**** (1977)	Assistant Secretary, 2013- present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	91	None

Clint Martin**** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	91	None

+	As of March 31, 2016.

****	Elected by and serves at the pleasure of the Board.

WisdomTree Domestic Earnings and Dividend Funds	145

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2016, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2017.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2016, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Dividend ex-Financials Fund	$34,743,423
Earnings 500 Fund	2,740,986
High Dividend Fund	31,537,739
LargeCap Dividend Fund	49,180,302
LargeCap Value Fund	522,957
MidCap Dividend Fund	28,589,527
MidCap Earnings Fund	8,163,291
SmallCap Dividend Fund	26,624,794
SmallCap Earnings Fund	4,037,837
Total Dividend Fund	13,609,155
Total Earnings Fund	1,359,391
U.S. Quality Dividend Growth Fund	11,551,881
U.S. SmallCap Quality Dividend Growth Fund	620,030

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2016, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Dividend ex-Financials Fund	99.21%
Earnings 500 Fund	97.48%
High Dividend Fund	93.24%
LargeCap Dividend Fund	98.74%
LargeCap Value Fund	85.46%
MidCap Dividend Fund	71.40%
MidCap Earnings Fund	86.18%
SmallCap Dividend Fund	72.06%
SmallCap Earnings Fund	78.15%
Total Dividend Fund	94.86%
Total Earnings Fund	86.67%
U.S. Quality Dividend Growth Fund	94.98%
U.S. SmallCap Quality Dividend Growth Fund	86.60%

146	WisdomTree Domestic Earnings and Dividend Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Domestic Earnings and Dividend Funds	147

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 31, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Coal Fund (TONS)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

(formerly, WisdomTree Equity Income Fund)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

(formerly, WisdomTree U.S. Dividend Growth Fund)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

(formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1421

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)	The code of ethics is attached hereto as exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is David Chrencik, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $1,443,613 for 2016 and $1,265,915 for 2015.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $152,847 for 2016 and $118,935.83 for 2015.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $475,875 for 2016 and $443,414 for 2015.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2016 and $0 for 2015.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $513,212.29 for 2016 and $691,995 for 2015.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: June 6, 2016

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: June 6, 2016